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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number 811-02731

                           Tax-Free Investments Trust
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Karen Dunn Kelley 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 3/31

Date of reporting period: 3/31/08

Item 1. Reports to Stockholders.

                                  TAX-FREE CASH RESERVE PORTFOLIO

                                  Cash Management Class

                                  Annual Report to Shareholders o March 31, 2008

[INVESCO AIM LOGO]
 --SERVICE MARK--

     [MOUNTAIN GRAPHIC]

2    Letters to Shareholders
4    Fund Data
5    Schedule of Investments
30   Financial Statements
33   Notes to Financial Statements
37   Financial Highlights
39   Auditor's Report
40   Fund Expenses
41   Approval of Sub -Advisory Agreement
42   Tax Information
43   Results of Proxy
44   Trustees and Officers

Unless otherwise stated, information presented in this report is as of March 31, 2008, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

                    Dear Shareholders:

                    We are pleased to present this report on the performance of the Cash Management Class of Tax-Free Cash Reserve
                    Portfolio, part of Invesco Aim Cash Management, for the 12 months ended March 31, 2008. Thank you for investing with us.

   [DUNN KELLEY        While continuing to maintain a relatively short maturity structure to help manage the liquidity needs of our
      PHOTO]        clients, a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields was utilized to provide competitive returns.
Karen Dunn Kelley
                       The Fund also continued to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the Fund's overall credit quality, market price exposure and management.

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

   U.S. economic growth, while remaining positive, slowed considerably during the second half of the period covered by this report.
Gross domestic product (GDP) rose at an annualized rate of 3.8%, 4.9% and 0.6%(1) in the second, third and fourth quarters of 2007, respectively. Early estimates put first-quarter 2008 GDP growth at an annualized rate of 0.6%.(1)

   This slowdown was due to a number of factors, including weakness in the housing market, rising energy prices, a credit "crunch"
and slowing consumer spending. These same factors caused the U.S. stock market to decline and become more volatile during the second half of the fiscal year.

   In response to these trends, the U.S. Federal Reserve Board (the Fed) aggressively lowered short-term interest rates. In six separate actions, the Fed cut its federal funds target rate by a total of 300 basis points, or 3.0%.(2) By lowering this key short-term interest rate from 5.25% to 2.25%(2), the Fed hoped to stimulate economic growth. Decreases in the federal funds target rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities.

   In March 2008, the Fed also expanded its lending authority and increased liquidity in an effort to ensure the smooth functioning of financial markets. The central bank extended a line of credit to JPMorgan Chase to buy troubled investment bank Bear Stearns and it created a new program to provide loans directly to large investment banks. Previously, only commercial banks were eligible for such loans. Near the end of the fiscal year, the Fed promised to "act in a timely manner as needed to promote sustainable economic growth and price stability."

   The yield curve began the fiscal year somewhat inverted, with three-month Treasury bills yielding 5.03% and 30-year Treasuries yielding 4.84%.(3) By the close of the fiscal year, the yield curve was much more normal, with yields declining across the board. As of March 31, 2008, three-month Treasury bills yielded 1.37% while 30-year Treasuries yielded 4.31%.(3)

IN CONCLUSION

On March 31, 2008, AIM Investments became Invesco Aim. With our new name came a new logo and a new look -- and a new brand. We believe our new brand highlights the strength of global diversification that we can provide shareholders by combining Invesco's worldwide resources and AIM's 30-year tradition of delivering quality investment products to the U.S. marketplace.

   As one of the world's largest and most diversified global investment organizations, Invesco has more than 500 investment professionals operating in investment centers in 25 cities and a presence in 12 countries. As of March 31, 2008, Invesco had approximately $470 billion in assets under management globally. To learn more, visit our Web site, invescoaim.com.

   All of us at Invesco Aim are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our
Cash Management representatives at 800 659 1005.

Sincerely,


/S/ KAREN DUNN KELLEY

Karen Dunn Kelley
Executive Vice President
Invesco Aim Distributors, Inc.

May 19, 2008

(1)  Bureau of Economic Analysis

(2)  U.S. Federal Reserve Board

(3)  Lehman Brothers Inc.

Invesco Aim Cash Management is a brand name encompassing products and services provided by one or more subsidiaries of Invesco Ltd.


2   TAX-FREE CASH RESERVE PORTFOLIO

                    Dear Fellow AIM Fund Shareholders:

                    Communication is always important and even more so in times of market volatility. On behalf of your Board of
                    Trustees, I intend to keep you informed on events relating to the governance of the portfolios of Invesco Aim
                    Cash Management and to assure you that the Board supports management's continuing investment discipline focused
    [CROCKETT       on the highest credit quality consistent with safety, liquidity and yield. At the same time, improved
      PHOTO]        performance, reduced shareholder costs and high ethical standards remain key areas of focus for your Board.

  Bruce Crockett       Your Board's membership and standing committees have changed a bit recently. Ruth Quigley retired from Board service at the end of 2007, after serving since 1998, and we thank her for her many contributions. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, formerly chaired by Ruth, has been reorganized and has taken on additional responsibilities as the Valuation, Distribution and
Proxy Oversight Committee under the chairmanship of Carl Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee in a normal rotation of duties.

   Your interests are our first priority and for that reason we want to maintain a two-way channel of communication with you. The value of this communication between the Board and shareholders of the AIM Funds has been noted within and beyond the Invesco Aim community. Morningstar, the mutual fund tracking company, has commented favorably on communications between the Board of Trustees of the AIM Funds and their shareholders in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07). If you have comments or questions about any areas relating to fund governance, I encourage you to contact me by email at bruce@brucecrockett.com.

   Your Board looks forward to keeping you informed about your funds and to another year of diligent governance on your behalf.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

May 19, 2008


3   TAX-FREE CASH RESERVE PORTFOLIO

FUND DATA

====================================================================================================================================
CASH MANAGEMENT CLASS DATA AS OF 3/31/08

             YIELDS                         WEIGHTED AVERAGE MATURITY                  TOTAL
7-DAY SEC YIELD   MONTHLY YIELD   RANGE DURING FISCAL YEAR   AT FISCAL YEAR END      NET ASSETS
     2.21%            2.67%              19-36 days                19 days        $789.75 million

The performance data quoted above represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted above. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. You may obtain performance data current to the most recent month-end by visiting invescoaim.com. The SEC yield listed above reflects fee waivers and/or expense reimbursements in effect for the period. Had the advisor and/or distributor not waived fees and/or reimbursed expenses, your 7-day SEC yield would have been 2.16%.

====================================================================================================================================

FUND COMPOSITION BY MATURITY

====================================================================================================================================

IN DAYS, AS OF 3/31/08   FUND OBJECTIVE AND STRATEGY

1-7               84.6%  The Fund seeks as high a level of tax-exempt income as is consistent with the preservation of capital and
8-30               1.9   maintenance of liquidity. We invest in high quality, short-term municipal obligations, seeking to provide
31-90              6.7   income exempt from federal taxation. The portfolio structure is driven to some extent by the supply and
91-180             5.5   availability of municipal securities. Liquidity is managed with daily and weekly variable-rate demand
181+               1.3   notes.

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940.

====================================================================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


4   TAX-FREE CASH RESERVE PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2008




                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-99.09%

ALABAMA-0.75%

  Greater Montgomery Educational Building
     Authority (The Saint James School Project);
     Series 2003-A, Educational Facilities VRD RB
     (LOC-Regions Bank)(a)(b)                         2.26%     06/01/23     $   460     $      460,000
-------------------------------------------------------------------------------------------------------
  Gulf Shores (City of) Medical Clinic Board
     (Colonial Pinnacle MOB, LLC Project); Series
     2007, Non-AMT VRD RB (LOC-Regions Bank)(a)(b)    2.31%     07/01/34       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Huntsville (City of); Series 2002 G, Unlimited
     Tax VRD GO Wts. (LOC-Regions Bank)(a)(b)         2.21%     07/01/22       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Mobile (City of) Downtown Redevelopment
     Authority (Lafayette Plaza Hotel Project);
     Series 2007-A, Non-AMT VRD RB (LOC-Regions
     Bank)(a)(b)                                      2.25%     05/01/32       6,360          6,360,000
-------------------------------------------------------------------------------------------------------
  Mobile (City of) Industrial Development Board
     (Holnam Inc. Project); Series 1999 B,
     Refunding Dock & Wharf VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.08%     06/01/32       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  Oxford (City of); Series 2003, Unlimited Tax VRD
     GO Wts. (LOC-Branch Banking & Trust
     Co.)(a)(b)                                       2.35%     07/01/15       1,285          1,285,000
-------------------------------------------------------------------------------------------------------
  Stevenson (City of) Industrial Development Board
     (The Mead Corp. Project); Series 1998 D,
     Refunding Environmental Improvement VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.08%     11/01/11       3,500          3,500,000
-------------------------------------------------------------------------------------------------------
  Washington (County of) Industrial Development
     Authority (Bay Gas Storage Co., Ltd.
     Project); Series 2007, VRD IDR (LOC-Regions
     Bank)(a)(b)                                      2.20%     08/01/37      19,150         19,150,000
=======================================================================================================
                                                                                             35,655,000
=======================================================================================================


ALASKA-1.79%

  Alaska (State of) Housing Finance Corp.;
     Series 2001 A, Governmental Purposes VRD
     RB(b)                                            2.00%     12/01/30       3,210          3,210,000
-------------------------------------------------------------------------------------------------------
     Series 2001 B, Governmental Purposes VRD
     RB(b)                                            2.00%     12/01/30      24,055         24,055,000
-------------------------------------------------------------------------------------------------------
  North Slope (Borough of); Series 2000 A,
     Refunding Unlimited Tax VRD GO (INS-MBIA
     Insurance Corp.)(b)(c)                           6.60%     06/30/10      33,535         33,535,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Alaska (State of) Housing
     Finance Corp.); Series 1999 D, VRD
     RB(b)(d)(e)                                      2.30%     06/01/49      25,000         25,000,000
=======================================================================================================
                                                                                             85,800,000
=======================================================================================================


ARIZONA-1.94%

  ABN AMRO Munitops Ctfs. Trust (Greater Arizona
     (State of) Development Authority Revenue
     Bonds); Series 2006-5, Single Non-AMT VRD
     Ctfs.(b)(d)(e)                                   3.01%     08/01/13       8,695          8,695,000
-------------------------------------------------------------------------------------------------------
  Arizona (State of) Health Facilities Authority
     (Banner Health); Series 2005 A, VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 2.65%     01/01/29      53,475         53,475,000
-------------------------------------------------------------------------------------------------------
  Arizona State University Board of Regents;
     Series 2003 A, VRD RB(b)                         2.60%     07/01/34      19,955         19,955,000
-------------------------------------------------------------------------------------------------------
  Casa Grande (City of) Industrial Development
     Authority (Center Park Apartments Project);
     Series 2001 A, Refunding Multi-Family Housing
     VRD IDR (CEP-Federal National Mortgage
     Association)(b)                                  2.25%     06/15/31       2,010          2,010,000
-------------------------------------------------------------------------------------------------------
  Casa Grande (City of) Industrial Development
     Authority (Quail Gardens Apartments); Series
     2001 A, Refunding Multi-Family Housing VRD
     IDR (CEP-Federal National Mortgage
     Association)(b)                                  2.25%     06/15/31       1,885          1,885,000
-------------------------------------------------------------------------------------------------------
  Phoenix (City of) Industrial Development
     Authority (Lynwood Apartments Project);
     Series 1994, Refunding Multi-Family Housing
     VRD IDR (CEP-Federal Home Loan Bank of San
     Francisco)(b)                                    2.18%     10/01/25       5,460          5,460,000
-------------------------------------------------------------------------------------------------------
  Yuma (City of) Industrial Development Authority
     (El Encanto Apartments Project); Series 2003,
     Refunding Multi-Family Housing VRD RB
     (CEP-Federal National Mortgage
     Association)(b)                                  2.09%     04/15/33       1,200          1,200,000
=======================================================================================================
                                                                                             92,680,000
=======================================================================================================


CALIFORNIA-0.07%

  California (State of) Health Facilities
     Financing Authority (Adventist Health
     System/West); Series 1998 A, Hospital VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 1.85%     09/01/28       3,440          3,440,000
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
COLORADO-3.59%

  Centerra Metropolitan District No. 1; Series
     2004, VRD RB (LOC-BNP Paribas)(a)(b)(f)          2.30%     12/01/29     $12,000     $   12,000,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Community Wireless of
     Park City, Inc. Project); Series 2003, Public
     Radio VRD RB (LOC-U.S. Bank, N.A.)(a)(b)         2.15%     12/01/23         600            600,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (National Jewish
     Federation Bond Program);
     Series 2003 A-1 Class III, VRD RB (LOC-Bank
     of America, N.A.)(a)(b)                          1.30%     09/01/33       7,080          7,080,000
-------------------------------------------------------------------------------------------------------
     Series 2007 A-10 Class I, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.30%     09/01/37       5,260          5,260,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Southeastern Baptist
     Theological Seminary Project); Series 2005,
     Educational Facilities VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.28%     03/01/25       8,275          8,275,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (The Presentation
     School, Inc. Project); Series 2006, VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      2.07%     12/01/36       7,250          7,250,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Trinity School of
     Durham and Chapel Hill Project); Series 2006,
     Educational Facilities VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.28%     09/01/26       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Wesleyan Christian
     Academy Project); Series 2007, Educational
     Facilities VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                       2.28%     05/01/32       8,310          8,310,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (YMCA of the Rockies
     Project); Series 2008, Refunding VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.15%     10/01/38       7,420          7,420,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Arapahoe House Project); Series 2004 A, VRD
     RB (LOC-Wells Fargo Bank, N.A.)(a)(b)            2.28%     04/01/24       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Colorado West Regional Mental Health, Inc.
     Project); Series 2005, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.06%     03/01/30          95             95,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (National Jewish Medical and Research Center
     Project); Series 2005, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.15%     01/01/35      11,100         11,100,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (The Evangelical Lutheran Good Samaritan
     Society Project); Series 2007, Health
     Facilities VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.09%     06/01/37       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Housing & Finance Authority;
     Series 2000 A-1, Class III, Multi-Family
     Housing VRD RB (INS-MBIA Insurance
     Corp.)(b)(c)                                     2.95%     04/01/30       6,040          6,040,000
-------------------------------------------------------------------------------------------------------
     Series 2002 B-3, Class I, Single Family
     Mortgage Non-AMT VRD RB(b)                       2.10%     11/01/21      11,600         11,600,000
-------------------------------------------------------------------------------------------------------
  Colorado Springs (City of) (Cook Communications
     Ministries Project); Series 2002, VRD IDR
     (LOC-Bank of America, N.A.)(a)(b)                2.12%     03/01/17       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Colorado Springs (City of) Utilities System;
     Series 2004 A, Refunding Sub. Lien VRD RB(b)     2.25%     11/01/23      14,975         14,975,000
-------------------------------------------------------------------------------------------------------
  Cornerstar (Metropolitan District of); Series
     2007, Special VRD RB (LOC-Banco Bilbao
     Vizcaya Argentaria, S.A.)(a)(b)(f)               2.29%     12/01/37       9,200          9,200,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     District (FasTracks Project)); Series 2006-
     0120 A, Sales Tax VRD COP RB(b)(d)(e)            2.28%     11/01/36       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Eaglebend Affordable Housing Corp.; Series 2006
     A, Refunding Multi-Family Housing VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      2.26%     07/01/21       4,880          4,880,000
-------------------------------------------------------------------------------------------------------
  Pueblo (County of) (El Pueblo Boys' and Girls'
     Ranch, Inc. Project); Series 2003, VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      2.30%     12/01/23       1,130          1,130,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Regional
     Transportation District (FasTracks Project));
     Series 10117, Sales Tax VRD RB(b)(d)(e)          2.39%     11/01/36      10,400         10,400,000
-------------------------------------------------------------------------------------------------------
     Series 10119, Sales Tax VRD RB(b)(d)(e)          2.39%     11/01/36       9,930          9,930,000
-------------------------------------------------------------------------------------------------------
  Southglenn Metropolitan District; Series 2007,
     Special VRD RB (LOC-BNP Paribas)(a)(b)(f)        2.26%     12/01/30      20,600         20,600,000
=======================================================================================================
                                                                                            171,445,000
=======================================================================================================


CONNECTICUT-0.03%

  Connecticut (State of) Development Authority
     (Central Vermont Public Service Corp.
     Project); Series 1985, Floating Rate VRD PCR
     (LOC-RBS Citizens N.A.)(a)(b)                    2.60%     12/01/15       1,400          1,400,000
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
DELAWARE-0.02%

  Delaware (State of) Economic Development
     Authority (Archmere Academy, Inc. Project);
     Series 2006, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      2.13%     07/01/36     $ 1,100     $    1,100,000
=======================================================================================================


DISTRICT OF COLUMBIA-2.15%

  District of Columbia (National Academy of
     Sciences Project);
     Series 1999 B, Commercial Paper                  5.00%     04/01/08      32,500         32,500,000
-------------------------------------------------------------------------------------------------------
     Series 1999 C, Commercial Paper                  5.00%     04/01/08      32,500         32,500,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (The Field School, Inc.
     Project); Series 2001 A, VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)(e)                             2.13%     07/01/31       2,650          2,650,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (Trinity College Issue);
     Series 2001, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.13%     07/01/31       5,750          5,750,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (Washington Drama Society,
     Inc. Issue); Series 2008, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.20%     07/01/47      15,000         15,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (District of Columbia); Series
     2004 B-13, Unlimited Tax GO(b)(d)(e)             3.75%     06/01/22       7,295          7,295,000
-------------------------------------------------------------------------------------------------------
  Washington Convention Center Authority; Series
     1998, Sr. Lien Dedicated Tax RB(g)(h)(i)         5.25%     10/01/08       7,145          7,328,887
=======================================================================================================
                                                                                            103,023,887
=======================================================================================================


FLORIDA-5.62%

  ABN AMRO Munitops Ctfs. Trust (Florida State
     Board of Education); Series 2004-48, Non-AMT
     Unlimited Tax VRD GO(b)(d)(e)                    2.31%     06/01/12       3,950          3,950,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Port St. Lucie
     (City of) Utility System); Series 2006-50,
     Non-AMT VRD RB Ctfs.(b)(d)(e)                    3.01%     09/01/14      12,200         12,200,000
-------------------------------------------------------------------------------------------------------
  Bay Medical Center Board of Trustees; Series
     2007 A, Refunding Hospital VRD RB
     (LOC-Regions Bank)(a)(b)                         2.28%     10/01/27      19,315         19,315,000
-------------------------------------------------------------------------------------------------------
  Brevard (County of) Health Facilities Authority
     (Wuesthoff Memorial Hospital Project); Series
     2001, VRD RB (LOC-Wachovia Bank N.A.)(a)(b)      2.10%     08/01/31      13,395         13,395,000
-------------------------------------------------------------------------------------------------------
  Broward (County of) Housing Finance Authority
     (Reflections Apartments Project); Series
     1999, Refunding Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.25%     12/01/29       1,720          1,720,000
-------------------------------------------------------------------------------------------------------
  Dade (County of) Industrial Development
     Authority (Dolphins Stadium Project); Series
     1985 A, VRD IDR (LOC-Societe Generale
     S.A.)(a)(b)(f)                                   1.94%     01/01/16       3,300          3,300,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Miami-Dade (County of)
     Expressway Authority); Series 2006-0121 A,
     VRD COP RB(b)(d)(e)                              2.28%     07/01/37      37,000         37,000,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (South Florida Water
     Management District); Series 2006-0136 A, VRD
     COP(b)(d)(e)                                     2.28%     10/01/36      19,730         19,730,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Higher Educational Facilities
     Financing Authority (Jacksonville University
     Project); Series 2006, VRD RB (LOC-Regions
     Bank)(a)(b)                                      2.10%     07/01/36      14,000         14,000,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Agency
     (Lakeside South Project); Series 1985 B,
     Multi-Family Housing VRD RB (CEP-Federal
     National Mortgage Association)(b)                2.22%     08/01/11       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Charleston Landings Apartments); Series 2001
     J-A, Refunding Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.09%     07/01/31       3,940          3,940,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Monterey Lake Apartments); Series 2005 C,
     Refunding Multi-Family Mortgage VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.09%     07/01/35       5,315          5,315,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Tuscany Pointe Apartments); Series 2005 D,
     Refunding Multi-Family Mortgage VRD RB
     (CEP-Federal National Mortgage
     Association)(b)                                  2.22%     11/15/35      11,090         11,090,000
-------------------------------------------------------------------------------------------------------
  Highlands (County of) Health Facilities
     Authority (Adventist Health); Series 2003 A,
     Hospital VRD RB (LOC-SunTrust Bank)(a)(b)        2.07%     11/15/32       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Health Facilities
     Authority (University of Florida Jacksonville
     Physicians, Inc. Project); Series 2002,
     Health Care Facilities VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             2.15%     06/01/22       9,858          9,858,000
-------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Housing Finance Authority
     (St. Augustine Apartments); Series 2006,
     Refunding Multi-Family Housing VRD RB
     (CEP-Federal National Mortgage
     Association)(b)                                  2.30%     07/15/33       2,430          2,430,000
-------------------------------------------------------------------------------------------------------
  JEA Water & Sewer System; Series 2008 A-2, VRD
     RB(b)                                            1.80%     10/01/42       9,550          9,550,000
-------------------------------------------------------------------------------------------------------
  Leesburg (City of) (The Villages Regional
     Hospital Project); Series 2006, Hospital VRD
     RB (LOC-Bank of Nova Scotia)(a)(b)(f)            2.25%     07/01/36      18,000         18,000,000
-------------------------------------------------------------------------------------------------------
  Marion (County of) Industrial Development
     Authority (Chambrel at Pinecastle Project);
     Series 2002, Refunding Multi-Family Housing
     VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.09%     11/15/32       1,800          1,800,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Miami-Dade (County of) (Miami International
     Airport); Series 2000 B, Non-AMT Aviation
     Commercial Paper Notes (LOC-BNP Paribas,
     Dexia Bank S.A.)(a)(f)                           2.05%     05/19/08     $ 4,557     $    4,557,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Palm Key Apartments Project); Series 1997 C,
     Refunding Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.30%     07/01/32       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Christian Prison Ministry, Inc.
     Project); Series 2005, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.28%     11/01/30       5,610          5,610,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Trinity Preparatory School of
     Florida, Inc. Project); Series 2005, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.15%     10/01/25       1,370          1,370,000
-------------------------------------------------------------------------------------------------------
  Orlando (City of) & Orange (County of)
     Expressway Authority; Series 2003 C-1,
     Refunding VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.15%     07/01/25       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (Palm Beach Day Academy,
     Inc. Project); Series 2006, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.13%     01/01/37       3,100          3,100,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Economic Development
     (YMCA of South Palm Beach County, Inc.
     Project); Series 2003, Refunding &
     Improvement VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.13%     11/01/28       5,250          5,250,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Housing Finance Authority
     (Emerald Bay Club Apartments Projects);
     Series 2004, Refunding Multi-Family Housing
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.24%     06/01/30      14,500         14,500,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Miami-Dade
     (County of) School Board); Series 12042, VRD
     COP(b)(d)(e)                                     2.33%     11/01/31       7,900          7,900,000
-------------------------------------------------------------------------------------------------------
  Sarasota (County of) (Sarasota Family YMCA, Inc.
     Project); Series 1999, VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.13%     10/01/21         975            975,000
-------------------------------------------------------------------------------------------------------
  Seminole (County of) Industrial Development
     Authority (Hospice of the Comforter Project);
     Series 2006, Healthcare Facilities VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     2.25%     12/01/25       4,525          4,525,000
-------------------------------------------------------------------------------------------------------
  Tampa (City of) (DACCO Project); Series 2007,
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.13%     08/01/35      16,325         16,325,000
-------------------------------------------------------------------------------------------------------
  University of North Florida Foundation, Inc.;
     Series 1998, Parking System VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.47%     05/01/28       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Venice (City of) (Bon Secours Health System,
     Inc.); Series 2002 B, Health Care VRD RB
     (INS-Financial Security Assurance Inc.)(b)(c)    2.06%     11/01/28       2,125          2,125,000
-------------------------------------------------------------------------------------------------------
  Volusia (County of) Health Facilities Authority
     (Southwest Volusia Healthcare Corp.); Series
     1994 A, Hospital VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      2.09%     11/15/23       1,755          1,755,000
=======================================================================================================
                                                                                            268,685,000
=======================================================================================================


GEORGIA-5.14%

  Albany (City of) & Dougherty (County of)
     Hospital Authority (Phoebe Putney Memorial
     Hospital); Series 1996, VRD RB(b)                2.70%     09/01/26      20,330         20,330,000
-------------------------------------------------------------------------------------------------------
  Atlanta (City of) (Westside Project); Series
     2001, VRD Tax Allocation (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.13%     12/01/22       5,430          5,430,000
-------------------------------------------------------------------------------------------------------
  Atlanta (City of) Water & Wastewater Revenue;
     Series 2001 B, VRD RB (INS-Financial Security
     Assurance, Inc.)(b)(c)                           2.25%     11/01/38      24,660         24,660,000
-------------------------------------------------------------------------------------------------------
  Augusta (City of) Housing Authority (Westbury
     Creek Apartments); Series 2003 A, Refunding
     Multi-Family Housing VRD RB (CEP-Federal
     National Mortgage Association)(b)                2.25%     05/15/33       1,595          1,595,000
-------------------------------------------------------------------------------------------------------
  Clayton (County of) Development Authority (DACC
     Public Purpose Corp. II Project); Series
     2007, VRD RB (LOC-Dexia Bank S.A.)(a)(b)(f)      2.28%     07/01/32       4,785          4,785,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority
     (Institute of Nuclear Power Operations
     Project); Series 1998, VRD RB (LOC-SunTrust
     Bank)(a)(b)(e)                                   2.09%     02/01/13       2,365          2,365,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority (Mt.
     Paran Christian School, Inc. Project); Series
     2002, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.13%     07/01/22       6,765          6,765,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority (Young
     Men's Christian Association of Cobb County,
     Georgia, Inc. Project); Series 1998, VRD RB
     (LOC-SunTrust Bank)(a)(b)(e)                     2.15%     06/01/19       5,600          5,600,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Housing Authority (Tamarron
     Apartments Project); Series 2003, Refunding
     Multi-Family Housing VRD RB (CEP-Federal Home
     Loan Mortgage Corp.)(b)                          2.10%     03/01/24       1,980          1,980,000
-------------------------------------------------------------------------------------------------------
  Columbia (County of) Residential Care Facilities
     for The Elderly Authority (Augusta Resource
     Center on Aging Inc.-Brandon Wilde Lifecare
     Community Center);
     Series 1990, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.13%     01/01/21       3,730          3,730,000
-------------------------------------------------------------------------------------------------------
     Series 1994, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.15%     01/01/21       2,660          2,660,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

  DeKalb (County of) Development Authority
     (Atlanta Jewish Community Center, Inc.
     Project); Series 1999, VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.13%     09/01/24     $ 2,150     $    2,150,000
-------------------------------------------------------------------------------------------------------
  DeKalb (County of) Development Authority
     (Catholic School Properties, Inc. Project);
     Series 1999, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)(e)               2.10%     04/01/24       1,400          1,400,000
-------------------------------------------------------------------------------------------------------
  DeKalb (County of) Hospital Authority (DeKalb
     Medical Center, Inc. Project); Series 2003 B,
     VRD RAC (INS-Financial Security Assurance
     Inc.)(b)(c)                                      2.10%     09/01/31      17,610         17,610,000
-------------------------------------------------------------------------------------------------------
  DeKalb (County of) Housing Authority (Clairmont
     Crest Project); Series 1995, Refunding Multi-
     Family Housing VRD RB (CEP-Federal National
     Mortgage Association)(b)                         2.20%     06/15/25       7,840          7,840,000
-------------------------------------------------------------------------------------------------------
  Fayette (County of) Development Authority
     (Catholic Education of North Georgia, Inc.
     Project); Series 2002, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.15%     04/01/28       2,160          2,160,000
-------------------------------------------------------------------------------------------------------
  Forsyth (County of) Development Authority
     (Pinecrest Academy Inc. Project); Series
     2000, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                       2.28%     09/01/25       8,600          8,600,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Arthritis Foundation Inc. Project); Series
     1996, VRD RB (LOC-SunTrust Bank)(a)(b)(e)        2.09%     12/01/16       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Bridgeway Foundation for Education, Inc.
     Project); Series 2000, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.15%     06/01/15       1,625          1,625,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Doris
     & Alex Weber Jewish Community High School,
     Inc. Project); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     12/01/30       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (King's
     Ridge Christian School Project); Series 2006,
     VRD RB (LOC-Branch Banking & Trust Co.)(a)(b)    2.28%     05/01/26       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Mount
     Vernon Presbyterian School, Inc.); Series
     2005, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                       2.28%     08/01/35       4,100          4,100,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Shepherd Center, Inc. Project); Series 2005,
     VRD RB (LOC-SunTrust Bank)(a)(b)                 2.09%     09/01/35       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Woodward Academy, Inc. Project); Series
     2002, VRD RB (LOC-SunTrust Bank)(a)(b)           2.09%     12/01/27       1,080          1,080,000
-------------------------------------------------------------------------------------------------------
  Georgia (State of) Road & Tollway Authority
     (Federal Highway Grant); Series 2006, RAN        5.00%     06/01/08       7,345          7,359,864
-------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Housing Authority (The
     Greens Apartments Project); Series 1995,
     Refunding Multi-Family Housing VRD RB
     (CEP-Federal National Mortgage
     Association)(b)                                  2.09%     06/15/25       7,300          7,300,000
-------------------------------------------------------------------------------------------------------
  Marietta (City of) Housing Authority (Wood Glen
     Apartments Project); Series 1994, Refunding
     Multi-Family Housing VRD RB (CEP-Federal Home
     Loan Mortgage Corp.)(b)                          2.12%     07/01/24       2,860          2,860,000
-------------------------------------------------------------------------------------------------------
  Marietta (City of) Housing Authority (Wood Knoll
     Apartments Project); Series 1994, Refunding
     Multi-Family Housing VRD RB (CEP-Federal Home
     Loan Mortgage Corp.)(b)                          2.12%     07/01/24      10,105         10,105,000
-------------------------------------------------------------------------------------------------------
  Metropolitan Atlanta Rapid Transit Authority;
     Series 1998 B, Second Indenture Sales Tax
     RB(g)(h)(i)                                      5.10%     07/01/08      13,000         13,233,521
-------------------------------------------------------------------------------------------------------
     Series 2007 D, Third Indenture Sales Tax
     Revenue Commercial Paper BAN                     0.90%     04/03/08      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 D, Third Indenture Sales Tax
     Revenue Commercial Paper BAN                     2.55%     06/11/08      15,200         15,200,000
-------------------------------------------------------------------------------------------------------
  Private Colleges & Universities Authority (Agnes
     Scott College); Series 2004 B, Refunding
     Educational Facilities VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.13%     06/01/23       4,300          4,300,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Georgia (State
     of)); Series 10079, VRD GO(b)(d)(e)              2.24%     07/01/15      18,080         18,080,000
-------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (The Savannah Country Day School,
     Inc. Project); Series 2007, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     05/01/32       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (Westside Urban Health Center Inc.
     Project); Series 2002 A, VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      2.14%     03/01/18       2,220          2,220,000
-------------------------------------------------------------------------------------------------------
  Smyrna (City of) Hospital Authority (Ridgeview
     Institute Inc. Project); Series 2002, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.15%     11/01/27       1,560          1,560,000
-------------------------------------------------------------------------------------------------------
  Waleska (City of) Downtown Development Authority
     (Reinhardt College Project); Series 2003, VRD
     RB (LOC-Regions Bank)(a)(b)                      2.24%     10/01/28       6,465          6,465,000
=======================================================================================================
                                                                                            245,548,385
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
IDAHO-1.06%

  Custer (County of) Pollution Control (Amoco Oil
     Co.-Standard Oil Industry Project); Series
     1983, VRD PCR(b)(f)                              3.50%     10/01/09     $23,000     $   23,000,000
-------------------------------------------------------------------------------------------------------
  Idaho (State of) Health Facilities Authority
     (St. Luke's Regional Medical Center Project);
     Series 2000, VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            1.30%     07/01/30      17,575         17,575,000
-------------------------------------------------------------------------------------------------------
  Idaho (State of); Series 2007, Unlimited Tax TAN
     GO                                               4.50%     06/30/08      10,000         10,018,247
=======================================================================================================
                                                                                             50,593,247
=======================================================================================================


ILLINOIS-10.09%

  ABN AMRO Munitops Ctfs. Trust (Chicago (City
     of));
     Series 2005-31, Non-AMT Unlimited Tax VRD
     GO(b)(d)(e)                                      2.24%     07/01/12       9,995          9,995,000
-------------------------------------------------------------------------------------------------------
     Series 2005-40, Non-AMT Unlimited Tax VRD
     GO(b)(d)(e)                                      2.24%     07/01/13      15,165         15,165,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Illinois (State
     of) Finance Authority (Northwestern
     University)); Series 2006-67, Non-AMT VRD
     RB(b)(d)(e)                                      2.23%     12/01/13       9,995          9,995,000
-------------------------------------------------------------------------------------------------------
  Aurora (City of) Kane, DuPage, Will & Kendall
     (Counties of) Economic Development (Aurora
     University); Series 2004, VRD RB (LOC-Harris
     N.A.)(a)(b)                                      3.50%     03/01/35       7,450          7,450,000
-------------------------------------------------------------------------------------------------------
  Channahon (Village of) (Morris Hospital); Series
     2003 D, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)       2.05%     12/01/32       2,785          2,785,000
-------------------------------------------------------------------------------------------------------
  Chicago (City of);
     Series 1997, Limited Tax Tender VRD GO
     (LOC-Harris N.A.)(a)(b)                          2.25%     01/01/12       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
     Series 2004, Refunding Second Lien Water VRD
     RB (INS-MBIA Insurance Corp.)(b)(c)              3.00%     11/01/31       5,005          5,005,000
-------------------------------------------------------------------------------------------------------
  Cook (County of) Community Consolidated School
     District No. 21 (Wheeling Community);
     Series 2006, Educational Purposes TAN            5.05%     05/01/08       9,500          9,512,316
-------------------------------------------------------------------------------------------------------
     Series 2006, Operations and Maintenance
     Purposes TAN                                     5.05%     05/01/08       2,500          2,503,241
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     Authority); Series 2000-1303 A, VRD
     COP(b)(d)(e)                                     2.28%     07/01/23      19,000         19,000,000
-------------------------------------------------------------------------------------------------------
  Glendale Heights (Village of) (Glendale Lakes
     Project); Series 2000, Refunding Multi-Family
     Housing VRD RB (CEP-Federal Home Loan
     Mortgage Corp.)(b)                               2.25%     03/01/30      14,845         14,845,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Chicago Educational Television
     Association Project); Series 1994 A, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                2.05%     11/01/14       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Chicago Symphony Orchestra
     Project); Series 1999, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.05%     12/01/33         700            700,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Crown Court Properties, Ltd.
     Project); Series 2001 A, Housing VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)(e)                   2.10%     03/01/27       2,075          2,075,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Embers Elementary School Project);
     Series 2002, Educational Facilities VRD RB
     (LOC-Bank of America, N.A.)(a)(b)(e)             2.10%     04/01/32       2,095          2,095,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Fenwick High School Project);
     Series 1997, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      3.50%     03/01/32       4,300          4,300,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Goodman Theatre Project); Series
     1999, VRD RB (LOC-Northern Trust Co.,
     JPMorgan Chase Bank, N.A.)(a)(b)                 3.50%     12/01/33       8,700          8,700,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Institute of Gas Technology
     Project); Series 1999, VRD IDR (LOC-Harris
     N.A.)(a)(b)                                      2.25%     09/01/24       1,900          1,900,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (James Jordan Boys & Girls Club and
     Family Life Center Project); Series 1995, VRD
     RB (LOC-JPMorgan Chase Bank, N.A., Bank of
     America N.A.)(a)(b)(e)                           2.25%     08/01/30       4,700          4,700,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Museum of Contemporary Art
     Project); Series 1994, VRD RB (LOC-JPMorgan
     Chase Bank, N.A., Northern Trust Co.)(a)(b)      2.15%     02/01/29       4,800          4,800,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Provena Health); Series 1998 C,
     VRD RB (INS-MBIA Insurance Corp.)(b)(c)          3.15%     05/01/28      30,100         30,100,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Providence-St. Mel School
     Project); Series 2002, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          3.50%     06/01/37       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (St. Ignatius College Prep
     Project); Series 2002, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.21%     06/01/32       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Teachers Academy for Mathematics &
     Science Project); Series 2001, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     02/01/21       2,255          2,255,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Illinois (State of) Development Finance
     Authority (Village of Oak Park Residence
     Corp. Project); Series 2001, VRD RB (LOC-Bank
     of America, N.A.)(a)(b)(e)                       2.10%     07/01/41     $ 2,975     $    2,975,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (West Central Illinois Educational
     Telecommunications Corp. Project); Series
     2002, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.28%     09/01/32       3,460          3,460,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Chicago Children's Museum); Series
     1994, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      3.50%     02/01/28       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Columbia College Chicago); Series
     2000, VRD RB (LOC-Harris N.A.)(a)(b)             2.08%     06/01/30       2,605          2,605,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Dominican University); Series 2000
     B, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.25%     10/01/30       3,050          3,050,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Field Museum of Natural History);
     Series 1998, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.20%     11/01/32       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Museum of Science & Industry);
     Series 1992, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      3.60%     10/01/26       6,950          6,950,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (National-Louis University); Series
     1999 A, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.10%     06/01/29       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Pooled Financing Program); Series
     2002, Commercial Paper RN (LOC-Northern Trust
     Co.)(a)                                          1.80%     05/20/08      29,000         29,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Advocate
     Health Care Network);
     Series 2008 A-1, VRD RB(b)                       1.90%     01/15/09       5,685          5,685,000
-------------------------------------------------------------------------------------------------------
     Series 2008 A-2, VRD RB(b)                       1.90%     02/05/09       4,750          4,750,000
-------------------------------------------------------------------------------------------------------
     Series 2008 A-3, VRD RB(b)                       1.90%     04/01/09       5,685          5,685,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Bradley
     University); Series 2008 A, Refunding VRD RB
     (LOC-Northern Trust Co.)(a)(b)                   2.25%     04/01/33       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Chicago
     Historical Society); Series 2006, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.20%     01/01/36       1,400          1,400,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (IIT
     Research Institute); Series 2004, VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     2.25%     10/01/34       1,175          1,175,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Jewish
     Charities Revenue Anticipation Note Program);
     Series 2007-2008 A, VRD RB (LOC-Harris
     N.A.)(a)(b)                                      2.34%     06/30/08       8,835          8,835,000
-------------------------------------------------------------------------------------------------------
     Series 2007-2008 B, VRD RN (LOC-Harris
     N.A.)(a)(b)                                      2.25%     06/30/08       4,895          4,895,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Joan W. &
     Irving B. Harris Theater for Music and Dance
     Project); Series 2005, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             2.19%     03/01/40       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Lawrence
     Hall Youth Services); Series 2006, VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     2.25%     11/01/41       1,150          1,150,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Proctor
     Hospital); Series 2006 B, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     01/01/16       3,770          3,770,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Sedgebrook, Inc. Facility); Series 2007 B,
     VRD RB (LOC-Fortis Bank NV/SA)(a)(b)(f)          2.08%     11/01/42      19,500         19,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Sunshine
     Through Golf Foundation Project); Series 2004
     A, VRD RB (LOC-Bank of America, N.A.)(a)(b)      2.10%     11/01/24       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Three
     Crowns Park Project); Series 2006 C, VRD RB
     (LOC-Allied Irish Banks PLC)(a)(b)(f)            2.07%     02/15/38       1,275          1,275,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Village
     of Oak Park Residence Corp. Project); Series
     2006, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(e)                                   2.10%     09/01/46       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (YMCA of
     Metropolitan Chicago Project); Series 2004,
     VRD RB (LOC-Harris N.A.)(a)(b)                   2.20%     06/01/34      11,500         11,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Cradle Society Project); Series 1998, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            3.50%     04/01/33       3,800          3,800,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Evanston Northwestern Healthcare Corp.);
     Series 1998, RB                                  2.10%     07/03/08      30,000         30,000,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Illinois (State of) Health Facilities Authority
     (Ingalls Memorial Hospital); Series 1985 B,
     VRD RB (LOC-Northern Trust Co.)(a)(b)            2.05%     01/01/16     $ 1,400     $    1,400,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Loyola University Health System); Series
     1997 B, VRD RB (INS-MBIA Insurance
     Corp.)(b)(c)                                     3.00%     07/01/24       7,760          7,760,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Memorial Medical Center); Series 1985 C, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)         2.28%     01/01/16       4,215          4,215,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 D, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                3.50%     08/01/15       8,900          8,900,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (The Carle Foundation); Series 1998 B, VRD
     RB(b)                                            7.75%     07/01/28       8,650          8,650,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (The University of Chicago Hospitals and
     Health System); Series 1998, VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           2.05%     08/01/26      14,000         14,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Housing Development
     Authority (Lakeshore Plaza Development);
     Series 2000 A, Multi-Family Housing VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 6.00%     07/01/27       8,175          8,175,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Toll Highway Authority;
     Series 1993 B, Refunding Toll Highway VRD RB
     (LOC-Societe Generale S.A.)(a)(b)(f)             2.15%     01/01/10      21,000         21,000,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Chicago (City of) Chicago
     O'Hare International Airport); Series 2008-
     2500, General Airport Third Lien VRD
     RB(b)(d)(e)                                      2.29%     01/01/15       3,010          3,010,000
-------------------------------------------------------------------------------------------------------
  Lombard (Village of) (Clover Creek Apartments
     Project); Series 2000, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.14%     12/15/30      14,855         14,855,000
-------------------------------------------------------------------------------------------------------
  Monmouth (City of) Industrial Development
     Project (Monmouth College Project); Series
     2005, VRD IDR (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.24%     06/01/35       1,065          1,065,000
-------------------------------------------------------------------------------------------------------
  Oak Forest (City of) (Homewood Pool-South
     Suburban Mayors and Managers Association
     Program); Series 1989, VRD RB (LOC-Fifth
     Third Bank)(a)(b)                                2.25%     07/01/24       2,050          2,050,000
-------------------------------------------------------------------------------------------------------
  Peoria (County of) Community Unit School
     District No. 323 (Dunlap); Series 2006,
     Unlimited Tax VRD GO (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.20%     04/01/26       4,750          4,750,000
-------------------------------------------------------------------------------------------------------
  Quincy (City of) (Blessing Hospital Project);
     Series 2004, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      3.50%     11/15/33       4,830          4,830,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Chicago (City of)
     Water Revenue); Series 10137, Sr. Lien Water
     VRD RB(b)(d)(e)                                  2.39%     11/01/26       8,215          8,215,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Illinois (State
     of)); Series 12020, VRD GO(b)(d)(e)              2.28%     06/01/19       4,715          4,715,000
-------------------------------------------------------------------------------------------------------
  Schaumburg (Village of) (Treehouse II Apartments
     Project); Series 1999, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.10%     12/15/29       4,800          4,800,000
-------------------------------------------------------------------------------------------------------
  South Barrington (Village of); Series 1998,
     Unlimited Tax VRD GO (LOC-Harris N.A.)(a)(b)     3.50%     12/01/27       2,600          2,600,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Illinois);
     Series 2000 S, VRD RB(b)(d)(e)                   2.30%     04/01/30      17,900         17,900,000
=======================================================================================================
                                                                                            482,430,557
=======================================================================================================


INDIANA-2.65%

  Indiana (State of) Development Finance Authority
     (Indiana Historical Society, Inc. Project);
     Series 1997, Educational Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(e)         2.15%     08/01/31      12,400         12,400,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indianapolis Museum of Art, Inc. Project);
     Series 2004, Educational Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            3.50%     02/01/39       6,400          6,400,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Youth Opportunity Center, Inc. Project);
     Series 1998, Educational Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     01/01/24       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
     Series 1999, VRD IDR (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                2.25%     01/01/29       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Educational Facilities
     Authority (Marian College Project); Series
     2003, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.20%     04/01/24       2,560          2,560,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health & Educational Facility
     Financing Authority (Sisters of St. Francis
     Health Services, Inc. Obligated Group);
     Series 2006 A, Refunding Health System Non-
     AMT VRD RB (INS-MBIA Insurance Corp.)(b)(c)      3.15%     11/01/37      12,250         12,250,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Clark Memorial Hospital Project);
     Series 2001, Health Care Facility VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     12/01/21       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
     Series 2004 A, Health Care Facility VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     04/01/24       3,000          3,000,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

  Indiana (State of) Health Facility Financing
     Authority (Community Hospitals Project);
     Series 1997 A, Hospital VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.25%     07/01/27     $ 7,000     $    7,000,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Deaconess Hospital Obligated
     Group); Series 2004 B, Hospital VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     2.25%     01/01/29       2,730          2,730,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Transportation Finance
     Authority; Series 1996 A, Refunding Airport
     Facilities Lease RB(i)                           6.00%     11/01/08       4,165          4,263,702
-------------------------------------------------------------------------------------------------------
  Indianapolis (City of) Local Public Improvement
     Bond Bank; Series 2002 F-1, Refunding VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 2.25%     02/01/20      27,710         27,710,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Indiana University (Trustees
     of)); Series 2008-2494, Consolidated VRD
     RB(b)(d)(e)                                      2.29%     12/15/15       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Monroe (County of) Hospital Authority
     (Bloomington Hospital Obligated Group);
     Series 1999, Refunding Hospital VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 2.75%     05/01/11      13,800         13,800,000
-------------------------------------------------------------------------------------------------------
  St. Joseph (County of) (Holy Cross Village at
     Notre Dame Project); Series 2006 D, Economic
     Development VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.08%     05/15/39       5,950          5,950,000
-------------------------------------------------------------------------------------------------------
  Tippecanoe (County of) (Faith Properties Inc.
     Project); Series 2005, VRD RB (LOC-Regions
     Bank)(a)(b)                                      2.08%     11/01/30       6,475          6,475,000
-------------------------------------------------------------------------------------------------------
  University of Southern Indiana; Series 1999 G,
     Student Fee VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.25%     10/01/19       3,700          3,700,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Porter (County of) Jail
     Building Corp.); Series 2001-A58, Refunding
     VRD RB(b)(d)(e)                                  2.30%     07/10/21       9,370          9,370,000
=======================================================================================================
                                                                                            126,608,702
=======================================================================================================


IOWA-0.90%

  Iowa (State of) Finance Authority (Morningside
     College Project); Series 2002, Private
     College Facility VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.30%     10/01/32       1,510          1,510,000
-------------------------------------------------------------------------------------------------------
  Iowa (State of) Higher Education Loan Authority
     (Private Education Working Capital Loan
     Program);  Series 2007 F-Morningside College,
     RAN (LOC-U.S. Bank, N.A.)(a)                     4.50%     05/20/08       1,000          1,001,033
-------------------------------------------------------------------------------------------------------
     Series 2007 C-University of Dubuque, RAN         4.50%     05/20/08       3,500          3,503,293
-------------------------------------------------------------------------------------------------------
  Iowa (State of) School Cash Anticipation
     Program; Series 2007-2008 A, Wts. Ctfs. RN
     (INS-Financial Security Assurance Inc.)(c)       4.50%     06/27/08      17,000         17,029,984
-------------------------------------------------------------------------------------------------------
  Iowa (State of); Series 2007, TRAN                  4.00%     06/30/08      20,000         20,036,258
=======================================================================================================
                                                                                             43,080,568
=======================================================================================================


KANSAS-0.19%

  Reset Option Ctfs. Trust II-R (Wyandotte (County
     of) & Kansas City (City of) Unified
     Government); Series 12036, Refunding Utility
     System VRD RB(b)(d)(e)                           2.33%     09/01/21       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Shawnee (City of) (Shawnee Village Associates
     Project); Series 1984, VRD IDR (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.15%     12/01/09       4,075          4,075,000
=======================================================================================================
                                                                                              9,075,000
=======================================================================================================


KENTUCKY-1.77%

  Eagle Tax-Exempt Trust (Louisville (City of) &
     Jefferson (County of) Metropolitan Sewer
     District); Series 2006-0053 A, VRD COP
     RB(b)(d)(e)                                      2.28%     05/15/33      28,335         28,335,000
-------------------------------------------------------------------------------------------------------
  Ewing (City of) Kentucky Area Development
     Districts Financing Trust; Series 2000, Lease
     Acquisition Program VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.20%     06/01/33       8,687          8,687,000
-------------------------------------------------------------------------------------------------------
  Kentucky (State of) Asset/Liability Commission
     General Fund; Series 2007 A, TRAN                4.50%     06/26/08      20,000         20,035,789
-------------------------------------------------------------------------------------------------------
  Louisville (City of) & Jefferson (County of)
     Visitors and Convention Commission (Kentucky
     International Convention Center Expansion
     Project); Series 2004 B, Refunding Dedicated
     VRD RB (INS-Financial Security Assurance
     Inc.)(b)(c)                                      3.60%     12/01/22       3,725          3,725,000
-------------------------------------------------------------------------------------------------------
  Newport (City of) Kentucky League of Cities
     Funding Trust; Series 2002, Lease Program VRD
     RB (LOC-U.S. Bank, N.A.)(a)(b)                   2.25%     04/01/32      15,050         15,050,000
-------------------------------------------------------------------------------------------------------
  Public Energy Authority of Kentucky, Inc.;
     Series 2006 A, Gas Supply VRD RB(b)(f)           1.18%     08/01/16       9,000          9,000,000
=======================================================================================================
                                                                                             84,832,789
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
LOUISIANA-0.96%

  Baton Rouge (City of); Series 1998 A, Refunding
     & Public Improvement Sales Tax RB(g)(h)(i)       5.25%     08/01/08     $ 2,470     $    2,533,849
-------------------------------------------------------------------------------------------------------
  Denham Springs (City of) Economic Development
     District (Bass Pro Shops Project); Series
     2007 A, Sales Tax Increment VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.21%     01/01/37       5,060          5,060,000
-------------------------------------------------------------------------------------------------------
  Lafayette (City of) Economic Development
     Authority (Stirling Lafayette, LLC Project);
     Series 2008, Gulf Opportunity Zone RB
     (LOC-Regions Bank)(a)                            2.21%     02/01/38       7,350          7,350,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (GCGK Investments, L.L.C. Project); Series
     2006, VRD RB (LOC-Regions Bank)(a)(b)            2.21%     05/01/26       6,460          6,460,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (II City Plaza LLC Project); Series 2008, VRD
     RB (LOC-Regions Bank)(a)(b)                      2.20%     03/01/40      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (River View Villas Project); Series 2006,
     Refunding Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.09%     04/01/36       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (Tiger Athletic Foundation Project); Series
     1999, VRD RB (LOC-Regions Bank)(a)(b)            2.20%     09/01/28       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of); Series 1998-A, Refunding
     Unlimited Tax GO                                 5.50%     04/15/08       5,000          5,003,305
-------------------------------------------------------------------------------------------------------
  Monroe (City of); Series 2007 A, Refunding Sales
     Tax VRD RB (INS-Financial Security Assurance
     Inc.)(b)(c)                                      2.28%     07/01/26       7,000          7,000,000
=======================================================================================================
                                                                                             45,907,154
=======================================================================================================


MAINE-0.20%

  Maine (State of) Finance Authority (Kents Hill
     School Issue);
     Series 2000, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.15%     07/01/30       2,400          2,400,000
-------------------------------------------------------------------------------------------------------
     Series 2006, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.15%     01/01/36       2,400          2,400,000
-------------------------------------------------------------------------------------------------------
  Maine (State of) Housing Authority;
     Series 2003 E-1, Mortgage Purchase VRD RB(b)     5.25%     11/15/30       1,900          1,900,000
-------------------------------------------------------------------------------------------------------
     Series 2003 E-1, Non-AMT Mortgage Purchase
     VRD RB(b)                                        5.25%     11/15/32       2,775          2,775,000
=======================================================================================================
                                                                                              9,475,000
=======================================================================================================


MARYLAND-1.76%

  Baltimore (County of) (Blue Circle Inc.
     Project); Series 1992, Refunding Economic
     Development VRD RB (LOC-BNP Paribas)(a)(b)(f)    2.25%     12/01/17       7,140          7,140,000
-------------------------------------------------------------------------------------------------------
  Frederick (County of) (Buckingham's Choice Inc.
     Project); Series 1997 C, Retirement Community
     VRD RB (LOC-Branch Banking & Trust Co.)(a)(b)    2.08%     01/01/27       6,000          6,000,000
-------------------------------------------------------------------------------------------------------
  Howard (County of) (Norbel School Inc. Project);
     Series 2001, Economic Development VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     02/01/28       4,785          4,785,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Annapolis Life Care,
     Inc. Issue); Series 2007, VRD RB (LOC-RBS
     Citizens, N.A.)(a)(b)                            2.10%     07/01/40       4,800          4,800,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Odenton Christian
     School Issue); Series 2008, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                2.07%     07/01/33       3,590          3,590,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Pickersgill, Inc.
     Issue); Series 2005 B, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.07%     01/01/35       7,175          7,175,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (University of Maryland
     Medical System Issue); Series 2007 A, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.07%     07/01/34       4,400          4,400,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Industrial Development
     Financing Authority (Baltimore International
     College Facility); Series 2005, Economic
     Development VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 2.28%     11/01/30       4,800          4,800,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of);
     Series 2002, Consolidated Public Improvement
     Commercial Paper BAN                             1.07%     04/02/08      20,500         20,500,000
-------------------------------------------------------------------------------------------------------
     Series 2002, Consolidated Public Improvement
     Commercial Paper BAN                             1.20%     04/03/08       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Housing Opportunities
     Commission (Oakwood-Gaithersburg); Series
     1991 A, Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.09%     11/01/12      18,825         18,825,000
=======================================================================================================
                                                                                             84,015,000
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MASSACHUSETTS-1.76%

  Massachusetts (State of) Development Finance
     Agency (Brandon Residential Treatment Center,
     Inc. Project); Series 2003, VRD RB
     (LOC-SunTrust Bank)(a)(b)                        2.21%     04/01/28     $ 2,640     $    2,640,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (CP Program 5 Issue);
     Series 2007, Commercial Paper RN (LOC-TD
     Banknorth, N.A.)(a)(f)                           1.70%     04/01/08      15,927         15,927,000
-------------------------------------------------------------------------------------------------------
     Series 2007, Commercial Paper RN (LOC-TD
     Banknorth, N.A.)(a)(f)                           2.60%     04/01/08       6,372          6,372,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Ursuline Academy Dedham Issue);
     Series 2002, VRD RB (LOC-RBS Citizens,
     N.A.)(a)(b)                                      2.07%     05/01/32       2,095          2,095,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Capital Assets
     Project); Series 1985 D, VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           1.70%     01/01/35       8,100          8,100,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Childrens Hospital
     Issue); Series 2006 L-2, VRD RB(b)               3.50%     10/01/42       8,150          8,150,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Harvard University
     Issue);
     Series 2003 EE, Unsec. Commercial Paper RN       2.00%     04/03/08       5,888          5,888,000
-------------------------------------------------------------------------------------------------------
     Series 2003 EE, Unsec. Commercial Paper RN       1.20%     04/08/08      26,900         26,900,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) School Building
     Authority; Series 2007 A, Commercial Paper
     Notes (LOC-Bank of Nova Scotia)(a)(f)            2.15%     06/09/08       8,000          8,000,000
=======================================================================================================
                                                                                             84,072,000
=======================================================================================================


MICHIGAN-4.85%

  ABN AMRO Munitops Ctfs. Trust (Bay City (City
     of) School District); Series 2006-51, Non-AMT
     Unlimited Tax VRD GO(b)(d)(e)                    2.24%     05/01/14      11,910         11,910,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Michigan (State of)
     Building Authority); Series 2006-0142 A, VRD
     COP(b)(d)(e)                                     2.28%     10/15/36       9,090          9,090,000
-------------------------------------------------------------------------------------------------------
  Grand Valley State University Board of Trustees;
     Series 2008 B, Refunding General VRD RB
     (LOC-RBS Citizens, N.A.)(a)(b)                   1.95%     12/01/31       5,600          5,600,000
-------------------------------------------------------------------------------------------------------
  Green Lake (Township of) Economic Development
     Corp. (Interlochen Center For The Arts
     Project); Series 2004, Refunding VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.15%     06/01/34       1,900          1,900,000
-------------------------------------------------------------------------------------------------------
  Kalamazoo (City of) Economic Development
     Corporation (Friendship Village of
     Kalamazoo); Series 1997 B, Limited Obligation
     VRD RB (LOC-Fifth Third Bank)(a)(b)              2.13%     05/15/27       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  Kent (County of) Hospital Finance Authority
     (Metropolitan Hospital Project); Series 2005
     B, Refunding VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.15%     07/01/40       2,700          2,700,000
-------------------------------------------------------------------------------------------------------
  Livonia (City of) Economic Development Corp.
     (Madonna University Project); Series 2007,
     Limited Obligation VRD RB (LOC-RBS Citizens,
     N.A.)(a)(b)                                      2.25%     04/01/38       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Building Authority; Series
     2005-5, Commercial Paper Notes (LOC-Bank of
     New York Mellon, State Street Bank & Trust
     Co.)(a)                                          2.25%     05/22/08      37,040         37,040,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Higher Education Facilities
     Authority (Davenport University Project);
     Series 2004, Limited Obligation VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     2.25%     06/01/34       3,400          3,400,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Healthcare Equipment Loan Program);
     Series 2006 C, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      2.30%     12/01/32       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      2.30%     12/01/32       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Oaklawn Hospital); Series 2006, Refunding
     Hospital VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.25%     11/01/37      36,700         36,700,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Trinity Health Credit Group); Series 2000 E,
     Refunding VRD RB(b)                              5.00%     12/01/30      42,700         42,700,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Housing Development
     Authority (JAS Non-Profit Housing Corp. VI
     Project); Series 2000, Limited Obligation VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)         2.20%     06/01/25       5,400          5,400,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Municipal Bond Authority;
     Series 2007 B-2, RN (LOC-Bank of Nova
     Scotia)(a)(f)                                    4.50%     08/20/08       5,000          5,015,217
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (YMCA of
     Metropolitan Detroit Project); Series 2001,
     Limited Obligation VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                2.26%     05/01/31         600            600,000
-------------------------------------------------------------------------------------------------------
  Morgan Stanley & Co. Inc. Trust Floater Ctfs.
     (Detroit (City of) Water Supply System);
     Series 2006-1683 A, Sr. Lien VRD RB(b)(d)(e)     2.21%     07/01/25       2,800          2,800,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

  Royal Oak (City of) Hospital Finance Authority
     (William Beaumont Hospital Obligated Group);
     Series 2006 T, Refunding Hospital VRD RB(b)      3.50%     01/01/20     $15,215     $   15,215,000
-------------------------------------------------------------------------------------------------------
     Series 2006 U, Refunding Hospital VRD RB(b)      2.00%     01/01/20      13,590         13,590,000
-------------------------------------------------------------------------------------------------------
  Southfield (City of) Economic Development Corp.
     (Lawrence Technology University Project);
     Series 2001, Limited Obligation VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            3.50%     10/01/31       1,700          1,700,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Detroit (City of) Water Supply
     System); Series 2000 D, Sr. Lien VRD
     RB(b)(d)(e)                                      4.00%     07/01/29      18,995         18,995,000
=======================================================================================================
                                                                                            231,755,217
=======================================================================================================


MINNESOTA-1.16%

  Cohasset (City of) (Minnesota Power & Light
     Company Project); Series 1997 C, Refunding
     VRD RB (LOC-Bank of America, N.A.)(a)(b)         2.10%     06/01/13       1,250          1,250,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Minnesota (State of) Public
     Facilities Authority); Series 2002-319,
     Drinking Water VRD RB(b)(d)(e)                   2.29%     03/01/12      13,800         13,800,000
-------------------------------------------------------------------------------------------------------
  Minneapolis (City of) Health Care System
     (Fairview Health Services); Series 2005 C,
     Refunding VRD RB (INS-MBIA Insurance
     Corp.)(b)(c)                                     3.15%     11/15/26       4,395          4,395,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (Gustavus Adolphus College); Series
     2004 Five-X, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.24%     10/01/34       7,400          7,400,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (Macalester College); Series 2003
     Five-Q, VRD RB(b)                                2.25%     03/01/33       1,550          1,550,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (University of St. Thomas); Series
     2004 Five-Z, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.24%     10/01/29       7,400          7,400,000
-------------------------------------------------------------------------------------------------------
  University of Minnesota (Regents of);
     Series 2007 B, Commercial Paper Notes            1.10%     04/02/08       7,210          7,210,000
-------------------------------------------------------------------------------------------------------
     Series 2007 B, Commercial Paper Notes            1.25%     04/03/08       7,350          7,350,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, Commercial Paper Notes            1.10%     04/02/08       5,000          5,000,000
=======================================================================================================
                                                                                             55,355,000
=======================================================================================================


MISSISSIPPI-1.74%

  Flowood (City of) (Reflection Pointe Apartments
     Project); Series 2001, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.25%     05/15/31       5,780          5,780,000
-------------------------------------------------------------------------------------------------------
  Jackson (City of) Redevelopment Authority
     (Jackson Medical Mall Foundation Project);
     Series 1997 A, Urban Renewal VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     11/01/12       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Jackson (County of) Water System; Series 1994,
     Refunding Unlimited Tax VRD GO(b)                1.95%     11/01/24      12,840         12,840,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (CPX Gulfport ES OPAG, LLC Project); Series
     2007 A, VRD RB (LOC-Wachovia Bank N.A.)(a)(b)    2.21%     04/01/37       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (CPX Gulfport OPAG, LLC Project); Series 2007
     A, VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)        2.21%     04/01/37       2,435          2,435,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (DDR Gulfport Promenade LLC Project); Series
     2007, VRD RB (LOC-Regions Bank)(a)(b)            2.21%     12/01/32       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Gulf Ship, LLC Project); Series 2007, VRD RB
     (LOC-Regions Bank)(a)(b)                         2.21%     06/01/27      15,000         15,000,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Renaissance at Colony Park, LLC Project);
     Series 2008, VRD RB (LOC-Regions Bank)(a)(b)     2.23%     05/01/35      12,870         12,870,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (St. Andrews Episcopal Day School Project);
     Series 2003, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.26%     07/01/25       3,540          3,540,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Tindall Corp. Project); Series 2007, Gulf
     Opportunity Zone VRD RB (LOC-Wachovia Bank
     N.A.)(a)(b)                                      2.11%     04/01/28       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Hospital Equipment and
     Facilities Authority (Grenada Lake Medical
     Center Project); Series 2007, VRD RB
     (LOC-Regions Bank)(a)(b)                         2.21%     08/01/34      13,380         13,380,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MISSISSIPPI-(CONTINUED)

  Reset Option Ctfs. Trust II-R (Mississippi
     (State of)); Series 10152, Unlimited Tax VRD
     GO(b)(d)(e)                                      2.79%     11/01/22     $ 2,985     $    2,985,000
=======================================================================================================
                                                                                             83,330,000
=======================================================================================================


MISSOURI-1.93%

  ABN AMRO Munitops Ctfs. Trust (Springfield (City
     of) School District R-12); Series 2006-31,
     Non-AMT Unlimited Tax VRD GO(b)(d)(e)            2.24%     03/01/14      12,995         12,995,000
-------------------------------------------------------------------------------------------------------
  Hannibal (City of) Industrial Development
     Authority (Hannibal Regional Hospital);
     Series 2007, Health Facilities VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                2.28%     08/01/27       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board
     (The Nelson Gallery Foundation); Series 2001
     B, Cultural Facilities VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           1.95%     12/01/31      13,050         13,050,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Barnes Hospital
     Project); Series 1985 B, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.15%     12/01/15       1,400          1,400,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Missouri Health System
     Project); Series 1999 B, Health Facilities
     VRD RB (LOC-KBC Bank N.V.)(a)(b)(f)              2.15%     08/01/29       6,390          6,390,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Saint Louis
     University);
     Series 2005 A, Educational Facilities VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 4.15%     10/01/35       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
     Series 2006 A, Educational Facilities VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 4.15%     10/01/35      20,955         20,955,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Highways & Transportation
     Commission; Series 2005 A, First Lien State
     Road RB                                          5.00%     05/01/08       4,925          4,937,018
-------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Westchester Village Apartments
     Project); Series 2006, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.25%     04/15/27       5,600          5,600,000
-------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Sugar Pines Apartments Project);
     Series 2006, Refunding Multi-Family Housing
     VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.25%     04/15/27       9,170          9,170,000
-------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Westport Station Apartments
     Project); Series 2006, Refunding Multi-Family
     Housing VRD IDR (CEP-Federal National
     Mortgage Association)(b)                         2.25%     04/15/27       4,970          4,970,000
-------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Whitfield School Inc.); Series
     2004 B, Refunding Educational Facilities VRD
     IDR (LOC-U.S. Bank, N.A.)(a)(b)                  2.15%     06/15/24       2,055          2,055,000
=======================================================================================================
                                                                                             92,522,018
=======================================================================================================


MONTANA-0.08%

  Montana (State of) Facility Finance Authority
     (Mission Ridge Project); Series 2002, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                2.07%     08/01/27       3,888          3,888,000
=======================================================================================================


NEBRASKA-1.13%

  American Public Energy Agency; Series 2005 A,
     Gas Supply VRD RB(b)(f)                          1.80%     12/01/15      16,900         16,900,000
-------------------------------------------------------------------------------------------------------
  American Public Energy Agency (National Public
     Gas Agency Project); Series 2003 A, Gas
     Supply VRD RB(b)(f)                              1.80%     02/01/14       3,600          3,600,000
-------------------------------------------------------------------------------------------------------
  Lancaster (County of) Hospital Authority No. 1
     (Bryan Memorial Hospital Project); Series
     1996, Refunding Hospital VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           2.75%     06/01/12       4,785          4,785,000
-------------------------------------------------------------------------------------------------------
  Lancaster (County of) Hospital Authority No. 1
     (Immanuel Health Systems-Williamsburg
     Project); Series 2000 A, Health Facilities
     VRD RB (LOC-Allied Irish Banks PLC)(a)(b)(f)     1.25%     07/01/30       1,800          1,800,000
-------------------------------------------------------------------------------------------------------
  Lincoln (City of) Electric System; Series 1998
     A, Electric System RB(i)                         4.50%     09/01/08       1,000          1,009,408
-------------------------------------------------------------------------------------------------------
  Nebhelp Inc.;
     Series 1985 B, Multi-Mode VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           3.60%     12/01/15      15,895         15,895,000
-------------------------------------------------------------------------------------------------------
     Series 1985 D, Multi-Mode VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           3.60%     12/01/15       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Omaha (City of) Public Power District; Series
     2002 A, Electric Commercial Paper RN             1.60%     04/08/08       5,000          5,000,000
=======================================================================================================
                                                                                             53,989,408
=======================================================================================================


NEVADA-0.94%

  Las Vegas (City of) Convention & Visitors
     Authority; Series 2006 A, Commercial Paper RN
     (LOC-Bank of Nova Scotia, Fortis Bank
     N.V./S.A., State Street Bank & Trust
     Co.)(a)(f)                                       2.05%     04/08/08      13,000         13,000,000
-------------------------------------------------------------------------------------------------------
  Las Vegas Valley Water District (SNWA Revenue
     Supported); Series 2004 B, Limited Tax Water
     Commercial Paper Notes GO                        2.20%     04/04/08      20,250         20,250,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
NEVADA-(CONTINUED)

  Nevada (State of); Series 2004 A, Refunding,
     Capital Improvement & Cultural Affairs
     Limited Tax GO                                   5.00%     08/01/08     $11,620     $   11,735,029
=======================================================================================================
                                                                                             44,985,029
=======================================================================================================


NEW HAMPSHIRE-1.07%

  New Hampshire (State of) Business Finance
     Authority (Alice Peck Day Health Systems
     Obligated Group Issue); Series 2007 A, VRD RB
     (LOC-Toronto Dominion Bank)(a)(b)(f)             2.13%     10/01/36       9,430          9,430,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Business Finance
     Authority (The Mark H. Wentworth Home for
     Chronic Invalids Issue); Series 2006, VRD RB
     (LOC-Toronto-Dominion Bank)(a)(b)(f)             2.13%     12/01/36      12,000         12,000,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Child and Family
     Services of New Hampshire Issue); Series
     2007, VRD RB (LOC-RBS Citizens, N.A.)(a)(b)      2.25%     01/01/38       5,540          5,540,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Crotched Mountain
     Rehabilitation Center Issue); Series 2006,
     VRD RB (LOC-Allied Irish Banks PLC)(a)(b)(f)     2.23%     01/01/37       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (New London Hospital
     Issue); Series 2007, VRD RB (LOC-Fortis Bank
     NV/SA)(a)(b)(f)                                  2.25%     10/01/37       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Housing Finance
     Authority (EQR-Bond Partnership-Manchester
     Project); Series 1996, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.10%     09/15/26      15,100         15,100,000
=======================================================================================================
                                                                                             51,170,000
=======================================================================================================


NEW JERSEY-0.11%

  Wachovia MERLOTs (New Jersey (State of)
     Transportation Trust Fund Authority); Series
     2002 A-05, VRD RB(b)(d)(e)                       2.30%     12/15/18       5,205          5,205,000
=======================================================================================================


NEW MEXICO-0.97%

  Albuquerque (City of) (Affordable Housing
     Projects); Series 2000, Refunding VRD RB(b)      2.65%     07/01/30       3,900          3,900,000
-------------------------------------------------------------------------------------------------------
  Farmington (City of) (Arizona Public Service Co.
     Four Corners Project); Series 1994 A,
     Refunding VRD PCR (LOC-Barclays Bank
     PLC)(a)(b)(f)                                    1.30%     05/01/24      15,950         15,950,000
-------------------------------------------------------------------------------------------------------
  New Mexico (State of); Series 2007, Unlimited
     Tax Capital Projects GO                          5.00%     03/01/09       2,010          2,064,669
-------------------------------------------------------------------------------------------------------
  New Mexico (State of) Highway Commission; Series
     2001 A, Sr. Sub. Lien Tax Highway RB             5.00%     06/15/08       9,335          9,359,079
-------------------------------------------------------------------------------------------------------
  New Mexico (State of) Hospital Equipment Loan
     Council (Dialysis Clinic, Inc. Project);
     Series 2000, VRD RB (LOC-SunTrust Bank)(a)(b)    2.24%     07/01/25       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  New Mexico (State of); Series 2007, TRAN            4.50%     06/30/08      10,000         10,018,470
=======================================================================================================
                                                                                             46,292,218
=======================================================================================================


NEW YORK-1.55%

  Broome (County of) Industrial Development Agency
     (Elizabeth Church Manor Nursing Home
     Project); Series 2003, Civic Facility VRD RB
     (LOC-Bank of New York Mellon)(a)(b)              2.25%     02/01/29       3,095          3,095,000
-------------------------------------------------------------------------------------------------------
  New York (City of); Series 2002, Subseries A-7,
     Unlimited Tax VRD GO(b)                          2.25%     11/01/24      31,925         31,925,000
-------------------------------------------------------------------------------------------------------
  New York (State of) Metropolitan Transportation
     Authority; Series 1998 CP-1, Subseries B,
     Commercial Paper BAN (LOC-Royal Bank of
     Scotland)(a)(f)                                  3.05%     06/11/08      20,000         20,000,000
-------------------------------------------------------------------------------------------------------
  Rensselaer (County of) Industrial Development
     Agency (RC Housing I, LLC Project); Series
     2008 A, Civic Facility VRD RB (LOC-RBS
     Citizens, N.A.)(a)(b)                            2.21%     06/01/38       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (New York (State
     of) Thruway Authority); Series
     12045,(b)(d)(e)                                  2.27%     01/01/32      12,000         12,000,000
-------------------------------------------------------------------------------------------------------
  Saratoga (County of) Industrial Development
     Agency (American Housing Foundation, Inc.
     Project); Series 2006 A, Refunding Civic
     Facility VRD RB (LOC-RBS Citizens,
     N.A.)(a)(b)                                      2.19%     12/01/36       4,045          4,045,000
=======================================================================================================
                                                                                             74,065,000
=======================================================================================================


NORTH CAROLINA-4.38%

  Concord (City of); Series 2002 B, Refunding
     Utilities System VRD RB (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.05%     12/01/22       2,140          2,140,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (North Carolina (State
     of) Capital Facilities Finance Agency (Duke
     University Project)); Series 2006-0139 A, VRD
     COP RB(b)(d)(e)                                  2.25%     10/01/41       3,400          3,400,000
-------------------------------------------------------------------------------------------------------
  New Hanover (County of) (New Hanover Regional
     Medical Center); Series 2005 B-1, Refunding
     Hospital VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.25%     10/01/26       5,450          5,450,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  North Carolina (State of) Capital Facilities
     Finance Agency (Barton College); Series 2004,
     Educational Facilities VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.28%     07/01/19     $ 4,870     $    4,870,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Durham Academy); Series 2001,
     Capital Facilities VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.11%     04/01/26      11,010         11,010,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Goodwill Industries of
     Central North Carolina, Inc.); Series 2004,
     VRD RB (LOC-Bank of America, N.A.)(a)(b)         2.12%     12/01/24         855            855,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Guilford College); Series
     2005 B, Capital Facilities VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.28%     09/01/35       6,800          6,800,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Methodist College, Inc.);
     Series 2005, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.11%     03/01/30       5,055          5,055,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (NCCU Real Estate Foundation,
     Inc. Project); Series 2003 A, Student Housing
     Facilities VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.11%     10/01/34       5,775          5,775,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (North Carolina Aquarium
     Society Project); Series 2004, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                2.10%     06/01/26       6,840          6,840,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Peace College of Raleigh,
     Inc.); Series 2004, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.13%     06/01/29       4,320          4,320,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (the UNCP University
     Foundation, LLC Project); Series 2001 A,
     Student Housing VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.13%     07/01/31       8,015          8,015,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Triangle Aquatic Center
     Project); Series 2006, VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.15%     08/01/28       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Trinity Episcopal School
     Project); Series 2003, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.15%     09/01/24       2,540          2,540,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Union Academy); Series 2007,
     Educational Facilities VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.07%     12/01/29       6,175          6,175,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Wake Forest University);
     Series 2004 A, Educational Facilities VRD
     RB(a)(b)                                         2.18%     01/01/20       4,190          4,190,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Eastern Municipal
     Power Agency;
     Series 2006 A, Refunding Power System VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 3.15%     01/01/24      42,270         42,270,000
-------------------------------------------------------------------------------------------------------
     Series 2007 A, Refunding Power System VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 3.15%     01/01/24      11,460         11,460,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Cardinal Gibbons High School
     Project); Series 1999, Education Facility VRD
     RB (LOC-Bank of America, N.A.)(a)(b)             2.12%     08/01/14       2,245          2,245,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Charlotte Latin Schools,
     Inc.); Series 1999, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.13%     01/01/25       2,710          2,710,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Gardner-Webb University);
     Series 1997, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)(e)                                   2.13%     07/01/17       2,250          2,250,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Guilford College); Series
     1997, VRD RB (INS-MBIA Insurance Corp.)(b)(c)    2.85%     05/01/24      11,740         11,740,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Carolina Village Project); Series
     2008 B, Retirement Facilities First Mortgage
     VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)        2.15%     10/01/14       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Deerfield Episcopal Retirement
     Community); Series 2004 C, Refunding Health
     Care Facilities 1st Mortgage VRD RB
     (LOC-Wells Fargo Bank N.A.)(a)(b)                2.28%     11/01/27       7,450          7,450,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Novant Health Obligated Group);
     Series 2004 A, Health Care Facilities VRD
     RB(b)                                            2.08%     11/01/34       1,850          1,850,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Person Memorial Hospital); Series
     2005, Health Care Facilities VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     01/01/35      14,005         14,005,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (The Presbyterian Home at
     Charlotte, Inc. Project); Series 2001, Health
     Care Facilities VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.11%     08/01/24       1,705          1,705,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Westcare Health System Obligated
     Group); Series 2002 A, Hospital VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     09/01/22       9,400          9,400,000
-------------------------------------------------------------------------------------------------------
  Piedmont Triad Airport Authority; Series 2008 A,
     Non-AMT Airport VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 2.10%     07/01/32       5,000          5,000,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  University of North Carolina at Chapel Hill
     Board of Governors; Series 2006 B, Commercial
     Paper Bonds                                      2.15%     06/04/08     $10,700     $   10,700,000
=======================================================================================================
                                                                                            209,520,000
=======================================================================================================


OHIO-2.16%

  ABN AMRO Munitops Ctfs. Trust (Olentangy Local
     School District); Series 2006-04, Multi-State
     Non-AMT Unlimited Tax VRD GO Ctfs.(b)(d)(e)      2.24%     06/01/14       2,865          2,865,000
-------------------------------------------------------------------------------------------------------
  American Municipal Power-Ohio Inc.; Series 2008
     A, Commercial Paper BAN (LOC-JPMorgan Chase
     Bank, N.A.)(a)                                   2.45%     04/04/08      23,251         23,251,000
-------------------------------------------------------------------------------------------------------
  Barberton (City of) School District; Series
     1998, School Improvement Unlimited Tax
     GO(g)(h)(i)                                      5.13%     11/01/08       2,000          2,053,462
-------------------------------------------------------------------------------------------------------
  Butler (County of) (CCAO Low Cost Capital Pooled
     Financing Program); Sr. Series 2005 A,
     Capital Funding VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.23%     06/01/35       6,395          6,395,000
-------------------------------------------------------------------------------------------------------
  Butler (County of) (Lifesphere Project); Series
     2002, Refunding & Healthcare Facilities
     Improvement VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.07%     05/01/27       4,970          4,970,000
-------------------------------------------------------------------------------------------------------
  Cleveland (City of) & Cuyahoga (County of) Port
     Authority (Carnegie/89th Garage & Service
     Center, LLC Project); Series 2007, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.20%     01/01/37       4,400          4,400,000
-------------------------------------------------------------------------------------------------------
  Cuyahoga (County of) (Cleveland Clinic Health
     System Obligated Group); Series 2003 B,
     Commercial Paper (LOC-Bank of America,
     N.A.)(a)                                         2.20%     05/02/08      11,000         11,000,000
-------------------------------------------------------------------------------------------------------
  Franklin (County of) Health Care Facilities (The
     Chelsea at First Community Village Project);
     Series 2005, Refunding & Improvement VRD RB
     (LOC-KBC Bank N.V.)(a)(b)(f)                     2.14%     03/01/36       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Hamilton (County of) (Cincinnati Childrens
     Hospital Medical Center Project); Series 2007
     M, Hospital Facilities VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.15%     05/15/37       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Hamilton (County of) (St. Xavier High School
     Project); Series 2003, Economic Development
     VRD RB (LOC-Fifth Third Bank)(a)(b)              2.21%     04/01/28       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Lake (County of) (Lake Hospital System, Inc.);
     Series 2002, Hospital Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     12/01/32      17,245         17,245,000
-------------------------------------------------------------------------------------------------------
  Marion (County of) (Pooled Lease Program);
     Series 1990, Hospital Improvement VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.18%     08/01/20       1,310          1,310,000
-------------------------------------------------------------------------------------------------------
  Ohio (State of) Economic Development (YMCA of
     Greater Cincinnati Project); Series 2001, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)         2.20%     11/01/21       2,085          2,085,000
-------------------------------------------------------------------------------------------------------
  Ohio State University (General Receipts);
     Series 2003, Sub. RB (INS-Financial Security
     Assurance Inc.)(c)                               5.00%     12/01/08       1,000          1,018,329
-------------------------------------------------------------------------------------------------------
     Series 2007 H, Commercial Paper Notes            1.25%     04/03/08       5,810          5,810,000
-------------------------------------------------------------------------------------------------------
  Salem (City of) (Salem Community Hospital
     Project); Series 2005, Refunding &
     Improvement Hospital Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.20%     09/01/35       3,750          3,750,000
-------------------------------------------------------------------------------------------------------
  Toledo (City of) & Lucas (County of) Port
     Authority (The Toledo Museum of Art Project);
     Series 1999, Multi-modal Cultural Facilities
     VRD RB (LOC-Fifth Third Bank)(a)(b)              2.26%     09/01/19       3,575          3,575,000
-------------------------------------------------------------------------------------------------------
  Toledo (City of); Series 2006, City Services
     Special Assessment Notes (LOC-State Street
     Bank & Trust Co.)(a)                             2.22%     12/01/08       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Warren (County of) (Otterbein Homes Project);
     Series 2007, Health Care Facilities
     Improvement VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.07%     07/01/31       1,315          1,315,000
=======================================================================================================
                                                                                            103,142,791
=======================================================================================================


OKLAHOMA-2.84%

  Oklahoma (County of) Finance Authority (Oxford
     Oaks, Watersedge & Gardens at Reding
     Apartments Projects); Series 2000, Refunding
     Multi-Family Housing VRD RB (CEP-Federal
     National Mortgage Association)(b)                2.14%     07/15/30      25,743         25,743,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (Capitol Dome Project); Series
     2001, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.31%     06/01/11       1,865          1,865,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (Inverness Village Project); Series
     2007 A, Refunding Continuing Care Retirement
     Community VRD RB (LOC-KBC Bank N.V.)(a)(b)(f)    2.08%     01/01/42      16,000         16,000,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Industries Authority
     (Obligated Group consisting of INTEGRIS
     Baptist Medical Center, Inc., INTEGRIS South
     Oklahoma City Hospital Corp. & INTEGRIS Rural
     Health, Inc.); Series 1999 B, Refunding VRD
     RB (INS-MBIA Insurance Corp.)(b)(c)              1.95%     08/15/29      31,065         31,065,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
OKLAHOMA-(CONTINUED)

  Oklahoma (State of) Turnpike Authority;
     Series 2006 D, Refunding Turnpike System
     Second Sr. VRD RB(b)                             2.00%     01/01/28     $14,000     $   14,000,000
-------------------------------------------------------------------------------------------------------
     Series 2006 F, Refunding Turnpike System
     Second Sr. VRD RB(b)                             2.00%     01/01/28      16,950         16,950,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Water Resources Board;
     Series 1994 A, State Loan Program VRD RB(b)      1.75%     09/01/23      14,455         14,455,000
-------------------------------------------------------------------------------------------------------
     Series 1995, State Loan Program VRD RB(b)        1.80%     09/01/24       4,680          4,680,000
-------------------------------------------------------------------------------------------------------
     Series 1997, State Loan Program VRD RB(b)        1.80%     09/01/26       4,135          4,135,000
-------------------------------------------------------------------------------------------------------
     Series 2003A, State Loan Program VRD RB(b)       3.54%     10/01/36       6,890          6,890,000
=======================================================================================================
                                                                                            135,783,000
=======================================================================================================


PENNSYLVANIA-6.99%

  Allegheny (County of) Hospital Development
     Authority (UPMC Senior Communities, Inc.);
     Series 2003, VRD RB (CEP-Federal National
     Mortgage Association)(b)                         2.21%     07/15/28       1,700          1,700,000
-------------------------------------------------------------------------------------------------------
  Beaver (County of) Industrial Development
     Authority (FirstEnergy Generation Corp.
     Project); Series 2006 A, Refunding Non-AMT
     VRD PCR (LOC-Barclays Bank PLC)(a)(b)(f)         1.25%     04/01/41      11,200         11,200,000
-------------------------------------------------------------------------------------------------------
  Berks (County of) Industrial Development
     Authority (CHF-Kutztown, LLC Project
     Servicing Kutztown University of
     Pennsylvania); Series 2007 A, Student Housing
     VRD RB (LOC-Citibank N.A.)(a)(b)                 2.24%     07/01/37      10,075         10,075,000
-------------------------------------------------------------------------------------------------------
  Bethlehem (City of) Area School District; Series
     2007, Unlimited Tax VRD GO (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.25%     01/01/32      19,000         19,000,000
-------------------------------------------------------------------------------------------------------
  Bucks (County of) Industrial Development
     Authority (Law School Admission Council, Inc.
     Project); Series 2003, Economic Development
     VRD RB (LOC-Allied Irish Banks PLC)(a)(b)(f)     2.10%     05/01/33       2,050          2,050,000
-------------------------------------------------------------------------------------------------------
  Butler (County of) General Authority (Hampton
     Township School District Project); Series
     2007, VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.11%     09/01/27       4,300          4,300,000
-------------------------------------------------------------------------------------------------------
  Butler (County of) General Authority (Mars Area
     School District Project); Series 2006,
     Refunding VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.15%     09/01/19       4,925          4,925,000
-------------------------------------------------------------------------------------------------------
  Chartiers Valley (Community of) Industrial &
     Commercial Development Authority (Asbury
     Villas); Series 2000 B, VRD IDR (LOC-Fifth
     Third Bank)(a)(b)                                2.25%     12/01/30       8,950          8,950,000
-------------------------------------------------------------------------------------------------------
  Chester (County of) Health & Education
     Facilities Authority (Jenners Pond Project);
     Series 2006, VRD RB (LOC-RBS Citizens
     N.A.)(a)(b)                                      2.10%     07/01/34       1,300          1,300,000
-------------------------------------------------------------------------------------------------------
  Chester (County of) Industrial Development
     Authority (Archdiocese of Philadelphia);
     Series 2001, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.70%     07/01/31       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Dauphin (County of) General Authority (School
     District Pooled Financing Program);
     Series 1986 Subseries W, VRD RB
     (INS-Financial Security Assurance Inc.)(b)(c)    2.24%     06/01/26       3,060          3,060,000
-------------------------------------------------------------------------------------------------------
     Series 1986, Subseries V, VRD RB
     (INS-Financial Security Assurance Inc.)(b)(c)    2.24%     06/01/26       9,000          9,000,000
-------------------------------------------------------------------------------------------------------
  Delaware (County of) Authority (Dunwoody
     Village); Series 2006, VRD RB (LOC-RBS
     Citizens, N.A.)(a)(b)                            2.13%     04/01/30       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Delaware (County of) Authority (White Horse
     Village Project); Series 2006 A, VRD RB
     (LOC-RBS Citizens, N.A.)(a)(b)                   1.20%     07/01/30       1,065          1,065,000
-------------------------------------------------------------------------------------------------------
  Delaware (County of) Industrial Development
     Authority (The Agnes Irwin School Project);
     Series 2003, Educational Facilities VRD RB
     (LOC-RBS Citizens, N.A.)(a)(b)                   2.10%     10/01/33       1,335          1,335,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Pennsylvania (State of)
     Public School Building Authority); Series
     2006-0161 A, VRD COP RB(b)(d)(e)                 2.30%     06/01/33      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  Emmaus (City of) General Authority; Series 2000
     A, Pennsylvania Loan Program VRD RB
     (INS-Financial Security Assurance Inc.)(b)(c)    2.24%     03/01/30       3,660          3,660,000
-------------------------------------------------------------------------------------------------------
  Erie (City of) City Water Authority; Series 2006
     A, VRD RB (INS-Financial Security Assurance
     Inc.)(b)(c)                                      2.20%     12/01/36       1,800          1,800,000
-------------------------------------------------------------------------------------------------------
  Harrisburg (City of) Authority (The School
     District of the City of Harrisburg Project);
     Series 2006, School VRD RB (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.23%     12/01/31      16,100         16,100,000
-------------------------------------------------------------------------------------------------------
  Harrisburg (City of) Authority; Series 2002 B,
     Refunding Water VRD RB (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.26%     07/15/17       3,335          3,335,000
-------------------------------------------------------------------------------------------------------
  Lancaster (County of) Convention Center
     Authority; Series 2007, Hotel Room Rental Tax
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.11%     03/01/47       3,680          3,680,000
-------------------------------------------------------------------------------------------------------
  Luzerne (County of); Series 2004, Unlimited Tax
     VRD GO (LOC-PNC Bank, N.A.)(a)(b)                2.14%     11/01/14       1,885          1,885,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

  Luzerne (County of) Convention Center Authority;
     Series 1998 A, Hotel Room Rental Tax VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.13%     09/01/28     $ 2,015     $    2,015,000
-------------------------------------------------------------------------------------------------------
  Luzerne (County of) Industrial Development
     Authority (Methodist Homes for the Aging of
     the Wyoming Conference Project); Series 2003,
     VRD IDR (LOC-Bank of New York Mellon)(a)(b)      2.30%     02/01/29       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Higher Education & Health
     Authority (Liberty Lutheran Services
     Project); Series 2004, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             2.13%     05/01/34       3,040          3,040,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Industrial Development
     Authority (Gloria Dei Project); Series 2006,
     VRD IDR (LOC-RBS Citizens, N.A.)(a)(b)           2.11%     01/01/23       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Industrial Development
     Authority (Philadelphia Presbytery Homes,
     Inc. Project); Series 2005 A, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.10%     07/01/35       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Nazareth (City of) Area School District; Series
     2007, Limited Tax VRD GO (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.24%     02/01/31       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Parkland (City of) School District; Series 2005,
     Unlimited Tax VRD GO (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.24%     06/01/22       9,245          9,245,000
-------------------------------------------------------------------------------------------------------
  Pennsbury (City of) School District; Series
     2005, Unlimited Tax VRD GO (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.23%     08/15/14       2,450          2,450,000
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program);
     Series 2001 H9-Susquehanna University, VRD RB
     (LOC-Allied Irish Banks PLC)(a)(b)(f)            2.14%     05/01/31       1,650          1,650,000
-------------------------------------------------------------------------------------------------------
     Series 2001 I4-Messiah College, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.14%     11/01/31       1,575          1,575,000
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Council of Independent
     Colleges & Universities Financing Program);
     Series 1997 A7-St. Joseph's University, VRD
     RB (LOC-Allied Irish Banks PLC)(a)(b)(f)         2.13%     04/01/27       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Washington & Jefferson
     Development Corp.); Series 2005 A, Student
     Housing VRD RB (LOC-UniCredito Italiano
     S.p.A.)(a)(b)                                    2.23%     11/01/36       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Turnpike Commission;
     Series 2006 B, Turnpike Multi-modal VRD RB(b)    3.40%     12/01/22       9,240          9,240,000
-------------------------------------------------------------------------------------------------------
  Philadelphia (City of) Hospital & Higher
     Education Facilities Authority (Wills Eye
     Hospital Project); Series 2000, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(e)         2.15%     11/01/30       3,095          3,095,000
-------------------------------------------------------------------------------------------------------
  Philadelphia (City of) Industrial Development
     Authority (Pennsylvania School for the Deaf);
     Series 2002, VRD IDR (LOC-RBS Citizens
     N.A.)(a)(b)                                      2.26%     11/01/32       2,665          2,665,000
-------------------------------------------------------------------------------------------------------
  Scranton (City of) & Lackawanna (County of)
     Health & Welfare Authority (The Community
     Medical Center Project); Series 2002,
     Hospital VRD RB (LOC-PNC Bank, N.A.)(a)(b)       2.14%     07/01/32       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Shippensburg (Borough of) Authority (Bethlehem
     Area School District Project); Series 2007,
     VRD RB (INS-Financial Security Assurance
     Inc.)(b)(c)                                      2.25%     07/01/31      20,400         20,400,000
-------------------------------------------------------------------------------------------------------
  Somerset (County of) Hospital Authority
     (Somerset Community Hospital Project); Series
     2007 A, Hospital VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      2.14%     03/01/17       5,890          5,890,000
-------------------------------------------------------------------------------------------------------
  Southcentral (Region of) General Authority
     (Wellspan Health Obligated Group);
     Series 2005 A, Refunding VRD RB(b)               3.50%     06/07/23      33,225         33,225,000
-------------------------------------------------------------------------------------------------------
     Series 2005 B, Refunding VRD RB(b)               3.50%     05/15/31      61,000         61,000,000
-------------------------------------------------------------------------------------------------------
  Upper St. Clair (Township of); Series 2008,
     Unlimited Tax VRD GO (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.25%     06/01/38       6,460          6,460,000
-------------------------------------------------------------------------------------------------------
  Washington (County of) Hospital Authority (The
     Washington Hospital Project); Series 2007 A,
     Hospital VRD RB (LOC-Wachovia Bank
     N.A.)(a)(b)                                      3.80%     07/01/37       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Westmoreland (County of) Industrial Development
     Authority; Series 2005 C, Health System VRD
     RB (LOC-Wachovia Bank, N.A.)(a)(b)               2.11%     07/01/27       5,235          5,235,000
-------------------------------------------------------------------------------------------------------
  Wilkes-Barre (City of); Series 2004 B, Unlimited
     Tax VRD GO (LOC-PNC Bank, N.A.)(a)(b)            2.14%     09/15/14       2,870          2,870,000
-------------------------------------------------------------------------------------------------------
  York (City of) General Authority (Harrisburg
     Parking Authority Project); Series 1996 C,
     Pooled Financing VRD RB (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.13%     09/01/26       5,330          5,330,000
-------------------------------------------------------------------------------------------------------
  York (County of) Industrial Development
     Authority (Philadelphia Electric Company
     Project); Series 1993 A, Refunding PCR
     (LOC-BNP Paribas)(a)(f)                          2.35%     04/04/08       2,000          2,000,000
=======================================================================================================
                                                                                            334,205,000
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
RHODE ISLAND-0.35%

  Rhode Island (State of) Health & Educational
     Building Corp. (Care New England Issue);
     Series 2008 B, Hospital Financing VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.10%     09/01/37     $ 4,200     $    4,200,000
-------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (Home & Hospice Care of Rhode
     Island Issue); Series 2008, Health Facilities
     VRD RB (LOC-RBS Citizens, N.A.)(a)(b)            2.10%     02/01/38       6,000          6,000,000
-------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (South County Hospital
     Healthcare System Issue); Series 2003 B,
     Refunding Hospital Financing VRD RB (LOC-RBS
     Citizens, N.A.)(a)(b)                            2.05%     09/15/33       6,700          6,700,000
=======================================================================================================
                                                                                             16,900,000
=======================================================================================================


SOUTH CAROLINA-2.64%

  Piedmont Municipal Power Agency;
     Series 1997 B, Refunding Electric VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 2.85%     01/01/19      33,350         33,350,000
-------------------------------------------------------------------------------------------------------
     Series 1997 C, Refunding Electric VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 6.00%     01/01/19      15,000         15,000,000
-------------------------------------------------------------------------------------------------------
     Series 2004 B-5, Refunding Electric VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 6.00%     01/01/31      37,605         37,605,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (South Carolina
     (State of) Public Service Authority);
     Series 10090, VRD RB(b)(d)(e)                    2.29%     01/01/22       8,925          8,925,000
-------------------------------------------------------------------------------------------------------
     Series 12304, VRD RB(b)(d)(e)                    2.33%     01/01/39       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Non-Profit Institutions
     of Higher Learning (Morris College Project);
     Series 1997, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(e)                                   2.15%     07/01/17       1,450          1,450,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Non-Profit Institutions
     of Higher Learning (Newberry College
     Project); Series 2005, Educational Facilities
     VRD RB (LOC-Branch Banking & Trust Co.)(a)(b)    2.28%     09/01/35       1,490          1,490,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Housing Finance and
     Development Authority (Runaway Bay Apartments
     Project); Series 2005, Refunding Multi-Family
     Rental Housing VRD RB (CEP-Federal National
     Mortgage Association)(b)                         2.23%     11/15/35       5,565          5,565,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Carolina Children's
     Home Project); Series 2003, Economic
     Development VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 2.28%     03/01/23       1,300          1,300,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Medical University
     Facilities Corp. Project); Series 2003,
     Economic Development VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.13%     01/01/13       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Presbyterian Home of
     South Carolina Project); Series 2003 A,
     Economic Development VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.15%     04/01/20       4,170          4,170,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (WUREF Development, LLC
     Project); Series 2002 A, Economic Development
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.13%     07/01/33       9,255          9,255,000
=======================================================================================================
                                                                                            126,010,000
=======================================================================================================


TENNESSEE-3.65%

  Chattanooga (City of) Health, Educational &
     Housing Facility Board (Windridge
     Apartments); Series 2003 A, Refunding Multi-
     Family Housing VRD RB (CEP-Federal National
     Mortgage Association)(b)                         2.25%     05/15/33       2,875          2,875,000
-------------------------------------------------------------------------------------------------------
  Cookeville (City of) Regional Medical Center
     Authority; Series 2006, VRD RB (LOC-Regions
     Bank)(a)(b)(e)                                   2.21%     03/01/36      32,790         32,790,000
-------------------------------------------------------------------------------------------------------
  Jackson (City of) Health, Educational & Housing
     Facility Board (Post House Jackson
     Apartments); Series 2002, Refunding Multi-
     Family Housing VRD RB (CEP-Federal National
     Mortgage Association)(b)                         2.25%     10/15/32       3,420          3,420,000
-------------------------------------------------------------------------------------------------------
  Knox (County of) Industrial Development Board
     (Cherokee Health Systems Project); Series
     2006, VRD IDR (LOC-Regions Bank)(a)(b)           2.21%     06/01/26       6,110          6,110,000
-------------------------------------------------------------------------------------------------------
  McMinn (County of) Industrial Development Board
     (Tennessee Wesleyan College Project); Series
     2006, VRD RB (LOC-Regions Bank)(a)(b)            2.23%     11/01/36       4,750          4,750,000
-------------------------------------------------------------------------------------------------------
  Memphis (City of);
     Series 2000, General Improvement Unlimited
     Tax GO(g)(h)(i)                                  5.00%     04/01/08       1,400          1,414,000
-------------------------------------------------------------------------------------------------------
     Series 2000, General Improvement Unlimited
     Tax GO(g)(h)(i)                                  5.25%     04/01/08       1,500          1,515,000
-------------------------------------------------------------------------------------------------------
  Morristown (City of) Health, Educational and
     Housing Facilities Board (All Saints
     Episcopal School, Inc. Project); Series 2001,
     VRD RB (LOC-SunTrust Bank)(a)(b)                 2.14%     08/01/16       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Health & Educational
     Facilities Board (Belmont University
     Project); Series 2005, Educational Facilities
     VRD RB (LOC-SunTrust Bank)(a)(b)                 2.08%     12/01/25      11,975         11,975,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Summit Apartments
     Project); Series 2006, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.21%     07/15/36     $ 4,200     $    4,200,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Chattanooga (City
     of) Industrial Development Board); Series
     12021, Lease Rental VRD RB(b)(d)(e)              2.40%     10/01/27      17,025         17,025,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Memphis College of Art
     Project); Series 2003, VRD RB (LOC-Regions
     Bank)(a)(b)                                      2.24%     08/01/23       3,585          3,585,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Southern College of Optometry
     Project); Series 2001, VRD RB (LOC-Allied
     Irish Banks PLC)(a)(b)(f)                        2.21%     06/01/26       4,900          4,900,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (St. Georges Independent
     School Project); Series 2007, VRD RB
     (LOC-Regions Bank)(a)(b)                         2.21%     08/01/34      23,620         23,620,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Trezevant Manor Project);
     Series 2007 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.21%     09/01/39       7,225          7,225,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Wynridge II Apartments
     Project); Series 2005, Refunding Multi-Family
     Housing VRD RB (CEP-Federal Home Loan
     Mortgage Corp.)(b)                               2.15%     12/01/30       6,890          6,890,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of); Series 2008 A, Refunding
     Unlimited Tax VRD GO(b)                          2.15%     03/01/22      17,355         17,355,000
-------------------------------------------------------------------------------------------------------
  Tennessee (State of) Local Development Authority
     (State Loan Programs); Series 2007 A, BAN        5.00%     06/30/08      22,000         22,068,257
-------------------------------------------------------------------------------------------------------
  Williamson (County of) Industrial Development
     Board (Currey Ingram Academy Project); Series
     2003, Educational Facilities VRD RB
     (LOC-SunTrust Bank)(a)(b)                        3.50%     04/01/23       1,100          1,100,000
=======================================================================================================
                                                                                            174,317,257
=======================================================================================================


TEXAS-10.61%

  ABN AMRO Munitops Ctfs. Trust (Alamo Community
     College District); Series 2006-85, Non-AMT
     Limited Tax VRD GO(b)(d)(e)                      2.26%     08/15/14       9,565          9,565,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Duncanville (City
     of) Independent School District); Series
     2006-22, Asset 14 Non-AMT Unlimited Tax VRD
     GO(b)(d)(e)                                      2.23%     02/15/14      11,000         11,000,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Eagle Mountain-
     Saginaw Independent School District); Series
     2007-11, Single Non-AMT School Building
     Unlimited Tax VRD GO(b)(d)(e)                    2.23%     08/15/13       7,995          7,995,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Edinburg (City
     of) Consolidated Independent School
     District); Series 2005-47, Single Non-AMT
     Unlimited Tax VRD GO(b)(d)(e)                    2.23%     02/15/13      10,945         10,945,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Harris (County
     of)); Series 2006-64, Sr. Lien Toll Road Non-
     AMT VRD RB(b)(d)(e)                              3.01%     08/15/30       9,750          9,750,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Leander (City of)
     Independent School District); Series 2002-16,
     Multi-State Non-AMT Unlimited Tax VRD
     GO(b)(d)(e)                                      2.23%     08/15/10       5,395          5,395,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops II Ctfs. Trust (Houston (City
     of) Independent School District); Series
     2007-32, Unlimited Tax VRD GO (CEP-Texas
     Permanent School Fund)(b)(d)(e)                  2.23%     02/15/22       9,785          9,785,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops II Ctfs. Trust (Marble Falls
     (City of) Independent School District);
     Series 2007-31, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School
     Fund)(b)(d)(e)                                   2.23%     08/15/14      10,215         10,215,000
-------------------------------------------------------------------------------------------------------
  Alamo Heights (City of) Higher Education
     Facilities Corp. (University of the Incarnate
     Word Project); Series 1999 A, Refunding
     Higher Education VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                2.10%     04/01/19       4,100          4,100,000
-------------------------------------------------------------------------------------------------------
  Aldine (City of) Independent School District;
     Series 2003, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(b)      3.75%     06/15/28       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Arlington (City of);
     Series 2005 A, Commercial Paper Notes GO         0.90%     07/10/08      11,500         11,500,000
-------------------------------------------------------------------------------------------------------
     Series 2005 A, Commercial Paper Notes GO         2.30%     07/10/08       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  Austin (County of) Industrial Development Corp.
     (Justin Industries Inc. Project); Series
     1984, VRD IDR (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.10%     12/01/14       1,250          1,250,000
-------------------------------------------------------------------------------------------------------
  Bell (County of) Health Facilities Development
     Corp. (Buckner Retirement Services, Inc.
     Obligated Group Project); Series 1998,
     Retirement Facility VRD RB(g)(h)(i)              5.00%     11/15/08       1,500          1,538,633
-------------------------------------------------------------------------------------------------------
  Brazoria (County of) Health Facilities
     Development Corp. (Brazosport Memorial
     Hospital); Series 1999, Hospital VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     07/01/13       7,100          7,100,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Eagle Tax-Exempt Trust (Harris (County of) Toll
     Road); Series 2002-6012 A, VRD COP(b)(d)(e)      2.30%     08/15/30     $ 1,580     $    1,580,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Houston (City of) Water
     & Sewer); Series 2002-6019 A, VRD
     COP(b)(d)(e)                                     2.30%     12/01/30       8,910          8,910,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Odessa (City of) & Ector
     (County of) Waterworks & Sewer System);
     Series 2001-4307 A, Refunding VRD COP
     RB(b)(d)(e)                                      2.30%     11/01/31       2,845          2,845,000
-------------------------------------------------------------------------------------------------------
  El Paso (City of) Independent School District;
     Series 2004 B, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(b)      2.15%     08/01/29       2,460          2,460,000
-------------------------------------------------------------------------------------------------------
  Garland (City of) Industrial Development
     Authority, Inc. (Carroll Co. Project); Series
     1984, VRD IDR (LOC-Wells Fargo Bank,
     N.A.)(a)(b)(e)                                   2.25%     12/01/14       2,800          2,800,000
-------------------------------------------------------------------------------------------------------
  Grand Prairie (City of) Housing Finance Corp.
     (Lincoln Property Co. No. 2188 Limited
     Partnership Project); Series 1993, Refunding
     Multi-Family Housing VRD RB (CEP-General
     Electric Corp.)(b)                               2.10%     06/01/10       3,100          3,100,000
-------------------------------------------------------------------------------------------------------
  Gulf Coast Waste Disposal Authority (Armco Inc.
     Project); Series 1998, Refunding RB (LOC-PNC
     Bank, N.A.)(a)(e)                                2.14%     12/01/08       7,640          7,640,000
-------------------------------------------------------------------------------------------------------
  Harris (County of); Series 2005 E, Sr. Lien Toll
     Road Commercial Paper RN                         2.25%     05/16/08       3,870          3,870,000
-------------------------------------------------------------------------------------------------------
  Harrison (County of) Health Facilities
     Development Corp. (Marshall Regional Medical
     Center Project); Series 2006, Hospital VRD RB
     (LOC-Regions Bank)(a)(b)                         2.21%     04/01/26       3,900          3,900,000
-------------------------------------------------------------------------------------------------------
  Hockley (County of) Industrial Development Corp.
     (AMOCO Project);
     Series 1983, VRD PCR(b)(f)                       1.75%     03/01/14      30,000         30,000,000
-------------------------------------------------------------------------------------------------------
     Series 1985, VRD PCR(b)(f)                       3.40%     11/01/19      10,640         10,640,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Alamo Heights (City of)
     Independent School District); Series 2005-
     980, Unlimited Tax VRD GO(b)(d)(e)               2.29%     02/01/12       1,715          1,715,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Bexar (County of)); Series
     2004-530, Limited Tax VRD GO(b)(d)(e)            2.29%     06/15/12       4,565          4,565,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Brownsville (City Of)); Series
     2005-1038, Unlimited Tax VRD GO(b)(d)(e)         3.50%     02/15/13       6,645          6,645,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Nueces River Authority);
     Series 2006-1412, VRD RB(b)(d)(e)                2.29%     07/15/13       1,945          1,945,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (San Antonio (City of) Electric
     & Gas Systems); Series 2007-2503, Refunding
     VRD RB(b)(d)(e)                                  2.29%     02/01/15       3,700          3,700,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Texas (State of)
     Transportation Commission); Series 2008-2481,
     Unlimited Tax Mobility Fund VRD GO(b)(d)(e)      2.29%     04/01/15       2,200          2,200,000
-------------------------------------------------------------------------------------------------------
  Mesquite (City of) Independent School District;
     Series 2003 A, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(b)      2.15%     08/01/29       1,405          1,405,000
-------------------------------------------------------------------------------------------------------
  Morgan Stanley & Co. Inc. Trust Floater Ctfs.
     (North East Independent School District);
     Series 2006-1668, Refunding Unlimited Tax VRD
     GO(b)(d)(e)                                      2.25%     02/01/27      14,795         14,795,000
-------------------------------------------------------------------------------------------------------
  Morgan Stanley & Co. Inc. Trust Floater Ctfs.
     (Texas (State of) Transportation Commission
     State Highway Fund); Series 2006-2033 A,
     First Tier VRD RB(b)(d)(e)                       2.16%     04/01/16      17,562         17,561,500
-------------------------------------------------------------------------------------------------------
  North Central (Region of) Health Facilities
     Development Corp. (Methodist Hospitals of
     Dallas); Series 1985 B, Hospital VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 3.25%     10/01/15       7,070          7,070,000
-------------------------------------------------------------------------------------------------------
  Northside Independent School District; Series
     2006 A, Refunding Unlimited Tax VRD GO
     (CEP-Texas Permanent School Fund)(b)             3.75%     08/01/33       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Northwest Independent School District; Series
     2006, School Building Unlimited Tax VRD GO
     (CEP-Texas Permanent School Fund)(b)             2.15%     02/15/31       7,145          7,145,000
-------------------------------------------------------------------------------------------------------
  Red River Educational Finance Corp. (The Parish
     Day School of the Episcopal Church of the
     Transfiguration Project); Series 2001 A,
     Educational VRD RB (LOC-Allied Irish
     Bank)(a)(b)(f)                                   2.25%     12/01/31       2,470          2,470,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Dallas (City of)
     Waterworks & Sewer System); Series 12044,
     Refunding & Improvement VRD RB(b)(d)(e)          2.28%     10/01/35      22,290         22,290,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Houston (City of)
     Airport System); Series 12022, Sub.-Lien VRD
     RB(b)(d)(e)                                      2.30%     07/01/28      13,520         13,520,000
-------------------------------------------------------------------------------------------------------
  San Antonio (City of) Independent School
     District; Series 1997, School Building
     Unlimited Tax GO(g)(h)(i)                        5.00%     08/15/08       1,000          1,008,795
-------------------------------------------------------------------------------------------------------
  San Antonio (City of) Water System; Series 2005
     A, Commercial Paper Notes                        1.95%     05/21/08      15,850         15,850,000
-------------------------------------------------------------------------------------------------------
  San Antonio (City of); Series 2006, Limited Tax
     GO                                               4.00%     02/01/09         965            979,644
-------------------------------------------------------------------------------------------------------
  San Gabriel (City of) Health Facilities
     Development Corp. (YMCA of Greater Williamson
     County Project); Series 2005, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     04/01/26       3,815          3,815,000
-------------------------------------------------------------------------------------------------------
  Tarrant (County of) Health Facilities
     Development Corp. (Adventist Health
     System/Sunbelt Obligated Group); Series 1998,
     Hospital RB(g)(h)(i)                             5.38%     11/15/08       7,805          8,041,746
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Tarrant (County of) Housing Finance Corp.
     (Sierra Springs Apartments Project); Series
     1999, Refunding Multi-Family Housing VRD RB
     (CEP-Federal National Mortgage
     Association)(b)                                  2.09%     02/15/27     $ 4,050     $    4,050,000
-------------------------------------------------------------------------------------------------------
  Texas (State of) Department of Housing and
     Community Affairs (NHP Foundation-Asmara
     Affordable Housing Inc. Project); Series
     2003, Refunding Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        3.65%     07/01/33       6,260          6,260,000
-------------------------------------------------------------------------------------------------------
  Texas (State of) Public Finance Authority;
     Series 2002 A, Commercial Paper Notes            1.15%     04/08/08       6,500          6,500,000
-------------------------------------------------------------------------------------------------------
  Texas (State of) Turnpike Authority (Central
     Texas Turnpike System); Series 2002, Second
     Tier BAN                                         5.00%     06/01/08      13,250         13,287,014
-------------------------------------------------------------------------------------------------------
  Texas (State of); Series 2007, Limited Tax TRAN     4.50%     08/28/08       5,000          5,025,515
-------------------------------------------------------------------------------------------------------
  Texas A&M University System Board of Regents
     (Revenue Financing System); Series 2004 B,
     Commercial Paper RN                              1.05%     04/07/08       1,675          1,675,000
-------------------------------------------------------------------------------------------------------
  Travis (County of) Housing Finance Corp. (The
     College Houses Project); Series 2006, Student
     Housing VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.05%     12/01/36       5,425          5,425,000
-------------------------------------------------------------------------------------------------------
  Tyler (City of) Independent School District;
     Series 2006 A, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(b)      2.15%     02/15/25      12,300         12,300,000
-------------------------------------------------------------------------------------------------------
  University of Texas Board of Regents (Permanent
     University Fund); Series 2006 A, Refunding RB    5.00%     07/01/08      10,680         10,727,478
-------------------------------------------------------------------------------------------------------
  University of Texas Board of Regents (Revenue
     Financing System);
     Series 2007 A, Commercial Paper Notes            3.20%     04/15/08       9,044          9,044,000
-------------------------------------------------------------------------------------------------------
     Series 2007 A, Commercial Paper Notes            2.80%     06/06/08      24,672         24,672,000
-------------------------------------------------------------------------------------------------------
     Series 2008 B, VRD RB(b)                         2.10%     08/01/16       9,500          9,500,000
-------------------------------------------------------------------------------------------------------
     Series 2008 B, VRD RB(b)                         2.07%     08/01/32      20,660         20,660,000
-------------------------------------------------------------------------------------------------------
     Series 2008 B, VRD RB(b)                         2.10%     08/01/39      11,400         11,400,000
-------------------------------------------------------------------------------------------------------
  Upper Trinity Regional Water District (Regional
     Treated Water Supply System); Series 2008 A,
     Commercial Paper RN (LOC-Bank of America,
     N.A.)(a)                                         1.70%     04/09/08       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Harris (County of) Toll Road);
     Series 2003-B16, Refunding Sr. Lien VRD
     RB(b)(d)(e)                                      2.30%     08/15/25      16,000         16,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Texas Board of
     Regents);
     Series 2003-B14, VRD RB(b)(d)(e)                 2.25%     08/15/22       7,955          7,955,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C82, Refunding VRD RB (Acquired
     09/05/07; Cost $10,705,000)(b)(d)(e)(j)          2.30%     07/01/21      10,705         10,705,000
=======================================================================================================
                                                                                            507,291,325
=======================================================================================================


UTAH-0.50%

  Duchesne School District Municipal Building
     Authority; Series 2005, Lease VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      2.26%     06/01/21         900            900,000
-------------------------------------------------------------------------------------------------------
  Murray (City of) (IHC Health Services, Inc.);
     Series 2003 B, Hospital VRD RB(b)                2.07%     05/15/36       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
     Series 2005 C, Hospital VRD RB(b)                2.15%     05/15/37       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Sanpete (County of) School Facility (Wasatch
     Academy); Series 2003, Multi-Mode VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      2.26%     08/01/28         800            800,000
-------------------------------------------------------------------------------------------------------
  University of Utah Board of Regents; Series
     1998, Hospital RB(g)(h)(i)                       5.25%     08/01/08       2,570          2,607,948
-------------------------------------------------------------------------------------------------------
  Utah (State of) Water Finance Agency (Timpanogos
     Loan Financing Program); Series 1998 B,
     RB(g)(h)(i)                                      5.00%     06/01/08       1,500          1,507,461
-------------------------------------------------------------------------------------------------------
  Utah (State of); Series 1998 A, Unlimited Tax
     GO(g)(h)(i)                                      5.00%     07/01/08       7,325          7,380,548
=======================================================================================================
                                                                                             23,695,957
=======================================================================================================


VERMONT-0.29%

  Vermont (State of) Economic Development
     Authority (Wake Robin Corp. Project); Series
     1999 B, Mortgage RB(g)(h)(i)                     6.75%     03/01/09       5,720          6,039,252
-------------------------------------------------------------------------------------------------------
  Vermont (State of) Educational & Health
     Buildings Financing Agency (North Country
     Hospital Project); Series 2007 A, VRD RB
     (LOC-Toronto-Dominion Bank)(a)(b)(f)             1.20%     10/01/34       1,250          1,250,000
-------------------------------------------------------------------------------------------------------
  Vermont (State of) Educational & Health
     Buildings Financing Agency (Rutland Regional
     Medical Center Project); Series 2001 A,
     Hospital VRD RB (LOC-Toronto-Dominion
     Bank)(a)(b)(f)                                   1.20%     04/01/15       3,555          3,555,000
-------------------------------------------------------------------------------------------------------
  Vermont (State of) Industrial Development
     Authority (Central Vermont Public Service
     Corp.-East Barnet Project); Series 1984,
     Hydroelectric VRD IDR (LOC-RBS Citizens
     N.A.)(a)(b)                                      2.00%     12/01/13       3,200          3,200,000
=======================================================================================================
                                                                                             14,044,252
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
VIRGINIA-0.76%

  Chesapeake Bay Bridge & Tunnel District; Series
     2008 A, Refunding General Resolution VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     05/28/21     $ 6,250     $    6,250,000
-------------------------------------------------------------------------------------------------------
  Fairfax (County of) Economic Development
     Authority (Government Center Properties);
     Series 2003, Refunding Lease RB                  5.00%     05/15/08       4,495          4,501,720
-------------------------------------------------------------------------------------------------------
  Fairfax (County of) Industrial Development
     Authority (Fairfax Hospital System, Inc.);
     Series 1988 C, Obligation VRD RB(b)              2.10%     10/01/25       2,970          2,970,000
-------------------------------------------------------------------------------------------------------
  Fairfax (County of) Industrial Development
     Authority (Inova Health System Project);
     Series 2005 C-1, Health Care VRD RB(b)           2.10%     05/15/26       4,355          4,355,000
-------------------------------------------------------------------------------------------------------
  Lexington (City of) Industrial Development
     Authority (V.M.I. Development Board, Inc.
     Project); Series 2006, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           1.20%     12/01/36       9,075          9,075,000
-------------------------------------------------------------------------------------------------------
  Newport News (City of) Industrial Development
     Authority (Christopher Newport University
     Foundations Projects); Series 2006,
     Educational Facilities VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.13%     08/01/36       3,375          3,375,000
-------------------------------------------------------------------------------------------------------
  Roanoke (City of) Industrial Development
     Authority (Carilion Health System Obligated
     Group); Series 2005, Hospital VRD RB
     (INS-Financial Security Assurance Inc.)(b)(c)    1.20%     07/01/27       1,615          1,615,000
-------------------------------------------------------------------------------------------------------
  Spotsylvania (County of) Economic Development
     Authority (Civil War Preservation Trust
     Project); Series 2007, VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      2.09%     04/01/27       4,000          4,000,000
=======================================================================================================
                                                                                             36,141,720
=======================================================================================================


WASHINGTON-2.34%

  ABN AMRO Munitops Ctfs. Trust (Seattle (City of)
     Municipal Light & Power); Series 2002-12,
     Multi-State Non-AMT VRD Ctfs.(b)(d)(e)           2.24%     03/01/09       9,755          9,755,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Seattle (City
     of)); Series 2003-7, Multi-State Non-AMT
     Limited Tax VRD GO Ctfs.(b)(d)(e)                2.26%     07/01/10      10,685         10,685,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Skagit (County
     of) Public Hospital District No. 1); Series
     2004-37, Multi-State Non-AMT Unlimited VRD GO
     Ctfs.(b)(d)(e)                                   3.01%     12/01/12       8,235          8,235,000
-------------------------------------------------------------------------------------------------------
  Bremerton (City of) (Kitsap Regional Conference
     Center Parking Garage); Series 2003, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                2.12%     12/01/28       5,105          5,105,000
-------------------------------------------------------------------------------------------------------
  Energy Northwest (Project No. 3); Series 2003 D-
     3-2, Refunding Electric VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           4.50%     07/01/18      10,400         10,400,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Washington (State of));
     Series 2004-593, Unlimited Tax VRD
     GO(b)(d)(e)                                      2.29%     07/01/12       3,585          3,585,000
-------------------------------------------------------------------------------------------------------
     Series 2008-2480, Unlimited Tax VRD
     GO(b)(d)(e)                                      2.29%     01/01/16       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  King (County of) Economic Enterprise Corp.
     (Puget Sound Blood Center Project); Series
     1998, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)         2.30%     04/01/23       4,400          4,400,000
-------------------------------------------------------------------------------------------------------
  Lake Tapps Parkway Properties;
     Series 1999 A, Special VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.36%     12/01/19       3,829          3,829,000
-------------------------------------------------------------------------------------------------------
     Series 1999 B, Special VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.36%     12/01/19       2,400          2,400,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Seattle (City of)
     Water System); Series 11144, Refunding VRD
     RB(b)(d)(e)                                      2.29%     09/01/33       2,995          2,995,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Seattle (Port
     of)); Series 638, VRD RB(b)(d)(e)                2.59%     12/01/23      10,640         10,640,000
-------------------------------------------------------------------------------------------------------
  Seattle (City of) Housing Authority (Bayview
     Manor Project); Series 1994 B, Low Income
     Housing Assistance VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.30%     05/01/19       2,365          2,365,000
-------------------------------------------------------------------------------------------------------
  Seattle (Port of) Industrial Development Corp.
     (Sysco Food Services of Seattle, Inc.
     Project); Series 1994, Refunding VRD RB(b)       2.15%     11/01/25       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (National Healthcare, Research &
     Education Finance Corp.); Series 2000, Lease
     VRD RB (LOC-BNP Paribas)(a)(b)(f)                3.65%     01/01/32       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Swedish Health Services); Series
     2006, VRD RB (LOC-Citibank, N.A.)(a)(b)(e)       2.18%     11/15/26      21,315         21,315,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Riverview Retirement Community Project);
     Series 1997, Elderly Housing VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                2.30%     07/01/22       1,645          1,645,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (The Northwest School Project); Series 2005,
     Non-Profit VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.15%     06/01/32       2,000          2,000,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

  Washington (State of) Housing Finance Commission
     (YMCA of Columbia-Willamette); Series 1999,
     Non-Profit VRD RB (LOC-U.S. Bank, N.A.)(a)(b)    2.26%     08/01/24     $ 2,200     $    2,200,000
=======================================================================================================
                                                                                            111,954,000
=======================================================================================================


WEST VIRGINIA-0.08%

  Harrison (County of) County Commission (Fox
     Grocery Co. Project); Series 1991, Refunding
     VRD IDR (LOC-Wachovia Bank, N.A.)(a)(b)          2.14%     06/01/14       2,780          2,780,000
-------------------------------------------------------------------------------------------------------
  Harrison (County of) Building Commission
     (Maplewood Retirement Community Project);
     Series 1998, Health Care RB(g)(h)(i)             5.25%     04/01/08       1,000          1,020,000
=======================================================================================================
                                                                                              3,800,000
=======================================================================================================


WISCONSIN-3.23%

  Kenosha (County of) Unified School District No.
     1; Series 2005 A, Refunding Unlimited Tax GO     5.00%     04/01/08       5,580          5,580,000
-------------------------------------------------------------------------------------------------------
  Mequon-Thiensville (Cities of) School District;
     Series 2007, TRAN                                4.25%     09/05/08      11,500         11,534,805
-------------------------------------------------------------------------------------------------------
  Milwaukee (City of) (Goodwill Industries of
     Southeastern Wisconsin & Metropolitan
     Chicago, Inc. Issue); Series 1999, VRD IDR
     (LOC-U.S. Bank, N.A.)(a)(b)(e)                   2.10%     07/01/19       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  Milwaukee (City of) Redevelopment Authority
     (Cathedral Place Parking Facility Project);
     Series 2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.10%     05/01/25       2,340          2,340,000
-------------------------------------------------------------------------------------------------------
  Milwaukee (City of); Series 2008 C2, Commercial
     Paper Promissory Notes GO (LOC-State Street
     Bank & Trust Co.)(a)                             2.10%     05/02/08       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Rock (County of); Series 2007, Promissory Notes
     Unlimited Tax GO                                 4.25%     07/10/08       2,500          2,502,958
-------------------------------------------------------------------------------------------------------
  University of Wisconsin Hospitals & Clinics
     Authority; Series 1997, Hospital VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 6.00%     04/01/26       5,675          5,675,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Fort Healthcare, Inc.);
     Series 2007 A, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.33%     05/01/37      18,700         18,700,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Froedtert & Community
     Health, Inc. Obligated Group);
     Series 2005 B, VRD RB(b)                         4.50%     04/01/30       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
     Series 2005 C, VRD RB(b)                         2.70%     04/01/35      55,200         55,200,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Gundersen Lutheran);
     Series 2000 A, VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            1.33%     12/01/15      19,400         19,400,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Indian Community School
     of Milwaukee, Inc. Project); Series 2007, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)         2.20%     12/01/36       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Mequon Jewish Campus,
     Inc. Project); Series 2003, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.15%     07/01/28       6,245          6,245,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of);
     Series 2005 B, Unlimited Tax GO(i)               4.00%     05/01/08       2,750          2,750,603
-------------------------------------------------------------------------------------------------------
     Series 2007, Operating Notes                     4.50%     06/16/08      11,300         11,317,201
=======================================================================================================
                                                                                            154,345,567
=======================================================================================================


WYOMING-0.30%

  Gillette (City of) (Pacificorp Project); Series
     1988, Refunding Customized Purchase Floating
     VRD PCR (LOC-Barclays Bank PLC)(a)(b)(f)         2.13%     01/01/18       7,100          7,100,000
-------------------------------------------------------------------------------------------------------
  Sweetwater (County of) (Pacificorp Project);
     Series 1988 A, Refunding Customized Purchase
     PCR (LOC-Barclays Bank PLC)(a)(f)                0.95%     06/10/08       7,050          7,050,000
=======================================================================================================
                                                                                             14,150,000
=======================================================================================================
TOTAL INVESTMENTS(k)(l)-99.09% (Cost
  $4,736,725,048)                                                                         4,736,725,048
=======================================================================================================
OTHER ASSETS LESS LIABILITIES-0.91%                                                          43,273,915
=======================================================================================================
NET ASSETS-100.00%                                                                       $4,779,998,963
_______________________________________________________________________________________________________
=======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        TAX-FREE CASH RESERVE PORTFOLIO

Investment Abbreviations:

AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
INS      - Insurer
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Option Tender
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax-Exempt Receipts
RAC      - Revenue Anticipation Certificates
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
Unsec.   - Unsecured
VRD      - Variable Rate Demand
Wts.     - Warrants


Notes to Schedule of Investments:

(a) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(b) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2008.
(c) Principal and/or interest payments are secured by the bond insurance company listed.
(d) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(e) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2008 was $808,651,500, which represented 16.92% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(f) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(g) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)   Advance refunded.
(i)   Secured by an escrow fund of U.S. Government obligations.
(j) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at March 31, 2008 represented 0.22% of the Fund's Net Assets.
(k) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

      ENTITIES                                                       PERCENTAGE
      -------------------------------------------------------------------------
      MBIA Insurance Corp.                                              12.5%
      -------------------------------------------------------------------------
      Financial Security Assurance Inc.                                 11.2
      -------------------------------------------------------------------------
      JPMorgan Chase Bank, N.A.                                          5.7
      -------------------------------------------------------------------------
      Wachovia Bank, N.A.                                                5.0
      _________________________________________________________________________
      =========================================================================



(l)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        TAX-FREE CASH RESERVE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2008




ASSETS:

Investments, at value (Cost
  $4,736,725,048)                        $4,736,725,048
-------------------------------------------------------
Cash                                         61,615,945
-------------------------------------------------------
Receivables for:
  Investments sold                           29,369,804
-------------------------------------------------------
  Interest                                   23,595,443
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             102,507
-------------------------------------------------------
Other assets                                     94,917
=======================================================
     Total assets                         4,851,503,664
_______________________________________________________
=======================================================


LIABILITIES:

Payables for:
  Investments purchased                      60,262,410
-------------------------------------------------------
  Dividends                                  10,444,122
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              362,704
-------------------------------------------------------
Accrued distribution fees                       180,055
-------------------------------------------------------
Accrued trustees' and officer's fees
  and benefits                                   15,844
-------------------------------------------------------
Accrued transfer agent fees                      32,953
-------------------------------------------------------
Accrued operating expenses                      206,613
=======================================================
     Total liabilities                       71,504,701
=======================================================
Net assets applicable to shares
  outstanding                            $4,779,998,963
_______________________________________________________
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $4,780,072,278
-------------------------------------------------------
Undistributed net realized gain (loss)          (73,315)
=======================================================
                                         $4,779,998,963
_______________________________________________________
=======================================================



NET ASSETS:

Institutional Class                      $3,256,571,692
_______________________________________________________
=======================================================
Private Investment Class                 $  249,372,209
_______________________________________________________
=======================================================
Personal Investment Class                $   34,464,427
_______________________________________________________
=======================================================
Cash Management Class                    $  789,752,787
_______________________________________________________
=======================================================
Reserve Class                            $   60,788,848
_______________________________________________________
=======================================================
Resource Class                           $  242,372,470
_______________________________________________________
=======================================================
Corporate Class                          $  146,676,530
_______________________________________________________
=======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                       3,256,556,192
_______________________________________________________
=======================================================
Private Investment Class                    249,350,700
_______________________________________________________
=======================================================
Personal Investment Class                    34,461,285
_______________________________________________________
=======================================================
Cash Management Class                       789,773,540
_______________________________________________________
=======================================================
Reserve Class                                60,785,666
_______________________________________________________
=======================================================
Resource Class                              242,368,215
_______________________________________________________
=======================================================
Corporate Class                             146,693,187
_______________________________________________________
=======================================================
  Net asset value, offering and
     redemption price per share for
     each class                          $         1.00
_______________________________________________________
=======================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


30        TAX-FREE CASH RESERVE PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended March 31, 2008




INVESTMENT INCOME:

Interest                                                                            $138,673,628
================================================================================================


EXPENSES:

Advisory fees                                                                          8,281,026
------------------------------------------------------------------------------------------------
Administrative services fees                                                             630,465
------------------------------------------------------------------------------------------------
Custodian fees                                                                           166,473
------------------------------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                                             1,005,061
------------------------------------------------------------------------------------------------
  Personal Investment Class                                                              265,773
------------------------------------------------------------------------------------------------
  Cash Management Class                                                                  517,525
------------------------------------------------------------------------------------------------
  Reserve Class                                                                          183,286
------------------------------------------------------------------------------------------------
  Resource Class                                                                         523,441
------------------------------------------------------------------------------------------------
  Corporate Class                                                                         54,341
------------------------------------------------------------------------------------------------
Transfer agent fees                                                                      361,396
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                128,873
------------------------------------------------------------------------------------------------
Other                                                                                    467,442
================================================================================================
     Total expenses                                                                   12,585,102
================================================================================================
Less:   Fees waived                                                                   (1,956,708)
================================================================================================
     Net expenses                                                                     10,628,394
================================================================================================
Net investment income                                                                128,045,234
================================================================================================
Net realized gain (loss)                                                                 (64,510)
================================================================================================
Net increase in net assets resulting from operations                                $127,980,724
________________________________________________________________________________________________
================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


31        TAX-FREE CASH RESERVE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2008 and 2007



                                                                                2008              2007
-----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $  128,045,234    $  132,984,782
-----------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                        (64,510)           32,903
===========================================================================================================
     Net increase in net assets resulting from operations                     127,980,724       133,017,685
===========================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                                         (90,092,433)      (83,121,765)
-----------------------------------------------------------------------------------------------------------
  Private Investment Class                                                     (5,907,971)       (6,493,421)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class                                                      (955,425)         (988,410)
-----------------------------------------------------------------------------------------------------------
  Cash Management Class                                                       (16,534,933)      (23,466,226)
-----------------------------------------------------------------------------------------------------------
  Reserve Class                                                                  (393,176)         (450,089)
-----------------------------------------------------------------------------------------------------------
  Resource Class                                                               (8,334,594)      (13,110,320)
-----------------------------------------------------------------------------------------------------------
  Corporate Class                                                              (5,826,702)       (5,354,551)
===========================================================================================================
     Decrease in net assets resulting from distributions                     (128,045,234)     (132,984,782)
===========================================================================================================
Share transactions-net:
  Institutional Class                                                         386,399,200       978,081,281
-----------------------------------------------------------------------------------------------------------
  Private Investment Class                                                     64,205,316       (35,832,005)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class                                                       794,543        12,767,640
-----------------------------------------------------------------------------------------------------------
  Cash Management Class                                                        68,418,687        37,687,595
-----------------------------------------------------------------------------------------------------------
  Reserve Class                                                                48,055,399        (6,320,201)
-----------------------------------------------------------------------------------------------------------
  Resource Class                                                             (138,677,567)       39,659,821
-----------------------------------------------------------------------------------------------------------
  Corporate Class                                                             (13,522,471)      152,199,233
===========================================================================================================
     Net increase in net assets resulting from share transactions             415,673,107     1,178,243,364
===========================================================================================================
     Net increase in net assets                                               415,608,597     1,178,276,267
===========================================================================================================


NET ASSETS:

  Beginning of year                                                         4,364,390,366     3,186,114,099
===========================================================================================================
  End of year (including undistributed net investment income of $0 and
     $0, respectively)                                                     $4,779,998,963    $4,364,390,366
___________________________________________________________________________________________________________
===========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


32        TAX-FREE CASH RESERVE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

March 31, 2008


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

  The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

        The Fund files tax returns in the U.S. federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.


33        TAX-FREE CASH RESERVE PORTFOLIO

I. OTHER RISKS -- The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.

        Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through June 30, 2008. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest: (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposits accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, to be effective as of May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  For the year ended March 31, 2008, the Advisor waived advisory fees of $1,151,284.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the year ended March 31, 2008, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended March 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust, pursuant to a transfer agency and service agreement, has agreed to pay Invesco Aim Investment Services, Inc. ("IAIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  Under the terms of a master distribution agreement between Invesco Aim Distributors, Inc. ("IADI") and the Trust, IADI acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, IADI has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through at least June 30, 2008. Pursuant to the Plan, for the year ended March 31, 2008, 12b-1 fees before fee waiver under this agreement are shown in the Statement of Operations as distribution fees. Fees incurred after fee waivers under this agreement for Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, and Resource Class were $502,531, $194,900, $414,020, $159,459, and $418,753, respectively.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

34        TAX-FREE CASH RESERVE PORTFOLIO

Pursuant to these procedures, for the year ended March 31, 2008, the Fund engaged in securities sales of $415,033,043, which resulted in net realized gains (losses) of $0, and securities purchases of $205,811,174.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the year ended March 31, 2008, the Fund paid legal fees of $12,722 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--CASH BALANCES

The Fund is permitted to temporarily overdraft or leave balances in its account with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Fund for such activity, the Fund may either (i) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated by earning additional interest; or (ii) pay to or receive from BNY Mellon compensation at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended March 31, 2008 and 2007 was as follows:

                                                                                2008             2007
---------------------------------------------------------------------------------------------------------
Distributions paid from ordinary income                                     $128,045,234     $132,984,782
_________________________________________________________________________________________________________
=========================================================================================================



TAX COMPONENTS OF NET ASSETS:

As of March 31, 2008, the components of net assets on a tax basis were as follows:

                                                                                        2008
-------------------------------------------------------------------------------------------------
Undistributed ordinary income                                                      $      355,109
-------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation)-investments                                         (6,864)
-------------------------------------------------------------------------------------------------
Temporary book/tax differences                                                           (355,109)
-------------------------------------------------------------------------------------------------
Capital loss carryforward                                                                 (16,396)
-------------------------------------------------------------------------------------------------
Post-October capital loss deferral                                                        (50,055)
-------------------------------------------------------------------------------------------------
Shares of beneficial interest                                                       4,780,072,278
=================================================================================================
Total net assets                                                                   $4,779,998,963
_________________________________________________________________________________________________
=================================================================================================




  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. Cost of investments for tax purposes is $4,736,731,912.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund has a capital loss carryforward as of March 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
March 31, 2013                                                                       $ 1,941
-----------------------------------------------------------------------------------------------
March 31, 2016                                                                        14,455
===============================================================================================
Total capital loss carryforward                                                      $16,396
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


35        TAX-FREE CASH RESERVE PORTFOLIO

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                               MARCH 31, 2008(a)                         MARCH 31, 2007
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 29,180,701,441     $ 29,180,701,441      28,605,247,846     $ 28,605,247,846
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               683,053,539          683,053,539         800,043,681          800,043,681
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              147,256,006          147,256,006          90,121,993           90,121,993
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                6,287,611,982        6,287,611,982       6,677,587,019        6,677,587,019
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           89,382,790           89,382,790          95,804,362           95,804,362
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       1,682,213,737        1,682,213,737       3,099,970,711        3,099,970,711
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      1,492,840,952        1,492,840,952         627,214,023          627,214,023
==================================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                     50,778,338           50,778,338          51,555,761           51,555,761
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                 4,943,626            4,943,626           5,521,451            5,521,451
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   38,268               38,268             106,122              106,122
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   14,407,512           14,407,512          17,866,095           17,866,095
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              328,466              328,466             444,003              444,003
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           8,318,683            8,318,683          12,020,615           12,020,615
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            843,794              843,794             240,992              240,992
==================================================================================================================================

Reacquired:
  Institutional Class                                (28,845,080,579)     (28,845,080,579)    (27,678,722,326)     (27,678,722,326)
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (623,791,849)        (623,791,849)       (841,397,137)        (841,397,137)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (146,499,731)        (146,499,731)        (77,460,475)         (77,460,475)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               (6,233,600,807)      (6,233,600,807)     (6,657,765,519)      (6,657,765,519)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          (41,655,857)         (41,655,857)       (102,568,566)        (102,568,566)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,829,209,987)      (1,829,209,987)     (3,072,331,505)      (3,072,331,505)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (1,507,207,217)      (1,507,207,217)       (475,255,782)        (475,255,782)
==================================================================================================================================
                                                         415,673,107     $    415,673,107       1,178,243,364     $  1,178,243,364
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 8--SIGNIFICANT EVENT

The Board of Trustees of the Trust approved on December 13, 2007 and the shareholders approved on February 29, 2008, an Agreement and Plan of Reorganization (the "Plan"). The Plan provides for the restructuring of the Fund as a new series portfolio (the "New Fund") of Short-Term Investments Trust, an existing open-end management investment company organized as a Delaware statutory trust, the transfer of all the Fund's assets and liabilities to the New Fund and the termination of the Fund as a designated series of the Trust (the "Restructuring"). The Restructuring occurred on April 30, 2008. The operations of the New Fund following the Restructuring are substantially similar to those of the Fund.


36        TAX-FREE CASH RESERVE PORTFOLIO

NOTE 9--FINANCIAL HIGHLIGHTS



The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              CASH MANAGEMENT CLASS
                                                          ------------------------------------------------------------
                                                                              YEAR ENDED MARCH 31,
                                                          ------------------------------------------------------------
                                                            2008         2007         2006         2005         2004
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.03         0.03         0.02         0.01         0.01
----------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                (0.03)       (0.03)       (0.02)       (0.01)       (0.01)
======================================================================================================================
Net asset value, end of period                            $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(a)                                               3.19%        3.33%        2.45%        1.16%        0.76%
______________________________________________________________________________________________________________________
======================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $789,753     $721,351     $683,659     $725,124     $768,141
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              0.30%(b)     0.30%        0.30%        0.30%        0.30%
======================================================================================================================
  Without fee waivers and/or expense reimbursements           0.35%(b)     0.35%        0.37%        0.37%        0.37%
======================================================================================================================
Ratio of net investment income to average net assets          3.15%(b)     3.28%        2.41%        1.16%        0.75%
______________________________________________________________________________________________________________________
======================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $517,524,755.


37        TAX-FREE CASH RESERVE PORTFOLIO

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing. The parties settled this case and it was dismissed with prejudice on May 6, 2008.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.



38        TAX-FREE CASH RESERVE PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees of Tax-Free Investments Trust and Cash Management Class Shareholders of Tax-Free Cash Reserve Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Free Cash Reserve Portfolio (the "Fund") at March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the Cash Management Class financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and Cash Management Class financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The Cash Management Class financial highlights for each of the periods ended on or before March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

May 15, 2008
Houston, Texas




39        TAX-FREE CASH RESERVE PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder in the Cash Management Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007, through March 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (10/01/07)   (03/31/08)(1)   PERIOD(2)     (03/31/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
 Cash Management    $1,000.00      $1,014.30       $1.51       $1,023.50       $1.52        0.30%
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period October 1, 2007, through March 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half year.


40        TAX-FREE CASH RESERVE PORTFOLIO

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on December          A. Nature, Extent and Quality of          relevant factors, the Board concluded that
12-13, 2007, the Board of Trustees of              Services to be Provided by the         the Fund's sub-advisory fees were fair and
Tax-Free Investments Trust (the "Board"),          Affiliated Sub-Advisors                reasonable.
including a majority of the independent
trustees, voting separately, approved the    The Board reviewed the services to be           D. Financial Resources of the
sub-advisory agreement for Tax-Free Cash     provided by the Affiliated Sub-Advisors            Affiliated Sub-Advisors
Reserve Portfolio (the "Fund"), effective    under the sub-advisory agreement and the
on or about May 1, 2008. In so doing, the    credentials and experience of the officers   The Board considered whether each
Board determined that the sub-advisory       and employees of the Affiliated              Affiliated Sub-Advisor is financially
agreement is in the best interests of the    Sub-Advisors who will provide these          sound and has the resources necessary to
Fund and its shareholders and that the       services. The Board concluded that the       perform its obligations under the
compensation to AIM Funds Management Inc.    nature, extent and quality of the services   sub-advisory agreement, and concluded that
(AIM Funds Management Inc. anticipates       to be provided by the Affiliated             each Affiliated Sub-Advisor has the
changing its name to Invesco Trimark         Sub-Advisors were appropriate. The Board     financial resources necessary to fulfill
Investment Management Inc. on or prior to    noted that the Affiliated Sub-Advisors,      these obligations.
December 31, 2008), Invesco Asset            which have offices and personnel that are
Management Deutschland, GmbH, Invesco        geographically dispersed in financial
Asset Management Ltd., Invesco Asset         centers around the world, have been formed
Management (Japan) Limited, Invesco          in part for the purpose of researching and
Australia Limited, Invesco Global Asset      compiling information and making
Management (N.A.), Inc., Invesco Hong Kong   recommendations on the markets and
Limited, Invesco Institutional (N.A.),       economies of various countries and
Inc., and Invesco Senior Secured             securities of companies located in such
Management, Inc. (collectively, the          countries or on various types of
"Affiliated Sub-Advisors") under the         investments and investment techniques, and
sub-advisory agreement is fair and           providing investment advisory services.
reasonable.                                  The Board concluded that the sub-advisory
                                             agreement will benefit the Fund and its
   The independent trustees met separately   shareholders by permitting Invesco Aim to
during their evaluation of the               utilize the additional resources and
sub-advisory agreement with independent      talent of the Affiliated Sub-Advisors in
legal counsel from whom they received        managing the Fund.
independent legal advice, and the
independent trustees also received              B. Fund Performance
assistance during their deliberations from
the independent Senior Officer, a            The Board did not view Fund performance as
full-time officer of the AIM Funds who       a relevant factor in considering whether
reports directly to the independent          to approve the sub-advisory agreement for
trustees. The sub-advisory agreement was     the Fund, as no Affiliated Sub-Advisor
considered separately for the Fund,          currently serves as sub-advisor to the
although the Board also considered the       Fund.
common interests of all of the AIM Funds
in their deliberations. The Board               C. Sub-Advisory Fees
comprehensively considered all of the
information provided to them and did not     The Board considered the services to be
identify any particular factor that was      provided by the Affiliated Sub-Advisors
controlling. Furthermore, each trustee may   pursuant to the sub-advisory agreement and
have evaluated the information provided      the services to be provided by Invesco Aim
differently from one another and             pursuant to the Fund's advisory agreement,
attributed different weight to the various   as well as the allocation of fees between
factors.                                     Invesco Aim and the Affiliated
                                             Sub-Advisors pursuant to the sub-advisory
   Set forth below is a discussion of the    agreement. The Board noted that the
material factors and related conclusions     sub-advisory fees have no direct effect on
that formed the basis for the Board's        the Fund or its shareholders, as they are
approval of the sub-advisory agreement for   paid by Invesco Aim to the Affiliated
the Fund.                                    Sub-Advisors, and that Invesco Aim and the
                                             Affiliated Sub-Advisors are affiliates.
                                             After taking account of the Fund's
                                             contractual sub-advisory fee rate, as well
                                             as other


41   TAX-FREE CASH RESERVE PORTFOLIO

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended March 31, 2008:

     FEDERAL INCOME TAX
     ------------------
     Tax-Exempt Interest Dividends*                         100%



     * The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended June 30, 2007, September 30, 2007 and December 31, 2007 were 100%, 100%, and 100%, respectively.


42        TAX-FREE CASH RESERVE PORTFOLIO

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of Tax-Free Cash Reserve Portfolio, an investment portfolio of Tax-Free Investments Trust, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

(4) Approve an Agreement and Plan of Reorganization that provides for the restructuring of the Fund as a new series portfolio of Short-Term Investments Trust, an existing open-end management investment company organized as a Delaware statutory trust, the transfer of all of the Fund's assets and liabilities to the new series portfolio and the termination of the Fund as a designated series of the Trust.

The results of the voting on the above matters were as follows:


                                                                                                 WITHHELD/
      MATTER                                                                VOTES FOR          ABSTENTIONS**
------------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker.....................................................   1,564,840,741          20,342,614
      Frank S. Bayley..................................................   1,564,840,741          20,342,614
      James T. Bunch...................................................   1,564,840,741          20,342,614
      Bruce L. Crockett................................................   1,564,840,741          20,342,614
      Albert R. Dowden.................................................   1,564,840,741          20,342,614
      Jack M. Fields...................................................   1,564,840,741          20,342,614
      Martin L. Flanagan...............................................   1,564,840,741          20,342,614
      Carl Frischling..................................................   1,564,840,741          20,342,614
      Prema Mathai-Davis...............................................   1,564,840,741          20,342,614
      Lewis F. Pennock.................................................   1,564,840,741          20,342,614
      Larry Soll, Ph.D.................................................   1,564,840,741          20,342,614
      Raymond Stickel, Jr..............................................   1,564,840,741          20,342,614
      Philip A. Taylor.................................................   1,564,840,741          20,342,614




                                                                                                WITHHELD/            BROKER
                                                     VOTES FOR            VOTES AGAINST        ABSTENTIONS         NON-VOTES
-----------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's
      Agreement and Declaration of Trust that
      would permit the Board of Trustees of the
      Trust to terminate the Trust, the Fund, and
      each other series portfolio of the Trust, or
      a share class without a shareholder vote....     645,077,342         639,466,348          28,667,670        271,971,995
(3)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM
      Funds Management, Inc.; Invesco Asset
      Management Deutschland, GmbH; Invesco Asset
      Management Limited; Invesco Asset Management
      (Japan) Limited; Invesco Australia Limited;
      Invesco Global Asset Management (N.A.),
      Inc.; Invesco Hong Kong Limited; Invesco
      Institutional (N.A.), Inc.; and Invesco
      Senior Secured Management, Inc..............   1,405,715,759          22,367,724          41,697,989        244,803,817
(4)   Approve an Agreement and Plan of
      Reorganization that provides for the
      restructuring of the Fund as a new series
      portfolio of Short-Term Investments Trust,
      an existing open-end management investment
      company organized as a Delaware statutory
      trust, the transfer of all of the Fund's
      assets and liabilities to the new series
      portfolio and the termination of the Fund as
      a designated series Trust...................   1,393,721,217          30,917,608          45,142,648        244,803,816



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of Tax-Free Investments Trust.

** Includes Broker Non-Votes.


43        TAX-FREE CASH RESERVE PORTFOLIO

TRUSTEES AND OFFICERS


The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 104 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.


                                                                                                          OTHER TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND        TRUSTEE AND/                                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE      OR OFFICER    PRINCIPAL OCCUPATION(S)                                      HELD BY
TRUST                          SINCE         DURING PAST 5 YEARS                                          TRUSTEE/DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------

 INTERESTED PERSONS
----------------------------------------------------------------------------------------------------------------------------------

 Martin L.                     2007          Executive Director, Chief Executive Officer and President,   None
 Flanagan(1) -- 1960                         Invesco Ltd. (ultimate parent of Invesco Aim and a global
 Trustee                                     investment management firm); Chairman, Invesco Aim
                                             Advisors, Inc. (registered investment advisor); Director,
                                             Chairman, Chief Executive Officer and President, IVZ Inc.
                                             (holding company); INVESCO North American Holdings, Inc.
                                             (holding company); Chairman and President, INVESCO Group
                                             Services, Inc. (service provider); Trustee, The AIM Family of Funds(R); Vice Chairman, Investment Company Institute;
                                             and Member of Executive Board, SMU Cox School of Business

                                             Formerly: Director, Chief Executive Officer and President,
                                             Invesco Holdings Company Limited (parent of Invesco Aim and a global investment management firm) Director, Invesco Ltd;
                                             President, Co-Chief Executive Officer, Co-President, Chief
                                             Operating Officer and Chief Financial Officer, Franklin
                                             Resources, Inc. (global investment management organization)
----------------------------------------------------------------------------------------------------------------------------------

 Philip A. Taylor(2) -- 1954   2006          Director, Chief Executive Officer and President, AIM Mutual  None
 Trustee and Executive                       Fund Dealer Inc. (registered broker dealer), Invesco Aim
 Vice President                              Advisors, Inc., AIM Funds Management Inc. d/b/a INVESCO
                                             Enterprise Services (registered investment advisor and
                                             registered transfer agent), 1371 Preferred Inc. (holding
                                             company); Trimark Corporate Class Inc. (formerly AIM
                                             Trimark Global Fund Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc. (corporate mutual fund
                                             company): Director, Chairman, Chief Executive Officer and
                                             President, Invesco Aim Management Group, Inc. (financial
                                             services holding company) and Invesco Aim Capital
                                             Management, Inc. (registered investment advisor); Director and President, INVESCO Funds Group, Inc. (registered
                                             investment advisor and register transfer agent) and AIM GP
                                             Canada Inc. (general partner for a limited partnership);
                                             Director, Invesco Aim Distributors, Inc. (registered broker dealer); Director and Chairman, Invesco Aim Investment
                                             Services, Inc. (registered transfer agent), and INVESCO
                                             Distributors, Inc. (registered broker dealer); Director,
                                             President and Chairman, IVZ Callco Inc. (holding company);
                                             INVESCO Inc. (holding company) and AIM Canada Holdings Inc.
                                             (holding company); Trustee, President and Principal
                                             Executive Officer of The AIM Family of Funds--Registered
                                             Trademark-- (other than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and Tax-Free Investments
                                             Trust); Trustee and Executive Vice President, The AIM
                                             Family of Funds--Registered Trademark-- (AIM Treasurer's
                                             Series Trust, Short-Term Investments Trust and Tax-Free
                                             Investments Trust only); and Manager, Invesco PowerShares
                                             Capital Management LLC

                                             Formerly: Director and Chairman, Fund Management Company
                                             (former registered broker dealer); President and Principal
                                             Executive Officer, The AIM Family of Funds--Registered
                                             Trademark-- (AIM Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free Investments Trust only);
                                             Chairman, AIM Canada Holdings, Inc.; President, AIM Trimark
                                             Global Fund Inc. and AIM Trimark Canada Fund Inc.; and
                                             Director, Trimark Trust (federally regulated Canadian Trust
                                             Company)

----------------------------------------------------------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------

 Bruce L. Crockett -- 1944     1992          Chairman, Crockett Technology Associates (technology         ACE Limited (insurance
 Trustee and Chair                           consulting company)                                          company); and Captaris,
                                                                                                          Inc. (unified messaging
                                                                                                          provider)

----------------------------------------------------------------------------------------------------------------------------------


 Bob R. Baker -- 1936          2003          Retired                                                      None
 Trustee

----------------------------------------------------------------------------------------------------------------------------------


 Frank S. Bayley -- 1939       2001          Retired                                                      None
 Trustee
                                             Formerly: Partner, law firm of Baker & McKenzie; and
                                             Director Badgley Funds, Inc. (registered investment
                                             company) (2 portfolios)

----------------------------------------------------------------------------------------------------------------------------------


 James T. Bunch -- 1942        2003          Founder, Green, Manning & Bunch Ltd., (investment banking    None
 Trustee                                     firm)

                                             Formerly: Director, Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation

----------------------------------------------------------------------------------------------------------------------------------


 Albert R. Dowden -- 1941      2000          Director of a number of public and private business          None
 Trustee                                     corporations, including the Boss Group Ltd. (private
                                             investment and management), Reich & Tang Funds (Chairman)
                                             (registered investment company) (7 portfolios), Daily
                                             Income Fund (4 portfolios), California Daily Tax Free
                                             Income Fund, Inc., Connecticut Daily Tax Free Income Fund,
                                             Inc. and New Jersey Daily Municipal Fund, Inc., Annuity and
                                             Life Re (Holdings), Ltd. (insurance company), and
                                             Homeowners of America Holding Corporation (property
                                             casualty company)

                                             Formerly: Director, CompuDyne Corporation (provider of
                                             product and services to the public security market);
                                             Director, President and Chief Executive Officer, Volvo
                                             Group North America, Inc.; Senior Vice President, AB Volvo;
                                             Director of various affiliated Volvo companies; and
                                             Director, Magellan Insurance Company

----------------------------------------------------------------------------------------------------------------------------------


 Jack M. Fields -- 1952        1997          Chief Executive Officer, Twenty First Century Group, Inc.
 Trustee                                     (government affairs company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P. (cattle, hunting,
                                             corporate entertainment)
                                             Formerly: Chief Executive Officer, Texana Timber LP          Administaff
                                             (sustainable forestry company); and Discovery Global
                                             Education Fund (non-profit)

----------------------------------------------------------------------------------------------------------------------------------


 Carl Frischling -- 1937       1992          Partner, law firm of Kramer Levin Naftalis and Frankel LLP   Director, Reich & Tang
 Trustee                                                                                                  Funds) (15 portfolios)

----------------------------------------------------------------------------------------------------------------------------------


 Prema Mathai-Davis -- 1950    1998          Formerly: Chief Executive Officer, YWCA of the USA           None
 Trustee

----------------------------------------------------------------------------------------------------------------------------------


 Lewis F. Pennock -- 1942      1992          Partner, law firm of Pennock & Cooper                        None
 Trustee

----------------------------------------------------------------------------------------------------------------------------------


 Larry Soll -- 1942            2003          Retired                                                      None
 Trustee

----------------------------------------------------------------------------------------------------------------------------------


 Raymond Stickel,              2005          Retired
 Jr. -- 1944
 Trustee
                                             Formerly: Partner, Deloitte & Touche; and Director,          None
                                             Mainstay VP Series Funds, Inc. (25 portfolios)

----------------------------------------------------------------------------------------------------------------------------------



(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.


44        TAX-FREE CASH RESERVE PORTFOLIO

                                                                                                            OTHER TRUSTEESHIP(S)/
                                 TRUSTEE AND/                                                               DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND          OR OFFICER    PRINCIPAL OCCUPATION(S)                                      HELD BY
POSITION(S) HELD WITH THE TRUST  SINCE         DURING PAST 5 YEARS                                          TRUSTEE/DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

 OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

 Karen Dunn Kelley -- 1960       1992          Head of Invesco's World Wide Fixed Income and Cash           N/A
 President and Principal                       Management Group; Director of Cash Management and Senior
 Executive Officer                             Vice President, Invesco Aim Advisors, Inc. and Invesco Aim
                                               Capital Management, Inc; Senior Vice President, Invesco Aim
                                               Management Group Inc. Vice President, The AIM Family of
                                               Funds--Registered Trademark-- (other than AIM Treasurer's
                                               Series Trust, Short-Term Investments Trust and Tax-Free
                                               Investments Trust); and President and Principal Executive
                                               Officer, The AIM Family of Funds--Registered Trademark--
                                               (AIM Treasurer's Series Trust, Short-Term Investments Trust
                                               and Tax-Free Investments Trust only)

                                               Formerly: Director and President, Fund Management Company;
                                               Chief Cash Management Officer and Managing Director,
                                               Invesco Aim Capital Management, Inc.; Vice President,
                                               Invesco Aimff Advisors, Inc. and The AIM Family of Funds--
                                               Registered Trademark-- (AIM Treasurer's Series Trust,
                                               Short-Term Investments Trust and Tax-Free Investments Trust
                                               only)

------------------------------------------------------------------------------------------------------------------------------------

 Russell C. Burk -- 1958         2005          Senior Vice President and Senior Officer of The AIM Family   N/A
 Senior Vice President and                     of Funds--Registered Trademark--
 Senior Officer
                                               Formerly: Director of Compliance and Assistant General
                                               Counsel, ICON Advisers, Inc.; Financial Consultant, Merrill
                                               Lynch; General Counsel and Director of Compliance, ALPS
                                               Mutual Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------


 John M. Zerr -- 1962            2006          Director, Senior Vice President, Secretary and General       N/A
 Senior Vice President, Chief                  Counsel, Invesco Aim Management Group, Inc., Invesco Aim
 Legal Officer and Secretary                   Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                               Senior Vice President and Secretary, Invesco Aim
                                               Distributors, Inc.; Director and Vice President, INVESCO
                                               Funds Group Inc.; Senior Vice President, Chief Legal
                                               Officer and Secretary of The AIM Family of Funds--
                                               Registered Trademark--; and Manager, Invesco PowerShares
                                               Capital Management LLC


                                               Formerly: Director, Vice President and Secretary, fund
                                               Management company; Vice President, Invesco Aim Capital
                                               Management, Inc.; Chief Operating Officer, Senior Vice
                                               President, General Counsel, and Secretary, Liberty Ridge
                                               Capital, Inc. (an investment adviser); Vice President and
                                               Secretary, PBHG Funds (an investment company); Vice
                                               President and Secretary, PBHG Insurance Series Fund (an
                                               investment company); General Counsel and Secretary, Pilgrim
                                               Baxter Value Investors (an investment adviser); Chief
                                               Operating Officer, General Counsel and Secretary, Old
                                               Mutual Investment Partners (a broker-dealer); General
                                               Counsel and Secretary, Old Mutual Fund Services (an
                                               administrator); General Counsel and Secretary, Old Mutual
                                               Shareholder Services (a shareholder servicing center);
                                               Executive Vice President, General Counsel and Secretary,
                                               Old Mutual Capital, Inc. (an investment adviser); and Vice
                                               President and Secretary, Old Mutual Advisors Funds (an
                                               investment company)

------------------------------------------------------------------------------------------------------------------------------------


 Lisa O. Brinkley -- 1959        2004          Global Compliance Director, Invesco Ltd.; and Vice           N/A
 Vice President                                President of The AIM Family of Funds--Registered
                                               Trademark--




                                               Formerly: Senior Vice President, A I M Management Group
                                               Inc. (financial services holding company); Senior Vice
                                               President and Chief Compliance Officer, A I M Advisors,
                                               Inc. and The AIM Family of Funds--Registered Trademark--;
                                               Vice President and Chief Compliance Officer, A I M Capital
                                               Management, Inc. and A I M Distributors, Inc.; Vice
                                               President, AIM Investment Services, Inc. and Fund
                                               Management Company; Senior Vice President and Chief
                                               Compliance Officer of The AIM Family of Funds--Registered
                                               Trademark--; and Senior Vice President and Compliance
                                               Director, Delaware Investments Family of Funds

------------------------------------------------------------------------------------------------------------------------------------


 Kevin M. Carome -- 1956         2003          Senior Vice President and General Counsel, Invesco Ltd.;
 Vice President                                Director, INVESCO Funds Group, Inc.; and Vice President of
                                               The AIM Family of Funds--Registered Trademark--


                                               Formerly: Director, Senior Vice President, Secretary and     N/A
                                               General Counsel, Invesco Aim Management Group, Inc. and
                                               Invesco Aim Advisors, Inc.; Senior Vice President, Invesco
                                               Aim Distributors, Inc.; Director, General Counsel and Vice
                                               President, Fund Management Company; Vice President, Invesco
                                               Aim Capital Management, Inc. and Invesco Investment
                                               Services, Inc.; Senior Vice President, Chief Legal Officer
                                               and Secretary of The AIM Family of Funds--Registered
                                               Trademark--;  Director and Vice President, INVESCO
                                               Distributors, Inc.; and Chief Executive Officer and
                                               President, INVESCO Funds Group, Inc.

------------------------------------------------------------------------------------------------------------------------------------


 Sidney M. Dilgren -- 1961       2004          Vice President, Invesco Aim Advisors, Inc. and Invesco Aim   N/A
 Vice President, Principal                     Capital Management, Inc.; and Vice President, Treasurer and
 Financial Officer and                         Principal Financial Officer of The AIM Family of Funds--
 Treasurer                                     Registered Trademark--


                                               Formerly: Fund Treasurer, Invesco Aim Advisors, Inc.;
                                               Senior Vice President, Invesco Aim Investment Services,
                                               Inc.; and Vice President, Invesco Aim Distributors, Inc.

------------------------------------------------------------------------------------------------------------------------------------


 Lance A. Rejsek -- 1967         2005          Anti-Money Laundering Compliance Officer, Invesco Aim        N/A
 Anti-Money Laundering                         Advisors, Inc., Invesco Aim Capital Management, Inc.,
 Compliance Officer                            Invesco Aim Distributors, Inc., Invesco Aim Investment
                                               Services, Inc., Invesco AIM Private Asset Management, Inc.,
                                               Fund Management Company and The AIM Family of Funds--
                                               Registered Trademark--

                                               Formerly: Anti-Money Laundering Compliance Officer, Fund
                                               Management Company; and Manager of the Fraud Prevention
                                               Department, Invesco Aim Investment Services, Inc.

------------------------------------------------------------------------------------------------------------------------------------

 Todd L. Spillane -- 1958        2006          Senior Vice President, Invesco Aim Management Group, Inc.;   N/A
 Chief Compliance Officer                      Senior Vice President and Chief Compliance Officer, Invesco
                                               Aim Advisors, Inc. and Invesco Aim Capital Management,
                                               Inc.; Chief Compliance Officer of The AIM Family of Funds--
                                               Registered Trademark--, Invesco Global Asset Management
                                               (N.A.), Inc., (registered investment advisor), Invesco
                                               Institutional (N.A.), Inc., (registered investment
                                               advisor), Invesco Private Capital Investments, Inc.
                                               (holding company), Invesco Private Capital, Inc.
                                               (registered investment advisor) and Invesco Senior Secured
                                               Management, Inc. (registered investment advisor); and Vice
                                               President, Invesco Aim Distributors, Inc., Invesco AIM
                                               Investment Services, Inc.

                                               Formerly: Vice President, Invesco Aim Capital Management,
                                               Inc.; and Fund Management Company; Global Head of Product
                                               Development, AIG-Global Investment Group, Inc.; and Chief
                                               Compliance Officer and Deputy General Counsel, AIG-
                                               SunAmerica Asset Management

------------------------------------------------------------------------------------------------------------------------------------



The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.


OFFICE OF THE FUND        INVESTMENT ADVISOR         DISTRIBUTOR                AUDITORS
11 Greenway Plaza         Invesco Aim Advisors,      Invesco Aim Distributors,  PricewaterhouseCoopers
Suite 100                 Inc.                       Inc.                       LLP
Houston, TX 77046-1173    11 Greenway Plaza          11 Greenway Plaza          1201 Louisiana Street
                          Suite 100                  Suite 100                  Suite 2900
                          Houston, TX 77046-1173     Houston, TX 77046-1173     Houston, TX 77002-5678



COUNSEL TO THE FUND       COUNSEL TO THE             TRANSFER AGENT             CUSTODIAN
Stradely Ronon Stevens &  INDEPENDENT TRUSTEES       Invesco Aim Investment     The Bank of New York
Young, LLP                Kramer, Levin, Naftalis &  Services, Inc.             2 Hanson Place
2600 One Commerce Square  Frankel LLP                P.O. Box 4739              Brooklyn, NY 11217-1431
Philadelphia, PA 19103-   1177 Avenue of the         Houston, TX 77210-4739
7599                      Americas
                          New York, NY 10036-2714





45        TAX-FREE CASH RESERVE PORTFOLIO

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Funds provide a complete list of their holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Funds' semiannual and annual reports to shareholders. For the first and third quarters, the Funds file the list with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Funds' shares and prospective investors, may obtain access to the Web site by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this Web page.
Shareholders can also look up each Fund's Form N-Q filings on the SEC Web site, sec.gov. Each Fund's Form N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference
Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on "Proxy Policy." The information is also available on the SEC Web site,
sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the "About Us" tab, click on "Required Notices" and then click on "Proxy
Voting Activity." Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

Invesco Aim --service mark-- is a service mark of Invesco Aim Management Group,
Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco
Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management
LLC are the investment advisors for the products and services represented by
Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Invesco Institutional (N.A.),
Inc., Invesco Senior Secured Management, Inc., Invesco Global Asset Management
(N.A.), Inc., AIM Funds Management Inc. (DBA AIM Trimark Investments), Invesco
Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco
Trimark) on or prior to Dec. 31, 2008. Invesco Aim Distributors, Inc. is the
distributor for the retail mutual funds, exchange-traded funds and U.S.
institutional money market funds represented by Invesco Aim. All entities are                                     [INVESCO AIM LOGO]
indirect, wholly owned subsidiaries of Invesco Ltd.                                                                --SERVICE MARK--

invescoaim.com   TFIT-AR-3   Invesco Aim Distributors, Inc.


                                  TAX-FREE CASH RESERVE PORTFOLIO

                                  Corporate Class

                                  Annual Report to Shareholders o March 31, 2008

[INVESCO AIM LOGO]
 --SERVICE MARK--

     [MOUNTAIN GRAPHIC]

2    Letters to Shareholders
4    Fund Data
5    Schedule of Investments
30   Financial Statements
33   Notes to Financial Statements
37   Financial Highlights
39   Auditor's Report
40   Fund Expenses
41   Approval of Sub -Advisory Agreement
42   Tax Information
43   Results of Proxy
44   Trustees and Officers

Unless otherwise stated, information presented in this report is as of March 31, 2008, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

                    Dear Shareholders:

                    We are pleased to present this report on the performance of the Corporate Class of Tax-Free Cash Reserve
                    Portfolio, part of Invesco Aim Cash Management, for the 12 months ended March 31, 2008. Thank you for investing with us.

   [DUNN KELLEY        While continuing to maintain a relatively short maturity structure to help manage the liquidity needs of our
      PHOTO]        clients, a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields was utilized to provide competitive returns.
Karen Dunn Kelley
                       The Fund also continued to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the Fund's overall credit quality, market price exposure and management.

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

U.S. economic growth, while remaining positive, slowed considerably during the second half of the period covered by this report.
Gross domestic product (GDP) rose at an annualized rate of 3.8%, 4.9% and 0.6%(1) in the second, third and fourth quarters of 2007, respectively. Early estimates put first-quarter 2008 GDP growth at an annualized rate of 0.6%.(1)

   This slowdown was due to a number of factors, including weakness in the housing market, rising energy prices, a credit "crunch"
and slowing consumer spending. These same factors caused the U.S. stock market to decline and become more volatile during the second half of the fiscal year.

   In response to these trends, the U.S. Federal Reserve Board (the Fed) aggressively lowered short-term interest rates. In six separate actions, the Fed cut its federal funds target rate by a total of 300 basis points, or 3.0%.(2) By lowering this key short-term interest rate from 5.25% to 2.25%(2), the Fed hoped to stimulate economic growth. Decreases in the federal funds target rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities.

   In March 2008, the Fed also expanded its lending authority and increased liquidity in an effort to ensure the smooth functioning of financial markets. The central bank extended a line of credit to JPMorgan Chase to buy troubled investment bank Bear Stearns and it created a new program to provide loans directly to large investment banks. Previously, only commercial banks were eligible for such loans. Near the end of the fiscal year, the Fed promised to "act in a timely manner as needed to promote sustainable economic growth and price stability."

   The yield curve began the fiscal year somewhat inverted, with three-month Treasury bills yielding 5.03% and 30-year Treasuries yielding 4.84%.(3) By the close of the fiscal year, the yield curve was much more normal, with yields declining across the board. As of March 31, 2008, three-month Treasury bills yielded 1.37% while 30-year Treasuries yielded 4.31%.(3)

IN CONCLUSION

On March 31, 2008, AIM Investments became Invesco Aim. With our new name came a new logo and a new look -- and a new brand. We believe our new brand highlights the strength of global diversification that we can provide shareholders by combining Invesco's worldwide resources and AIM's 30-year tradition of delivering quality investment products to the U.S. marketplace.

   As one of the world's largest and most diversified global investment organizations, Invesco has more than 500 investment professionals operating in investment centers in 25 cities and a presence in 12 countries. As of March 31, 2008, Invesco had approximately $470 billion in assets under management globally. To learn more, visit our Web site, invescoaim.com.

   All of us at Invesco Aim are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our
Cash Management representatives at 800 659 1005.

Sincerely,


/S/ KAREN DUNN KELLEY

Karen Dunn Kelley
Executive Vice President
Invesco Aim Distributors, Inc.

May 19, 2008

(1)  Bureau of Economic Analysis

(2)  U.S. Federal Reserve Board

(3)  Lehman Brothers Inc.

Invesco Aim Cash Management is a brand name encompassing products and services provided by one or more subsidiaries of Invesco Ltd.


2   TAX-FREE CASH RESERVE PORTFOLIO

                    Dear Fellow AIM Fund Shareholders:

                    Communication is always important and even more so in times of market volatility. On behalf of your Board of
                    Trustees, I intend to keep you informed on events relating to the governance of the portfolios of Invesco Aim
                    Cash Management and to assure you that the Board supports management's continuing investment discipline focused
    [CROCKETT       on the highest credit quality consistent with safety, liquidity and yield. At the same time, improved
      PHOTO]        performance, reduced shareholder costs and high ethical standards remain key areas of focus for your Board.

  Bruce Crockett       Your Board's membership and standing committees have changed a bit recently. Ruth Quigley retired from Board service at the end of 2007, after serving since 1998, and we thank her for her many contributions. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, formerly chaired by Ruth, has been reorganized and has taken on additional responsibilities as the Valuation, Distribution and
Proxy Oversight Committee under the chairmanship of Carl Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee in a normal rotation of duties.

   Your interests are our first priority and for that reason we want to maintain a two-way channel of communication with you. The value of this communication between the Board and shareholders of the AIM Funds has been noted within and beyond the Invesco Aim community. Morningstar, the mutual fund tracking company, has commented favorably on communications between the Board of Trustees of the AIM Funds and their shareholders in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07). If you have comments or questions about any areas relating to fund governance, I encourage you to contact me by email at bruce@brucecrockett.com.

   Your Board looks forward to keeping you informed about your funds and to another year of diligent governance on your behalf.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

May 19, 2008


3   TAX-FREE CASH RESERVE PORTFOLIO

FUND DATA

====================================================================================================================================
CORPORATE CLASS DATA AS OF 3/31/08

             YIELDS                         WEIGHTED AVERAGE MATURITY                  TOTAL
7-DAY SEC YIELD   MONTHLY YIELD   RANGE DURING FISCAL YEAR   AT FISCAL YEAR END      NET ASSETS
     2.26%            2.72%              19-36 days                19 days        $146.67 million

The performance data quoted above represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted above. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. You may obtain performance data current to the most recent month-end by visiting invescoaim.com. The SEC yield listed above reflects fee waivers and/or expense reimbursements in effect for the period. Had the advisor and/or distributor not waived fees and/or reimbursed expenses, your 7-day SEC yield would have been 2.23%.

====================================================================================================================================

FUND COMPOSITION BY MATURITY

====================================================================================================================================

IN DAYS, AS OF 3/31/08   FUND OBJECTIVE AND STRATEGY

1-7               84.6%  The Fund seeks as high a level of tax-exempt income as is consistent with the preservation of capital and
8-30               1.9   maintenance of liquidity. We invest in high quality, short-term municipal obligations, seeking to provide
31-90              6.7   income exempt from federal taxation. The portfolio structure is driven to some extent by the supply and
91-180             5.5   availability of municipal securities. Liquidity is managed with daily and weekly variable-rate demand
181+               1.3   notes.

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940.

====================================================================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


4   TAX-FREE CASH RESERVE PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2008




                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-99.09%

ALABAMA-0.75%

  Greater Montgomery Educational Building
     Authority (The Saint James School Project);
     Series 2003-A, Educational Facilities VRD RB
     (LOC-Regions Bank)(a)(b)                         2.26%     06/01/23     $   460     $      460,000
-------------------------------------------------------------------------------------------------------
  Gulf Shores (City of) Medical Clinic Board
     (Colonial Pinnacle MOB, LLC Project); Series
     2007, Non-AMT VRD RB (LOC-Regions Bank)(a)(b)    2.31%     07/01/34       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Huntsville (City of); Series 2002 G, Unlimited
     Tax VRD GO Wts. (LOC-Regions Bank)(a)(b)         2.21%     07/01/22       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Mobile (City of) Downtown Redevelopment
     Authority (Lafayette Plaza Hotel Project);
     Series 2007-A, Non-AMT VRD RB (LOC-Regions
     Bank)(a)(b)                                      2.25%     05/01/32       6,360          6,360,000
-------------------------------------------------------------------------------------------------------
  Mobile (City of) Industrial Development Board
     (Holnam Inc. Project); Series 1999 B,
     Refunding Dock & Wharf VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.08%     06/01/32       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  Oxford (City of); Series 2003, Unlimited Tax VRD
     GO Wts. (LOC-Branch Banking & Trust
     Co.)(a)(b)                                       2.35%     07/01/15       1,285          1,285,000
-------------------------------------------------------------------------------------------------------
  Stevenson (City of) Industrial Development Board
     (The Mead Corp. Project); Series 1998 D,
     Refunding Environmental Improvement VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.08%     11/01/11       3,500          3,500,000
-------------------------------------------------------------------------------------------------------
  Washington (County of) Industrial Development
     Authority (Bay Gas Storage Co., Ltd.
     Project); Series 2007, VRD IDR (LOC-Regions
     Bank)(a)(b)                                      2.20%     08/01/37      19,150         19,150,000
=======================================================================================================
                                                                                             35,655,000
=======================================================================================================


ALASKA-1.79%

  Alaska (State of) Housing Finance Corp.;
     Series 2001 A, Governmental Purposes VRD
     RB(b)                                            2.00%     12/01/30       3,210          3,210,000
-------------------------------------------------------------------------------------------------------
     Series 2001 B, Governmental Purposes VRD
     RB(b)                                            2.00%     12/01/30      24,055         24,055,000
-------------------------------------------------------------------------------------------------------
  North Slope (Borough of); Series 2000 A,
     Refunding Unlimited Tax VRD GO (INS-MBIA
     Insurance Corp.)(b)(c)                           6.60%     06/30/10      33,535         33,535,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Alaska (State of) Housing
     Finance Corp.); Series 1999 D, VRD
     RB(b)(d)(e)                                      2.30%     06/01/49      25,000         25,000,000
=======================================================================================================
                                                                                             85,800,000
=======================================================================================================


ARIZONA-1.94%

  ABN AMRO Munitops Ctfs. Trust (Greater Arizona
     (State of) Development Authority Revenue
     Bonds); Series 2006-5, Single Non-AMT VRD
     Ctfs.(b)(d)(e)                                   3.01%     08/01/13       8,695          8,695,000
-------------------------------------------------------------------------------------------------------
  Arizona (State of) Health Facilities Authority
     (Banner Health); Series 2005 A, VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 2.65%     01/01/29      53,475         53,475,000
-------------------------------------------------------------------------------------------------------
  Arizona State University Board of Regents;
     Series 2003 A, VRD RB(b)                         2.60%     07/01/34      19,955         19,955,000
-------------------------------------------------------------------------------------------------------
  Casa Grande (City of) Industrial Development
     Authority (Center Park Apartments Project);
     Series 2001 A, Refunding Multi-Family Housing
     VRD IDR (CEP-Federal National Mortgage
     Association)(b)                                  2.25%     06/15/31       2,010          2,010,000
-------------------------------------------------------------------------------------------------------
  Casa Grande (City of) Industrial Development
     Authority (Quail Gardens Apartments); Series
     2001 A, Refunding Multi-Family Housing VRD
     IDR (CEP-Federal National Mortgage
     Association)(b)                                  2.25%     06/15/31       1,885          1,885,000
-------------------------------------------------------------------------------------------------------
  Phoenix (City of) Industrial Development
     Authority (Lynwood Apartments Project);
     Series 1994, Refunding Multi-Family Housing
     VRD IDR (CEP-Federal Home Loan Bank of San
     Francisco)(b)                                    2.18%     10/01/25       5,460          5,460,000
-------------------------------------------------------------------------------------------------------
  Yuma (City of) Industrial Development Authority
     (El Encanto Apartments Project); Series 2003,
     Refunding Multi-Family Housing VRD RB
     (CEP-Federal National Mortgage
     Association)(b)                                  2.09%     04/15/33       1,200          1,200,000
=======================================================================================================
                                                                                             92,680,000
=======================================================================================================


CALIFORNIA-0.07%

  California (State of) Health Facilities
     Financing Authority (Adventist Health
     System/West); Series 1998 A, Hospital VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 1.85%     09/01/28       3,440          3,440,000
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
COLORADO-3.59%

  Centerra Metropolitan District No. 1; Series
     2004, VRD RB (LOC-BNP Paribas)(a)(b)(f)          2.30%     12/01/29     $12,000     $   12,000,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Community Wireless of
     Park City, Inc. Project); Series 2003, Public
     Radio VRD RB (LOC-U.S. Bank, N.A.)(a)(b)         2.15%     12/01/23         600            600,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (National Jewish
     Federation Bond Program);
     Series 2003 A-1 Class III, VRD RB (LOC-Bank
     of America, N.A.)(a)(b)                          1.30%     09/01/33       7,080          7,080,000
-------------------------------------------------------------------------------------------------------
     Series 2007 A-10 Class I, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.30%     09/01/37       5,260          5,260,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Southeastern Baptist
     Theological Seminary Project); Series 2005,
     Educational Facilities VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.28%     03/01/25       8,275          8,275,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (The Presentation
     School, Inc. Project); Series 2006, VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      2.07%     12/01/36       7,250          7,250,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Trinity School of
     Durham and Chapel Hill Project); Series 2006,
     Educational Facilities VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.28%     09/01/26       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Wesleyan Christian
     Academy Project); Series 2007, Educational
     Facilities VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                       2.28%     05/01/32       8,310          8,310,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (YMCA of the Rockies
     Project); Series 2008, Refunding VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.15%     10/01/38       7,420          7,420,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Arapahoe House Project); Series 2004 A, VRD
     RB (LOC-Wells Fargo Bank, N.A.)(a)(b)            2.28%     04/01/24       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Colorado West Regional Mental Health, Inc.
     Project); Series 2005, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.06%     03/01/30          95             95,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (National Jewish Medical and Research Center
     Project); Series 2005, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.15%     01/01/35      11,100         11,100,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (The Evangelical Lutheran Good Samaritan
     Society Project); Series 2007, Health
     Facilities VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.09%     06/01/37       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Housing & Finance Authority;
     Series 2000 A-1, Class III, Multi-Family
     Housing VRD RB (INS-MBIA Insurance
     Corp.)(b)(c)                                     2.95%     04/01/30       6,040          6,040,000
-------------------------------------------------------------------------------------------------------
     Series 2002 B-3, Class I, Single Family
     Mortgage Non-AMT VRD RB(b)                       2.10%     11/01/21      11,600         11,600,000
-------------------------------------------------------------------------------------------------------
  Colorado Springs (City of) (Cook Communications
     Ministries Project); Series 2002, VRD IDR
     (LOC-Bank of America, N.A.)(a)(b)                2.12%     03/01/17       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Colorado Springs (City of) Utilities System;
     Series 2004 A, Refunding Sub. Lien VRD RB(b)     2.25%     11/01/23      14,975         14,975,000
-------------------------------------------------------------------------------------------------------
  Cornerstar (Metropolitan District of); Series
     2007, Special VRD RB (LOC-Banco Bilbao
     Vizcaya Argentaria, S.A.)(a)(b)(f)               2.29%     12/01/37       9,200          9,200,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     District (FasTracks Project)); Series 2006-
     0120 A, Sales Tax VRD COP RB(b)(d)(e)            2.28%     11/01/36       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Eaglebend Affordable Housing Corp.; Series 2006
     A, Refunding Multi-Family Housing VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      2.26%     07/01/21       4,880          4,880,000
-------------------------------------------------------------------------------------------------------
  Pueblo (County of) (El Pueblo Boys' and Girls'
     Ranch, Inc. Project); Series 2003, VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      2.30%     12/01/23       1,130          1,130,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Regional
     Transportation District (FasTracks Project));
     Series 10117, Sales Tax VRD RB(b)(d)(e)          2.39%     11/01/36      10,400         10,400,000
-------------------------------------------------------------------------------------------------------
     Series 10119, Sales Tax VRD RB(b)(d)(e)          2.39%     11/01/36       9,930          9,930,000
-------------------------------------------------------------------------------------------------------
  Southglenn Metropolitan District; Series 2007,
     Special VRD RB (LOC-BNP Paribas)(a)(b)(f)        2.26%     12/01/30      20,600         20,600,000
=======================================================================================================
                                                                                            171,445,000
=======================================================================================================


CONNECTICUT-0.03%

  Connecticut (State of) Development Authority
     (Central Vermont Public Service Corp.
     Project); Series 1985, Floating Rate VRD PCR
     (LOC-RBS Citizens N.A.)(a)(b)                    2.60%     12/01/15       1,400          1,400,000
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
DELAWARE-0.02%

  Delaware (State of) Economic Development
     Authority (Archmere Academy, Inc. Project);
     Series 2006, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      2.13%     07/01/36     $ 1,100     $    1,100,000
=======================================================================================================


DISTRICT OF COLUMBIA-2.15%

  District of Columbia (National Academy of
     Sciences Project);
     Series 1999 B, Commercial Paper                  5.00%     04/01/08      32,500         32,500,000
-------------------------------------------------------------------------------------------------------
     Series 1999 C, Commercial Paper                  5.00%     04/01/08      32,500         32,500,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (The Field School, Inc.
     Project); Series 2001 A, VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)(e)                             2.13%     07/01/31       2,650          2,650,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (Trinity College Issue);
     Series 2001, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.13%     07/01/31       5,750          5,750,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (Washington Drama Society,
     Inc. Issue); Series 2008, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.20%     07/01/47      15,000         15,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (District of Columbia); Series
     2004 B-13, Unlimited Tax GO(b)(d)(e)             3.75%     06/01/22       7,295          7,295,000
-------------------------------------------------------------------------------------------------------
  Washington Convention Center Authority; Series
     1998, Sr. Lien Dedicated Tax RB(g)(h)(i)         5.25%     10/01/08       7,145          7,328,887
=======================================================================================================
                                                                                            103,023,887
=======================================================================================================


FLORIDA-5.62%

  ABN AMRO Munitops Ctfs. Trust (Florida State
     Board of Education); Series 2004-48, Non-AMT
     Unlimited Tax VRD GO(b)(d)(e)                    2.31%     06/01/12       3,950          3,950,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Port St. Lucie
     (City of) Utility System); Series 2006-50,
     Non-AMT VRD RB Ctfs.(b)(d)(e)                    3.01%     09/01/14      12,200         12,200,000
-------------------------------------------------------------------------------------------------------
  Bay Medical Center Board of Trustees; Series
     2007 A, Refunding Hospital VRD RB
     (LOC-Regions Bank)(a)(b)                         2.28%     10/01/27      19,315         19,315,000
-------------------------------------------------------------------------------------------------------
  Brevard (County of) Health Facilities Authority
     (Wuesthoff Memorial Hospital Project); Series
     2001, VRD RB (LOC-Wachovia Bank N.A.)(a)(b)      2.10%     08/01/31      13,395         13,395,000
-------------------------------------------------------------------------------------------------------
  Broward (County of) Housing Finance Authority
     (Reflections Apartments Project); Series
     1999, Refunding Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.25%     12/01/29       1,720          1,720,000
-------------------------------------------------------------------------------------------------------
  Dade (County of) Industrial Development
     Authority (Dolphins Stadium Project); Series
     1985 A, VRD IDR (LOC-Societe Generale
     S.A.)(a)(b)(f)                                   1.94%     01/01/16       3,300          3,300,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Miami-Dade (County of)
     Expressway Authority); Series 2006-0121 A,
     VRD COP RB(b)(d)(e)                              2.28%     07/01/37      37,000         37,000,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (South Florida Water
     Management District); Series 2006-0136 A, VRD
     COP(b)(d)(e)                                     2.28%     10/01/36      19,730         19,730,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Higher Educational Facilities
     Financing Authority (Jacksonville University
     Project); Series 2006, VRD RB (LOC-Regions
     Bank)(a)(b)                                      2.10%     07/01/36      14,000         14,000,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Agency
     (Lakeside South Project); Series 1985 B,
     Multi-Family Housing VRD RB (CEP-Federal
     National Mortgage Association)(b)                2.22%     08/01/11       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Charleston Landings Apartments); Series 2001
     J-A, Refunding Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.09%     07/01/31       3,940          3,940,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Monterey Lake Apartments); Series 2005 C,
     Refunding Multi-Family Mortgage VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.09%     07/01/35       5,315          5,315,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Tuscany Pointe Apartments); Series 2005 D,
     Refunding Multi-Family Mortgage VRD RB
     (CEP-Federal National Mortgage
     Association)(b)                                  2.22%     11/15/35      11,090         11,090,000
-------------------------------------------------------------------------------------------------------
  Highlands (County of) Health Facilities
     Authority (Adventist Health); Series 2003 A,
     Hospital VRD RB (LOC-SunTrust Bank)(a)(b)        2.07%     11/15/32       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Health Facilities
     Authority (University of Florida Jacksonville
     Physicians, Inc. Project); Series 2002,
     Health Care Facilities VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             2.15%     06/01/22       9,858          9,858,000
-------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Housing Finance Authority
     (St. Augustine Apartments); Series 2006,
     Refunding Multi-Family Housing VRD RB
     (CEP-Federal National Mortgage
     Association)(b)                                  2.30%     07/15/33       2,430          2,430,000
-------------------------------------------------------------------------------------------------------
  JEA Water & Sewer System; Series 2008 A-2, VRD
     RB(b)                                            1.80%     10/01/42       9,550          9,550,000
-------------------------------------------------------------------------------------------------------
  Leesburg (City of) (The Villages Regional
     Hospital Project); Series 2006, Hospital VRD
     RB (LOC-Bank of Nova Scotia)(a)(b)(f)            2.25%     07/01/36      18,000         18,000,000
-------------------------------------------------------------------------------------------------------
  Marion (County of) Industrial Development
     Authority (Chambrel at Pinecastle Project);
     Series 2002, Refunding Multi-Family Housing
     VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.09%     11/15/32       1,800          1,800,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Miami-Dade (County of) (Miami International
     Airport); Series 2000 B, Non-AMT Aviation
     Commercial Paper Notes (LOC-BNP Paribas,
     Dexia Bank S.A.)(a)(f)                           2.05%     05/19/08     $ 4,557     $    4,557,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Palm Key Apartments Project); Series 1997 C,
     Refunding Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.30%     07/01/32       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Christian Prison Ministry, Inc.
     Project); Series 2005, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.28%     11/01/30       5,610          5,610,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Trinity Preparatory School of
     Florida, Inc. Project); Series 2005, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.15%     10/01/25       1,370          1,370,000
-------------------------------------------------------------------------------------------------------
  Orlando (City of) & Orange (County of)
     Expressway Authority; Series 2003 C-1,
     Refunding VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.15%     07/01/25       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (Palm Beach Day Academy,
     Inc. Project); Series 2006, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.13%     01/01/37       3,100          3,100,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Economic Development
     (YMCA of South Palm Beach County, Inc.
     Project); Series 2003, Refunding &
     Improvement VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.13%     11/01/28       5,250          5,250,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Housing Finance Authority
     (Emerald Bay Club Apartments Projects);
     Series 2004, Refunding Multi-Family Housing
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.24%     06/01/30      14,500         14,500,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Miami-Dade
     (County of) School Board); Series 12042, VRD
     COP(b)(d)(e)                                     2.33%     11/01/31       7,900          7,900,000
-------------------------------------------------------------------------------------------------------
  Sarasota (County of) (Sarasota Family YMCA, Inc.
     Project); Series 1999, VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.13%     10/01/21         975            975,000
-------------------------------------------------------------------------------------------------------
  Seminole (County of) Industrial Development
     Authority (Hospice of the Comforter Project);
     Series 2006, Healthcare Facilities VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     2.25%     12/01/25       4,525          4,525,000
-------------------------------------------------------------------------------------------------------
  Tampa (City of) (DACCO Project); Series 2007,
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.13%     08/01/35      16,325         16,325,000
-------------------------------------------------------------------------------------------------------
  University of North Florida Foundation, Inc.;
     Series 1998, Parking System VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.47%     05/01/28       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Venice (City of) (Bon Secours Health System,
     Inc.); Series 2002 B, Health Care VRD RB
     (INS-Financial Security Assurance Inc.)(b)(c)    2.06%     11/01/28       2,125          2,125,000
-------------------------------------------------------------------------------------------------------
  Volusia (County of) Health Facilities Authority
     (Southwest Volusia Healthcare Corp.); Series
     1994 A, Hospital VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      2.09%     11/15/23       1,755          1,755,000
=======================================================================================================
                                                                                            268,685,000
=======================================================================================================


GEORGIA-5.14%

  Albany (City of) & Dougherty (County of)
     Hospital Authority (Phoebe Putney Memorial
     Hospital); Series 1996, VRD RB(b)                2.70%     09/01/26      20,330         20,330,000
-------------------------------------------------------------------------------------------------------
  Atlanta (City of) (Westside Project); Series
     2001, VRD Tax Allocation (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.13%     12/01/22       5,430          5,430,000
-------------------------------------------------------------------------------------------------------
  Atlanta (City of) Water & Wastewater Revenue;
     Series 2001 B, VRD RB (INS-Financial Security
     Assurance, Inc.)(b)(c)                           2.25%     11/01/38      24,660         24,660,000
-------------------------------------------------------------------------------------------------------
  Augusta (City of) Housing Authority (Westbury
     Creek Apartments); Series 2003 A, Refunding
     Multi-Family Housing VRD RB (CEP-Federal
     National Mortgage Association)(b)                2.25%     05/15/33       1,595          1,595,000
-------------------------------------------------------------------------------------------------------
  Clayton (County of) Development Authority (DACC
     Public Purpose Corp. II Project); Series
     2007, VRD RB (LOC-Dexia Bank S.A.)(a)(b)(f)      2.28%     07/01/32       4,785          4,785,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority
     (Institute of Nuclear Power Operations
     Project); Series 1998, VRD RB (LOC-SunTrust
     Bank)(a)(b)(e)                                   2.09%     02/01/13       2,365          2,365,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority (Mt.
     Paran Christian School, Inc. Project); Series
     2002, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.13%     07/01/22       6,765          6,765,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority (Young
     Men's Christian Association of Cobb County,
     Georgia, Inc. Project); Series 1998, VRD RB
     (LOC-SunTrust Bank)(a)(b)(e)                     2.15%     06/01/19       5,600          5,600,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Housing Authority (Tamarron
     Apartments Project); Series 2003, Refunding
     Multi-Family Housing VRD RB (CEP-Federal Home
     Loan Mortgage Corp.)(b)                          2.10%     03/01/24       1,980          1,980,000
-------------------------------------------------------------------------------------------------------
  Columbia (County of) Residential Care Facilities
     for The Elderly Authority (Augusta Resource
     Center on Aging Inc.-Brandon Wilde Lifecare
     Community Center);
     Series 1990, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.13%     01/01/21       3,730          3,730,000
-------------------------------------------------------------------------------------------------------
     Series 1994, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.15%     01/01/21       2,660          2,660,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

  DeKalb (County of) Development Authority
     (Atlanta Jewish Community Center, Inc.
     Project); Series 1999, VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.13%     09/01/24     $ 2,150     $    2,150,000
-------------------------------------------------------------------------------------------------------
  DeKalb (County of) Development Authority
     (Catholic School Properties, Inc. Project);
     Series 1999, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)(e)               2.10%     04/01/24       1,400          1,400,000
-------------------------------------------------------------------------------------------------------
  DeKalb (County of) Hospital Authority (DeKalb
     Medical Center, Inc. Project); Series 2003 B,
     VRD RAC (INS-Financial Security Assurance
     Inc.)(b)(c)                                      2.10%     09/01/31      17,610         17,610,000
-------------------------------------------------------------------------------------------------------
  DeKalb (County of) Housing Authority (Clairmont
     Crest Project); Series 1995, Refunding Multi-
     Family Housing VRD RB (CEP-Federal National
     Mortgage Association)(b)                         2.20%     06/15/25       7,840          7,840,000
-------------------------------------------------------------------------------------------------------
  Fayette (County of) Development Authority
     (Catholic Education of North Georgia, Inc.
     Project); Series 2002, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.15%     04/01/28       2,160          2,160,000
-------------------------------------------------------------------------------------------------------
  Forsyth (County of) Development Authority
     (Pinecrest Academy Inc. Project); Series
     2000, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                       2.28%     09/01/25       8,600          8,600,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Arthritis Foundation Inc. Project); Series
     1996, VRD RB (LOC-SunTrust Bank)(a)(b)(e)        2.09%     12/01/16       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Bridgeway Foundation for Education, Inc.
     Project); Series 2000, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.15%     06/01/15       1,625          1,625,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Doris
     & Alex Weber Jewish Community High School,
     Inc. Project); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     12/01/30       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (King's
     Ridge Christian School Project); Series 2006,
     VRD RB (LOC-Branch Banking & Trust Co.)(a)(b)    2.28%     05/01/26       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Mount
     Vernon Presbyterian School, Inc.); Series
     2005, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                       2.28%     08/01/35       4,100          4,100,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Shepherd Center, Inc. Project); Series 2005,
     VRD RB (LOC-SunTrust Bank)(a)(b)                 2.09%     09/01/35       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Woodward Academy, Inc. Project); Series
     2002, VRD RB (LOC-SunTrust Bank)(a)(b)           2.09%     12/01/27       1,080          1,080,000
-------------------------------------------------------------------------------------------------------
  Georgia (State of) Road & Tollway Authority
     (Federal Highway Grant); Series 2006, RAN        5.00%     06/01/08       7,345          7,359,864
-------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Housing Authority (The
     Greens Apartments Project); Series 1995,
     Refunding Multi-Family Housing VRD RB
     (CEP-Federal National Mortgage
     Association)(b)                                  2.09%     06/15/25       7,300          7,300,000
-------------------------------------------------------------------------------------------------------
  Marietta (City of) Housing Authority (Wood Glen
     Apartments Project); Series 1994, Refunding
     Multi-Family Housing VRD RB (CEP-Federal Home
     Loan Mortgage Corp.)(b)                          2.12%     07/01/24       2,860          2,860,000
-------------------------------------------------------------------------------------------------------
  Marietta (City of) Housing Authority (Wood Knoll
     Apartments Project); Series 1994, Refunding
     Multi-Family Housing VRD RB (CEP-Federal Home
     Loan Mortgage Corp.)(b)                          2.12%     07/01/24      10,105         10,105,000
-------------------------------------------------------------------------------------------------------
  Metropolitan Atlanta Rapid Transit Authority;
     Series 1998 B, Second Indenture Sales Tax
     RB(g)(h)(i)                                      5.10%     07/01/08      13,000         13,233,521
-------------------------------------------------------------------------------------------------------
     Series 2007 D, Third Indenture Sales Tax
     Revenue Commercial Paper BAN                     0.90%     04/03/08      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 D, Third Indenture Sales Tax
     Revenue Commercial Paper BAN                     2.55%     06/11/08      15,200         15,200,000
-------------------------------------------------------------------------------------------------------
  Private Colleges & Universities Authority (Agnes
     Scott College); Series 2004 B, Refunding
     Educational Facilities VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.13%     06/01/23       4,300          4,300,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Georgia (State
     of)); Series 10079, VRD GO(b)(d)(e)              2.24%     07/01/15      18,080         18,080,000
-------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (The Savannah Country Day School,
     Inc. Project); Series 2007, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     05/01/32       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (Westside Urban Health Center Inc.
     Project); Series 2002 A, VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      2.14%     03/01/18       2,220          2,220,000
-------------------------------------------------------------------------------------------------------
  Smyrna (City of) Hospital Authority (Ridgeview
     Institute Inc. Project); Series 2002, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.15%     11/01/27       1,560          1,560,000
-------------------------------------------------------------------------------------------------------
  Waleska (City of) Downtown Development Authority
     (Reinhardt College Project); Series 2003, VRD
     RB (LOC-Regions Bank)(a)(b)                      2.24%     10/01/28       6,465          6,465,000
=======================================================================================================
                                                                                            245,548,385
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
IDAHO-1.06%

  Custer (County of) Pollution Control (Amoco Oil
     Co.-Standard Oil Industry Project); Series
     1983, VRD PCR(b)(f)                              3.50%     10/01/09     $23,000     $   23,000,000
-------------------------------------------------------------------------------------------------------
  Idaho (State of) Health Facilities Authority
     (St. Luke's Regional Medical Center Project);
     Series 2000, VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            1.30%     07/01/30      17,575         17,575,000
-------------------------------------------------------------------------------------------------------
  Idaho (State of); Series 2007, Unlimited Tax TAN
     GO                                               4.50%     06/30/08      10,000         10,018,247
=======================================================================================================
                                                                                             50,593,247
=======================================================================================================


ILLINOIS-10.09%

  ABN AMRO Munitops Ctfs. Trust (Chicago (City
     of));
     Series 2005-31, Non-AMT Unlimited Tax VRD
     GO(b)(d)(e)                                      2.24%     07/01/12       9,995          9,995,000
-------------------------------------------------------------------------------------------------------
     Series 2005-40, Non-AMT Unlimited Tax VRD
     GO(b)(d)(e)                                      2.24%     07/01/13      15,165         15,165,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Illinois (State
     of) Finance Authority (Northwestern
     University)); Series 2006-67, Non-AMT VRD
     RB(b)(d)(e)                                      2.23%     12/01/13       9,995          9,995,000
-------------------------------------------------------------------------------------------------------
  Aurora (City of) Kane, DuPage, Will & Kendall
     (Counties of) Economic Development (Aurora
     University); Series 2004, VRD RB (LOC-Harris
     N.A.)(a)(b)                                      3.50%     03/01/35       7,450          7,450,000
-------------------------------------------------------------------------------------------------------
  Channahon (Village of) (Morris Hospital); Series
     2003 D, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)       2.05%     12/01/32       2,785          2,785,000
-------------------------------------------------------------------------------------------------------
  Chicago (City of);
     Series 1997, Limited Tax Tender VRD GO
     (LOC-Harris N.A.)(a)(b)                          2.25%     01/01/12       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
     Series 2004, Refunding Second Lien Water VRD
     RB (INS-MBIA Insurance Corp.)(b)(c)              3.00%     11/01/31       5,005          5,005,000
-------------------------------------------------------------------------------------------------------
  Cook (County of) Community Consolidated School
     District No. 21 (Wheeling Community);
     Series 2006, Educational Purposes TAN            5.05%     05/01/08       9,500          9,512,316
-------------------------------------------------------------------------------------------------------
     Series 2006, Operations and Maintenance
     Purposes TAN                                     5.05%     05/01/08       2,500          2,503,241
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     Authority); Series 2000-1303 A, VRD
     COP(b)(d)(e)                                     2.28%     07/01/23      19,000         19,000,000
-------------------------------------------------------------------------------------------------------
  Glendale Heights (Village of) (Glendale Lakes
     Project); Series 2000, Refunding Multi-Family
     Housing VRD RB (CEP-Federal Home Loan
     Mortgage Corp.)(b)                               2.25%     03/01/30      14,845         14,845,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Chicago Educational Television
     Association Project); Series 1994 A, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                2.05%     11/01/14       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Chicago Symphony Orchestra
     Project); Series 1999, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.05%     12/01/33         700            700,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Crown Court Properties, Ltd.
     Project); Series 2001 A, Housing VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)(e)                   2.10%     03/01/27       2,075          2,075,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Embers Elementary School Project);
     Series 2002, Educational Facilities VRD RB
     (LOC-Bank of America, N.A.)(a)(b)(e)             2.10%     04/01/32       2,095          2,095,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Fenwick High School Project);
     Series 1997, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      3.50%     03/01/32       4,300          4,300,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Goodman Theatre Project); Series
     1999, VRD RB (LOC-Northern Trust Co.,
     JPMorgan Chase Bank, N.A.)(a)(b)                 3.50%     12/01/33       8,700          8,700,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Institute of Gas Technology
     Project); Series 1999, VRD IDR (LOC-Harris
     N.A.)(a)(b)                                      2.25%     09/01/24       1,900          1,900,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (James Jordan Boys & Girls Club and
     Family Life Center Project); Series 1995, VRD
     RB (LOC-JPMorgan Chase Bank, N.A., Bank of
     America N.A.)(a)(b)(e)                           2.25%     08/01/30       4,700          4,700,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Museum of Contemporary Art
     Project); Series 1994, VRD RB (LOC-JPMorgan
     Chase Bank, N.A., Northern Trust Co.)(a)(b)      2.15%     02/01/29       4,800          4,800,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Provena Health); Series 1998 C,
     VRD RB (INS-MBIA Insurance Corp.)(b)(c)          3.15%     05/01/28      30,100         30,100,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Providence-St. Mel School
     Project); Series 2002, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          3.50%     06/01/37       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (St. Ignatius College Prep
     Project); Series 2002, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.21%     06/01/32       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Teachers Academy for Mathematics &
     Science Project); Series 2001, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     02/01/21       2,255          2,255,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Illinois (State of) Development Finance
     Authority (Village of Oak Park Residence
     Corp. Project); Series 2001, VRD RB (LOC-Bank
     of America, N.A.)(a)(b)(e)                       2.10%     07/01/41     $ 2,975     $    2,975,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (West Central Illinois Educational
     Telecommunications Corp. Project); Series
     2002, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.28%     09/01/32       3,460          3,460,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Chicago Children's Museum); Series
     1994, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      3.50%     02/01/28       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Columbia College Chicago); Series
     2000, VRD RB (LOC-Harris N.A.)(a)(b)             2.08%     06/01/30       2,605          2,605,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Dominican University); Series 2000
     B, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.25%     10/01/30       3,050          3,050,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Field Museum of Natural History);
     Series 1998, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.20%     11/01/32       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Museum of Science & Industry);
     Series 1992, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      3.60%     10/01/26       6,950          6,950,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (National-Louis University); Series
     1999 A, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.10%     06/01/29       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Pooled Financing Program); Series
     2002, Commercial Paper RN (LOC-Northern Trust
     Co.)(a)                                          1.80%     05/20/08      29,000         29,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Advocate
     Health Care Network);
     Series 2008 A-1, VRD RB(b)                       1.90%     01/15/09       5,685          5,685,000
-------------------------------------------------------------------------------------------------------
     Series 2008 A-2, VRD RB(b)                       1.90%     02/05/09       4,750          4,750,000
-------------------------------------------------------------------------------------------------------
     Series 2008 A-3, VRD RB(b)                       1.90%     04/01/09       5,685          5,685,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Bradley
     University); Series 2008 A, Refunding VRD RB
     (LOC-Northern Trust Co.)(a)(b)                   2.25%     04/01/33       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Chicago
     Historical Society); Series 2006, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.20%     01/01/36       1,400          1,400,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (IIT
     Research Institute); Series 2004, VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     2.25%     10/01/34       1,175          1,175,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Jewish
     Charities Revenue Anticipation Note Program);
     Series 2007-2008 A, VRD RB (LOC-Harris
     N.A.)(a)(b)                                      2.34%     06/30/08       8,835          8,835,000
-------------------------------------------------------------------------------------------------------
     Series 2007-2008 B, VRD RN (LOC-Harris
     N.A.)(a)(b)                                      2.25%     06/30/08       4,895          4,895,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Joan W. &
     Irving B. Harris Theater for Music and Dance
     Project); Series 2005, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             2.19%     03/01/40       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Lawrence
     Hall Youth Services); Series 2006, VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     2.25%     11/01/41       1,150          1,150,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Proctor
     Hospital); Series 2006 B, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     01/01/16       3,770          3,770,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Sedgebrook, Inc. Facility); Series 2007 B,
     VRD RB (LOC-Fortis Bank NV/SA)(a)(b)(f)          2.08%     11/01/42      19,500         19,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Sunshine
     Through Golf Foundation Project); Series 2004
     A, VRD RB (LOC-Bank of America, N.A.)(a)(b)      2.10%     11/01/24       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Three
     Crowns Park Project); Series 2006 C, VRD RB
     (LOC-Allied Irish Banks PLC)(a)(b)(f)            2.07%     02/15/38       1,275          1,275,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Village
     of Oak Park Residence Corp. Project); Series
     2006, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(e)                                   2.10%     09/01/46       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (YMCA of
     Metropolitan Chicago Project); Series 2004,
     VRD RB (LOC-Harris N.A.)(a)(b)                   2.20%     06/01/34      11,500         11,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Cradle Society Project); Series 1998, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            3.50%     04/01/33       3,800          3,800,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Evanston Northwestern Healthcare Corp.);
     Series 1998, RB                                  2.10%     07/03/08      30,000         30,000,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Illinois (State of) Health Facilities Authority
     (Ingalls Memorial Hospital); Series 1985 B,
     VRD RB (LOC-Northern Trust Co.)(a)(b)            2.05%     01/01/16     $ 1,400     $    1,400,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Loyola University Health System); Series
     1997 B, VRD RB (INS-MBIA Insurance
     Corp.)(b)(c)                                     3.00%     07/01/24       7,760          7,760,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Memorial Medical Center); Series 1985 C, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)         2.28%     01/01/16       4,215          4,215,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 D, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                3.50%     08/01/15       8,900          8,900,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (The Carle Foundation); Series 1998 B, VRD
     RB(b)                                            7.75%     07/01/28       8,650          8,650,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (The University of Chicago Hospitals and
     Health System); Series 1998, VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           2.05%     08/01/26      14,000         14,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Housing Development
     Authority (Lakeshore Plaza Development);
     Series 2000 A, Multi-Family Housing VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 6.00%     07/01/27       8,175          8,175,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Toll Highway Authority;
     Series 1993 B, Refunding Toll Highway VRD RB
     (LOC-Societe Generale S.A.)(a)(b)(f)             2.15%     01/01/10      21,000         21,000,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Chicago (City of) Chicago
     O'Hare International Airport); Series 2008-
     2500, General Airport Third Lien VRD
     RB(b)(d)(e)                                      2.29%     01/01/15       3,010          3,010,000
-------------------------------------------------------------------------------------------------------
  Lombard (Village of) (Clover Creek Apartments
     Project); Series 2000, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.14%     12/15/30      14,855         14,855,000
-------------------------------------------------------------------------------------------------------
  Monmouth (City of) Industrial Development
     Project (Monmouth College Project); Series
     2005, VRD IDR (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.24%     06/01/35       1,065          1,065,000
-------------------------------------------------------------------------------------------------------
  Oak Forest (City of) (Homewood Pool-South
     Suburban Mayors and Managers Association
     Program); Series 1989, VRD RB (LOC-Fifth
     Third Bank)(a)(b)                                2.25%     07/01/24       2,050          2,050,000
-------------------------------------------------------------------------------------------------------
  Peoria (County of) Community Unit School
     District No. 323 (Dunlap); Series 2006,
     Unlimited Tax VRD GO (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.20%     04/01/26       4,750          4,750,000
-------------------------------------------------------------------------------------------------------
  Quincy (City of) (Blessing Hospital Project);
     Series 2004, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      3.50%     11/15/33       4,830          4,830,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Chicago (City of)
     Water Revenue); Series 10137, Sr. Lien Water
     VRD RB(b)(d)(e)                                  2.39%     11/01/26       8,215          8,215,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Illinois (State
     of)); Series 12020, VRD GO(b)(d)(e)              2.28%     06/01/19       4,715          4,715,000
-------------------------------------------------------------------------------------------------------
  Schaumburg (Village of) (Treehouse II Apartments
     Project); Series 1999, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.10%     12/15/29       4,800          4,800,000
-------------------------------------------------------------------------------------------------------
  South Barrington (Village of); Series 1998,
     Unlimited Tax VRD GO (LOC-Harris N.A.)(a)(b)     3.50%     12/01/27       2,600          2,600,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Illinois);
     Series 2000 S, VRD RB(b)(d)(e)                   2.30%     04/01/30      17,900         17,900,000
=======================================================================================================
                                                                                            482,430,557
=======================================================================================================


INDIANA-2.65%

  Indiana (State of) Development Finance Authority
     (Indiana Historical Society, Inc. Project);
     Series 1997, Educational Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(e)         2.15%     08/01/31      12,400         12,400,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indianapolis Museum of Art, Inc. Project);
     Series 2004, Educational Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            3.50%     02/01/39       6,400          6,400,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Youth Opportunity Center, Inc. Project);
     Series 1998, Educational Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     01/01/24       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
     Series 1999, VRD IDR (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                2.25%     01/01/29       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Educational Facilities
     Authority (Marian College Project); Series
     2003, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.20%     04/01/24       2,560          2,560,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health & Educational Facility
     Financing Authority (Sisters of St. Francis
     Health Services, Inc. Obligated Group);
     Series 2006 A, Refunding Health System Non-
     AMT VRD RB (INS-MBIA Insurance Corp.)(b)(c)      3.15%     11/01/37      12,250         12,250,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Clark Memorial Hospital Project);
     Series 2001, Health Care Facility VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     12/01/21       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
     Series 2004 A, Health Care Facility VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     04/01/24       3,000          3,000,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

  Indiana (State of) Health Facility Financing
     Authority (Community Hospitals Project);
     Series 1997 A, Hospital VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.25%     07/01/27     $ 7,000     $    7,000,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Deaconess Hospital Obligated
     Group); Series 2004 B, Hospital VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     2.25%     01/01/29       2,730          2,730,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Transportation Finance
     Authority; Series 1996 A, Refunding Airport
     Facilities Lease RB(i)                           6.00%     11/01/08       4,165          4,263,702
-------------------------------------------------------------------------------------------------------
  Indianapolis (City of) Local Public Improvement
     Bond Bank; Series 2002 F-1, Refunding VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 2.25%     02/01/20      27,710         27,710,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Indiana University (Trustees
     of)); Series 2008-2494, Consolidated VRD
     RB(b)(d)(e)                                      2.29%     12/15/15       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Monroe (County of) Hospital Authority
     (Bloomington Hospital Obligated Group);
     Series 1999, Refunding Hospital VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 2.75%     05/01/11      13,800         13,800,000
-------------------------------------------------------------------------------------------------------
  St. Joseph (County of) (Holy Cross Village at
     Notre Dame Project); Series 2006 D, Economic
     Development VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.08%     05/15/39       5,950          5,950,000
-------------------------------------------------------------------------------------------------------
  Tippecanoe (County of) (Faith Properties Inc.
     Project); Series 2005, VRD RB (LOC-Regions
     Bank)(a)(b)                                      2.08%     11/01/30       6,475          6,475,000
-------------------------------------------------------------------------------------------------------
  University of Southern Indiana; Series 1999 G,
     Student Fee VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.25%     10/01/19       3,700          3,700,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Porter (County of) Jail
     Building Corp.); Series 2001-A58, Refunding
     VRD RB(b)(d)(e)                                  2.30%     07/10/21       9,370          9,370,000
=======================================================================================================
                                                                                            126,608,702
=======================================================================================================


IOWA-0.90%

  Iowa (State of) Finance Authority (Morningside
     College Project); Series 2002, Private
     College Facility VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.30%     10/01/32       1,510          1,510,000
-------------------------------------------------------------------------------------------------------
  Iowa (State of) Higher Education Loan Authority
     (Private Education Working Capital Loan
     Program);  Series 2007 F-Morningside College,
     RAN (LOC-U.S. Bank, N.A.)(a)                     4.50%     05/20/08       1,000          1,001,033
-------------------------------------------------------------------------------------------------------
     Series 2007 C-University of Dubuque, RAN         4.50%     05/20/08       3,500          3,503,293
-------------------------------------------------------------------------------------------------------
  Iowa (State of) School Cash Anticipation
     Program; Series 2007-2008 A, Wts. Ctfs. RN
     (INS-Financial Security Assurance Inc.)(c)       4.50%     06/27/08      17,000         17,029,984
-------------------------------------------------------------------------------------------------------
  Iowa (State of); Series 2007, TRAN                  4.00%     06/30/08      20,000         20,036,258
=======================================================================================================
                                                                                             43,080,568
=======================================================================================================


KANSAS-0.19%

  Reset Option Ctfs. Trust II-R (Wyandotte (County
     of) & Kansas City (City of) Unified
     Government); Series 12036, Refunding Utility
     System VRD RB(b)(d)(e)                           2.33%     09/01/21       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Shawnee (City of) (Shawnee Village Associates
     Project); Series 1984, VRD IDR (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.15%     12/01/09       4,075          4,075,000
=======================================================================================================
                                                                                              9,075,000
=======================================================================================================


KENTUCKY-1.77%

  Eagle Tax-Exempt Trust (Louisville (City of) &
     Jefferson (County of) Metropolitan Sewer
     District); Series 2006-0053 A, VRD COP
     RB(b)(d)(e)                                      2.28%     05/15/33      28,335         28,335,000
-------------------------------------------------------------------------------------------------------
  Ewing (City of) Kentucky Area Development
     Districts Financing Trust; Series 2000, Lease
     Acquisition Program VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.20%     06/01/33       8,687          8,687,000
-------------------------------------------------------------------------------------------------------
  Kentucky (State of) Asset/Liability Commission
     General Fund; Series 2007 A, TRAN                4.50%     06/26/08      20,000         20,035,789
-------------------------------------------------------------------------------------------------------
  Louisville (City of) & Jefferson (County of)
     Visitors and Convention Commission (Kentucky
     International Convention Center Expansion
     Project); Series 2004 B, Refunding Dedicated
     VRD RB (INS-Financial Security Assurance
     Inc.)(b)(c)                                      3.60%     12/01/22       3,725          3,725,000
-------------------------------------------------------------------------------------------------------
  Newport (City of) Kentucky League of Cities
     Funding Trust; Series 2002, Lease Program VRD
     RB (LOC-U.S. Bank, N.A.)(a)(b)                   2.25%     04/01/32      15,050         15,050,000
-------------------------------------------------------------------------------------------------------
  Public Energy Authority of Kentucky, Inc.;
     Series 2006 A, Gas Supply VRD RB(b)(f)           1.18%     08/01/16       9,000          9,000,000
=======================================================================================================
                                                                                             84,832,789
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
LOUISIANA-0.96%

  Baton Rouge (City of); Series 1998 A, Refunding
     & Public Improvement Sales Tax RB(g)(h)(i)       5.25%     08/01/08     $ 2,470     $    2,533,849
-------------------------------------------------------------------------------------------------------
  Denham Springs (City of) Economic Development
     District (Bass Pro Shops Project); Series
     2007 A, Sales Tax Increment VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.21%     01/01/37       5,060          5,060,000
-------------------------------------------------------------------------------------------------------
  Lafayette (City of) Economic Development
     Authority (Stirling Lafayette, LLC Project);
     Series 2008, Gulf Opportunity Zone RB
     (LOC-Regions Bank)(a)                            2.21%     02/01/38       7,350          7,350,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (GCGK Investments, L.L.C. Project); Series
     2006, VRD RB (LOC-Regions Bank)(a)(b)            2.21%     05/01/26       6,460          6,460,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (II City Plaza LLC Project); Series 2008, VRD
     RB (LOC-Regions Bank)(a)(b)                      2.20%     03/01/40      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (River View Villas Project); Series 2006,
     Refunding Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.09%     04/01/36       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (Tiger Athletic Foundation Project); Series
     1999, VRD RB (LOC-Regions Bank)(a)(b)            2.20%     09/01/28       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of); Series 1998-A, Refunding
     Unlimited Tax GO                                 5.50%     04/15/08       5,000          5,003,305
-------------------------------------------------------------------------------------------------------
  Monroe (City of); Series 2007 A, Refunding Sales
     Tax VRD RB (INS-Financial Security Assurance
     Inc.)(b)(c)                                      2.28%     07/01/26       7,000          7,000,000
=======================================================================================================
                                                                                             45,907,154
=======================================================================================================


MAINE-0.20%

  Maine (State of) Finance Authority (Kents Hill
     School Issue);
     Series 2000, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.15%     07/01/30       2,400          2,400,000
-------------------------------------------------------------------------------------------------------
     Series 2006, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.15%     01/01/36       2,400          2,400,000
-------------------------------------------------------------------------------------------------------
  Maine (State of) Housing Authority;
     Series 2003 E-1, Mortgage Purchase VRD RB(b)     5.25%     11/15/30       1,900          1,900,000
-------------------------------------------------------------------------------------------------------
     Series 2003 E-1, Non-AMT Mortgage Purchase
     VRD RB(b)                                        5.25%     11/15/32       2,775          2,775,000
=======================================================================================================
                                                                                              9,475,000
=======================================================================================================


MARYLAND-1.76%

  Baltimore (County of) (Blue Circle Inc.
     Project); Series 1992, Refunding Economic
     Development VRD RB (LOC-BNP Paribas)(a)(b)(f)    2.25%     12/01/17       7,140          7,140,000
-------------------------------------------------------------------------------------------------------
  Frederick (County of) (Buckingham's Choice Inc.
     Project); Series 1997 C, Retirement Community
     VRD RB (LOC-Branch Banking & Trust Co.)(a)(b)    2.08%     01/01/27       6,000          6,000,000
-------------------------------------------------------------------------------------------------------
  Howard (County of) (Norbel School Inc. Project);
     Series 2001, Economic Development VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     02/01/28       4,785          4,785,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Annapolis Life Care,
     Inc. Issue); Series 2007, VRD RB (LOC-RBS
     Citizens, N.A.)(a)(b)                            2.10%     07/01/40       4,800          4,800,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Odenton Christian
     School Issue); Series 2008, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                2.07%     07/01/33       3,590          3,590,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Pickersgill, Inc.
     Issue); Series 2005 B, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.07%     01/01/35       7,175          7,175,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (University of Maryland
     Medical System Issue); Series 2007 A, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.07%     07/01/34       4,400          4,400,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Industrial Development
     Financing Authority (Baltimore International
     College Facility); Series 2005, Economic
     Development VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 2.28%     11/01/30       4,800          4,800,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of);
     Series 2002, Consolidated Public Improvement
     Commercial Paper BAN                             1.07%     04/02/08      20,500         20,500,000
-------------------------------------------------------------------------------------------------------
     Series 2002, Consolidated Public Improvement
     Commercial Paper BAN                             1.20%     04/03/08       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Housing Opportunities
     Commission (Oakwood-Gaithersburg); Series
     1991 A, Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.09%     11/01/12      18,825         18,825,000
=======================================================================================================
                                                                                             84,015,000
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MASSACHUSETTS-1.76%

  Massachusetts (State of) Development Finance
     Agency (Brandon Residential Treatment Center,
     Inc. Project); Series 2003, VRD RB
     (LOC-SunTrust Bank)(a)(b)                        2.21%     04/01/28     $ 2,640     $    2,640,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (CP Program 5 Issue);
     Series 2007, Commercial Paper RN (LOC-TD
     Banknorth, N.A.)(a)(f)                           1.70%     04/01/08      15,927         15,927,000
-------------------------------------------------------------------------------------------------------
     Series 2007, Commercial Paper RN (LOC-TD
     Banknorth, N.A.)(a)(f)                           2.60%     04/01/08       6,372          6,372,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Ursuline Academy Dedham Issue);
     Series 2002, VRD RB (LOC-RBS Citizens,
     N.A.)(a)(b)                                      2.07%     05/01/32       2,095          2,095,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Capital Assets
     Project); Series 1985 D, VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           1.70%     01/01/35       8,100          8,100,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Childrens Hospital
     Issue); Series 2006 L-2, VRD RB(b)               3.50%     10/01/42       8,150          8,150,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Harvard University
     Issue);
     Series 2003 EE, Unsec. Commercial Paper RN       2.00%     04/03/08       5,888          5,888,000
-------------------------------------------------------------------------------------------------------
     Series 2003 EE, Unsec. Commercial Paper RN       1.20%     04/08/08      26,900         26,900,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) School Building
     Authority; Series 2007 A, Commercial Paper
     Notes (LOC-Bank of Nova Scotia)(a)(f)            2.15%     06/09/08       8,000          8,000,000
=======================================================================================================
                                                                                             84,072,000
=======================================================================================================


MICHIGAN-4.85%

  ABN AMRO Munitops Ctfs. Trust (Bay City (City
     of) School District); Series 2006-51, Non-AMT
     Unlimited Tax VRD GO(b)(d)(e)                    2.24%     05/01/14      11,910         11,910,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Michigan (State of)
     Building Authority); Series 2006-0142 A, VRD
     COP(b)(d)(e)                                     2.28%     10/15/36       9,090          9,090,000
-------------------------------------------------------------------------------------------------------
  Grand Valley State University Board of Trustees;
     Series 2008 B, Refunding General VRD RB
     (LOC-RBS Citizens, N.A.)(a)(b)                   1.95%     12/01/31       5,600          5,600,000
-------------------------------------------------------------------------------------------------------
  Green Lake (Township of) Economic Development
     Corp. (Interlochen Center For The Arts
     Project); Series 2004, Refunding VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.15%     06/01/34       1,900          1,900,000
-------------------------------------------------------------------------------------------------------
  Kalamazoo (City of) Economic Development
     Corporation (Friendship Village of
     Kalamazoo); Series 1997 B, Limited Obligation
     VRD RB (LOC-Fifth Third Bank)(a)(b)              2.13%     05/15/27       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  Kent (County of) Hospital Finance Authority
     (Metropolitan Hospital Project); Series 2005
     B, Refunding VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.15%     07/01/40       2,700          2,700,000
-------------------------------------------------------------------------------------------------------
  Livonia (City of) Economic Development Corp.
     (Madonna University Project); Series 2007,
     Limited Obligation VRD RB (LOC-RBS Citizens,
     N.A.)(a)(b)                                      2.25%     04/01/38       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Building Authority; Series
     2005-5, Commercial Paper Notes (LOC-Bank of
     New York Mellon, State Street Bank & Trust
     Co.)(a)                                          2.25%     05/22/08      37,040         37,040,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Higher Education Facilities
     Authority (Davenport University Project);
     Series 2004, Limited Obligation VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     2.25%     06/01/34       3,400          3,400,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Healthcare Equipment Loan Program);
     Series 2006 C, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      2.30%     12/01/32       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      2.30%     12/01/32       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Oaklawn Hospital); Series 2006, Refunding
     Hospital VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.25%     11/01/37      36,700         36,700,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Trinity Health Credit Group); Series 2000 E,
     Refunding VRD RB(b)                              5.00%     12/01/30      42,700         42,700,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Housing Development
     Authority (JAS Non-Profit Housing Corp. VI
     Project); Series 2000, Limited Obligation VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)         2.20%     06/01/25       5,400          5,400,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Municipal Bond Authority;
     Series 2007 B-2, RN (LOC-Bank of Nova
     Scotia)(a)(f)                                    4.50%     08/20/08       5,000          5,015,217
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (YMCA of
     Metropolitan Detroit Project); Series 2001,
     Limited Obligation VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                2.26%     05/01/31         600            600,000
-------------------------------------------------------------------------------------------------------
  Morgan Stanley & Co. Inc. Trust Floater Ctfs.
     (Detroit (City of) Water Supply System);
     Series 2006-1683 A, Sr. Lien VRD RB(b)(d)(e)     2.21%     07/01/25       2,800          2,800,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

  Royal Oak (City of) Hospital Finance Authority
     (William Beaumont Hospital Obligated Group);
     Series 2006 T, Refunding Hospital VRD RB(b)      3.50%     01/01/20     $15,215     $   15,215,000
-------------------------------------------------------------------------------------------------------
     Series 2006 U, Refunding Hospital VRD RB(b)      2.00%     01/01/20      13,590         13,590,000
-------------------------------------------------------------------------------------------------------
  Southfield (City of) Economic Development Corp.
     (Lawrence Technology University Project);
     Series 2001, Limited Obligation VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            3.50%     10/01/31       1,700          1,700,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Detroit (City of) Water Supply
     System); Series 2000 D, Sr. Lien VRD
     RB(b)(d)(e)                                      4.00%     07/01/29      18,995         18,995,000
=======================================================================================================
                                                                                            231,755,217
=======================================================================================================


MINNESOTA-1.16%

  Cohasset (City of) (Minnesota Power & Light
     Company Project); Series 1997 C, Refunding
     VRD RB (LOC-Bank of America, N.A.)(a)(b)         2.10%     06/01/13       1,250          1,250,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Minnesota (State of) Public
     Facilities Authority); Series 2002-319,
     Drinking Water VRD RB(b)(d)(e)                   2.29%     03/01/12      13,800         13,800,000
-------------------------------------------------------------------------------------------------------
  Minneapolis (City of) Health Care System
     (Fairview Health Services); Series 2005 C,
     Refunding VRD RB (INS-MBIA Insurance
     Corp.)(b)(c)                                     3.15%     11/15/26       4,395          4,395,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (Gustavus Adolphus College); Series
     2004 Five-X, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.24%     10/01/34       7,400          7,400,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (Macalester College); Series 2003
     Five-Q, VRD RB(b)                                2.25%     03/01/33       1,550          1,550,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (University of St. Thomas); Series
     2004 Five-Z, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.24%     10/01/29       7,400          7,400,000
-------------------------------------------------------------------------------------------------------
  University of Minnesota (Regents of);
     Series 2007 B, Commercial Paper Notes            1.10%     04/02/08       7,210          7,210,000
-------------------------------------------------------------------------------------------------------
     Series 2007 B, Commercial Paper Notes            1.25%     04/03/08       7,350          7,350,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, Commercial Paper Notes            1.10%     04/02/08       5,000          5,000,000
=======================================================================================================
                                                                                             55,355,000
=======================================================================================================


MISSISSIPPI-1.74%

  Flowood (City of) (Reflection Pointe Apartments
     Project); Series 2001, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.25%     05/15/31       5,780          5,780,000
-------------------------------------------------------------------------------------------------------
  Jackson (City of) Redevelopment Authority
     (Jackson Medical Mall Foundation Project);
     Series 1997 A, Urban Renewal VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     11/01/12       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Jackson (County of) Water System; Series 1994,
     Refunding Unlimited Tax VRD GO(b)                1.95%     11/01/24      12,840         12,840,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (CPX Gulfport ES OPAG, LLC Project); Series
     2007 A, VRD RB (LOC-Wachovia Bank N.A.)(a)(b)    2.21%     04/01/37       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (CPX Gulfport OPAG, LLC Project); Series 2007
     A, VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)        2.21%     04/01/37       2,435          2,435,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (DDR Gulfport Promenade LLC Project); Series
     2007, VRD RB (LOC-Regions Bank)(a)(b)            2.21%     12/01/32       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Gulf Ship, LLC Project); Series 2007, VRD RB
     (LOC-Regions Bank)(a)(b)                         2.21%     06/01/27      15,000         15,000,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Renaissance at Colony Park, LLC Project);
     Series 2008, VRD RB (LOC-Regions Bank)(a)(b)     2.23%     05/01/35      12,870         12,870,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (St. Andrews Episcopal Day School Project);
     Series 2003, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.26%     07/01/25       3,540          3,540,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Tindall Corp. Project); Series 2007, Gulf
     Opportunity Zone VRD RB (LOC-Wachovia Bank
     N.A.)(a)(b)                                      2.11%     04/01/28       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Hospital Equipment and
     Facilities Authority (Grenada Lake Medical
     Center Project); Series 2007, VRD RB
     (LOC-Regions Bank)(a)(b)                         2.21%     08/01/34      13,380         13,380,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MISSISSIPPI-(CONTINUED)

  Reset Option Ctfs. Trust II-R (Mississippi
     (State of)); Series 10152, Unlimited Tax VRD
     GO(b)(d)(e)                                      2.79%     11/01/22     $ 2,985     $    2,985,000
=======================================================================================================
                                                                                             83,330,000
=======================================================================================================


MISSOURI-1.93%

  ABN AMRO Munitops Ctfs. Trust (Springfield (City
     of) School District R-12); Series 2006-31,
     Non-AMT Unlimited Tax VRD GO(b)(d)(e)            2.24%     03/01/14      12,995         12,995,000
-------------------------------------------------------------------------------------------------------
  Hannibal (City of) Industrial Development
     Authority (Hannibal Regional Hospital);
     Series 2007, Health Facilities VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                2.28%     08/01/27       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board
     (The Nelson Gallery Foundation); Series 2001
     B, Cultural Facilities VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           1.95%     12/01/31      13,050         13,050,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Barnes Hospital
     Project); Series 1985 B, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.15%     12/01/15       1,400          1,400,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Missouri Health System
     Project); Series 1999 B, Health Facilities
     VRD RB (LOC-KBC Bank N.V.)(a)(b)(f)              2.15%     08/01/29       6,390          6,390,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Saint Louis
     University);
     Series 2005 A, Educational Facilities VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 4.15%     10/01/35       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
     Series 2006 A, Educational Facilities VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 4.15%     10/01/35      20,955         20,955,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Highways & Transportation
     Commission; Series 2005 A, First Lien State
     Road RB                                          5.00%     05/01/08       4,925          4,937,018
-------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Westchester Village Apartments
     Project); Series 2006, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.25%     04/15/27       5,600          5,600,000
-------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Sugar Pines Apartments Project);
     Series 2006, Refunding Multi-Family Housing
     VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.25%     04/15/27       9,170          9,170,000
-------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Westport Station Apartments
     Project); Series 2006, Refunding Multi-Family
     Housing VRD IDR (CEP-Federal National
     Mortgage Association)(b)                         2.25%     04/15/27       4,970          4,970,000
-------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Whitfield School Inc.); Series
     2004 B, Refunding Educational Facilities VRD
     IDR (LOC-U.S. Bank, N.A.)(a)(b)                  2.15%     06/15/24       2,055          2,055,000
=======================================================================================================
                                                                                             92,522,018
=======================================================================================================


MONTANA-0.08%

  Montana (State of) Facility Finance Authority
     (Mission Ridge Project); Series 2002, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                2.07%     08/01/27       3,888          3,888,000
=======================================================================================================


NEBRASKA-1.13%

  American Public Energy Agency; Series 2005 A,
     Gas Supply VRD RB(b)(f)                          1.80%     12/01/15      16,900         16,900,000
-------------------------------------------------------------------------------------------------------
  American Public Energy Agency (National Public
     Gas Agency Project); Series 2003 A, Gas
     Supply VRD RB(b)(f)                              1.80%     02/01/14       3,600          3,600,000
-------------------------------------------------------------------------------------------------------
  Lancaster (County of) Hospital Authority No. 1
     (Bryan Memorial Hospital Project); Series
     1996, Refunding Hospital VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           2.75%     06/01/12       4,785          4,785,000
-------------------------------------------------------------------------------------------------------
  Lancaster (County of) Hospital Authority No. 1
     (Immanuel Health Systems-Williamsburg
     Project); Series 2000 A, Health Facilities
     VRD RB (LOC-Allied Irish Banks PLC)(a)(b)(f)     1.25%     07/01/30       1,800          1,800,000
-------------------------------------------------------------------------------------------------------
  Lincoln (City of) Electric System; Series 1998
     A, Electric System RB(i)                         4.50%     09/01/08       1,000          1,009,408
-------------------------------------------------------------------------------------------------------
  Nebhelp Inc.;
     Series 1985 B, Multi-Mode VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           3.60%     12/01/15      15,895         15,895,000
-------------------------------------------------------------------------------------------------------
     Series 1985 D, Multi-Mode VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           3.60%     12/01/15       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Omaha (City of) Public Power District; Series
     2002 A, Electric Commercial Paper RN             1.60%     04/08/08       5,000          5,000,000
=======================================================================================================
                                                                                             53,989,408
=======================================================================================================


NEVADA-0.94%

  Las Vegas (City of) Convention & Visitors
     Authority; Series 2006 A, Commercial Paper RN
     (LOC-Bank of Nova Scotia, Fortis Bank
     N.V./S.A., State Street Bank & Trust
     Co.)(a)(f)                                       2.05%     04/08/08      13,000         13,000,000
-------------------------------------------------------------------------------------------------------
  Las Vegas Valley Water District (SNWA Revenue
     Supported); Series 2004 B, Limited Tax Water
     Commercial Paper Notes GO                        2.20%     04/04/08      20,250         20,250,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
NEVADA-(CONTINUED)

  Nevada (State of); Series 2004 A, Refunding,
     Capital Improvement & Cultural Affairs
     Limited Tax GO                                   5.00%     08/01/08     $11,620     $   11,735,029
=======================================================================================================
                                                                                             44,985,029
=======================================================================================================


NEW HAMPSHIRE-1.07%

  New Hampshire (State of) Business Finance
     Authority (Alice Peck Day Health Systems
     Obligated Group Issue); Series 2007 A, VRD RB
     (LOC-Toronto Dominion Bank)(a)(b)(f)             2.13%     10/01/36       9,430          9,430,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Business Finance
     Authority (The Mark H. Wentworth Home for
     Chronic Invalids Issue); Series 2006, VRD RB
     (LOC-Toronto-Dominion Bank)(a)(b)(f)             2.13%     12/01/36      12,000         12,000,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Child and Family
     Services of New Hampshire Issue); Series
     2007, VRD RB (LOC-RBS Citizens, N.A.)(a)(b)      2.25%     01/01/38       5,540          5,540,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Crotched Mountain
     Rehabilitation Center Issue); Series 2006,
     VRD RB (LOC-Allied Irish Banks PLC)(a)(b)(f)     2.23%     01/01/37       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (New London Hospital
     Issue); Series 2007, VRD RB (LOC-Fortis Bank
     NV/SA)(a)(b)(f)                                  2.25%     10/01/37       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Housing Finance
     Authority (EQR-Bond Partnership-Manchester
     Project); Series 1996, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.10%     09/15/26      15,100         15,100,000
=======================================================================================================
                                                                                             51,170,000
=======================================================================================================


NEW JERSEY-0.11%

  Wachovia MERLOTs (New Jersey (State of)
     Transportation Trust Fund Authority); Series
     2002 A-05, VRD RB(b)(d)(e)                       2.30%     12/15/18       5,205          5,205,000
=======================================================================================================


NEW MEXICO-0.97%

  Albuquerque (City of) (Affordable Housing
     Projects); Series 2000, Refunding VRD RB(b)      2.65%     07/01/30       3,900          3,900,000
-------------------------------------------------------------------------------------------------------
  Farmington (City of) (Arizona Public Service Co.
     Four Corners Project); Series 1994 A,
     Refunding VRD PCR (LOC-Barclays Bank
     PLC)(a)(b)(f)                                    1.30%     05/01/24      15,950         15,950,000
-------------------------------------------------------------------------------------------------------
  New Mexico (State of); Series 2007, Unlimited
     Tax Capital Projects GO                          5.00%     03/01/09       2,010          2,064,669
-------------------------------------------------------------------------------------------------------
  New Mexico (State of) Highway Commission; Series
     2001 A, Sr. Sub. Lien Tax Highway RB             5.00%     06/15/08       9,335          9,359,079
-------------------------------------------------------------------------------------------------------
  New Mexico (State of) Hospital Equipment Loan
     Council (Dialysis Clinic, Inc. Project);
     Series 2000, VRD RB (LOC-SunTrust Bank)(a)(b)    2.24%     07/01/25       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  New Mexico (State of); Series 2007, TRAN            4.50%     06/30/08      10,000         10,018,470
=======================================================================================================
                                                                                             46,292,218
=======================================================================================================


NEW YORK-1.55%

  Broome (County of) Industrial Development Agency
     (Elizabeth Church Manor Nursing Home
     Project); Series 2003, Civic Facility VRD RB
     (LOC-Bank of New York Mellon)(a)(b)              2.25%     02/01/29       3,095          3,095,000
-------------------------------------------------------------------------------------------------------
  New York (City of); Series 2002, Subseries A-7,
     Unlimited Tax VRD GO(b)                          2.25%     11/01/24      31,925         31,925,000
-------------------------------------------------------------------------------------------------------
  New York (State of) Metropolitan Transportation
     Authority; Series 1998 CP-1, Subseries B,
     Commercial Paper BAN (LOC-Royal Bank of
     Scotland)(a)(f)                                  3.05%     06/11/08      20,000         20,000,000
-------------------------------------------------------------------------------------------------------
  Rensselaer (County of) Industrial Development
     Agency (RC Housing I, LLC Project); Series
     2008 A, Civic Facility VRD RB (LOC-RBS
     Citizens, N.A.)(a)(b)                            2.21%     06/01/38       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (New York (State
     of) Thruway Authority); Series
     12045,(b)(d)(e)                                  2.27%     01/01/32      12,000         12,000,000
-------------------------------------------------------------------------------------------------------
  Saratoga (County of) Industrial Development
     Agency (American Housing Foundation, Inc.
     Project); Series 2006 A, Refunding Civic
     Facility VRD RB (LOC-RBS Citizens,
     N.A.)(a)(b)                                      2.19%     12/01/36       4,045          4,045,000
=======================================================================================================
                                                                                             74,065,000
=======================================================================================================


NORTH CAROLINA-4.38%

  Concord (City of); Series 2002 B, Refunding
     Utilities System VRD RB (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.05%     12/01/22       2,140          2,140,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (North Carolina (State
     of) Capital Facilities Finance Agency (Duke
     University Project)); Series 2006-0139 A, VRD
     COP RB(b)(d)(e)                                  2.25%     10/01/41       3,400          3,400,000
-------------------------------------------------------------------------------------------------------
  New Hanover (County of) (New Hanover Regional
     Medical Center); Series 2005 B-1, Refunding
     Hospital VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.25%     10/01/26       5,450          5,450,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  North Carolina (State of) Capital Facilities
     Finance Agency (Barton College); Series 2004,
     Educational Facilities VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.28%     07/01/19     $ 4,870     $    4,870,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Durham Academy); Series 2001,
     Capital Facilities VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.11%     04/01/26      11,010         11,010,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Goodwill Industries of
     Central North Carolina, Inc.); Series 2004,
     VRD RB (LOC-Bank of America, N.A.)(a)(b)         2.12%     12/01/24         855            855,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Guilford College); Series
     2005 B, Capital Facilities VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.28%     09/01/35       6,800          6,800,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Methodist College, Inc.);
     Series 2005, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.11%     03/01/30       5,055          5,055,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (NCCU Real Estate Foundation,
     Inc. Project); Series 2003 A, Student Housing
     Facilities VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.11%     10/01/34       5,775          5,775,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (North Carolina Aquarium
     Society Project); Series 2004, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                2.10%     06/01/26       6,840          6,840,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Peace College of Raleigh,
     Inc.); Series 2004, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.13%     06/01/29       4,320          4,320,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (the UNCP University
     Foundation, LLC Project); Series 2001 A,
     Student Housing VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.13%     07/01/31       8,015          8,015,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Triangle Aquatic Center
     Project); Series 2006, VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.15%     08/01/28       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Trinity Episcopal School
     Project); Series 2003, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.15%     09/01/24       2,540          2,540,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Union Academy); Series 2007,
     Educational Facilities VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.07%     12/01/29       6,175          6,175,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Wake Forest University);
     Series 2004 A, Educational Facilities VRD
     RB(a)(b)                                         2.18%     01/01/20       4,190          4,190,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Eastern Municipal
     Power Agency;
     Series 2006 A, Refunding Power System VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 3.15%     01/01/24      42,270         42,270,000
-------------------------------------------------------------------------------------------------------
     Series 2007 A, Refunding Power System VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 3.15%     01/01/24      11,460         11,460,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Cardinal Gibbons High School
     Project); Series 1999, Education Facility VRD
     RB (LOC-Bank of America, N.A.)(a)(b)             2.12%     08/01/14       2,245          2,245,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Charlotte Latin Schools,
     Inc.); Series 1999, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.13%     01/01/25       2,710          2,710,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Gardner-Webb University);
     Series 1997, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)(e)                                   2.13%     07/01/17       2,250          2,250,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Guilford College); Series
     1997, VRD RB (INS-MBIA Insurance Corp.)(b)(c)    2.85%     05/01/24      11,740         11,740,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Carolina Village Project); Series
     2008 B, Retirement Facilities First Mortgage
     VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)        2.15%     10/01/14       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Deerfield Episcopal Retirement
     Community); Series 2004 C, Refunding Health
     Care Facilities 1st Mortgage VRD RB
     (LOC-Wells Fargo Bank N.A.)(a)(b)                2.28%     11/01/27       7,450          7,450,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Novant Health Obligated Group);
     Series 2004 A, Health Care Facilities VRD
     RB(b)                                            2.08%     11/01/34       1,850          1,850,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Person Memorial Hospital); Series
     2005, Health Care Facilities VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     01/01/35      14,005         14,005,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (The Presbyterian Home at
     Charlotte, Inc. Project); Series 2001, Health
     Care Facilities VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.11%     08/01/24       1,705          1,705,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Westcare Health System Obligated
     Group); Series 2002 A, Hospital VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     09/01/22       9,400          9,400,000
-------------------------------------------------------------------------------------------------------
  Piedmont Triad Airport Authority; Series 2008 A,
     Non-AMT Airport VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 2.10%     07/01/32       5,000          5,000,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  University of North Carolina at Chapel Hill
     Board of Governors; Series 2006 B, Commercial
     Paper Bonds                                      2.15%     06/04/08     $10,700     $   10,700,000
=======================================================================================================
                                                                                            209,520,000
=======================================================================================================


OHIO-2.16%

  ABN AMRO Munitops Ctfs. Trust (Olentangy Local
     School District); Series 2006-04, Multi-State
     Non-AMT Unlimited Tax VRD GO Ctfs.(b)(d)(e)      2.24%     06/01/14       2,865          2,865,000
-------------------------------------------------------------------------------------------------------
  American Municipal Power-Ohio Inc.; Series 2008
     A, Commercial Paper BAN (LOC-JPMorgan Chase
     Bank, N.A.)(a)                                   2.45%     04/04/08      23,251         23,251,000
-------------------------------------------------------------------------------------------------------
  Barberton (City of) School District; Series
     1998, School Improvement Unlimited Tax
     GO(g)(h)(i)                                      5.13%     11/01/08       2,000          2,053,462
-------------------------------------------------------------------------------------------------------
  Butler (County of) (CCAO Low Cost Capital Pooled
     Financing Program); Sr. Series 2005 A,
     Capital Funding VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.23%     06/01/35       6,395          6,395,000
-------------------------------------------------------------------------------------------------------
  Butler (County of) (Lifesphere Project); Series
     2002, Refunding & Healthcare Facilities
     Improvement VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.07%     05/01/27       4,970          4,970,000
-------------------------------------------------------------------------------------------------------
  Cleveland (City of) & Cuyahoga (County of) Port
     Authority (Carnegie/89th Garage & Service
     Center, LLC Project); Series 2007, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.20%     01/01/37       4,400          4,400,000
-------------------------------------------------------------------------------------------------------
  Cuyahoga (County of) (Cleveland Clinic Health
     System Obligated Group); Series 2003 B,
     Commercial Paper (LOC-Bank of America,
     N.A.)(a)                                         2.20%     05/02/08      11,000         11,000,000
-------------------------------------------------------------------------------------------------------
  Franklin (County of) Health Care Facilities (The
     Chelsea at First Community Village Project);
     Series 2005, Refunding & Improvement VRD RB
     (LOC-KBC Bank N.V.)(a)(b)(f)                     2.14%     03/01/36       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Hamilton (County of) (Cincinnati Childrens
     Hospital Medical Center Project); Series 2007
     M, Hospital Facilities VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.15%     05/15/37       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Hamilton (County of) (St. Xavier High School
     Project); Series 2003, Economic Development
     VRD RB (LOC-Fifth Third Bank)(a)(b)              2.21%     04/01/28       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Lake (County of) (Lake Hospital System, Inc.);
     Series 2002, Hospital Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     12/01/32      17,245         17,245,000
-------------------------------------------------------------------------------------------------------
  Marion (County of) (Pooled Lease Program);
     Series 1990, Hospital Improvement VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.18%     08/01/20       1,310          1,310,000
-------------------------------------------------------------------------------------------------------
  Ohio (State of) Economic Development (YMCA of
     Greater Cincinnati Project); Series 2001, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)         2.20%     11/01/21       2,085          2,085,000
-------------------------------------------------------------------------------------------------------
  Ohio State University (General Receipts);
     Series 2003, Sub. RB (INS-Financial Security
     Assurance Inc.)(c)                               5.00%     12/01/08       1,000          1,018,329
-------------------------------------------------------------------------------------------------------
     Series 2007 H, Commercial Paper Notes            1.25%     04/03/08       5,810          5,810,000
-------------------------------------------------------------------------------------------------------
  Salem (City of) (Salem Community Hospital
     Project); Series 2005, Refunding &
     Improvement Hospital Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.20%     09/01/35       3,750          3,750,000
-------------------------------------------------------------------------------------------------------
  Toledo (City of) & Lucas (County of) Port
     Authority (The Toledo Museum of Art Project);
     Series 1999, Multi-modal Cultural Facilities
     VRD RB (LOC-Fifth Third Bank)(a)(b)              2.26%     09/01/19       3,575          3,575,000
-------------------------------------------------------------------------------------------------------
  Toledo (City of); Series 2006, City Services
     Special Assessment Notes (LOC-State Street
     Bank & Trust Co.)(a)                             2.22%     12/01/08       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Warren (County of) (Otterbein Homes Project);
     Series 2007, Health Care Facilities
     Improvement VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.07%     07/01/31       1,315          1,315,000
=======================================================================================================
                                                                                            103,142,791
=======================================================================================================


OKLAHOMA-2.84%

  Oklahoma (County of) Finance Authority (Oxford
     Oaks, Watersedge & Gardens at Reding
     Apartments Projects); Series 2000, Refunding
     Multi-Family Housing VRD RB (CEP-Federal
     National Mortgage Association)(b)                2.14%     07/15/30      25,743         25,743,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (Capitol Dome Project); Series
     2001, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.31%     06/01/11       1,865          1,865,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (Inverness Village Project); Series
     2007 A, Refunding Continuing Care Retirement
     Community VRD RB (LOC-KBC Bank N.V.)(a)(b)(f)    2.08%     01/01/42      16,000         16,000,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Industries Authority
     (Obligated Group consisting of INTEGRIS
     Baptist Medical Center, Inc., INTEGRIS South
     Oklahoma City Hospital Corp. & INTEGRIS Rural
     Health, Inc.); Series 1999 B, Refunding VRD
     RB (INS-MBIA Insurance Corp.)(b)(c)              1.95%     08/15/29      31,065         31,065,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
OKLAHOMA-(CONTINUED)

  Oklahoma (State of) Turnpike Authority;
     Series 2006 D, Refunding Turnpike System
     Second Sr. VRD RB(b)                             2.00%     01/01/28     $14,000     $   14,000,000
-------------------------------------------------------------------------------------------------------
     Series 2006 F, Refunding Turnpike System
     Second Sr. VRD RB(b)                             2.00%     01/01/28      16,950         16,950,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Water Resources Board;
     Series 1994 A, State Loan Program VRD RB(b)      1.75%     09/01/23      14,455         14,455,000
-------------------------------------------------------------------------------------------------------
     Series 1995, State Loan Program VRD RB(b)        1.80%     09/01/24       4,680          4,680,000
-------------------------------------------------------------------------------------------------------
     Series 1997, State Loan Program VRD RB(b)        1.80%     09/01/26       4,135          4,135,000
-------------------------------------------------------------------------------------------------------
     Series 2003A, State Loan Program VRD RB(b)       3.54%     10/01/36       6,890          6,890,000
=======================================================================================================
                                                                                            135,783,000
=======================================================================================================


PENNSYLVANIA-6.99%

  Allegheny (County of) Hospital Development
     Authority (UPMC Senior Communities, Inc.);
     Series 2003, VRD RB (CEP-Federal National
     Mortgage Association)(b)                         2.21%     07/15/28       1,700          1,700,000
-------------------------------------------------------------------------------------------------------
  Beaver (County of) Industrial Development
     Authority (FirstEnergy Generation Corp.
     Project); Series 2006 A, Refunding Non-AMT
     VRD PCR (LOC-Barclays Bank PLC)(a)(b)(f)         1.25%     04/01/41      11,200         11,200,000
-------------------------------------------------------------------------------------------------------
  Berks (County of) Industrial Development
     Authority (CHF-Kutztown, LLC Project
     Servicing Kutztown University of
     Pennsylvania); Series 2007 A, Student Housing
     VRD RB (LOC-Citibank N.A.)(a)(b)                 2.24%     07/01/37      10,075         10,075,000
-------------------------------------------------------------------------------------------------------
  Bethlehem (City of) Area School District; Series
     2007, Unlimited Tax VRD GO (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.25%     01/01/32      19,000         19,000,000
-------------------------------------------------------------------------------------------------------
  Bucks (County of) Industrial Development
     Authority (Law School Admission Council, Inc.
     Project); Series 2003, Economic Development
     VRD RB (LOC-Allied Irish Banks PLC)(a)(b)(f)     2.10%     05/01/33       2,050          2,050,000
-------------------------------------------------------------------------------------------------------
  Butler (County of) General Authority (Hampton
     Township School District Project); Series
     2007, VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.11%     09/01/27       4,300          4,300,000
-------------------------------------------------------------------------------------------------------
  Butler (County of) General Authority (Mars Area
     School District Project); Series 2006,
     Refunding VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.15%     09/01/19       4,925          4,925,000
-------------------------------------------------------------------------------------------------------
  Chartiers Valley (Community of) Industrial &
     Commercial Development Authority (Asbury
     Villas); Series 2000 B, VRD IDR (LOC-Fifth
     Third Bank)(a)(b)                                2.25%     12/01/30       8,950          8,950,000
-------------------------------------------------------------------------------------------------------
  Chester (County of) Health & Education
     Facilities Authority (Jenners Pond Project);
     Series 2006, VRD RB (LOC-RBS Citizens
     N.A.)(a)(b)                                      2.10%     07/01/34       1,300          1,300,000
-------------------------------------------------------------------------------------------------------
  Chester (County of) Industrial Development
     Authority (Archdiocese of Philadelphia);
     Series 2001, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.70%     07/01/31       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Dauphin (County of) General Authority (School
     District Pooled Financing Program);
     Series 1986 Subseries W, VRD RB
     (INS-Financial Security Assurance Inc.)(b)(c)    2.24%     06/01/26       3,060          3,060,000
-------------------------------------------------------------------------------------------------------
     Series 1986, Subseries V, VRD RB
     (INS-Financial Security Assurance Inc.)(b)(c)    2.24%     06/01/26       9,000          9,000,000
-------------------------------------------------------------------------------------------------------
  Delaware (County of) Authority (Dunwoody
     Village); Series 2006, VRD RB (LOC-RBS
     Citizens, N.A.)(a)(b)                            2.13%     04/01/30       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Delaware (County of) Authority (White Horse
     Village Project); Series 2006 A, VRD RB
     (LOC-RBS Citizens, N.A.)(a)(b)                   1.20%     07/01/30       1,065          1,065,000
-------------------------------------------------------------------------------------------------------
  Delaware (County of) Industrial Development
     Authority (The Agnes Irwin School Project);
     Series 2003, Educational Facilities VRD RB
     (LOC-RBS Citizens, N.A.)(a)(b)                   2.10%     10/01/33       1,335          1,335,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Pennsylvania (State of)
     Public School Building Authority); Series
     2006-0161 A, VRD COP RB(b)(d)(e)                 2.30%     06/01/33      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  Emmaus (City of) General Authority; Series 2000
     A, Pennsylvania Loan Program VRD RB
     (INS-Financial Security Assurance Inc.)(b)(c)    2.24%     03/01/30       3,660          3,660,000
-------------------------------------------------------------------------------------------------------
  Erie (City of) City Water Authority; Series 2006
     A, VRD RB (INS-Financial Security Assurance
     Inc.)(b)(c)                                      2.20%     12/01/36       1,800          1,800,000
-------------------------------------------------------------------------------------------------------
  Harrisburg (City of) Authority (The School
     District of the City of Harrisburg Project);
     Series 2006, School VRD RB (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.23%     12/01/31      16,100         16,100,000
-------------------------------------------------------------------------------------------------------
  Harrisburg (City of) Authority; Series 2002 B,
     Refunding Water VRD RB (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.26%     07/15/17       3,335          3,335,000
-------------------------------------------------------------------------------------------------------
  Lancaster (County of) Convention Center
     Authority; Series 2007, Hotel Room Rental Tax
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.11%     03/01/47       3,680          3,680,000
-------------------------------------------------------------------------------------------------------
  Luzerne (County of); Series 2004, Unlimited Tax
     VRD GO (LOC-PNC Bank, N.A.)(a)(b)                2.14%     11/01/14       1,885          1,885,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

  Luzerne (County of) Convention Center Authority;
     Series 1998 A, Hotel Room Rental Tax VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.13%     09/01/28     $ 2,015     $    2,015,000
-------------------------------------------------------------------------------------------------------
  Luzerne (County of) Industrial Development
     Authority (Methodist Homes for the Aging of
     the Wyoming Conference Project); Series 2003,
     VRD IDR (LOC-Bank of New York Mellon)(a)(b)      2.30%     02/01/29       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Higher Education & Health
     Authority (Liberty Lutheran Services
     Project); Series 2004, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             2.13%     05/01/34       3,040          3,040,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Industrial Development
     Authority (Gloria Dei Project); Series 2006,
     VRD IDR (LOC-RBS Citizens, N.A.)(a)(b)           2.11%     01/01/23       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Industrial Development
     Authority (Philadelphia Presbytery Homes,
     Inc. Project); Series 2005 A, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.10%     07/01/35       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Nazareth (City of) Area School District; Series
     2007, Limited Tax VRD GO (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.24%     02/01/31       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Parkland (City of) School District; Series 2005,
     Unlimited Tax VRD GO (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.24%     06/01/22       9,245          9,245,000
-------------------------------------------------------------------------------------------------------
  Pennsbury (City of) School District; Series
     2005, Unlimited Tax VRD GO (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.23%     08/15/14       2,450          2,450,000
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program);
     Series 2001 H9-Susquehanna University, VRD RB
     (LOC-Allied Irish Banks PLC)(a)(b)(f)            2.14%     05/01/31       1,650          1,650,000
-------------------------------------------------------------------------------------------------------
     Series 2001 I4-Messiah College, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.14%     11/01/31       1,575          1,575,000
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Council of Independent
     Colleges & Universities Financing Program);
     Series 1997 A7-St. Joseph's University, VRD
     RB (LOC-Allied Irish Banks PLC)(a)(b)(f)         2.13%     04/01/27       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Washington & Jefferson
     Development Corp.); Series 2005 A, Student
     Housing VRD RB (LOC-UniCredito Italiano
     S.p.A.)(a)(b)                                    2.23%     11/01/36       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Turnpike Commission;
     Series 2006 B, Turnpike Multi-modal VRD RB(b)    3.40%     12/01/22       9,240          9,240,000
-------------------------------------------------------------------------------------------------------
  Philadelphia (City of) Hospital & Higher
     Education Facilities Authority (Wills Eye
     Hospital Project); Series 2000, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(e)         2.15%     11/01/30       3,095          3,095,000
-------------------------------------------------------------------------------------------------------
  Philadelphia (City of) Industrial Development
     Authority (Pennsylvania School for the Deaf);
     Series 2002, VRD IDR (LOC-RBS Citizens
     N.A.)(a)(b)                                      2.26%     11/01/32       2,665          2,665,000
-------------------------------------------------------------------------------------------------------
  Scranton (City of) & Lackawanna (County of)
     Health & Welfare Authority (The Community
     Medical Center Project); Series 2002,
     Hospital VRD RB (LOC-PNC Bank, N.A.)(a)(b)       2.14%     07/01/32       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Shippensburg (Borough of) Authority (Bethlehem
     Area School District Project); Series 2007,
     VRD RB (INS-Financial Security Assurance
     Inc.)(b)(c)                                      2.25%     07/01/31      20,400         20,400,000
-------------------------------------------------------------------------------------------------------
  Somerset (County of) Hospital Authority
     (Somerset Community Hospital Project); Series
     2007 A, Hospital VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      2.14%     03/01/17       5,890          5,890,000
-------------------------------------------------------------------------------------------------------
  Southcentral (Region of) General Authority
     (Wellspan Health Obligated Group);
     Series 2005 A, Refunding VRD RB(b)               3.50%     06/07/23      33,225         33,225,000
-------------------------------------------------------------------------------------------------------
     Series 2005 B, Refunding VRD RB(b)               3.50%     05/15/31      61,000         61,000,000
-------------------------------------------------------------------------------------------------------
  Upper St. Clair (Township of); Series 2008,
     Unlimited Tax VRD GO (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.25%     06/01/38       6,460          6,460,000
-------------------------------------------------------------------------------------------------------
  Washington (County of) Hospital Authority (The
     Washington Hospital Project); Series 2007 A,
     Hospital VRD RB (LOC-Wachovia Bank
     N.A.)(a)(b)                                      3.80%     07/01/37       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Westmoreland (County of) Industrial Development
     Authority; Series 2005 C, Health System VRD
     RB (LOC-Wachovia Bank, N.A.)(a)(b)               2.11%     07/01/27       5,235          5,235,000
-------------------------------------------------------------------------------------------------------
  Wilkes-Barre (City of); Series 2004 B, Unlimited
     Tax VRD GO (LOC-PNC Bank, N.A.)(a)(b)            2.14%     09/15/14       2,870          2,870,000
-------------------------------------------------------------------------------------------------------
  York (City of) General Authority (Harrisburg
     Parking Authority Project); Series 1996 C,
     Pooled Financing VRD RB (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.13%     09/01/26       5,330          5,330,000
-------------------------------------------------------------------------------------------------------
  York (County of) Industrial Development
     Authority (Philadelphia Electric Company
     Project); Series 1993 A, Refunding PCR
     (LOC-BNP Paribas)(a)(f)                          2.35%     04/04/08       2,000          2,000,000
=======================================================================================================
                                                                                            334,205,000
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
RHODE ISLAND-0.35%

  Rhode Island (State of) Health & Educational
     Building Corp. (Care New England Issue);
     Series 2008 B, Hospital Financing VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.10%     09/01/37     $ 4,200     $    4,200,000
-------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (Home & Hospice Care of Rhode
     Island Issue); Series 2008, Health Facilities
     VRD RB (LOC-RBS Citizens, N.A.)(a)(b)            2.10%     02/01/38       6,000          6,000,000
-------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (South County Hospital
     Healthcare System Issue); Series 2003 B,
     Refunding Hospital Financing VRD RB (LOC-RBS
     Citizens, N.A.)(a)(b)                            2.05%     09/15/33       6,700          6,700,000
=======================================================================================================
                                                                                             16,900,000
=======================================================================================================


SOUTH CAROLINA-2.64%

  Piedmont Municipal Power Agency;
     Series 1997 B, Refunding Electric VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 2.85%     01/01/19      33,350         33,350,000
-------------------------------------------------------------------------------------------------------
     Series 1997 C, Refunding Electric VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 6.00%     01/01/19      15,000         15,000,000
-------------------------------------------------------------------------------------------------------
     Series 2004 B-5, Refunding Electric VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 6.00%     01/01/31      37,605         37,605,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (South Carolina
     (State of) Public Service Authority);
     Series 10090, VRD RB(b)(d)(e)                    2.29%     01/01/22       8,925          8,925,000
-------------------------------------------------------------------------------------------------------
     Series 12304, VRD RB(b)(d)(e)                    2.33%     01/01/39       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Non-Profit Institutions
     of Higher Learning (Morris College Project);
     Series 1997, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(e)                                   2.15%     07/01/17       1,450          1,450,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Non-Profit Institutions
     of Higher Learning (Newberry College
     Project); Series 2005, Educational Facilities
     VRD RB (LOC-Branch Banking & Trust Co.)(a)(b)    2.28%     09/01/35       1,490          1,490,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Housing Finance and
     Development Authority (Runaway Bay Apartments
     Project); Series 2005, Refunding Multi-Family
     Rental Housing VRD RB (CEP-Federal National
     Mortgage Association)(b)                         2.23%     11/15/35       5,565          5,565,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Carolina Children's
     Home Project); Series 2003, Economic
     Development VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 2.28%     03/01/23       1,300          1,300,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Medical University
     Facilities Corp. Project); Series 2003,
     Economic Development VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.13%     01/01/13       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Presbyterian Home of
     South Carolina Project); Series 2003 A,
     Economic Development VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.15%     04/01/20       4,170          4,170,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (WUREF Development, LLC
     Project); Series 2002 A, Economic Development
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.13%     07/01/33       9,255          9,255,000
=======================================================================================================
                                                                                            126,010,000
=======================================================================================================


TENNESSEE-3.65%

  Chattanooga (City of) Health, Educational &
     Housing Facility Board (Windridge
     Apartments); Series 2003 A, Refunding Multi-
     Family Housing VRD RB (CEP-Federal National
     Mortgage Association)(b)                         2.25%     05/15/33       2,875          2,875,000
-------------------------------------------------------------------------------------------------------
  Cookeville (City of) Regional Medical Center
     Authority; Series 2006, VRD RB (LOC-Regions
     Bank)(a)(b)(e)                                   2.21%     03/01/36      32,790         32,790,000
-------------------------------------------------------------------------------------------------------
  Jackson (City of) Health, Educational & Housing
     Facility Board (Post House Jackson
     Apartments); Series 2002, Refunding Multi-
     Family Housing VRD RB (CEP-Federal National
     Mortgage Association)(b)                         2.25%     10/15/32       3,420          3,420,000
-------------------------------------------------------------------------------------------------------
  Knox (County of) Industrial Development Board
     (Cherokee Health Systems Project); Series
     2006, VRD IDR (LOC-Regions Bank)(a)(b)           2.21%     06/01/26       6,110          6,110,000
-------------------------------------------------------------------------------------------------------
  McMinn (County of) Industrial Development Board
     (Tennessee Wesleyan College Project); Series
     2006, VRD RB (LOC-Regions Bank)(a)(b)            2.23%     11/01/36       4,750          4,750,000
-------------------------------------------------------------------------------------------------------
  Memphis (City of);
     Series 2000, General Improvement Unlimited
     Tax GO(g)(h)(i)                                  5.00%     04/01/08       1,400          1,414,000
-------------------------------------------------------------------------------------------------------
     Series 2000, General Improvement Unlimited
     Tax GO(g)(h)(i)                                  5.25%     04/01/08       1,500          1,515,000
-------------------------------------------------------------------------------------------------------
  Morristown (City of) Health, Educational and
     Housing Facilities Board (All Saints
     Episcopal School, Inc. Project); Series 2001,
     VRD RB (LOC-SunTrust Bank)(a)(b)                 2.14%     08/01/16       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Health & Educational
     Facilities Board (Belmont University
     Project); Series 2005, Educational Facilities
     VRD RB (LOC-SunTrust Bank)(a)(b)                 2.08%     12/01/25      11,975         11,975,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Summit Apartments
     Project); Series 2006, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.21%     07/15/36     $ 4,200     $    4,200,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Chattanooga (City
     of) Industrial Development Board); Series
     12021, Lease Rental VRD RB(b)(d)(e)              2.40%     10/01/27      17,025         17,025,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Memphis College of Art
     Project); Series 2003, VRD RB (LOC-Regions
     Bank)(a)(b)                                      2.24%     08/01/23       3,585          3,585,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Southern College of Optometry
     Project); Series 2001, VRD RB (LOC-Allied
     Irish Banks PLC)(a)(b)(f)                        2.21%     06/01/26       4,900          4,900,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (St. Georges Independent
     School Project); Series 2007, VRD RB
     (LOC-Regions Bank)(a)(b)                         2.21%     08/01/34      23,620         23,620,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Trezevant Manor Project);
     Series 2007 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.21%     09/01/39       7,225          7,225,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Wynridge II Apartments
     Project); Series 2005, Refunding Multi-Family
     Housing VRD RB (CEP-Federal Home Loan
     Mortgage Corp.)(b)                               2.15%     12/01/30       6,890          6,890,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of); Series 2008 A, Refunding
     Unlimited Tax VRD GO(b)                          2.15%     03/01/22      17,355         17,355,000
-------------------------------------------------------------------------------------------------------
  Tennessee (State of) Local Development Authority
     (State Loan Programs); Series 2007 A, BAN        5.00%     06/30/08      22,000         22,068,257
-------------------------------------------------------------------------------------------------------
  Williamson (County of) Industrial Development
     Board (Currey Ingram Academy Project); Series
     2003, Educational Facilities VRD RB
     (LOC-SunTrust Bank)(a)(b)                        3.50%     04/01/23       1,100          1,100,000
=======================================================================================================
                                                                                            174,317,257
=======================================================================================================


TEXAS-10.61%

  ABN AMRO Munitops Ctfs. Trust (Alamo Community
     College District); Series 2006-85, Non-AMT
     Limited Tax VRD GO(b)(d)(e)                      2.26%     08/15/14       9,565          9,565,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Duncanville (City
     of) Independent School District); Series
     2006-22, Asset 14 Non-AMT Unlimited Tax VRD
     GO(b)(d)(e)                                      2.23%     02/15/14      11,000         11,000,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Eagle Mountain-
     Saginaw Independent School District); Series
     2007-11, Single Non-AMT School Building
     Unlimited Tax VRD GO(b)(d)(e)                    2.23%     08/15/13       7,995          7,995,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Edinburg (City
     of) Consolidated Independent School
     District); Series 2005-47, Single Non-AMT
     Unlimited Tax VRD GO(b)(d)(e)                    2.23%     02/15/13      10,945         10,945,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Harris (County
     of)); Series 2006-64, Sr. Lien Toll Road Non-
     AMT VRD RB(b)(d)(e)                              3.01%     08/15/30       9,750          9,750,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Leander (City of)
     Independent School District); Series 2002-16,
     Multi-State Non-AMT Unlimited Tax VRD
     GO(b)(d)(e)                                      2.23%     08/15/10       5,395          5,395,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops II Ctfs. Trust (Houston (City
     of) Independent School District); Series
     2007-32, Unlimited Tax VRD GO (CEP-Texas
     Permanent School Fund)(b)(d)(e)                  2.23%     02/15/22       9,785          9,785,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops II Ctfs. Trust (Marble Falls
     (City of) Independent School District);
     Series 2007-31, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School
     Fund)(b)(d)(e)                                   2.23%     08/15/14      10,215         10,215,000
-------------------------------------------------------------------------------------------------------
  Alamo Heights (City of) Higher Education
     Facilities Corp. (University of the Incarnate
     Word Project); Series 1999 A, Refunding
     Higher Education VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                2.10%     04/01/19       4,100          4,100,000
-------------------------------------------------------------------------------------------------------
  Aldine (City of) Independent School District;
     Series 2003, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(b)      3.75%     06/15/28       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Arlington (City of);
     Series 2005 A, Commercial Paper Notes GO         0.90%     07/10/08      11,500         11,500,000
-------------------------------------------------------------------------------------------------------
     Series 2005 A, Commercial Paper Notes GO         2.30%     07/10/08       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  Austin (County of) Industrial Development Corp.
     (Justin Industries Inc. Project); Series
     1984, VRD IDR (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.10%     12/01/14       1,250          1,250,000
-------------------------------------------------------------------------------------------------------
  Bell (County of) Health Facilities Development
     Corp. (Buckner Retirement Services, Inc.
     Obligated Group Project); Series 1998,
     Retirement Facility VRD RB(g)(h)(i)              5.00%     11/15/08       1,500          1,538,633
-------------------------------------------------------------------------------------------------------
  Brazoria (County of) Health Facilities
     Development Corp. (Brazosport Memorial
     Hospital); Series 1999, Hospital VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     07/01/13       7,100          7,100,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Eagle Tax-Exempt Trust (Harris (County of) Toll
     Road); Series 2002-6012 A, VRD COP(b)(d)(e)      2.30%     08/15/30     $ 1,580     $    1,580,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Houston (City of) Water
     & Sewer); Series 2002-6019 A, VRD
     COP(b)(d)(e)                                     2.30%     12/01/30       8,910          8,910,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Odessa (City of) & Ector
     (County of) Waterworks & Sewer System);
     Series 2001-4307 A, Refunding VRD COP
     RB(b)(d)(e)                                      2.30%     11/01/31       2,845          2,845,000
-------------------------------------------------------------------------------------------------------
  El Paso (City of) Independent School District;
     Series 2004 B, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(b)      2.15%     08/01/29       2,460          2,460,000
-------------------------------------------------------------------------------------------------------
  Garland (City of) Industrial Development
     Authority, Inc. (Carroll Co. Project); Series
     1984, VRD IDR (LOC-Wells Fargo Bank,
     N.A.)(a)(b)(e)                                   2.25%     12/01/14       2,800          2,800,000
-------------------------------------------------------------------------------------------------------
  Grand Prairie (City of) Housing Finance Corp.
     (Lincoln Property Co. No. 2188 Limited
     Partnership Project); Series 1993, Refunding
     Multi-Family Housing VRD RB (CEP-General
     Electric Corp.)(b)                               2.10%     06/01/10       3,100          3,100,000
-------------------------------------------------------------------------------------------------------
  Gulf Coast Waste Disposal Authority (Armco Inc.
     Project); Series 1998, Refunding RB (LOC-PNC
     Bank, N.A.)(a)(e)                                2.14%     12/01/08       7,640          7,640,000
-------------------------------------------------------------------------------------------------------
  Harris (County of); Series 2005 E, Sr. Lien Toll
     Road Commercial Paper RN                         2.25%     05/16/08       3,870          3,870,000
-------------------------------------------------------------------------------------------------------
  Harrison (County of) Health Facilities
     Development Corp. (Marshall Regional Medical
     Center Project); Series 2006, Hospital VRD RB
     (LOC-Regions Bank)(a)(b)                         2.21%     04/01/26       3,900          3,900,000
-------------------------------------------------------------------------------------------------------
  Hockley (County of) Industrial Development Corp.
     (AMOCO Project);
     Series 1983, VRD PCR(b)(f)                       1.75%     03/01/14      30,000         30,000,000
-------------------------------------------------------------------------------------------------------
     Series 1985, VRD PCR(b)(f)                       3.40%     11/01/19      10,640         10,640,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Alamo Heights (City of)
     Independent School District); Series 2005-
     980, Unlimited Tax VRD GO(b)(d)(e)               2.29%     02/01/12       1,715          1,715,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Bexar (County of)); Series
     2004-530, Limited Tax VRD GO(b)(d)(e)            2.29%     06/15/12       4,565          4,565,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Brownsville (City Of)); Series
     2005-1038, Unlimited Tax VRD GO(b)(d)(e)         3.50%     02/15/13       6,645          6,645,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Nueces River Authority);
     Series 2006-1412, VRD RB(b)(d)(e)                2.29%     07/15/13       1,945          1,945,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (San Antonio (City of) Electric
     & Gas Systems); Series 2007-2503, Refunding
     VRD RB(b)(d)(e)                                  2.29%     02/01/15       3,700          3,700,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Texas (State of)
     Transportation Commission); Series 2008-2481,
     Unlimited Tax Mobility Fund VRD GO(b)(d)(e)      2.29%     04/01/15       2,200          2,200,000
-------------------------------------------------------------------------------------------------------
  Mesquite (City of) Independent School District;
     Series 2003 A, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(b)      2.15%     08/01/29       1,405          1,405,000
-------------------------------------------------------------------------------------------------------
  Morgan Stanley & Co. Inc. Trust Floater Ctfs.
     (North East Independent School District);
     Series 2006-1668, Refunding Unlimited Tax VRD
     GO(b)(d)(e)                                      2.25%     02/01/27      14,795         14,795,000
-------------------------------------------------------------------------------------------------------
  Morgan Stanley & Co. Inc. Trust Floater Ctfs.
     (Texas (State of) Transportation Commission
     State Highway Fund); Series 2006-2033 A,
     First Tier VRD RB(b)(d)(e)                       2.16%     04/01/16      17,562         17,561,500
-------------------------------------------------------------------------------------------------------
  North Central (Region of) Health Facilities
     Development Corp. (Methodist Hospitals of
     Dallas); Series 1985 B, Hospital VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 3.25%     10/01/15       7,070          7,070,000
-------------------------------------------------------------------------------------------------------
  Northside Independent School District; Series
     2006 A, Refunding Unlimited Tax VRD GO
     (CEP-Texas Permanent School Fund)(b)             3.75%     08/01/33       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Northwest Independent School District; Series
     2006, School Building Unlimited Tax VRD GO
     (CEP-Texas Permanent School Fund)(b)             2.15%     02/15/31       7,145          7,145,000
-------------------------------------------------------------------------------------------------------
  Red River Educational Finance Corp. (The Parish
     Day School of the Episcopal Church of the
     Transfiguration Project); Series 2001 A,
     Educational VRD RB (LOC-Allied Irish
     Bank)(a)(b)(f)                                   2.25%     12/01/31       2,470          2,470,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Dallas (City of)
     Waterworks & Sewer System); Series 12044,
     Refunding & Improvement VRD RB(b)(d)(e)          2.28%     10/01/35      22,290         22,290,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Houston (City of)
     Airport System); Series 12022, Sub.-Lien VRD
     RB(b)(d)(e)                                      2.30%     07/01/28      13,520         13,520,000
-------------------------------------------------------------------------------------------------------
  San Antonio (City of) Independent School
     District; Series 1997, School Building
     Unlimited Tax GO(g)(h)(i)                        5.00%     08/15/08       1,000          1,008,795
-------------------------------------------------------------------------------------------------------
  San Antonio (City of) Water System; Series 2005
     A, Commercial Paper Notes                        1.95%     05/21/08      15,850         15,850,000
-------------------------------------------------------------------------------------------------------
  San Antonio (City of); Series 2006, Limited Tax
     GO                                               4.00%     02/01/09         965            979,644
-------------------------------------------------------------------------------------------------------
  San Gabriel (City of) Health Facilities
     Development Corp. (YMCA of Greater Williamson
     County Project); Series 2005, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     04/01/26       3,815          3,815,000
-------------------------------------------------------------------------------------------------------
  Tarrant (County of) Health Facilities
     Development Corp. (Adventist Health
     System/Sunbelt Obligated Group); Series 1998,
     Hospital RB(g)(h)(i)                             5.38%     11/15/08       7,805          8,041,746
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Tarrant (County of) Housing Finance Corp.
     (Sierra Springs Apartments Project); Series
     1999, Refunding Multi-Family Housing VRD RB
     (CEP-Federal National Mortgage
     Association)(b)                                  2.09%     02/15/27     $ 4,050     $    4,050,000
-------------------------------------------------------------------------------------------------------
  Texas (State of) Department of Housing and
     Community Affairs (NHP Foundation-Asmara
     Affordable Housing Inc. Project); Series
     2003, Refunding Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        3.65%     07/01/33       6,260          6,260,000
-------------------------------------------------------------------------------------------------------
  Texas (State of) Public Finance Authority;
     Series 2002 A, Commercial Paper Notes            1.15%     04/08/08       6,500          6,500,000
-------------------------------------------------------------------------------------------------------
  Texas (State of) Turnpike Authority (Central
     Texas Turnpike System); Series 2002, Second
     Tier BAN                                         5.00%     06/01/08      13,250         13,287,014
-------------------------------------------------------------------------------------------------------
  Texas (State of); Series 2007, Limited Tax TRAN     4.50%     08/28/08       5,000          5,025,515
-------------------------------------------------------------------------------------------------------
  Texas A&M University System Board of Regents
     (Revenue Financing System); Series 2004 B,
     Commercial Paper RN                              1.05%     04/07/08       1,675          1,675,000
-------------------------------------------------------------------------------------------------------
  Travis (County of) Housing Finance Corp. (The
     College Houses Project); Series 2006, Student
     Housing VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.05%     12/01/36       5,425          5,425,000
-------------------------------------------------------------------------------------------------------
  Tyler (City of) Independent School District;
     Series 2006 A, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(b)      2.15%     02/15/25      12,300         12,300,000
-------------------------------------------------------------------------------------------------------
  University of Texas Board of Regents (Permanent
     University Fund); Series 2006 A, Refunding RB    5.00%     07/01/08      10,680         10,727,478
-------------------------------------------------------------------------------------------------------
  University of Texas Board of Regents (Revenue
     Financing System);
     Series 2007 A, Commercial Paper Notes            3.20%     04/15/08       9,044          9,044,000
-------------------------------------------------------------------------------------------------------
     Series 2007 A, Commercial Paper Notes            2.80%     06/06/08      24,672         24,672,000
-------------------------------------------------------------------------------------------------------
     Series 2008 B, VRD RB(b)                         2.10%     08/01/16       9,500          9,500,000
-------------------------------------------------------------------------------------------------------
     Series 2008 B, VRD RB(b)                         2.07%     08/01/32      20,660         20,660,000
-------------------------------------------------------------------------------------------------------
     Series 2008 B, VRD RB(b)                         2.10%     08/01/39      11,400         11,400,000
-------------------------------------------------------------------------------------------------------
  Upper Trinity Regional Water District (Regional
     Treated Water Supply System); Series 2008 A,
     Commercial Paper RN (LOC-Bank of America,
     N.A.)(a)                                         1.70%     04/09/08       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Harris (County of) Toll Road);
     Series 2003-B16, Refunding Sr. Lien VRD
     RB(b)(d)(e)                                      2.30%     08/15/25      16,000         16,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Texas Board of
     Regents);
     Series 2003-B14, VRD RB(b)(d)(e)                 2.25%     08/15/22       7,955          7,955,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C82, Refunding VRD RB (Acquired
     09/05/07; Cost $10,705,000)(b)(d)(e)(j)          2.30%     07/01/21      10,705         10,705,000
=======================================================================================================
                                                                                            507,291,325
=======================================================================================================


UTAH-0.50%

  Duchesne School District Municipal Building
     Authority; Series 2005, Lease VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      2.26%     06/01/21         900            900,000
-------------------------------------------------------------------------------------------------------
  Murray (City of) (IHC Health Services, Inc.);
     Series 2003 B, Hospital VRD RB(b)                2.07%     05/15/36       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
     Series 2005 C, Hospital VRD RB(b)                2.15%     05/15/37       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Sanpete (County of) School Facility (Wasatch
     Academy); Series 2003, Multi-Mode VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      2.26%     08/01/28         800            800,000
-------------------------------------------------------------------------------------------------------
  University of Utah Board of Regents; Series
     1998, Hospital RB(g)(h)(i)                       5.25%     08/01/08       2,570          2,607,948
-------------------------------------------------------------------------------------------------------
  Utah (State of) Water Finance Agency (Timpanogos
     Loan Financing Program); Series 1998 B,
     RB(g)(h)(i)                                      5.00%     06/01/08       1,500          1,507,461
-------------------------------------------------------------------------------------------------------
  Utah (State of); Series 1998 A, Unlimited Tax
     GO(g)(h)(i)                                      5.00%     07/01/08       7,325          7,380,548
=======================================================================================================
                                                                                             23,695,957
=======================================================================================================


VERMONT-0.29%

  Vermont (State of) Economic Development
     Authority (Wake Robin Corp. Project); Series
     1999 B, Mortgage RB(g)(h)(i)                     6.75%     03/01/09       5,720          6,039,252
-------------------------------------------------------------------------------------------------------
  Vermont (State of) Educational & Health
     Buildings Financing Agency (North Country
     Hospital Project); Series 2007 A, VRD RB
     (LOC-Toronto-Dominion Bank)(a)(b)(f)             1.20%     10/01/34       1,250          1,250,000
-------------------------------------------------------------------------------------------------------
  Vermont (State of) Educational & Health
     Buildings Financing Agency (Rutland Regional
     Medical Center Project); Series 2001 A,
     Hospital VRD RB (LOC-Toronto-Dominion
     Bank)(a)(b)(f)                                   1.20%     04/01/15       3,555          3,555,000
-------------------------------------------------------------------------------------------------------
  Vermont (State of) Industrial Development
     Authority (Central Vermont Public Service
     Corp.-East Barnet Project); Series 1984,
     Hydroelectric VRD IDR (LOC-RBS Citizens
     N.A.)(a)(b)                                      2.00%     12/01/13       3,200          3,200,000
=======================================================================================================
                                                                                             14,044,252
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
VIRGINIA-0.76%

  Chesapeake Bay Bridge & Tunnel District; Series
     2008 A, Refunding General Resolution VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     05/28/21     $ 6,250     $    6,250,000
-------------------------------------------------------------------------------------------------------
  Fairfax (County of) Economic Development
     Authority (Government Center Properties);
     Series 2003, Refunding Lease RB                  5.00%     05/15/08       4,495          4,501,720
-------------------------------------------------------------------------------------------------------
  Fairfax (County of) Industrial Development
     Authority (Fairfax Hospital System, Inc.);
     Series 1988 C, Obligation VRD RB(b)              2.10%     10/01/25       2,970          2,970,000
-------------------------------------------------------------------------------------------------------
  Fairfax (County of) Industrial Development
     Authority (Inova Health System Project);
     Series 2005 C-1, Health Care VRD RB(b)           2.10%     05/15/26       4,355          4,355,000
-------------------------------------------------------------------------------------------------------
  Lexington (City of) Industrial Development
     Authority (V.M.I. Development Board, Inc.
     Project); Series 2006, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           1.20%     12/01/36       9,075          9,075,000
-------------------------------------------------------------------------------------------------------
  Newport News (City of) Industrial Development
     Authority (Christopher Newport University
     Foundations Projects); Series 2006,
     Educational Facilities VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.13%     08/01/36       3,375          3,375,000
-------------------------------------------------------------------------------------------------------
  Roanoke (City of) Industrial Development
     Authority (Carilion Health System Obligated
     Group); Series 2005, Hospital VRD RB
     (INS-Financial Security Assurance Inc.)(b)(c)    1.20%     07/01/27       1,615          1,615,000
-------------------------------------------------------------------------------------------------------
  Spotsylvania (County of) Economic Development
     Authority (Civil War Preservation Trust
     Project); Series 2007, VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      2.09%     04/01/27       4,000          4,000,000
=======================================================================================================
                                                                                             36,141,720
=======================================================================================================


WASHINGTON-2.34%

  ABN AMRO Munitops Ctfs. Trust (Seattle (City of)
     Municipal Light & Power); Series 2002-12,
     Multi-State Non-AMT VRD Ctfs.(b)(d)(e)           2.24%     03/01/09       9,755          9,755,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Seattle (City
     of)); Series 2003-7, Multi-State Non-AMT
     Limited Tax VRD GO Ctfs.(b)(d)(e)                2.26%     07/01/10      10,685         10,685,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Skagit (County
     of) Public Hospital District No. 1); Series
     2004-37, Multi-State Non-AMT Unlimited VRD GO
     Ctfs.(b)(d)(e)                                   3.01%     12/01/12       8,235          8,235,000
-------------------------------------------------------------------------------------------------------
  Bremerton (City of) (Kitsap Regional Conference
     Center Parking Garage); Series 2003, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                2.12%     12/01/28       5,105          5,105,000
-------------------------------------------------------------------------------------------------------
  Energy Northwest (Project No. 3); Series 2003 D-
     3-2, Refunding Electric VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           4.50%     07/01/18      10,400         10,400,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Washington (State of));
     Series 2004-593, Unlimited Tax VRD
     GO(b)(d)(e)                                      2.29%     07/01/12       3,585          3,585,000
-------------------------------------------------------------------------------------------------------
     Series 2008-2480, Unlimited Tax VRD
     GO(b)(d)(e)                                      2.29%     01/01/16       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  King (County of) Economic Enterprise Corp.
     (Puget Sound Blood Center Project); Series
     1998, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)         2.30%     04/01/23       4,400          4,400,000
-------------------------------------------------------------------------------------------------------
  Lake Tapps Parkway Properties;
     Series 1999 A, Special VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.36%     12/01/19       3,829          3,829,000
-------------------------------------------------------------------------------------------------------
     Series 1999 B, Special VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.36%     12/01/19       2,400          2,400,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Seattle (City of)
     Water System); Series 11144, Refunding VRD
     RB(b)(d)(e)                                      2.29%     09/01/33       2,995          2,995,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Seattle (Port
     of)); Series 638, VRD RB(b)(d)(e)                2.59%     12/01/23      10,640         10,640,000
-------------------------------------------------------------------------------------------------------
  Seattle (City of) Housing Authority (Bayview
     Manor Project); Series 1994 B, Low Income
     Housing Assistance VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.30%     05/01/19       2,365          2,365,000
-------------------------------------------------------------------------------------------------------
  Seattle (Port of) Industrial Development Corp.
     (Sysco Food Services of Seattle, Inc.
     Project); Series 1994, Refunding VRD RB(b)       2.15%     11/01/25       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (National Healthcare, Research &
     Education Finance Corp.); Series 2000, Lease
     VRD RB (LOC-BNP Paribas)(a)(b)(f)                3.65%     01/01/32       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Swedish Health Services); Series
     2006, VRD RB (LOC-Citibank, N.A.)(a)(b)(e)       2.18%     11/15/26      21,315         21,315,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Riverview Retirement Community Project);
     Series 1997, Elderly Housing VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                2.30%     07/01/22       1,645          1,645,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (The Northwest School Project); Series 2005,
     Non-Profit VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.15%     06/01/32       2,000          2,000,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

  Washington (State of) Housing Finance Commission
     (YMCA of Columbia-Willamette); Series 1999,
     Non-Profit VRD RB (LOC-U.S. Bank, N.A.)(a)(b)    2.26%     08/01/24     $ 2,200     $    2,200,000
=======================================================================================================
                                                                                            111,954,000
=======================================================================================================


WEST VIRGINIA-0.08%

  Harrison (County of) County Commission (Fox
     Grocery Co. Project); Series 1991, Refunding
     VRD IDR (LOC-Wachovia Bank, N.A.)(a)(b)          2.14%     06/01/14       2,780          2,780,000
-------------------------------------------------------------------------------------------------------
  Harrison (County of) Building Commission
     (Maplewood Retirement Community Project);
     Series 1998, Health Care RB(g)(h)(i)             5.25%     04/01/08       1,000          1,020,000
=======================================================================================================
                                                                                              3,800,000
=======================================================================================================


WISCONSIN-3.23%

  Kenosha (County of) Unified School District No.
     1; Series 2005 A, Refunding Unlimited Tax GO     5.00%     04/01/08       5,580          5,580,000
-------------------------------------------------------------------------------------------------------
  Mequon-Thiensville (Cities of) School District;
     Series 2007, TRAN                                4.25%     09/05/08      11,500         11,534,805
-------------------------------------------------------------------------------------------------------
  Milwaukee (City of) (Goodwill Industries of
     Southeastern Wisconsin & Metropolitan
     Chicago, Inc. Issue); Series 1999, VRD IDR
     (LOC-U.S. Bank, N.A.)(a)(b)(e)                   2.10%     07/01/19       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  Milwaukee (City of) Redevelopment Authority
     (Cathedral Place Parking Facility Project);
     Series 2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.10%     05/01/25       2,340          2,340,000
-------------------------------------------------------------------------------------------------------
  Milwaukee (City of); Series 2008 C2, Commercial
     Paper Promissory Notes GO (LOC-State Street
     Bank & Trust Co.)(a)                             2.10%     05/02/08       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Rock (County of); Series 2007, Promissory Notes
     Unlimited Tax GO                                 4.25%     07/10/08       2,500          2,502,958
-------------------------------------------------------------------------------------------------------
  University of Wisconsin Hospitals & Clinics
     Authority; Series 1997, Hospital VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 6.00%     04/01/26       5,675          5,675,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Fort Healthcare, Inc.);
     Series 2007 A, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.33%     05/01/37      18,700         18,700,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Froedtert & Community
     Health, Inc. Obligated Group);
     Series 2005 B, VRD RB(b)                         4.50%     04/01/30       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
     Series 2005 C, VRD RB(b)                         2.70%     04/01/35      55,200         55,200,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Gundersen Lutheran);
     Series 2000 A, VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            1.33%     12/01/15      19,400         19,400,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Indian Community School
     of Milwaukee, Inc. Project); Series 2007, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)         2.20%     12/01/36       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Mequon Jewish Campus,
     Inc. Project); Series 2003, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.15%     07/01/28       6,245          6,245,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of);
     Series 2005 B, Unlimited Tax GO(i)               4.00%     05/01/08       2,750          2,750,603
-------------------------------------------------------------------------------------------------------
     Series 2007, Operating Notes                     4.50%     06/16/08      11,300         11,317,201
=======================================================================================================
                                                                                            154,345,567
=======================================================================================================


WYOMING-0.30%

  Gillette (City of) (Pacificorp Project); Series
     1988, Refunding Customized Purchase Floating
     VRD PCR (LOC-Barclays Bank PLC)(a)(b)(f)         2.13%     01/01/18       7,100          7,100,000
-------------------------------------------------------------------------------------------------------
  Sweetwater (County of) (Pacificorp Project);
     Series 1988 A, Refunding Customized Purchase
     PCR (LOC-Barclays Bank PLC)(a)(f)                0.95%     06/10/08       7,050          7,050,000
=======================================================================================================
                                                                                             14,150,000
=======================================================================================================
TOTAL INVESTMENTS(k)(l)-99.09% (Cost
  $4,736,725,048)                                                                         4,736,725,048
=======================================================================================================
OTHER ASSETS LESS LIABILITIES-0.91%                                                          43,273,915
=======================================================================================================
NET ASSETS-100.00%                                                                       $4,779,998,963
_______________________________________________________________________________________________________
=======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        TAX-FREE CASH RESERVE PORTFOLIO

Investment Abbreviations:

AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
INS      - Insurer
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Option Tender
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax-Exempt Receipts
RAC      - Revenue Anticipation Certificates
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
Unsec.   - Unsecured
VRD      - Variable Rate Demand
Wts.     - Warrants


Notes to Schedule of Investments:

(a) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(b) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2008.
(c) Principal and/or interest payments are secured by the bond insurance company listed.
(d) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(e) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2008 was $808,651,500, which represented 16.92% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(f) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(g) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)   Advance refunded.
(i)   Secured by an escrow fund of U.S. Government obligations.
(j) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at March 31, 2008 represented 0.22% of the Fund's Net Assets.
(k) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

      ENTITIES                                                       PERCENTAGE
      -------------------------------------------------------------------------
      MBIA Insurance Corp.                                              12.5%
      -------------------------------------------------------------------------
      Financial Security Assurance Inc.                                 11.2
      -------------------------------------------------------------------------
      JPMorgan Chase Bank, N.A.                                          5.7
      -------------------------------------------------------------------------
      Wachovia Bank, N.A.                                                5.0
      _________________________________________________________________________
      =========================================================================



(l)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        TAX-FREE CASH RESERVE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2008




ASSETS:

Investments, at value (Cost
  $4,736,725,048)                        $4,736,725,048
-------------------------------------------------------
Cash                                         61,615,945
-------------------------------------------------------
Receivables for:
  Investments sold                           29,369,804
-------------------------------------------------------
  Interest                                   23,595,443
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             102,507
-------------------------------------------------------
Other assets                                     94,917
=======================================================
     Total assets                         4,851,503,664
_______________________________________________________
=======================================================


LIABILITIES:

Payables for:
  Investments purchased                      60,262,410
-------------------------------------------------------
  Dividends                                  10,444,122
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              362,704
-------------------------------------------------------
Accrued distribution fees                       180,055
-------------------------------------------------------
Accrued trustees' and officer's fees
  and benefits                                   15,844
-------------------------------------------------------
Accrued transfer agent fees                      32,953
-------------------------------------------------------
Accrued operating expenses                      206,613
=======================================================
     Total liabilities                       71,504,701
=======================================================
Net assets applicable to shares
  outstanding                            $4,779,998,963
_______________________________________________________
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $4,780,072,278
-------------------------------------------------------
Undistributed net realized gain (loss)          (73,315)
=======================================================
                                         $4,779,998,963
_______________________________________________________
=======================================================



NET ASSETS:

Institutional Class                      $3,256,571,692
_______________________________________________________
=======================================================
Private Investment Class                 $  249,372,209
_______________________________________________________
=======================================================
Personal Investment Class                $   34,464,427
_______________________________________________________
=======================================================
Cash Management Class                    $  789,752,787
_______________________________________________________
=======================================================
Reserve Class                            $   60,788,848
_______________________________________________________
=======================================================
Resource Class                           $  242,372,470
_______________________________________________________
=======================================================
Corporate Class                          $  146,676,530
_______________________________________________________
=======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                       3,256,556,192
_______________________________________________________
=======================================================
Private Investment Class                    249,350,700
_______________________________________________________
=======================================================
Personal Investment Class                    34,461,285
_______________________________________________________
=======================================================
Cash Management Class                       789,773,540
_______________________________________________________
=======================================================
Reserve Class                                60,785,666
_______________________________________________________
=======================================================
Resource Class                              242,368,215
_______________________________________________________
=======================================================
Corporate Class                             146,693,187
_______________________________________________________
=======================================================
  Net asset value, offering and
     redemption price per share for
     each class                          $         1.00
_______________________________________________________
=======================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


30        TAX-FREE CASH RESERVE PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended March 31, 2008




INVESTMENT INCOME:

Interest                                                                            $138,673,628
================================================================================================


EXPENSES:

Advisory fees                                                                          8,281,026
------------------------------------------------------------------------------------------------
Administrative services fees                                                             630,465
------------------------------------------------------------------------------------------------
Custodian fees                                                                           166,473
------------------------------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                                             1,005,061
------------------------------------------------------------------------------------------------
  Personal Investment Class                                                              265,773
------------------------------------------------------------------------------------------------
  Cash Management Class                                                                  517,525
------------------------------------------------------------------------------------------------
  Reserve Class                                                                          183,286
------------------------------------------------------------------------------------------------
  Resource Class                                                                         523,441
------------------------------------------------------------------------------------------------
  Corporate Class                                                                         54,341
------------------------------------------------------------------------------------------------
Transfer agent fees                                                                      361,396
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                128,873
------------------------------------------------------------------------------------------------
Other                                                                                    467,442
================================================================================================
     Total expenses                                                                   12,585,102
================================================================================================
Less:   Fees waived                                                                   (1,956,708)
================================================================================================
     Net expenses                                                                     10,628,394
================================================================================================
Net investment income                                                                128,045,234
================================================================================================
Net realized gain (loss)                                                                 (64,510)
================================================================================================
Net increase in net assets resulting from operations                                $127,980,724
________________________________________________________________________________________________
================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


31        TAX-FREE CASH RESERVE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2008 and 2007



                                                                                2008              2007
-----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $  128,045,234    $  132,984,782
-----------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                        (64,510)           32,903
===========================================================================================================
     Net increase in net assets resulting from operations                     127,980,724       133,017,685
===========================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                                         (90,092,433)      (83,121,765)
-----------------------------------------------------------------------------------------------------------
  Private Investment Class                                                     (5,907,971)       (6,493,421)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class                                                      (955,425)         (988,410)
-----------------------------------------------------------------------------------------------------------
  Cash Management Class                                                       (16,534,933)      (23,466,226)
-----------------------------------------------------------------------------------------------------------
  Reserve Class                                                                  (393,176)         (450,089)
-----------------------------------------------------------------------------------------------------------
  Resource Class                                                               (8,334,594)      (13,110,320)
-----------------------------------------------------------------------------------------------------------
  Corporate Class                                                              (5,826,702)       (5,354,551)
===========================================================================================================
     Decrease in net assets resulting from distributions                     (128,045,234)     (132,984,782)
===========================================================================================================
Share transactions-net:
  Institutional Class                                                         386,399,200       978,081,281
-----------------------------------------------------------------------------------------------------------
  Private Investment Class                                                     64,205,316       (35,832,005)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class                                                       794,543        12,767,640
-----------------------------------------------------------------------------------------------------------
  Cash Management Class                                                        68,418,687        37,687,595
-----------------------------------------------------------------------------------------------------------
  Reserve Class                                                                48,055,399        (6,320,201)
-----------------------------------------------------------------------------------------------------------
  Resource Class                                                             (138,677,567)       39,659,821
-----------------------------------------------------------------------------------------------------------
  Corporate Class                                                             (13,522,471)      152,199,233
===========================================================================================================
     Net increase in net assets resulting from share transactions             415,673,107     1,178,243,364
===========================================================================================================
     Net increase in net assets                                               415,608,597     1,178,276,267
===========================================================================================================


NET ASSETS:

  Beginning of year                                                         4,364,390,366     3,186,114,099
===========================================================================================================
  End of year (including undistributed net investment income of $0 and
     $0, respectively)                                                     $4,779,998,963    $4,364,390,366
___________________________________________________________________________________________________________
===========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


32        TAX-FREE CASH RESERVE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

March 31, 2008


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

  The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

        The Fund files tax returns in the U.S. federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.


33        TAX-FREE CASH RESERVE PORTFOLIO

I. OTHER RISKS -- The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.

        Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through June 30, 2008. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest: (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposits accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, to be effective as of May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  For the year ended March 31, 2008, the Advisor waived advisory fees of $1,151,284.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the year ended March 31, 2008, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended March 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust, pursuant to a transfer agency and service agreement, has agreed to pay Invesco Aim Investment Services, Inc. ("IAIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  Under the terms of a master distribution agreement between Invesco Aim Distributors, Inc. ("IADI") and the Trust, IADI acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, IADI has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through at least June 30, 2008. Pursuant to the Plan, for the year ended March 31, 2008, 12b-1 fees before fee waiver under this agreement are shown in the Statement of Operations as distribution fees. Fees incurred after fee waivers under this agreement for Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, and Resource Class were $502,531, $194,900, $414,020, $159,459, and $418,753, respectively.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

34        TAX-FREE CASH RESERVE PORTFOLIO

Pursuant to these procedures, for the year ended March 31, 2008, the Fund engaged in securities sales of $415,033,043, which resulted in net realized gains (losses) of $0, and securities purchases of $205,811,174.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the year ended March 31, 2008, the Fund paid legal fees of $12,722 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--CASH BALANCES

The Fund is permitted to temporarily overdraft or leave balances in its account with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Fund for such activity, the Fund may either (i) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated by earning additional interest; or (ii) pay to or receive from BNY Mellon compensation at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended March 31, 2008 and 2007 was as follows:

                                                                                2008             2007
---------------------------------------------------------------------------------------------------------
Distributions paid from ordinary income                                     $128,045,234     $132,984,782
_________________________________________________________________________________________________________
=========================================================================================================



TAX COMPONENTS OF NET ASSETS:

As of March 31, 2008, the components of net assets on a tax basis were as follows:

                                                                                        2008
-------------------------------------------------------------------------------------------------
Undistributed ordinary income                                                      $      355,109
-------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation)-investments                                         (6,864)
-------------------------------------------------------------------------------------------------
Temporary book/tax differences                                                           (355,109)
-------------------------------------------------------------------------------------------------
Capital loss carryforward                                                                 (16,396)
-------------------------------------------------------------------------------------------------
Post-October capital loss deferral                                                        (50,055)
-------------------------------------------------------------------------------------------------
Shares of beneficial interest                                                       4,780,072,278
=================================================================================================
Total net assets                                                                   $4,779,998,963
_________________________________________________________________________________________________
=================================================================================================




  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. Cost of investments for tax purposes is $4,736,731,912.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund has a capital loss carryforward as of March 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
March 31, 2013                                                                       $ 1,941
-----------------------------------------------------------------------------------------------
March 31, 2016                                                                        14,455
===============================================================================================
Total capital loss carryforward                                                      $16,396
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


35        TAX-FREE CASH RESERVE PORTFOLIO

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                               MARCH 31, 2008(a)                         MARCH 31, 2007
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 29,180,701,441     $ 29,180,701,441      28,605,247,846     $ 28,605,247,846
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               683,053,539          683,053,539         800,043,681          800,043,681
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              147,256,006          147,256,006          90,121,993           90,121,993
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                6,287,611,982        6,287,611,982       6,677,587,019        6,677,587,019
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           89,382,790           89,382,790          95,804,362           95,804,362
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       1,682,213,737        1,682,213,737       3,099,970,711        3,099,970,711
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      1,492,840,952        1,492,840,952         627,214,023          627,214,023
==================================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                     50,778,338           50,778,338          51,555,761           51,555,761
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                 4,943,626            4,943,626           5,521,451            5,521,451
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   38,268               38,268             106,122              106,122
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   14,407,512           14,407,512          17,866,095           17,866,095
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              328,466              328,466             444,003              444,003
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           8,318,683            8,318,683          12,020,615           12,020,615
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            843,794              843,794             240,992              240,992
==================================================================================================================================

Reacquired:
  Institutional Class                                (28,845,080,579)     (28,845,080,579)    (27,678,722,326)     (27,678,722,326)
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (623,791,849)        (623,791,849)       (841,397,137)        (841,397,137)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (146,499,731)        (146,499,731)        (77,460,475)         (77,460,475)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               (6,233,600,807)      (6,233,600,807)     (6,657,765,519)      (6,657,765,519)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          (41,655,857)         (41,655,857)       (102,568,566)        (102,568,566)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,829,209,987)      (1,829,209,987)     (3,072,331,505)      (3,072,331,505)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (1,507,207,217)      (1,507,207,217)       (475,255,782)        (475,255,782)
==================================================================================================================================
                                                         415,673,107     $    415,673,107       1,178,243,364     $  1,178,243,364
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 8--SIGNIFICANT EVENT

The Board of Trustees of the Trust approved on December 13, 2007 and the shareholders approved on February 29, 2008, an Agreement and Plan of Reorganization (the "Plan"). The Plan provides for the restructuring of the Fund as a new series portfolio (the "New Fund") of Short-Term Investments Trust, an existing open-end management investment company organized as a Delaware statutory trust, the transfer of all the Fund's assets and liabilities to the New Fund and the termination of the Fund as a designated series of the Trust (the "Restructuring"). The Restructuring occurred on April 30, 2008. The operations of the New Fund following the Restructuring are substantially similar to those of the Fund.


36        TAX-FREE CASH RESERVE PORTFOLIO

NOTE 9--FINANCIAL HIGHLIGHTS



The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CORPORATE CLASS
                                                               ----------------------------------------------
                                                                                            SEPTEMBER 8, 2005
                                                                 YEAR ENDED MARCH 31,         (COMMENCEMENT
                                                               ------------------------          DATE) TO
                                                                 2008            2007         MARCH 31, 2006
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   1.00        $   1.00           $ 1.00
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.03            0.03             0.01
-------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                     (0.03)          (0.03)           (0.01)
=============================================================================================================
Net asset value, end of period                                 $   1.00        $   1.00           $ 1.00
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(a)                                                    3.24%           3.38%            1.52%
_____________________________________________________________________________________________________________
=============================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $146,677        $160,208           $8,017
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.25%(b)        0.25%            0.25%(c)
=============================================================================================================
  Without fee waivers and/or expense reimbursements                0.28%(b)        0.28%            0.30%(c)
=============================================================================================================
Ratio of net investment income to average net assets               3.20%(b)        3.33%            2.46%(c)
_____________________________________________________________________________________________________________
=============================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b) Ratios are annualized and based on average daily net assets of $181,138,455.
(c)  Annualized.



37        TAX-FREE CASH RESERVE PORTFOLIO

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing. The parties settled this case and it was dismissed with prejudice on May 6, 2008.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.



38        TAX-FREE CASH RESERVE PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees of Tax-Free Investments Trust and Corporate Class Shareholders of Tax-Free Cash Reserve Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Free Cash Reserve Portfolio (the "Fund") at March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the Corporate Class financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and Corporate Class financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

May 15, 2008
Houston, Texas




39        TAX-FREE CASH RESERVE PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder in the Corporate Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007, through March 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (10/01/07)   (03/31/08)(1)   PERIOD(2)     (03/31/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Corporate       $1,000.00      $1,014.60       $1.26       $1,023.75       $1.26        0.25%
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period October 1, 2007, through March 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half year.


40        TAX-FREE CASH RESERVE PORTFOLIO

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on December          A. Nature, Extent and Quality of          relevant factors, the Board concluded that
12-13, 2007, the Board of Trustees of              Services to be Provided by the         the Fund's sub-advisory fees were fair and
Tax-Free Investments Trust (the "Board"),          Affiliated Sub-Advisors                reasonable.
including a majority of the independent
trustees, voting separately, approved the    The Board reviewed the services to be           D. Financial Resources of the
sub-advisory agreement for Tax-Free Cash     provided by the Affiliated Sub-Advisors            Affiliated Sub-Advisors
Reserve Portfolio (the "Fund"), effective    under the sub-advisory agreement and the
on or about May 1, 2008. In so doing, the    credentials and experience of the officers   The Board considered whether each
Board determined that the sub-advisory       and employees of the Affiliated              Affiliated Sub-Advisor is financially
agreement is in the best interests of the    Sub-Advisors who will provide these          sound and has the resources necessary to
Fund and its shareholders and that the       services. The Board concluded that the       perform its obligations under the
compensation to AIM Funds Management Inc.    nature, extent and quality of the services   sub-advisory agreement, and concluded that
(AIM Funds Management Inc. anticipates       to be provided by the Affiliated             each Affiliated Sub-Advisor has the
changing its name to Invesco Trimark         Sub-Advisors were appropriate. The Board     financial resources necessary to fulfill
Investment Management Inc. on or prior to    noted that the Affiliated Sub-Advisors,      these obligations.
December 31, 2008), Invesco Asset            which have offices and personnel that are
Management Deutschland, GmbH, Invesco        geographically dispersed in financial
Asset Management Ltd., Invesco Asset         centers around the world, have been formed
Management (Japan) Limited, Invesco          in part for the purpose of researching and
Australia Limited, Invesco Global Asset      compiling information and making
Management (N.A.), Inc., Invesco Hong Kong   recommendations on the markets and
Limited, Invesco Institutional (N.A.),       economies of various countries and
Inc., and Invesco Senior Secured             securities of companies located in such
Management, Inc. (collectively, the          countries or on various types of
"Affiliated Sub-Advisors") under the         investments and investment techniques, and
sub-advisory agreement is fair and           providing investment advisory services.
reasonable.                                  The Board concluded that the sub-advisory
                                             agreement will benefit the Fund and its
   The independent trustees met separately   shareholders by permitting Invesco Aim to
during their evaluation of the               utilize the additional resources and
sub-advisory agreement with independent      talent of the Affiliated Sub-Advisors in
legal counsel from whom they received        managing the Fund.
independent legal advice, and the
independent trustees also received              B. Fund Performance
assistance during their deliberations from
the independent Senior Officer, a            The Board did not view Fund performance as
full-time officer of the AIM Funds who       a relevant factor in considering whether
reports directly to the independent          to approve the sub-advisory agreement for
trustees. The sub-advisory agreement was     the Fund, as no Affiliated Sub-Advisor
considered separately for the Fund,          currently serves as sub-advisor to the
although the Board also considered the       Fund.
common interests of all of the AIM Funds
in their deliberations. The Board               C. Sub-Advisory Fees
comprehensively considered all of the
information provided to them and did not     The Board considered the services to be
identify any particular factor that was      provided by the Affiliated Sub-Advisors
controlling. Furthermore, each trustee may   pursuant to the sub-advisory agreement and
have evaluated the information provided      the services to be provided by Invesco Aim
differently from one another and             pursuant to the Fund's advisory agreement,
attributed different weight to the various   as well as the allocation of fees between
factors.                                     Invesco Aim and the Affiliated
                                             Sub-Advisors pursuant to the sub-advisory
   Set forth below is a discussion of the    agreement. The Board noted that the
material factors and related conclusions     sub-advisory fees have no direct effect on
that formed the basis for the Board's        the Fund or its shareholders, as they are
approval of the sub-advisory agreement for   paid by Invesco Aim to the Affiliated
the Fund.                                    Sub-Advisors, and that Invesco Aim and the
                                             Affiliated Sub-Advisors are affiliates.
                                             After taking account of the Fund's
                                             contractual sub-advisory fee rate, as well
                                             as other


41   TAX-FREE CASH RESERVE PORTFOLIO

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended March 31, 2008:

     FEDERAL INCOME TAX
     ------------------
     Tax-Exempt Interest Dividends*                         100%



     * The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended June 30, 2007, September 30, 2007 and December 31, 2007 were 100%, 100%, and 100%, respectively.


42        TAX-FREE CASH RESERVE PORTFOLIO

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of Tax-Free Cash Reserve Portfolio, an investment portfolio of Tax-Free Investments Trust, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

(4) Approve an Agreement and Plan of Reorganization that provides for the restructuring of the Fund as a new series portfolio of Short-Term Investments Trust, an existing open-end management investment company organized as a Delaware statutory trust, the transfer of all of the Fund's assets and liabilities to the new series portfolio and the termination of the Fund as a designated series of the Trust.

The results of the voting on the above matters were as follows:


                                                                                                 WITHHELD/
      MATTER                                                                VOTES FOR          ABSTENTIONS**
------------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker.....................................................   1,564,840,741          20,342,614
      Frank S. Bayley..................................................   1,564,840,741          20,342,614
      James T. Bunch...................................................   1,564,840,741          20,342,614
      Bruce L. Crockett................................................   1,564,840,741          20,342,614
      Albert R. Dowden.................................................   1,564,840,741          20,342,614
      Jack M. Fields...................................................   1,564,840,741          20,342,614
      Martin L. Flanagan...............................................   1,564,840,741          20,342,614
      Carl Frischling..................................................   1,564,840,741          20,342,614
      Prema Mathai-Davis...............................................   1,564,840,741          20,342,614
      Lewis F. Pennock.................................................   1,564,840,741          20,342,614
      Larry Soll, Ph.D.................................................   1,564,840,741          20,342,614
      Raymond Stickel, Jr..............................................   1,564,840,741          20,342,614
      Philip A. Taylor.................................................   1,564,840,741          20,342,614




                                                                                                WITHHELD/            BROKER
                                                     VOTES FOR            VOTES AGAINST        ABSTENTIONS         NON-VOTES
-----------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's
      Agreement and Declaration of Trust that
      would permit the Board of Trustees of the
      Trust to terminate the Trust, the Fund, and
      each other series portfolio of the Trust, or
      a share class without a shareholder vote....     645,077,342         639,466,348          28,667,670        271,971,995
(3)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM
      Funds Management, Inc.; Invesco Asset
      Management Deutschland, GmbH; Invesco Asset
      Management Limited; Invesco Asset Management
      (Japan) Limited; Invesco Australia Limited;
      Invesco Global Asset Management (N.A.),
      Inc.; Invesco Hong Kong Limited; Invesco
      Institutional (N.A.), Inc.; and Invesco
      Senior Secured Management, Inc..............   1,405,715,759          22,367,724          41,697,989        244,803,817
(4)   Approve an Agreement and Plan of
      Reorganization that provides for the
      restructuring of the Fund as a new series
      portfolio of Short-Term Investments Trust,
      an existing open-end management investment
      company organized as a Delaware statutory
      trust, the transfer of all of the Fund's
      assets and liabilities to the new series
      portfolio and the termination of the Fund as
      a designated series Trust...................   1,393,721,217          30,917,608          45,142,648        244,803,816



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of Tax-Free Investments Trust.

** Includes Broker Non-Votes.


43        TAX-FREE CASH RESERVE PORTFOLIO

TRUSTEES AND OFFICERS


The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 104 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.


                                                                                                          OTHER TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND        TRUSTEE AND/                                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE      OR OFFICER    PRINCIPAL OCCUPATION(S)                                      HELD BY
TRUST                          SINCE         DURING PAST 5 YEARS                                          TRUSTEE/DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------

 INTERESTED PERSONS
----------------------------------------------------------------------------------------------------------------------------------

 Martin L.                     2007          Executive Director, Chief Executive Officer and President,   None
 Flanagan(1) -- 1960                         Invesco Ltd. (ultimate parent of Invesco Aim and a global
 Trustee                                     investment management firm); Chairman, Invesco Aim
                                             Advisors, Inc. (registered investment advisor); Director,
                                             Chairman, Chief Executive Officer and President, IVZ Inc.
                                             (holding company); INVESCO North American Holdings, Inc.
                                             (holding company); Chairman and President, INVESCO Group
                                             Services, Inc. (service provider); Trustee, The AIM Family of Funds(R); Vice Chairman, Investment Company Institute;
                                             and Member of Executive Board, SMU Cox School of Business

                                             Formerly: Director, Chief Executive Officer and President,
                                             Invesco Holdings Company Limited (parent of Invesco Aim and a global investment management firm) Director, Invesco Ltd;
                                             President, Co-Chief Executive Officer, Co-President, Chief
                                             Operating Officer and Chief Financial Officer, Franklin
                                             Resources, Inc. (global investment management organization)
----------------------------------------------------------------------------------------------------------------------------------

 Philip A. Taylor(2) -- 1954   2006          Director, Chief Executive Officer and President, AIM Mutual  None
 Trustee and Executive                       Fund Dealer Inc. (registered broker dealer), Invesco Aim
 Vice President                              Advisors, Inc., AIM Funds Management Inc. d/b/a INVESCO
                                             Enterprise Services (registered investment advisor and
                                             registered transfer agent), 1371 Preferred Inc. (holding
                                             company); Trimark Corporate Class Inc. (formerly AIM
                                             Trimark Global Fund Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc. (corporate mutual fund
                                             company): Director, Chairman, Chief Executive Officer and
                                             President, Invesco Aim Management Group, Inc. (financial
                                             services holding company) and Invesco Aim Capital
                                             Management, Inc. (registered investment advisor); Director and President, INVESCO Funds Group, Inc. (registered
                                             investment advisor and register transfer agent) and AIM GP
                                             Canada Inc. (general partner for a limited partnership);
                                             Director, Invesco Aim Distributors, Inc. (registered broker dealer); Director and Chairman, Invesco Aim Investment
                                             Services, Inc. (registered transfer agent), and INVESCO
                                             Distributors, Inc. (registered broker dealer); Director,
                                             President and Chairman, IVZ Callco Inc. (holding company);
                                             INVESCO Inc. (holding company) and AIM Canada Holdings Inc.
                                             (holding company); Trustee, President and Principal
                                             Executive Officer of The AIM Family of Funds--Registered
                                             Trademark-- (other than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and Tax-Free Investments
                                             Trust); Trustee and Executive Vice President, The AIM
                                             Family of Funds--Registered Trademark-- (AIM Treasurer's
                                             Series Trust, Short-Term Investments Trust and Tax-Free
                                             Investments Trust only); and Manager, Invesco PowerShares
                                             Capital Management LLC

                                             Formerly: Director and Chairman, Fund Management Company
                                             (former registered broker dealer); President and Principal
                                             Executive Officer, The AIM Family of Funds--Registered
                                             Trademark-- (AIM Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free Investments Trust only);
                                             Chairman, AIM Canada Holdings, Inc.; President, AIM Trimark
                                             Global Fund Inc. and AIM Trimark Canada Fund Inc.; and
                                             Director, Trimark Trust (federally regulated Canadian Trust
                                             Company)

----------------------------------------------------------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------

 Bruce L. Crockett -- 1944     1992          Chairman, Crockett Technology Associates (technology         ACE Limited (insurance
 Trustee and Chair                           consulting company)                                          company); and Captaris,
                                                                                                          Inc. (unified messaging
                                                                                                          provider)

----------------------------------------------------------------------------------------------------------------------------------


 Bob R. Baker -- 1936          2003          Retired                                                      None
 Trustee

----------------------------------------------------------------------------------------------------------------------------------


 Frank S. Bayley -- 1939       2001          Retired                                                      None
 Trustee
                                             Formerly: Partner, law firm of Baker & McKenzie; and
                                             Director Badgley Funds, Inc. (registered investment
                                             company) (2 portfolios)

----------------------------------------------------------------------------------------------------------------------------------


 James T. Bunch -- 1942        2003          Founder, Green, Manning & Bunch Ltd., (investment banking    None
 Trustee                                     firm)

                                             Formerly: Director, Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation

----------------------------------------------------------------------------------------------------------------------------------


 Albert R. Dowden -- 1941      2000          Director of a number of public and private business          None
 Trustee                                     corporations, including the Boss Group Ltd. (private
                                             investment and management), Reich & Tang Funds (Chairman)
                                             (registered investment company) (7 portfolios), Daily
                                             Income Fund (4 portfolios), California Daily Tax Free
                                             Income Fund, Inc., Connecticut Daily Tax Free Income Fund,
                                             Inc. and New Jersey Daily Municipal Fund, Inc., Annuity and
                                             Life Re (Holdings), Ltd. (insurance company), and
                                             Homeowners of America Holding Corporation (property
                                             casualty company)

                                             Formerly: Director, CompuDyne Corporation (provider of
                                             product and services to the public security market);
                                             Director, President and Chief Executive Officer, Volvo
                                             Group North America, Inc.; Senior Vice President, AB Volvo;
                                             Director of various affiliated Volvo companies; and
                                             Director, Magellan Insurance Company

----------------------------------------------------------------------------------------------------------------------------------


 Jack M. Fields -- 1952        1997          Chief Executive Officer, Twenty First Century Group, Inc.
 Trustee                                     (government affairs company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P. (cattle, hunting,
                                             corporate entertainment)
                                             Formerly: Chief Executive Officer, Texana Timber LP          Administaff
                                             (sustainable forestry company); and Discovery Global
                                             Education Fund (non-profit)

----------------------------------------------------------------------------------------------------------------------------------


 Carl Frischling -- 1937       1992          Partner, law firm of Kramer Levin Naftalis and Frankel LLP   Director, Reich & Tang
 Trustee                                                                                                  Funds) (15 portfolios)

----------------------------------------------------------------------------------------------------------------------------------


 Prema Mathai-Davis -- 1950    1998          Formerly: Chief Executive Officer, YWCA of the USA           None
 Trustee

----------------------------------------------------------------------------------------------------------------------------------


 Lewis F. Pennock -- 1942      1992          Partner, law firm of Pennock & Cooper                        None
 Trustee

----------------------------------------------------------------------------------------------------------------------------------


 Larry Soll -- 1942            2003          Retired                                                      None
 Trustee

----------------------------------------------------------------------------------------------------------------------------------


 Raymond Stickel,              2005          Retired
 Jr. -- 1944
 Trustee
                                             Formerly: Partner, Deloitte & Touche; and Director,          None
                                             Mainstay VP Series Funds, Inc. (25 portfolios)

----------------------------------------------------------------------------------------------------------------------------------



(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.


44        TAX-FREE CASH RESERVE PORTFOLIO

                                                                                                            OTHER TRUSTEESHIP(S)/
                                 TRUSTEE AND/                                                               DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND          OR OFFICER    PRINCIPAL OCCUPATION(S)                                      HELD BY
POSITION(S) HELD WITH THE TRUST  SINCE         DURING PAST 5 YEARS                                          TRUSTEE/DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

 OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

 Karen Dunn Kelley -- 1960       1992          Head of Invesco's World Wide Fixed Income and Cash           N/A
 President and Principal                       Management Group; Director of Cash Management and Senior
 Executive Officer                             Vice President, Invesco Aim Advisors, Inc. and Invesco Aim
                                               Capital Management, Inc; Senior Vice President, Invesco Aim
                                               Management Group Inc. Vice President, The AIM Family of
                                               Funds--Registered Trademark-- (other than AIM Treasurer's
                                               Series Trust, Short-Term Investments Trust and Tax-Free
                                               Investments Trust); and President and Principal Executive
                                               Officer, The AIM Family of Funds--Registered Trademark--
                                               (AIM Treasurer's Series Trust, Short-Term Investments Trust
                                               and Tax-Free Investments Trust only)

                                               Formerly: Director and President, Fund Management Company;
                                               Chief Cash Management Officer and Managing Director,
                                               Invesco Aim Capital Management, Inc.; Vice President,
                                               Invesco Aimff Advisors, Inc. and The AIM Family of Funds--
                                               Registered Trademark-- (AIM Treasurer's Series Trust,
                                               Short-Term Investments Trust and Tax-Free Investments Trust
                                               only)

------------------------------------------------------------------------------------------------------------------------------------

 Russell C. Burk -- 1958         2005          Senior Vice President and Senior Officer of The AIM Family   N/A
 Senior Vice President and                     of Funds--Registered Trademark--
 Senior Officer
                                               Formerly: Director of Compliance and Assistant General
                                               Counsel, ICON Advisers, Inc.; Financial Consultant, Merrill
                                               Lynch; General Counsel and Director of Compliance, ALPS
                                               Mutual Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------


 John M. Zerr -- 1962            2006          Director, Senior Vice President, Secretary and General       N/A
 Senior Vice President, Chief                  Counsel, Invesco Aim Management Group, Inc., Invesco Aim
 Legal Officer and Secretary                   Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                               Senior Vice President and Secretary, Invesco Aim
                                               Distributors, Inc.; Director and Vice President, INVESCO
                                               Funds Group Inc.; Senior Vice President, Chief Legal
                                               Officer and Secretary of The AIM Family of Funds--
                                               Registered Trademark--; and Manager, Invesco PowerShares
                                               Capital Management LLC


                                               Formerly: Director, Vice President and Secretary, fund
                                               Management company; Vice President, Invesco Aim Capital
                                               Management, Inc.; Chief Operating Officer, Senior Vice
                                               President, General Counsel, and Secretary, Liberty Ridge
                                               Capital, Inc. (an investment adviser); Vice President and
                                               Secretary, PBHG Funds (an investment company); Vice
                                               President and Secretary, PBHG Insurance Series Fund (an
                                               investment company); General Counsel and Secretary, Pilgrim
                                               Baxter Value Investors (an investment adviser); Chief
                                               Operating Officer, General Counsel and Secretary, Old
                                               Mutual Investment Partners (a broker-dealer); General
                                               Counsel and Secretary, Old Mutual Fund Services (an
                                               administrator); General Counsel and Secretary, Old Mutual
                                               Shareholder Services (a shareholder servicing center);
                                               Executive Vice President, General Counsel and Secretary,
                                               Old Mutual Capital, Inc. (an investment adviser); and Vice
                                               President and Secretary, Old Mutual Advisors Funds (an
                                               investment company)

------------------------------------------------------------------------------------------------------------------------------------


 Lisa O. Brinkley -- 1959        2004          Global Compliance Director, Invesco Ltd.; and Vice           N/A
 Vice President                                President of The AIM Family of Funds--Registered
                                               Trademark--




                                               Formerly: Senior Vice President, A I M Management Group
                                               Inc. (financial services holding company); Senior Vice
                                               President and Chief Compliance Officer, A I M Advisors,
                                               Inc. and The AIM Family of Funds--Registered Trademark--;
                                               Vice President and Chief Compliance Officer, A I M Capital
                                               Management, Inc. and A I M Distributors, Inc.; Vice
                                               President, AIM Investment Services, Inc. and Fund
                                               Management Company; Senior Vice President and Chief
                                               Compliance Officer of The AIM Family of Funds--Registered
                                               Trademark--; and Senior Vice President and Compliance
                                               Director, Delaware Investments Family of Funds

------------------------------------------------------------------------------------------------------------------------------------


 Kevin M. Carome -- 1956         2003          Senior Vice President and General Counsel, Invesco Ltd.;
 Vice President                                Director, INVESCO Funds Group, Inc.; and Vice President of
                                               The AIM Family of Funds--Registered Trademark--


                                               Formerly: Director, Senior Vice President, Secretary and     N/A
                                               General Counsel, Invesco Aim Management Group, Inc. and
                                               Invesco Aim Advisors, Inc.; Senior Vice President, Invesco
                                               Aim Distributors, Inc.; Director, General Counsel and Vice
                                               President, Fund Management Company; Vice President, Invesco
                                               Aim Capital Management, Inc. and Invesco Investment
                                               Services, Inc.; Senior Vice President, Chief Legal Officer
                                               and Secretary of The AIM Family of Funds--Registered
                                               Trademark--;  Director and Vice President, INVESCO
                                               Distributors, Inc.; and Chief Executive Officer and
                                               President, INVESCO Funds Group, Inc.

------------------------------------------------------------------------------------------------------------------------------------


 Sidney M. Dilgren -- 1961       2004          Vice President, Invesco Aim Advisors, Inc. and Invesco Aim   N/A
 Vice President, Principal                     Capital Management, Inc.; and Vice President, Treasurer and
 Financial Officer and                         Principal Financial Officer of The AIM Family of Funds--
 Treasurer                                     Registered Trademark--


                                               Formerly: Fund Treasurer, Invesco Aim Advisors, Inc.;
                                               Senior Vice President, Invesco Aim Investment Services,
                                               Inc.; and Vice President, Invesco Aim Distributors, Inc.

------------------------------------------------------------------------------------------------------------------------------------


 Lance A. Rejsek -- 1967         2005          Anti-Money Laundering Compliance Officer, Invesco Aim        N/A
 Anti-Money Laundering                         Advisors, Inc., Invesco Aim Capital Management, Inc.,
 Compliance Officer                            Invesco Aim Distributors, Inc., Invesco Aim Investment
                                               Services, Inc., Invesco AIM Private Asset Management, Inc.,
                                               Fund Management Company and The AIM Family of Funds--
                                               Registered Trademark--

                                               Formerly: Anti-Money Laundering Compliance Officer, Fund
                                               Management Company; and Manager of the Fraud Prevention
                                               Department, Invesco Aim Investment Services, Inc.

------------------------------------------------------------------------------------------------------------------------------------

 Todd L. Spillane -- 1958        2006          Senior Vice President, Invesco Aim Management Group, Inc.;   N/A
 Chief Compliance Officer                      Senior Vice President and Chief Compliance Officer, Invesco
                                               Aim Advisors, Inc. and Invesco Aim Capital Management,
                                               Inc.; Chief Compliance Officer of The AIM Family of Funds--
                                               Registered Trademark--, Invesco Global Asset Management
                                               (N.A.), Inc., (registered investment advisor), Invesco
                                               Institutional (N.A.), Inc., (registered investment
                                               advisor), Invesco Private Capital Investments, Inc.
                                               (holding company), Invesco Private Capital, Inc.
                                               (registered investment advisor) and Invesco Senior Secured
                                               Management, Inc. (registered investment advisor); and Vice
                                               President, Invesco Aim Distributors, Inc., Invesco AIM
                                               Investment Services, Inc.

                                               Formerly: Vice President, Invesco Aim Capital Management,
                                               Inc.; and Fund Management Company; Global Head of Product
                                               Development, AIG-Global Investment Group, Inc.; and Chief
                                               Compliance Officer and Deputy General Counsel, AIG-
                                               SunAmerica Asset Management

------------------------------------------------------------------------------------------------------------------------------------



The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.


OFFICE OF THE FUND        INVESTMENT ADVISOR         DISTRIBUTOR                AUDITORS
11 Greenway Plaza         Invesco Aim Advisors,      Invesco Aim Distributors,  PricewaterhouseCoopers
Suite 100                 Inc.                       Inc.                       LLP
Houston, TX 77046-1173    11 Greenway Plaza          11 Greenway Plaza          1201 Louisiana Street
                          Suite 100                  Suite 100                  Suite 2900
                          Houston, TX 77046-1173     Houston, TX 77046-1173     Houston, TX 77002-5678



COUNSEL TO THE FUND       COUNSEL TO THE             TRANSFER AGENT             CUSTODIAN
Stradely Ronon Stevens &  INDEPENDENT TRUSTEES       Invesco Aim Investment     The Bank of New York
Young, LLP                Kramer, Levin, Naftalis &  Services, Inc.             2 Hanson Place
2600 One Commerce Square  Frankel LLP                P.O. Box 4739              Brooklyn, NY 11217-1431
Philadelphia, PA 19103-   1177 Avenue of the         Houston, TX 77210-4739
7599                      Americas
                          New York, NY 10036-2714





45        TAX-FREE CASH RESERVE PORTFOLIO

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Funds provide a complete list of their holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Funds' semiannual and annual reports to shareholders. For the first and third quarters, the Funds file the list with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Funds' shares and prospective investors, may obtain access to the Web site by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this Web page.
Shareholders can also look up each Fund's Form N-Q filings on the SEC Web site, sec.gov. Each Fund's Form N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference
Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on "Proxy Policy." The information is also available on the SEC Web site,
sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the "About Us" tab, click on "Required Notices" and then click on "Proxy
Voting Activity." Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

Invesco Aim --service mark-- is a service mark of Invesco Aim Management Group,
Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco
Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management
LLC are the investment advisors for the products and services represented by
Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Invesco Institutional (N.A.),
Inc., Invesco Senior Secured Management, Inc., Invesco Global Asset Management
(N.A.), Inc., AIM Funds Management Inc. (DBA AIM Trimark Investments), Invesco
Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco
Trimark) on or prior to Dec. 31, 2008. Invesco Aim Distributors, Inc. is the
distributor for the retail mutual funds, exchange-traded funds and U.S.
institutional money market funds represented by Invesco Aim. All entities are                                     [INVESCO AIM LOGO]
indirect, wholly owned subsidiaries of Invesco Ltd.                                                                --SERVICE MARK--

invescoaim.com   TFIT-AR-2   Invesco Aim Distributors, Inc.


                                  TAX-FREE CASH RESERVE PORTFOLIO

                                  Institutional Class

                                  Annual Report to Shareholders o March 31, 2008

[INVESCO AIM LOGO]
 --SERVICE MARK--

     [MOUNTAIN GRAPHIC]

2    Letters to Shareholders
4    Fund Data
5    Schedule of Investments
30   Financial Statements
33   Notes to Financial Statements
37   Financial Highlights
39   Auditor's Report
40   Fund Expenses
41   Approval of Sub -Advisory Agreement
42   Tax Information
43   Results of Proxy
44   Trustees and Officers

Unless otherwise stated, information presented in this report is as of March 31, 2008, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

                    Dear Shareholders:

                    We are pleased to present this report on the performance of the Institutional Class of Tax-Free Cash Reserve
                    Portfolio, part of Invesco Aim Cash Management, for the 12 months ended March 31, 2008. Thank you for investing with us.

   [DUNN KELLEY        While continuing to maintain a relatively short maturity structure to help manage the liquidity needs of our
      PHOTO]        clients, a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields was utilized to provide competitive returns.
Karen Dunn Kelley
                       The Fund also continued to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the Fund's overall credit quality, market price exposure and management.

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

U.S. economic growth, while remaining positive, slowed considerably during the second half of the period covered by this report.
Gross domestic product (GDP) rose at an annualized rate of 3.8%, 4.9% and 0.6%1 in the second, third and fourth quarters of 2007, respectively. Early estimates put first-quarter 2008 GDP growth at an annualized rate of 0.6%.(1)

   This slowdown was due to a number of factors, including weakness in the housing market, rising energy prices, a credit "crunch"
and slowing consumer spending. These same factors caused the U.S. stock market to decline and become more volatile during the second half of the fiscal year.

   In response to these trends, the U.S. Federal Reserve Board (the Fed) aggressively lowered short-term interest rates. In six separate actions, the Fed cut its federal funds target rate by a total of 300 basis points, or 3.0%.2 By lowering this key short-term interest rate from 5.25% to 2.25%(2), the Fed hoped to stimulate economic growth. Decreases in the federal funds target rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities.

   In March 2008, the Fed also expanded its lending authority and increased liquidity in an effort to ensure the smooth functioning of financial markets. The central bank extended a line of credit to JPMorgan Chase to buy troubled investment bank Bear Stearns and it created a new program to provide loans directly to large investment banks. Previously, only commercial banks were eligible for such loans. Near the end of the fiscal year, the Fed promised to "act in a timely manner as needed to promote sustainable economic growth and price stability."

   The yield curve began the fiscal year somewhat inverted, with three-month Treasury bills yielding 5.03% and 30-year Treasuries yielding 4.84%.3 By the close of the fiscal year, the yield curve was much more normal, with yields declining across the board. As of March 31, 2008, three-month Treasury bills yielded 1.37% while 30-year Treasuries yielded 4.31%.(3)

IN CONCLUSION

On March 31, 2008, AIM Investments became Invesco Aim. With our new name came a new logo and a new look -- and a new brand. We believe our new brand highlights the strength of global diversification that we can provide shareholders by combining Invesco's worldwide resources and AIM's 30-year tradition of delivering quality investment products to the U.S. marketplace.

   As one of the world's largest and most diversified global investment organizations, Invesco has more than 500 investment professionals operating in investment centers in 25 cities and a presence in 12 countries. As of March 31, 2008, Invesco had approximately $470 billion in assets under management globally. To learn more, visit our Web site, invescoaim.com.

   All of us at Invesco Aim are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our
Cash Management representatives at 800 659 1005.

Sincerely,


/S/ KAREN DUNN KELLEY

Karen Dunn Kelley
Executive Vice President
Invesco Aim Distributors, Inc.

May 19, 2008

(1)  Bureau of Economic Analysis

(2)  U.S. Federal Reserve Board

(3)  Lehman Brothers Inc.

Invesco Aim Cash Management is a brand name encompassing products and services provided by one or more subsidiaries of Invesco Ltd.


2   TAX-FREE CASH RESERVE PORTFOLIO

                    Dear Fellow AIM Fund Shareholders:

                    Communication is always important and even more so in times of market volatility. On behalf of your Board of
                    Trustees, I intend to keep you informed on events relating to the governance of the portfolios of Invesco Aim
                    Cash Management and to assure you that the Board supports management's continuing investment discipline focused
    [CROCKETT       on the highest credit quality consistent with safety, liquidity and yield. At the same time, improved
      PHOTO]        performance, reduced shareholder costs and high ethical standards remain key areas of focus for your Board.

  Bruce Crockett       Your Board's membership and standing committees have changed a bit recently. Ruth Quigley retired from Board service at the end of 2007, after serving since 1998, and we thank her for her many contributions. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, formerly chaired by Ruth, has been reorganized and has taken on additional responsibilities as the Valuation, Distribution and
Proxy Oversight Committee under the chairmanship of Carl Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee in a normal rotation of duties.

   Your interests are our first priority and for that reason we want to maintain a two-way channel of communication with you. The value of this communication between the Board and shareholders of the AIM Funds has been noted within and beyond the Invesco Aim community. Morningstar, the mutual fund tracking company, has commented favorably on communications between the Board of Trustees of the AIM Funds and their shareholders in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07). If you have comments or questions about any areas relating to fund governance, I encourage you to contact me by email at bruce@brucecrockett.com.

   Your Board looks forward to keeping you informed about your funds and to another year of diligent governance on your behalf.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

May 19, 2008


3   TAX-FREE CASH RESERVE PORTFOLIO

FUND DATA

====================================================================================================================================
INSTITUTIONAL CLASS DATA AS OF 3/31/08

             YIELDS                         WEIGHTED AVERAGE MATURITY                 TOTAL
7-DAY SEC YIELD   MONTHLY YIELD   RANGE DURING FISCAL YEAR   AT FISCAL YEAR END     NET ASSETS
     2.29%            2.75%             19 - 36 days               19 days        $3.25 billion

The performance data quoted above represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted above. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. You may obtain performance data current to the most recent month-end by visiting invescoaim.com. The SEC yield listed above reflects fee waivers and/or expense reimbursements in effect for the period. Had the advisor not waived fees and/or reimbursed expenses, your 7-day SEC yield would have been 2.26%.

====================================================================================================================================

FUND COMPOSITION BY MATURITY

====================================================================================================================================

IN DAYS, AS OF 3/31/08   FUND OBJECTIVE AND STRATEGY

1-7               84.6%  The Fund seeks as high a level of tax-exempt income as is consistent with the preservation of capital and
8-30               1.9   maintenance of liquidity. We invest in high quality, short-term municipal obligations, seeking to provide
31-90              6.7   income exempt from federal taxation. The portfolio structure is driven to some extent by the supply and
91-180             5.5   availability of municipal securities. Liquidity is managed with daily and weekly variable-rate demand
181+               1.3   notes.

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940.

====================================================================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


4   TAX-FREE CASH RESERVE PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2008




                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-99.09%

ALABAMA-0.75%

  Greater Montgomery Educational Building
     Authority (The Saint James School Project);
     Series 2003-A, Educational Facilities VRD RB
     (LOC-Regions Bank)(a)(b)                         2.26%     06/01/23     $   460     $      460,000
-------------------------------------------------------------------------------------------------------
  Gulf Shores (City of) Medical Clinic Board
     (Colonial Pinnacle MOB, LLC Project); Series
     2007, Non-AMT VRD RB (LOC-Regions Bank)(a)(b)    2.31%     07/01/34       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Huntsville (City of); Series 2002 G, Unlimited
     Tax VRD GO Wts. (LOC-Regions Bank)(a)(b)         2.21%     07/01/22       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Mobile (City of) Downtown Redevelopment
     Authority (Lafayette Plaza Hotel Project);
     Series 2007-A, Non-AMT VRD RB (LOC-Regions
     Bank)(a)(b)                                      2.25%     05/01/32       6,360          6,360,000
-------------------------------------------------------------------------------------------------------
  Mobile (City of) Industrial Development Board
     (Holnam Inc. Project); Series 1999 B,
     Refunding Dock & Wharf VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.08%     06/01/32       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  Oxford (City of); Series 2003, Unlimited Tax VRD
     GO Wts. (LOC-Branch Banking & Trust
     Co.)(a)(b)                                       2.35%     07/01/15       1,285          1,285,000
-------------------------------------------------------------------------------------------------------
  Stevenson (City of) Industrial Development Board
     (The Mead Corp. Project); Series 1998 D,
     Refunding Environmental Improvement VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.08%     11/01/11       3,500          3,500,000
-------------------------------------------------------------------------------------------------------
  Washington (County of) Industrial Development
     Authority (Bay Gas Storage Co., Ltd.
     Project); Series 2007, VRD IDR (LOC-Regions
     Bank)(a)(b)                                      2.20%     08/01/37      19,150         19,150,000
=======================================================================================================
                                                                                             35,655,000
=======================================================================================================


ALASKA-1.79%

  Alaska (State of) Housing Finance Corp.;
     Series 2001 A, Governmental Purposes VRD
     RB(b)                                            2.00%     12/01/30       3,210          3,210,000
-------------------------------------------------------------------------------------------------------
     Series 2001 B, Governmental Purposes VRD
     RB(b)                                            2.00%     12/01/30      24,055         24,055,000
-------------------------------------------------------------------------------------------------------
  North Slope (Borough of); Series 2000 A,
     Refunding Unlimited Tax VRD GO (INS-MBIA
     Insurance Corp.)(b)(c)                           6.60%     06/30/10      33,535         33,535,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Alaska (State of) Housing
     Finance Corp.); Series 1999 D, VRD
     RB(b)(d)(e)                                      2.30%     06/01/49      25,000         25,000,000
=======================================================================================================
                                                                                             85,800,000
=======================================================================================================


ARIZONA-1.94%

  ABN AMRO Munitops Ctfs. Trust (Greater Arizona
     (State of) Development Authority Revenue
     Bonds); Series 2006-5, Single Non-AMT VRD
     Ctfs.(b)(d)(e)                                   3.01%     08/01/13       8,695          8,695,000
-------------------------------------------------------------------------------------------------------
  Arizona (State of) Health Facilities Authority
     (Banner Health); Series 2005 A, VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 2.65%     01/01/29      53,475         53,475,000
-------------------------------------------------------------------------------------------------------
  Arizona State University Board of Regents;
     Series 2003 A, VRD RB(b)                         2.60%     07/01/34      19,955         19,955,000
-------------------------------------------------------------------------------------------------------
  Casa Grande (City of) Industrial Development
     Authority (Center Park Apartments Project);
     Series 2001 A, Refunding Multi-Family Housing
     VRD IDR (CEP-Federal National Mortgage
     Association)(b)                                  2.25%     06/15/31       2,010          2,010,000
-------------------------------------------------------------------------------------------------------
  Casa Grande (City of) Industrial Development
     Authority (Quail Gardens Apartments); Series
     2001 A, Refunding Multi-Family Housing VRD
     IDR (CEP-Federal National Mortgage
     Association)(b)                                  2.25%     06/15/31       1,885          1,885,000
-------------------------------------------------------------------------------------------------------
  Phoenix (City of) Industrial Development
     Authority (Lynwood Apartments Project);
     Series 1994, Refunding Multi-Family Housing
     VRD IDR (CEP-Federal Home Loan Bank of San
     Francisco)(b)                                    2.18%     10/01/25       5,460          5,460,000
-------------------------------------------------------------------------------------------------------
  Yuma (City of) Industrial Development Authority
     (El Encanto Apartments Project); Series 2003,
     Refunding Multi-Family Housing VRD RB
     (CEP-Federal National Mortgage
     Association)(b)                                  2.09%     04/15/33       1,200          1,200,000
=======================================================================================================
                                                                                             92,680,000
=======================================================================================================


CALIFORNIA-0.07%

  California (State of) Health Facilities
     Financing Authority (Adventist Health
     System/West); Series 1998 A, Hospital VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 1.85%     09/01/28       3,440          3,440,000
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
COLORADO-3.59%

  Centerra Metropolitan District No. 1; Series
     2004, VRD RB (LOC-BNP Paribas)(a)(b)(f)          2.30%     12/01/29     $12,000     $   12,000,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Community Wireless of
     Park City, Inc. Project); Series 2003, Public
     Radio VRD RB (LOC-U.S. Bank, N.A.)(a)(b)         2.15%     12/01/23         600            600,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (National Jewish
     Federation Bond Program);
     Series 2003 A-1 Class III, VRD RB (LOC-Bank
     of America, N.A.)(a)(b)                          1.30%     09/01/33       7,080          7,080,000
-------------------------------------------------------------------------------------------------------
     Series 2007 A-10 Class I, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.30%     09/01/37       5,260          5,260,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Southeastern Baptist
     Theological Seminary Project); Series 2005,
     Educational Facilities VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.28%     03/01/25       8,275          8,275,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (The Presentation
     School, Inc. Project); Series 2006, VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      2.07%     12/01/36       7,250          7,250,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Trinity School of
     Durham and Chapel Hill Project); Series 2006,
     Educational Facilities VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.28%     09/01/26       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Wesleyan Christian
     Academy Project); Series 2007, Educational
     Facilities VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                       2.28%     05/01/32       8,310          8,310,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (YMCA of the Rockies
     Project); Series 2008, Refunding VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.15%     10/01/38       7,420          7,420,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Arapahoe House Project); Series 2004 A, VRD
     RB (LOC-Wells Fargo Bank, N.A.)(a)(b)            2.28%     04/01/24       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Colorado West Regional Mental Health, Inc.
     Project); Series 2005, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.06%     03/01/30          95             95,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (National Jewish Medical and Research Center
     Project); Series 2005, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.15%     01/01/35      11,100         11,100,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (The Evangelical Lutheran Good Samaritan
     Society Project); Series 2007, Health
     Facilities VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.09%     06/01/37       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Housing & Finance Authority;
     Series 2000 A-1, Class III, Multi-Family
     Housing VRD RB (INS-MBIA Insurance
     Corp.)(b)(c)                                     2.95%     04/01/30       6,040          6,040,000
-------------------------------------------------------------------------------------------------------
     Series 2002 B-3, Class I, Single Family
     Mortgage Non-AMT VRD RB(b)                       2.10%     11/01/21      11,600         11,600,000
-------------------------------------------------------------------------------------------------------
  Colorado Springs (City of) (Cook Communications
     Ministries Project); Series 2002, VRD IDR
     (LOC-Bank of America, N.A.)(a)(b)                2.12%     03/01/17       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Colorado Springs (City of) Utilities System;
     Series 2004 A, Refunding Sub. Lien VRD RB(b)     2.25%     11/01/23      14,975         14,975,000
-------------------------------------------------------------------------------------------------------
  Cornerstar (Metropolitan District of); Series
     2007, Special VRD RB (LOC-Banco Bilbao
     Vizcaya Argentaria, S.A.)(a)(b)(f)               2.29%     12/01/37       9,200          9,200,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     District (FasTracks Project)); Series 2006-
     0120 A, Sales Tax VRD COP RB(b)(d)(e)            2.28%     11/01/36       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Eaglebend Affordable Housing Corp.; Series 2006
     A, Refunding Multi-Family Housing VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      2.26%     07/01/21       4,880          4,880,000
-------------------------------------------------------------------------------------------------------
  Pueblo (County of) (El Pueblo Boys' and Girls'
     Ranch, Inc. Project); Series 2003, VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      2.30%     12/01/23       1,130          1,130,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Regional
     Transportation District (FasTracks Project));
     Series 10117, Sales Tax VRD RB(b)(d)(e)          2.39%     11/01/36      10,400         10,400,000
-------------------------------------------------------------------------------------------------------
     Series 10119, Sales Tax VRD RB(b)(d)(e)          2.39%     11/01/36       9,930          9,930,000
-------------------------------------------------------------------------------------------------------
  Southglenn Metropolitan District; Series 2007,
     Special VRD RB (LOC-BNP Paribas)(a)(b)(f)        2.26%     12/01/30      20,600         20,600,000
=======================================================================================================
                                                                                            171,445,000
=======================================================================================================


CONNECTICUT-0.03%

  Connecticut (State of) Development Authority
     (Central Vermont Public Service Corp.
     Project); Series 1985, Floating Rate VRD PCR
     (LOC-RBS Citizens N.A.)(a)(b)                    2.60%     12/01/15       1,400          1,400,000
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
DELAWARE-0.02%

  Delaware (State of) Economic Development
     Authority (Archmere Academy, Inc. Project);
     Series 2006, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      2.13%     07/01/36     $ 1,100     $    1,100,000
=======================================================================================================


DISTRICT OF COLUMBIA-2.15%

  District of Columbia (National Academy of
     Sciences Project);
     Series 1999 B, Commercial Paper                  5.00%     04/01/08      32,500         32,500,000
-------------------------------------------------------------------------------------------------------
     Series 1999 C, Commercial Paper                  5.00%     04/01/08      32,500         32,500,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (The Field School, Inc.
     Project); Series 2001 A, VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)(e)                             2.13%     07/01/31       2,650          2,650,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (Trinity College Issue);
     Series 2001, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.13%     07/01/31       5,750          5,750,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (Washington Drama Society,
     Inc. Issue); Series 2008, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.20%     07/01/47      15,000         15,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (District of Columbia); Series
     2004 B-13, Unlimited Tax GO(b)(d)(e)             3.75%     06/01/22       7,295          7,295,000
-------------------------------------------------------------------------------------------------------
  Washington Convention Center Authority; Series
     1998, Sr. Lien Dedicated Tax RB(g)(h)(i)         5.25%     10/01/08       7,145          7,328,887
=======================================================================================================
                                                                                            103,023,887
=======================================================================================================


FLORIDA-5.62%

  ABN AMRO Munitops Ctfs. Trust (Florida State
     Board of Education); Series 2004-48, Non-AMT
     Unlimited Tax VRD GO(b)(d)(e)                    2.31%     06/01/12       3,950          3,950,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Port St. Lucie
     (City of) Utility System); Series 2006-50,
     Non-AMT VRD RB Ctfs.(b)(d)(e)                    3.01%     09/01/14      12,200         12,200,000
-------------------------------------------------------------------------------------------------------
  Bay Medical Center Board of Trustees; Series
     2007 A, Refunding Hospital VRD RB
     (LOC-Regions Bank)(a)(b)                         2.28%     10/01/27      19,315         19,315,000
-------------------------------------------------------------------------------------------------------
  Brevard (County of) Health Facilities Authority
     (Wuesthoff Memorial Hospital Project); Series
     2001, VRD RB (LOC-Wachovia Bank N.A.)(a)(b)      2.10%     08/01/31      13,395         13,395,000
-------------------------------------------------------------------------------------------------------
  Broward (County of) Housing Finance Authority
     (Reflections Apartments Project); Series
     1999, Refunding Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.25%     12/01/29       1,720          1,720,000
-------------------------------------------------------------------------------------------------------
  Dade (County of) Industrial Development
     Authority (Dolphins Stadium Project); Series
     1985 A, VRD IDR (LOC-Societe Generale
     S.A.)(a)(b)(f)                                   1.94%     01/01/16       3,300          3,300,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Miami-Dade (County of)
     Expressway Authority); Series 2006-0121 A,
     VRD COP RB(b)(d)(e)                              2.28%     07/01/37      37,000         37,000,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (South Florida Water
     Management District); Series 2006-0136 A, VRD
     COP(b)(d)(e)                                     2.28%     10/01/36      19,730         19,730,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Higher Educational Facilities
     Financing Authority (Jacksonville University
     Project); Series 2006, VRD RB (LOC-Regions
     Bank)(a)(b)                                      2.10%     07/01/36      14,000         14,000,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Agency
     (Lakeside South Project); Series 1985 B,
     Multi-Family Housing VRD RB (CEP-Federal
     National Mortgage Association)(b)                2.22%     08/01/11       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Charleston Landings Apartments); Series 2001
     J-A, Refunding Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.09%     07/01/31       3,940          3,940,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Monterey Lake Apartments); Series 2005 C,
     Refunding Multi-Family Mortgage VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.09%     07/01/35       5,315          5,315,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Tuscany Pointe Apartments); Series 2005 D,
     Refunding Multi-Family Mortgage VRD RB
     (CEP-Federal National Mortgage
     Association)(b)                                  2.22%     11/15/35      11,090         11,090,000
-------------------------------------------------------------------------------------------------------
  Highlands (County of) Health Facilities
     Authority (Adventist Health); Series 2003 A,
     Hospital VRD RB (LOC-SunTrust Bank)(a)(b)        2.07%     11/15/32       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Health Facilities
     Authority (University of Florida Jacksonville
     Physicians, Inc. Project); Series 2002,
     Health Care Facilities VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             2.15%     06/01/22       9,858          9,858,000
-------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Housing Finance Authority
     (St. Augustine Apartments); Series 2006,
     Refunding Multi-Family Housing VRD RB
     (CEP-Federal National Mortgage
     Association)(b)                                  2.30%     07/15/33       2,430          2,430,000
-------------------------------------------------------------------------------------------------------
  JEA Water & Sewer System; Series 2008 A-2, VRD
     RB(b)                                            1.80%     10/01/42       9,550          9,550,000
-------------------------------------------------------------------------------------------------------
  Leesburg (City of) (The Villages Regional
     Hospital Project); Series 2006, Hospital VRD
     RB (LOC-Bank of Nova Scotia)(a)(b)(f)            2.25%     07/01/36      18,000         18,000,000
-------------------------------------------------------------------------------------------------------
  Marion (County of) Industrial Development
     Authority (Chambrel at Pinecastle Project);
     Series 2002, Refunding Multi-Family Housing
     VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.09%     11/15/32       1,800          1,800,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Miami-Dade (County of) (Miami International
     Airport); Series 2000 B, Non-AMT Aviation
     Commercial Paper Notes (LOC-BNP Paribas,
     Dexia Bank S.A.)(a)(f)                           2.05%     05/19/08     $ 4,557     $    4,557,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Palm Key Apartments Project); Series 1997 C,
     Refunding Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.30%     07/01/32       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Christian Prison Ministry, Inc.
     Project); Series 2005, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.28%     11/01/30       5,610          5,610,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Trinity Preparatory School of
     Florida, Inc. Project); Series 2005, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.15%     10/01/25       1,370          1,370,000
-------------------------------------------------------------------------------------------------------
  Orlando (City of) & Orange (County of)
     Expressway Authority; Series 2003 C-1,
     Refunding VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.15%     07/01/25       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (Palm Beach Day Academy,
     Inc. Project); Series 2006, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.13%     01/01/37       3,100          3,100,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Economic Development
     (YMCA of South Palm Beach County, Inc.
     Project); Series 2003, Refunding &
     Improvement VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.13%     11/01/28       5,250          5,250,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Housing Finance Authority
     (Emerald Bay Club Apartments Projects);
     Series 2004, Refunding Multi-Family Housing
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.24%     06/01/30      14,500         14,500,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Miami-Dade
     (County of) School Board); Series 12042, VRD
     COP(b)(d)(e)                                     2.33%     11/01/31       7,900          7,900,000
-------------------------------------------------------------------------------------------------------
  Sarasota (County of) (Sarasota Family YMCA, Inc.
     Project); Series 1999, VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.13%     10/01/21         975            975,000
-------------------------------------------------------------------------------------------------------
  Seminole (County of) Industrial Development
     Authority (Hospice of the Comforter Project);
     Series 2006, Healthcare Facilities VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     2.25%     12/01/25       4,525          4,525,000
-------------------------------------------------------------------------------------------------------
  Tampa (City of) (DACCO Project); Series 2007,
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.13%     08/01/35      16,325         16,325,000
-------------------------------------------------------------------------------------------------------
  University of North Florida Foundation, Inc.;
     Series 1998, Parking System VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.47%     05/01/28       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Venice (City of) (Bon Secours Health System,
     Inc.); Series 2002 B, Health Care VRD RB
     (INS-Financial Security Assurance Inc.)(b)(c)    2.06%     11/01/28       2,125          2,125,000
-------------------------------------------------------------------------------------------------------
  Volusia (County of) Health Facilities Authority
     (Southwest Volusia Healthcare Corp.); Series
     1994 A, Hospital VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      2.09%     11/15/23       1,755          1,755,000
=======================================================================================================
                                                                                            268,685,000
=======================================================================================================


GEORGIA-5.14%

  Albany (City of) & Dougherty (County of)
     Hospital Authority (Phoebe Putney Memorial
     Hospital); Series 1996, VRD RB(b)                2.70%     09/01/26      20,330         20,330,000
-------------------------------------------------------------------------------------------------------
  Atlanta (City of) (Westside Project); Series
     2001, VRD Tax Allocation (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.13%     12/01/22       5,430          5,430,000
-------------------------------------------------------------------------------------------------------
  Atlanta (City of) Water & Wastewater Revenue;
     Series 2001 B, VRD RB (INS-Financial Security
     Assurance, Inc.)(b)(c)                           2.25%     11/01/38      24,660         24,660,000
-------------------------------------------------------------------------------------------------------
  Augusta (City of) Housing Authority (Westbury
     Creek Apartments); Series 2003 A, Refunding
     Multi-Family Housing VRD RB (CEP-Federal
     National Mortgage Association)(b)                2.25%     05/15/33       1,595          1,595,000
-------------------------------------------------------------------------------------------------------
  Clayton (County of) Development Authority (DACC
     Public Purpose Corp. II Project); Series
     2007, VRD RB (LOC-Dexia Bank S.A.)(a)(b)(f)      2.28%     07/01/32       4,785          4,785,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority
     (Institute of Nuclear Power Operations
     Project); Series 1998, VRD RB (LOC-SunTrust
     Bank)(a)(b)(e)                                   2.09%     02/01/13       2,365          2,365,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority (Mt.
     Paran Christian School, Inc. Project); Series
     2002, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.13%     07/01/22       6,765          6,765,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority (Young
     Men's Christian Association of Cobb County,
     Georgia, Inc. Project); Series 1998, VRD RB
     (LOC-SunTrust Bank)(a)(b)(e)                     2.15%     06/01/19       5,600          5,600,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Housing Authority (Tamarron
     Apartments Project); Series 2003, Refunding
     Multi-Family Housing VRD RB (CEP-Federal Home
     Loan Mortgage Corp.)(b)                          2.10%     03/01/24       1,980          1,980,000
-------------------------------------------------------------------------------------------------------
  Columbia (County of) Residential Care Facilities
     for The Elderly Authority (Augusta Resource
     Center on Aging Inc.-Brandon Wilde Lifecare
     Community Center);
     Series 1990, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.13%     01/01/21       3,730          3,730,000
-------------------------------------------------------------------------------------------------------
     Series 1994, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.15%     01/01/21       2,660          2,660,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

  DeKalb (County of) Development Authority
     (Atlanta Jewish Community Center, Inc.
     Project); Series 1999, VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.13%     09/01/24     $ 2,150     $    2,150,000
-------------------------------------------------------------------------------------------------------
  DeKalb (County of) Development Authority
     (Catholic School Properties, Inc. Project);
     Series 1999, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)(e)               2.10%     04/01/24       1,400          1,400,000
-------------------------------------------------------------------------------------------------------
  DeKalb (County of) Hospital Authority (DeKalb
     Medical Center, Inc. Project); Series 2003 B,
     VRD RAC (INS-Financial Security Assurance
     Inc.)(b)(c)                                      2.10%     09/01/31      17,610         17,610,000
-------------------------------------------------------------------------------------------------------
  DeKalb (County of) Housing Authority (Clairmont
     Crest Project); Series 1995, Refunding Multi-
     Family Housing VRD RB (CEP-Federal National
     Mortgage Association)(b)                         2.20%     06/15/25       7,840          7,840,000
-------------------------------------------------------------------------------------------------------
  Fayette (County of) Development Authority
     (Catholic Education of North Georgia, Inc.
     Project); Series 2002, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.15%     04/01/28       2,160          2,160,000
-------------------------------------------------------------------------------------------------------
  Forsyth (County of) Development Authority
     (Pinecrest Academy Inc. Project); Series
     2000, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                       2.28%     09/01/25       8,600          8,600,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Arthritis Foundation Inc. Project); Series
     1996, VRD RB (LOC-SunTrust Bank)(a)(b)(e)        2.09%     12/01/16       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Bridgeway Foundation for Education, Inc.
     Project); Series 2000, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.15%     06/01/15       1,625          1,625,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Doris
     & Alex Weber Jewish Community High School,
     Inc. Project); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     12/01/30       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (King's
     Ridge Christian School Project); Series 2006,
     VRD RB (LOC-Branch Banking & Trust Co.)(a)(b)    2.28%     05/01/26       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Mount
     Vernon Presbyterian School, Inc.); Series
     2005, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                       2.28%     08/01/35       4,100          4,100,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Shepherd Center, Inc. Project); Series 2005,
     VRD RB (LOC-SunTrust Bank)(a)(b)                 2.09%     09/01/35       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Woodward Academy, Inc. Project); Series
     2002, VRD RB (LOC-SunTrust Bank)(a)(b)           2.09%     12/01/27       1,080          1,080,000
-------------------------------------------------------------------------------------------------------
  Georgia (State of) Road & Tollway Authority
     (Federal Highway Grant); Series 2006, RAN        5.00%     06/01/08       7,345          7,359,864
-------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Housing Authority (The
     Greens Apartments Project); Series 1995,
     Refunding Multi-Family Housing VRD RB
     (CEP-Federal National Mortgage
     Association)(b)                                  2.09%     06/15/25       7,300          7,300,000
-------------------------------------------------------------------------------------------------------
  Marietta (City of) Housing Authority (Wood Glen
     Apartments Project); Series 1994, Refunding
     Multi-Family Housing VRD RB (CEP-Federal Home
     Loan Mortgage Corp.)(b)                          2.12%     07/01/24       2,860          2,860,000
-------------------------------------------------------------------------------------------------------
  Marietta (City of) Housing Authority (Wood Knoll
     Apartments Project); Series 1994, Refunding
     Multi-Family Housing VRD RB (CEP-Federal Home
     Loan Mortgage Corp.)(b)                          2.12%     07/01/24      10,105         10,105,000
-------------------------------------------------------------------------------------------------------
  Metropolitan Atlanta Rapid Transit Authority;
     Series 1998 B, Second Indenture Sales Tax
     RB(g)(h)(i)                                      5.10%     07/01/08      13,000         13,233,521
-------------------------------------------------------------------------------------------------------
     Series 2007 D, Third Indenture Sales Tax
     Revenue Commercial Paper BAN                     0.90%     04/03/08      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 D, Third Indenture Sales Tax
     Revenue Commercial Paper BAN                     2.55%     06/11/08      15,200         15,200,000
-------------------------------------------------------------------------------------------------------
  Private Colleges & Universities Authority (Agnes
     Scott College); Series 2004 B, Refunding
     Educational Facilities VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.13%     06/01/23       4,300          4,300,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Georgia (State
     of)); Series 10079, VRD GO(b)(d)(e)              2.24%     07/01/15      18,080         18,080,000
-------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (The Savannah Country Day School,
     Inc. Project); Series 2007, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     05/01/32       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (Westside Urban Health Center Inc.
     Project); Series 2002 A, VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      2.14%     03/01/18       2,220          2,220,000
-------------------------------------------------------------------------------------------------------
  Smyrna (City of) Hospital Authority (Ridgeview
     Institute Inc. Project); Series 2002, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.15%     11/01/27       1,560          1,560,000
-------------------------------------------------------------------------------------------------------
  Waleska (City of) Downtown Development Authority
     (Reinhardt College Project); Series 2003, VRD
     RB (LOC-Regions Bank)(a)(b)                      2.24%     10/01/28       6,465          6,465,000
=======================================================================================================
                                                                                            245,548,385
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
IDAHO-1.06%

  Custer (County of) Pollution Control (Amoco Oil
     Co.-Standard Oil Industry Project); Series
     1983, VRD PCR(b)(f)                              3.50%     10/01/09     $23,000     $   23,000,000
-------------------------------------------------------------------------------------------------------
  Idaho (State of) Health Facilities Authority
     (St. Luke's Regional Medical Center Project);
     Series 2000, VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            1.30%     07/01/30      17,575         17,575,000
-------------------------------------------------------------------------------------------------------
  Idaho (State of); Series 2007, Unlimited Tax TAN
     GO                                               4.50%     06/30/08      10,000         10,018,247
=======================================================================================================
                                                                                             50,593,247
=======================================================================================================


ILLINOIS-10.09%

  ABN AMRO Munitops Ctfs. Trust (Chicago (City
     of));
     Series 2005-31, Non-AMT Unlimited Tax VRD
     GO(b)(d)(e)                                      2.24%     07/01/12       9,995          9,995,000
-------------------------------------------------------------------------------------------------------
     Series 2005-40, Non-AMT Unlimited Tax VRD
     GO(b)(d)(e)                                      2.24%     07/01/13      15,165         15,165,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Illinois (State
     of) Finance Authority (Northwestern
     University)); Series 2006-67, Non-AMT VRD
     RB(b)(d)(e)                                      2.23%     12/01/13       9,995          9,995,000
-------------------------------------------------------------------------------------------------------
  Aurora (City of) Kane, DuPage, Will & Kendall
     (Counties of) Economic Development (Aurora
     University); Series 2004, VRD RB (LOC-Harris
     N.A.)(a)(b)                                      3.50%     03/01/35       7,450          7,450,000
-------------------------------------------------------------------------------------------------------
  Channahon (Village of) (Morris Hospital); Series
     2003 D, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)       2.05%     12/01/32       2,785          2,785,000
-------------------------------------------------------------------------------------------------------
  Chicago (City of);
     Series 1997, Limited Tax Tender VRD GO
     (LOC-Harris N.A.)(a)(b)                          2.25%     01/01/12       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
     Series 2004, Refunding Second Lien Water VRD
     RB (INS-MBIA Insurance Corp.)(b)(c)              3.00%     11/01/31       5,005          5,005,000
-------------------------------------------------------------------------------------------------------
  Cook (County of) Community Consolidated School
     District No. 21 (Wheeling Community);
     Series 2006, Educational Purposes TAN            5.05%     05/01/08       9,500          9,512,316
-------------------------------------------------------------------------------------------------------
     Series 2006, Operations and Maintenance
     Purposes TAN                                     5.05%     05/01/08       2,500          2,503,241
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     Authority); Series 2000-1303 A, VRD
     COP(b)(d)(e)                                     2.28%     07/01/23      19,000         19,000,000
-------------------------------------------------------------------------------------------------------
  Glendale Heights (Village of) (Glendale Lakes
     Project); Series 2000, Refunding Multi-Family
     Housing VRD RB (CEP-Federal Home Loan
     Mortgage Corp.)(b)                               2.25%     03/01/30      14,845         14,845,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Chicago Educational Television
     Association Project); Series 1994 A, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                2.05%     11/01/14       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Chicago Symphony Orchestra
     Project); Series 1999, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.05%     12/01/33         700            700,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Crown Court Properties, Ltd.
     Project); Series 2001 A, Housing VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)(e)                   2.10%     03/01/27       2,075          2,075,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Embers Elementary School Project);
     Series 2002, Educational Facilities VRD RB
     (LOC-Bank of America, N.A.)(a)(b)(e)             2.10%     04/01/32       2,095          2,095,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Fenwick High School Project);
     Series 1997, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      3.50%     03/01/32       4,300          4,300,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Goodman Theatre Project); Series
     1999, VRD RB (LOC-Northern Trust Co.,
     JPMorgan Chase Bank, N.A.)(a)(b)                 3.50%     12/01/33       8,700          8,700,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Institute of Gas Technology
     Project); Series 1999, VRD IDR (LOC-Harris
     N.A.)(a)(b)                                      2.25%     09/01/24       1,900          1,900,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (James Jordan Boys & Girls Club and
     Family Life Center Project); Series 1995, VRD
     RB (LOC-JPMorgan Chase Bank, N.A., Bank of
     America N.A.)(a)(b)(e)                           2.25%     08/01/30       4,700          4,700,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Museum of Contemporary Art
     Project); Series 1994, VRD RB (LOC-JPMorgan
     Chase Bank, N.A., Northern Trust Co.)(a)(b)      2.15%     02/01/29       4,800          4,800,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Provena Health); Series 1998 C,
     VRD RB (INS-MBIA Insurance Corp.)(b)(c)          3.15%     05/01/28      30,100         30,100,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Providence-St. Mel School
     Project); Series 2002, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          3.50%     06/01/37       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (St. Ignatius College Prep
     Project); Series 2002, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.21%     06/01/32       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Teachers Academy for Mathematics &
     Science Project); Series 2001, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     02/01/21       2,255          2,255,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Illinois (State of) Development Finance
     Authority (Village of Oak Park Residence
     Corp. Project); Series 2001, VRD RB (LOC-Bank
     of America, N.A.)(a)(b)(e)                       2.10%     07/01/41     $ 2,975     $    2,975,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (West Central Illinois Educational
     Telecommunications Corp. Project); Series
     2002, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.28%     09/01/32       3,460          3,460,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Chicago Children's Museum); Series
     1994, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      3.50%     02/01/28       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Columbia College Chicago); Series
     2000, VRD RB (LOC-Harris N.A.)(a)(b)             2.08%     06/01/30       2,605          2,605,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Dominican University); Series 2000
     B, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.25%     10/01/30       3,050          3,050,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Field Museum of Natural History);
     Series 1998, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.20%     11/01/32       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Museum of Science & Industry);
     Series 1992, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      3.60%     10/01/26       6,950          6,950,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (National-Louis University); Series
     1999 A, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.10%     06/01/29       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Pooled Financing Program); Series
     2002, Commercial Paper RN (LOC-Northern Trust
     Co.)(a)                                          1.80%     05/20/08      29,000         29,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Advocate
     Health Care Network);
     Series 2008 A-1, VRD RB(b)                       1.90%     01/15/09       5,685          5,685,000
-------------------------------------------------------------------------------------------------------
     Series 2008 A-2, VRD RB(b)                       1.90%     02/05/09       4,750          4,750,000
-------------------------------------------------------------------------------------------------------
     Series 2008 A-3, VRD RB(b)                       1.90%     04/01/09       5,685          5,685,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Bradley
     University); Series 2008 A, Refunding VRD RB
     (LOC-Northern Trust Co.)(a)(b)                   2.25%     04/01/33       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Chicago
     Historical Society); Series 2006, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.20%     01/01/36       1,400          1,400,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (IIT
     Research Institute); Series 2004, VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     2.25%     10/01/34       1,175          1,175,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Jewish
     Charities Revenue Anticipation Note Program);
     Series 2007-2008 A, VRD RB (LOC-Harris
     N.A.)(a)(b)                                      2.34%     06/30/08       8,835          8,835,000
-------------------------------------------------------------------------------------------------------
     Series 2007-2008 B, VRD RN (LOC-Harris
     N.A.)(a)(b)                                      2.25%     06/30/08       4,895          4,895,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Joan W. &
     Irving B. Harris Theater for Music and Dance
     Project); Series 2005, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             2.19%     03/01/40       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Lawrence
     Hall Youth Services); Series 2006, VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     2.25%     11/01/41       1,150          1,150,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Proctor
     Hospital); Series 2006 B, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     01/01/16       3,770          3,770,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Sedgebrook, Inc. Facility); Series 2007 B,
     VRD RB (LOC-Fortis Bank NV/SA)(a)(b)(f)          2.08%     11/01/42      19,500         19,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Sunshine
     Through Golf Foundation Project); Series 2004
     A, VRD RB (LOC-Bank of America, N.A.)(a)(b)      2.10%     11/01/24       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Three
     Crowns Park Project); Series 2006 C, VRD RB
     (LOC-Allied Irish Banks PLC)(a)(b)(f)            2.07%     02/15/38       1,275          1,275,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Village
     of Oak Park Residence Corp. Project); Series
     2006, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(e)                                   2.10%     09/01/46       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (YMCA of
     Metropolitan Chicago Project); Series 2004,
     VRD RB (LOC-Harris N.A.)(a)(b)                   2.20%     06/01/34      11,500         11,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Cradle Society Project); Series 1998, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            3.50%     04/01/33       3,800          3,800,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Evanston Northwestern Healthcare Corp.);
     Series 1998, RB                                  2.10%     07/03/08      30,000         30,000,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Illinois (State of) Health Facilities Authority
     (Ingalls Memorial Hospital); Series 1985 B,
     VRD RB (LOC-Northern Trust Co.)(a)(b)            2.05%     01/01/16     $ 1,400     $    1,400,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Loyola University Health System); Series
     1997 B, VRD RB (INS-MBIA Insurance
     Corp.)(b)(c)                                     3.00%     07/01/24       7,760          7,760,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Memorial Medical Center); Series 1985 C, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)         2.28%     01/01/16       4,215          4,215,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 D, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                3.50%     08/01/15       8,900          8,900,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (The Carle Foundation); Series 1998 B, VRD
     RB(b)                                            7.75%     07/01/28       8,650          8,650,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (The University of Chicago Hospitals and
     Health System); Series 1998, VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           2.05%     08/01/26      14,000         14,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Housing Development
     Authority (Lakeshore Plaza Development);
     Series 2000 A, Multi-Family Housing VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 6.00%     07/01/27       8,175          8,175,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Toll Highway Authority;
     Series 1993 B, Refunding Toll Highway VRD RB
     (LOC-Societe Generale S.A.)(a)(b)(f)             2.15%     01/01/10      21,000         21,000,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Chicago (City of) Chicago
     O'Hare International Airport); Series 2008-
     2500, General Airport Third Lien VRD
     RB(b)(d)(e)                                      2.29%     01/01/15       3,010          3,010,000
-------------------------------------------------------------------------------------------------------
  Lombard (Village of) (Clover Creek Apartments
     Project); Series 2000, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.14%     12/15/30      14,855         14,855,000
-------------------------------------------------------------------------------------------------------
  Monmouth (City of) Industrial Development
     Project (Monmouth College Project); Series
     2005, VRD IDR (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.24%     06/01/35       1,065          1,065,000
-------------------------------------------------------------------------------------------------------
  Oak Forest (City of) (Homewood Pool-South
     Suburban Mayors and Managers Association
     Program); Series 1989, VRD RB (LOC-Fifth
     Third Bank)(a)(b)                                2.25%     07/01/24       2,050          2,050,000
-------------------------------------------------------------------------------------------------------
  Peoria (County of) Community Unit School
     District No. 323 (Dunlap); Series 2006,
     Unlimited Tax VRD GO (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.20%     04/01/26       4,750          4,750,000
-------------------------------------------------------------------------------------------------------
  Quincy (City of) (Blessing Hospital Project);
     Series 2004, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      3.50%     11/15/33       4,830          4,830,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Chicago (City of)
     Water Revenue); Series 10137, Sr. Lien Water
     VRD RB(b)(d)(e)                                  2.39%     11/01/26       8,215          8,215,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Illinois (State
     of)); Series 12020, VRD GO(b)(d)(e)              2.28%     06/01/19       4,715          4,715,000
-------------------------------------------------------------------------------------------------------
  Schaumburg (Village of) (Treehouse II Apartments
     Project); Series 1999, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.10%     12/15/29       4,800          4,800,000
-------------------------------------------------------------------------------------------------------
  South Barrington (Village of); Series 1998,
     Unlimited Tax VRD GO (LOC-Harris N.A.)(a)(b)     3.50%     12/01/27       2,600          2,600,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Illinois);
     Series 2000 S, VRD RB(b)(d)(e)                   2.30%     04/01/30      17,900         17,900,000
=======================================================================================================
                                                                                            482,430,557
=======================================================================================================


INDIANA-2.65%

  Indiana (State of) Development Finance Authority
     (Indiana Historical Society, Inc. Project);
     Series 1997, Educational Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(e)         2.15%     08/01/31      12,400         12,400,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indianapolis Museum of Art, Inc. Project);
     Series 2004, Educational Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            3.50%     02/01/39       6,400          6,400,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Youth Opportunity Center, Inc. Project);
     Series 1998, Educational Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     01/01/24       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
     Series 1999, VRD IDR (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                2.25%     01/01/29       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Educational Facilities
     Authority (Marian College Project); Series
     2003, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.20%     04/01/24       2,560          2,560,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health & Educational Facility
     Financing Authority (Sisters of St. Francis
     Health Services, Inc. Obligated Group);
     Series 2006 A, Refunding Health System Non-
     AMT VRD RB (INS-MBIA Insurance Corp.)(b)(c)      3.15%     11/01/37      12,250         12,250,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Clark Memorial Hospital Project);
     Series 2001, Health Care Facility VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     12/01/21       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
     Series 2004 A, Health Care Facility VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     04/01/24       3,000          3,000,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

  Indiana (State of) Health Facility Financing
     Authority (Community Hospitals Project);
     Series 1997 A, Hospital VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.25%     07/01/27     $ 7,000     $    7,000,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Deaconess Hospital Obligated
     Group); Series 2004 B, Hospital VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     2.25%     01/01/29       2,730          2,730,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Transportation Finance
     Authority; Series 1996 A, Refunding Airport
     Facilities Lease RB(i)                           6.00%     11/01/08       4,165          4,263,702
-------------------------------------------------------------------------------------------------------
  Indianapolis (City of) Local Public Improvement
     Bond Bank; Series 2002 F-1, Refunding VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 2.25%     02/01/20      27,710         27,710,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Indiana University (Trustees
     of)); Series 2008-2494, Consolidated VRD
     RB(b)(d)(e)                                      2.29%     12/15/15       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Monroe (County of) Hospital Authority
     (Bloomington Hospital Obligated Group);
     Series 1999, Refunding Hospital VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 2.75%     05/01/11      13,800         13,800,000
-------------------------------------------------------------------------------------------------------
  St. Joseph (County of) (Holy Cross Village at
     Notre Dame Project); Series 2006 D, Economic
     Development VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.08%     05/15/39       5,950          5,950,000
-------------------------------------------------------------------------------------------------------
  Tippecanoe (County of) (Faith Properties Inc.
     Project); Series 2005, VRD RB (LOC-Regions
     Bank)(a)(b)                                      2.08%     11/01/30       6,475          6,475,000
-------------------------------------------------------------------------------------------------------
  University of Southern Indiana; Series 1999 G,
     Student Fee VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.25%     10/01/19       3,700          3,700,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Porter (County of) Jail
     Building Corp.); Series 2001-A58, Refunding
     VRD RB(b)(d)(e)                                  2.30%     07/10/21       9,370          9,370,000
=======================================================================================================
                                                                                            126,608,702
=======================================================================================================


IOWA-0.90%

  Iowa (State of) Finance Authority (Morningside
     College Project); Series 2002, Private
     College Facility VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.30%     10/01/32       1,510          1,510,000
-------------------------------------------------------------------------------------------------------
  Iowa (State of) Higher Education Loan Authority
     (Private Education Working Capital Loan
     Program);  Series 2007 F-Morningside College,
     RAN (LOC-U.S. Bank, N.A.)(a)                     4.50%     05/20/08       1,000          1,001,033
-------------------------------------------------------------------------------------------------------
     Series 2007 C-University of Dubuque, RAN         4.50%     05/20/08       3,500          3,503,293
-------------------------------------------------------------------------------------------------------
  Iowa (State of) School Cash Anticipation
     Program; Series 2007-2008 A, Wts. Ctfs. RN
     (INS-Financial Security Assurance Inc.)(c)       4.50%     06/27/08      17,000         17,029,984
-------------------------------------------------------------------------------------------------------
  Iowa (State of); Series 2007, TRAN                  4.00%     06/30/08      20,000         20,036,258
=======================================================================================================
                                                                                             43,080,568
=======================================================================================================


KANSAS-0.19%

  Reset Option Ctfs. Trust II-R (Wyandotte (County
     of) & Kansas City (City of) Unified
     Government); Series 12036, Refunding Utility
     System VRD RB(b)(d)(e)                           2.33%     09/01/21       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Shawnee (City of) (Shawnee Village Associates
     Project); Series 1984, VRD IDR (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.15%     12/01/09       4,075          4,075,000
=======================================================================================================
                                                                                              9,075,000
=======================================================================================================


KENTUCKY-1.77%

  Eagle Tax-Exempt Trust (Louisville (City of) &
     Jefferson (County of) Metropolitan Sewer
     District); Series 2006-0053 A, VRD COP
     RB(b)(d)(e)                                      2.28%     05/15/33      28,335         28,335,000
-------------------------------------------------------------------------------------------------------
  Ewing (City of) Kentucky Area Development
     Districts Financing Trust; Series 2000, Lease
     Acquisition Program VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.20%     06/01/33       8,687          8,687,000
-------------------------------------------------------------------------------------------------------
  Kentucky (State of) Asset/Liability Commission
     General Fund; Series 2007 A, TRAN                4.50%     06/26/08      20,000         20,035,789
-------------------------------------------------------------------------------------------------------
  Louisville (City of) & Jefferson (County of)
     Visitors and Convention Commission (Kentucky
     International Convention Center Expansion
     Project); Series 2004 B, Refunding Dedicated
     VRD RB (INS-Financial Security Assurance
     Inc.)(b)(c)                                      3.60%     12/01/22       3,725          3,725,000
-------------------------------------------------------------------------------------------------------
  Newport (City of) Kentucky League of Cities
     Funding Trust; Series 2002, Lease Program VRD
     RB (LOC-U.S. Bank, N.A.)(a)(b)                   2.25%     04/01/32      15,050         15,050,000
-------------------------------------------------------------------------------------------------------
  Public Energy Authority of Kentucky, Inc.;
     Series 2006 A, Gas Supply VRD RB(b)(f)           1.18%     08/01/16       9,000          9,000,000
=======================================================================================================
                                                                                             84,832,789
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
LOUISIANA-0.96%

  Baton Rouge (City of); Series 1998 A, Refunding
     & Public Improvement Sales Tax RB(g)(h)(i)       5.25%     08/01/08     $ 2,470     $    2,533,849
-------------------------------------------------------------------------------------------------------
  Denham Springs (City of) Economic Development
     District (Bass Pro Shops Project); Series
     2007 A, Sales Tax Increment VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.21%     01/01/37       5,060          5,060,000
-------------------------------------------------------------------------------------------------------
  Lafayette (City of) Economic Development
     Authority (Stirling Lafayette, LLC Project);
     Series 2008, Gulf Opportunity Zone RB
     (LOC-Regions Bank)(a)                            2.21%     02/01/38       7,350          7,350,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (GCGK Investments, L.L.C. Project); Series
     2006, VRD RB (LOC-Regions Bank)(a)(b)            2.21%     05/01/26       6,460          6,460,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (II City Plaza LLC Project); Series 2008, VRD
     RB (LOC-Regions Bank)(a)(b)                      2.20%     03/01/40      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (River View Villas Project); Series 2006,
     Refunding Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.09%     04/01/36       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (Tiger Athletic Foundation Project); Series
     1999, VRD RB (LOC-Regions Bank)(a)(b)            2.20%     09/01/28       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of); Series 1998-A, Refunding
     Unlimited Tax GO                                 5.50%     04/15/08       5,000          5,003,305
-------------------------------------------------------------------------------------------------------
  Monroe (City of); Series 2007 A, Refunding Sales
     Tax VRD RB (INS-Financial Security Assurance
     Inc.)(b)(c)                                      2.28%     07/01/26       7,000          7,000,000
=======================================================================================================
                                                                                             45,907,154
=======================================================================================================


MAINE-0.20%

  Maine (State of) Finance Authority (Kents Hill
     School Issue);
     Series 2000, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.15%     07/01/30       2,400          2,400,000
-------------------------------------------------------------------------------------------------------
     Series 2006, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.15%     01/01/36       2,400          2,400,000
-------------------------------------------------------------------------------------------------------
  Maine (State of) Housing Authority;
     Series 2003 E-1, Mortgage Purchase VRD RB(b)     5.25%     11/15/30       1,900          1,900,000
-------------------------------------------------------------------------------------------------------
     Series 2003 E-1, Non-AMT Mortgage Purchase
     VRD RB(b)                                        5.25%     11/15/32       2,775          2,775,000
=======================================================================================================
                                                                                              9,475,000
=======================================================================================================


MARYLAND-1.76%

  Baltimore (County of) (Blue Circle Inc.
     Project); Series 1992, Refunding Economic
     Development VRD RB (LOC-BNP Paribas)(a)(b)(f)    2.25%     12/01/17       7,140          7,140,000
-------------------------------------------------------------------------------------------------------
  Frederick (County of) (Buckingham's Choice Inc.
     Project); Series 1997 C, Retirement Community
     VRD RB (LOC-Branch Banking & Trust Co.)(a)(b)    2.08%     01/01/27       6,000          6,000,000
-------------------------------------------------------------------------------------------------------
  Howard (County of) (Norbel School Inc. Project);
     Series 2001, Economic Development VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     02/01/28       4,785          4,785,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Annapolis Life Care,
     Inc. Issue); Series 2007, VRD RB (LOC-RBS
     Citizens, N.A.)(a)(b)                            2.10%     07/01/40       4,800          4,800,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Odenton Christian
     School Issue); Series 2008, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                2.07%     07/01/33       3,590          3,590,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Pickersgill, Inc.
     Issue); Series 2005 B, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.07%     01/01/35       7,175          7,175,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (University of Maryland
     Medical System Issue); Series 2007 A, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.07%     07/01/34       4,400          4,400,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Industrial Development
     Financing Authority (Baltimore International
     College Facility); Series 2005, Economic
     Development VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 2.28%     11/01/30       4,800          4,800,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of);
     Series 2002, Consolidated Public Improvement
     Commercial Paper BAN                             1.07%     04/02/08      20,500         20,500,000
-------------------------------------------------------------------------------------------------------
     Series 2002, Consolidated Public Improvement
     Commercial Paper BAN                             1.20%     04/03/08       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Housing Opportunities
     Commission (Oakwood-Gaithersburg); Series
     1991 A, Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.09%     11/01/12      18,825         18,825,000
=======================================================================================================
                                                                                             84,015,000
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MASSACHUSETTS-1.76%

  Massachusetts (State of) Development Finance
     Agency (Brandon Residential Treatment Center,
     Inc. Project); Series 2003, VRD RB
     (LOC-SunTrust Bank)(a)(b)                        2.21%     04/01/28     $ 2,640     $    2,640,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (CP Program 5 Issue);
     Series 2007, Commercial Paper RN (LOC-TD
     Banknorth, N.A.)(a)(f)                           1.70%     04/01/08      15,927         15,927,000
-------------------------------------------------------------------------------------------------------
     Series 2007, Commercial Paper RN (LOC-TD
     Banknorth, N.A.)(a)(f)                           2.60%     04/01/08       6,372          6,372,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Ursuline Academy Dedham Issue);
     Series 2002, VRD RB (LOC-RBS Citizens,
     N.A.)(a)(b)                                      2.07%     05/01/32       2,095          2,095,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Capital Assets
     Project); Series 1985 D, VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           1.70%     01/01/35       8,100          8,100,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Childrens Hospital
     Issue); Series 2006 L-2, VRD RB(b)               3.50%     10/01/42       8,150          8,150,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Harvard University
     Issue);
     Series 2003 EE, Unsec. Commercial Paper RN       2.00%     04/03/08       5,888          5,888,000
-------------------------------------------------------------------------------------------------------
     Series 2003 EE, Unsec. Commercial Paper RN       1.20%     04/08/08      26,900         26,900,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) School Building
     Authority; Series 2007 A, Commercial Paper
     Notes (LOC-Bank of Nova Scotia)(a)(f)            2.15%     06/09/08       8,000          8,000,000
=======================================================================================================
                                                                                             84,072,000
=======================================================================================================


MICHIGAN-4.85%

  ABN AMRO Munitops Ctfs. Trust (Bay City (City
     of) School District); Series 2006-51, Non-AMT
     Unlimited Tax VRD GO(b)(d)(e)                    2.24%     05/01/14      11,910         11,910,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Michigan (State of)
     Building Authority); Series 2006-0142 A, VRD
     COP(b)(d)(e)                                     2.28%     10/15/36       9,090          9,090,000
-------------------------------------------------------------------------------------------------------
  Grand Valley State University Board of Trustees;
     Series 2008 B, Refunding General VRD RB
     (LOC-RBS Citizens, N.A.)(a)(b)                   1.95%     12/01/31       5,600          5,600,000
-------------------------------------------------------------------------------------------------------
  Green Lake (Township of) Economic Development
     Corp. (Interlochen Center For The Arts
     Project); Series 2004, Refunding VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.15%     06/01/34       1,900          1,900,000
-------------------------------------------------------------------------------------------------------
  Kalamazoo (City of) Economic Development
     Corporation (Friendship Village of
     Kalamazoo); Series 1997 B, Limited Obligation
     VRD RB (LOC-Fifth Third Bank)(a)(b)              2.13%     05/15/27       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  Kent (County of) Hospital Finance Authority
     (Metropolitan Hospital Project); Series 2005
     B, Refunding VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.15%     07/01/40       2,700          2,700,000
-------------------------------------------------------------------------------------------------------
  Livonia (City of) Economic Development Corp.
     (Madonna University Project); Series 2007,
     Limited Obligation VRD RB (LOC-RBS Citizens,
     N.A.)(a)(b)                                      2.25%     04/01/38       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Building Authority; Series
     2005-5, Commercial Paper Notes (LOC-Bank of
     New York Mellon, State Street Bank & Trust
     Co.)(a)                                          2.25%     05/22/08      37,040         37,040,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Higher Education Facilities
     Authority (Davenport University Project);
     Series 2004, Limited Obligation VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     2.25%     06/01/34       3,400          3,400,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Healthcare Equipment Loan Program);
     Series 2006 C, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      2.30%     12/01/32       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      2.30%     12/01/32       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Oaklawn Hospital); Series 2006, Refunding
     Hospital VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.25%     11/01/37      36,700         36,700,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Trinity Health Credit Group); Series 2000 E,
     Refunding VRD RB(b)                              5.00%     12/01/30      42,700         42,700,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Housing Development
     Authority (JAS Non-Profit Housing Corp. VI
     Project); Series 2000, Limited Obligation VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)         2.20%     06/01/25       5,400          5,400,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Municipal Bond Authority;
     Series 2007 B-2, RN (LOC-Bank of Nova
     Scotia)(a)(f)                                    4.50%     08/20/08       5,000          5,015,217
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (YMCA of
     Metropolitan Detroit Project); Series 2001,
     Limited Obligation VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                2.26%     05/01/31         600            600,000
-------------------------------------------------------------------------------------------------------
  Morgan Stanley & Co. Inc. Trust Floater Ctfs.
     (Detroit (City of) Water Supply System);
     Series 2006-1683 A, Sr. Lien VRD RB(b)(d)(e)     2.21%     07/01/25       2,800          2,800,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

  Royal Oak (City of) Hospital Finance Authority
     (William Beaumont Hospital Obligated Group);
     Series 2006 T, Refunding Hospital VRD RB(b)      3.50%     01/01/20     $15,215     $   15,215,000
-------------------------------------------------------------------------------------------------------
     Series 2006 U, Refunding Hospital VRD RB(b)      2.00%     01/01/20      13,590         13,590,000
-------------------------------------------------------------------------------------------------------
  Southfield (City of) Economic Development Corp.
     (Lawrence Technology University Project);
     Series 2001, Limited Obligation VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            3.50%     10/01/31       1,700          1,700,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Detroit (City of) Water Supply
     System); Series 2000 D, Sr. Lien VRD
     RB(b)(d)(e)                                      4.00%     07/01/29      18,995         18,995,000
=======================================================================================================
                                                                                            231,755,217
=======================================================================================================


MINNESOTA-1.16%

  Cohasset (City of) (Minnesota Power & Light
     Company Project); Series 1997 C, Refunding
     VRD RB (LOC-Bank of America, N.A.)(a)(b)         2.10%     06/01/13       1,250          1,250,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Minnesota (State of) Public
     Facilities Authority); Series 2002-319,
     Drinking Water VRD RB(b)(d)(e)                   2.29%     03/01/12      13,800         13,800,000
-------------------------------------------------------------------------------------------------------
  Minneapolis (City of) Health Care System
     (Fairview Health Services); Series 2005 C,
     Refunding VRD RB (INS-MBIA Insurance
     Corp.)(b)(c)                                     3.15%     11/15/26       4,395          4,395,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (Gustavus Adolphus College); Series
     2004 Five-X, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.24%     10/01/34       7,400          7,400,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (Macalester College); Series 2003
     Five-Q, VRD RB(b)                                2.25%     03/01/33       1,550          1,550,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (University of St. Thomas); Series
     2004 Five-Z, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.24%     10/01/29       7,400          7,400,000
-------------------------------------------------------------------------------------------------------
  University of Minnesota (Regents of);
     Series 2007 B, Commercial Paper Notes            1.10%     04/02/08       7,210          7,210,000
-------------------------------------------------------------------------------------------------------
     Series 2007 B, Commercial Paper Notes            1.25%     04/03/08       7,350          7,350,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, Commercial Paper Notes            1.10%     04/02/08       5,000          5,000,000
=======================================================================================================
                                                                                             55,355,000
=======================================================================================================


MISSISSIPPI-1.74%

  Flowood (City of) (Reflection Pointe Apartments
     Project); Series 2001, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.25%     05/15/31       5,780          5,780,000
-------------------------------------------------------------------------------------------------------
  Jackson (City of) Redevelopment Authority
     (Jackson Medical Mall Foundation Project);
     Series 1997 A, Urban Renewal VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     11/01/12       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Jackson (County of) Water System; Series 1994,
     Refunding Unlimited Tax VRD GO(b)                1.95%     11/01/24      12,840         12,840,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (CPX Gulfport ES OPAG, LLC Project); Series
     2007 A, VRD RB (LOC-Wachovia Bank N.A.)(a)(b)    2.21%     04/01/37       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (CPX Gulfport OPAG, LLC Project); Series 2007
     A, VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)        2.21%     04/01/37       2,435          2,435,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (DDR Gulfport Promenade LLC Project); Series
     2007, VRD RB (LOC-Regions Bank)(a)(b)            2.21%     12/01/32       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Gulf Ship, LLC Project); Series 2007, VRD RB
     (LOC-Regions Bank)(a)(b)                         2.21%     06/01/27      15,000         15,000,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Renaissance at Colony Park, LLC Project);
     Series 2008, VRD RB (LOC-Regions Bank)(a)(b)     2.23%     05/01/35      12,870         12,870,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (St. Andrews Episcopal Day School Project);
     Series 2003, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.26%     07/01/25       3,540          3,540,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Tindall Corp. Project); Series 2007, Gulf
     Opportunity Zone VRD RB (LOC-Wachovia Bank
     N.A.)(a)(b)                                      2.11%     04/01/28       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Hospital Equipment and
     Facilities Authority (Grenada Lake Medical
     Center Project); Series 2007, VRD RB
     (LOC-Regions Bank)(a)(b)                         2.21%     08/01/34      13,380         13,380,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MISSISSIPPI-(CONTINUED)

  Reset Option Ctfs. Trust II-R (Mississippi
     (State of)); Series 10152, Unlimited Tax VRD
     GO(b)(d)(e)                                      2.79%     11/01/22     $ 2,985     $    2,985,000
=======================================================================================================
                                                                                             83,330,000
=======================================================================================================


MISSOURI-1.93%

  ABN AMRO Munitops Ctfs. Trust (Springfield (City
     of) School District R-12); Series 2006-31,
     Non-AMT Unlimited Tax VRD GO(b)(d)(e)            2.24%     03/01/14      12,995         12,995,000
-------------------------------------------------------------------------------------------------------
  Hannibal (City of) Industrial Development
     Authority (Hannibal Regional Hospital);
     Series 2007, Health Facilities VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                2.28%     08/01/27       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board
     (The Nelson Gallery Foundation); Series 2001
     B, Cultural Facilities VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           1.95%     12/01/31      13,050         13,050,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Barnes Hospital
     Project); Series 1985 B, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.15%     12/01/15       1,400          1,400,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Missouri Health System
     Project); Series 1999 B, Health Facilities
     VRD RB (LOC-KBC Bank N.V.)(a)(b)(f)              2.15%     08/01/29       6,390          6,390,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Saint Louis
     University);
     Series 2005 A, Educational Facilities VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 4.15%     10/01/35       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
     Series 2006 A, Educational Facilities VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 4.15%     10/01/35      20,955         20,955,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Highways & Transportation
     Commission; Series 2005 A, First Lien State
     Road RB                                          5.00%     05/01/08       4,925          4,937,018
-------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Westchester Village Apartments
     Project); Series 2006, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.25%     04/15/27       5,600          5,600,000
-------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Sugar Pines Apartments Project);
     Series 2006, Refunding Multi-Family Housing
     VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.25%     04/15/27       9,170          9,170,000
-------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Westport Station Apartments
     Project); Series 2006, Refunding Multi-Family
     Housing VRD IDR (CEP-Federal National
     Mortgage Association)(b)                         2.25%     04/15/27       4,970          4,970,000
-------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Whitfield School Inc.); Series
     2004 B, Refunding Educational Facilities VRD
     IDR (LOC-U.S. Bank, N.A.)(a)(b)                  2.15%     06/15/24       2,055          2,055,000
=======================================================================================================
                                                                                             92,522,018
=======================================================================================================


MONTANA-0.08%

  Montana (State of) Facility Finance Authority
     (Mission Ridge Project); Series 2002, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                2.07%     08/01/27       3,888          3,888,000
=======================================================================================================


NEBRASKA-1.13%

  American Public Energy Agency; Series 2005 A,
     Gas Supply VRD RB(b)(f)                          1.80%     12/01/15      16,900         16,900,000
-------------------------------------------------------------------------------------------------------
  American Public Energy Agency (National Public
     Gas Agency Project); Series 2003 A, Gas
     Supply VRD RB(b)(f)                              1.80%     02/01/14       3,600          3,600,000
-------------------------------------------------------------------------------------------------------
  Lancaster (County of) Hospital Authority No. 1
     (Bryan Memorial Hospital Project); Series
     1996, Refunding Hospital VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           2.75%     06/01/12       4,785          4,785,000
-------------------------------------------------------------------------------------------------------
  Lancaster (County of) Hospital Authority No. 1
     (Immanuel Health Systems-Williamsburg
     Project); Series 2000 A, Health Facilities
     VRD RB (LOC-Allied Irish Banks PLC)(a)(b)(f)     1.25%     07/01/30       1,800          1,800,000
-------------------------------------------------------------------------------------------------------
  Lincoln (City of) Electric System; Series 1998
     A, Electric System RB(i)                         4.50%     09/01/08       1,000          1,009,408
-------------------------------------------------------------------------------------------------------
  Nebhelp Inc.;
     Series 1985 B, Multi-Mode VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           3.60%     12/01/15      15,895         15,895,000
-------------------------------------------------------------------------------------------------------
     Series 1985 D, Multi-Mode VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           3.60%     12/01/15       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Omaha (City of) Public Power District; Series
     2002 A, Electric Commercial Paper RN             1.60%     04/08/08       5,000          5,000,000
=======================================================================================================
                                                                                             53,989,408
=======================================================================================================


NEVADA-0.94%

  Las Vegas (City of) Convention & Visitors
     Authority; Series 2006 A, Commercial Paper RN
     (LOC-Bank of Nova Scotia, Fortis Bank
     N.V./S.A., State Street Bank & Trust
     Co.)(a)(f)                                       2.05%     04/08/08      13,000         13,000,000
-------------------------------------------------------------------------------------------------------
  Las Vegas Valley Water District (SNWA Revenue
     Supported); Series 2004 B, Limited Tax Water
     Commercial Paper Notes GO                        2.20%     04/04/08      20,250         20,250,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
NEVADA-(CONTINUED)

  Nevada (State of); Series 2004 A, Refunding,
     Capital Improvement & Cultural Affairs
     Limited Tax GO                                   5.00%     08/01/08     $11,620     $   11,735,029
=======================================================================================================
                                                                                             44,985,029
=======================================================================================================


NEW HAMPSHIRE-1.07%

  New Hampshire (State of) Business Finance
     Authority (Alice Peck Day Health Systems
     Obligated Group Issue); Series 2007 A, VRD RB
     (LOC-Toronto Dominion Bank)(a)(b)(f)             2.13%     10/01/36       9,430          9,430,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Business Finance
     Authority (The Mark H. Wentworth Home for
     Chronic Invalids Issue); Series 2006, VRD RB
     (LOC-Toronto-Dominion Bank)(a)(b)(f)             2.13%     12/01/36      12,000         12,000,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Child and Family
     Services of New Hampshire Issue); Series
     2007, VRD RB (LOC-RBS Citizens, N.A.)(a)(b)      2.25%     01/01/38       5,540          5,540,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Crotched Mountain
     Rehabilitation Center Issue); Series 2006,
     VRD RB (LOC-Allied Irish Banks PLC)(a)(b)(f)     2.23%     01/01/37       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (New London Hospital
     Issue); Series 2007, VRD RB (LOC-Fortis Bank
     NV/SA)(a)(b)(f)                                  2.25%     10/01/37       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Housing Finance
     Authority (EQR-Bond Partnership-Manchester
     Project); Series 1996, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.10%     09/15/26      15,100         15,100,000
=======================================================================================================
                                                                                             51,170,000
=======================================================================================================


NEW JERSEY-0.11%

  Wachovia MERLOTs (New Jersey (State of)
     Transportation Trust Fund Authority); Series
     2002 A-05, VRD RB(b)(d)(e)                       2.30%     12/15/18       5,205          5,205,000
=======================================================================================================


NEW MEXICO-0.97%

  Albuquerque (City of) (Affordable Housing
     Projects); Series 2000, Refunding VRD RB(b)      2.65%     07/01/30       3,900          3,900,000
-------------------------------------------------------------------------------------------------------
  Farmington (City of) (Arizona Public Service Co.
     Four Corners Project); Series 1994 A,
     Refunding VRD PCR (LOC-Barclays Bank
     PLC)(a)(b)(f)                                    1.30%     05/01/24      15,950         15,950,000
-------------------------------------------------------------------------------------------------------
  New Mexico (State of); Series 2007, Unlimited
     Tax Capital Projects GO                          5.00%     03/01/09       2,010          2,064,669
-------------------------------------------------------------------------------------------------------
  New Mexico (State of) Highway Commission; Series
     2001 A, Sr. Sub. Lien Tax Highway RB             5.00%     06/15/08       9,335          9,359,079
-------------------------------------------------------------------------------------------------------
  New Mexico (State of) Hospital Equipment Loan
     Council (Dialysis Clinic, Inc. Project);
     Series 2000, VRD RB (LOC-SunTrust Bank)(a)(b)    2.24%     07/01/25       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  New Mexico (State of); Series 2007, TRAN            4.50%     06/30/08      10,000         10,018,470
=======================================================================================================
                                                                                             46,292,218
=======================================================================================================


NEW YORK-1.55%

  Broome (County of) Industrial Development Agency
     (Elizabeth Church Manor Nursing Home
     Project); Series 2003, Civic Facility VRD RB
     (LOC-Bank of New York Mellon)(a)(b)              2.25%     02/01/29       3,095          3,095,000
-------------------------------------------------------------------------------------------------------
  New York (City of); Series 2002, Subseries A-7,
     Unlimited Tax VRD GO(b)                          2.25%     11/01/24      31,925         31,925,000
-------------------------------------------------------------------------------------------------------
  New York (State of) Metropolitan Transportation
     Authority; Series 1998 CP-1, Subseries B,
     Commercial Paper BAN (LOC-Royal Bank of
     Scotland)(a)(f)                                  3.05%     06/11/08      20,000         20,000,000
-------------------------------------------------------------------------------------------------------
  Rensselaer (County of) Industrial Development
     Agency (RC Housing I, LLC Project); Series
     2008 A, Civic Facility VRD RB (LOC-RBS
     Citizens, N.A.)(a)(b)                            2.21%     06/01/38       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (New York (State
     of) Thruway Authority); Series
     12045,(b)(d)(e)                                  2.27%     01/01/32      12,000         12,000,000
-------------------------------------------------------------------------------------------------------
  Saratoga (County of) Industrial Development
     Agency (American Housing Foundation, Inc.
     Project); Series 2006 A, Refunding Civic
     Facility VRD RB (LOC-RBS Citizens,
     N.A.)(a)(b)                                      2.19%     12/01/36       4,045          4,045,000
=======================================================================================================
                                                                                             74,065,000
=======================================================================================================


NORTH CAROLINA-4.38%

  Concord (City of); Series 2002 B, Refunding
     Utilities System VRD RB (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.05%     12/01/22       2,140          2,140,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (North Carolina (State
     of) Capital Facilities Finance Agency (Duke
     University Project)); Series 2006-0139 A, VRD
     COP RB(b)(d)(e)                                  2.25%     10/01/41       3,400          3,400,000
-------------------------------------------------------------------------------------------------------
  New Hanover (County of) (New Hanover Regional
     Medical Center); Series 2005 B-1, Refunding
     Hospital VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.25%     10/01/26       5,450          5,450,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  North Carolina (State of) Capital Facilities
     Finance Agency (Barton College); Series 2004,
     Educational Facilities VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.28%     07/01/19     $ 4,870     $    4,870,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Durham Academy); Series 2001,
     Capital Facilities VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.11%     04/01/26      11,010         11,010,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Goodwill Industries of
     Central North Carolina, Inc.); Series 2004,
     VRD RB (LOC-Bank of America, N.A.)(a)(b)         2.12%     12/01/24         855            855,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Guilford College); Series
     2005 B, Capital Facilities VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.28%     09/01/35       6,800          6,800,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Methodist College, Inc.);
     Series 2005, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.11%     03/01/30       5,055          5,055,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (NCCU Real Estate Foundation,
     Inc. Project); Series 2003 A, Student Housing
     Facilities VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.11%     10/01/34       5,775          5,775,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (North Carolina Aquarium
     Society Project); Series 2004, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                2.10%     06/01/26       6,840          6,840,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Peace College of Raleigh,
     Inc.); Series 2004, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.13%     06/01/29       4,320          4,320,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (the UNCP University
     Foundation, LLC Project); Series 2001 A,
     Student Housing VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.13%     07/01/31       8,015          8,015,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Triangle Aquatic Center
     Project); Series 2006, VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.15%     08/01/28       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Trinity Episcopal School
     Project); Series 2003, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.15%     09/01/24       2,540          2,540,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Union Academy); Series 2007,
     Educational Facilities VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.07%     12/01/29       6,175          6,175,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Wake Forest University);
     Series 2004 A, Educational Facilities VRD
     RB(a)(b)                                         2.18%     01/01/20       4,190          4,190,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Eastern Municipal
     Power Agency;
     Series 2006 A, Refunding Power System VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 3.15%     01/01/24      42,270         42,270,000
-------------------------------------------------------------------------------------------------------
     Series 2007 A, Refunding Power System VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 3.15%     01/01/24      11,460         11,460,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Cardinal Gibbons High School
     Project); Series 1999, Education Facility VRD
     RB (LOC-Bank of America, N.A.)(a)(b)             2.12%     08/01/14       2,245          2,245,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Charlotte Latin Schools,
     Inc.); Series 1999, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.13%     01/01/25       2,710          2,710,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Gardner-Webb University);
     Series 1997, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)(e)                                   2.13%     07/01/17       2,250          2,250,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Guilford College); Series
     1997, VRD RB (INS-MBIA Insurance Corp.)(b)(c)    2.85%     05/01/24      11,740         11,740,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Carolina Village Project); Series
     2008 B, Retirement Facilities First Mortgage
     VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)        2.15%     10/01/14       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Deerfield Episcopal Retirement
     Community); Series 2004 C, Refunding Health
     Care Facilities 1st Mortgage VRD RB
     (LOC-Wells Fargo Bank N.A.)(a)(b)                2.28%     11/01/27       7,450          7,450,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Novant Health Obligated Group);
     Series 2004 A, Health Care Facilities VRD
     RB(b)                                            2.08%     11/01/34       1,850          1,850,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Person Memorial Hospital); Series
     2005, Health Care Facilities VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     01/01/35      14,005         14,005,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (The Presbyterian Home at
     Charlotte, Inc. Project); Series 2001, Health
     Care Facilities VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.11%     08/01/24       1,705          1,705,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Westcare Health System Obligated
     Group); Series 2002 A, Hospital VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     09/01/22       9,400          9,400,000
-------------------------------------------------------------------------------------------------------
  Piedmont Triad Airport Authority; Series 2008 A,
     Non-AMT Airport VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 2.10%     07/01/32       5,000          5,000,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  University of North Carolina at Chapel Hill
     Board of Governors; Series 2006 B, Commercial
     Paper Bonds                                      2.15%     06/04/08     $10,700     $   10,700,000
=======================================================================================================
                                                                                            209,520,000
=======================================================================================================


OHIO-2.16%

  ABN AMRO Munitops Ctfs. Trust (Olentangy Local
     School District); Series 2006-04, Multi-State
     Non-AMT Unlimited Tax VRD GO Ctfs.(b)(d)(e)      2.24%     06/01/14       2,865          2,865,000
-------------------------------------------------------------------------------------------------------
  American Municipal Power-Ohio Inc.; Series 2008
     A, Commercial Paper BAN (LOC-JPMorgan Chase
     Bank, N.A.)(a)                                   2.45%     04/04/08      23,251         23,251,000
-------------------------------------------------------------------------------------------------------
  Barberton (City of) School District; Series
     1998, School Improvement Unlimited Tax
     GO(g)(h)(i)                                      5.13%     11/01/08       2,000          2,053,462
-------------------------------------------------------------------------------------------------------
  Butler (County of) (CCAO Low Cost Capital Pooled
     Financing Program); Sr. Series 2005 A,
     Capital Funding VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.23%     06/01/35       6,395          6,395,000
-------------------------------------------------------------------------------------------------------
  Butler (County of) (Lifesphere Project); Series
     2002, Refunding & Healthcare Facilities
     Improvement VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.07%     05/01/27       4,970          4,970,000
-------------------------------------------------------------------------------------------------------
  Cleveland (City of) & Cuyahoga (County of) Port
     Authority (Carnegie/89th Garage & Service
     Center, LLC Project); Series 2007, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.20%     01/01/37       4,400          4,400,000
-------------------------------------------------------------------------------------------------------
  Cuyahoga (County of) (Cleveland Clinic Health
     System Obligated Group); Series 2003 B,
     Commercial Paper (LOC-Bank of America,
     N.A.)(a)                                         2.20%     05/02/08      11,000         11,000,000
-------------------------------------------------------------------------------------------------------
  Franklin (County of) Health Care Facilities (The
     Chelsea at First Community Village Project);
     Series 2005, Refunding & Improvement VRD RB
     (LOC-KBC Bank N.V.)(a)(b)(f)                     2.14%     03/01/36       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Hamilton (County of) (Cincinnati Childrens
     Hospital Medical Center Project); Series 2007
     M, Hospital Facilities VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.15%     05/15/37       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Hamilton (County of) (St. Xavier High School
     Project); Series 2003, Economic Development
     VRD RB (LOC-Fifth Third Bank)(a)(b)              2.21%     04/01/28       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Lake (County of) (Lake Hospital System, Inc.);
     Series 2002, Hospital Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     12/01/32      17,245         17,245,000
-------------------------------------------------------------------------------------------------------
  Marion (County of) (Pooled Lease Program);
     Series 1990, Hospital Improvement VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.18%     08/01/20       1,310          1,310,000
-------------------------------------------------------------------------------------------------------
  Ohio (State of) Economic Development (YMCA of
     Greater Cincinnati Project); Series 2001, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)         2.20%     11/01/21       2,085          2,085,000
-------------------------------------------------------------------------------------------------------
  Ohio State University (General Receipts);
     Series 2003, Sub. RB (INS-Financial Security
     Assurance Inc.)(c)                               5.00%     12/01/08       1,000          1,018,329
-------------------------------------------------------------------------------------------------------
     Series 2007 H, Commercial Paper Notes            1.25%     04/03/08       5,810          5,810,000
-------------------------------------------------------------------------------------------------------
  Salem (City of) (Salem Community Hospital
     Project); Series 2005, Refunding &
     Improvement Hospital Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.20%     09/01/35       3,750          3,750,000
-------------------------------------------------------------------------------------------------------
  Toledo (City of) & Lucas (County of) Port
     Authority (The Toledo Museum of Art Project);
     Series 1999, Multi-modal Cultural Facilities
     VRD RB (LOC-Fifth Third Bank)(a)(b)              2.26%     09/01/19       3,575          3,575,000
-------------------------------------------------------------------------------------------------------
  Toledo (City of); Series 2006, City Services
     Special Assessment Notes (LOC-State Street
     Bank & Trust Co.)(a)                             2.22%     12/01/08       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Warren (County of) (Otterbein Homes Project);
     Series 2007, Health Care Facilities
     Improvement VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.07%     07/01/31       1,315          1,315,000
=======================================================================================================
                                                                                            103,142,791
=======================================================================================================


OKLAHOMA-2.84%

  Oklahoma (County of) Finance Authority (Oxford
     Oaks, Watersedge & Gardens at Reding
     Apartments Projects); Series 2000, Refunding
     Multi-Family Housing VRD RB (CEP-Federal
     National Mortgage Association)(b)                2.14%     07/15/30      25,743         25,743,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (Capitol Dome Project); Series
     2001, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.31%     06/01/11       1,865          1,865,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (Inverness Village Project); Series
     2007 A, Refunding Continuing Care Retirement
     Community VRD RB (LOC-KBC Bank N.V.)(a)(b)(f)    2.08%     01/01/42      16,000         16,000,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Industries Authority
     (Obligated Group consisting of INTEGRIS
     Baptist Medical Center, Inc., INTEGRIS South
     Oklahoma City Hospital Corp. & INTEGRIS Rural
     Health, Inc.); Series 1999 B, Refunding VRD
     RB (INS-MBIA Insurance Corp.)(b)(c)              1.95%     08/15/29      31,065         31,065,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
OKLAHOMA-(CONTINUED)

  Oklahoma (State of) Turnpike Authority;
     Series 2006 D, Refunding Turnpike System
     Second Sr. VRD RB(b)                             2.00%     01/01/28     $14,000     $   14,000,000
-------------------------------------------------------------------------------------------------------
     Series 2006 F, Refunding Turnpike System
     Second Sr. VRD RB(b)                             2.00%     01/01/28      16,950         16,950,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Water Resources Board;
     Series 1994 A, State Loan Program VRD RB(b)      1.75%     09/01/23      14,455         14,455,000
-------------------------------------------------------------------------------------------------------
     Series 1995, State Loan Program VRD RB(b)        1.80%     09/01/24       4,680          4,680,000
-------------------------------------------------------------------------------------------------------
     Series 1997, State Loan Program VRD RB(b)        1.80%     09/01/26       4,135          4,135,000
-------------------------------------------------------------------------------------------------------
     Series 2003A, State Loan Program VRD RB(b)       3.54%     10/01/36       6,890          6,890,000
=======================================================================================================
                                                                                            135,783,000
=======================================================================================================


PENNSYLVANIA-6.99%

  Allegheny (County of) Hospital Development
     Authority (UPMC Senior Communities, Inc.);
     Series 2003, VRD RB (CEP-Federal National
     Mortgage Association)(b)                         2.21%     07/15/28       1,700          1,700,000
-------------------------------------------------------------------------------------------------------
  Beaver (County of) Industrial Development
     Authority (FirstEnergy Generation Corp.
     Project); Series 2006 A, Refunding Non-AMT
     VRD PCR (LOC-Barclays Bank PLC)(a)(b)(f)         1.25%     04/01/41      11,200         11,200,000
-------------------------------------------------------------------------------------------------------
  Berks (County of) Industrial Development
     Authority (CHF-Kutztown, LLC Project
     Servicing Kutztown University of
     Pennsylvania); Series 2007 A, Student Housing
     VRD RB (LOC-Citibank N.A.)(a)(b)                 2.24%     07/01/37      10,075         10,075,000
-------------------------------------------------------------------------------------------------------
  Bethlehem (City of) Area School District; Series
     2007, Unlimited Tax VRD GO (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.25%     01/01/32      19,000         19,000,000
-------------------------------------------------------------------------------------------------------
  Bucks (County of) Industrial Development
     Authority (Law School Admission Council, Inc.
     Project); Series 2003, Economic Development
     VRD RB (LOC-Allied Irish Banks PLC)(a)(b)(f)     2.10%     05/01/33       2,050          2,050,000
-------------------------------------------------------------------------------------------------------
  Butler (County of) General Authority (Hampton
     Township School District Project); Series
     2007, VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.11%     09/01/27       4,300          4,300,000
-------------------------------------------------------------------------------------------------------
  Butler (County of) General Authority (Mars Area
     School District Project); Series 2006,
     Refunding VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.15%     09/01/19       4,925          4,925,000
-------------------------------------------------------------------------------------------------------
  Chartiers Valley (Community of) Industrial &
     Commercial Development Authority (Asbury
     Villas); Series 2000 B, VRD IDR (LOC-Fifth
     Third Bank)(a)(b)                                2.25%     12/01/30       8,950          8,950,000
-------------------------------------------------------------------------------------------------------
  Chester (County of) Health & Education
     Facilities Authority (Jenners Pond Project);
     Series 2006, VRD RB (LOC-RBS Citizens
     N.A.)(a)(b)                                      2.10%     07/01/34       1,300          1,300,000
-------------------------------------------------------------------------------------------------------
  Chester (County of) Industrial Development
     Authority (Archdiocese of Philadelphia);
     Series 2001, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.70%     07/01/31       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Dauphin (County of) General Authority (School
     District Pooled Financing Program);
     Series 1986 Subseries W, VRD RB
     (INS-Financial Security Assurance Inc.)(b)(c)    2.24%     06/01/26       3,060          3,060,000
-------------------------------------------------------------------------------------------------------
     Series 1986, Subseries V, VRD RB
     (INS-Financial Security Assurance Inc.)(b)(c)    2.24%     06/01/26       9,000          9,000,000
-------------------------------------------------------------------------------------------------------
  Delaware (County of) Authority (Dunwoody
     Village); Series 2006, VRD RB (LOC-RBS
     Citizens, N.A.)(a)(b)                            2.13%     04/01/30       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Delaware (County of) Authority (White Horse
     Village Project); Series 2006 A, VRD RB
     (LOC-RBS Citizens, N.A.)(a)(b)                   1.20%     07/01/30       1,065          1,065,000
-------------------------------------------------------------------------------------------------------
  Delaware (County of) Industrial Development
     Authority (The Agnes Irwin School Project);
     Series 2003, Educational Facilities VRD RB
     (LOC-RBS Citizens, N.A.)(a)(b)                   2.10%     10/01/33       1,335          1,335,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Pennsylvania (State of)
     Public School Building Authority); Series
     2006-0161 A, VRD COP RB(b)(d)(e)                 2.30%     06/01/33      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  Emmaus (City of) General Authority; Series 2000
     A, Pennsylvania Loan Program VRD RB
     (INS-Financial Security Assurance Inc.)(b)(c)    2.24%     03/01/30       3,660          3,660,000
-------------------------------------------------------------------------------------------------------
  Erie (City of) City Water Authority; Series 2006
     A, VRD RB (INS-Financial Security Assurance
     Inc.)(b)(c)                                      2.20%     12/01/36       1,800          1,800,000
-------------------------------------------------------------------------------------------------------
  Harrisburg (City of) Authority (The School
     District of the City of Harrisburg Project);
     Series 2006, School VRD RB (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.23%     12/01/31      16,100         16,100,000
-------------------------------------------------------------------------------------------------------
  Harrisburg (City of) Authority; Series 2002 B,
     Refunding Water VRD RB (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.26%     07/15/17       3,335          3,335,000
-------------------------------------------------------------------------------------------------------
  Lancaster (County of) Convention Center
     Authority; Series 2007, Hotel Room Rental Tax
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.11%     03/01/47       3,680          3,680,000
-------------------------------------------------------------------------------------------------------
  Luzerne (County of); Series 2004, Unlimited Tax
     VRD GO (LOC-PNC Bank, N.A.)(a)(b)                2.14%     11/01/14       1,885          1,885,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

  Luzerne (County of) Convention Center Authority;
     Series 1998 A, Hotel Room Rental Tax VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.13%     09/01/28     $ 2,015     $    2,015,000
-------------------------------------------------------------------------------------------------------
  Luzerne (County of) Industrial Development
     Authority (Methodist Homes for the Aging of
     the Wyoming Conference Project); Series 2003,
     VRD IDR (LOC-Bank of New York Mellon)(a)(b)      2.30%     02/01/29       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Higher Education & Health
     Authority (Liberty Lutheran Services
     Project); Series 2004, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             2.13%     05/01/34       3,040          3,040,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Industrial Development
     Authority (Gloria Dei Project); Series 2006,
     VRD IDR (LOC-RBS Citizens, N.A.)(a)(b)           2.11%     01/01/23       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Industrial Development
     Authority (Philadelphia Presbytery Homes,
     Inc. Project); Series 2005 A, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.10%     07/01/35       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Nazareth (City of) Area School District; Series
     2007, Limited Tax VRD GO (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.24%     02/01/31       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Parkland (City of) School District; Series 2005,
     Unlimited Tax VRD GO (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.24%     06/01/22       9,245          9,245,000
-------------------------------------------------------------------------------------------------------
  Pennsbury (City of) School District; Series
     2005, Unlimited Tax VRD GO (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.23%     08/15/14       2,450          2,450,000
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program);
     Series 2001 H9-Susquehanna University, VRD RB
     (LOC-Allied Irish Banks PLC)(a)(b)(f)            2.14%     05/01/31       1,650          1,650,000
-------------------------------------------------------------------------------------------------------
     Series 2001 I4-Messiah College, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.14%     11/01/31       1,575          1,575,000
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Council of Independent
     Colleges & Universities Financing Program);
     Series 1997 A7-St. Joseph's University, VRD
     RB (LOC-Allied Irish Banks PLC)(a)(b)(f)         2.13%     04/01/27       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Washington & Jefferson
     Development Corp.); Series 2005 A, Student
     Housing VRD RB (LOC-UniCredito Italiano
     S.p.A.)(a)(b)                                    2.23%     11/01/36       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Turnpike Commission;
     Series 2006 B, Turnpike Multi-modal VRD RB(b)    3.40%     12/01/22       9,240          9,240,000
-------------------------------------------------------------------------------------------------------
  Philadelphia (City of) Hospital & Higher
     Education Facilities Authority (Wills Eye
     Hospital Project); Series 2000, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(e)         2.15%     11/01/30       3,095          3,095,000
-------------------------------------------------------------------------------------------------------
  Philadelphia (City of) Industrial Development
     Authority (Pennsylvania School for the Deaf);
     Series 2002, VRD IDR (LOC-RBS Citizens
     N.A.)(a)(b)                                      2.26%     11/01/32       2,665          2,665,000
-------------------------------------------------------------------------------------------------------
  Scranton (City of) & Lackawanna (County of)
     Health & Welfare Authority (The Community
     Medical Center Project); Series 2002,
     Hospital VRD RB (LOC-PNC Bank, N.A.)(a)(b)       2.14%     07/01/32       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Shippensburg (Borough of) Authority (Bethlehem
     Area School District Project); Series 2007,
     VRD RB (INS-Financial Security Assurance
     Inc.)(b)(c)                                      2.25%     07/01/31      20,400         20,400,000
-------------------------------------------------------------------------------------------------------
  Somerset (County of) Hospital Authority
     (Somerset Community Hospital Project); Series
     2007 A, Hospital VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      2.14%     03/01/17       5,890          5,890,000
-------------------------------------------------------------------------------------------------------
  Southcentral (Region of) General Authority
     (Wellspan Health Obligated Group);
     Series 2005 A, Refunding VRD RB(b)               3.50%     06/07/23      33,225         33,225,000
-------------------------------------------------------------------------------------------------------
     Series 2005 B, Refunding VRD RB(b)               3.50%     05/15/31      61,000         61,000,000
-------------------------------------------------------------------------------------------------------
  Upper St. Clair (Township of); Series 2008,
     Unlimited Tax VRD GO (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.25%     06/01/38       6,460          6,460,000
-------------------------------------------------------------------------------------------------------
  Washington (County of) Hospital Authority (The
     Washington Hospital Project); Series 2007 A,
     Hospital VRD RB (LOC-Wachovia Bank
     N.A.)(a)(b)                                      3.80%     07/01/37       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Westmoreland (County of) Industrial Development
     Authority; Series 2005 C, Health System VRD
     RB (LOC-Wachovia Bank, N.A.)(a)(b)               2.11%     07/01/27       5,235          5,235,000
-------------------------------------------------------------------------------------------------------
  Wilkes-Barre (City of); Series 2004 B, Unlimited
     Tax VRD GO (LOC-PNC Bank, N.A.)(a)(b)            2.14%     09/15/14       2,870          2,870,000
-------------------------------------------------------------------------------------------------------
  York (City of) General Authority (Harrisburg
     Parking Authority Project); Series 1996 C,
     Pooled Financing VRD RB (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.13%     09/01/26       5,330          5,330,000
-------------------------------------------------------------------------------------------------------
  York (County of) Industrial Development
     Authority (Philadelphia Electric Company
     Project); Series 1993 A, Refunding PCR
     (LOC-BNP Paribas)(a)(f)                          2.35%     04/04/08       2,000          2,000,000
=======================================================================================================
                                                                                            334,205,000
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
RHODE ISLAND-0.35%

  Rhode Island (State of) Health & Educational
     Building Corp. (Care New England Issue);
     Series 2008 B, Hospital Financing VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.10%     09/01/37     $ 4,200     $    4,200,000
-------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (Home & Hospice Care of Rhode
     Island Issue); Series 2008, Health Facilities
     VRD RB (LOC-RBS Citizens, N.A.)(a)(b)            2.10%     02/01/38       6,000          6,000,000
-------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (South County Hospital
     Healthcare System Issue); Series 2003 B,
     Refunding Hospital Financing VRD RB (LOC-RBS
     Citizens, N.A.)(a)(b)                            2.05%     09/15/33       6,700          6,700,000
=======================================================================================================
                                                                                             16,900,000
=======================================================================================================


SOUTH CAROLINA-2.64%

  Piedmont Municipal Power Agency;
     Series 1997 B, Refunding Electric VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 2.85%     01/01/19      33,350         33,350,000
-------------------------------------------------------------------------------------------------------
     Series 1997 C, Refunding Electric VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 6.00%     01/01/19      15,000         15,000,000
-------------------------------------------------------------------------------------------------------
     Series 2004 B-5, Refunding Electric VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 6.00%     01/01/31      37,605         37,605,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (South Carolina
     (State of) Public Service Authority);
     Series 10090, VRD RB(b)(d)(e)                    2.29%     01/01/22       8,925          8,925,000
-------------------------------------------------------------------------------------------------------
     Series 12304, VRD RB(b)(d)(e)                    2.33%     01/01/39       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Non-Profit Institutions
     of Higher Learning (Morris College Project);
     Series 1997, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(e)                                   2.15%     07/01/17       1,450          1,450,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Non-Profit Institutions
     of Higher Learning (Newberry College
     Project); Series 2005, Educational Facilities
     VRD RB (LOC-Branch Banking & Trust Co.)(a)(b)    2.28%     09/01/35       1,490          1,490,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Housing Finance and
     Development Authority (Runaway Bay Apartments
     Project); Series 2005, Refunding Multi-Family
     Rental Housing VRD RB (CEP-Federal National
     Mortgage Association)(b)                         2.23%     11/15/35       5,565          5,565,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Carolina Children's
     Home Project); Series 2003, Economic
     Development VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 2.28%     03/01/23       1,300          1,300,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Medical University
     Facilities Corp. Project); Series 2003,
     Economic Development VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.13%     01/01/13       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Presbyterian Home of
     South Carolina Project); Series 2003 A,
     Economic Development VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.15%     04/01/20       4,170          4,170,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (WUREF Development, LLC
     Project); Series 2002 A, Economic Development
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.13%     07/01/33       9,255          9,255,000
=======================================================================================================
                                                                                            126,010,000
=======================================================================================================


TENNESSEE-3.65%

  Chattanooga (City of) Health, Educational &
     Housing Facility Board (Windridge
     Apartments); Series 2003 A, Refunding Multi-
     Family Housing VRD RB (CEP-Federal National
     Mortgage Association)(b)                         2.25%     05/15/33       2,875          2,875,000
-------------------------------------------------------------------------------------------------------
  Cookeville (City of) Regional Medical Center
     Authority; Series 2006, VRD RB (LOC-Regions
     Bank)(a)(b)(e)                                   2.21%     03/01/36      32,790         32,790,000
-------------------------------------------------------------------------------------------------------
  Jackson (City of) Health, Educational & Housing
     Facility Board (Post House Jackson
     Apartments); Series 2002, Refunding Multi-
     Family Housing VRD RB (CEP-Federal National
     Mortgage Association)(b)                         2.25%     10/15/32       3,420          3,420,000
-------------------------------------------------------------------------------------------------------
  Knox (County of) Industrial Development Board
     (Cherokee Health Systems Project); Series
     2006, VRD IDR (LOC-Regions Bank)(a)(b)           2.21%     06/01/26       6,110          6,110,000
-------------------------------------------------------------------------------------------------------
  McMinn (County of) Industrial Development Board
     (Tennessee Wesleyan College Project); Series
     2006, VRD RB (LOC-Regions Bank)(a)(b)            2.23%     11/01/36       4,750          4,750,000
-------------------------------------------------------------------------------------------------------
  Memphis (City of);
     Series 2000, General Improvement Unlimited
     Tax GO(g)(h)(i)                                  5.00%     04/01/08       1,400          1,414,000
-------------------------------------------------------------------------------------------------------
     Series 2000, General Improvement Unlimited
     Tax GO(g)(h)(i)                                  5.25%     04/01/08       1,500          1,515,000
-------------------------------------------------------------------------------------------------------
  Morristown (City of) Health, Educational and
     Housing Facilities Board (All Saints
     Episcopal School, Inc. Project); Series 2001,
     VRD RB (LOC-SunTrust Bank)(a)(b)                 2.14%     08/01/16       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Health & Educational
     Facilities Board (Belmont University
     Project); Series 2005, Educational Facilities
     VRD RB (LOC-SunTrust Bank)(a)(b)                 2.08%     12/01/25      11,975         11,975,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Summit Apartments
     Project); Series 2006, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.21%     07/15/36     $ 4,200     $    4,200,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Chattanooga (City
     of) Industrial Development Board); Series
     12021, Lease Rental VRD RB(b)(d)(e)              2.40%     10/01/27      17,025         17,025,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Memphis College of Art
     Project); Series 2003, VRD RB (LOC-Regions
     Bank)(a)(b)                                      2.24%     08/01/23       3,585          3,585,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Southern College of Optometry
     Project); Series 2001, VRD RB (LOC-Allied
     Irish Banks PLC)(a)(b)(f)                        2.21%     06/01/26       4,900          4,900,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (St. Georges Independent
     School Project); Series 2007, VRD RB
     (LOC-Regions Bank)(a)(b)                         2.21%     08/01/34      23,620         23,620,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Trezevant Manor Project);
     Series 2007 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.21%     09/01/39       7,225          7,225,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Wynridge II Apartments
     Project); Series 2005, Refunding Multi-Family
     Housing VRD RB (CEP-Federal Home Loan
     Mortgage Corp.)(b)                               2.15%     12/01/30       6,890          6,890,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of); Series 2008 A, Refunding
     Unlimited Tax VRD GO(b)                          2.15%     03/01/22      17,355         17,355,000
-------------------------------------------------------------------------------------------------------
  Tennessee (State of) Local Development Authority
     (State Loan Programs); Series 2007 A, BAN        5.00%     06/30/08      22,000         22,068,257
-------------------------------------------------------------------------------------------------------
  Williamson (County of) Industrial Development
     Board (Currey Ingram Academy Project); Series
     2003, Educational Facilities VRD RB
     (LOC-SunTrust Bank)(a)(b)                        3.50%     04/01/23       1,100          1,100,000
=======================================================================================================
                                                                                            174,317,257
=======================================================================================================


TEXAS-10.61%

  ABN AMRO Munitops Ctfs. Trust (Alamo Community
     College District); Series 2006-85, Non-AMT
     Limited Tax VRD GO(b)(d)(e)                      2.26%     08/15/14       9,565          9,565,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Duncanville (City
     of) Independent School District); Series
     2006-22, Asset 14 Non-AMT Unlimited Tax VRD
     GO(b)(d)(e)                                      2.23%     02/15/14      11,000         11,000,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Eagle Mountain-
     Saginaw Independent School District); Series
     2007-11, Single Non-AMT School Building
     Unlimited Tax VRD GO(b)(d)(e)                    2.23%     08/15/13       7,995          7,995,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Edinburg (City
     of) Consolidated Independent School
     District); Series 2005-47, Single Non-AMT
     Unlimited Tax VRD GO(b)(d)(e)                    2.23%     02/15/13      10,945         10,945,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Harris (County
     of)); Series 2006-64, Sr. Lien Toll Road Non-
     AMT VRD RB(b)(d)(e)                              3.01%     08/15/30       9,750          9,750,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Leander (City of)
     Independent School District); Series 2002-16,
     Multi-State Non-AMT Unlimited Tax VRD
     GO(b)(d)(e)                                      2.23%     08/15/10       5,395          5,395,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops II Ctfs. Trust (Houston (City
     of) Independent School District); Series
     2007-32, Unlimited Tax VRD GO (CEP-Texas
     Permanent School Fund)(b)(d)(e)                  2.23%     02/15/22       9,785          9,785,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops II Ctfs. Trust (Marble Falls
     (City of) Independent School District);
     Series 2007-31, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School
     Fund)(b)(d)(e)                                   2.23%     08/15/14      10,215         10,215,000
-------------------------------------------------------------------------------------------------------
  Alamo Heights (City of) Higher Education
     Facilities Corp. (University of the Incarnate
     Word Project); Series 1999 A, Refunding
     Higher Education VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                2.10%     04/01/19       4,100          4,100,000
-------------------------------------------------------------------------------------------------------
  Aldine (City of) Independent School District;
     Series 2003, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(b)      3.75%     06/15/28       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Arlington (City of);
     Series 2005 A, Commercial Paper Notes GO         0.90%     07/10/08      11,500         11,500,000
-------------------------------------------------------------------------------------------------------
     Series 2005 A, Commercial Paper Notes GO         2.30%     07/10/08       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  Austin (County of) Industrial Development Corp.
     (Justin Industries Inc. Project); Series
     1984, VRD IDR (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.10%     12/01/14       1,250          1,250,000
-------------------------------------------------------------------------------------------------------
  Bell (County of) Health Facilities Development
     Corp. (Buckner Retirement Services, Inc.
     Obligated Group Project); Series 1998,
     Retirement Facility VRD RB(g)(h)(i)              5.00%     11/15/08       1,500          1,538,633
-------------------------------------------------------------------------------------------------------
  Brazoria (County of) Health Facilities
     Development Corp. (Brazosport Memorial
     Hospital); Series 1999, Hospital VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     07/01/13       7,100          7,100,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Eagle Tax-Exempt Trust (Harris (County of) Toll
     Road); Series 2002-6012 A, VRD COP(b)(d)(e)      2.30%     08/15/30     $ 1,580     $    1,580,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Houston (City of) Water
     & Sewer); Series 2002-6019 A, VRD
     COP(b)(d)(e)                                     2.30%     12/01/30       8,910          8,910,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Odessa (City of) & Ector
     (County of) Waterworks & Sewer System);
     Series 2001-4307 A, Refunding VRD COP
     RB(b)(d)(e)                                      2.30%     11/01/31       2,845          2,845,000
-------------------------------------------------------------------------------------------------------
  El Paso (City of) Independent School District;
     Series 2004 B, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(b)      2.15%     08/01/29       2,460          2,460,000
-------------------------------------------------------------------------------------------------------
  Garland (City of) Industrial Development
     Authority, Inc. (Carroll Co. Project); Series
     1984, VRD IDR (LOC-Wells Fargo Bank,
     N.A.)(a)(b)(e)                                   2.25%     12/01/14       2,800          2,800,000
-------------------------------------------------------------------------------------------------------
  Grand Prairie (City of) Housing Finance Corp.
     (Lincoln Property Co. No. 2188 Limited
     Partnership Project); Series 1993, Refunding
     Multi-Family Housing VRD RB (CEP-General
     Electric Corp.)(b)                               2.10%     06/01/10       3,100          3,100,000
-------------------------------------------------------------------------------------------------------
  Gulf Coast Waste Disposal Authority (Armco Inc.
     Project); Series 1998, Refunding RB (LOC-PNC
     Bank, N.A.)(a)(e)                                2.14%     12/01/08       7,640          7,640,000
-------------------------------------------------------------------------------------------------------
  Harris (County of); Series 2005 E, Sr. Lien Toll
     Road Commercial Paper RN                         2.25%     05/16/08       3,870          3,870,000
-------------------------------------------------------------------------------------------------------
  Harrison (County of) Health Facilities
     Development Corp. (Marshall Regional Medical
     Center Project); Series 2006, Hospital VRD RB
     (LOC-Regions Bank)(a)(b)                         2.21%     04/01/26       3,900          3,900,000
-------------------------------------------------------------------------------------------------------
  Hockley (County of) Industrial Development Corp.
     (AMOCO Project);
     Series 1983, VRD PCR(b)(f)                       1.75%     03/01/14      30,000         30,000,000
-------------------------------------------------------------------------------------------------------
     Series 1985, VRD PCR(b)(f)                       3.40%     11/01/19      10,640         10,640,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Alamo Heights (City of)
     Independent School District); Series 2005-
     980, Unlimited Tax VRD GO(b)(d)(e)               2.29%     02/01/12       1,715          1,715,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Bexar (County of)); Series
     2004-530, Limited Tax VRD GO(b)(d)(e)            2.29%     06/15/12       4,565          4,565,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Brownsville (City Of)); Series
     2005-1038, Unlimited Tax VRD GO(b)(d)(e)         3.50%     02/15/13       6,645          6,645,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Nueces River Authority);
     Series 2006-1412, VRD RB(b)(d)(e)                2.29%     07/15/13       1,945          1,945,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (San Antonio (City of) Electric
     & Gas Systems); Series 2007-2503, Refunding
     VRD RB(b)(d)(e)                                  2.29%     02/01/15       3,700          3,700,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Texas (State of)
     Transportation Commission); Series 2008-2481,
     Unlimited Tax Mobility Fund VRD GO(b)(d)(e)      2.29%     04/01/15       2,200          2,200,000
-------------------------------------------------------------------------------------------------------
  Mesquite (City of) Independent School District;
     Series 2003 A, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(b)      2.15%     08/01/29       1,405          1,405,000
-------------------------------------------------------------------------------------------------------
  Morgan Stanley & Co. Inc. Trust Floater Ctfs.
     (North East Independent School District);
     Series 2006-1668, Refunding Unlimited Tax VRD
     GO(b)(d)(e)                                      2.25%     02/01/27      14,795         14,795,000
-------------------------------------------------------------------------------------------------------
  Morgan Stanley & Co. Inc. Trust Floater Ctfs.
     (Texas (State of) Transportation Commission
     State Highway Fund); Series 2006-2033 A,
     First Tier VRD RB(b)(d)(e)                       2.16%     04/01/16      17,562         17,561,500
-------------------------------------------------------------------------------------------------------
  North Central (Region of) Health Facilities
     Development Corp. (Methodist Hospitals of
     Dallas); Series 1985 B, Hospital VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 3.25%     10/01/15       7,070          7,070,000
-------------------------------------------------------------------------------------------------------
  Northside Independent School District; Series
     2006 A, Refunding Unlimited Tax VRD GO
     (CEP-Texas Permanent School Fund)(b)             3.75%     08/01/33       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Northwest Independent School District; Series
     2006, School Building Unlimited Tax VRD GO
     (CEP-Texas Permanent School Fund)(b)             2.15%     02/15/31       7,145          7,145,000
-------------------------------------------------------------------------------------------------------
  Red River Educational Finance Corp. (The Parish
     Day School of the Episcopal Church of the
     Transfiguration Project); Series 2001 A,
     Educational VRD RB (LOC-Allied Irish
     Bank)(a)(b)(f)                                   2.25%     12/01/31       2,470          2,470,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Dallas (City of)
     Waterworks & Sewer System); Series 12044,
     Refunding & Improvement VRD RB(b)(d)(e)          2.28%     10/01/35      22,290         22,290,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Houston (City of)
     Airport System); Series 12022, Sub.-Lien VRD
     RB(b)(d)(e)                                      2.30%     07/01/28      13,520         13,520,000
-------------------------------------------------------------------------------------------------------
  San Antonio (City of) Independent School
     District; Series 1997, School Building
     Unlimited Tax GO(g)(h)(i)                        5.00%     08/15/08       1,000          1,008,795
-------------------------------------------------------------------------------------------------------
  San Antonio (City of) Water System; Series 2005
     A, Commercial Paper Notes                        1.95%     05/21/08      15,850         15,850,000
-------------------------------------------------------------------------------------------------------
  San Antonio (City of); Series 2006, Limited Tax
     GO                                               4.00%     02/01/09         965            979,644
-------------------------------------------------------------------------------------------------------
  San Gabriel (City of) Health Facilities
     Development Corp. (YMCA of Greater Williamson
     County Project); Series 2005, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     04/01/26       3,815          3,815,000
-------------------------------------------------------------------------------------------------------
  Tarrant (County of) Health Facilities
     Development Corp. (Adventist Health
     System/Sunbelt Obligated Group); Series 1998,
     Hospital RB(g)(h)(i)                             5.38%     11/15/08       7,805          8,041,746
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Tarrant (County of) Housing Finance Corp.
     (Sierra Springs Apartments Project); Series
     1999, Refunding Multi-Family Housing VRD RB
     (CEP-Federal National Mortgage
     Association)(b)                                  2.09%     02/15/27     $ 4,050     $    4,050,000
-------------------------------------------------------------------------------------------------------
  Texas (State of) Department of Housing and
     Community Affairs (NHP Foundation-Asmara
     Affordable Housing Inc. Project); Series
     2003, Refunding Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        3.65%     07/01/33       6,260          6,260,000
-------------------------------------------------------------------------------------------------------
  Texas (State of) Public Finance Authority;
     Series 2002 A, Commercial Paper Notes            1.15%     04/08/08       6,500          6,500,000
-------------------------------------------------------------------------------------------------------
  Texas (State of) Turnpike Authority (Central
     Texas Turnpike System); Series 2002, Second
     Tier BAN                                         5.00%     06/01/08      13,250         13,287,014
-------------------------------------------------------------------------------------------------------
  Texas (State of); Series 2007, Limited Tax TRAN     4.50%     08/28/08       5,000          5,025,515
-------------------------------------------------------------------------------------------------------
  Texas A&M University System Board of Regents
     (Revenue Financing System); Series 2004 B,
     Commercial Paper RN                              1.05%     04/07/08       1,675          1,675,000
-------------------------------------------------------------------------------------------------------
  Travis (County of) Housing Finance Corp. (The
     College Houses Project); Series 2006, Student
     Housing VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.05%     12/01/36       5,425          5,425,000
-------------------------------------------------------------------------------------------------------
  Tyler (City of) Independent School District;
     Series 2006 A, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(b)      2.15%     02/15/25      12,300         12,300,000
-------------------------------------------------------------------------------------------------------
  University of Texas Board of Regents (Permanent
     University Fund); Series 2006 A, Refunding RB    5.00%     07/01/08      10,680         10,727,478
-------------------------------------------------------------------------------------------------------
  University of Texas Board of Regents (Revenue
     Financing System);
     Series 2007 A, Commercial Paper Notes            3.20%     04/15/08       9,044          9,044,000
-------------------------------------------------------------------------------------------------------
     Series 2007 A, Commercial Paper Notes            2.80%     06/06/08      24,672         24,672,000
-------------------------------------------------------------------------------------------------------
     Series 2008 B, VRD RB(b)                         2.10%     08/01/16       9,500          9,500,000
-------------------------------------------------------------------------------------------------------
     Series 2008 B, VRD RB(b)                         2.07%     08/01/32      20,660         20,660,000
-------------------------------------------------------------------------------------------------------
     Series 2008 B, VRD RB(b)                         2.10%     08/01/39      11,400         11,400,000
-------------------------------------------------------------------------------------------------------
  Upper Trinity Regional Water District (Regional
     Treated Water Supply System); Series 2008 A,
     Commercial Paper RN (LOC-Bank of America,
     N.A.)(a)                                         1.70%     04/09/08       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Harris (County of) Toll Road);
     Series 2003-B16, Refunding Sr. Lien VRD
     RB(b)(d)(e)                                      2.30%     08/15/25      16,000         16,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Texas Board of
     Regents);
     Series 2003-B14, VRD RB(b)(d)(e)                 2.25%     08/15/22       7,955          7,955,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C82, Refunding VRD RB (Acquired
     09/05/07; Cost $10,705,000)(b)(d)(e)(j)          2.30%     07/01/21      10,705         10,705,000
=======================================================================================================
                                                                                            507,291,325
=======================================================================================================


UTAH-0.50%

  Duchesne School District Municipal Building
     Authority; Series 2005, Lease VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      2.26%     06/01/21         900            900,000
-------------------------------------------------------------------------------------------------------
  Murray (City of) (IHC Health Services, Inc.);
     Series 2003 B, Hospital VRD RB(b)                2.07%     05/15/36       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
     Series 2005 C, Hospital VRD RB(b)                2.15%     05/15/37       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Sanpete (County of) School Facility (Wasatch
     Academy); Series 2003, Multi-Mode VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      2.26%     08/01/28         800            800,000
-------------------------------------------------------------------------------------------------------
  University of Utah Board of Regents; Series
     1998, Hospital RB(g)(h)(i)                       5.25%     08/01/08       2,570          2,607,948
-------------------------------------------------------------------------------------------------------
  Utah (State of) Water Finance Agency (Timpanogos
     Loan Financing Program); Series 1998 B,
     RB(g)(h)(i)                                      5.00%     06/01/08       1,500          1,507,461
-------------------------------------------------------------------------------------------------------
  Utah (State of); Series 1998 A, Unlimited Tax
     GO(g)(h)(i)                                      5.00%     07/01/08       7,325          7,380,548
=======================================================================================================
                                                                                             23,695,957
=======================================================================================================


VERMONT-0.29%

  Vermont (State of) Economic Development
     Authority (Wake Robin Corp. Project); Series
     1999 B, Mortgage RB(g)(h)(i)                     6.75%     03/01/09       5,720          6,039,252
-------------------------------------------------------------------------------------------------------
  Vermont (State of) Educational & Health
     Buildings Financing Agency (North Country
     Hospital Project); Series 2007 A, VRD RB
     (LOC-Toronto-Dominion Bank)(a)(b)(f)             1.20%     10/01/34       1,250          1,250,000
-------------------------------------------------------------------------------------------------------
  Vermont (State of) Educational & Health
     Buildings Financing Agency (Rutland Regional
     Medical Center Project); Series 2001 A,
     Hospital VRD RB (LOC-Toronto-Dominion
     Bank)(a)(b)(f)                                   1.20%     04/01/15       3,555          3,555,000
-------------------------------------------------------------------------------------------------------
  Vermont (State of) Industrial Development
     Authority (Central Vermont Public Service
     Corp.-East Barnet Project); Series 1984,
     Hydroelectric VRD IDR (LOC-RBS Citizens
     N.A.)(a)(b)                                      2.00%     12/01/13       3,200          3,200,000
=======================================================================================================
                                                                                             14,044,252
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
VIRGINIA-0.76%

  Chesapeake Bay Bridge & Tunnel District; Series
     2008 A, Refunding General Resolution VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     05/28/21     $ 6,250     $    6,250,000
-------------------------------------------------------------------------------------------------------
  Fairfax (County of) Economic Development
     Authority (Government Center Properties);
     Series 2003, Refunding Lease RB                  5.00%     05/15/08       4,495          4,501,720
-------------------------------------------------------------------------------------------------------
  Fairfax (County of) Industrial Development
     Authority (Fairfax Hospital System, Inc.);
     Series 1988 C, Obligation VRD RB(b)              2.10%     10/01/25       2,970          2,970,000
-------------------------------------------------------------------------------------------------------
  Fairfax (County of) Industrial Development
     Authority (Inova Health System Project);
     Series 2005 C-1, Health Care VRD RB(b)           2.10%     05/15/26       4,355          4,355,000
-------------------------------------------------------------------------------------------------------
  Lexington (City of) Industrial Development
     Authority (V.M.I. Development Board, Inc.
     Project); Series 2006, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           1.20%     12/01/36       9,075          9,075,000
-------------------------------------------------------------------------------------------------------
  Newport News (City of) Industrial Development
     Authority (Christopher Newport University
     Foundations Projects); Series 2006,
     Educational Facilities VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.13%     08/01/36       3,375          3,375,000
-------------------------------------------------------------------------------------------------------
  Roanoke (City of) Industrial Development
     Authority (Carilion Health System Obligated
     Group); Series 2005, Hospital VRD RB
     (INS-Financial Security Assurance Inc.)(b)(c)    1.20%     07/01/27       1,615          1,615,000
-------------------------------------------------------------------------------------------------------
  Spotsylvania (County of) Economic Development
     Authority (Civil War Preservation Trust
     Project); Series 2007, VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      2.09%     04/01/27       4,000          4,000,000
=======================================================================================================
                                                                                             36,141,720
=======================================================================================================


WASHINGTON-2.34%

  ABN AMRO Munitops Ctfs. Trust (Seattle (City of)
     Municipal Light & Power); Series 2002-12,
     Multi-State Non-AMT VRD Ctfs.(b)(d)(e)           2.24%     03/01/09       9,755          9,755,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Seattle (City
     of)); Series 2003-7, Multi-State Non-AMT
     Limited Tax VRD GO Ctfs.(b)(d)(e)                2.26%     07/01/10      10,685         10,685,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Skagit (County
     of) Public Hospital District No. 1); Series
     2004-37, Multi-State Non-AMT Unlimited VRD GO
     Ctfs.(b)(d)(e)                                   3.01%     12/01/12       8,235          8,235,000
-------------------------------------------------------------------------------------------------------
  Bremerton (City of) (Kitsap Regional Conference
     Center Parking Garage); Series 2003, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                2.12%     12/01/28       5,105          5,105,000
-------------------------------------------------------------------------------------------------------
  Energy Northwest (Project No. 3); Series 2003 D-
     3-2, Refunding Electric VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           4.50%     07/01/18      10,400         10,400,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Washington (State of));
     Series 2004-593, Unlimited Tax VRD
     GO(b)(d)(e)                                      2.29%     07/01/12       3,585          3,585,000
-------------------------------------------------------------------------------------------------------
     Series 2008-2480, Unlimited Tax VRD
     GO(b)(d)(e)                                      2.29%     01/01/16       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  King (County of) Economic Enterprise Corp.
     (Puget Sound Blood Center Project); Series
     1998, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)         2.30%     04/01/23       4,400          4,400,000
-------------------------------------------------------------------------------------------------------
  Lake Tapps Parkway Properties;
     Series 1999 A, Special VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.36%     12/01/19       3,829          3,829,000
-------------------------------------------------------------------------------------------------------
     Series 1999 B, Special VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.36%     12/01/19       2,400          2,400,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Seattle (City of)
     Water System); Series 11144, Refunding VRD
     RB(b)(d)(e)                                      2.29%     09/01/33       2,995          2,995,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Seattle (Port
     of)); Series 638, VRD RB(b)(d)(e)                2.59%     12/01/23      10,640         10,640,000
-------------------------------------------------------------------------------------------------------
  Seattle (City of) Housing Authority (Bayview
     Manor Project); Series 1994 B, Low Income
     Housing Assistance VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.30%     05/01/19       2,365          2,365,000
-------------------------------------------------------------------------------------------------------
  Seattle (Port of) Industrial Development Corp.
     (Sysco Food Services of Seattle, Inc.
     Project); Series 1994, Refunding VRD RB(b)       2.15%     11/01/25       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (National Healthcare, Research &
     Education Finance Corp.); Series 2000, Lease
     VRD RB (LOC-BNP Paribas)(a)(b)(f)                3.65%     01/01/32       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Swedish Health Services); Series
     2006, VRD RB (LOC-Citibank, N.A.)(a)(b)(e)       2.18%     11/15/26      21,315         21,315,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Riverview Retirement Community Project);
     Series 1997, Elderly Housing VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                2.30%     07/01/22       1,645          1,645,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (The Northwest School Project); Series 2005,
     Non-Profit VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.15%     06/01/32       2,000          2,000,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

  Washington (State of) Housing Finance Commission
     (YMCA of Columbia-Willamette); Series 1999,
     Non-Profit VRD RB (LOC-U.S. Bank, N.A.)(a)(b)    2.26%     08/01/24     $ 2,200     $    2,200,000
=======================================================================================================
                                                                                            111,954,000
=======================================================================================================


WEST VIRGINIA-0.08%

  Harrison (County of) County Commission (Fox
     Grocery Co. Project); Series 1991, Refunding
     VRD IDR (LOC-Wachovia Bank, N.A.)(a)(b)          2.14%     06/01/14       2,780          2,780,000
-------------------------------------------------------------------------------------------------------
  Harrison (County of) Building Commission
     (Maplewood Retirement Community Project);
     Series 1998, Health Care RB(g)(h)(i)             5.25%     04/01/08       1,000          1,020,000
=======================================================================================================
                                                                                              3,800,000
=======================================================================================================


WISCONSIN-3.23%

  Kenosha (County of) Unified School District No.
     1; Series 2005 A, Refunding Unlimited Tax GO     5.00%     04/01/08       5,580          5,580,000
-------------------------------------------------------------------------------------------------------
  Mequon-Thiensville (Cities of) School District;
     Series 2007, TRAN                                4.25%     09/05/08      11,500         11,534,805
-------------------------------------------------------------------------------------------------------
  Milwaukee (City of) (Goodwill Industries of
     Southeastern Wisconsin & Metropolitan
     Chicago, Inc. Issue); Series 1999, VRD IDR
     (LOC-U.S. Bank, N.A.)(a)(b)(e)                   2.10%     07/01/19       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  Milwaukee (City of) Redevelopment Authority
     (Cathedral Place Parking Facility Project);
     Series 2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.10%     05/01/25       2,340          2,340,000
-------------------------------------------------------------------------------------------------------
  Milwaukee (City of); Series 2008 C2, Commercial
     Paper Promissory Notes GO (LOC-State Street
     Bank & Trust Co.)(a)                             2.10%     05/02/08       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Rock (County of); Series 2007, Promissory Notes
     Unlimited Tax GO                                 4.25%     07/10/08       2,500          2,502,958
-------------------------------------------------------------------------------------------------------
  University of Wisconsin Hospitals & Clinics
     Authority; Series 1997, Hospital VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 6.00%     04/01/26       5,675          5,675,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Fort Healthcare, Inc.);
     Series 2007 A, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.33%     05/01/37      18,700         18,700,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Froedtert & Community
     Health, Inc. Obligated Group);
     Series 2005 B, VRD RB(b)                         4.50%     04/01/30       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
     Series 2005 C, VRD RB(b)                         2.70%     04/01/35      55,200         55,200,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Gundersen Lutheran);
     Series 2000 A, VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            1.33%     12/01/15      19,400         19,400,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Indian Community School
     of Milwaukee, Inc. Project); Series 2007, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)         2.20%     12/01/36       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Mequon Jewish Campus,
     Inc. Project); Series 2003, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.15%     07/01/28       6,245          6,245,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of);
     Series 2005 B, Unlimited Tax GO(i)               4.00%     05/01/08       2,750          2,750,603
-------------------------------------------------------------------------------------------------------
     Series 2007, Operating Notes                     4.50%     06/16/08      11,300         11,317,201
=======================================================================================================
                                                                                            154,345,567
=======================================================================================================


WYOMING-0.30%

  Gillette (City of) (Pacificorp Project); Series
     1988, Refunding Customized Purchase Floating
     VRD PCR (LOC-Barclays Bank PLC)(a)(b)(f)         2.13%     01/01/18       7,100          7,100,000
-------------------------------------------------------------------------------------------------------
  Sweetwater (County of) (Pacificorp Project);
     Series 1988 A, Refunding Customized Purchase
     PCR (LOC-Barclays Bank PLC)(a)(f)                0.95%     06/10/08       7,050          7,050,000
=======================================================================================================
                                                                                             14,150,000
=======================================================================================================
TOTAL INVESTMENTS(k)(l)-99.09% (Cost
  $4,736,725,048)                                                                         4,736,725,048
=======================================================================================================
OTHER ASSETS LESS LIABILITIES-0.91%                                                          43,273,915
=======================================================================================================
NET ASSETS-100.00%                                                                       $4,779,998,963
_______________________________________________________________________________________________________
=======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        TAX-FREE CASH RESERVE PORTFOLIO

Investment Abbreviations:

AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
INS      - Insurer
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Option Tender
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax-Exempt Receipts
RAC      - Revenue Anticipation Certificates
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
Unsec.   - Unsecured
VRD      - Variable Rate Demand
Wts.     - Warrants


Notes to Schedule of Investments:

(a) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(b) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2008.
(c) Principal and/or interest payments are secured by the bond insurance company listed.
(d) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(e) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2008 was $808,651,500, which represented 16.92% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(f) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(g) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)   Advance refunded.
(i)   Secured by an escrow fund of U.S. Government obligations.
(j) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at March 31, 2008 represented 0.22% of the Fund's Net Assets.
(k) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

      ENTITIES                                                       PERCENTAGE
      -------------------------------------------------------------------------
      MBIA Insurance Corp.                                              12.5%
      -------------------------------------------------------------------------
      Financial Security Assurance Inc.                                 11.2
      -------------------------------------------------------------------------
      JPMorgan Chase Bank, N.A.                                          5.7
      -------------------------------------------------------------------------
      Wachovia Bank, N.A.                                                5.0
      _________________________________________________________________________
      =========================================================================



(l)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        TAX-FREE CASH RESERVE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2008




ASSETS:

Investments, at value (Cost
  $4,736,725,048)                        $4,736,725,048
-------------------------------------------------------
Cash                                         61,615,945
-------------------------------------------------------
Receivables for:
  Investments sold                           29,369,804
-------------------------------------------------------
  Interest                                   23,595,443
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             102,507
-------------------------------------------------------
Other assets                                     94,917
=======================================================
     Total assets                         4,851,503,664
_______________________________________________________
=======================================================


LIABILITIES:

Payables for:
  Investments purchased                      60,262,410
-------------------------------------------------------
  Dividends                                  10,444,122
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              362,704
-------------------------------------------------------
Accrued distribution fees                       180,055
-------------------------------------------------------
Accrued trustees' and officer's fees
  and benefits                                   15,844
-------------------------------------------------------
Accrued transfer agent fees                      32,953
-------------------------------------------------------
Accrued operating expenses                      206,613
=======================================================
     Total liabilities                       71,504,701
=======================================================
Net assets applicable to shares
  outstanding                            $4,779,998,963
_______________________________________________________
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $4,780,072,278
-------------------------------------------------------
Undistributed net realized gain (loss)          (73,315)
=======================================================
                                         $4,779,998,963
_______________________________________________________
=======================================================



NET ASSETS:

Institutional Class                      $3,256,571,692
_______________________________________________________
=======================================================
Private Investment Class                 $  249,372,209
_______________________________________________________
=======================================================
Personal Investment Class                $   34,464,427
_______________________________________________________
=======================================================
Cash Management Class                    $  789,752,787
_______________________________________________________
=======================================================
Reserve Class                            $   60,788,848
_______________________________________________________
=======================================================
Resource Class                           $  242,372,470
_______________________________________________________
=======================================================
Corporate Class                          $  146,676,530
_______________________________________________________
=======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                       3,256,556,192
_______________________________________________________
=======================================================
Private Investment Class                    249,350,700
_______________________________________________________
=======================================================
Personal Investment Class                    34,461,285
_______________________________________________________
=======================================================
Cash Management Class                       789,773,540
_______________________________________________________
=======================================================
Reserve Class                                60,785,666
_______________________________________________________
=======================================================
Resource Class                              242,368,215
_______________________________________________________
=======================================================
Corporate Class                             146,693,187
_______________________________________________________
=======================================================
  Net asset value, offering and
     redemption price per share for
     each class                          $         1.00
_______________________________________________________
=======================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


30        TAX-FREE CASH RESERVE PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended March 31, 2008




INVESTMENT INCOME:

Interest                                                                            $138,673,628
================================================================================================


EXPENSES:

Advisory fees                                                                          8,281,026
------------------------------------------------------------------------------------------------
Administrative services fees                                                             630,465
------------------------------------------------------------------------------------------------
Custodian fees                                                                           166,473
------------------------------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                                             1,005,061
------------------------------------------------------------------------------------------------
  Personal Investment Class                                                              265,773
------------------------------------------------------------------------------------------------
  Cash Management Class                                                                  517,525
------------------------------------------------------------------------------------------------
  Reserve Class                                                                          183,286
------------------------------------------------------------------------------------------------
  Resource Class                                                                         523,441
------------------------------------------------------------------------------------------------
  Corporate Class                                                                         54,341
------------------------------------------------------------------------------------------------
Transfer agent fees                                                                      361,396
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                128,873
------------------------------------------------------------------------------------------------
Other                                                                                    467,442
================================================================================================
     Total expenses                                                                   12,585,102
================================================================================================
Less:   Fees waived                                                                   (1,956,708)
================================================================================================
     Net expenses                                                                     10,628,394
================================================================================================
Net investment income                                                                128,045,234
================================================================================================
Net realized gain (loss)                                                                 (64,510)
================================================================================================
Net increase in net assets resulting from operations                                $127,980,724
________________________________________________________________________________________________
================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


31        TAX-FREE CASH RESERVE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2008 and 2007



                                                                                2008              2007
-----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $  128,045,234    $  132,984,782
-----------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                        (64,510)           32,903
===========================================================================================================
     Net increase in net assets resulting from operations                     127,980,724       133,017,685
===========================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                                         (90,092,433)      (83,121,765)
-----------------------------------------------------------------------------------------------------------
  Private Investment Class                                                     (5,907,971)       (6,493,421)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class                                                      (955,425)         (988,410)
-----------------------------------------------------------------------------------------------------------
  Cash Management Class                                                       (16,534,933)      (23,466,226)
-----------------------------------------------------------------------------------------------------------
  Reserve Class                                                                  (393,176)         (450,089)
-----------------------------------------------------------------------------------------------------------
  Resource Class                                                               (8,334,594)      (13,110,320)
-----------------------------------------------------------------------------------------------------------
  Corporate Class                                                              (5,826,702)       (5,354,551)
===========================================================================================================
     Decrease in net assets resulting from distributions                     (128,045,234)     (132,984,782)
===========================================================================================================
Share transactions-net:
  Institutional Class                                                         386,399,200       978,081,281
-----------------------------------------------------------------------------------------------------------
  Private Investment Class                                                     64,205,316       (35,832,005)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class                                                       794,543        12,767,640
-----------------------------------------------------------------------------------------------------------
  Cash Management Class                                                        68,418,687        37,687,595
-----------------------------------------------------------------------------------------------------------
  Reserve Class                                                                48,055,399        (6,320,201)
-----------------------------------------------------------------------------------------------------------
  Resource Class                                                             (138,677,567)       39,659,821
-----------------------------------------------------------------------------------------------------------
  Corporate Class                                                             (13,522,471)      152,199,233
===========================================================================================================
     Net increase in net assets resulting from share transactions             415,673,107     1,178,243,364
===========================================================================================================
     Net increase in net assets                                               415,608,597     1,178,276,267
===========================================================================================================


NET ASSETS:

  Beginning of year                                                         4,364,390,366     3,186,114,099
===========================================================================================================
  End of year (including undistributed net investment income of $0 and
     $0, respectively)                                                     $4,779,998,963    $4,364,390,366
___________________________________________________________________________________________________________
===========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


32        TAX-FREE CASH RESERVE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

March 31, 2008


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

  The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

        The Fund files tax returns in the U.S. federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.


33        TAX-FREE CASH RESERVE PORTFOLIO

I. OTHER RISKS -- The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.

        Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through June 30, 2008. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest: (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposits accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, to be effective as of May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  For the year ended March 31, 2008, the Advisor waived advisory fees of $1,151,284.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the year ended March 31, 2008, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended March 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust, pursuant to a transfer agency and service agreement, has agreed to pay Invesco Aim Investment Services, Inc. ("IAIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  Under the terms of a master distribution agreement between Invesco Aim Distributors, Inc. ("IADI") and the Trust, IADI acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, IADI has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through at least June 30, 2008. Pursuant to the Plan, for the year ended March 31, 2008, 12b-1 fees before fee waiver under this agreement are shown in the Statement of Operations as distribution fees. Fees incurred after fee waivers under this agreement for Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, and Resource Class were $502,531, $194,900, $414,020, $159,459, and $418,753, respectively.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

34        TAX-FREE CASH RESERVE PORTFOLIO

Pursuant to these procedures, for the year ended March 31, 2008, the Fund engaged in securities sales of $415,033,043, which resulted in net realized gains (losses) of $0, and securities purchases of $205,811,174.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the year ended March 31, 2008, the Fund paid legal fees of $12,722 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--CASH BALANCES

The Fund is permitted to temporarily overdraft or leave balances in its account with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Fund for such activity, the Fund may either (i) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated by earning additional interest; or (ii) pay to or receive from BNY Mellon compensation at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended March 31, 2008 and 2007 was as follows:

                                                                                2008             2007
---------------------------------------------------------------------------------------------------------
Distributions paid from ordinary income                                     $128,045,234     $132,984,782
_________________________________________________________________________________________________________
=========================================================================================================



TAX COMPONENTS OF NET ASSETS:

As of March 31, 2008, the components of net assets on a tax basis were as follows:

                                                                                        2008
-------------------------------------------------------------------------------------------------
Undistributed ordinary income                                                      $      355,109
-------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation)-investments                                         (6,864)
-------------------------------------------------------------------------------------------------
Temporary book/tax differences                                                           (355,109)
-------------------------------------------------------------------------------------------------
Capital loss carryforward                                                                 (16,396)
-------------------------------------------------------------------------------------------------
Post-October capital loss deferral                                                        (50,055)
-------------------------------------------------------------------------------------------------
Shares of beneficial interest                                                       4,780,072,278
=================================================================================================
Total net assets                                                                   $4,779,998,963
_________________________________________________________________________________________________
=================================================================================================




  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. Cost of investments for tax purposes is $4,736,731,912.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund has a capital loss carryforward as of March 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
March 31, 2013                                                                       $ 1,941
-----------------------------------------------------------------------------------------------
March 31, 2016                                                                        14,455
===============================================================================================
Total capital loss carryforward                                                      $16,396
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


35        TAX-FREE CASH RESERVE PORTFOLIO

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                               MARCH 31, 2008(a)                         MARCH 31, 2007
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 29,180,701,441     $ 29,180,701,441      28,605,247,846     $ 28,605,247,846
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               683,053,539          683,053,539         800,043,681          800,043,681
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              147,256,006          147,256,006          90,121,993           90,121,993
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                6,287,611,982        6,287,611,982       6,677,587,019        6,677,587,019
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           89,382,790           89,382,790          95,804,362           95,804,362
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       1,682,213,737        1,682,213,737       3,099,970,711        3,099,970,711
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      1,492,840,952        1,492,840,952         627,214,023          627,214,023
==================================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                     50,778,338           50,778,338          51,555,761           51,555,761
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                 4,943,626            4,943,626           5,521,451            5,521,451
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   38,268               38,268             106,122              106,122
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   14,407,512           14,407,512          17,866,095           17,866,095
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              328,466              328,466             444,003              444,003
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           8,318,683            8,318,683          12,020,615           12,020,615
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            843,794              843,794             240,992              240,992
==================================================================================================================================

Reacquired:
  Institutional Class                                (28,845,080,579)     (28,845,080,579)    (27,678,722,326)     (27,678,722,326)
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (623,791,849)        (623,791,849)       (841,397,137)        (841,397,137)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (146,499,731)        (146,499,731)        (77,460,475)         (77,460,475)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               (6,233,600,807)      (6,233,600,807)     (6,657,765,519)      (6,657,765,519)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          (41,655,857)         (41,655,857)       (102,568,566)        (102,568,566)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,829,209,987)      (1,829,209,987)     (3,072,331,505)      (3,072,331,505)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (1,507,207,217)      (1,507,207,217)       (475,255,782)        (475,255,782)
==================================================================================================================================
                                                         415,673,107     $    415,673,107       1,178,243,364     $  1,178,243,364
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 8--SIGNIFICANT EVENT

The Board of Trustees of the Trust approved on December 13, 2007 and the shareholders approved on February 29, 2008, an Agreement and Plan of Reorganization (the "Plan"). The Plan provides for the restructuring of the Fund as a new series portfolio (the "New Fund") of Short-Term Investments Trust, an existing open-end management investment company organized as a Delaware statutory trust, the transfer of all the Fund's assets and liabilities to the New Fund and the termination of the Fund as a designated series of the Trust (the "Restructuring"). The Restructuring occurred on April 30, 2008. The operations of the New Fund following the Restructuring are substantially similar to those of the Fund.


36        TAX-FREE CASH RESERVE PORTFOLIO

NOTE 9--FINANCIAL HIGHLIGHTS



The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                INSTITUTIONAL CLASS
                                                      ----------------------------------------------------------------------
                                                                               YEAR ENDED MARCH 31,
                                                      ----------------------------------------------------------------------
                                                         2008           2007           2006           2005           2004
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.03           0.03           0.03           0.01           0.01
----------------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income              (0.03)         (0.03)         (0.03)         (0.01)         (0.01)
============================================================================================================================
Net asset value, end of period                        $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(a)                                             3.28%          3.41%          2.53%          1.24%          0.84%
____________________________________________________________________________________________________________________________
============================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)              $3,256,572     $2,870,218     $1,892,111     $2,117,055     $1,953,769
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            0.22%(b)       0.22%          0.22%          0.22%          0.22%
============================================================================================================================
  Without fee waivers and/or expense reimbursements         0.25%(b)       0.25%          0.27%          0.27%          0.27%
============================================================================================================================
Ratio of net investment income to average net
  assets                                                    3.23%(b)       3.36%          2.49%          1.24%          0.83%
____________________________________________________________________________________________________________________________
============================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $2,800,351,785.


37        TAX-FREE CASH RESERVE PORTFOLIO

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing. The parties settled this case and it was dismissed with prejudice on May 6, 2008.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.



38        TAX-FREE CASH RESERVE PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees of Tax-Free Investments Trust and Institutional Class Shareholders of Tax-Free Cash Reserve Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Free Cash Reserve Portfolio (the "Fund") at March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the Institutional Class financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and Institutional Class financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The Institutional Class financial highlights for each of the periods ended on or before March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

May 15, 2008
Houston, Texas




39        TAX-FREE CASH RESERVE PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007, through March 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (10/01/07)   (03/31/08)(1)   PERIOD(2)     (03/31/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
  Institutional     $1,000.00      $1,014.70       $1.11       $1,023.90       $1.11        0.22%
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period October 1, 2007, through March 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half year.


40        TAX-FREE CASH RESERVE PORTFOLIO

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on December          A. Nature, Extent and Quality of          relevant factors, the Board concluded that
12-13, 2007, the Board of Trustees of              Services to be Provided by the         the Fund's sub-advisory fees were fair and
Tax-Free Investments Trust (the "Board"),          Affiliated Sub-Advisors                reasonable.
including a majority of the independent
trustees, voting separately, approved the    The Board reviewed the services to be           D. Financial Resources of the
sub-advisory agreement for Tax-Free Cash     provided by the Affiliated Sub-Advisors            Affiliated Sub-Advisors
Reserve Portfolio (the "Fund"), effective    under the sub-advisory agreement and the
on or about May 1, 2008. In so doing, the    credentials and experience of the officers   The Board considered whether each
Board determined that the sub-advisory       and employees of the Affiliated              Affiliated Sub-Advisor is financially
agreement is in the best interests of the    Sub-Advisors who will provide these          sound and has the resources necessary to
Fund and its shareholders and that the       services. The Board concluded that the       perform its obligations under the
compensation to AIM Funds Management Inc.    nature, extent and quality of the services   sub-advisory agreement, and concluded that
(AIM Funds Management Inc. anticipates       to be provided by the Affiliated             each Affiliated Sub-Advisor has the
changing its name to Invesco Trimark         Sub-Advisors were appropriate. The Board     financial resources necessary to fulfill
Investment Management Inc. on or prior to    noted that the Affiliated Sub-Advisors,      these obligations.
December 31, 2008), Invesco Asset            which have offices and personnel that are
Management Deutschland, GmbH, Invesco        geographically dispersed in financial
Asset Management Ltd., Invesco Asset         centers around the world, have been formed
Management (Japan) Limited, Invesco          in part for the purpose of researching and
Australia Limited, Invesco Global Asset      compiling information and making
Management (N.A.), Inc., Invesco Hong Kong   recommendations on the markets and
Limited, Invesco Institutional (N.A.),       economies of various countries and
Inc., and Invesco Senior Secured             securities of companies located in such
Management, Inc. (collectively, the          countries or on various types of
"Affiliated Sub-Advisors") under the         investments and investment techniques, and
sub-advisory agreement is fair and           providing investment advisory services.
reasonable.                                  The Board concluded that the sub-advisory
                                             agreement will benefit the Fund and its
   The independent trustees met separately   shareholders by permitting Invesco Aim to
during their evaluation of the               utilize the additional resources and
sub-advisory agreement with independent      talent of the Affiliated Sub-Advisors in
legal counsel from whom they received        managing the Fund.
independent legal advice, and the
independent trustees also received              B. Fund Performance
assistance during their deliberations from
the independent Senior Officer, a            The Board did not view Fund performance as
full-time officer of the AIM Funds who       a relevant factor in considering whether
reports directly to the independent          to approve the sub-advisory agreement for
trustees. The sub-advisory agreement was     the Fund, as no Affiliated Sub-Advisor
considered separately for the Fund,          currently serves as sub-advisor to the
although the Board also considered the       Fund.
common interests of all of the AIM Funds
in their deliberations. The Board               C. Sub-Advisory Fees
comprehensively considered all of the
information provided to them and did not     The Board considered the services to be
identify any particular factor that was      provided by the Affiliated Sub-Advisors
controlling. Furthermore, each trustee may   pursuant to the sub-advisory agreement and
have evaluated the information provided      the services to be provided by Invesco Aim
differently from one another and             pursuant to the Fund's advisory agreement,
attributed different weight to the various   as well as the allocation of fees between
factors.                                     Invesco Aim and the Affiliated
                                             Sub-Advisors pursuant to the sub-advisory
   Set forth below is a discussion of the    agreement. The Board noted that the
material factors and related conclusions     sub-advisory fees have no direct effect on
that formed the basis for the Board's        the Fund or its shareholders, as they are
approval of the sub-advisory agreement for   paid by Invesco Aim to the Affiliated
the Fund.                                    Sub-Advisors, and that Invesco Aim and the
                                             Affiliated Sub-Advisors are affiliates.
                                             After taking account of the Fund's
                                             contractual sub-advisory fee rate, as well
                                             as other


41   TAX-FREE CASH RESERVE PORTFOLIO

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended March 31, 2008:

     FEDERAL INCOME TAX
     ------------------
     Tax-Exempt Interest Dividends*                         100%



     * The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended June 30, 2007, September 30, 2007 and December 31, 2007 were 100%, 100%, and 100%, respectively.


42        TAX-FREE CASH RESERVE PORTFOLIO

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of Tax-Free Cash Reserve Portfolio, an investment portfolio of Tax-Free Investments Trust, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

(4) Approve an Agreement and Plan of Reorganization that provides for the restructuring of the Fund as a new series portfolio of Short-Term Investments Trust, an existing open-end management investment company organized as a Delaware statutory trust, the transfer of all of the Fund's assets and liabilities to the new series portfolio and the termination of the Fund as a designated series of the Trust.

The results of the voting on the above matters were as follows:


                                                                                                 WITHHELD/
      MATTER                                                                VOTES FOR          ABSTENTIONS**
------------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker.....................................................   1,564,840,741          20,342,614
      Frank S. Bayley..................................................   1,564,840,741          20,342,614
      James T. Bunch...................................................   1,564,840,741          20,342,614
      Bruce L. Crockett................................................   1,564,840,741          20,342,614
      Albert R. Dowden.................................................   1,564,840,741          20,342,614
      Jack M. Fields...................................................   1,564,840,741          20,342,614
      Martin L. Flanagan...............................................   1,564,840,741          20,342,614
      Carl Frischling..................................................   1,564,840,741          20,342,614
      Prema Mathai-Davis...............................................   1,564,840,741          20,342,614
      Lewis F. Pennock.................................................   1,564,840,741          20,342,614
      Larry Soll, Ph.D.................................................   1,564,840,741          20,342,614
      Raymond Stickel, Jr..............................................   1,564,840,741          20,342,614
      Philip A. Taylor.................................................   1,564,840,741          20,342,614




                                                                                                WITHHELD/            BROKER
                                                     VOTES FOR            VOTES AGAINST        ABSTENTIONS         NON-VOTES
-----------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's
      Agreement and Declaration of Trust that
      would permit the Board of Trustees of the
      Trust to terminate the Trust, the Fund, and
      each other series portfolio of the Trust, or
      a share class without a shareholder vote....     645,077,342         639,466,348          28,667,670        271,971,995
(3)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM
      Funds Management, Inc.; Invesco Asset
      Management Deutschland, GmbH; Invesco Asset
      Management Limited; Invesco Asset Management
      (Japan) Limited; Invesco Australia Limited;
      Invesco Global Asset Management (N.A.),
      Inc.; Invesco Hong Kong Limited; Invesco
      Institutional (N.A.), Inc.; and Invesco
      Senior Secured Management, Inc..............   1,405,715,759          22,367,724          41,697,989        244,803,817
(4)   Approve an Agreement and Plan of
      Reorganization that provides for the
      restructuring of the Fund as a new series
      portfolio of Short-Term Investments Trust,
      an existing open-end management investment
      company organized as a Delaware statutory
      trust, the transfer of all of the Fund's
      assets and liabilities to the new series
      portfolio and the termination of the Fund as
      a designated series Trust...................   1,393,721,217          30,917,608          45,142,648        244,803,816



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of Tax-Free Investments Trust.

** Includes Broker Non-Votes.


43        TAX-FREE CASH RESERVE PORTFOLIO

TRUSTEES AND OFFICERS


The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 104 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.


                                                                                                          OTHER TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND        TRUSTEE AND/                                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE      OR OFFICER    PRINCIPAL OCCUPATION(S)                                      HELD BY
TRUST                          SINCE         DURING PAST 5 YEARS                                          TRUSTEE/DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------

 INTERESTED PERSONS
----------------------------------------------------------------------------------------------------------------------------------

 Martin L.                     2007          Executive Director, Chief Executive Officer and President,   None
 Flanagan(1) -- 1960                         Invesco Ltd. (ultimate parent of Invesco Aim and a global
 Trustee                                     investment management firm); Chairman, Invesco Aim
                                             Advisors, Inc. (registered investment advisor); Director,
                                             Chairman, Chief Executive Officer and President, IVZ Inc.
                                             (holding company); INVESCO North American Holdings, Inc.
                                             (holding company); Chairman and President, INVESCO Group
                                             Services, Inc. (service provider); Trustee, The AIM Family of Funds(R); Vice Chairman, Investment Company Institute;
                                             and Member of Executive Board, SMU Cox School of Business

                                             Formerly: Director, Chief Executive Officer and President,
                                             Invesco Holdings Company Limited (parent of Invesco Aim and a global investment management firm) Director, Invesco Ltd;
                                             President, Co-Chief Executive Officer, Co-President, Chief
                                             Operating Officer and Chief Financial Officer, Franklin
                                             Resources, Inc. (global investment management organization)
----------------------------------------------------------------------------------------------------------------------------------

 Philip A. Taylor(2) -- 1954   2006          Director, Chief Executive Officer and President, AIM Mutual  None
 Trustee and Executive                       Fund Dealer Inc. (registered broker dealer), Invesco Aim
 Vice President                              Advisors, Inc., AIM Funds Management Inc. d/b/a INVESCO
                                             Enterprise Services (registered investment advisor and
                                             registered transfer agent), 1371 Preferred Inc. (holding
                                             company); Trimark Corporate Class Inc. (formerly AIM
                                             Trimark Global Fund Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc. (corporate mutual fund
                                             company): Director, Chairman, Chief Executive Officer and
                                             President, Invesco Aim Management Group, Inc. (financial
                                             services holding company) and Invesco Aim Capital
                                             Management, Inc. (registered investment advisor); Director and President, INVESCO Funds Group, Inc. (registered
                                             investment advisor and register transfer agent) and AIM GP
                                             Canada Inc. (general partner for a limited partnership);
                                             Director, Invesco Aim Distributors, Inc. (registered broker dealer); Director and Chairman, Invesco Aim Investment
                                             Services, Inc. (registered transfer agent), and INVESCO
                                             Distributors, Inc. (registered broker dealer); Director,
                                             President and Chairman, IVZ Callco Inc. (holding company);
                                             INVESCO Inc. (holding company) and AIM Canada Holdings Inc.
                                             (holding company); Trustee, President and Principal
                                             Executive Officer of The AIM Family of Funds--Registered
                                             Trademark-- (other than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and Tax-Free Investments
                                             Trust); Trustee and Executive Vice President, The AIM
                                             Family of Funds--Registered Trademark-- (AIM Treasurer's
                                             Series Trust, Short-Term Investments Trust and Tax-Free
                                             Investments Trust only); and Manager, Invesco PowerShares
                                             Capital Management LLC

                                             Formerly: Director and Chairman, Fund Management Company
                                             (former registered broker dealer); President and Principal
                                             Executive Officer, The AIM Family of Funds--Registered
                                             Trademark-- (AIM Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free Investments Trust only);
                                             Chairman, AIM Canada Holdings, Inc.; President, AIM Trimark
                                             Global Fund Inc. and AIM Trimark Canada Fund Inc.; and
                                             Director, Trimark Trust (federally regulated Canadian Trust
                                             Company)

----------------------------------------------------------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------

 Bruce L. Crockett -- 1944     1992          Chairman, Crockett Technology Associates (technology         ACE Limited (insurance
 Trustee and Chair                           consulting company)                                          company); and Captaris,
                                                                                                          Inc. (unified messaging
                                                                                                          provider)

----------------------------------------------------------------------------------------------------------------------------------


 Bob R. Baker -- 1936          2003          Retired                                                      None
 Trustee

----------------------------------------------------------------------------------------------------------------------------------


 Frank S. Bayley -- 1939       2001          Retired                                                      None
 Trustee
                                             Formerly: Partner, law firm of Baker & McKenzie; and
                                             Director Badgley Funds, Inc. (registered investment
                                             company) (2 portfolios)

----------------------------------------------------------------------------------------------------------------------------------


 James T. Bunch -- 1942        2003          Founder, Green, Manning & Bunch Ltd., (investment banking    None
 Trustee                                     firm)

                                             Formerly: Director, Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation

----------------------------------------------------------------------------------------------------------------------------------


 Albert R. Dowden -- 1941      2000          Director of a number of public and private business          None
 Trustee                                     corporations, including the Boss Group Ltd. (private
                                             investment and management), Reich & Tang Funds (Chairman)
                                             (registered investment company) (7 portfolios), Daily
                                             Income Fund (4 portfolios), California Daily Tax Free
                                             Income Fund, Inc., Connecticut Daily Tax Free Income Fund,
                                             Inc. and New Jersey Daily Municipal Fund, Inc., Annuity and
                                             Life Re (Holdings), Ltd. (insurance company), and
                                             Homeowners of America Holding Corporation (property
                                             casualty company)

                                             Formerly: Director, CompuDyne Corporation (provider of
                                             product and services to the public security market);
                                             Director, President and Chief Executive Officer, Volvo
                                             Group North America, Inc.; Senior Vice President, AB Volvo;
                                             Director of various affiliated Volvo companies; and
                                             Director, Magellan Insurance Company

----------------------------------------------------------------------------------------------------------------------------------


 Jack M. Fields -- 1952        1997          Chief Executive Officer, Twenty First Century Group, Inc.
 Trustee                                     (government affairs company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P. (cattle, hunting,
                                             corporate entertainment)
                                             Formerly: Chief Executive Officer, Texana Timber LP          Administaff
                                             (sustainable forestry company); and Discovery Global
                                             Education Fund (non-profit)

----------------------------------------------------------------------------------------------------------------------------------


 Carl Frischling -- 1937       1992          Partner, law firm of Kramer Levin Naftalis and Frankel LLP   Director, Reich & Tang
 Trustee                                                                                                  Funds) (15 portfolios)

----------------------------------------------------------------------------------------------------------------------------------


 Prema Mathai-Davis -- 1950    1998          Formerly: Chief Executive Officer, YWCA of the USA           None
 Trustee

----------------------------------------------------------------------------------------------------------------------------------


 Lewis F. Pennock -- 1942      1992          Partner, law firm of Pennock & Cooper                        None
 Trustee

----------------------------------------------------------------------------------------------------------------------------------


 Larry Soll -- 1942            2003          Retired                                                      None
 Trustee

----------------------------------------------------------------------------------------------------------------------------------


 Raymond Stickel,              2005          Retired
 Jr. -- 1944
 Trustee
                                             Formerly: Partner, Deloitte & Touche; and Director,          None
                                             Mainstay VP Series Funds, Inc. (25 portfolios)

----------------------------------------------------------------------------------------------------------------------------------



(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.


44        TAX-FREE CASH RESERVE PORTFOLIO

                                                                                                            OTHER TRUSTEESHIP(S)/
                                 TRUSTEE AND/                                                               DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND          OR OFFICER    PRINCIPAL OCCUPATION(S)                                      HELD BY
POSITION(S) HELD WITH THE TRUST  SINCE         DURING PAST 5 YEARS                                          TRUSTEE/DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

 OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

 Karen Dunn Kelley -- 1960       1992          Head of Invesco's World Wide Fixed Income and Cash           N/A
 President and Principal                       Management Group; Director of Cash Management and Senior
 Executive Officer                             Vice President, Invesco Aim Advisors, Inc. and Invesco Aim
                                               Capital Management, Inc; Senior Vice President, Invesco Aim
                                               Management Group Inc. Vice President, The AIM Family of
                                               Funds--Registered Trademark-- (other than AIM Treasurer's
                                               Series Trust, Short-Term Investments Trust and Tax-Free
                                               Investments Trust); and President and Principal Executive
                                               Officer, The AIM Family of Funds--Registered Trademark--
                                               (AIM Treasurer's Series Trust, Short-Term Investments Trust
                                               and Tax-Free Investments Trust only)

                                               Formerly: Director and President, Fund Management Company;
                                               Chief Cash Management Officer and Managing Director,
                                               Invesco Aim Capital Management, Inc.; Vice President,
                                               Invesco Aimff Advisors, Inc. and The AIM Family of Funds--
                                               Registered Trademark-- (AIM Treasurer's Series Trust,
                                               Short-Term Investments Trust and Tax-Free Investments Trust
                                               only)

------------------------------------------------------------------------------------------------------------------------------------

 Russell C. Burk -- 1958         2005          Senior Vice President and Senior Officer of The AIM Family   N/A
 Senior Vice President and                     of Funds--Registered Trademark--
 Senior Officer
                                               Formerly: Director of Compliance and Assistant General
                                               Counsel, ICON Advisers, Inc.; Financial Consultant, Merrill
                                               Lynch; General Counsel and Director of Compliance, ALPS
                                               Mutual Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------


 John M. Zerr -- 1962            2006          Director, Senior Vice President, Secretary and General       N/A
 Senior Vice President, Chief                  Counsel, Invesco Aim Management Group, Inc., Invesco Aim
 Legal Officer and Secretary                   Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                               Senior Vice President and Secretary, Invesco Aim
                                               Distributors, Inc.; Director and Vice President, INVESCO
                                               Funds Group Inc.; Senior Vice President, Chief Legal
                                               Officer and Secretary of The AIM Family of Funds--
                                               Registered Trademark--; and Manager, Invesco PowerShares
                                               Capital Management LLC


                                               Formerly: Director, Vice President and Secretary, fund
                                               Management company; Vice President, Invesco Aim Capital
                                               Management, Inc.; Chief Operating Officer, Senior Vice
                                               President, General Counsel, and Secretary, Liberty Ridge
                                               Capital, Inc. (an investment adviser); Vice President and
                                               Secretary, PBHG Funds (an investment company); Vice
                                               President and Secretary, PBHG Insurance Series Fund (an
                                               investment company); General Counsel and Secretary, Pilgrim
                                               Baxter Value Investors (an investment adviser); Chief
                                               Operating Officer, General Counsel and Secretary, Old
                                               Mutual Investment Partners (a broker-dealer); General
                                               Counsel and Secretary, Old Mutual Fund Services (an
                                               administrator); General Counsel and Secretary, Old Mutual
                                               Shareholder Services (a shareholder servicing center);
                                               Executive Vice President, General Counsel and Secretary,
                                               Old Mutual Capital, Inc. (an investment adviser); and Vice
                                               President and Secretary, Old Mutual Advisors Funds (an
                                               investment company)

------------------------------------------------------------------------------------------------------------------------------------


 Lisa O. Brinkley -- 1959        2004          Global Compliance Director, Invesco Ltd.; and Vice           N/A
 Vice President                                President of The AIM Family of Funds--Registered
                                               Trademark--




                                               Formerly: Senior Vice President, A I M Management Group
                                               Inc. (financial services holding company); Senior Vice
                                               President and Chief Compliance Officer, A I M Advisors,
                                               Inc. and The AIM Family of Funds--Registered Trademark--;
                                               Vice President and Chief Compliance Officer, A I M Capital
                                               Management, Inc. and A I M Distributors, Inc.; Vice
                                               President, AIM Investment Services, Inc. and Fund
                                               Management Company; Senior Vice President and Chief
                                               Compliance Officer of The AIM Family of Funds--Registered
                                               Trademark--; and Senior Vice President and Compliance
                                               Director, Delaware Investments Family of Funds

------------------------------------------------------------------------------------------------------------------------------------


 Kevin M. Carome -- 1956         2003          Senior Vice President and General Counsel, Invesco Ltd.;
 Vice President                                Director, INVESCO Funds Group, Inc.; and Vice President of
                                               The AIM Family of Funds--Registered Trademark--


                                               Formerly: Director, Senior Vice President, Secretary and     N/A
                                               General Counsel, Invesco Aim Management Group, Inc. and
                                               Invesco Aim Advisors, Inc.; Senior Vice President, Invesco
                                               Aim Distributors, Inc.; Director, General Counsel and Vice
                                               President, Fund Management Company; Vice President, Invesco
                                               Aim Capital Management, Inc. and Invesco Investment
                                               Services, Inc.; Senior Vice President, Chief Legal Officer
                                               and Secretary of The AIM Family of Funds--Registered
                                               Trademark--;  Director and Vice President, INVESCO
                                               Distributors, Inc.; and Chief Executive Officer and
                                               President, INVESCO Funds Group, Inc.

------------------------------------------------------------------------------------------------------------------------------------


 Sidney M. Dilgren -- 1961       2004          Vice President, Invesco Aim Advisors, Inc. and Invesco Aim   N/A
 Vice President, Principal                     Capital Management, Inc.; and Vice President, Treasurer and
 Financial Officer and                         Principal Financial Officer of The AIM Family of Funds--
 Treasurer                                     Registered Trademark--


                                               Formerly: Fund Treasurer, Invesco Aim Advisors, Inc.;
                                               Senior Vice President, Invesco Aim Investment Services,
                                               Inc.; and Vice President, Invesco Aim Distributors, Inc.

------------------------------------------------------------------------------------------------------------------------------------


 Lance A. Rejsek -- 1967         2005          Anti-Money Laundering Compliance Officer, Invesco Aim        N/A
 Anti-Money Laundering                         Advisors, Inc., Invesco Aim Capital Management, Inc.,
 Compliance Officer                            Invesco Aim Distributors, Inc., Invesco Aim Investment
                                               Services, Inc., Invesco AIM Private Asset Management, Inc.,
                                               Fund Management Company and The AIM Family of Funds--
                                               Registered Trademark--

                                               Formerly: Anti-Money Laundering Compliance Officer, Fund
                                               Management Company; and Manager of the Fraud Prevention
                                               Department, Invesco Aim Investment Services, Inc.

------------------------------------------------------------------------------------------------------------------------------------

 Todd L. Spillane -- 1958        2006          Senior Vice President, Invesco Aim Management Group, Inc.;   N/A
 Chief Compliance Officer                      Senior Vice President and Chief Compliance Officer, Invesco
                                               Aim Advisors, Inc. and Invesco Aim Capital Management,
                                               Inc.; Chief Compliance Officer of The AIM Family of Funds--
                                               Registered Trademark--, Invesco Global Asset Management
                                               (N.A.), Inc., (registered investment advisor), Invesco
                                               Institutional (N.A.), Inc., (registered investment
                                               advisor), Invesco Private Capital Investments, Inc.
                                               (holding company), Invesco Private Capital, Inc.
                                               (registered investment advisor) and Invesco Senior Secured
                                               Management, Inc. (registered investment advisor); and Vice
                                               President, Invesco Aim Distributors, Inc., Invesco AIM
                                               Investment Services, Inc.

                                               Formerly: Vice President, Invesco Aim Capital Management,
                                               Inc.; and Fund Management Company; Global Head of Product
                                               Development, AIG-Global Investment Group, Inc.; and Chief
                                               Compliance Officer and Deputy General Counsel, AIG-
                                               SunAmerica Asset Management

------------------------------------------------------------------------------------------------------------------------------------



The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.


OFFICE OF THE FUND        INVESTMENT ADVISOR         DISTRIBUTOR                AUDITORS
11 Greenway Plaza         Invesco Aim Advisors,      Invesco Aim Distributors,  PricewaterhouseCoopers
Suite 100                 Inc.                       Inc.                       LLP
Houston, TX 77046-1173    11 Greenway Plaza          11 Greenway Plaza          1201 Louisiana Street
                          Suite 100                  Suite 100                  Suite 2900
                          Houston, TX 77046-1173     Houston, TX 77046-1173     Houston, TX 77002-5678



COUNSEL TO THE FUND       COUNSEL TO THE             TRANSFER AGENT             CUSTODIAN
Stradely Ronon Stevens &  INDEPENDENT TRUSTEES       Invesco Aim Investment     The Bank of New York
Young, LLP                Kramer, Levin, Naftalis &  Services, Inc.             2 Hanson Place
2600 One Commerce Square  Frankel LLP                P.O. Box 4739              Brooklyn, NY 11217-1431
Philadelphia, PA 19103-   1177 Avenue of the         Houston, TX 77210-4739
7599                      Americas
                          New York, NY 10036-2714





45        TAX-FREE CASH RESERVE PORTFOLIO

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Funds provide a complete list of their holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Funds' semiannual and annual reports to shareholders. For the first and third quarters, the Funds file the list with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Funds' shares and prospective investors, may obtain access to the Web site by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this Web page.
Shareholders can also look up each Fund's Form N-Q filings on the SEC Web site, sec.gov. Each Fund's Form N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference
Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on "Proxy Policy." The information is also available on the SEC Web site,
sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the "About Us" tab, click on "Required Notices" and then click on "Proxy
Voting Activity." Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

Invesco Aim --service mark-- is a service mark of Invesco Aim Management Group,
Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco
Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management
LLC are the investment advisors for the products and services represented by
Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Invesco Institutional (N.A.),
Inc., Invesco Senior Secured Management, Inc., Invesco Global Asset Management
(N.A.), Inc., AIM Funds Management Inc. (DBA AIM Trimark Investments), Invesco
Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco
Trimark) on or prior to Dec. 31, 2008. Invesco Aim Distributors, Inc. is the
distributor for the retail mutual funds, exchange-traded funds and U.S.
institutional money market funds represented by Invesco Aim. All entities are                                     [INVESCO AIM LOGO]
indirect, wholly owned subsidiaries of Invesco Ltd.                                                                --service mark--

invescoaim.com   TFIT-AR-1   Invesco Aim Distributors, Inc.


                                  TAX-FREE CASH RESERVE PORTFOLIO

                                  Personal Investment Class

                                  Annual Report to Shareholders o March 31, 2008

[INVESCO AIM LOGO]
 --SERVICE MARK--

     [MOUNTAIN GRAPHIC]

2    Letters to Shareholders
4    Fund Data
5    Schedule of Investments
30   Financial Statements
33   Notes to Financial Statements
37   Financial Highlights
39   Auditor's Report
40   Fund Expenses
41   Approval of Sub -Advisory Agreement
42   Tax Information
43   Results of Proxy
44   Trustees and Officers

Unless otherwise stated, information presented in this report is as of March 31, 2008, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

                    Dear Shareholders:

                    We are pleased to present this report on the performance of the Personal Investment Class of Tax-Free Cash
                    Reserve Portfolio, part of Invesco Aim Cash Management, for the 12 months ended March 31, 2008. Thank you for investing with us.

   [DUNN KELLEY        While continuing to maintain a relatively short maturity structure to help manage the liquidity needs of our
      PHOTO]        clients, a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields was utilized to provide competitive returns.
Karen Dunn Kelley
                       The Fund also continued to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the Fund's overall credit quality, market price exposure and management.

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

U.S. economic growth, while remaining positive, slowed considerably during the second half of the period covered by this report.
Gross domestic product (GDP) rose at an annualized rate of 3.8%, 4.9% and 0.6%(1) in the second, third and fourth quarters of 2007, respectively. Early estimates put first-quarter 2008 GDP growth at an annualized rate of 0.6%.(1)

   This slowdown was due to a number of factors, including weakness in the housing market, rising energy prices, a credit "crunch"
and slowing consumer spending. These same factors caused the U.S. stock market to decline and become more volatile during the second half of the fiscal year.

   In response to these trends, the U.S. Federal Reserve Board (the Fed) aggressively lowered short-term interest rates. In six separate actions, the Fed cut its federal funds target rate by a total of 300 basis points, or 3.0%.(2) By lowering this key short-term interest rate from 5.25% to 2.25%(2), the Fed hoped to stimulate economic growth. Decreases in the federal funds target rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities.

   In March 2008, the Fed also expanded its lending authority and increased liquidity in an effort to ensure the smooth functioning of financial markets. The central bank extended a line of credit to JPMorgan Chase to buy troubled investment bank Bear Stearns and it created a new program to provide loans directly to large investment banks. Previously, only commercial banks were eligible for such loans. Near the end of the fiscal year, the Fed promised to "act in a timely manner as needed to promote sustainable economic growth and price stability."

   The yield curve began the fiscal year somewhat inverted, with three-month Treasury bills yielding 5.03% and 30-year Treasuries yielding 4.84%.(3) By the close of the fiscal year, the yield curve was much more normal, with yields declining across the board. As of March 31, 2008, three-month Treasury bills yielded 1.37% while 30-year Treasuries yielded 4.31%.(3)

IN CONCLUSION

On March 31, 2008, AIM Investments became Invesco Aim. With our new name came a new logo and a new look -- and a new brand. We believe our new brand highlights the strength of global diversification that we can provide shareholders by combining Invesco's worldwide resources and AIM's 30-year tradition of delivering quality investment products to the U.S. marketplace.

   As one of the world's largest and most diversified global investment organizations, Invesco has more than 500 investment professionals operating in investment centers in 25 cities and a presence in 12 countries. As of March 31, 2008, Invesco had approximately $470 billion in assets under management globally. To learn more, visit our Web site, invescoaim.com.

   All of us at Invesco Aim are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our
Cash Management representatives at 800 659 1005.

Sincerely,


/S/ KAREN DUNN KELLEY

Karen Dunn Kelley
Executive Vice President
Invesco Aim Distributors, Inc.

May 19, 2008

(1)  Bureau of Economic Analysis

(2)  U.S. Federal Reserve Board

(3)  Lehman Brothers Inc.

Invesco Aim Cash Management is a brand name encompassing products and services provided by one or more subsidiaries of Invesco Ltd.


2   TAX-FREE CASH RESERVE PORTFOLIO

                    Dear Fellow AIM Fund Shareholders:

                    Communication is always important and even more so in times of market volatility. On behalf of your Board of
                    Trustees, I intend to keep you informed on events relating to the governance of the portfolios of Invesco Aim
                    Cash Management and to assure you that the Board supports management's continuing investment discipline focused
    [CROCKETT       on the highest credit quality consistent with safety, liquidity and yield. At the same time, improved
      PHOTO]        performance, reduced shareholder costs and high ethical standards remain key areas of focus for your Board.

  Bruce Crockett       Your Board's membership and standing committees have changed a bit recently. Ruth Quigley retired from Board service at the end of 2007, after serving since 1998, and we thank her for her many contributions. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, formerly chaired by Ruth, has been reorganized and has taken on additional responsibilities as the Valuation, Distribution and
Proxy Oversight Committee under the chairmanship of Carl Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee in a normal rotation of duties.

   Your interests are our first priority and for that reason we want to maintain a two-way channel of communication with you. The value of this communication between the Board and shareholders of the AIM Funds has been noted within and beyond the Invesco Aim community. Morningstar, the mutual fund tracking company, has commented favorably on communications between the Board of Trustees of the AIM Funds and their shareholders in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07). If you have comments or questions about any areas relating to fund governance, I encourage you to contact me by email at bruce@brucecrockett.com.

   Your Board looks forward to keeping you informed about your funds and to another year of diligent governance on your behalf.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

May 19, 2008


3   TAX-FREE CASH RESERVE PORTFOLIO

FUND DATA

====================================================================================================================================
PERSONAL INVESTMENT CLASS DATA AS OF 3/31/08

             YIELDS                         WEIGHTED AVERAGE MATURITY                  TOTAL
7-DAY SEC YIELD   MONTHLY YIELD   RANGE DURING FISCAL YEAR   AT FISCAL YEAR END      NET ASSETS
     1.74%            2.20%              19-36 days                19 days         $34.46 million

The performance data quoted above represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted above. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. You may obtain performance data current to the most recent month-end by visiting invescoaim.com. The SEC yield listed above reflects fee waivers and/or expense reimbursements in effect for the period. Had the advisor and/or distributor not waived fees and/or reimbursed expenses, your 7-day SEC yield would have been 1.51%.

====================================================================================================================================

FUND COMPOSITION BY MATURITY

====================================================================================================================================

IN DAYS, AS OF 3/31/08   FUND OBJECTIVE AND STRATEGY

1-7               84.6%  The Fund seeks as high a level of tax-exempt income as is consistent with the preservation of capital and
8-30               1.9   maintenance of liquidity. We invest in high quality, short-term municipal obligations, seeking to provide
31-90              6.7   income exempt from federal taxation. The portfolio structure is driven to some extent by the supply and
91-180             5.5   availability of municipal securities. Liquidity is managed with daily and weekly variable-rate demand
181+               1.3   notes.

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940.

====================================================================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


4   TAX-FREE CASH RESERVE PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2008




                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-99.09%

ALABAMA-0.75%

  Greater Montgomery Educational Building
     Authority (The Saint James School Project);
     Series 2003-A, Educational Facilities VRD RB
     (LOC-Regions Bank)(a)(b)                         2.26%     06/01/23     $   460     $      460,000
-------------------------------------------------------------------------------------------------------
  Gulf Shores (City of) Medical Clinic Board
     (Colonial Pinnacle MOB, LLC Project); Series
     2007, Non-AMT VRD RB (LOC-Regions Bank)(a)(b)    2.31%     07/01/34       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Huntsville (City of); Series 2002 G, Unlimited
     Tax VRD GO Wts. (LOC-Regions Bank)(a)(b)         2.21%     07/01/22       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Mobile (City of) Downtown Redevelopment
     Authority (Lafayette Plaza Hotel Project);
     Series 2007-A, Non-AMT VRD RB (LOC-Regions
     Bank)(a)(b)                                      2.25%     05/01/32       6,360          6,360,000
-------------------------------------------------------------------------------------------------------
  Mobile (City of) Industrial Development Board
     (Holnam Inc. Project); Series 1999 B,
     Refunding Dock & Wharf VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.08%     06/01/32       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  Oxford (City of); Series 2003, Unlimited Tax VRD
     GO Wts. (LOC-Branch Banking & Trust
     Co.)(a)(b)                                       2.35%     07/01/15       1,285          1,285,000
-------------------------------------------------------------------------------------------------------
  Stevenson (City of) Industrial Development Board
     (The Mead Corp. Project); Series 1998 D,
     Refunding Environmental Improvement VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.08%     11/01/11       3,500          3,500,000
-------------------------------------------------------------------------------------------------------
  Washington (County of) Industrial Development
     Authority (Bay Gas Storage Co., Ltd.
     Project); Series 2007, VRD IDR (LOC-Regions
     Bank)(a)(b)                                      2.20%     08/01/37      19,150         19,150,000
=======================================================================================================
                                                                                             35,655,000
=======================================================================================================


ALASKA-1.79%

  Alaska (State of) Housing Finance Corp.;
     Series 2001 A, Governmental Purposes VRD
     RB(b)                                            2.00%     12/01/30       3,210          3,210,000
-------------------------------------------------------------------------------------------------------
     Series 2001 B, Governmental Purposes VRD
     RB(b)                                            2.00%     12/01/30      24,055         24,055,000
-------------------------------------------------------------------------------------------------------
  North Slope (Borough of); Series 2000 A,
     Refunding Unlimited Tax VRD GO (INS-MBIA
     Insurance Corp.)(b)(c)                           6.60%     06/30/10      33,535         33,535,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Alaska (State of) Housing
     Finance Corp.); Series 1999 D, VRD
     RB(b)(d)(e)                                      2.30%     06/01/49      25,000         25,000,000
=======================================================================================================
                                                                                             85,800,000
=======================================================================================================


ARIZONA-1.94%

  ABN AMRO Munitops Ctfs. Trust (Greater Arizona
     (State of) Development Authority Revenue
     Bonds); Series 2006-5, Single Non-AMT VRD
     Ctfs.(b)(d)(e)                                   3.01%     08/01/13       8,695          8,695,000
-------------------------------------------------------------------------------------------------------
  Arizona (State of) Health Facilities Authority
     (Banner Health); Series 2005 A, VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 2.65%     01/01/29      53,475         53,475,000
-------------------------------------------------------------------------------------------------------
  Arizona State University Board of Regents;
     Series 2003 A, VRD RB(b)                         2.60%     07/01/34      19,955         19,955,000
-------------------------------------------------------------------------------------------------------
  Casa Grande (City of) Industrial Development
     Authority (Center Park Apartments Project);
     Series 2001 A, Refunding Multi-Family Housing
     VRD IDR (CEP-Federal National Mortgage
     Association)(b)                                  2.25%     06/15/31       2,010          2,010,000
-------------------------------------------------------------------------------------------------------
  Casa Grande (City of) Industrial Development
     Authority (Quail Gardens Apartments); Series
     2001 A, Refunding Multi-Family Housing VRD
     IDR (CEP-Federal National Mortgage
     Association)(b)                                  2.25%     06/15/31       1,885          1,885,000
-------------------------------------------------------------------------------------------------------
  Phoenix (City of) Industrial Development
     Authority (Lynwood Apartments Project);
     Series 1994, Refunding Multi-Family Housing
     VRD IDR (CEP-Federal Home Loan Bank of San
     Francisco)(b)                                    2.18%     10/01/25       5,460          5,460,000
-------------------------------------------------------------------------------------------------------
  Yuma (City of) Industrial Development Authority
     (El Encanto Apartments Project); Series 2003,
     Refunding Multi-Family Housing VRD RB
     (CEP-Federal National Mortgage
     Association)(b)                                  2.09%     04/15/33       1,200          1,200,000
=======================================================================================================
                                                                                             92,680,000
=======================================================================================================


CALIFORNIA-0.07%

  California (State of) Health Facilities
     Financing Authority (Adventist Health
     System/West); Series 1998 A, Hospital VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 1.85%     09/01/28       3,440          3,440,000
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
COLORADO-3.59%

  Centerra Metropolitan District No. 1; Series
     2004, VRD RB (LOC-BNP Paribas)(a)(b)(f)          2.30%     12/01/29     $12,000     $   12,000,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Community Wireless of
     Park City, Inc. Project); Series 2003, Public
     Radio VRD RB (LOC-U.S. Bank, N.A.)(a)(b)         2.15%     12/01/23         600            600,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (National Jewish
     Federation Bond Program);
     Series 2003 A-1 Class III, VRD RB (LOC-Bank
     of America, N.A.)(a)(b)                          1.30%     09/01/33       7,080          7,080,000
-------------------------------------------------------------------------------------------------------
     Series 2007 A-10 Class I, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.30%     09/01/37       5,260          5,260,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Southeastern Baptist
     Theological Seminary Project); Series 2005,
     Educational Facilities VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.28%     03/01/25       8,275          8,275,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (The Presentation
     School, Inc. Project); Series 2006, VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      2.07%     12/01/36       7,250          7,250,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Trinity School of
     Durham and Chapel Hill Project); Series 2006,
     Educational Facilities VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.28%     09/01/26       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Wesleyan Christian
     Academy Project); Series 2007, Educational
     Facilities VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                       2.28%     05/01/32       8,310          8,310,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (YMCA of the Rockies
     Project); Series 2008, Refunding VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.15%     10/01/38       7,420          7,420,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Arapahoe House Project); Series 2004 A, VRD
     RB (LOC-Wells Fargo Bank, N.A.)(a)(b)            2.28%     04/01/24       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Colorado West Regional Mental Health, Inc.
     Project); Series 2005, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.06%     03/01/30          95             95,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (National Jewish Medical and Research Center
     Project); Series 2005, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.15%     01/01/35      11,100         11,100,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (The Evangelical Lutheran Good Samaritan
     Society Project); Series 2007, Health
     Facilities VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.09%     06/01/37       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Housing & Finance Authority;
     Series 2000 A-1, Class III, Multi-Family
     Housing VRD RB (INS-MBIA Insurance
     Corp.)(b)(c)                                     2.95%     04/01/30       6,040          6,040,000
-------------------------------------------------------------------------------------------------------
     Series 2002 B-3, Class I, Single Family
     Mortgage Non-AMT VRD RB(b)                       2.10%     11/01/21      11,600         11,600,000
-------------------------------------------------------------------------------------------------------
  Colorado Springs (City of) (Cook Communications
     Ministries Project); Series 2002, VRD IDR
     (LOC-Bank of America, N.A.)(a)(b)                2.12%     03/01/17       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Colorado Springs (City of) Utilities System;
     Series 2004 A, Refunding Sub. Lien VRD RB(b)     2.25%     11/01/23      14,975         14,975,000
-------------------------------------------------------------------------------------------------------
  Cornerstar (Metropolitan District of); Series
     2007, Special VRD RB (LOC-Banco Bilbao
     Vizcaya Argentaria, S.A.)(a)(b)(f)               2.29%     12/01/37       9,200          9,200,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     District (FasTracks Project)); Series 2006-
     0120 A, Sales Tax VRD COP RB(b)(d)(e)            2.28%     11/01/36       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Eaglebend Affordable Housing Corp.; Series 2006
     A, Refunding Multi-Family Housing VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      2.26%     07/01/21       4,880          4,880,000
-------------------------------------------------------------------------------------------------------
  Pueblo (County of) (El Pueblo Boys' and Girls'
     Ranch, Inc. Project); Series 2003, VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      2.30%     12/01/23       1,130          1,130,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Regional
     Transportation District (FasTracks Project));
     Series 10117, Sales Tax VRD RB(b)(d)(e)          2.39%     11/01/36      10,400         10,400,000
-------------------------------------------------------------------------------------------------------
     Series 10119, Sales Tax VRD RB(b)(d)(e)          2.39%     11/01/36       9,930          9,930,000
-------------------------------------------------------------------------------------------------------
  Southglenn Metropolitan District; Series 2007,
     Special VRD RB (LOC-BNP Paribas)(a)(b)(f)        2.26%     12/01/30      20,600         20,600,000
=======================================================================================================
                                                                                            171,445,000
=======================================================================================================


CONNECTICUT-0.03%

  Connecticut (State of) Development Authority
     (Central Vermont Public Service Corp.
     Project); Series 1985, Floating Rate VRD PCR
     (LOC-RBS Citizens N.A.)(a)(b)                    2.60%     12/01/15       1,400          1,400,000
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
DELAWARE-0.02%

  Delaware (State of) Economic Development
     Authority (Archmere Academy, Inc. Project);
     Series 2006, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      2.13%     07/01/36     $ 1,100     $    1,100,000
=======================================================================================================


DISTRICT OF COLUMBIA-2.15%

  District of Columbia (National Academy of
     Sciences Project);
     Series 1999 B, Commercial Paper                  5.00%     04/01/08      32,500         32,500,000
-------------------------------------------------------------------------------------------------------
     Series 1999 C, Commercial Paper                  5.00%     04/01/08      32,500         32,500,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (The Field School, Inc.
     Project); Series 2001 A, VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)(e)                             2.13%     07/01/31       2,650          2,650,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (Trinity College Issue);
     Series 2001, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.13%     07/01/31       5,750          5,750,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (Washington Drama Society,
     Inc. Issue); Series 2008, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.20%     07/01/47      15,000         15,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (District of Columbia); Series
     2004 B-13, Unlimited Tax GO(b)(d)(e)             3.75%     06/01/22       7,295          7,295,000
-------------------------------------------------------------------------------------------------------
  Washington Convention Center Authority; Series
     1998, Sr. Lien Dedicated Tax RB(g)(h)(i)         5.25%     10/01/08       7,145          7,328,887
=======================================================================================================
                                                                                            103,023,887
=======================================================================================================


FLORIDA-5.62%

  ABN AMRO Munitops Ctfs. Trust (Florida State
     Board of Education); Series 2004-48, Non-AMT
     Unlimited Tax VRD GO(b)(d)(e)                    2.31%     06/01/12       3,950          3,950,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Port St. Lucie
     (City of) Utility System); Series 2006-50,
     Non-AMT VRD RB Ctfs.(b)(d)(e)                    3.01%     09/01/14      12,200         12,200,000
-------------------------------------------------------------------------------------------------------
  Bay Medical Center Board of Trustees; Series
     2007 A, Refunding Hospital VRD RB
     (LOC-Regions Bank)(a)(b)                         2.28%     10/01/27      19,315         19,315,000
-------------------------------------------------------------------------------------------------------
  Brevard (County of) Health Facilities Authority
     (Wuesthoff Memorial Hospital Project); Series
     2001, VRD RB (LOC-Wachovia Bank N.A.)(a)(b)      2.10%     08/01/31      13,395         13,395,000
-------------------------------------------------------------------------------------------------------
  Broward (County of) Housing Finance Authority
     (Reflections Apartments Project); Series
     1999, Refunding Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.25%     12/01/29       1,720          1,720,000
-------------------------------------------------------------------------------------------------------
  Dade (County of) Industrial Development
     Authority (Dolphins Stadium Project); Series
     1985 A, VRD IDR (LOC-Societe Generale
     S.A.)(a)(b)(f)                                   1.94%     01/01/16       3,300          3,300,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Miami-Dade (County of)
     Expressway Authority); Series 2006-0121 A,
     VRD COP RB(b)(d)(e)                              2.28%     07/01/37      37,000         37,000,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (South Florida Water
     Management District); Series 2006-0136 A, VRD
     COP(b)(d)(e)                                     2.28%     10/01/36      19,730         19,730,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Higher Educational Facilities
     Financing Authority (Jacksonville University
     Project); Series 2006, VRD RB (LOC-Regions
     Bank)(a)(b)                                      2.10%     07/01/36      14,000         14,000,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Agency
     (Lakeside South Project); Series 1985 B,
     Multi-Family Housing VRD RB (CEP-Federal
     National Mortgage Association)(b)                2.22%     08/01/11       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Charleston Landings Apartments); Series 2001
     J-A, Refunding Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.09%     07/01/31       3,940          3,940,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Monterey Lake Apartments); Series 2005 C,
     Refunding Multi-Family Mortgage VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.09%     07/01/35       5,315          5,315,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Tuscany Pointe Apartments); Series 2005 D,
     Refunding Multi-Family Mortgage VRD RB
     (CEP-Federal National Mortgage
     Association)(b)                                  2.22%     11/15/35      11,090         11,090,000
-------------------------------------------------------------------------------------------------------
  Highlands (County of) Health Facilities
     Authority (Adventist Health); Series 2003 A,
     Hospital VRD RB (LOC-SunTrust Bank)(a)(b)        2.07%     11/15/32       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Health Facilities
     Authority (University of Florida Jacksonville
     Physicians, Inc. Project); Series 2002,
     Health Care Facilities VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             2.15%     06/01/22       9,858          9,858,000
-------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Housing Finance Authority
     (St. Augustine Apartments); Series 2006,
     Refunding Multi-Family Housing VRD RB
     (CEP-Federal National Mortgage
     Association)(b)                                  2.30%     07/15/33       2,430          2,430,000
-------------------------------------------------------------------------------------------------------
  JEA Water & Sewer System; Series 2008 A-2, VRD
     RB(b)                                            1.80%     10/01/42       9,550          9,550,000
-------------------------------------------------------------------------------------------------------
  Leesburg (City of) (The Villages Regional
     Hospital Project); Series 2006, Hospital VRD
     RB (LOC-Bank of Nova Scotia)(a)(b)(f)            2.25%     07/01/36      18,000         18,000,000
-------------------------------------------------------------------------------------------------------
  Marion (County of) Industrial Development
     Authority (Chambrel at Pinecastle Project);
     Series 2002, Refunding Multi-Family Housing
     VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.09%     11/15/32       1,800          1,800,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Miami-Dade (County of) (Miami International
     Airport); Series 2000 B, Non-AMT Aviation
     Commercial Paper Notes (LOC-BNP Paribas,
     Dexia Bank S.A.)(a)(f)                           2.05%     05/19/08     $ 4,557     $    4,557,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Palm Key Apartments Project); Series 1997 C,
     Refunding Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.30%     07/01/32       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Christian Prison Ministry, Inc.
     Project); Series 2005, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.28%     11/01/30       5,610          5,610,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Trinity Preparatory School of
     Florida, Inc. Project); Series 2005, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.15%     10/01/25       1,370          1,370,000
-------------------------------------------------------------------------------------------------------
  Orlando (City of) & Orange (County of)
     Expressway Authority; Series 2003 C-1,
     Refunding VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.15%     07/01/25       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (Palm Beach Day Academy,
     Inc. Project); Series 2006, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.13%     01/01/37       3,100          3,100,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Economic Development
     (YMCA of South Palm Beach County, Inc.
     Project); Series 2003, Refunding &
     Improvement VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.13%     11/01/28       5,250          5,250,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Housing Finance Authority
     (Emerald Bay Club Apartments Projects);
     Series 2004, Refunding Multi-Family Housing
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.24%     06/01/30      14,500         14,500,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Miami-Dade
     (County of) School Board); Series 12042, VRD
     COP(b)(d)(e)                                     2.33%     11/01/31       7,900          7,900,000
-------------------------------------------------------------------------------------------------------
  Sarasota (County of) (Sarasota Family YMCA, Inc.
     Project); Series 1999, VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.13%     10/01/21         975            975,000
-------------------------------------------------------------------------------------------------------
  Seminole (County of) Industrial Development
     Authority (Hospice of the Comforter Project);
     Series 2006, Healthcare Facilities VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     2.25%     12/01/25       4,525          4,525,000
-------------------------------------------------------------------------------------------------------
  Tampa (City of) (DACCO Project); Series 2007,
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.13%     08/01/35      16,325         16,325,000
-------------------------------------------------------------------------------------------------------
  University of North Florida Foundation, Inc.;
     Series 1998, Parking System VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.47%     05/01/28       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Venice (City of) (Bon Secours Health System,
     Inc.); Series 2002 B, Health Care VRD RB
     (INS-Financial Security Assurance Inc.)(b)(c)    2.06%     11/01/28       2,125          2,125,000
-------------------------------------------------------------------------------------------------------
  Volusia (County of) Health Facilities Authority
     (Southwest Volusia Healthcare Corp.); Series
     1994 A, Hospital VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      2.09%     11/15/23       1,755          1,755,000
=======================================================================================================
                                                                                            268,685,000
=======================================================================================================


GEORGIA-5.14%

  Albany (City of) & Dougherty (County of)
     Hospital Authority (Phoebe Putney Memorial
     Hospital); Series 1996, VRD RB(b)                2.70%     09/01/26      20,330         20,330,000
-------------------------------------------------------------------------------------------------------
  Atlanta (City of) (Westside Project); Series
     2001, VRD Tax Allocation (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.13%     12/01/22       5,430          5,430,000
-------------------------------------------------------------------------------------------------------
  Atlanta (City of) Water & Wastewater Revenue;
     Series 2001 B, VRD RB (INS-Financial Security
     Assurance, Inc.)(b)(c)                           2.25%     11/01/38      24,660         24,660,000
-------------------------------------------------------------------------------------------------------
  Augusta (City of) Housing Authority (Westbury
     Creek Apartments); Series 2003 A, Refunding
     Multi-Family Housing VRD RB (CEP-Federal
     National Mortgage Association)(b)                2.25%     05/15/33       1,595          1,595,000
-------------------------------------------------------------------------------------------------------
  Clayton (County of) Development Authority (DACC
     Public Purpose Corp. II Project); Series
     2007, VRD RB (LOC-Dexia Bank S.A.)(a)(b)(f)      2.28%     07/01/32       4,785          4,785,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority
     (Institute of Nuclear Power Operations
     Project); Series 1998, VRD RB (LOC-SunTrust
     Bank)(a)(b)(e)                                   2.09%     02/01/13       2,365          2,365,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority (Mt.
     Paran Christian School, Inc. Project); Series
     2002, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.13%     07/01/22       6,765          6,765,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority (Young
     Men's Christian Association of Cobb County,
     Georgia, Inc. Project); Series 1998, VRD RB
     (LOC-SunTrust Bank)(a)(b)(e)                     2.15%     06/01/19       5,600          5,600,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Housing Authority (Tamarron
     Apartments Project); Series 2003, Refunding
     Multi-Family Housing VRD RB (CEP-Federal Home
     Loan Mortgage Corp.)(b)                          2.10%     03/01/24       1,980          1,980,000
-------------------------------------------------------------------------------------------------------
  Columbia (County of) Residential Care Facilities
     for The Elderly Authority (Augusta Resource
     Center on Aging Inc.-Brandon Wilde Lifecare
     Community Center);
     Series 1990, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.13%     01/01/21       3,730          3,730,000
-------------------------------------------------------------------------------------------------------
     Series 1994, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.15%     01/01/21       2,660          2,660,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

  DeKalb (County of) Development Authority
     (Atlanta Jewish Community Center, Inc.
     Project); Series 1999, VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.13%     09/01/24     $ 2,150     $    2,150,000
-------------------------------------------------------------------------------------------------------
  DeKalb (County of) Development Authority
     (Catholic School Properties, Inc. Project);
     Series 1999, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)(e)               2.10%     04/01/24       1,400          1,400,000
-------------------------------------------------------------------------------------------------------
  DeKalb (County of) Hospital Authority (DeKalb
     Medical Center, Inc. Project); Series 2003 B,
     VRD RAC (INS-Financial Security Assurance
     Inc.)(b)(c)                                      2.10%     09/01/31      17,610         17,610,000
-------------------------------------------------------------------------------------------------------
  DeKalb (County of) Housing Authority (Clairmont
     Crest Project); Series 1995, Refunding Multi-
     Family Housing VRD RB (CEP-Federal National
     Mortgage Association)(b)                         2.20%     06/15/25       7,840          7,840,000
-------------------------------------------------------------------------------------------------------
  Fayette (County of) Development Authority
     (Catholic Education of North Georgia, Inc.
     Project); Series 2002, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.15%     04/01/28       2,160          2,160,000
-------------------------------------------------------------------------------------------------------
  Forsyth (County of) Development Authority
     (Pinecrest Academy Inc. Project); Series
     2000, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                       2.28%     09/01/25       8,600          8,600,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Arthritis Foundation Inc. Project); Series
     1996, VRD RB (LOC-SunTrust Bank)(a)(b)(e)        2.09%     12/01/16       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Bridgeway Foundation for Education, Inc.
     Project); Series 2000, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.15%     06/01/15       1,625          1,625,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Doris
     & Alex Weber Jewish Community High School,
     Inc. Project); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     12/01/30       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (King's
     Ridge Christian School Project); Series 2006,
     VRD RB (LOC-Branch Banking & Trust Co.)(a)(b)    2.28%     05/01/26       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Mount
     Vernon Presbyterian School, Inc.); Series
     2005, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                       2.28%     08/01/35       4,100          4,100,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Shepherd Center, Inc. Project); Series 2005,
     VRD RB (LOC-SunTrust Bank)(a)(b)                 2.09%     09/01/35       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Woodward Academy, Inc. Project); Series
     2002, VRD RB (LOC-SunTrust Bank)(a)(b)           2.09%     12/01/27       1,080          1,080,000
-------------------------------------------------------------------------------------------------------
  Georgia (State of) Road & Tollway Authority
     (Federal Highway Grant); Series 2006, RAN        5.00%     06/01/08       7,345          7,359,864
-------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Housing Authority (The
     Greens Apartments Project); Series 1995,
     Refunding Multi-Family Housing VRD RB
     (CEP-Federal National Mortgage
     Association)(b)                                  2.09%     06/15/25       7,300          7,300,000
-------------------------------------------------------------------------------------------------------
  Marietta (City of) Housing Authority (Wood Glen
     Apartments Project); Series 1994, Refunding
     Multi-Family Housing VRD RB (CEP-Federal Home
     Loan Mortgage Corp.)(b)                          2.12%     07/01/24       2,860          2,860,000
-------------------------------------------------------------------------------------------------------
  Marietta (City of) Housing Authority (Wood Knoll
     Apartments Project); Series 1994, Refunding
     Multi-Family Housing VRD RB (CEP-Federal Home
     Loan Mortgage Corp.)(b)                          2.12%     07/01/24      10,105         10,105,000
-------------------------------------------------------------------------------------------------------
  Metropolitan Atlanta Rapid Transit Authority;
     Series 1998 B, Second Indenture Sales Tax
     RB(g)(h)(i)                                      5.10%     07/01/08      13,000         13,233,521
-------------------------------------------------------------------------------------------------------
     Series 2007 D, Third Indenture Sales Tax
     Revenue Commercial Paper BAN                     0.90%     04/03/08      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 D, Third Indenture Sales Tax
     Revenue Commercial Paper BAN                     2.55%     06/11/08      15,200         15,200,000
-------------------------------------------------------------------------------------------------------
  Private Colleges & Universities Authority (Agnes
     Scott College); Series 2004 B, Refunding
     Educational Facilities VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.13%     06/01/23       4,300          4,300,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Georgia (State
     of)); Series 10079, VRD GO(b)(d)(e)              2.24%     07/01/15      18,080         18,080,000
-------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (The Savannah Country Day School,
     Inc. Project); Series 2007, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     05/01/32       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (Westside Urban Health Center Inc.
     Project); Series 2002 A, VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      2.14%     03/01/18       2,220          2,220,000
-------------------------------------------------------------------------------------------------------
  Smyrna (City of) Hospital Authority (Ridgeview
     Institute Inc. Project); Series 2002, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.15%     11/01/27       1,560          1,560,000
-------------------------------------------------------------------------------------------------------
  Waleska (City of) Downtown Development Authority
     (Reinhardt College Project); Series 2003, VRD
     RB (LOC-Regions Bank)(a)(b)                      2.24%     10/01/28       6,465          6,465,000
=======================================================================================================
                                                                                            245,548,385
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
IDAHO-1.06%

  Custer (County of) Pollution Control (Amoco Oil
     Co.-Standard Oil Industry Project); Series
     1983, VRD PCR(b)(f)                              3.50%     10/01/09     $23,000     $   23,000,000
-------------------------------------------------------------------------------------------------------
  Idaho (State of) Health Facilities Authority
     (St. Luke's Regional Medical Center Project);
     Series 2000, VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            1.30%     07/01/30      17,575         17,575,000
-------------------------------------------------------------------------------------------------------
  Idaho (State of); Series 2007, Unlimited Tax TAN
     GO                                               4.50%     06/30/08      10,000         10,018,247
=======================================================================================================
                                                                                             50,593,247
=======================================================================================================


ILLINOIS-10.09%

  ABN AMRO Munitops Ctfs. Trust (Chicago (City
     of));
     Series 2005-31, Non-AMT Unlimited Tax VRD
     GO(b)(d)(e)                                      2.24%     07/01/12       9,995          9,995,000
-------------------------------------------------------------------------------------------------------
     Series 2005-40, Non-AMT Unlimited Tax VRD
     GO(b)(d)(e)                                      2.24%     07/01/13      15,165         15,165,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Illinois (State
     of) Finance Authority (Northwestern
     University)); Series 2006-67, Non-AMT VRD
     RB(b)(d)(e)                                      2.23%     12/01/13       9,995          9,995,000
-------------------------------------------------------------------------------------------------------
  Aurora (City of) Kane, DuPage, Will & Kendall
     (Counties of) Economic Development (Aurora
     University); Series 2004, VRD RB (LOC-Harris
     N.A.)(a)(b)                                      3.50%     03/01/35       7,450          7,450,000
-------------------------------------------------------------------------------------------------------
  Channahon (Village of) (Morris Hospital); Series
     2003 D, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)       2.05%     12/01/32       2,785          2,785,000
-------------------------------------------------------------------------------------------------------
  Chicago (City of);
     Series 1997, Limited Tax Tender VRD GO
     (LOC-Harris N.A.)(a)(b)                          2.25%     01/01/12       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
     Series 2004, Refunding Second Lien Water VRD
     RB (INS-MBIA Insurance Corp.)(b)(c)              3.00%     11/01/31       5,005          5,005,000
-------------------------------------------------------------------------------------------------------
  Cook (County of) Community Consolidated School
     District No. 21 (Wheeling Community);
     Series 2006, Educational Purposes TAN            5.05%     05/01/08       9,500          9,512,316
-------------------------------------------------------------------------------------------------------
     Series 2006, Operations and Maintenance
     Purposes TAN                                     5.05%     05/01/08       2,500          2,503,241
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     Authority); Series 2000-1303 A, VRD
     COP(b)(d)(e)                                     2.28%     07/01/23      19,000         19,000,000
-------------------------------------------------------------------------------------------------------
  Glendale Heights (Village of) (Glendale Lakes
     Project); Series 2000, Refunding Multi-Family
     Housing VRD RB (CEP-Federal Home Loan
     Mortgage Corp.)(b)                               2.25%     03/01/30      14,845         14,845,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Chicago Educational Television
     Association Project); Series 1994 A, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                2.05%     11/01/14       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Chicago Symphony Orchestra
     Project); Series 1999, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.05%     12/01/33         700            700,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Crown Court Properties, Ltd.
     Project); Series 2001 A, Housing VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)(e)                   2.10%     03/01/27       2,075          2,075,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Embers Elementary School Project);
     Series 2002, Educational Facilities VRD RB
     (LOC-Bank of America, N.A.)(a)(b)(e)             2.10%     04/01/32       2,095          2,095,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Fenwick High School Project);
     Series 1997, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      3.50%     03/01/32       4,300          4,300,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Goodman Theatre Project); Series
     1999, VRD RB (LOC-Northern Trust Co.,
     JPMorgan Chase Bank, N.A.)(a)(b)                 3.50%     12/01/33       8,700          8,700,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Institute of Gas Technology
     Project); Series 1999, VRD IDR (LOC-Harris
     N.A.)(a)(b)                                      2.25%     09/01/24       1,900          1,900,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (James Jordan Boys & Girls Club and
     Family Life Center Project); Series 1995, VRD
     RB (LOC-JPMorgan Chase Bank, N.A., Bank of
     America N.A.)(a)(b)(e)                           2.25%     08/01/30       4,700          4,700,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Museum of Contemporary Art
     Project); Series 1994, VRD RB (LOC-JPMorgan
     Chase Bank, N.A., Northern Trust Co.)(a)(b)      2.15%     02/01/29       4,800          4,800,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Provena Health); Series 1998 C,
     VRD RB (INS-MBIA Insurance Corp.)(b)(c)          3.15%     05/01/28      30,100         30,100,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Providence-St. Mel School
     Project); Series 2002, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          3.50%     06/01/37       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (St. Ignatius College Prep
     Project); Series 2002, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.21%     06/01/32       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Teachers Academy for Mathematics &
     Science Project); Series 2001, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     02/01/21       2,255          2,255,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Illinois (State of) Development Finance
     Authority (Village of Oak Park Residence
     Corp. Project); Series 2001, VRD RB (LOC-Bank
     of America, N.A.)(a)(b)(e)                       2.10%     07/01/41     $ 2,975     $    2,975,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (West Central Illinois Educational
     Telecommunications Corp. Project); Series
     2002, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.28%     09/01/32       3,460          3,460,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Chicago Children's Museum); Series
     1994, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      3.50%     02/01/28       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Columbia College Chicago); Series
     2000, VRD RB (LOC-Harris N.A.)(a)(b)             2.08%     06/01/30       2,605          2,605,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Dominican University); Series 2000
     B, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.25%     10/01/30       3,050          3,050,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Field Museum of Natural History);
     Series 1998, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.20%     11/01/32       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Museum of Science & Industry);
     Series 1992, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      3.60%     10/01/26       6,950          6,950,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (National-Louis University); Series
     1999 A, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.10%     06/01/29       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Pooled Financing Program); Series
     2002, Commercial Paper RN (LOC-Northern Trust
     Co.)(a)                                          1.80%     05/20/08      29,000         29,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Advocate
     Health Care Network);
     Series 2008 A-1, VRD RB(b)                       1.90%     01/15/09       5,685          5,685,000
-------------------------------------------------------------------------------------------------------
     Series 2008 A-2, VRD RB(b)                       1.90%     02/05/09       4,750          4,750,000
-------------------------------------------------------------------------------------------------------
     Series 2008 A-3, VRD RB(b)                       1.90%     04/01/09       5,685          5,685,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Bradley
     University); Series 2008 A, Refunding VRD RB
     (LOC-Northern Trust Co.)(a)(b)                   2.25%     04/01/33       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Chicago
     Historical Society); Series 2006, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.20%     01/01/36       1,400          1,400,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (IIT
     Research Institute); Series 2004, VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     2.25%     10/01/34       1,175          1,175,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Jewish
     Charities Revenue Anticipation Note Program);
     Series 2007-2008 A, VRD RB (LOC-Harris
     N.A.)(a)(b)                                      2.34%     06/30/08       8,835          8,835,000
-------------------------------------------------------------------------------------------------------
     Series 2007-2008 B, VRD RN (LOC-Harris
     N.A.)(a)(b)                                      2.25%     06/30/08       4,895          4,895,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Joan W. &
     Irving B. Harris Theater for Music and Dance
     Project); Series 2005, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             2.19%     03/01/40       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Lawrence
     Hall Youth Services); Series 2006, VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     2.25%     11/01/41       1,150          1,150,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Proctor
     Hospital); Series 2006 B, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     01/01/16       3,770          3,770,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Sedgebrook, Inc. Facility); Series 2007 B,
     VRD RB (LOC-Fortis Bank NV/SA)(a)(b)(f)          2.08%     11/01/42      19,500         19,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Sunshine
     Through Golf Foundation Project); Series 2004
     A, VRD RB (LOC-Bank of America, N.A.)(a)(b)      2.10%     11/01/24       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Three
     Crowns Park Project); Series 2006 C, VRD RB
     (LOC-Allied Irish Banks PLC)(a)(b)(f)            2.07%     02/15/38       1,275          1,275,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Village
     of Oak Park Residence Corp. Project); Series
     2006, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(e)                                   2.10%     09/01/46       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (YMCA of
     Metropolitan Chicago Project); Series 2004,
     VRD RB (LOC-Harris N.A.)(a)(b)                   2.20%     06/01/34      11,500         11,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Cradle Society Project); Series 1998, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            3.50%     04/01/33       3,800          3,800,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Evanston Northwestern Healthcare Corp.);
     Series 1998, RB                                  2.10%     07/03/08      30,000         30,000,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Illinois (State of) Health Facilities Authority
     (Ingalls Memorial Hospital); Series 1985 B,
     VRD RB (LOC-Northern Trust Co.)(a)(b)            2.05%     01/01/16     $ 1,400     $    1,400,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Loyola University Health System); Series
     1997 B, VRD RB (INS-MBIA Insurance
     Corp.)(b)(c)                                     3.00%     07/01/24       7,760          7,760,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Memorial Medical Center); Series 1985 C, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)         2.28%     01/01/16       4,215          4,215,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 D, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                3.50%     08/01/15       8,900          8,900,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (The Carle Foundation); Series 1998 B, VRD
     RB(b)                                            7.75%     07/01/28       8,650          8,650,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (The University of Chicago Hospitals and
     Health System); Series 1998, VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           2.05%     08/01/26      14,000         14,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Housing Development
     Authority (Lakeshore Plaza Development);
     Series 2000 A, Multi-Family Housing VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 6.00%     07/01/27       8,175          8,175,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Toll Highway Authority;
     Series 1993 B, Refunding Toll Highway VRD RB
     (LOC-Societe Generale S.A.)(a)(b)(f)             2.15%     01/01/10      21,000         21,000,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Chicago (City of) Chicago
     O'Hare International Airport); Series 2008-
     2500, General Airport Third Lien VRD
     RB(b)(d)(e)                                      2.29%     01/01/15       3,010          3,010,000
-------------------------------------------------------------------------------------------------------
  Lombard (Village of) (Clover Creek Apartments
     Project); Series 2000, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.14%     12/15/30      14,855         14,855,000
-------------------------------------------------------------------------------------------------------
  Monmouth (City of) Industrial Development
     Project (Monmouth College Project); Series
     2005, VRD IDR (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.24%     06/01/35       1,065          1,065,000
-------------------------------------------------------------------------------------------------------
  Oak Forest (City of) (Homewood Pool-South
     Suburban Mayors and Managers Association
     Program); Series 1989, VRD RB (LOC-Fifth
     Third Bank)(a)(b)                                2.25%     07/01/24       2,050          2,050,000
-------------------------------------------------------------------------------------------------------
  Peoria (County of) Community Unit School
     District No. 323 (Dunlap); Series 2006,
     Unlimited Tax VRD GO (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.20%     04/01/26       4,750          4,750,000
-------------------------------------------------------------------------------------------------------
  Quincy (City of) (Blessing Hospital Project);
     Series 2004, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      3.50%     11/15/33       4,830          4,830,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Chicago (City of)
     Water Revenue); Series 10137, Sr. Lien Water
     VRD RB(b)(d)(e)                                  2.39%     11/01/26       8,215          8,215,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Illinois (State
     of)); Series 12020, VRD GO(b)(d)(e)              2.28%     06/01/19       4,715          4,715,000
-------------------------------------------------------------------------------------------------------
  Schaumburg (Village of) (Treehouse II Apartments
     Project); Series 1999, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.10%     12/15/29       4,800          4,800,000
-------------------------------------------------------------------------------------------------------
  South Barrington (Village of); Series 1998,
     Unlimited Tax VRD GO (LOC-Harris N.A.)(a)(b)     3.50%     12/01/27       2,600          2,600,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Illinois);
     Series 2000 S, VRD RB(b)(d)(e)                   2.30%     04/01/30      17,900         17,900,000
=======================================================================================================
                                                                                            482,430,557
=======================================================================================================


INDIANA-2.65%

  Indiana (State of) Development Finance Authority
     (Indiana Historical Society, Inc. Project);
     Series 1997, Educational Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(e)         2.15%     08/01/31      12,400         12,400,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indianapolis Museum of Art, Inc. Project);
     Series 2004, Educational Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            3.50%     02/01/39       6,400          6,400,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Youth Opportunity Center, Inc. Project);
     Series 1998, Educational Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     01/01/24       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
     Series 1999, VRD IDR (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                2.25%     01/01/29       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Educational Facilities
     Authority (Marian College Project); Series
     2003, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.20%     04/01/24       2,560          2,560,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health & Educational Facility
     Financing Authority (Sisters of St. Francis
     Health Services, Inc. Obligated Group);
     Series 2006 A, Refunding Health System Non-
     AMT VRD RB (INS-MBIA Insurance Corp.)(b)(c)      3.15%     11/01/37      12,250         12,250,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Clark Memorial Hospital Project);
     Series 2001, Health Care Facility VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     12/01/21       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
     Series 2004 A, Health Care Facility VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     04/01/24       3,000          3,000,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

  Indiana (State of) Health Facility Financing
     Authority (Community Hospitals Project);
     Series 1997 A, Hospital VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.25%     07/01/27     $ 7,000     $    7,000,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Deaconess Hospital Obligated
     Group); Series 2004 B, Hospital VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     2.25%     01/01/29       2,730          2,730,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Transportation Finance
     Authority; Series 1996 A, Refunding Airport
     Facilities Lease RB(i)                           6.00%     11/01/08       4,165          4,263,702
-------------------------------------------------------------------------------------------------------
  Indianapolis (City of) Local Public Improvement
     Bond Bank; Series 2002 F-1, Refunding VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 2.25%     02/01/20      27,710         27,710,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Indiana University (Trustees
     of)); Series 2008-2494, Consolidated VRD
     RB(b)(d)(e)                                      2.29%     12/15/15       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Monroe (County of) Hospital Authority
     (Bloomington Hospital Obligated Group);
     Series 1999, Refunding Hospital VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 2.75%     05/01/11      13,800         13,800,000
-------------------------------------------------------------------------------------------------------
  St. Joseph (County of) (Holy Cross Village at
     Notre Dame Project); Series 2006 D, Economic
     Development VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.08%     05/15/39       5,950          5,950,000
-------------------------------------------------------------------------------------------------------
  Tippecanoe (County of) (Faith Properties Inc.
     Project); Series 2005, VRD RB (LOC-Regions
     Bank)(a)(b)                                      2.08%     11/01/30       6,475          6,475,000
-------------------------------------------------------------------------------------------------------
  University of Southern Indiana; Series 1999 G,
     Student Fee VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.25%     10/01/19       3,700          3,700,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Porter (County of) Jail
     Building Corp.); Series 2001-A58, Refunding
     VRD RB(b)(d)(e)                                  2.30%     07/10/21       9,370          9,370,000
=======================================================================================================
                                                                                            126,608,702
=======================================================================================================


IOWA-0.90%

  Iowa (State of) Finance Authority (Morningside
     College Project); Series 2002, Private
     College Facility VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.30%     10/01/32       1,510          1,510,000
-------------------------------------------------------------------------------------------------------
  Iowa (State of) Higher Education Loan Authority
     (Private Education Working Capital Loan
     Program);  Series 2007 F-Morningside College,
     RAN (LOC-U.S. Bank, N.A.)(a)                     4.50%     05/20/08       1,000          1,001,033
-------------------------------------------------------------------------------------------------------
     Series 2007 C-University of Dubuque, RAN         4.50%     05/20/08       3,500          3,503,293
-------------------------------------------------------------------------------------------------------
  Iowa (State of) School Cash Anticipation
     Program; Series 2007-2008 A, Wts. Ctfs. RN
     (INS-Financial Security Assurance Inc.)(c)       4.50%     06/27/08      17,000         17,029,984
-------------------------------------------------------------------------------------------------------
  Iowa (State of); Series 2007, TRAN                  4.00%     06/30/08      20,000         20,036,258
=======================================================================================================
                                                                                             43,080,568
=======================================================================================================


KANSAS-0.19%

  Reset Option Ctfs. Trust II-R (Wyandotte (County
     of) & Kansas City (City of) Unified
     Government); Series 12036, Refunding Utility
     System VRD RB(b)(d)(e)                           2.33%     09/01/21       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Shawnee (City of) (Shawnee Village Associates
     Project); Series 1984, VRD IDR (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.15%     12/01/09       4,075          4,075,000
=======================================================================================================
                                                                                              9,075,000
=======================================================================================================


KENTUCKY-1.77%

  Eagle Tax-Exempt Trust (Louisville (City of) &
     Jefferson (County of) Metropolitan Sewer
     District); Series 2006-0053 A, VRD COP
     RB(b)(d)(e)                                      2.28%     05/15/33      28,335         28,335,000
-------------------------------------------------------------------------------------------------------
  Ewing (City of) Kentucky Area Development
     Districts Financing Trust; Series 2000, Lease
     Acquisition Program VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.20%     06/01/33       8,687          8,687,000
-------------------------------------------------------------------------------------------------------
  Kentucky (State of) Asset/Liability Commission
     General Fund; Series 2007 A, TRAN                4.50%     06/26/08      20,000         20,035,789
-------------------------------------------------------------------------------------------------------
  Louisville (City of) & Jefferson (County of)
     Visitors and Convention Commission (Kentucky
     International Convention Center Expansion
     Project); Series 2004 B, Refunding Dedicated
     VRD RB (INS-Financial Security Assurance
     Inc.)(b)(c)                                      3.60%     12/01/22       3,725          3,725,000
-------------------------------------------------------------------------------------------------------
  Newport (City of) Kentucky League of Cities
     Funding Trust; Series 2002, Lease Program VRD
     RB (LOC-U.S. Bank, N.A.)(a)(b)                   2.25%     04/01/32      15,050         15,050,000
-------------------------------------------------------------------------------------------------------
  Public Energy Authority of Kentucky, Inc.;
     Series 2006 A, Gas Supply VRD RB(b)(f)           1.18%     08/01/16       9,000          9,000,000
=======================================================================================================
                                                                                             84,832,789
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
LOUISIANA-0.96%

  Baton Rouge (City of); Series 1998 A, Refunding
     & Public Improvement Sales Tax RB(g)(h)(i)       5.25%     08/01/08     $ 2,470     $    2,533,849
-------------------------------------------------------------------------------------------------------
  Denham Springs (City of) Economic Development
     District (Bass Pro Shops Project); Series
     2007 A, Sales Tax Increment VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.21%     01/01/37       5,060          5,060,000
-------------------------------------------------------------------------------------------------------
  Lafayette (City of) Economic Development
     Authority (Stirling Lafayette, LLC Project);
     Series 2008, Gulf Opportunity Zone RB
     (LOC-Regions Bank)(a)                            2.21%     02/01/38       7,350          7,350,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (GCGK Investments, L.L.C. Project); Series
     2006, VRD RB (LOC-Regions Bank)(a)(b)            2.21%     05/01/26       6,460          6,460,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (II City Plaza LLC Project); Series 2008, VRD
     RB (LOC-Regions Bank)(a)(b)                      2.20%     03/01/40      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (River View Villas Project); Series 2006,
     Refunding Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.09%     04/01/36       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (Tiger Athletic Foundation Project); Series
     1999, VRD RB (LOC-Regions Bank)(a)(b)            2.20%     09/01/28       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of); Series 1998-A, Refunding
     Unlimited Tax GO                                 5.50%     04/15/08       5,000          5,003,305
-------------------------------------------------------------------------------------------------------
  Monroe (City of); Series 2007 A, Refunding Sales
     Tax VRD RB (INS-Financial Security Assurance
     Inc.)(b)(c)                                      2.28%     07/01/26       7,000          7,000,000
=======================================================================================================
                                                                                             45,907,154
=======================================================================================================


MAINE-0.20%

  Maine (State of) Finance Authority (Kents Hill
     School Issue);
     Series 2000, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.15%     07/01/30       2,400          2,400,000
-------------------------------------------------------------------------------------------------------
     Series 2006, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.15%     01/01/36       2,400          2,400,000
-------------------------------------------------------------------------------------------------------
  Maine (State of) Housing Authority;
     Series 2003 E-1, Mortgage Purchase VRD RB(b)     5.25%     11/15/30       1,900          1,900,000
-------------------------------------------------------------------------------------------------------
     Series 2003 E-1, Non-AMT Mortgage Purchase
     VRD RB(b)                                        5.25%     11/15/32       2,775          2,775,000
=======================================================================================================
                                                                                              9,475,000
=======================================================================================================


MARYLAND-1.76%

  Baltimore (County of) (Blue Circle Inc.
     Project); Series 1992, Refunding Economic
     Development VRD RB (LOC-BNP Paribas)(a)(b)(f)    2.25%     12/01/17       7,140          7,140,000
-------------------------------------------------------------------------------------------------------
  Frederick (County of) (Buckingham's Choice Inc.
     Project); Series 1997 C, Retirement Community
     VRD RB (LOC-Branch Banking & Trust Co.)(a)(b)    2.08%     01/01/27       6,000          6,000,000
-------------------------------------------------------------------------------------------------------
  Howard (County of) (Norbel School Inc. Project);
     Series 2001, Economic Development VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     02/01/28       4,785          4,785,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Annapolis Life Care,
     Inc. Issue); Series 2007, VRD RB (LOC-RBS
     Citizens, N.A.)(a)(b)                            2.10%     07/01/40       4,800          4,800,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Odenton Christian
     School Issue); Series 2008, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                2.07%     07/01/33       3,590          3,590,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Pickersgill, Inc.
     Issue); Series 2005 B, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.07%     01/01/35       7,175          7,175,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (University of Maryland
     Medical System Issue); Series 2007 A, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.07%     07/01/34       4,400          4,400,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Industrial Development
     Financing Authority (Baltimore International
     College Facility); Series 2005, Economic
     Development VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 2.28%     11/01/30       4,800          4,800,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of);
     Series 2002, Consolidated Public Improvement
     Commercial Paper BAN                             1.07%     04/02/08      20,500         20,500,000
-------------------------------------------------------------------------------------------------------
     Series 2002, Consolidated Public Improvement
     Commercial Paper BAN                             1.20%     04/03/08       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Housing Opportunities
     Commission (Oakwood-Gaithersburg); Series
     1991 A, Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.09%     11/01/12      18,825         18,825,000
=======================================================================================================
                                                                                             84,015,000
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MASSACHUSETTS-1.76%

  Massachusetts (State of) Development Finance
     Agency (Brandon Residential Treatment Center,
     Inc. Project); Series 2003, VRD RB
     (LOC-SunTrust Bank)(a)(b)                        2.21%     04/01/28     $ 2,640     $    2,640,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (CP Program 5 Issue);
     Series 2007, Commercial Paper RN (LOC-TD
     Banknorth, N.A.)(a)(f)                           1.70%     04/01/08      15,927         15,927,000
-------------------------------------------------------------------------------------------------------
     Series 2007, Commercial Paper RN (LOC-TD
     Banknorth, N.A.)(a)(f)                           2.60%     04/01/08       6,372          6,372,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Ursuline Academy Dedham Issue);
     Series 2002, VRD RB (LOC-RBS Citizens,
     N.A.)(a)(b)                                      2.07%     05/01/32       2,095          2,095,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Capital Assets
     Project); Series 1985 D, VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           1.70%     01/01/35       8,100          8,100,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Childrens Hospital
     Issue); Series 2006 L-2, VRD RB(b)               3.50%     10/01/42       8,150          8,150,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Harvard University
     Issue);
     Series 2003 EE, Unsec. Commercial Paper RN       2.00%     04/03/08       5,888          5,888,000
-------------------------------------------------------------------------------------------------------
     Series 2003 EE, Unsec. Commercial Paper RN       1.20%     04/08/08      26,900         26,900,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) School Building
     Authority; Series 2007 A, Commercial Paper
     Notes (LOC-Bank of Nova Scotia)(a)(f)            2.15%     06/09/08       8,000          8,000,000
=======================================================================================================
                                                                                             84,072,000
=======================================================================================================


MICHIGAN-4.85%

  ABN AMRO Munitops Ctfs. Trust (Bay City (City
     of) School District); Series 2006-51, Non-AMT
     Unlimited Tax VRD GO(b)(d)(e)                    2.24%     05/01/14      11,910         11,910,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Michigan (State of)
     Building Authority); Series 2006-0142 A, VRD
     COP(b)(d)(e)                                     2.28%     10/15/36       9,090          9,090,000
-------------------------------------------------------------------------------------------------------
  Grand Valley State University Board of Trustees;
     Series 2008 B, Refunding General VRD RB
     (LOC-RBS Citizens, N.A.)(a)(b)                   1.95%     12/01/31       5,600          5,600,000
-------------------------------------------------------------------------------------------------------
  Green Lake (Township of) Economic Development
     Corp. (Interlochen Center For The Arts
     Project); Series 2004, Refunding VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.15%     06/01/34       1,900          1,900,000
-------------------------------------------------------------------------------------------------------
  Kalamazoo (City of) Economic Development
     Corporation (Friendship Village of
     Kalamazoo); Series 1997 B, Limited Obligation
     VRD RB (LOC-Fifth Third Bank)(a)(b)              2.13%     05/15/27       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  Kent (County of) Hospital Finance Authority
     (Metropolitan Hospital Project); Series 2005
     B, Refunding VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.15%     07/01/40       2,700          2,700,000
-------------------------------------------------------------------------------------------------------
  Livonia (City of) Economic Development Corp.
     (Madonna University Project); Series 2007,
     Limited Obligation VRD RB (LOC-RBS Citizens,
     N.A.)(a)(b)                                      2.25%     04/01/38       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Building Authority; Series
     2005-5, Commercial Paper Notes (LOC-Bank of
     New York Mellon, State Street Bank & Trust
     Co.)(a)                                          2.25%     05/22/08      37,040         37,040,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Higher Education Facilities
     Authority (Davenport University Project);
     Series 2004, Limited Obligation VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     2.25%     06/01/34       3,400          3,400,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Healthcare Equipment Loan Program);
     Series 2006 C, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      2.30%     12/01/32       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      2.30%     12/01/32       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Oaklawn Hospital); Series 2006, Refunding
     Hospital VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.25%     11/01/37      36,700         36,700,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Trinity Health Credit Group); Series 2000 E,
     Refunding VRD RB(b)                              5.00%     12/01/30      42,700         42,700,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Housing Development
     Authority (JAS Non-Profit Housing Corp. VI
     Project); Series 2000, Limited Obligation VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)         2.20%     06/01/25       5,400          5,400,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Municipal Bond Authority;
     Series 2007 B-2, RN (LOC-Bank of Nova
     Scotia)(a)(f)                                    4.50%     08/20/08       5,000          5,015,217
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (YMCA of
     Metropolitan Detroit Project); Series 2001,
     Limited Obligation VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                2.26%     05/01/31         600            600,000
-------------------------------------------------------------------------------------------------------
  Morgan Stanley & Co. Inc. Trust Floater Ctfs.
     (Detroit (City of) Water Supply System);
     Series 2006-1683 A, Sr. Lien VRD RB(b)(d)(e)     2.21%     07/01/25       2,800          2,800,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

  Royal Oak (City of) Hospital Finance Authority
     (William Beaumont Hospital Obligated Group);
     Series 2006 T, Refunding Hospital VRD RB(b)      3.50%     01/01/20     $15,215     $   15,215,000
-------------------------------------------------------------------------------------------------------
     Series 2006 U, Refunding Hospital VRD RB(b)      2.00%     01/01/20      13,590         13,590,000
-------------------------------------------------------------------------------------------------------
  Southfield (City of) Economic Development Corp.
     (Lawrence Technology University Project);
     Series 2001, Limited Obligation VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            3.50%     10/01/31       1,700          1,700,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Detroit (City of) Water Supply
     System); Series 2000 D, Sr. Lien VRD
     RB(b)(d)(e)                                      4.00%     07/01/29      18,995         18,995,000
=======================================================================================================
                                                                                            231,755,217
=======================================================================================================


MINNESOTA-1.16%

  Cohasset (City of) (Minnesota Power & Light
     Company Project); Series 1997 C, Refunding
     VRD RB (LOC-Bank of America, N.A.)(a)(b)         2.10%     06/01/13       1,250          1,250,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Minnesota (State of) Public
     Facilities Authority); Series 2002-319,
     Drinking Water VRD RB(b)(d)(e)                   2.29%     03/01/12      13,800         13,800,000
-------------------------------------------------------------------------------------------------------
  Minneapolis (City of) Health Care System
     (Fairview Health Services); Series 2005 C,
     Refunding VRD RB (INS-MBIA Insurance
     Corp.)(b)(c)                                     3.15%     11/15/26       4,395          4,395,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (Gustavus Adolphus College); Series
     2004 Five-X, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.24%     10/01/34       7,400          7,400,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (Macalester College); Series 2003
     Five-Q, VRD RB(b)                                2.25%     03/01/33       1,550          1,550,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (University of St. Thomas); Series
     2004 Five-Z, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.24%     10/01/29       7,400          7,400,000
-------------------------------------------------------------------------------------------------------
  University of Minnesota (Regents of);
     Series 2007 B, Commercial Paper Notes            1.10%     04/02/08       7,210          7,210,000
-------------------------------------------------------------------------------------------------------
     Series 2007 B, Commercial Paper Notes            1.25%     04/03/08       7,350          7,350,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, Commercial Paper Notes            1.10%     04/02/08       5,000          5,000,000
=======================================================================================================
                                                                                             55,355,000
=======================================================================================================


MISSISSIPPI-1.74%

  Flowood (City of) (Reflection Pointe Apartments
     Project); Series 2001, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.25%     05/15/31       5,780          5,780,000
-------------------------------------------------------------------------------------------------------
  Jackson (City of) Redevelopment Authority
     (Jackson Medical Mall Foundation Project);
     Series 1997 A, Urban Renewal VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     11/01/12       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Jackson (County of) Water System; Series 1994,
     Refunding Unlimited Tax VRD GO(b)                1.95%     11/01/24      12,840         12,840,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (CPX Gulfport ES OPAG, LLC Project); Series
     2007 A, VRD RB (LOC-Wachovia Bank N.A.)(a)(b)    2.21%     04/01/37       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (CPX Gulfport OPAG, LLC Project); Series 2007
     A, VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)        2.21%     04/01/37       2,435          2,435,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (DDR Gulfport Promenade LLC Project); Series
     2007, VRD RB (LOC-Regions Bank)(a)(b)            2.21%     12/01/32       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Gulf Ship, LLC Project); Series 2007, VRD RB
     (LOC-Regions Bank)(a)(b)                         2.21%     06/01/27      15,000         15,000,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Renaissance at Colony Park, LLC Project);
     Series 2008, VRD RB (LOC-Regions Bank)(a)(b)     2.23%     05/01/35      12,870         12,870,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (St. Andrews Episcopal Day School Project);
     Series 2003, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.26%     07/01/25       3,540          3,540,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Tindall Corp. Project); Series 2007, Gulf
     Opportunity Zone VRD RB (LOC-Wachovia Bank
     N.A.)(a)(b)                                      2.11%     04/01/28       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Hospital Equipment and
     Facilities Authority (Grenada Lake Medical
     Center Project); Series 2007, VRD RB
     (LOC-Regions Bank)(a)(b)                         2.21%     08/01/34      13,380         13,380,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MISSISSIPPI-(CONTINUED)

  Reset Option Ctfs. Trust II-R (Mississippi
     (State of)); Series 10152, Unlimited Tax VRD
     GO(b)(d)(e)                                      2.79%     11/01/22     $ 2,985     $    2,985,000
=======================================================================================================
                                                                                             83,330,000
=======================================================================================================


MISSOURI-1.93%

  ABN AMRO Munitops Ctfs. Trust (Springfield (City
     of) School District R-12); Series 2006-31,
     Non-AMT Unlimited Tax VRD GO(b)(d)(e)            2.24%     03/01/14      12,995         12,995,000
-------------------------------------------------------------------------------------------------------
  Hannibal (City of) Industrial Development
     Authority (Hannibal Regional Hospital);
     Series 2007, Health Facilities VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                2.28%     08/01/27       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board
     (The Nelson Gallery Foundation); Series 2001
     B, Cultural Facilities VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           1.95%     12/01/31      13,050         13,050,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Barnes Hospital
     Project); Series 1985 B, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.15%     12/01/15       1,400          1,400,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Missouri Health System
     Project); Series 1999 B, Health Facilities
     VRD RB (LOC-KBC Bank N.V.)(a)(b)(f)              2.15%     08/01/29       6,390          6,390,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Saint Louis
     University);
     Series 2005 A, Educational Facilities VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 4.15%     10/01/35       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
     Series 2006 A, Educational Facilities VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 4.15%     10/01/35      20,955         20,955,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Highways & Transportation
     Commission; Series 2005 A, First Lien State
     Road RB                                          5.00%     05/01/08       4,925          4,937,018
-------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Westchester Village Apartments
     Project); Series 2006, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.25%     04/15/27       5,600          5,600,000
-------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Sugar Pines Apartments Project);
     Series 2006, Refunding Multi-Family Housing
     VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.25%     04/15/27       9,170          9,170,000
-------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Westport Station Apartments
     Project); Series 2006, Refunding Multi-Family
     Housing VRD IDR (CEP-Federal National
     Mortgage Association)(b)                         2.25%     04/15/27       4,970          4,970,000
-------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Whitfield School Inc.); Series
     2004 B, Refunding Educational Facilities VRD
     IDR (LOC-U.S. Bank, N.A.)(a)(b)                  2.15%     06/15/24       2,055          2,055,000
=======================================================================================================
                                                                                             92,522,018
=======================================================================================================


MONTANA-0.08%

  Montana (State of) Facility Finance Authority
     (Mission Ridge Project); Series 2002, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                2.07%     08/01/27       3,888          3,888,000
=======================================================================================================


NEBRASKA-1.13%

  American Public Energy Agency; Series 2005 A,
     Gas Supply VRD RB(b)(f)                          1.80%     12/01/15      16,900         16,900,000
-------------------------------------------------------------------------------------------------------
  American Public Energy Agency (National Public
     Gas Agency Project); Series 2003 A, Gas
     Supply VRD RB(b)(f)                              1.80%     02/01/14       3,600          3,600,000
-------------------------------------------------------------------------------------------------------
  Lancaster (County of) Hospital Authority No. 1
     (Bryan Memorial Hospital Project); Series
     1996, Refunding Hospital VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           2.75%     06/01/12       4,785          4,785,000
-------------------------------------------------------------------------------------------------------
  Lancaster (County of) Hospital Authority No. 1
     (Immanuel Health Systems-Williamsburg
     Project); Series 2000 A, Health Facilities
     VRD RB (LOC-Allied Irish Banks PLC)(a)(b)(f)     1.25%     07/01/30       1,800          1,800,000
-------------------------------------------------------------------------------------------------------
  Lincoln (City of) Electric System; Series 1998
     A, Electric System RB(i)                         4.50%     09/01/08       1,000          1,009,408
-------------------------------------------------------------------------------------------------------
  Nebhelp Inc.;
     Series 1985 B, Multi-Mode VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           3.60%     12/01/15      15,895         15,895,000
-------------------------------------------------------------------------------------------------------
     Series 1985 D, Multi-Mode VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           3.60%     12/01/15       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Omaha (City of) Public Power District; Series
     2002 A, Electric Commercial Paper RN             1.60%     04/08/08       5,000          5,000,000
=======================================================================================================
                                                                                             53,989,408
=======================================================================================================


NEVADA-0.94%

  Las Vegas (City of) Convention & Visitors
     Authority; Series 2006 A, Commercial Paper RN
     (LOC-Bank of Nova Scotia, Fortis Bank
     N.V./S.A., State Street Bank & Trust
     Co.)(a)(f)                                       2.05%     04/08/08      13,000         13,000,000
-------------------------------------------------------------------------------------------------------
  Las Vegas Valley Water District (SNWA Revenue
     Supported); Series 2004 B, Limited Tax Water
     Commercial Paper Notes GO                        2.20%     04/04/08      20,250         20,250,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
NEVADA-(CONTINUED)

  Nevada (State of); Series 2004 A, Refunding,
     Capital Improvement & Cultural Affairs
     Limited Tax GO                                   5.00%     08/01/08     $11,620     $   11,735,029
=======================================================================================================
                                                                                             44,985,029
=======================================================================================================


NEW HAMPSHIRE-1.07%

  New Hampshire (State of) Business Finance
     Authority (Alice Peck Day Health Systems
     Obligated Group Issue); Series 2007 A, VRD RB
     (LOC-Toronto Dominion Bank)(a)(b)(f)             2.13%     10/01/36       9,430          9,430,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Business Finance
     Authority (The Mark H. Wentworth Home for
     Chronic Invalids Issue); Series 2006, VRD RB
     (LOC-Toronto-Dominion Bank)(a)(b)(f)             2.13%     12/01/36      12,000         12,000,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Child and Family
     Services of New Hampshire Issue); Series
     2007, VRD RB (LOC-RBS Citizens, N.A.)(a)(b)      2.25%     01/01/38       5,540          5,540,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Crotched Mountain
     Rehabilitation Center Issue); Series 2006,
     VRD RB (LOC-Allied Irish Banks PLC)(a)(b)(f)     2.23%     01/01/37       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (New London Hospital
     Issue); Series 2007, VRD RB (LOC-Fortis Bank
     NV/SA)(a)(b)(f)                                  2.25%     10/01/37       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Housing Finance
     Authority (EQR-Bond Partnership-Manchester
     Project); Series 1996, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.10%     09/15/26      15,100         15,100,000
=======================================================================================================
                                                                                             51,170,000
=======================================================================================================


NEW JERSEY-0.11%

  Wachovia MERLOTs (New Jersey (State of)
     Transportation Trust Fund Authority); Series
     2002 A-05, VRD RB(b)(d)(e)                       2.30%     12/15/18       5,205          5,205,000
=======================================================================================================


NEW MEXICO-0.97%

  Albuquerque (City of) (Affordable Housing
     Projects); Series 2000, Refunding VRD RB(b)      2.65%     07/01/30       3,900          3,900,000
-------------------------------------------------------------------------------------------------------
  Farmington (City of) (Arizona Public Service Co.
     Four Corners Project); Series 1994 A,
     Refunding VRD PCR (LOC-Barclays Bank
     PLC)(a)(b)(f)                                    1.30%     05/01/24      15,950         15,950,000
-------------------------------------------------------------------------------------------------------
  New Mexico (State of); Series 2007, Unlimited
     Tax Capital Projects GO                          5.00%     03/01/09       2,010          2,064,669
-------------------------------------------------------------------------------------------------------
  New Mexico (State of) Highway Commission; Series
     2001 A, Sr. Sub. Lien Tax Highway RB             5.00%     06/15/08       9,335          9,359,079
-------------------------------------------------------------------------------------------------------
  New Mexico (State of) Hospital Equipment Loan
     Council (Dialysis Clinic, Inc. Project);
     Series 2000, VRD RB (LOC-SunTrust Bank)(a)(b)    2.24%     07/01/25       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  New Mexico (State of); Series 2007, TRAN            4.50%     06/30/08      10,000         10,018,470
=======================================================================================================
                                                                                             46,292,218
=======================================================================================================


NEW YORK-1.55%

  Broome (County of) Industrial Development Agency
     (Elizabeth Church Manor Nursing Home
     Project); Series 2003, Civic Facility VRD RB
     (LOC-Bank of New York Mellon)(a)(b)              2.25%     02/01/29       3,095          3,095,000
-------------------------------------------------------------------------------------------------------
  New York (City of); Series 2002, Subseries A-7,
     Unlimited Tax VRD GO(b)                          2.25%     11/01/24      31,925         31,925,000
-------------------------------------------------------------------------------------------------------
  New York (State of) Metropolitan Transportation
     Authority; Series 1998 CP-1, Subseries B,
     Commercial Paper BAN (LOC-Royal Bank of
     Scotland)(a)(f)                                  3.05%     06/11/08      20,000         20,000,000
-------------------------------------------------------------------------------------------------------
  Rensselaer (County of) Industrial Development
     Agency (RC Housing I, LLC Project); Series
     2008 A, Civic Facility VRD RB (LOC-RBS
     Citizens, N.A.)(a)(b)                            2.21%     06/01/38       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (New York (State
     of) Thruway Authority); Series
     12045,(b)(d)(e)                                  2.27%     01/01/32      12,000         12,000,000
-------------------------------------------------------------------------------------------------------
  Saratoga (County of) Industrial Development
     Agency (American Housing Foundation, Inc.
     Project); Series 2006 A, Refunding Civic
     Facility VRD RB (LOC-RBS Citizens,
     N.A.)(a)(b)                                      2.19%     12/01/36       4,045          4,045,000
=======================================================================================================
                                                                                             74,065,000
=======================================================================================================


NORTH CAROLINA-4.38%

  Concord (City of); Series 2002 B, Refunding
     Utilities System VRD RB (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.05%     12/01/22       2,140          2,140,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (North Carolina (State
     of) Capital Facilities Finance Agency (Duke
     University Project)); Series 2006-0139 A, VRD
     COP RB(b)(d)(e)                                  2.25%     10/01/41       3,400          3,400,000
-------------------------------------------------------------------------------------------------------
  New Hanover (County of) (New Hanover Regional
     Medical Center); Series 2005 B-1, Refunding
     Hospital VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.25%     10/01/26       5,450          5,450,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  North Carolina (State of) Capital Facilities
     Finance Agency (Barton College); Series 2004,
     Educational Facilities VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.28%     07/01/19     $ 4,870     $    4,870,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Durham Academy); Series 2001,
     Capital Facilities VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.11%     04/01/26      11,010         11,010,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Goodwill Industries of
     Central North Carolina, Inc.); Series 2004,
     VRD RB (LOC-Bank of America, N.A.)(a)(b)         2.12%     12/01/24         855            855,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Guilford College); Series
     2005 B, Capital Facilities VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.28%     09/01/35       6,800          6,800,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Methodist College, Inc.);
     Series 2005, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.11%     03/01/30       5,055          5,055,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (NCCU Real Estate Foundation,
     Inc. Project); Series 2003 A, Student Housing
     Facilities VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.11%     10/01/34       5,775          5,775,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (North Carolina Aquarium
     Society Project); Series 2004, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                2.10%     06/01/26       6,840          6,840,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Peace College of Raleigh,
     Inc.); Series 2004, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.13%     06/01/29       4,320          4,320,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (the UNCP University
     Foundation, LLC Project); Series 2001 A,
     Student Housing VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.13%     07/01/31       8,015          8,015,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Triangle Aquatic Center
     Project); Series 2006, VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.15%     08/01/28       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Trinity Episcopal School
     Project); Series 2003, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.15%     09/01/24       2,540          2,540,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Union Academy); Series 2007,
     Educational Facilities VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.07%     12/01/29       6,175          6,175,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Wake Forest University);
     Series 2004 A, Educational Facilities VRD
     RB(a)(b)                                         2.18%     01/01/20       4,190          4,190,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Eastern Municipal
     Power Agency;
     Series 2006 A, Refunding Power System VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 3.15%     01/01/24      42,270         42,270,000
-------------------------------------------------------------------------------------------------------
     Series 2007 A, Refunding Power System VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 3.15%     01/01/24      11,460         11,460,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Cardinal Gibbons High School
     Project); Series 1999, Education Facility VRD
     RB (LOC-Bank of America, N.A.)(a)(b)             2.12%     08/01/14       2,245          2,245,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Charlotte Latin Schools,
     Inc.); Series 1999, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.13%     01/01/25       2,710          2,710,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Gardner-Webb University);
     Series 1997, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)(e)                                   2.13%     07/01/17       2,250          2,250,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Guilford College); Series
     1997, VRD RB (INS-MBIA Insurance Corp.)(b)(c)    2.85%     05/01/24      11,740         11,740,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Carolina Village Project); Series
     2008 B, Retirement Facilities First Mortgage
     VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)        2.15%     10/01/14       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Deerfield Episcopal Retirement
     Community); Series 2004 C, Refunding Health
     Care Facilities 1st Mortgage VRD RB
     (LOC-Wells Fargo Bank N.A.)(a)(b)                2.28%     11/01/27       7,450          7,450,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Novant Health Obligated Group);
     Series 2004 A, Health Care Facilities VRD
     RB(b)                                            2.08%     11/01/34       1,850          1,850,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Person Memorial Hospital); Series
     2005, Health Care Facilities VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     01/01/35      14,005         14,005,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (The Presbyterian Home at
     Charlotte, Inc. Project); Series 2001, Health
     Care Facilities VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.11%     08/01/24       1,705          1,705,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Westcare Health System Obligated
     Group); Series 2002 A, Hospital VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     09/01/22       9,400          9,400,000
-------------------------------------------------------------------------------------------------------
  Piedmont Triad Airport Authority; Series 2008 A,
     Non-AMT Airport VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 2.10%     07/01/32       5,000          5,000,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  University of North Carolina at Chapel Hill
     Board of Governors; Series 2006 B, Commercial
     Paper Bonds                                      2.15%     06/04/08     $10,700     $   10,700,000
=======================================================================================================
                                                                                            209,520,000
=======================================================================================================


OHIO-2.16%

  ABN AMRO Munitops Ctfs. Trust (Olentangy Local
     School District); Series 2006-04, Multi-State
     Non-AMT Unlimited Tax VRD GO Ctfs.(b)(d)(e)      2.24%     06/01/14       2,865          2,865,000
-------------------------------------------------------------------------------------------------------
  American Municipal Power-Ohio Inc.; Series 2008
     A, Commercial Paper BAN (LOC-JPMorgan Chase
     Bank, N.A.)(a)                                   2.45%     04/04/08      23,251         23,251,000
-------------------------------------------------------------------------------------------------------
  Barberton (City of) School District; Series
     1998, School Improvement Unlimited Tax
     GO(g)(h)(i)                                      5.13%     11/01/08       2,000          2,053,462
-------------------------------------------------------------------------------------------------------
  Butler (County of) (CCAO Low Cost Capital Pooled
     Financing Program); Sr. Series 2005 A,
     Capital Funding VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.23%     06/01/35       6,395          6,395,000
-------------------------------------------------------------------------------------------------------
  Butler (County of) (Lifesphere Project); Series
     2002, Refunding & Healthcare Facilities
     Improvement VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.07%     05/01/27       4,970          4,970,000
-------------------------------------------------------------------------------------------------------
  Cleveland (City of) & Cuyahoga (County of) Port
     Authority (Carnegie/89th Garage & Service
     Center, LLC Project); Series 2007, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.20%     01/01/37       4,400          4,400,000
-------------------------------------------------------------------------------------------------------
  Cuyahoga (County of) (Cleveland Clinic Health
     System Obligated Group); Series 2003 B,
     Commercial Paper (LOC-Bank of America,
     N.A.)(a)                                         2.20%     05/02/08      11,000         11,000,000
-------------------------------------------------------------------------------------------------------
  Franklin (County of) Health Care Facilities (The
     Chelsea at First Community Village Project);
     Series 2005, Refunding & Improvement VRD RB
     (LOC-KBC Bank N.V.)(a)(b)(f)                     2.14%     03/01/36       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Hamilton (County of) (Cincinnati Childrens
     Hospital Medical Center Project); Series 2007
     M, Hospital Facilities VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.15%     05/15/37       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Hamilton (County of) (St. Xavier High School
     Project); Series 2003, Economic Development
     VRD RB (LOC-Fifth Third Bank)(a)(b)              2.21%     04/01/28       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Lake (County of) (Lake Hospital System, Inc.);
     Series 2002, Hospital Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     12/01/32      17,245         17,245,000
-------------------------------------------------------------------------------------------------------
  Marion (County of) (Pooled Lease Program);
     Series 1990, Hospital Improvement VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.18%     08/01/20       1,310          1,310,000
-------------------------------------------------------------------------------------------------------
  Ohio (State of) Economic Development (YMCA of
     Greater Cincinnati Project); Series 2001, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)         2.20%     11/01/21       2,085          2,085,000
-------------------------------------------------------------------------------------------------------
  Ohio State University (General Receipts);
     Series 2003, Sub. RB (INS-Financial Security
     Assurance Inc.)(c)                               5.00%     12/01/08       1,000          1,018,329
-------------------------------------------------------------------------------------------------------
     Series 2007 H, Commercial Paper Notes            1.25%     04/03/08       5,810          5,810,000
-------------------------------------------------------------------------------------------------------
  Salem (City of) (Salem Community Hospital
     Project); Series 2005, Refunding &
     Improvement Hospital Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.20%     09/01/35       3,750          3,750,000
-------------------------------------------------------------------------------------------------------
  Toledo (City of) & Lucas (County of) Port
     Authority (The Toledo Museum of Art Project);
     Series 1999, Multi-modal Cultural Facilities
     VRD RB (LOC-Fifth Third Bank)(a)(b)              2.26%     09/01/19       3,575          3,575,000
-------------------------------------------------------------------------------------------------------
  Toledo (City of); Series 2006, City Services
     Special Assessment Notes (LOC-State Street
     Bank & Trust Co.)(a)                             2.22%     12/01/08       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Warren (County of) (Otterbein Homes Project);
     Series 2007, Health Care Facilities
     Improvement VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.07%     07/01/31       1,315          1,315,000
=======================================================================================================
                                                                                            103,142,791
=======================================================================================================


OKLAHOMA-2.84%

  Oklahoma (County of) Finance Authority (Oxford
     Oaks, Watersedge & Gardens at Reding
     Apartments Projects); Series 2000, Refunding
     Multi-Family Housing VRD RB (CEP-Federal
     National Mortgage Association)(b)                2.14%     07/15/30      25,743         25,743,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (Capitol Dome Project); Series
     2001, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.31%     06/01/11       1,865          1,865,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (Inverness Village Project); Series
     2007 A, Refunding Continuing Care Retirement
     Community VRD RB (LOC-KBC Bank N.V.)(a)(b)(f)    2.08%     01/01/42      16,000         16,000,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Industries Authority
     (Obligated Group consisting of INTEGRIS
     Baptist Medical Center, Inc., INTEGRIS South
     Oklahoma City Hospital Corp. & INTEGRIS Rural
     Health, Inc.); Series 1999 B, Refunding VRD
     RB (INS-MBIA Insurance Corp.)(b)(c)              1.95%     08/15/29      31,065         31,065,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
OKLAHOMA-(CONTINUED)

  Oklahoma (State of) Turnpike Authority;
     Series 2006 D, Refunding Turnpike System
     Second Sr. VRD RB(b)                             2.00%     01/01/28     $14,000     $   14,000,000
-------------------------------------------------------------------------------------------------------
     Series 2006 F, Refunding Turnpike System
     Second Sr. VRD RB(b)                             2.00%     01/01/28      16,950         16,950,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Water Resources Board;
     Series 1994 A, State Loan Program VRD RB(b)      1.75%     09/01/23      14,455         14,455,000
-------------------------------------------------------------------------------------------------------
     Series 1995, State Loan Program VRD RB(b)        1.80%     09/01/24       4,680          4,680,000
-------------------------------------------------------------------------------------------------------
     Series 1997, State Loan Program VRD RB(b)        1.80%     09/01/26       4,135          4,135,000
-------------------------------------------------------------------------------------------------------
     Series 2003A, State Loan Program VRD RB(b)       3.54%     10/01/36       6,890          6,890,000
=======================================================================================================
                                                                                            135,783,000
=======================================================================================================


PENNSYLVANIA-6.99%

  Allegheny (County of) Hospital Development
     Authority (UPMC Senior Communities, Inc.);
     Series 2003, VRD RB (CEP-Federal National
     Mortgage Association)(b)                         2.21%     07/15/28       1,700          1,700,000
-------------------------------------------------------------------------------------------------------
  Beaver (County of) Industrial Development
     Authority (FirstEnergy Generation Corp.
     Project); Series 2006 A, Refunding Non-AMT
     VRD PCR (LOC-Barclays Bank PLC)(a)(b)(f)         1.25%     04/01/41      11,200         11,200,000
-------------------------------------------------------------------------------------------------------
  Berks (County of) Industrial Development
     Authority (CHF-Kutztown, LLC Project
     Servicing Kutztown University of
     Pennsylvania); Series 2007 A, Student Housing
     VRD RB (LOC-Citibank N.A.)(a)(b)                 2.24%     07/01/37      10,075         10,075,000
-------------------------------------------------------------------------------------------------------
  Bethlehem (City of) Area School District; Series
     2007, Unlimited Tax VRD GO (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.25%     01/01/32      19,000         19,000,000
-------------------------------------------------------------------------------------------------------
  Bucks (County of) Industrial Development
     Authority (Law School Admission Council, Inc.
     Project); Series 2003, Economic Development
     VRD RB (LOC-Allied Irish Banks PLC)(a)(b)(f)     2.10%     05/01/33       2,050          2,050,000
-------------------------------------------------------------------------------------------------------
  Butler (County of) General Authority (Hampton
     Township School District Project); Series
     2007, VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.11%     09/01/27       4,300          4,300,000
-------------------------------------------------------------------------------------------------------
  Butler (County of) General Authority (Mars Area
     School District Project); Series 2006,
     Refunding VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.15%     09/01/19       4,925          4,925,000
-------------------------------------------------------------------------------------------------------
  Chartiers Valley (Community of) Industrial &
     Commercial Development Authority (Asbury
     Villas); Series 2000 B, VRD IDR (LOC-Fifth
     Third Bank)(a)(b)                                2.25%     12/01/30       8,950          8,950,000
-------------------------------------------------------------------------------------------------------
  Chester (County of) Health & Education
     Facilities Authority (Jenners Pond Project);
     Series 2006, VRD RB (LOC-RBS Citizens
     N.A.)(a)(b)                                      2.10%     07/01/34       1,300          1,300,000
-------------------------------------------------------------------------------------------------------
  Chester (County of) Industrial Development
     Authority (Archdiocese of Philadelphia);
     Series 2001, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.70%     07/01/31       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Dauphin (County of) General Authority (School
     District Pooled Financing Program);
     Series 1986 Subseries W, VRD RB
     (INS-Financial Security Assurance Inc.)(b)(c)    2.24%     06/01/26       3,060          3,060,000
-------------------------------------------------------------------------------------------------------
     Series 1986, Subseries V, VRD RB
     (INS-Financial Security Assurance Inc.)(b)(c)    2.24%     06/01/26       9,000          9,000,000
-------------------------------------------------------------------------------------------------------
  Delaware (County of) Authority (Dunwoody
     Village); Series 2006, VRD RB (LOC-RBS
     Citizens, N.A.)(a)(b)                            2.13%     04/01/30       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Delaware (County of) Authority (White Horse
     Village Project); Series 2006 A, VRD RB
     (LOC-RBS Citizens, N.A.)(a)(b)                   1.20%     07/01/30       1,065          1,065,000
-------------------------------------------------------------------------------------------------------
  Delaware (County of) Industrial Development
     Authority (The Agnes Irwin School Project);
     Series 2003, Educational Facilities VRD RB
     (LOC-RBS Citizens, N.A.)(a)(b)                   2.10%     10/01/33       1,335          1,335,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Pennsylvania (State of)
     Public School Building Authority); Series
     2006-0161 A, VRD COP RB(b)(d)(e)                 2.30%     06/01/33      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  Emmaus (City of) General Authority; Series 2000
     A, Pennsylvania Loan Program VRD RB
     (INS-Financial Security Assurance Inc.)(b)(c)    2.24%     03/01/30       3,660          3,660,000
-------------------------------------------------------------------------------------------------------
  Erie (City of) City Water Authority; Series 2006
     A, VRD RB (INS-Financial Security Assurance
     Inc.)(b)(c)                                      2.20%     12/01/36       1,800          1,800,000
-------------------------------------------------------------------------------------------------------
  Harrisburg (City of) Authority (The School
     District of the City of Harrisburg Project);
     Series 2006, School VRD RB (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.23%     12/01/31      16,100         16,100,000
-------------------------------------------------------------------------------------------------------
  Harrisburg (City of) Authority; Series 2002 B,
     Refunding Water VRD RB (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.26%     07/15/17       3,335          3,335,000
-------------------------------------------------------------------------------------------------------
  Lancaster (County of) Convention Center
     Authority; Series 2007, Hotel Room Rental Tax
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.11%     03/01/47       3,680          3,680,000
-------------------------------------------------------------------------------------------------------
  Luzerne (County of); Series 2004, Unlimited Tax
     VRD GO (LOC-PNC Bank, N.A.)(a)(b)                2.14%     11/01/14       1,885          1,885,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

  Luzerne (County of) Convention Center Authority;
     Series 1998 A, Hotel Room Rental Tax VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.13%     09/01/28     $ 2,015     $    2,015,000
-------------------------------------------------------------------------------------------------------
  Luzerne (County of) Industrial Development
     Authority (Methodist Homes for the Aging of
     the Wyoming Conference Project); Series 2003,
     VRD IDR (LOC-Bank of New York Mellon)(a)(b)      2.30%     02/01/29       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Higher Education & Health
     Authority (Liberty Lutheran Services
     Project); Series 2004, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             2.13%     05/01/34       3,040          3,040,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Industrial Development
     Authority (Gloria Dei Project); Series 2006,
     VRD IDR (LOC-RBS Citizens, N.A.)(a)(b)           2.11%     01/01/23       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Industrial Development
     Authority (Philadelphia Presbytery Homes,
     Inc. Project); Series 2005 A, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.10%     07/01/35       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Nazareth (City of) Area School District; Series
     2007, Limited Tax VRD GO (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.24%     02/01/31       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Parkland (City of) School District; Series 2005,
     Unlimited Tax VRD GO (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.24%     06/01/22       9,245          9,245,000
-------------------------------------------------------------------------------------------------------
  Pennsbury (City of) School District; Series
     2005, Unlimited Tax VRD GO (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.23%     08/15/14       2,450          2,450,000
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program);
     Series 2001 H9-Susquehanna University, VRD RB
     (LOC-Allied Irish Banks PLC)(a)(b)(f)            2.14%     05/01/31       1,650          1,650,000
-------------------------------------------------------------------------------------------------------
     Series 2001 I4-Messiah College, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.14%     11/01/31       1,575          1,575,000
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Council of Independent
     Colleges & Universities Financing Program);
     Series 1997 A7-St. Joseph's University, VRD
     RB (LOC-Allied Irish Banks PLC)(a)(b)(f)         2.13%     04/01/27       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Washington & Jefferson
     Development Corp.); Series 2005 A, Student
     Housing VRD RB (LOC-UniCredito Italiano
     S.p.A.)(a)(b)                                    2.23%     11/01/36       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Turnpike Commission;
     Series 2006 B, Turnpike Multi-modal VRD RB(b)    3.40%     12/01/22       9,240          9,240,000
-------------------------------------------------------------------------------------------------------
  Philadelphia (City of) Hospital & Higher
     Education Facilities Authority (Wills Eye
     Hospital Project); Series 2000, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(e)         2.15%     11/01/30       3,095          3,095,000
-------------------------------------------------------------------------------------------------------
  Philadelphia (City of) Industrial Development
     Authority (Pennsylvania School for the Deaf);
     Series 2002, VRD IDR (LOC-RBS Citizens
     N.A.)(a)(b)                                      2.26%     11/01/32       2,665          2,665,000
-------------------------------------------------------------------------------------------------------
  Scranton (City of) & Lackawanna (County of)
     Health & Welfare Authority (The Community
     Medical Center Project); Series 2002,
     Hospital VRD RB (LOC-PNC Bank, N.A.)(a)(b)       2.14%     07/01/32       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Shippensburg (Borough of) Authority (Bethlehem
     Area School District Project); Series 2007,
     VRD RB (INS-Financial Security Assurance
     Inc.)(b)(c)                                      2.25%     07/01/31      20,400         20,400,000
-------------------------------------------------------------------------------------------------------
  Somerset (County of) Hospital Authority
     (Somerset Community Hospital Project); Series
     2007 A, Hospital VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      2.14%     03/01/17       5,890          5,890,000
-------------------------------------------------------------------------------------------------------
  Southcentral (Region of) General Authority
     (Wellspan Health Obligated Group);
     Series 2005 A, Refunding VRD RB(b)               3.50%     06/07/23      33,225         33,225,000
-------------------------------------------------------------------------------------------------------
     Series 2005 B, Refunding VRD RB(b)               3.50%     05/15/31      61,000         61,000,000
-------------------------------------------------------------------------------------------------------
  Upper St. Clair (Township of); Series 2008,
     Unlimited Tax VRD GO (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.25%     06/01/38       6,460          6,460,000
-------------------------------------------------------------------------------------------------------
  Washington (County of) Hospital Authority (The
     Washington Hospital Project); Series 2007 A,
     Hospital VRD RB (LOC-Wachovia Bank
     N.A.)(a)(b)                                      3.80%     07/01/37       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Westmoreland (County of) Industrial Development
     Authority; Series 2005 C, Health System VRD
     RB (LOC-Wachovia Bank, N.A.)(a)(b)               2.11%     07/01/27       5,235          5,235,000
-------------------------------------------------------------------------------------------------------
  Wilkes-Barre (City of); Series 2004 B, Unlimited
     Tax VRD GO (LOC-PNC Bank, N.A.)(a)(b)            2.14%     09/15/14       2,870          2,870,000
-------------------------------------------------------------------------------------------------------
  York (City of) General Authority (Harrisburg
     Parking Authority Project); Series 1996 C,
     Pooled Financing VRD RB (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.13%     09/01/26       5,330          5,330,000
-------------------------------------------------------------------------------------------------------
  York (County of) Industrial Development
     Authority (Philadelphia Electric Company
     Project); Series 1993 A, Refunding PCR
     (LOC-BNP Paribas)(a)(f)                          2.35%     04/04/08       2,000          2,000,000
=======================================================================================================
                                                                                            334,205,000
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
RHODE ISLAND-0.35%

  Rhode Island (State of) Health & Educational
     Building Corp. (Care New England Issue);
     Series 2008 B, Hospital Financing VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.10%     09/01/37     $ 4,200     $    4,200,000
-------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (Home & Hospice Care of Rhode
     Island Issue); Series 2008, Health Facilities
     VRD RB (LOC-RBS Citizens, N.A.)(a)(b)            2.10%     02/01/38       6,000          6,000,000
-------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (South County Hospital
     Healthcare System Issue); Series 2003 B,
     Refunding Hospital Financing VRD RB (LOC-RBS
     Citizens, N.A.)(a)(b)                            2.05%     09/15/33       6,700          6,700,000
=======================================================================================================
                                                                                             16,900,000
=======================================================================================================


SOUTH CAROLINA-2.64%

  Piedmont Municipal Power Agency;
     Series 1997 B, Refunding Electric VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 2.85%     01/01/19      33,350         33,350,000
-------------------------------------------------------------------------------------------------------
     Series 1997 C, Refunding Electric VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 6.00%     01/01/19      15,000         15,000,000
-------------------------------------------------------------------------------------------------------
     Series 2004 B-5, Refunding Electric VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 6.00%     01/01/31      37,605         37,605,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (South Carolina
     (State of) Public Service Authority);
     Series 10090, VRD RB(b)(d)(e)                    2.29%     01/01/22       8,925          8,925,000
-------------------------------------------------------------------------------------------------------
     Series 12304, VRD RB(b)(d)(e)                    2.33%     01/01/39       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Non-Profit Institutions
     of Higher Learning (Morris College Project);
     Series 1997, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(e)                                   2.15%     07/01/17       1,450          1,450,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Non-Profit Institutions
     of Higher Learning (Newberry College
     Project); Series 2005, Educational Facilities
     VRD RB (LOC-Branch Banking & Trust Co.)(a)(b)    2.28%     09/01/35       1,490          1,490,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Housing Finance and
     Development Authority (Runaway Bay Apartments
     Project); Series 2005, Refunding Multi-Family
     Rental Housing VRD RB (CEP-Federal National
     Mortgage Association)(b)                         2.23%     11/15/35       5,565          5,565,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Carolina Children's
     Home Project); Series 2003, Economic
     Development VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 2.28%     03/01/23       1,300          1,300,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Medical University
     Facilities Corp. Project); Series 2003,
     Economic Development VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.13%     01/01/13       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Presbyterian Home of
     South Carolina Project); Series 2003 A,
     Economic Development VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.15%     04/01/20       4,170          4,170,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (WUREF Development, LLC
     Project); Series 2002 A, Economic Development
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.13%     07/01/33       9,255          9,255,000
=======================================================================================================
                                                                                            126,010,000
=======================================================================================================


TENNESSEE-3.65%

  Chattanooga (City of) Health, Educational &
     Housing Facility Board (Windridge
     Apartments); Series 2003 A, Refunding Multi-
     Family Housing VRD RB (CEP-Federal National
     Mortgage Association)(b)                         2.25%     05/15/33       2,875          2,875,000
-------------------------------------------------------------------------------------------------------
  Cookeville (City of) Regional Medical Center
     Authority; Series 2006, VRD RB (LOC-Regions
     Bank)(a)(b)(e)                                   2.21%     03/01/36      32,790         32,790,000
-------------------------------------------------------------------------------------------------------
  Jackson (City of) Health, Educational & Housing
     Facility Board (Post House Jackson
     Apartments); Series 2002, Refunding Multi-
     Family Housing VRD RB (CEP-Federal National
     Mortgage Association)(b)                         2.25%     10/15/32       3,420          3,420,000
-------------------------------------------------------------------------------------------------------
  Knox (County of) Industrial Development Board
     (Cherokee Health Systems Project); Series
     2006, VRD IDR (LOC-Regions Bank)(a)(b)           2.21%     06/01/26       6,110          6,110,000
-------------------------------------------------------------------------------------------------------
  McMinn (County of) Industrial Development Board
     (Tennessee Wesleyan College Project); Series
     2006, VRD RB (LOC-Regions Bank)(a)(b)            2.23%     11/01/36       4,750          4,750,000
-------------------------------------------------------------------------------------------------------
  Memphis (City of);
     Series 2000, General Improvement Unlimited
     Tax GO(g)(h)(i)                                  5.00%     04/01/08       1,400          1,414,000
-------------------------------------------------------------------------------------------------------
     Series 2000, General Improvement Unlimited
     Tax GO(g)(h)(i)                                  5.25%     04/01/08       1,500          1,515,000
-------------------------------------------------------------------------------------------------------
  Morristown (City of) Health, Educational and
     Housing Facilities Board (All Saints
     Episcopal School, Inc. Project); Series 2001,
     VRD RB (LOC-SunTrust Bank)(a)(b)                 2.14%     08/01/16       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Health & Educational
     Facilities Board (Belmont University
     Project); Series 2005, Educational Facilities
     VRD RB (LOC-SunTrust Bank)(a)(b)                 2.08%     12/01/25      11,975         11,975,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Summit Apartments
     Project); Series 2006, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.21%     07/15/36     $ 4,200     $    4,200,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Chattanooga (City
     of) Industrial Development Board); Series
     12021, Lease Rental VRD RB(b)(d)(e)              2.40%     10/01/27      17,025         17,025,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Memphis College of Art
     Project); Series 2003, VRD RB (LOC-Regions
     Bank)(a)(b)                                      2.24%     08/01/23       3,585          3,585,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Southern College of Optometry
     Project); Series 2001, VRD RB (LOC-Allied
     Irish Banks PLC)(a)(b)(f)                        2.21%     06/01/26       4,900          4,900,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (St. Georges Independent
     School Project); Series 2007, VRD RB
     (LOC-Regions Bank)(a)(b)                         2.21%     08/01/34      23,620         23,620,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Trezevant Manor Project);
     Series 2007 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.21%     09/01/39       7,225          7,225,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Wynridge II Apartments
     Project); Series 2005, Refunding Multi-Family
     Housing VRD RB (CEP-Federal Home Loan
     Mortgage Corp.)(b)                               2.15%     12/01/30       6,890          6,890,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of); Series 2008 A, Refunding
     Unlimited Tax VRD GO(b)                          2.15%     03/01/22      17,355         17,355,000
-------------------------------------------------------------------------------------------------------
  Tennessee (State of) Local Development Authority
     (State Loan Programs); Series 2007 A, BAN        5.00%     06/30/08      22,000         22,068,257
-------------------------------------------------------------------------------------------------------
  Williamson (County of) Industrial Development
     Board (Currey Ingram Academy Project); Series
     2003, Educational Facilities VRD RB
     (LOC-SunTrust Bank)(a)(b)                        3.50%     04/01/23       1,100          1,100,000
=======================================================================================================
                                                                                            174,317,257
=======================================================================================================


TEXAS-10.61%

  ABN AMRO Munitops Ctfs. Trust (Alamo Community
     College District); Series 2006-85, Non-AMT
     Limited Tax VRD GO(b)(d)(e)                      2.26%     08/15/14       9,565          9,565,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Duncanville (City
     of) Independent School District); Series
     2006-22, Asset 14 Non-AMT Unlimited Tax VRD
     GO(b)(d)(e)                                      2.23%     02/15/14      11,000         11,000,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Eagle Mountain-
     Saginaw Independent School District); Series
     2007-11, Single Non-AMT School Building
     Unlimited Tax VRD GO(b)(d)(e)                    2.23%     08/15/13       7,995          7,995,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Edinburg (City
     of) Consolidated Independent School
     District); Series 2005-47, Single Non-AMT
     Unlimited Tax VRD GO(b)(d)(e)                    2.23%     02/15/13      10,945         10,945,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Harris (County
     of)); Series 2006-64, Sr. Lien Toll Road Non-
     AMT VRD RB(b)(d)(e)                              3.01%     08/15/30       9,750          9,750,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Leander (City of)
     Independent School District); Series 2002-16,
     Multi-State Non-AMT Unlimited Tax VRD
     GO(b)(d)(e)                                      2.23%     08/15/10       5,395          5,395,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops II Ctfs. Trust (Houston (City
     of) Independent School District); Series
     2007-32, Unlimited Tax VRD GO (CEP-Texas
     Permanent School Fund)(b)(d)(e)                  2.23%     02/15/22       9,785          9,785,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops II Ctfs. Trust (Marble Falls
     (City of) Independent School District);
     Series 2007-31, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School
     Fund)(b)(d)(e)                                   2.23%     08/15/14      10,215         10,215,000
-------------------------------------------------------------------------------------------------------
  Alamo Heights (City of) Higher Education
     Facilities Corp. (University of the Incarnate
     Word Project); Series 1999 A, Refunding
     Higher Education VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                2.10%     04/01/19       4,100          4,100,000
-------------------------------------------------------------------------------------------------------
  Aldine (City of) Independent School District;
     Series 2003, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(b)      3.75%     06/15/28       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Arlington (City of);
     Series 2005 A, Commercial Paper Notes GO         0.90%     07/10/08      11,500         11,500,000
-------------------------------------------------------------------------------------------------------
     Series 2005 A, Commercial Paper Notes GO         2.30%     07/10/08       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  Austin (County of) Industrial Development Corp.
     (Justin Industries Inc. Project); Series
     1984, VRD IDR (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.10%     12/01/14       1,250          1,250,000
-------------------------------------------------------------------------------------------------------
  Bell (County of) Health Facilities Development
     Corp. (Buckner Retirement Services, Inc.
     Obligated Group Project); Series 1998,
     Retirement Facility VRD RB(g)(h)(i)              5.00%     11/15/08       1,500          1,538,633
-------------------------------------------------------------------------------------------------------
  Brazoria (County of) Health Facilities
     Development Corp. (Brazosport Memorial
     Hospital); Series 1999, Hospital VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     07/01/13       7,100          7,100,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Eagle Tax-Exempt Trust (Harris (County of) Toll
     Road); Series 2002-6012 A, VRD COP(b)(d)(e)      2.30%     08/15/30     $ 1,580     $    1,580,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Houston (City of) Water
     & Sewer); Series 2002-6019 A, VRD
     COP(b)(d)(e)                                     2.30%     12/01/30       8,910          8,910,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Odessa (City of) & Ector
     (County of) Waterworks & Sewer System);
     Series 2001-4307 A, Refunding VRD COP
     RB(b)(d)(e)                                      2.30%     11/01/31       2,845          2,845,000
-------------------------------------------------------------------------------------------------------
  El Paso (City of) Independent School District;
     Series 2004 B, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(b)      2.15%     08/01/29       2,460          2,460,000
-------------------------------------------------------------------------------------------------------
  Garland (City of) Industrial Development
     Authority, Inc. (Carroll Co. Project); Series
     1984, VRD IDR (LOC-Wells Fargo Bank,
     N.A.)(a)(b)(e)                                   2.25%     12/01/14       2,800          2,800,000
-------------------------------------------------------------------------------------------------------
  Grand Prairie (City of) Housing Finance Corp.
     (Lincoln Property Co. No. 2188 Limited
     Partnership Project); Series 1993, Refunding
     Multi-Family Housing VRD RB (CEP-General
     Electric Corp.)(b)                               2.10%     06/01/10       3,100          3,100,000
-------------------------------------------------------------------------------------------------------
  Gulf Coast Waste Disposal Authority (Armco Inc.
     Project); Series 1998, Refunding RB (LOC-PNC
     Bank, N.A.)(a)(e)                                2.14%     12/01/08       7,640          7,640,000
-------------------------------------------------------------------------------------------------------
  Harris (County of); Series 2005 E, Sr. Lien Toll
     Road Commercial Paper RN                         2.25%     05/16/08       3,870          3,870,000
-------------------------------------------------------------------------------------------------------
  Harrison (County of) Health Facilities
     Development Corp. (Marshall Regional Medical
     Center Project); Series 2006, Hospital VRD RB
     (LOC-Regions Bank)(a)(b)                         2.21%     04/01/26       3,900          3,900,000
-------------------------------------------------------------------------------------------------------
  Hockley (County of) Industrial Development Corp.
     (AMOCO Project);
     Series 1983, VRD PCR(b)(f)                       1.75%     03/01/14      30,000         30,000,000
-------------------------------------------------------------------------------------------------------
     Series 1985, VRD PCR(b)(f)                       3.40%     11/01/19      10,640         10,640,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Alamo Heights (City of)
     Independent School District); Series 2005-
     980, Unlimited Tax VRD GO(b)(d)(e)               2.29%     02/01/12       1,715          1,715,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Bexar (County of)); Series
     2004-530, Limited Tax VRD GO(b)(d)(e)            2.29%     06/15/12       4,565          4,565,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Brownsville (City Of)); Series
     2005-1038, Unlimited Tax VRD GO(b)(d)(e)         3.50%     02/15/13       6,645          6,645,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Nueces River Authority);
     Series 2006-1412, VRD RB(b)(d)(e)                2.29%     07/15/13       1,945          1,945,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (San Antonio (City of) Electric
     & Gas Systems); Series 2007-2503, Refunding
     VRD RB(b)(d)(e)                                  2.29%     02/01/15       3,700          3,700,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Texas (State of)
     Transportation Commission); Series 2008-2481,
     Unlimited Tax Mobility Fund VRD GO(b)(d)(e)      2.29%     04/01/15       2,200          2,200,000
-------------------------------------------------------------------------------------------------------
  Mesquite (City of) Independent School District;
     Series 2003 A, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(b)      2.15%     08/01/29       1,405          1,405,000
-------------------------------------------------------------------------------------------------------
  Morgan Stanley & Co. Inc. Trust Floater Ctfs.
     (North East Independent School District);
     Series 2006-1668, Refunding Unlimited Tax VRD
     GO(b)(d)(e)                                      2.25%     02/01/27      14,795         14,795,000
-------------------------------------------------------------------------------------------------------
  Morgan Stanley & Co. Inc. Trust Floater Ctfs.
     (Texas (State of) Transportation Commission
     State Highway Fund); Series 2006-2033 A,
     First Tier VRD RB(b)(d)(e)                       2.16%     04/01/16      17,562         17,561,500
-------------------------------------------------------------------------------------------------------
  North Central (Region of) Health Facilities
     Development Corp. (Methodist Hospitals of
     Dallas); Series 1985 B, Hospital VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 3.25%     10/01/15       7,070          7,070,000
-------------------------------------------------------------------------------------------------------
  Northside Independent School District; Series
     2006 A, Refunding Unlimited Tax VRD GO
     (CEP-Texas Permanent School Fund)(b)             3.75%     08/01/33       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Northwest Independent School District; Series
     2006, School Building Unlimited Tax VRD GO
     (CEP-Texas Permanent School Fund)(b)             2.15%     02/15/31       7,145          7,145,000
-------------------------------------------------------------------------------------------------------
  Red River Educational Finance Corp. (The Parish
     Day School of the Episcopal Church of the
     Transfiguration Project); Series 2001 A,
     Educational VRD RB (LOC-Allied Irish
     Bank)(a)(b)(f)                                   2.25%     12/01/31       2,470          2,470,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Dallas (City of)
     Waterworks & Sewer System); Series 12044,
     Refunding & Improvement VRD RB(b)(d)(e)          2.28%     10/01/35      22,290         22,290,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Houston (City of)
     Airport System); Series 12022, Sub.-Lien VRD
     RB(b)(d)(e)                                      2.30%     07/01/28      13,520         13,520,000
-------------------------------------------------------------------------------------------------------
  San Antonio (City of) Independent School
     District; Series 1997, School Building
     Unlimited Tax GO(g)(h)(i)                        5.00%     08/15/08       1,000          1,008,795
-------------------------------------------------------------------------------------------------------
  San Antonio (City of) Water System; Series 2005
     A, Commercial Paper Notes                        1.95%     05/21/08      15,850         15,850,000
-------------------------------------------------------------------------------------------------------
  San Antonio (City of); Series 2006, Limited Tax
     GO                                               4.00%     02/01/09         965            979,644
-------------------------------------------------------------------------------------------------------
  San Gabriel (City of) Health Facilities
     Development Corp. (YMCA of Greater Williamson
     County Project); Series 2005, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     04/01/26       3,815          3,815,000
-------------------------------------------------------------------------------------------------------
  Tarrant (County of) Health Facilities
     Development Corp. (Adventist Health
     System/Sunbelt Obligated Group); Series 1998,
     Hospital RB(g)(h)(i)                             5.38%     11/15/08       7,805          8,041,746
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Tarrant (County of) Housing Finance Corp.
     (Sierra Springs Apartments Project); Series
     1999, Refunding Multi-Family Housing VRD RB
     (CEP-Federal National Mortgage
     Association)(b)                                  2.09%     02/15/27     $ 4,050     $    4,050,000
-------------------------------------------------------------------------------------------------------
  Texas (State of) Department of Housing and
     Community Affairs (NHP Foundation-Asmara
     Affordable Housing Inc. Project); Series
     2003, Refunding Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        3.65%     07/01/33       6,260          6,260,000
-------------------------------------------------------------------------------------------------------
  Texas (State of) Public Finance Authority;
     Series 2002 A, Commercial Paper Notes            1.15%     04/08/08       6,500          6,500,000
-------------------------------------------------------------------------------------------------------
  Texas (State of) Turnpike Authority (Central
     Texas Turnpike System); Series 2002, Second
     Tier BAN                                         5.00%     06/01/08      13,250         13,287,014
-------------------------------------------------------------------------------------------------------
  Texas (State of); Series 2007, Limited Tax TRAN     4.50%     08/28/08       5,000          5,025,515
-------------------------------------------------------------------------------------------------------
  Texas A&M University System Board of Regents
     (Revenue Financing System); Series 2004 B,
     Commercial Paper RN                              1.05%     04/07/08       1,675          1,675,000
-------------------------------------------------------------------------------------------------------
  Travis (County of) Housing Finance Corp. (The
     College Houses Project); Series 2006, Student
     Housing VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.05%     12/01/36       5,425          5,425,000
-------------------------------------------------------------------------------------------------------
  Tyler (City of) Independent School District;
     Series 2006 A, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(b)      2.15%     02/15/25      12,300         12,300,000
-------------------------------------------------------------------------------------------------------
  University of Texas Board of Regents (Permanent
     University Fund); Series 2006 A, Refunding RB    5.00%     07/01/08      10,680         10,727,478
-------------------------------------------------------------------------------------------------------
  University of Texas Board of Regents (Revenue
     Financing System);
     Series 2007 A, Commercial Paper Notes            3.20%     04/15/08       9,044          9,044,000
-------------------------------------------------------------------------------------------------------
     Series 2007 A, Commercial Paper Notes            2.80%     06/06/08      24,672         24,672,000
-------------------------------------------------------------------------------------------------------
     Series 2008 B, VRD RB(b)                         2.10%     08/01/16       9,500          9,500,000
-------------------------------------------------------------------------------------------------------
     Series 2008 B, VRD RB(b)                         2.07%     08/01/32      20,660         20,660,000
-------------------------------------------------------------------------------------------------------
     Series 2008 B, VRD RB(b)                         2.10%     08/01/39      11,400         11,400,000
-------------------------------------------------------------------------------------------------------
  Upper Trinity Regional Water District (Regional
     Treated Water Supply System); Series 2008 A,
     Commercial Paper RN (LOC-Bank of America,
     N.A.)(a)                                         1.70%     04/09/08       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Harris (County of) Toll Road);
     Series 2003-B16, Refunding Sr. Lien VRD
     RB(b)(d)(e)                                      2.30%     08/15/25      16,000         16,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Texas Board of
     Regents);
     Series 2003-B14, VRD RB(b)(d)(e)                 2.25%     08/15/22       7,955          7,955,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C82, Refunding VRD RB (Acquired
     09/05/07; Cost $10,705,000)(b)(d)(e)(j)          2.30%     07/01/21      10,705         10,705,000
=======================================================================================================
                                                                                            507,291,325
=======================================================================================================


UTAH-0.50%

  Duchesne School District Municipal Building
     Authority; Series 2005, Lease VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      2.26%     06/01/21         900            900,000
-------------------------------------------------------------------------------------------------------
  Murray (City of) (IHC Health Services, Inc.);
     Series 2003 B, Hospital VRD RB(b)                2.07%     05/15/36       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
     Series 2005 C, Hospital VRD RB(b)                2.15%     05/15/37       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Sanpete (County of) School Facility (Wasatch
     Academy); Series 2003, Multi-Mode VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      2.26%     08/01/28         800            800,000
-------------------------------------------------------------------------------------------------------
  University of Utah Board of Regents; Series
     1998, Hospital RB(g)(h)(i)                       5.25%     08/01/08       2,570          2,607,948
-------------------------------------------------------------------------------------------------------
  Utah (State of) Water Finance Agency (Timpanogos
     Loan Financing Program); Series 1998 B,
     RB(g)(h)(i)                                      5.00%     06/01/08       1,500          1,507,461
-------------------------------------------------------------------------------------------------------
  Utah (State of); Series 1998 A, Unlimited Tax
     GO(g)(h)(i)                                      5.00%     07/01/08       7,325          7,380,548
=======================================================================================================
                                                                                             23,695,957
=======================================================================================================


VERMONT-0.29%

  Vermont (State of) Economic Development
     Authority (Wake Robin Corp. Project); Series
     1999 B, Mortgage RB(g)(h)(i)                     6.75%     03/01/09       5,720          6,039,252
-------------------------------------------------------------------------------------------------------
  Vermont (State of) Educational & Health
     Buildings Financing Agency (North Country
     Hospital Project); Series 2007 A, VRD RB
     (LOC-Toronto-Dominion Bank)(a)(b)(f)             1.20%     10/01/34       1,250          1,250,000
-------------------------------------------------------------------------------------------------------
  Vermont (State of) Educational & Health
     Buildings Financing Agency (Rutland Regional
     Medical Center Project); Series 2001 A,
     Hospital VRD RB (LOC-Toronto-Dominion
     Bank)(a)(b)(f)                                   1.20%     04/01/15       3,555          3,555,000
-------------------------------------------------------------------------------------------------------
  Vermont (State of) Industrial Development
     Authority (Central Vermont Public Service
     Corp.-East Barnet Project); Series 1984,
     Hydroelectric VRD IDR (LOC-RBS Citizens
     N.A.)(a)(b)                                      2.00%     12/01/13       3,200          3,200,000
=======================================================================================================
                                                                                             14,044,252
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
VIRGINIA-0.76%

  Chesapeake Bay Bridge & Tunnel District; Series
     2008 A, Refunding General Resolution VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     05/28/21     $ 6,250     $    6,250,000
-------------------------------------------------------------------------------------------------------
  Fairfax (County of) Economic Development
     Authority (Government Center Properties);
     Series 2003, Refunding Lease RB                  5.00%     05/15/08       4,495          4,501,720
-------------------------------------------------------------------------------------------------------
  Fairfax (County of) Industrial Development
     Authority (Fairfax Hospital System, Inc.);
     Series 1988 C, Obligation VRD RB(b)              2.10%     10/01/25       2,970          2,970,000
-------------------------------------------------------------------------------------------------------
  Fairfax (County of) Industrial Development
     Authority (Inova Health System Project);
     Series 2005 C-1, Health Care VRD RB(b)           2.10%     05/15/26       4,355          4,355,000
-------------------------------------------------------------------------------------------------------
  Lexington (City of) Industrial Development
     Authority (V.M.I. Development Board, Inc.
     Project); Series 2006, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           1.20%     12/01/36       9,075          9,075,000
-------------------------------------------------------------------------------------------------------
  Newport News (City of) Industrial Development
     Authority (Christopher Newport University
     Foundations Projects); Series 2006,
     Educational Facilities VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.13%     08/01/36       3,375          3,375,000
-------------------------------------------------------------------------------------------------------
  Roanoke (City of) Industrial Development
     Authority (Carilion Health System Obligated
     Group); Series 2005, Hospital VRD RB
     (INS-Financial Security Assurance Inc.)(b)(c)    1.20%     07/01/27       1,615          1,615,000
-------------------------------------------------------------------------------------------------------
  Spotsylvania (County of) Economic Development
     Authority (Civil War Preservation Trust
     Project); Series 2007, VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      2.09%     04/01/27       4,000          4,000,000
=======================================================================================================
                                                                                             36,141,720
=======================================================================================================


WASHINGTON-2.34%

  ABN AMRO Munitops Ctfs. Trust (Seattle (City of)
     Municipal Light & Power); Series 2002-12,
     Multi-State Non-AMT VRD Ctfs.(b)(d)(e)           2.24%     03/01/09       9,755          9,755,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Seattle (City
     of)); Series 2003-7, Multi-State Non-AMT
     Limited Tax VRD GO Ctfs.(b)(d)(e)                2.26%     07/01/10      10,685         10,685,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Skagit (County
     of) Public Hospital District No. 1); Series
     2004-37, Multi-State Non-AMT Unlimited VRD GO
     Ctfs.(b)(d)(e)                                   3.01%     12/01/12       8,235          8,235,000
-------------------------------------------------------------------------------------------------------
  Bremerton (City of) (Kitsap Regional Conference
     Center Parking Garage); Series 2003, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                2.12%     12/01/28       5,105          5,105,000
-------------------------------------------------------------------------------------------------------
  Energy Northwest (Project No. 3); Series 2003 D-
     3-2, Refunding Electric VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           4.50%     07/01/18      10,400         10,400,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Washington (State of));
     Series 2004-593, Unlimited Tax VRD
     GO(b)(d)(e)                                      2.29%     07/01/12       3,585          3,585,000
-------------------------------------------------------------------------------------------------------
     Series 2008-2480, Unlimited Tax VRD
     GO(b)(d)(e)                                      2.29%     01/01/16       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  King (County of) Economic Enterprise Corp.
     (Puget Sound Blood Center Project); Series
     1998, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)         2.30%     04/01/23       4,400          4,400,000
-------------------------------------------------------------------------------------------------------
  Lake Tapps Parkway Properties;
     Series 1999 A, Special VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.36%     12/01/19       3,829          3,829,000
-------------------------------------------------------------------------------------------------------
     Series 1999 B, Special VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.36%     12/01/19       2,400          2,400,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Seattle (City of)
     Water System); Series 11144, Refunding VRD
     RB(b)(d)(e)                                      2.29%     09/01/33       2,995          2,995,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Seattle (Port
     of)); Series 638, VRD RB(b)(d)(e)                2.59%     12/01/23      10,640         10,640,000
-------------------------------------------------------------------------------------------------------
  Seattle (City of) Housing Authority (Bayview
     Manor Project); Series 1994 B, Low Income
     Housing Assistance VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.30%     05/01/19       2,365          2,365,000
-------------------------------------------------------------------------------------------------------
  Seattle (Port of) Industrial Development Corp.
     (Sysco Food Services of Seattle, Inc.
     Project); Series 1994, Refunding VRD RB(b)       2.15%     11/01/25       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (National Healthcare, Research &
     Education Finance Corp.); Series 2000, Lease
     VRD RB (LOC-BNP Paribas)(a)(b)(f)                3.65%     01/01/32       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Swedish Health Services); Series
     2006, VRD RB (LOC-Citibank, N.A.)(a)(b)(e)       2.18%     11/15/26      21,315         21,315,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Riverview Retirement Community Project);
     Series 1997, Elderly Housing VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                2.30%     07/01/22       1,645          1,645,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (The Northwest School Project); Series 2005,
     Non-Profit VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.15%     06/01/32       2,000          2,000,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

  Washington (State of) Housing Finance Commission
     (YMCA of Columbia-Willamette); Series 1999,
     Non-Profit VRD RB (LOC-U.S. Bank, N.A.)(a)(b)    2.26%     08/01/24     $ 2,200     $    2,200,000
=======================================================================================================
                                                                                            111,954,000
=======================================================================================================


WEST VIRGINIA-0.08%

  Harrison (County of) County Commission (Fox
     Grocery Co. Project); Series 1991, Refunding
     VRD IDR (LOC-Wachovia Bank, N.A.)(a)(b)          2.14%     06/01/14       2,780          2,780,000
-------------------------------------------------------------------------------------------------------
  Harrison (County of) Building Commission
     (Maplewood Retirement Community Project);
     Series 1998, Health Care RB(g)(h)(i)             5.25%     04/01/08       1,000          1,020,000
=======================================================================================================
                                                                                              3,800,000
=======================================================================================================


WISCONSIN-3.23%

  Kenosha (County of) Unified School District No.
     1; Series 2005 A, Refunding Unlimited Tax GO     5.00%     04/01/08       5,580          5,580,000
-------------------------------------------------------------------------------------------------------
  Mequon-Thiensville (Cities of) School District;
     Series 2007, TRAN                                4.25%     09/05/08      11,500         11,534,805
-------------------------------------------------------------------------------------------------------
  Milwaukee (City of) (Goodwill Industries of
     Southeastern Wisconsin & Metropolitan
     Chicago, Inc. Issue); Series 1999, VRD IDR
     (LOC-U.S. Bank, N.A.)(a)(b)(e)                   2.10%     07/01/19       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  Milwaukee (City of) Redevelopment Authority
     (Cathedral Place Parking Facility Project);
     Series 2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.10%     05/01/25       2,340          2,340,000
-------------------------------------------------------------------------------------------------------
  Milwaukee (City of); Series 2008 C2, Commercial
     Paper Promissory Notes GO (LOC-State Street
     Bank & Trust Co.)(a)                             2.10%     05/02/08       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Rock (County of); Series 2007, Promissory Notes
     Unlimited Tax GO                                 4.25%     07/10/08       2,500          2,502,958
-------------------------------------------------------------------------------------------------------
  University of Wisconsin Hospitals & Clinics
     Authority; Series 1997, Hospital VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 6.00%     04/01/26       5,675          5,675,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Fort Healthcare, Inc.);
     Series 2007 A, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.33%     05/01/37      18,700         18,700,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Froedtert & Community
     Health, Inc. Obligated Group);
     Series 2005 B, VRD RB(b)                         4.50%     04/01/30       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
     Series 2005 C, VRD RB(b)                         2.70%     04/01/35      55,200         55,200,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Gundersen Lutheran);
     Series 2000 A, VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            1.33%     12/01/15      19,400         19,400,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Indian Community School
     of Milwaukee, Inc. Project); Series 2007, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)         2.20%     12/01/36       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Mequon Jewish Campus,
     Inc. Project); Series 2003, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.15%     07/01/28       6,245          6,245,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of);
     Series 2005 B, Unlimited Tax GO(i)               4.00%     05/01/08       2,750          2,750,603
-------------------------------------------------------------------------------------------------------
     Series 2007, Operating Notes                     4.50%     06/16/08      11,300         11,317,201
=======================================================================================================
                                                                                            154,345,567
=======================================================================================================


WYOMING-0.30%

  Gillette (City of) (Pacificorp Project); Series
     1988, Refunding Customized Purchase Floating
     VRD PCR (LOC-Barclays Bank PLC)(a)(b)(f)         2.13%     01/01/18       7,100          7,100,000
-------------------------------------------------------------------------------------------------------
  Sweetwater (County of) (Pacificorp Project);
     Series 1988 A, Refunding Customized Purchase
     PCR (LOC-Barclays Bank PLC)(a)(f)                0.95%     06/10/08       7,050          7,050,000
=======================================================================================================
                                                                                             14,150,000
=======================================================================================================
TOTAL INVESTMENTS(k)(l)-99.09% (Cost
  $4,736,725,048)                                                                         4,736,725,048
=======================================================================================================
OTHER ASSETS LESS LIABILITIES-0.91%                                                          43,273,915
=======================================================================================================
NET ASSETS-100.00%                                                                       $4,779,998,963
_______________________________________________________________________________________________________
=======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        TAX-FREE CASH RESERVE PORTFOLIO

Investment Abbreviations:

AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
INS      - Insurer
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Option Tender
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax-Exempt Receipts
RAC      - Revenue Anticipation Certificates
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
Unsec.   - Unsecured
VRD      - Variable Rate Demand
Wts.     - Warrants


Notes to Schedule of Investments:

(a) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(b) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2008.
(c) Principal and/or interest payments are secured by the bond insurance company listed.
(d) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(e) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2008 was $808,651,500, which represented 16.92% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(f) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(g) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)   Advance refunded.
(i)   Secured by an escrow fund of U.S. Government obligations.
(j) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at March 31, 2008 represented 0.22% of the Fund's Net Assets.
(k) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

      ENTITIES                                                       PERCENTAGE
      -------------------------------------------------------------------------
      MBIA Insurance Corp.                                              12.5%
      -------------------------------------------------------------------------
      Financial Security Assurance Inc.                                 11.2
      -------------------------------------------------------------------------
      JPMorgan Chase Bank, N.A.                                          5.7
      -------------------------------------------------------------------------
      Wachovia Bank, N.A.                                                5.0
      _________________________________________________________________________
      =========================================================================



(l)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        TAX-FREE CASH RESERVE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2008




ASSETS:

Investments, at value (Cost
  $4,736,725,048)                        $4,736,725,048
-------------------------------------------------------
Cash                                         61,615,945
-------------------------------------------------------
Receivables for:
  Investments sold                           29,369,804
-------------------------------------------------------
  Interest                                   23,595,443
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             102,507
-------------------------------------------------------
Other assets                                     94,917
=======================================================
     Total assets                         4,851,503,664
_______________________________________________________
=======================================================


LIABILITIES:

Payables for:
  Investments purchased                      60,262,410
-------------------------------------------------------
  Dividends                                  10,444,122
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              362,704
-------------------------------------------------------
Accrued distribution fees                       180,055
-------------------------------------------------------
Accrued trustees' and officer's fees
  and benefits                                   15,844
-------------------------------------------------------
Accrued transfer agent fees                      32,953
-------------------------------------------------------
Accrued operating expenses                      206,613
=======================================================
     Total liabilities                       71,504,701
=======================================================
Net assets applicable to shares
  outstanding                            $4,779,998,963
_______________________________________________________
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $4,780,072,278
-------------------------------------------------------
Undistributed net realized gain (loss)          (73,315)
=======================================================
                                         $4,779,998,963
_______________________________________________________
=======================================================



NET ASSETS:

Institutional Class                      $3,256,571,692
_______________________________________________________
=======================================================
Private Investment Class                 $  249,372,209
_______________________________________________________
=======================================================
Personal Investment Class                $   34,464,427
_______________________________________________________
=======================================================
Cash Management Class                    $  789,752,787
_______________________________________________________
=======================================================
Reserve Class                            $   60,788,848
_______________________________________________________
=======================================================
Resource Class                           $  242,372,470
_______________________________________________________
=======================================================
Corporate Class                          $  146,676,530
_______________________________________________________
=======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                       3,256,556,192
_______________________________________________________
=======================================================
Private Investment Class                    249,350,700
_______________________________________________________
=======================================================
Personal Investment Class                    34,461,285
_______________________________________________________
=======================================================
Cash Management Class                       789,773,540
_______________________________________________________
=======================================================
Reserve Class                                60,785,666
_______________________________________________________
=======================================================
Resource Class                              242,368,215
_______________________________________________________
=======================================================
Corporate Class                             146,693,187
_______________________________________________________
=======================================================
  Net asset value, offering and
     redemption price per share for
     each class                          $         1.00
_______________________________________________________
=======================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


30        TAX-FREE CASH RESERVE PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended March 31, 2008




INVESTMENT INCOME:

Interest                                                                            $138,673,628
================================================================================================


EXPENSES:

Advisory fees                                                                          8,281,026
------------------------------------------------------------------------------------------------
Administrative services fees                                                             630,465
------------------------------------------------------------------------------------------------
Custodian fees                                                                           166,473
------------------------------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                                             1,005,061
------------------------------------------------------------------------------------------------
  Personal Investment Class                                                              265,773
------------------------------------------------------------------------------------------------
  Cash Management Class                                                                  517,525
------------------------------------------------------------------------------------------------
  Reserve Class                                                                          183,286
------------------------------------------------------------------------------------------------
  Resource Class                                                                         523,441
------------------------------------------------------------------------------------------------
  Corporate Class                                                                         54,341
------------------------------------------------------------------------------------------------
Transfer agent fees                                                                      361,396
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                128,873
------------------------------------------------------------------------------------------------
Other                                                                                    467,442
================================================================================================
     Total expenses                                                                   12,585,102
================================================================================================
Less:   Fees waived                                                                   (1,956,708)
================================================================================================
     Net expenses                                                                     10,628,394
================================================================================================
Net investment income                                                                128,045,234
================================================================================================
Net realized gain (loss)                                                                 (64,510)
================================================================================================
Net increase in net assets resulting from operations                                $127,980,724
________________________________________________________________________________________________
================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


31        TAX-FREE CASH RESERVE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2008 and 2007



                                                                                2008              2007
-----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $  128,045,234    $  132,984,782
-----------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                        (64,510)           32,903
===========================================================================================================
     Net increase in net assets resulting from operations                     127,980,724       133,017,685
===========================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                                         (90,092,433)      (83,121,765)
-----------------------------------------------------------------------------------------------------------
  Private Investment Class                                                     (5,907,971)       (6,493,421)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class                                                      (955,425)         (988,410)
-----------------------------------------------------------------------------------------------------------
  Cash Management Class                                                       (16,534,933)      (23,466,226)
-----------------------------------------------------------------------------------------------------------
  Reserve Class                                                                  (393,176)         (450,089)
-----------------------------------------------------------------------------------------------------------
  Resource Class                                                               (8,334,594)      (13,110,320)
-----------------------------------------------------------------------------------------------------------
  Corporate Class                                                              (5,826,702)       (5,354,551)
===========================================================================================================
     Decrease in net assets resulting from distributions                     (128,045,234)     (132,984,782)
===========================================================================================================
Share transactions-net:
  Institutional Class                                                         386,399,200       978,081,281
-----------------------------------------------------------------------------------------------------------
  Private Investment Class                                                     64,205,316       (35,832,005)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class                                                       794,543        12,767,640
-----------------------------------------------------------------------------------------------------------
  Cash Management Class                                                        68,418,687        37,687,595
-----------------------------------------------------------------------------------------------------------
  Reserve Class                                                                48,055,399        (6,320,201)
-----------------------------------------------------------------------------------------------------------
  Resource Class                                                             (138,677,567)       39,659,821
-----------------------------------------------------------------------------------------------------------
  Corporate Class                                                             (13,522,471)      152,199,233
===========================================================================================================
     Net increase in net assets resulting from share transactions             415,673,107     1,178,243,364
===========================================================================================================
     Net increase in net assets                                               415,608,597     1,178,276,267
===========================================================================================================


NET ASSETS:

  Beginning of year                                                         4,364,390,366     3,186,114,099
===========================================================================================================
  End of year (including undistributed net investment income of $0 and
     $0, respectively)                                                     $4,779,998,963    $4,364,390,366
___________________________________________________________________________________________________________
===========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


32        TAX-FREE CASH RESERVE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

March 31, 2008


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

  The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

        The Fund files tax returns in the U.S. federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.


33        TAX-FREE CASH RESERVE PORTFOLIO

I. OTHER RISKS -- The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.

        Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through June 30, 2008. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest: (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposits accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, to be effective as of May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  For the year ended March 31, 2008, the Advisor waived advisory fees of $1,151,284.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the year ended March 31, 2008, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended March 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust, pursuant to a transfer agency and service agreement, has agreed to pay Invesco Aim Investment Services, Inc. ("IAIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  Under the terms of a master distribution agreement between Invesco Aim Distributors, Inc. ("IADI") and the Trust, IADI acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, IADI has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through at least June 30, 2008. Pursuant to the Plan, for the year ended March 31, 2008, 12b-1 fees before fee waiver under this agreement are shown in the Statement of Operations as distribution fees. Fees incurred after fee waivers under this agreement for Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, and Resource Class were $502,531, $194,900, $414,020, $159,459, and $418,753, respectively.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

34        TAX-FREE CASH RESERVE PORTFOLIO

Pursuant to these procedures, for the year ended March 31, 2008, the Fund engaged in securities sales of $415,033,043, which resulted in net realized gains (losses) of $0, and securities purchases of $205,811,174.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the year ended March 31, 2008, the Fund paid legal fees of $12,722 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--CASH BALANCES

The Fund is permitted to temporarily overdraft or leave balances in its account with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Fund for such activity, the Fund may either (i) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated by earning additional interest; or (ii) pay to or receive from BNY Mellon compensation at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended March 31, 2008 and 2007 was as follows:

                                                                                2008             2007
---------------------------------------------------------------------------------------------------------
Distributions paid from ordinary income                                     $128,045,234     $132,984,782
_________________________________________________________________________________________________________
=========================================================================================================



TAX COMPONENTS OF NET ASSETS:

As of March 31, 2008, the components of net assets on a tax basis were as follows:

                                                                                        2008
-------------------------------------------------------------------------------------------------
Undistributed ordinary income                                                      $      355,109
-------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation)-investments                                         (6,864)
-------------------------------------------------------------------------------------------------
Temporary book/tax differences                                                           (355,109)
-------------------------------------------------------------------------------------------------
Capital loss carryforward                                                                 (16,396)
-------------------------------------------------------------------------------------------------
Post-October capital loss deferral                                                        (50,055)
-------------------------------------------------------------------------------------------------
Shares of beneficial interest                                                       4,780,072,278
=================================================================================================
Total net assets                                                                   $4,779,998,963
_________________________________________________________________________________________________
=================================================================================================




  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. Cost of investments for tax purposes is $4,736,731,912.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund has a capital loss carryforward as of March 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
March 31, 2013                                                                       $ 1,941
-----------------------------------------------------------------------------------------------
March 31, 2016                                                                        14,455
===============================================================================================
Total capital loss carryforward                                                      $16,396
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


35        TAX-FREE CASH RESERVE PORTFOLIO

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                               MARCH 31, 2008(a)                         MARCH 31, 2007
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 29,180,701,441     $ 29,180,701,441      28,605,247,846     $ 28,605,247,846
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               683,053,539          683,053,539         800,043,681          800,043,681
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              147,256,006          147,256,006          90,121,993           90,121,993
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                6,287,611,982        6,287,611,982       6,677,587,019        6,677,587,019
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           89,382,790           89,382,790          95,804,362           95,804,362
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       1,682,213,737        1,682,213,737       3,099,970,711        3,099,970,711
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      1,492,840,952        1,492,840,952         627,214,023          627,214,023
==================================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                     50,778,338           50,778,338          51,555,761           51,555,761
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                 4,943,626            4,943,626           5,521,451            5,521,451
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   38,268               38,268             106,122              106,122
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   14,407,512           14,407,512          17,866,095           17,866,095
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              328,466              328,466             444,003              444,003
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           8,318,683            8,318,683          12,020,615           12,020,615
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            843,794              843,794             240,992              240,992
==================================================================================================================================

Reacquired:
  Institutional Class                                (28,845,080,579)     (28,845,080,579)    (27,678,722,326)     (27,678,722,326)
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (623,791,849)        (623,791,849)       (841,397,137)        (841,397,137)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (146,499,731)        (146,499,731)        (77,460,475)         (77,460,475)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               (6,233,600,807)      (6,233,600,807)     (6,657,765,519)      (6,657,765,519)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          (41,655,857)         (41,655,857)       (102,568,566)        (102,568,566)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,829,209,987)      (1,829,209,987)     (3,072,331,505)      (3,072,331,505)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (1,507,207,217)      (1,507,207,217)       (475,255,782)        (475,255,782)
==================================================================================================================================
                                                         415,673,107     $    415,673,107       1,178,243,364     $  1,178,243,364
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 8--SIGNIFICANT EVENT

The Board of Trustees of the Trust approved on December 13, 2007 and the shareholders approved on February 29, 2008, an Agreement and Plan of Reorganization (the "Plan"). The Plan provides for the restructuring of the Fund as a new series portfolio (the "New Fund") of Short-Term Investments Trust, an existing open-end management investment company organized as a Delaware statutory trust, the transfer of all the Fund's assets and liabilities to the New Fund and the termination of the Fund as a designated series of the Trust (the "Restructuring"). The Restructuring occurred on April 30, 2008. The operations of the New Fund following the Restructuring are substantially similar to those of the Fund.


36        TAX-FREE CASH RESERVE PORTFOLIO

NOTE 9--FINANCIAL HIGHLIGHTS



The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           PERSONAL INVESTMENT CLASS
                                                            -------------------------------------------------------
                                                                              YEAR ENDED MARCH 31,
                                                            -------------------------------------------------------
                                                              2008        2007        2006        2005        2004
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.03        0.03        0.02        0.01       0.003
-------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                 (0.03)      (0.03)      (0.02)      (0.01)     (0.003)
===================================================================================================================
Net asset value, end of period                              $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(a)                                                2.71%       2.84%       1.97%       0.68%       0.28%
___________________________________________________________________________________________________________________
===================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $34,464     $33,670     $20,902     $10,877     $10,394
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               0.77%(b)    0.77%       0.77%       0.77%       0.77%
===================================================================================================================
  Without fee waivers and/or expense reimbursements            1.00%(b)    1.00%       1.02%       1.02%       1.02%
===================================================================================================================
Ratio of net investment income to average net assets           2.68%(b)    2.81%       1.94%       0.69%       0.28%
___________________________________________________________________________________________________________________
===================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $35,436,404.


37        TAX-FREE CASH RESERVE PORTFOLIO

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing. The parties settled this case and it was dismissed with prejudice on May 6, 2008.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.



38        TAX-FREE CASH RESERVE PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees of Tax-Free Investments Trust and Personal Investment Class Shareholders of Tax-Free Cash Reserve Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Free Cash Reserve Portfolio (the "Fund") at March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the Personal Investment Class financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and Personal Investment Class financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The Personal Investment Class financial highlights for each of the periods ended on or before March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

May 15, 2008
Houston, Texas




39        TAX-FREE CASH RESERVE PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007, through March 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (10/01/07)   (03/31/08)(1)   PERIOD(2)     (03/31/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Personal        $1,000.00      $1,011.90       $3.87       $1,021.15       $3.89        0.77%
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period October 1, 2007, through March 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half year.


40        TAX-FREE CASH RESERVE PORTFOLIO

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on December          A. Nature, Extent and Quality of          relevant factors, the Board concluded that
12-13, 2007, the Board of Trustees of              Services to be Provided by the         the Fund's sub-advisory fees were fair and
Tax-Free Investments Trust (the "Board"),          Affiliated Sub-Advisors                reasonable.
including a majority of the independent
trustees, voting separately, approved the    The Board reviewed the services to be           D. Financial Resources of the
sub-advisory agreement for Tax-Free Cash     provided by the Affiliated Sub-Advisors            Affiliated Sub-Advisors
Reserve Portfolio (the "Fund"), effective    under the sub-advisory agreement and the
on or about May 1, 2008. In so doing, the    credentials and experience of the officers   The Board considered whether each
Board determined that the sub-advisory       and employees of the Affiliated              Affiliated Sub-Advisor is financially
agreement is in the best interests of the    Sub-Advisors who will provide these          sound and has the resources necessary to
Fund and its shareholders and that the       services. The Board concluded that the       perform its obligations under the
compensation to AIM Funds Management Inc.    nature, extent and quality of the services   sub-advisory agreement, and concluded that
(AIM Funds Management Inc. anticipates       to be provided by the Affiliated             each Affiliated Sub-Advisor has the
changing its name to Invesco Trimark         Sub-Advisors were appropriate. The Board     financial resources necessary to fulfill
Investment Management Inc. on or prior to    noted that the Affiliated Sub-Advisors,      these obligations.
December 31, 2008), Invesco Asset            which have offices and personnel that are
Management Deutschland, GmbH, Invesco        geographically dispersed in financial
Asset Management Ltd., Invesco Asset         centers around the world, have been formed
Management (Japan) Limited, Invesco          in part for the purpose of researching and
Australia Limited, Invesco Global Asset      compiling information and making
Management (N.A.), Inc., Invesco Hong Kong   recommendations on the markets and
Limited, Invesco Institutional (N.A.),       economies of various countries and
Inc., and Invesco Senior Secured             securities of companies located in such
Management, Inc. (collectively, the          countries or on various types of
"Affiliated Sub-Advisors") under the         investments and investment techniques, and
sub-advisory agreement is fair and           providing investment advisory services.
reasonable.                                  The Board concluded that the sub-advisory
                                             agreement will benefit the Fund and its
   The independent trustees met separately   shareholders by permitting Invesco Aim to
during their evaluation of the               utilize the additional resources and
sub-advisory agreement with independent      talent of the Affiliated Sub-Advisors in
legal counsel from whom they received        managing the Fund.
independent legal advice, and the
independent trustees also received              B. Fund Performance
assistance during their deliberations from
the independent Senior Officer, a            The Board did not view Fund performance as
full-time officer of the AIM Funds who       a relevant factor in considering whether
reports directly to the independent          to approve the sub-advisory agreement for
trustees. The sub-advisory agreement was     the Fund, as no Affiliated Sub-Advisor
considered separately for the Fund,          currently serves as sub-advisor to the
although the Board also considered the       Fund.
common interests of all of the AIM Funds
in their deliberations. The Board               C. Sub-Advisory Fees
comprehensively considered all of the
information provided to them and did not     The Board considered the services to be
identify any particular factor that was      provided by the Affiliated Sub-Advisors
controlling. Furthermore, each trustee may   pursuant to the sub-advisory agreement and
have evaluated the information provided      the services to be provided by Invesco Aim
differently from one another and             pursuant to the Fund's advisory agreement,
attributed different weight to the various   as well as the allocation of fees between
factors.                                     Invesco Aim and the Affiliated
                                             Sub-Advisors pursuant to the sub-advisory
   Set forth below is a discussion of the    agreement. The Board noted that the
material factors and related conclusions     sub-advisory fees have no direct effect on
that formed the basis for the Board's        the Fund or its shareholders, as they are
approval of the sub-advisory agreement for   paid by Invesco Aim to the Affiliated
the Fund.                                    Sub-Advisors, and that Invesco Aim and the
                                             Affiliated Sub-Advisors are affiliates.
                                             After taking account of the Fund's
                                             contractual sub-advisory fee rate, as well
                                             as other


41   TAX-FREE CASH RESERVE PORTFOLIO

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended March 31, 2008:

     FEDERAL INCOME TAX
     ------------------
     Tax-Exempt Interest Dividends*                         100%



     * The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended June 30, 2007, September 30, 2007 and December 31, 2007 were 100%, 100%, and 100%, respectively.


42        TAX-FREE CASH RESERVE PORTFOLIO

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of Tax-Free Cash Reserve Portfolio, an investment portfolio of Tax-Free Investments Trust, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

(4) Approve an Agreement and Plan of Reorganization that provides for the restructuring of the Fund as a new series portfolio of Short-Term Investments Trust, an existing open-end management investment company organized as a Delaware statutory trust, the transfer of all of the Fund's assets and liabilities to the new series portfolio and the termination of the Fund as a designated series of the Trust.

The results of the voting on the above matters were as follows:


                                                                                                 WITHHELD/
      MATTER                                                                VOTES FOR          ABSTENTIONS**
------------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker.....................................................   1,564,840,741          20,342,614
      Frank S. Bayley..................................................   1,564,840,741          20,342,614
      James T. Bunch...................................................   1,564,840,741          20,342,614
      Bruce L. Crockett................................................   1,564,840,741          20,342,614
      Albert R. Dowden.................................................   1,564,840,741          20,342,614
      Jack M. Fields...................................................   1,564,840,741          20,342,614
      Martin L. Flanagan...............................................   1,564,840,741          20,342,614
      Carl Frischling..................................................   1,564,840,741          20,342,614
      Prema Mathai-Davis...............................................   1,564,840,741          20,342,614
      Lewis F. Pennock.................................................   1,564,840,741          20,342,614
      Larry Soll, Ph.D.................................................   1,564,840,741          20,342,614
      Raymond Stickel, Jr..............................................   1,564,840,741          20,342,614
      Philip A. Taylor.................................................   1,564,840,741          20,342,614




                                                                                                WITHHELD/            BROKER
                                                     VOTES FOR            VOTES AGAINST        ABSTENTIONS         NON-VOTES
-----------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's
      Agreement and Declaration of Trust that
      would permit the Board of Trustees of the
      Trust to terminate the Trust, the Fund, and
      each other series portfolio of the Trust, or
      a share class without a shareholder vote....     645,077,342         639,466,348          28,667,670        271,971,995
(3)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM
      Funds Management, Inc.; Invesco Asset
      Management Deutschland, GmbH; Invesco Asset
      Management Limited; Invesco Asset Management
      (Japan) Limited; Invesco Australia Limited;
      Invesco Global Asset Management (N.A.),
      Inc.; Invesco Hong Kong Limited; Invesco
      Institutional (N.A.), Inc.; and Invesco
      Senior Secured Management, Inc..............   1,405,715,759          22,367,724          41,697,989        244,803,817
(4)   Approve an Agreement and Plan of
      Reorganization that provides for the
      restructuring of the Fund as a new series
      portfolio of Short-Term Investments Trust,
      an existing open-end management investment
      company organized as a Delaware statutory
      trust, the transfer of all of the Fund's
      assets and liabilities to the new series
      portfolio and the termination of the Fund as
      a designated series Trust...................   1,393,721,217          30,917,608          45,142,648        244,803,816



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of Tax-Free Investments Trust.

** Includes Broker Non-Votes.


43        TAX-FREE CASH RESERVE PORTFOLIO

TRUSTEES AND OFFICERS


The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 104 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.


                                                                                                          OTHER TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND        TRUSTEE AND/                                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE      OR OFFICER    PRINCIPAL OCCUPATION(S)                                      HELD BY
TRUST                          SINCE         DURING PAST 5 YEARS                                          TRUSTEE/DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------

 INTERESTED PERSONS
----------------------------------------------------------------------------------------------------------------------------------

 Martin L.                     2007          Executive Director, Chief Executive Officer and President,   None
 Flanagan(1) -- 1960                         Invesco Ltd. (ultimate parent of Invesco Aim and a global
 Trustee                                     investment management firm); Chairman, Invesco Aim
                                             Advisors, Inc. (registered investment advisor); Director,
                                             Chairman, Chief Executive Officer and President, IVZ Inc.
                                             (holding company); INVESCO North American Holdings, Inc.
                                             (holding company); Chairman and President, INVESCO Group
                                             Services, Inc. (service provider); Trustee, The AIM Family of Funds(R); Vice Chairman, Investment Company Institute;
                                             and Member of Executive Board, SMU Cox School of Business

                                             Formerly: Director, Chief Executive Officer and President,
                                             Invesco Holdings Company Limited (parent of Invesco Aim and a global investment management firm) Director, Invesco Ltd;
                                             President, Co-Chief Executive Officer, Co-President, Chief
                                             Operating Officer and Chief Financial Officer, Franklin
                                             Resources, Inc. (global investment management organization)
----------------------------------------------------------------------------------------------------------------------------------

 Philip A. Taylor(2) -- 1954   2006          Director, Chief Executive Officer and President, AIM Mutual  None
 Trustee and Executive                       Fund Dealer Inc. (registered broker dealer), Invesco Aim
 Vice President                              Advisors, Inc., AIM Funds Management Inc. d/b/a INVESCO
                                             Enterprise Services (registered investment advisor and
                                             registered transfer agent), 1371 Preferred Inc. (holding
                                             company); Trimark Corporate Class Inc. (formerly AIM
                                             Trimark Global Fund Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc. (corporate mutual fund
                                             company): Director, Chairman, Chief Executive Officer and
                                             President, Invesco Aim Management Group, Inc. (financial
                                             services holding company) and Invesco Aim Capital
                                             Management, Inc. (registered investment advisor); Director and President, INVESCO Funds Group, Inc. (registered
                                             investment advisor and register transfer agent) and AIM GP
                                             Canada Inc. (general partner for a limited partnership);
                                             Director, Invesco Aim Distributors, Inc. (registered broker dealer); Director and Chairman, Invesco Aim Investment
                                             Services, Inc. (registered transfer agent), and INVESCO
                                             Distributors, Inc. (registered broker dealer); Director,
                                             President and Chairman, IVZ Callco Inc. (holding company);
                                             INVESCO Inc. (holding company) and AIM Canada Holdings Inc.
                                             (holding company); Trustee, President and Principal
                                             Executive Officer of The AIM Family of Funds--Registered
                                             Trademark-- (other than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and Tax-Free Investments
                                             Trust); Trustee and Executive Vice President, The AIM
                                             Family of Funds--Registered Trademark-- (AIM Treasurer's
                                             Series Trust, Short-Term Investments Trust and Tax-Free
                                             Investments Trust only); and Manager, Invesco PowerShares
                                             Capital Management LLC

                                             Formerly: Director and Chairman, Fund Management Company
                                             (former registered broker dealer); President and Principal
                                             Executive Officer, The AIM Family of Funds--Registered
                                             Trademark-- (AIM Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free Investments Trust only);
                                             Chairman, AIM Canada Holdings, Inc.; President, AIM Trimark
                                             Global Fund Inc. and AIM Trimark Canada Fund Inc.; and
                                             Director, Trimark Trust (federally regulated Canadian Trust
                                             Company)

----------------------------------------------------------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------

 Bruce L. Crockett -- 1944     1992          Chairman, Crockett Technology Associates (technology         ACE Limited (insurance
 Trustee and Chair                           consulting company)                                          company); and Captaris,
                                                                                                          Inc. (unified messaging
                                                                                                          provider)

----------------------------------------------------------------------------------------------------------------------------------


 Bob R. Baker -- 1936          2003          Retired                                                      None
 Trustee

----------------------------------------------------------------------------------------------------------------------------------


 Frank S. Bayley -- 1939       2001          Retired                                                      None
 Trustee
                                             Formerly: Partner, law firm of Baker & McKenzie; and
                                             Director Badgley Funds, Inc. (registered investment
                                             company) (2 portfolios)

----------------------------------------------------------------------------------------------------------------------------------


 James T. Bunch -- 1942        2003          Founder, Green, Manning & Bunch Ltd., (investment banking    None
 Trustee                                     firm)

                                             Formerly: Director, Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation

----------------------------------------------------------------------------------------------------------------------------------


 Albert R. Dowden -- 1941      2000          Director of a number of public and private business          None
 Trustee                                     corporations, including the Boss Group Ltd. (private
                                             investment and management), Reich & Tang Funds (Chairman)
                                             (registered investment company) (7 portfolios), Daily
                                             Income Fund (4 portfolios), California Daily Tax Free
                                             Income Fund, Inc., Connecticut Daily Tax Free Income Fund,
                                             Inc. and New Jersey Daily Municipal Fund, Inc., Annuity and
                                             Life Re (Holdings), Ltd. (insurance company), and
                                             Homeowners of America Holding Corporation (property
                                             casualty company)

                                             Formerly: Director, CompuDyne Corporation (provider of
                                             product and services to the public security market);
                                             Director, President and Chief Executive Officer, Volvo
                                             Group North America, Inc.; Senior Vice President, AB Volvo;
                                             Director of various affiliated Volvo companies; and
                                             Director, Magellan Insurance Company

----------------------------------------------------------------------------------------------------------------------------------


 Jack M. Fields -- 1952        1997          Chief Executive Officer, Twenty First Century Group, Inc.
 Trustee                                     (government affairs company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P. (cattle, hunting,
                                             corporate entertainment)
                                             Formerly: Chief Executive Officer, Texana Timber LP          Administaff
                                             (sustainable forestry company); and Discovery Global
                                             Education Fund (non-profit)

----------------------------------------------------------------------------------------------------------------------------------


 Carl Frischling -- 1937       1992          Partner, law firm of Kramer Levin Naftalis and Frankel LLP   Director, Reich & Tang
 Trustee                                                                                                  Funds) (15 portfolios)

----------------------------------------------------------------------------------------------------------------------------------


 Prema Mathai-Davis -- 1950    1998          Formerly: Chief Executive Officer, YWCA of the USA           None
 Trustee

----------------------------------------------------------------------------------------------------------------------------------


 Lewis F. Pennock -- 1942      1992          Partner, law firm of Pennock & Cooper                        None
 Trustee

----------------------------------------------------------------------------------------------------------------------------------


 Larry Soll -- 1942            2003          Retired                                                      None
 Trustee

----------------------------------------------------------------------------------------------------------------------------------


 Raymond Stickel,              2005          Retired
 Jr. -- 1944
 Trustee
                                             Formerly: Partner, Deloitte & Touche; and Director,          None
                                             Mainstay VP Series Funds, Inc. (25 portfolios)

----------------------------------------------------------------------------------------------------------------------------------



(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.


44        TAX-FREE CASH RESERVE PORTFOLIO

                                                                                                            OTHER TRUSTEESHIP(S)/
                                 TRUSTEE AND/                                                               DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND          OR OFFICER    PRINCIPAL OCCUPATION(S)                                      HELD BY
POSITION(S) HELD WITH THE TRUST  SINCE         DURING PAST 5 YEARS                                          TRUSTEE/DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

 OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

 Karen Dunn Kelley -- 1960       1992          Head of Invesco's World Wide Fixed Income and Cash           N/A
 President and Principal                       Management Group; Director of Cash Management and Senior
 Executive Officer                             Vice President, Invesco Aim Advisors, Inc. and Invesco Aim
                                               Capital Management, Inc; Senior Vice President, Invesco Aim
                                               Management Group Inc. Vice President, The AIM Family of
                                               Funds--Registered Trademark-- (other than AIM Treasurer's
                                               Series Trust, Short-Term Investments Trust and Tax-Free
                                               Investments Trust); and President and Principal Executive
                                               Officer, The AIM Family of Funds--Registered Trademark--
                                               (AIM Treasurer's Series Trust, Short-Term Investments Trust
                                               and Tax-Free Investments Trust only)

                                               Formerly: Director and President, Fund Management Company;
                                               Chief Cash Management Officer and Managing Director,
                                               Invesco Aim Capital Management, Inc.; Vice President,
                                               Invesco Aimff Advisors, Inc. and The AIM Family of Funds--
                                               Registered Trademark-- (AIM Treasurer's Series Trust,
                                               Short-Term Investments Trust and Tax-Free Investments Trust
                                               only)

------------------------------------------------------------------------------------------------------------------------------------

 Russell C. Burk -- 1958         2005          Senior Vice President and Senior Officer of The AIM Family   N/A
 Senior Vice President and                     of Funds--Registered Trademark--
 Senior Officer
                                               Formerly: Director of Compliance and Assistant General
                                               Counsel, ICON Advisers, Inc.; Financial Consultant, Merrill
                                               Lynch; General Counsel and Director of Compliance, ALPS
                                               Mutual Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------


 John M. Zerr -- 1962            2006          Director, Senior Vice President, Secretary and General       N/A
 Senior Vice President, Chief                  Counsel, Invesco Aim Management Group, Inc., Invesco Aim
 Legal Officer and Secretary                   Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                               Senior Vice President and Secretary, Invesco Aim
                                               Distributors, Inc.; Director and Vice President, INVESCO
                                               Funds Group Inc.; Senior Vice President, Chief Legal
                                               Officer and Secretary of The AIM Family of Funds--
                                               Registered Trademark--; and Manager, Invesco PowerShares
                                               Capital Management LLC


                                               Formerly: Director, Vice President and Secretary, fund
                                               Management company; Vice President, Invesco Aim Capital
                                               Management, Inc.; Chief Operating Officer, Senior Vice
                                               President, General Counsel, and Secretary, Liberty Ridge
                                               Capital, Inc. (an investment adviser); Vice President and
                                               Secretary, PBHG Funds (an investment company); Vice
                                               President and Secretary, PBHG Insurance Series Fund (an
                                               investment company); General Counsel and Secretary, Pilgrim
                                               Baxter Value Investors (an investment adviser); Chief
                                               Operating Officer, General Counsel and Secretary, Old
                                               Mutual Investment Partners (a broker-dealer); General
                                               Counsel and Secretary, Old Mutual Fund Services (an
                                               administrator); General Counsel and Secretary, Old Mutual
                                               Shareholder Services (a shareholder servicing center);
                                               Executive Vice President, General Counsel and Secretary,
                                               Old Mutual Capital, Inc. (an investment adviser); and Vice
                                               President and Secretary, Old Mutual Advisors Funds (an
                                               investment company)

------------------------------------------------------------------------------------------------------------------------------------


 Lisa O. Brinkley -- 1959        2004          Global Compliance Director, Invesco Ltd.; and Vice           N/A
 Vice President                                President of The AIM Family of Funds--Registered
                                               Trademark--




                                               Formerly: Senior Vice President, A I M Management Group
                                               Inc. (financial services holding company); Senior Vice
                                               President and Chief Compliance Officer, A I M Advisors,
                                               Inc. and The AIM Family of Funds--Registered Trademark--;
                                               Vice President and Chief Compliance Officer, A I M Capital
                                               Management, Inc. and A I M Distributors, Inc.; Vice
                                               President, AIM Investment Services, Inc. and Fund
                                               Management Company; Senior Vice President and Chief
                                               Compliance Officer of The AIM Family of Funds--Registered
                                               Trademark--; and Senior Vice President and Compliance
                                               Director, Delaware Investments Family of Funds

------------------------------------------------------------------------------------------------------------------------------------


 Kevin M. Carome -- 1956         2003          Senior Vice President and General Counsel, Invesco Ltd.;
 Vice President                                Director, INVESCO Funds Group, Inc.; and Vice President of
                                               The AIM Family of Funds--Registered Trademark--


                                               Formerly: Director, Senior Vice President, Secretary and     N/A
                                               General Counsel, Invesco Aim Management Group, Inc. and
                                               Invesco Aim Advisors, Inc.; Senior Vice President, Invesco
                                               Aim Distributors, Inc.; Director, General Counsel and Vice
                                               President, Fund Management Company; Vice President, Invesco
                                               Aim Capital Management, Inc. and Invesco Investment
                                               Services, Inc.; Senior Vice President, Chief Legal Officer
                                               and Secretary of The AIM Family of Funds--Registered
                                               Trademark--;  Director and Vice President, INVESCO
                                               Distributors, Inc.; and Chief Executive Officer and
                                               President, INVESCO Funds Group, Inc.

------------------------------------------------------------------------------------------------------------------------------------


 Sidney M. Dilgren -- 1961       2004          Vice President, Invesco Aim Advisors, Inc. and Invesco Aim   N/A
 Vice President, Principal                     Capital Management, Inc.; and Vice President, Treasurer and
 Financial Officer and                         Principal Financial Officer of The AIM Family of Funds--
 Treasurer                                     Registered Trademark--


                                               Formerly: Fund Treasurer, Invesco Aim Advisors, Inc.;
                                               Senior Vice President, Invesco Aim Investment Services,
                                               Inc.; and Vice President, Invesco Aim Distributors, Inc.

------------------------------------------------------------------------------------------------------------------------------------


 Lance A. Rejsek -- 1967         2005          Anti-Money Laundering Compliance Officer, Invesco Aim        N/A
 Anti-Money Laundering                         Advisors, Inc., Invesco Aim Capital Management, Inc.,
 Compliance Officer                            Invesco Aim Distributors, Inc., Invesco Aim Investment
                                               Services, Inc., Invesco AIM Private Asset Management, Inc.,
                                               Fund Management Company and The AIM Family of Funds--
                                               Registered Trademark--

                                               Formerly: Anti-Money Laundering Compliance Officer, Fund
                                               Management Company; and Manager of the Fraud Prevention
                                               Department, Invesco Aim Investment Services, Inc.

------------------------------------------------------------------------------------------------------------------------------------

 Todd L. Spillane -- 1958        2006          Senior Vice President, Invesco Aim Management Group, Inc.;   N/A
 Chief Compliance Officer                      Senior Vice President and Chief Compliance Officer, Invesco
                                               Aim Advisors, Inc. and Invesco Aim Capital Management,
                                               Inc.; Chief Compliance Officer of The AIM Family of Funds--
                                               Registered Trademark--, Invesco Global Asset Management
                                               (N.A.), Inc., (registered investment advisor), Invesco
                                               Institutional (N.A.), Inc., (registered investment
                                               advisor), Invesco Private Capital Investments, Inc.
                                               (holding company), Invesco Private Capital, Inc.
                                               (registered investment advisor) and Invesco Senior Secured
                                               Management, Inc. (registered investment advisor); and Vice
                                               President, Invesco Aim Distributors, Inc., Invesco AIM
                                               Investment Services, Inc.

                                               Formerly: Vice President, Invesco Aim Capital Management,
                                               Inc.; and Fund Management Company; Global Head of Product
                                               Development, AIG-Global Investment Group, Inc.; and Chief
                                               Compliance Officer and Deputy General Counsel, AIG-
                                               SunAmerica Asset Management

------------------------------------------------------------------------------------------------------------------------------------



The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.


OFFICE OF THE FUND        INVESTMENT ADVISOR         DISTRIBUTOR                AUDITORS
11 Greenway Plaza         Invesco Aim Advisors,      Invesco Aim Distributors,  PricewaterhouseCoopers
Suite 100                 Inc.                       Inc.                       LLP
Houston, TX 77046-1173    11 Greenway Plaza          11 Greenway Plaza          1201 Louisiana Street
                          Suite 100                  Suite 100                  Suite 2900
                          Houston, TX 77046-1173     Houston, TX 77046-1173     Houston, TX 77002-5678



COUNSEL TO THE FUND       COUNSEL TO THE             TRANSFER AGENT             CUSTODIAN
Stradely Ronon Stevens &  INDEPENDENT TRUSTEES       Invesco Aim Investment     The Bank of New York
Young, LLP                Kramer, Levin, Naftalis &  Services, Inc.             2 Hanson Place
2600 One Commerce Square  Frankel LLP                P.O. Box 4739              Brooklyn, NY 11217-1431
Philadelphia, PA 19103-   1177 Avenue of the         Houston, TX 77210-4739
7599                      Americas
                          New York, NY 10036-2714





45        TAX-FREE CASH RESERVE PORTFOLIO

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Funds provide a complete list of their holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Funds' semiannual and annual reports to shareholders. For the first and third quarters, the Funds file the list with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Funds' shares and prospective investors, may obtain access to the Web site by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this Web page.
Shareholders can also look up each Fund's Form N-Q filings on the SEC Web site, sec.gov. Each Fund's Form N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference
Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on "Proxy Policy." The information is also available on the SEC Web site,
sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the "About Us" tab, click on "Required Notices" and then click on "Proxy
Voting Activity." Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

Invesco Aim --service mark-- is a service mark of Invesco Aim Management Group,
Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco
Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management
LLC are the investment advisors for the products and services represented by
Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Invesco Institutional (N.A.),
Inc., Invesco Senior Secured Management, Inc., Invesco Global Asset Management
(N.A.), Inc., AIM Funds Management Inc. (DBA AIM Trimark Investments), Invesco
Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco
Trimark) on or prior to Dec. 31, 2008. Invesco Aim Distributors, Inc. is the
distributor for the retail mutual funds, exchange-traded funds and U.S.
institutional money market funds represented by Invesco Aim. All entities are                                     [INVESCO AIM LOGO]
indirect, wholly owned subsidiaries of Invesco Ltd.                                                                --SERVICE MARK--

invescoaim.com   TFIT-AR-6   Invesco Aim Distributors, Inc.


                                  TAX-FREE CASH RESERVE PORTFOLIO

                                  Private Investment Class

                                  Annual Report to Shareholders o March 31, 2008

[INVESCO AIM LOGO]
 --SERVICE MARK--

     [MOUNTAIN GRAPHIC]

2    Letters to Shareholders
4    Fund Data
5    Schedule of Investments
30   Financial Statements
33   Notes to Financial Statements
37   Financial Highlights
39   Auditor's Report
40   Fund Expenses
41   Approval of Sub-Advisory Agreement
42   Tax Information
43   Results of Proxy
44   Trustees and Officers

Unless otherwise stated, information presented in this report is as of March 31, 2008, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

                    Dear Shareholders:

                    We are pleased to present this report on the performance of the Private Investment Class of Tax-Free Cash
                    Reserve Portfolio, part of Invesco Aim Cash Management, for the 12 months ended March 31, 2008. Thank you for investing with us.

   [DUNN KELLEY        While continuing to maintain a relatively short maturity structure to help manage the liquidity needs of our
      PHOTO]        clients, a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields was utilized to provide competitive returns.
Karen Dunn Kelley
                       The Fund also continued to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the Fund's overall credit quality, market price exposure and management.

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

U.S. economic growth, while remaining positive, slowed considerably during the second half of the period covered by this report.
Gross domestic product (GDP) rose at an annualized rate of 3.8%, 4.9% and 0.6%(1) in the second, third and fourth quarters of 2007, respectively. Early estimates put first-quarter 2008 GDP growth at an annualized rate of 0.6%.(1)

   This slowdown was due to a number of factors, including weakness in the housing market, rising energy prices, a credit "crunch"
and slowing consumer spending. These same factors caused the U.S. stock market to decline and become more volatile during the second half of the fiscal year.

   In response to these trends, the U.S. Federal Reserve Board (the Fed) aggressively lowered short-term interest rates. In six separate actions, the Fed cut its federal funds target rate by a total of 300 basis points, or 3.0%.(2) By lowering this key short-term interest rate from 5.25% to 2.25%(2), the Fed hoped to stimulate economic growth. Decreases in the federal funds target rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities.

   In March 2008, the Fed also expanded its lending authority and increased liquidity in an effort to ensure the smooth functioning of financial markets. The central bank extended a line of credit to JPMorgan Chase to buy troubled investment bank Bear Stearns and it created a new program to provide loans directly to large investment banks. Previously, only commercial banks were eligible for such loans. Near the end of the fiscal year, the Fed promised to "act in a timely manner as needed to promote sustainable economic growth and price stability."

   The yield curve began the fiscal year somewhat inverted, with three-month Treasury bills yielding 5.03% and 30-year Treasuries yielding 4.84%.(3) By the close of the fiscal year, the yield curve was much more normal, with yields declining across the board. As of March 31, 2008, three-month Treasury bills yielded 1.37% while 30-year Treasuries yielded 4.31%.(3)

IN CONCLUSION

On March 31, 2008, AIM Investments became Invesco Aim. With our new name came a new logo and a new look -- and a new brand. We believe our new brand highlights the strength of global diversification that we can provide shareholders by combining Invesco's worldwide resources and AIM's 30-year tradition of delivering quality investment products to the U.S. marketplace.

   As one of the world's largest and most diversified global investment organizations, Invesco has more than 500 investment professionals operating in investment centers in 25 cities and a presence in 12 countries. As of March 31, 2008, Invesco had approximately $470 billion in assets under management globally. To learn more, visit our Web site, invescoaim.com.

   All of us at Invesco Aim are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our
Cash Management representatives at 800 659 1005.

Sincerely,


/S/ KAREN DUNN KELLEY

Karen Dunn Kelley
Executive Vice President
Invesco Aim Distributors, Inc.

May 19, 2008

(1)  Bureau of Economic Analysis

(2)  U.S. Federal Reserve Board

(3)  Lehman Brothers Inc.

Invesco Aim Cash Management is a brand name encompassing products and services provided by one or more subsidiaries of Invesco Ltd.


2   TAX-FREE CASH RESERVE PORTFOLIO

                    Dear Fellow AIM Fund Shareholders:

                    Communication is always important and even more so in times of market volatility. On behalf of your Board of
                    Trustees, I intend to keep you informed on events relating to the governance of the portfolios of Invesco Aim
                    Cash Management and to assure you that the Board supports management's continuing investment discipline focused
    [CROCKETT       on the highest credit quality consistent with safety, liquidity and yield. At the same time, improved
      PHOTO]        performance, reduced shareholder costs and high ethical standards remain key areas of focus for your Board.

  Bruce Crockett       Your Board's membership and standing committees have changed a bit recently. Ruth Quigley retired from Board service at the end of 2007, after serving since 1998, and we thank her for her many contributions. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, formerly chaired by Ruth, has been reorganized and has taken on additional responsibilities as the Valuation, Distribution and
Proxy Oversight Committee under the chairmanship of Carl Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee in a normal rotation of duties.

   Your interests are our first priority and for that reason we want to maintain a two-way channel of communication with you. The value of this communication between the Board and shareholders of the AIM Funds has been noted within and beyond the Invesco Aim community. Morningstar, the mutual fund tracking company, has commented favorably on communications between the Board of Trustees of the AIM Funds and their shareholders in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07). If you have comments or questions about any areas relating to fund governance, I encourage you to contact me by email at bruce@brucecrockett.com.

   Your Board looks forward to keeping you informed about your funds and to another year of diligent governance on your behalf.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

May 19, 2008


3   TAX-FREE CASH RESERVE PORTFOLIO

FUND DATA

====================================================================================================================================
PRIVATE INVESTMENT CLASS DATA AS OF 3/31/08

             YIELDS                         WEIGHTED AVERAGE MATURITY                  TOTAL
7-DAY SEC YIELD   MONTHLY YIELD   RANGE DURING FISCAL YEAR   AT FISCAL YEAR END      NET ASSETS
     2.04%            2.50%              19-36 days                19 days        $249.37 million

The performance data quoted above represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted above. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. You may obtain performance data current to the most recent month-end by visiting invescoaim.com. The SEC yield listed above reflects fee waivers and/or expense reimbursements in effect for the period. Had the advisor and/or distributor not waived fees and/or reimbursed expenses, your 7-day SEC yield would have been 1.76%.

====================================================================================================================================

FUND COMPOSITION BY MATURITY

====================================================================================================================================

IN DAYS, AS OF 3/31/08   FUND OBJECTIVE AND STRATEGY

1-7               84.6%  The Fund seeks as high a level of tax-exempt income as is consistent with the preservation of capital and
8-30               1.9   maintenance of liquidity. We invest in high quality, short-term municipal obligations, seeking to provide
31-90              6.7   income exempt from federal taxation. The portfolio structure is driven to some extent by the supply and
91-180             5.5   availability of municipal securities. Liquidity is managed with daily and weekly variable-rate demand
181+               1.3   notes.

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940.

====================================================================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


4   TAX-FREE CASH RESERVE PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2008




                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-99.09%

ALABAMA-0.75%

  Greater Montgomery Educational Building
     Authority (The Saint James School Project);
     Series 2003-A, Educational Facilities VRD RB
     (LOC-Regions Bank)(a)(b)                         2.26%     06/01/23     $   460     $      460,000
-------------------------------------------------------------------------------------------------------
  Gulf Shores (City of) Medical Clinic Board
     (Colonial Pinnacle MOB, LLC Project); Series
     2007, Non-AMT VRD RB (LOC-Regions Bank)(a)(b)    2.31%     07/01/34       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Huntsville (City of); Series 2002 G, Unlimited
     Tax VRD GO Wts. (LOC-Regions Bank)(a)(b)         2.21%     07/01/22       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Mobile (City of) Downtown Redevelopment
     Authority (Lafayette Plaza Hotel Project);
     Series 2007-A, Non-AMT VRD RB (LOC-Regions
     Bank)(a)(b)                                      2.25%     05/01/32       6,360          6,360,000
-------------------------------------------------------------------------------------------------------
  Mobile (City of) Industrial Development Board
     (Holnam Inc. Project); Series 1999 B,
     Refunding Dock & Wharf VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.08%     06/01/32       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  Oxford (City of); Series 2003, Unlimited Tax VRD
     GO Wts. (LOC-Branch Banking & Trust
     Co.)(a)(b)                                       2.35%     07/01/15       1,285          1,285,000
-------------------------------------------------------------------------------------------------------
  Stevenson (City of) Industrial Development Board
     (The Mead Corp. Project); Series 1998 D,
     Refunding Environmental Improvement VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.08%     11/01/11       3,500          3,500,000
-------------------------------------------------------------------------------------------------------
  Washington (County of) Industrial Development
     Authority (Bay Gas Storage Co., Ltd.
     Project); Series 2007, VRD IDR (LOC-Regions
     Bank)(a)(b)                                      2.20%     08/01/37      19,150         19,150,000
=======================================================================================================
                                                                                             35,655,000
=======================================================================================================


ALASKA-1.79%

  Alaska (State of) Housing Finance Corp.;
     Series 2001 A, Governmental Purposes VRD
     RB(b)                                            2.00%     12/01/30       3,210          3,210,000
-------------------------------------------------------------------------------------------------------
     Series 2001 B, Governmental Purposes VRD
     RB(b)                                            2.00%     12/01/30      24,055         24,055,000
-------------------------------------------------------------------------------------------------------
  North Slope (Borough of); Series 2000 A,
     Refunding Unlimited Tax VRD GO (INS-MBIA
     Insurance Corp.)(b)(c)                           6.60%     06/30/10      33,535         33,535,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Alaska (State of) Housing
     Finance Corp.); Series 1999 D, VRD
     RB(b)(d)(e)                                      2.30%     06/01/49      25,000         25,000,000
=======================================================================================================
                                                                                             85,800,000
=======================================================================================================


ARIZONA-1.94%

  ABN AMRO Munitops Ctfs. Trust (Greater Arizona
     (State of) Development Authority Revenue
     Bonds); Series 2006-5, Single Non-AMT VRD
     Ctfs.(b)(d)(e)                                   3.01%     08/01/13       8,695          8,695,000
-------------------------------------------------------------------------------------------------------
  Arizona (State of) Health Facilities Authority
     (Banner Health); Series 2005 A, VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 2.65%     01/01/29      53,475         53,475,000
-------------------------------------------------------------------------------------------------------
  Arizona State University Board of Regents;
     Series 2003 A, VRD RB(b)                         2.60%     07/01/34      19,955         19,955,000
-------------------------------------------------------------------------------------------------------
  Casa Grande (City of) Industrial Development
     Authority (Center Park Apartments Project);
     Series 2001 A, Refunding Multi-Family Housing
     VRD IDR (CEP-Federal National Mortgage
     Association)(b)                                  2.25%     06/15/31       2,010          2,010,000
-------------------------------------------------------------------------------------------------------
  Casa Grande (City of) Industrial Development
     Authority (Quail Gardens Apartments); Series
     2001 A, Refunding Multi-Family Housing VRD
     IDR (CEP-Federal National Mortgage
     Association)(b)                                  2.25%     06/15/31       1,885          1,885,000
-------------------------------------------------------------------------------------------------------
  Phoenix (City of) Industrial Development
     Authority (Lynwood Apartments Project);
     Series 1994, Refunding Multi-Family Housing
     VRD IDR (CEP-Federal Home Loan Bank of San
     Francisco)(b)                                    2.18%     10/01/25       5,460          5,460,000
-------------------------------------------------------------------------------------------------------
  Yuma (City of) Industrial Development Authority
     (El Encanto Apartments Project); Series 2003,
     Refunding Multi-Family Housing VRD RB
     (CEP-Federal National Mortgage
     Association)(b)                                  2.09%     04/15/33       1,200          1,200,000
=======================================================================================================
                                                                                             92,680,000
=======================================================================================================


CALIFORNIA-0.07%

  California (State of) Health Facilities
     Financing Authority (Adventist Health
     System/West); Series 1998 A, Hospital VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 1.85%     09/01/28       3,440          3,440,000
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
COLORADO-3.59%

  Centerra Metropolitan District No. 1; Series
     2004, VRD RB (LOC-BNP Paribas)(a)(b)(f)          2.30%     12/01/29     $12,000     $   12,000,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Community Wireless of
     Park City, Inc. Project); Series 2003, Public
     Radio VRD RB (LOC-U.S. Bank, N.A.)(a)(b)         2.15%     12/01/23         600            600,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (National Jewish
     Federation Bond Program);
     Series 2003 A-1 Class III, VRD RB (LOC-Bank
     of America, N.A.)(a)(b)                          1.30%     09/01/33       7,080          7,080,000
-------------------------------------------------------------------------------------------------------
     Series 2007 A-10 Class I, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.30%     09/01/37       5,260          5,260,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Southeastern Baptist
     Theological Seminary Project); Series 2005,
     Educational Facilities VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.28%     03/01/25       8,275          8,275,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (The Presentation
     School, Inc. Project); Series 2006, VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      2.07%     12/01/36       7,250          7,250,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Trinity School of
     Durham and Chapel Hill Project); Series 2006,
     Educational Facilities VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.28%     09/01/26       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Wesleyan Christian
     Academy Project); Series 2007, Educational
     Facilities VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                       2.28%     05/01/32       8,310          8,310,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (YMCA of the Rockies
     Project); Series 2008, Refunding VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.15%     10/01/38       7,420          7,420,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Arapahoe House Project); Series 2004 A, VRD
     RB (LOC-Wells Fargo Bank, N.A.)(a)(b)            2.28%     04/01/24       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Colorado West Regional Mental Health, Inc.
     Project); Series 2005, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.06%     03/01/30          95             95,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (National Jewish Medical and Research Center
     Project); Series 2005, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.15%     01/01/35      11,100         11,100,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (The Evangelical Lutheran Good Samaritan
     Society Project); Series 2007, Health
     Facilities VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.09%     06/01/37       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Housing & Finance Authority;
     Series 2000 A-1, Class III, Multi-Family
     Housing VRD RB (INS-MBIA Insurance
     Corp.)(b)(c)                                     2.95%     04/01/30       6,040          6,040,000
-------------------------------------------------------------------------------------------------------
     Series 2002 B-3, Class I, Single Family
     Mortgage Non-AMT VRD RB(b)                       2.10%     11/01/21      11,600         11,600,000
-------------------------------------------------------------------------------------------------------
  Colorado Springs (City of) (Cook Communications
     Ministries Project); Series 2002, VRD IDR
     (LOC-Bank of America, N.A.)(a)(b)                2.12%     03/01/17       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Colorado Springs (City of) Utilities System;
     Series 2004 A, Refunding Sub. Lien VRD RB(b)     2.25%     11/01/23      14,975         14,975,000
-------------------------------------------------------------------------------------------------------
  Cornerstar (Metropolitan District of); Series
     2007, Special VRD RB (LOC-Banco Bilbao
     Vizcaya Argentaria, S.A.)(a)(b)(f)               2.29%     12/01/37       9,200          9,200,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     District (FasTracks Project)); Series 2006-
     0120 A, Sales Tax VRD COP RB(b)(d)(e)            2.28%     11/01/36       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Eaglebend Affordable Housing Corp.; Series 2006
     A, Refunding Multi-Family Housing VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      2.26%     07/01/21       4,880          4,880,000
-------------------------------------------------------------------------------------------------------
  Pueblo (County of) (El Pueblo Boys' and Girls'
     Ranch, Inc. Project); Series 2003, VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      2.30%     12/01/23       1,130          1,130,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Regional
     Transportation District (FasTracks Project));
     Series 10117, Sales Tax VRD RB(b)(d)(e)          2.39%     11/01/36      10,400         10,400,000
-------------------------------------------------------------------------------------------------------
     Series 10119, Sales Tax VRD RB(b)(d)(e)          2.39%     11/01/36       9,930          9,930,000
-------------------------------------------------------------------------------------------------------
  Southglenn Metropolitan District; Series 2007,
     Special VRD RB (LOC-BNP Paribas)(a)(b)(f)        2.26%     12/01/30      20,600         20,600,000
=======================================================================================================
                                                                                            171,445,000
=======================================================================================================


CONNECTICUT-0.03%

  Connecticut (State of) Development Authority
     (Central Vermont Public Service Corp.
     Project); Series 1985, Floating Rate VRD PCR
     (LOC-RBS Citizens N.A.)(a)(b)                    2.60%     12/01/15       1,400          1,400,000
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
DELAWARE-0.02%

  Delaware (State of) Economic Development
     Authority (Archmere Academy, Inc. Project);
     Series 2006, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      2.13%     07/01/36     $ 1,100     $    1,100,000
=======================================================================================================


DISTRICT OF COLUMBIA-2.15%

  District of Columbia (National Academy of
     Sciences Project);
     Series 1999 B, Commercial Paper                  5.00%     04/01/08      32,500         32,500,000
-------------------------------------------------------------------------------------------------------
     Series 1999 C, Commercial Paper                  5.00%     04/01/08      32,500         32,500,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (The Field School, Inc.
     Project); Series 2001 A, VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)(e)                             2.13%     07/01/31       2,650          2,650,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (Trinity College Issue);
     Series 2001, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.13%     07/01/31       5,750          5,750,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (Washington Drama Society,
     Inc. Issue); Series 2008, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.20%     07/01/47      15,000         15,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (District of Columbia); Series
     2004 B-13, Unlimited Tax GO(b)(d)(e)             3.75%     06/01/22       7,295          7,295,000
-------------------------------------------------------------------------------------------------------
  Washington Convention Center Authority; Series
     1998, Sr. Lien Dedicated Tax RB(g)(h)(i)         5.25%     10/01/08       7,145          7,328,887
=======================================================================================================
                                                                                            103,023,887
=======================================================================================================


FLORIDA-5.62%

  ABN AMRO Munitops Ctfs. Trust (Florida State
     Board of Education); Series 2004-48, Non-AMT
     Unlimited Tax VRD GO(b)(d)(e)                    2.31%     06/01/12       3,950          3,950,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Port St. Lucie
     (City of) Utility System); Series 2006-50,
     Non-AMT VRD RB Ctfs.(b)(d)(e)                    3.01%     09/01/14      12,200         12,200,000
-------------------------------------------------------------------------------------------------------
  Bay Medical Center Board of Trustees; Series
     2007 A, Refunding Hospital VRD RB
     (LOC-Regions Bank)(a)(b)                         2.28%     10/01/27      19,315         19,315,000
-------------------------------------------------------------------------------------------------------
  Brevard (County of) Health Facilities Authority
     (Wuesthoff Memorial Hospital Project); Series
     2001, VRD RB (LOC-Wachovia Bank N.A.)(a)(b)      2.10%     08/01/31      13,395         13,395,000
-------------------------------------------------------------------------------------------------------
  Broward (County of) Housing Finance Authority
     (Reflections Apartments Project); Series
     1999, Refunding Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.25%     12/01/29       1,720          1,720,000
-------------------------------------------------------------------------------------------------------
  Dade (County of) Industrial Development
     Authority (Dolphins Stadium Project); Series
     1985 A, VRD IDR (LOC-Societe Generale
     S.A.)(a)(b)(f)                                   1.94%     01/01/16       3,300          3,300,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Miami-Dade (County of)
     Expressway Authority); Series 2006-0121 A,
     VRD COP RB(b)(d)(e)                              2.28%     07/01/37      37,000         37,000,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (South Florida Water
     Management District); Series 2006-0136 A, VRD
     COP(b)(d)(e)                                     2.28%     10/01/36      19,730         19,730,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Higher Educational Facilities
     Financing Authority (Jacksonville University
     Project); Series 2006, VRD RB (LOC-Regions
     Bank)(a)(b)                                      2.10%     07/01/36      14,000         14,000,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Agency
     (Lakeside South Project); Series 1985 B,
     Multi-Family Housing VRD RB (CEP-Federal
     National Mortgage Association)(b)                2.22%     08/01/11       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Charleston Landings Apartments); Series 2001
     J-A, Refunding Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.09%     07/01/31       3,940          3,940,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Monterey Lake Apartments); Series 2005 C,
     Refunding Multi-Family Mortgage VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.09%     07/01/35       5,315          5,315,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Tuscany Pointe Apartments); Series 2005 D,
     Refunding Multi-Family Mortgage VRD RB
     (CEP-Federal National Mortgage
     Association)(b)                                  2.22%     11/15/35      11,090         11,090,000
-------------------------------------------------------------------------------------------------------
  Highlands (County of) Health Facilities
     Authority (Adventist Health); Series 2003 A,
     Hospital VRD RB (LOC-SunTrust Bank)(a)(b)        2.07%     11/15/32       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Health Facilities
     Authority (University of Florida Jacksonville
     Physicians, Inc. Project); Series 2002,
     Health Care Facilities VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             2.15%     06/01/22       9,858          9,858,000
-------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Housing Finance Authority
     (St. Augustine Apartments); Series 2006,
     Refunding Multi-Family Housing VRD RB
     (CEP-Federal National Mortgage
     Association)(b)                                  2.30%     07/15/33       2,430          2,430,000
-------------------------------------------------------------------------------------------------------
  JEA Water & Sewer System; Series 2008 A-2, VRD
     RB(b)                                            1.80%     10/01/42       9,550          9,550,000
-------------------------------------------------------------------------------------------------------
  Leesburg (City of) (The Villages Regional
     Hospital Project); Series 2006, Hospital VRD
     RB (LOC-Bank of Nova Scotia)(a)(b)(f)            2.25%     07/01/36      18,000         18,000,000
-------------------------------------------------------------------------------------------------------
  Marion (County of) Industrial Development
     Authority (Chambrel at Pinecastle Project);
     Series 2002, Refunding Multi-Family Housing
     VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.09%     11/15/32       1,800          1,800,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Miami-Dade (County of) (Miami International
     Airport); Series 2000 B, Non-AMT Aviation
     Commercial Paper Notes (LOC-BNP Paribas,
     Dexia Bank S.A.)(a)(f)                           2.05%     05/19/08     $ 4,557     $    4,557,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Palm Key Apartments Project); Series 1997 C,
     Refunding Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.30%     07/01/32       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Christian Prison Ministry, Inc.
     Project); Series 2005, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.28%     11/01/30       5,610          5,610,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Trinity Preparatory School of
     Florida, Inc. Project); Series 2005, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.15%     10/01/25       1,370          1,370,000
-------------------------------------------------------------------------------------------------------
  Orlando (City of) & Orange (County of)
     Expressway Authority; Series 2003 C-1,
     Refunding VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.15%     07/01/25       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (Palm Beach Day Academy,
     Inc. Project); Series 2006, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.13%     01/01/37       3,100          3,100,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Economic Development
     (YMCA of South Palm Beach County, Inc.
     Project); Series 2003, Refunding &
     Improvement VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.13%     11/01/28       5,250          5,250,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Housing Finance Authority
     (Emerald Bay Club Apartments Projects);
     Series 2004, Refunding Multi-Family Housing
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.24%     06/01/30      14,500         14,500,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Miami-Dade
     (County of) School Board); Series 12042, VRD
     COP(b)(d)(e)                                     2.33%     11/01/31       7,900          7,900,000
-------------------------------------------------------------------------------------------------------
  Sarasota (County of) (Sarasota Family YMCA, Inc.
     Project); Series 1999, VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.13%     10/01/21         975            975,000
-------------------------------------------------------------------------------------------------------
  Seminole (County of) Industrial Development
     Authority (Hospice of the Comforter Project);
     Series 2006, Healthcare Facilities VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     2.25%     12/01/25       4,525          4,525,000
-------------------------------------------------------------------------------------------------------
  Tampa (City of) (DACCO Project); Series 2007,
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.13%     08/01/35      16,325         16,325,000
-------------------------------------------------------------------------------------------------------
  University of North Florida Foundation, Inc.;
     Series 1998, Parking System VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.47%     05/01/28       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Venice (City of) (Bon Secours Health System,
     Inc.); Series 2002 B, Health Care VRD RB
     (INS-Financial Security Assurance Inc.)(b)(c)    2.06%     11/01/28       2,125          2,125,000
-------------------------------------------------------------------------------------------------------
  Volusia (County of) Health Facilities Authority
     (Southwest Volusia Healthcare Corp.); Series
     1994 A, Hospital VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      2.09%     11/15/23       1,755          1,755,000
=======================================================================================================
                                                                                            268,685,000
=======================================================================================================


GEORGIA-5.14%

  Albany (City of) & Dougherty (County of)
     Hospital Authority (Phoebe Putney Memorial
     Hospital); Series 1996, VRD RB(b)                2.70%     09/01/26      20,330         20,330,000
-------------------------------------------------------------------------------------------------------
  Atlanta (City of) (Westside Project); Series
     2001, VRD Tax Allocation (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.13%     12/01/22       5,430          5,430,000
-------------------------------------------------------------------------------------------------------
  Atlanta (City of) Water & Wastewater Revenue;
     Series 2001 B, VRD RB (INS-Financial Security
     Assurance, Inc.)(b)(c)                           2.25%     11/01/38      24,660         24,660,000
-------------------------------------------------------------------------------------------------------
  Augusta (City of) Housing Authority (Westbury
     Creek Apartments); Series 2003 A, Refunding
     Multi-Family Housing VRD RB (CEP-Federal
     National Mortgage Association)(b)                2.25%     05/15/33       1,595          1,595,000
-------------------------------------------------------------------------------------------------------
  Clayton (County of) Development Authority (DACC
     Public Purpose Corp. II Project); Series
     2007, VRD RB (LOC-Dexia Bank S.A.)(a)(b)(f)      2.28%     07/01/32       4,785          4,785,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority
     (Institute of Nuclear Power Operations
     Project); Series 1998, VRD RB (LOC-SunTrust
     Bank)(a)(b)(e)                                   2.09%     02/01/13       2,365          2,365,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority (Mt.
     Paran Christian School, Inc. Project); Series
     2002, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.13%     07/01/22       6,765          6,765,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority (Young
     Men's Christian Association of Cobb County,
     Georgia, Inc. Project); Series 1998, VRD RB
     (LOC-SunTrust Bank)(a)(b)(e)                     2.15%     06/01/19       5,600          5,600,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Housing Authority (Tamarron
     Apartments Project); Series 2003, Refunding
     Multi-Family Housing VRD RB (CEP-Federal Home
     Loan Mortgage Corp.)(b)                          2.10%     03/01/24       1,980          1,980,000
-------------------------------------------------------------------------------------------------------
  Columbia (County of) Residential Care Facilities
     for The Elderly Authority (Augusta Resource
     Center on Aging Inc.-Brandon Wilde Lifecare
     Community Center);
     Series 1990, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.13%     01/01/21       3,730          3,730,000
-------------------------------------------------------------------------------------------------------
     Series 1994, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.15%     01/01/21       2,660          2,660,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

  DeKalb (County of) Development Authority
     (Atlanta Jewish Community Center, Inc.
     Project); Series 1999, VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.13%     09/01/24     $ 2,150     $    2,150,000
-------------------------------------------------------------------------------------------------------
  DeKalb (County of) Development Authority
     (Catholic School Properties, Inc. Project);
     Series 1999, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)(e)               2.10%     04/01/24       1,400          1,400,000
-------------------------------------------------------------------------------------------------------
  DeKalb (County of) Hospital Authority (DeKalb
     Medical Center, Inc. Project); Series 2003 B,
     VRD RAC (INS-Financial Security Assurance
     Inc.)(b)(c)                                      2.10%     09/01/31      17,610         17,610,000
-------------------------------------------------------------------------------------------------------
  DeKalb (County of) Housing Authority (Clairmont
     Crest Project); Series 1995, Refunding Multi-
     Family Housing VRD RB (CEP-Federal National
     Mortgage Association)(b)                         2.20%     06/15/25       7,840          7,840,000
-------------------------------------------------------------------------------------------------------
  Fayette (County of) Development Authority
     (Catholic Education of North Georgia, Inc.
     Project); Series 2002, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.15%     04/01/28       2,160          2,160,000
-------------------------------------------------------------------------------------------------------
  Forsyth (County of) Development Authority
     (Pinecrest Academy Inc. Project); Series
     2000, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                       2.28%     09/01/25       8,600          8,600,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Arthritis Foundation Inc. Project); Series
     1996, VRD RB (LOC-SunTrust Bank)(a)(b)(e)        2.09%     12/01/16       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Bridgeway Foundation for Education, Inc.
     Project); Series 2000, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.15%     06/01/15       1,625          1,625,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Doris
     & Alex Weber Jewish Community High School,
     Inc. Project); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     12/01/30       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (King's
     Ridge Christian School Project); Series 2006,
     VRD RB (LOC-Branch Banking & Trust Co.)(a)(b)    2.28%     05/01/26       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Mount
     Vernon Presbyterian School, Inc.); Series
     2005, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                       2.28%     08/01/35       4,100          4,100,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Shepherd Center, Inc. Project); Series 2005,
     VRD RB (LOC-SunTrust Bank)(a)(b)                 2.09%     09/01/35       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Woodward Academy, Inc. Project); Series
     2002, VRD RB (LOC-SunTrust Bank)(a)(b)           2.09%     12/01/27       1,080          1,080,000
-------------------------------------------------------------------------------------------------------
  Georgia (State of) Road & Tollway Authority
     (Federal Highway Grant); Series 2006, RAN        5.00%     06/01/08       7,345          7,359,864
-------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Housing Authority (The
     Greens Apartments Project); Series 1995,
     Refunding Multi-Family Housing VRD RB
     (CEP-Federal National Mortgage
     Association)(b)                                  2.09%     06/15/25       7,300          7,300,000
-------------------------------------------------------------------------------------------------------
  Marietta (City of) Housing Authority (Wood Glen
     Apartments Project); Series 1994, Refunding
     Multi-Family Housing VRD RB (CEP-Federal Home
     Loan Mortgage Corp.)(b)                          2.12%     07/01/24       2,860          2,860,000
-------------------------------------------------------------------------------------------------------
  Marietta (City of) Housing Authority (Wood Knoll
     Apartments Project); Series 1994, Refunding
     Multi-Family Housing VRD RB (CEP-Federal Home
     Loan Mortgage Corp.)(b)                          2.12%     07/01/24      10,105         10,105,000
-------------------------------------------------------------------------------------------------------
  Metropolitan Atlanta Rapid Transit Authority;
     Series 1998 B, Second Indenture Sales Tax
     RB(g)(h)(i)                                      5.10%     07/01/08      13,000         13,233,521
-------------------------------------------------------------------------------------------------------
     Series 2007 D, Third Indenture Sales Tax
     Revenue Commercial Paper BAN                     0.90%     04/03/08      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 D, Third Indenture Sales Tax
     Revenue Commercial Paper BAN                     2.55%     06/11/08      15,200         15,200,000
-------------------------------------------------------------------------------------------------------
  Private Colleges & Universities Authority (Agnes
     Scott College); Series 2004 B, Refunding
     Educational Facilities VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.13%     06/01/23       4,300          4,300,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Georgia (State
     of)); Series 10079, VRD GO(b)(d)(e)              2.24%     07/01/15      18,080         18,080,000
-------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (The Savannah Country Day School,
     Inc. Project); Series 2007, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     05/01/32       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (Westside Urban Health Center Inc.
     Project); Series 2002 A, VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      2.14%     03/01/18       2,220          2,220,000
-------------------------------------------------------------------------------------------------------
  Smyrna (City of) Hospital Authority (Ridgeview
     Institute Inc. Project); Series 2002, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.15%     11/01/27       1,560          1,560,000
-------------------------------------------------------------------------------------------------------
  Waleska (City of) Downtown Development Authority
     (Reinhardt College Project); Series 2003, VRD
     RB (LOC-Regions Bank)(a)(b)                      2.24%     10/01/28       6,465          6,465,000
=======================================================================================================
                                                                                            245,548,385
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
IDAHO-1.06%

  Custer (County of) Pollution Control (Amoco Oil
     Co.-Standard Oil Industry Project); Series
     1983, VRD PCR(b)(f)                              3.50%     10/01/09     $23,000     $   23,000,000
-------------------------------------------------------------------------------------------------------
  Idaho (State of) Health Facilities Authority
     (St. Luke's Regional Medical Center Project);
     Series 2000, VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            1.30%     07/01/30      17,575         17,575,000
-------------------------------------------------------------------------------------------------------
  Idaho (State of); Series 2007, Unlimited Tax TAN
     GO                                               4.50%     06/30/08      10,000         10,018,247
=======================================================================================================
                                                                                             50,593,247
=======================================================================================================


ILLINOIS-10.09%

  ABN AMRO Munitops Ctfs. Trust (Chicago (City
     of));
     Series 2005-31, Non-AMT Unlimited Tax VRD
     GO(b)(d)(e)                                      2.24%     07/01/12       9,995          9,995,000
-------------------------------------------------------------------------------------------------------
     Series 2005-40, Non-AMT Unlimited Tax VRD
     GO(b)(d)(e)                                      2.24%     07/01/13      15,165         15,165,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Illinois (State
     of) Finance Authority (Northwestern
     University)); Series 2006-67, Non-AMT VRD
     RB(b)(d)(e)                                      2.23%     12/01/13       9,995          9,995,000
-------------------------------------------------------------------------------------------------------
  Aurora (City of) Kane, DuPage, Will & Kendall
     (Counties of) Economic Development (Aurora
     University); Series 2004, VRD RB (LOC-Harris
     N.A.)(a)(b)                                      3.50%     03/01/35       7,450          7,450,000
-------------------------------------------------------------------------------------------------------
  Channahon (Village of) (Morris Hospital); Series
     2003 D, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)       2.05%     12/01/32       2,785          2,785,000
-------------------------------------------------------------------------------------------------------
  Chicago (City of);
     Series 1997, Limited Tax Tender VRD GO
     (LOC-Harris N.A.)(a)(b)                          2.25%     01/01/12       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
     Series 2004, Refunding Second Lien Water VRD
     RB (INS-MBIA Insurance Corp.)(b)(c)              3.00%     11/01/31       5,005          5,005,000
-------------------------------------------------------------------------------------------------------
  Cook (County of) Community Consolidated School
     District No. 21 (Wheeling Community);
     Series 2006, Educational Purposes TAN            5.05%     05/01/08       9,500          9,512,316
-------------------------------------------------------------------------------------------------------
     Series 2006, Operations and Maintenance
     Purposes TAN                                     5.05%     05/01/08       2,500          2,503,241
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     Authority); Series 2000-1303 A, VRD
     COP(b)(d)(e)                                     2.28%     07/01/23      19,000         19,000,000
-------------------------------------------------------------------------------------------------------
  Glendale Heights (Village of) (Glendale Lakes
     Project); Series 2000, Refunding Multi-Family
     Housing VRD RB (CEP-Federal Home Loan
     Mortgage Corp.)(b)                               2.25%     03/01/30      14,845         14,845,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Chicago Educational Television
     Association Project); Series 1994 A, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                2.05%     11/01/14       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Chicago Symphony Orchestra
     Project); Series 1999, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.05%     12/01/33         700            700,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Crown Court Properties, Ltd.
     Project); Series 2001 A, Housing VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)(e)                   2.10%     03/01/27       2,075          2,075,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Embers Elementary School Project);
     Series 2002, Educational Facilities VRD RB
     (LOC-Bank of America, N.A.)(a)(b)(e)             2.10%     04/01/32       2,095          2,095,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Fenwick High School Project);
     Series 1997, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      3.50%     03/01/32       4,300          4,300,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Goodman Theatre Project); Series
     1999, VRD RB (LOC-Northern Trust Co.,
     JPMorgan Chase Bank, N.A.)(a)(b)                 3.50%     12/01/33       8,700          8,700,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Institute of Gas Technology
     Project); Series 1999, VRD IDR (LOC-Harris
     N.A.)(a)(b)                                      2.25%     09/01/24       1,900          1,900,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (James Jordan Boys & Girls Club and
     Family Life Center Project); Series 1995, VRD
     RB (LOC-JPMorgan Chase Bank, N.A., Bank of
     America N.A.)(a)(b)(e)                           2.25%     08/01/30       4,700          4,700,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Museum of Contemporary Art
     Project); Series 1994, VRD RB (LOC-JPMorgan
     Chase Bank, N.A., Northern Trust Co.)(a)(b)      2.15%     02/01/29       4,800          4,800,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Provena Health); Series 1998 C,
     VRD RB (INS-MBIA Insurance Corp.)(b)(c)          3.15%     05/01/28      30,100         30,100,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Providence-St. Mel School
     Project); Series 2002, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          3.50%     06/01/37       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (St. Ignatius College Prep
     Project); Series 2002, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.21%     06/01/32       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Teachers Academy for Mathematics &
     Science Project); Series 2001, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     02/01/21       2,255          2,255,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Illinois (State of) Development Finance
     Authority (Village of Oak Park Residence
     Corp. Project); Series 2001, VRD RB (LOC-Bank
     of America, N.A.)(a)(b)(e)                       2.10%     07/01/41     $ 2,975     $    2,975,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (West Central Illinois Educational
     Telecommunications Corp. Project); Series
     2002, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.28%     09/01/32       3,460          3,460,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Chicago Children's Museum); Series
     1994, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      3.50%     02/01/28       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Columbia College Chicago); Series
     2000, VRD RB (LOC-Harris N.A.)(a)(b)             2.08%     06/01/30       2,605          2,605,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Dominican University); Series 2000
     B, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.25%     10/01/30       3,050          3,050,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Field Museum of Natural History);
     Series 1998, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.20%     11/01/32       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Museum of Science & Industry);
     Series 1992, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      3.60%     10/01/26       6,950          6,950,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (National-Louis University); Series
     1999 A, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.10%     06/01/29       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Pooled Financing Program); Series
     2002, Commercial Paper RN (LOC-Northern Trust
     Co.)(a)                                          1.80%     05/20/08      29,000         29,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Advocate
     Health Care Network);
     Series 2008 A-1, VRD RB(b)                       1.90%     01/15/09       5,685          5,685,000
-------------------------------------------------------------------------------------------------------
     Series 2008 A-2, VRD RB(b)                       1.90%     02/05/09       4,750          4,750,000
-------------------------------------------------------------------------------------------------------
     Series 2008 A-3, VRD RB(b)                       1.90%     04/01/09       5,685          5,685,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Bradley
     University); Series 2008 A, Refunding VRD RB
     (LOC-Northern Trust Co.)(a)(b)                   2.25%     04/01/33       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Chicago
     Historical Society); Series 2006, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.20%     01/01/36       1,400          1,400,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (IIT
     Research Institute); Series 2004, VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     2.25%     10/01/34       1,175          1,175,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Jewish
     Charities Revenue Anticipation Note Program);
     Series 2007-2008 A, VRD RB (LOC-Harris
     N.A.)(a)(b)                                      2.34%     06/30/08       8,835          8,835,000
-------------------------------------------------------------------------------------------------------
     Series 2007-2008 B, VRD RN (LOC-Harris
     N.A.)(a)(b)                                      2.25%     06/30/08       4,895          4,895,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Joan W. &
     Irving B. Harris Theater for Music and Dance
     Project); Series 2005, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             2.19%     03/01/40       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Lawrence
     Hall Youth Services); Series 2006, VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     2.25%     11/01/41       1,150          1,150,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Proctor
     Hospital); Series 2006 B, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     01/01/16       3,770          3,770,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Sedgebrook, Inc. Facility); Series 2007 B,
     VRD RB (LOC-Fortis Bank NV/SA)(a)(b)(f)          2.08%     11/01/42      19,500         19,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Sunshine
     Through Golf Foundation Project); Series 2004
     A, VRD RB (LOC-Bank of America, N.A.)(a)(b)      2.10%     11/01/24       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Three
     Crowns Park Project); Series 2006 C, VRD RB
     (LOC-Allied Irish Banks PLC)(a)(b)(f)            2.07%     02/15/38       1,275          1,275,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Village
     of Oak Park Residence Corp. Project); Series
     2006, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(e)                                   2.10%     09/01/46       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (YMCA of
     Metropolitan Chicago Project); Series 2004,
     VRD RB (LOC-Harris N.A.)(a)(b)                   2.20%     06/01/34      11,500         11,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Cradle Society Project); Series 1998, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            3.50%     04/01/33       3,800          3,800,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Evanston Northwestern Healthcare Corp.);
     Series 1998, RB                                  2.10%     07/03/08      30,000         30,000,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Illinois (State of) Health Facilities Authority
     (Ingalls Memorial Hospital); Series 1985 B,
     VRD RB (LOC-Northern Trust Co.)(a)(b)            2.05%     01/01/16     $ 1,400     $    1,400,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Loyola University Health System); Series
     1997 B, VRD RB (INS-MBIA Insurance
     Corp.)(b)(c)                                     3.00%     07/01/24       7,760          7,760,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Memorial Medical Center); Series 1985 C, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)         2.28%     01/01/16       4,215          4,215,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 D, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                3.50%     08/01/15       8,900          8,900,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (The Carle Foundation); Series 1998 B, VRD
     RB(b)                                            7.75%     07/01/28       8,650          8,650,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (The University of Chicago Hospitals and
     Health System); Series 1998, VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           2.05%     08/01/26      14,000         14,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Housing Development
     Authority (Lakeshore Plaza Development);
     Series 2000 A, Multi-Family Housing VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 6.00%     07/01/27       8,175          8,175,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Toll Highway Authority;
     Series 1993 B, Refunding Toll Highway VRD RB
     (LOC-Societe Generale S.A.)(a)(b)(f)             2.15%     01/01/10      21,000         21,000,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Chicago (City of) Chicago
     O'Hare International Airport); Series 2008-
     2500, General Airport Third Lien VRD
     RB(b)(d)(e)                                      2.29%     01/01/15       3,010          3,010,000
-------------------------------------------------------------------------------------------------------
  Lombard (Village of) (Clover Creek Apartments
     Project); Series 2000, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.14%     12/15/30      14,855         14,855,000
-------------------------------------------------------------------------------------------------------
  Monmouth (City of) Industrial Development
     Project (Monmouth College Project); Series
     2005, VRD IDR (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.24%     06/01/35       1,065          1,065,000
-------------------------------------------------------------------------------------------------------
  Oak Forest (City of) (Homewood Pool-South
     Suburban Mayors and Managers Association
     Program); Series 1989, VRD RB (LOC-Fifth
     Third Bank)(a)(b)                                2.25%     07/01/24       2,050          2,050,000
-------------------------------------------------------------------------------------------------------
  Peoria (County of) Community Unit School
     District No. 323 (Dunlap); Series 2006,
     Unlimited Tax VRD GO (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.20%     04/01/26       4,750          4,750,000
-------------------------------------------------------------------------------------------------------
  Quincy (City of) (Blessing Hospital Project);
     Series 2004, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      3.50%     11/15/33       4,830          4,830,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Chicago (City of)
     Water Revenue); Series 10137, Sr. Lien Water
     VRD RB(b)(d)(e)                                  2.39%     11/01/26       8,215          8,215,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Illinois (State
     of)); Series 12020, VRD GO(b)(d)(e)              2.28%     06/01/19       4,715          4,715,000
-------------------------------------------------------------------------------------------------------
  Schaumburg (Village of) (Treehouse II Apartments
     Project); Series 1999, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.10%     12/15/29       4,800          4,800,000
-------------------------------------------------------------------------------------------------------
  South Barrington (Village of); Series 1998,
     Unlimited Tax VRD GO (LOC-Harris N.A.)(a)(b)     3.50%     12/01/27       2,600          2,600,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Illinois);
     Series 2000 S, VRD RB(b)(d)(e)                   2.30%     04/01/30      17,900         17,900,000
=======================================================================================================
                                                                                            482,430,557
=======================================================================================================


INDIANA-2.65%

  Indiana (State of) Development Finance Authority
     (Indiana Historical Society, Inc. Project);
     Series 1997, Educational Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(e)         2.15%     08/01/31      12,400         12,400,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indianapolis Museum of Art, Inc. Project);
     Series 2004, Educational Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            3.50%     02/01/39       6,400          6,400,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Youth Opportunity Center, Inc. Project);
     Series 1998, Educational Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     01/01/24       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
     Series 1999, VRD IDR (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                2.25%     01/01/29       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Educational Facilities
     Authority (Marian College Project); Series
     2003, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.20%     04/01/24       2,560          2,560,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health & Educational Facility
     Financing Authority (Sisters of St. Francis
     Health Services, Inc. Obligated Group);
     Series 2006 A, Refunding Health System Non-
     AMT VRD RB (INS-MBIA Insurance Corp.)(b)(c)      3.15%     11/01/37      12,250         12,250,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Clark Memorial Hospital Project);
     Series 2001, Health Care Facility VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     12/01/21       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
     Series 2004 A, Health Care Facility VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     04/01/24       3,000          3,000,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

  Indiana (State of) Health Facility Financing
     Authority (Community Hospitals Project);
     Series 1997 A, Hospital VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.25%     07/01/27     $ 7,000     $    7,000,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Deaconess Hospital Obligated
     Group); Series 2004 B, Hospital VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     2.25%     01/01/29       2,730          2,730,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Transportation Finance
     Authority; Series 1996 A, Refunding Airport
     Facilities Lease RB(i)                           6.00%     11/01/08       4,165          4,263,702
-------------------------------------------------------------------------------------------------------
  Indianapolis (City of) Local Public Improvement
     Bond Bank; Series 2002 F-1, Refunding VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 2.25%     02/01/20      27,710         27,710,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Indiana University (Trustees
     of)); Series 2008-2494, Consolidated VRD
     RB(b)(d)(e)                                      2.29%     12/15/15       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Monroe (County of) Hospital Authority
     (Bloomington Hospital Obligated Group);
     Series 1999, Refunding Hospital VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 2.75%     05/01/11      13,800         13,800,000
-------------------------------------------------------------------------------------------------------
  St. Joseph (County of) (Holy Cross Village at
     Notre Dame Project); Series 2006 D, Economic
     Development VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.08%     05/15/39       5,950          5,950,000
-------------------------------------------------------------------------------------------------------
  Tippecanoe (County of) (Faith Properties Inc.
     Project); Series 2005, VRD RB (LOC-Regions
     Bank)(a)(b)                                      2.08%     11/01/30       6,475          6,475,000
-------------------------------------------------------------------------------------------------------
  University of Southern Indiana; Series 1999 G,
     Student Fee VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.25%     10/01/19       3,700          3,700,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Porter (County of) Jail
     Building Corp.); Series 2001-A58, Refunding
     VRD RB(b)(d)(e)                                  2.30%     07/10/21       9,370          9,370,000
=======================================================================================================
                                                                                            126,608,702
=======================================================================================================


IOWA-0.90%

  Iowa (State of) Finance Authority (Morningside
     College Project); Series 2002, Private
     College Facility VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.30%     10/01/32       1,510          1,510,000
-------------------------------------------------------------------------------------------------------
  Iowa (State of) Higher Education Loan Authority
     (Private Education Working Capital Loan
     Program);  Series 2007 F-Morningside College,
     RAN (LOC-U.S. Bank, N.A.)(a)                     4.50%     05/20/08       1,000          1,001,033
-------------------------------------------------------------------------------------------------------
     Series 2007 C-University of Dubuque, RAN         4.50%     05/20/08       3,500          3,503,293
-------------------------------------------------------------------------------------------------------
  Iowa (State of) School Cash Anticipation
     Program; Series 2007-2008 A, Wts. Ctfs. RN
     (INS-Financial Security Assurance Inc.)(c)       4.50%     06/27/08      17,000         17,029,984
-------------------------------------------------------------------------------------------------------
  Iowa (State of); Series 2007, TRAN                  4.00%     06/30/08      20,000         20,036,258
=======================================================================================================
                                                                                             43,080,568
=======================================================================================================


KANSAS-0.19%

  Reset Option Ctfs. Trust II-R (Wyandotte (County
     of) & Kansas City (City of) Unified
     Government); Series 12036, Refunding Utility
     System VRD RB(b)(d)(e)                           2.33%     09/01/21       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Shawnee (City of) (Shawnee Village Associates
     Project); Series 1984, VRD IDR (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.15%     12/01/09       4,075          4,075,000
=======================================================================================================
                                                                                              9,075,000
=======================================================================================================


KENTUCKY-1.77%

  Eagle Tax-Exempt Trust (Louisville (City of) &
     Jefferson (County of) Metropolitan Sewer
     District); Series 2006-0053 A, VRD COP
     RB(b)(d)(e)                                      2.28%     05/15/33      28,335         28,335,000
-------------------------------------------------------------------------------------------------------
  Ewing (City of) Kentucky Area Development
     Districts Financing Trust; Series 2000, Lease
     Acquisition Program VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.20%     06/01/33       8,687          8,687,000
-------------------------------------------------------------------------------------------------------
  Kentucky (State of) Asset/Liability Commission
     General Fund; Series 2007 A, TRAN                4.50%     06/26/08      20,000         20,035,789
-------------------------------------------------------------------------------------------------------
  Louisville (City of) & Jefferson (County of)
     Visitors and Convention Commission (Kentucky
     International Convention Center Expansion
     Project); Series 2004 B, Refunding Dedicated
     VRD RB (INS-Financial Security Assurance
     Inc.)(b)(c)                                      3.60%     12/01/22       3,725          3,725,000
-------------------------------------------------------------------------------------------------------
  Newport (City of) Kentucky League of Cities
     Funding Trust; Series 2002, Lease Program VRD
     RB (LOC-U.S. Bank, N.A.)(a)(b)                   2.25%     04/01/32      15,050         15,050,000
-------------------------------------------------------------------------------------------------------
  Public Energy Authority of Kentucky, Inc.;
     Series 2006 A, Gas Supply VRD RB(b)(f)           1.18%     08/01/16       9,000          9,000,000
=======================================================================================================
                                                                                             84,832,789
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
LOUISIANA-0.96%

  Baton Rouge (City of); Series 1998 A, Refunding
     & Public Improvement Sales Tax RB(g)(h)(i)       5.25%     08/01/08     $ 2,470     $    2,533,849
-------------------------------------------------------------------------------------------------------
  Denham Springs (City of) Economic Development
     District (Bass Pro Shops Project); Series
     2007 A, Sales Tax Increment VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.21%     01/01/37       5,060          5,060,000
-------------------------------------------------------------------------------------------------------
  Lafayette (City of) Economic Development
     Authority (Stirling Lafayette, LLC Project);
     Series 2008, Gulf Opportunity Zone RB
     (LOC-Regions Bank)(a)                            2.21%     02/01/38       7,350          7,350,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (GCGK Investments, L.L.C. Project); Series
     2006, VRD RB (LOC-Regions Bank)(a)(b)            2.21%     05/01/26       6,460          6,460,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (II City Plaza LLC Project); Series 2008, VRD
     RB (LOC-Regions Bank)(a)(b)                      2.20%     03/01/40      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (River View Villas Project); Series 2006,
     Refunding Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.09%     04/01/36       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (Tiger Athletic Foundation Project); Series
     1999, VRD RB (LOC-Regions Bank)(a)(b)            2.20%     09/01/28       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of); Series 1998-A, Refunding
     Unlimited Tax GO                                 5.50%     04/15/08       5,000          5,003,305
-------------------------------------------------------------------------------------------------------
  Monroe (City of); Series 2007 A, Refunding Sales
     Tax VRD RB (INS-Financial Security Assurance
     Inc.)(b)(c)                                      2.28%     07/01/26       7,000          7,000,000
=======================================================================================================
                                                                                             45,907,154
=======================================================================================================


MAINE-0.20%

  Maine (State of) Finance Authority (Kents Hill
     School Issue);
     Series 2000, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.15%     07/01/30       2,400          2,400,000
-------------------------------------------------------------------------------------------------------
     Series 2006, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.15%     01/01/36       2,400          2,400,000
-------------------------------------------------------------------------------------------------------
  Maine (State of) Housing Authority;
     Series 2003 E-1, Mortgage Purchase VRD RB(b)     5.25%     11/15/30       1,900          1,900,000
-------------------------------------------------------------------------------------------------------
     Series 2003 E-1, Non-AMT Mortgage Purchase
     VRD RB(b)                                        5.25%     11/15/32       2,775          2,775,000
=======================================================================================================
                                                                                              9,475,000
=======================================================================================================


MARYLAND-1.76%

  Baltimore (County of) (Blue Circle Inc.
     Project); Series 1992, Refunding Economic
     Development VRD RB (LOC-BNP Paribas)(a)(b)(f)    2.25%     12/01/17       7,140          7,140,000
-------------------------------------------------------------------------------------------------------
  Frederick (County of) (Buckingham's Choice Inc.
     Project); Series 1997 C, Retirement Community
     VRD RB (LOC-Branch Banking & Trust Co.)(a)(b)    2.08%     01/01/27       6,000          6,000,000
-------------------------------------------------------------------------------------------------------
  Howard (County of) (Norbel School Inc. Project);
     Series 2001, Economic Development VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     02/01/28       4,785          4,785,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Annapolis Life Care,
     Inc. Issue); Series 2007, VRD RB (LOC-RBS
     Citizens, N.A.)(a)(b)                            2.10%     07/01/40       4,800          4,800,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Odenton Christian
     School Issue); Series 2008, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                2.07%     07/01/33       3,590          3,590,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Pickersgill, Inc.
     Issue); Series 2005 B, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.07%     01/01/35       7,175          7,175,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (University of Maryland
     Medical System Issue); Series 2007 A, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.07%     07/01/34       4,400          4,400,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Industrial Development
     Financing Authority (Baltimore International
     College Facility); Series 2005, Economic
     Development VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 2.28%     11/01/30       4,800          4,800,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of);
     Series 2002, Consolidated Public Improvement
     Commercial Paper BAN                             1.07%     04/02/08      20,500         20,500,000
-------------------------------------------------------------------------------------------------------
     Series 2002, Consolidated Public Improvement
     Commercial Paper BAN                             1.20%     04/03/08       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Housing Opportunities
     Commission (Oakwood-Gaithersburg); Series
     1991 A, Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.09%     11/01/12      18,825         18,825,000
=======================================================================================================
                                                                                             84,015,000
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MASSACHUSETTS-1.76%

  Massachusetts (State of) Development Finance
     Agency (Brandon Residential Treatment Center,
     Inc. Project); Series 2003, VRD RB
     (LOC-SunTrust Bank)(a)(b)                        2.21%     04/01/28     $ 2,640     $    2,640,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (CP Program 5 Issue);
     Series 2007, Commercial Paper RN (LOC-TD
     Banknorth, N.A.)(a)(f)                           1.70%     04/01/08      15,927         15,927,000
-------------------------------------------------------------------------------------------------------
     Series 2007, Commercial Paper RN (LOC-TD
     Banknorth, N.A.)(a)(f)                           2.60%     04/01/08       6,372          6,372,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Ursuline Academy Dedham Issue);
     Series 2002, VRD RB (LOC-RBS Citizens,
     N.A.)(a)(b)                                      2.07%     05/01/32       2,095          2,095,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Capital Assets
     Project); Series 1985 D, VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           1.70%     01/01/35       8,100          8,100,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Childrens Hospital
     Issue); Series 2006 L-2, VRD RB(b)               3.50%     10/01/42       8,150          8,150,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Harvard University
     Issue);
     Series 2003 EE, Unsec. Commercial Paper RN       2.00%     04/03/08       5,888          5,888,000
-------------------------------------------------------------------------------------------------------
     Series 2003 EE, Unsec. Commercial Paper RN       1.20%     04/08/08      26,900         26,900,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) School Building
     Authority; Series 2007 A, Commercial Paper
     Notes (LOC-Bank of Nova Scotia)(a)(f)            2.15%     06/09/08       8,000          8,000,000
=======================================================================================================
                                                                                             84,072,000
=======================================================================================================


MICHIGAN-4.85%

  ABN AMRO Munitops Ctfs. Trust (Bay City (City
     of) School District); Series 2006-51, Non-AMT
     Unlimited Tax VRD GO(b)(d)(e)                    2.24%     05/01/14      11,910         11,910,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Michigan (State of)
     Building Authority); Series 2006-0142 A, VRD
     COP(b)(d)(e)                                     2.28%     10/15/36       9,090          9,090,000
-------------------------------------------------------------------------------------------------------
  Grand Valley State University Board of Trustees;
     Series 2008 B, Refunding General VRD RB
     (LOC-RBS Citizens, N.A.)(a)(b)                   1.95%     12/01/31       5,600          5,600,000
-------------------------------------------------------------------------------------------------------
  Green Lake (Township of) Economic Development
     Corp. (Interlochen Center For The Arts
     Project); Series 2004, Refunding VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.15%     06/01/34       1,900          1,900,000
-------------------------------------------------------------------------------------------------------
  Kalamazoo (City of) Economic Development
     Corporation (Friendship Village of
     Kalamazoo); Series 1997 B, Limited Obligation
     VRD RB (LOC-Fifth Third Bank)(a)(b)              2.13%     05/15/27       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  Kent (County of) Hospital Finance Authority
     (Metropolitan Hospital Project); Series 2005
     B, Refunding VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.15%     07/01/40       2,700          2,700,000
-------------------------------------------------------------------------------------------------------
  Livonia (City of) Economic Development Corp.
     (Madonna University Project); Series 2007,
     Limited Obligation VRD RB (LOC-RBS Citizens,
     N.A.)(a)(b)                                      2.25%     04/01/38       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Building Authority; Series
     2005-5, Commercial Paper Notes (LOC-Bank of
     New York Mellon, State Street Bank & Trust
     Co.)(a)                                          2.25%     05/22/08      37,040         37,040,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Higher Education Facilities
     Authority (Davenport University Project);
     Series 2004, Limited Obligation VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     2.25%     06/01/34       3,400          3,400,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Healthcare Equipment Loan Program);
     Series 2006 C, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      2.30%     12/01/32       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      2.30%     12/01/32       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Oaklawn Hospital); Series 2006, Refunding
     Hospital VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.25%     11/01/37      36,700         36,700,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Trinity Health Credit Group); Series 2000 E,
     Refunding VRD RB(b)                              5.00%     12/01/30      42,700         42,700,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Housing Development
     Authority (JAS Non-Profit Housing Corp. VI
     Project); Series 2000, Limited Obligation VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)         2.20%     06/01/25       5,400          5,400,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Municipal Bond Authority;
     Series 2007 B-2, RN (LOC-Bank of Nova
     Scotia)(a)(f)                                    4.50%     08/20/08       5,000          5,015,217
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (YMCA of
     Metropolitan Detroit Project); Series 2001,
     Limited Obligation VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                2.26%     05/01/31         600            600,000
-------------------------------------------------------------------------------------------------------
  Morgan Stanley & Co. Inc. Trust Floater Ctfs.
     (Detroit (City of) Water Supply System);
     Series 2006-1683 A, Sr. Lien VRD RB(b)(d)(e)     2.21%     07/01/25       2,800          2,800,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

  Royal Oak (City of) Hospital Finance Authority
     (William Beaumont Hospital Obligated Group);
     Series 2006 T, Refunding Hospital VRD RB(b)      3.50%     01/01/20     $15,215     $   15,215,000
-------------------------------------------------------------------------------------------------------
     Series 2006 U, Refunding Hospital VRD RB(b)      2.00%     01/01/20      13,590         13,590,000
-------------------------------------------------------------------------------------------------------
  Southfield (City of) Economic Development Corp.
     (Lawrence Technology University Project);
     Series 2001, Limited Obligation VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            3.50%     10/01/31       1,700          1,700,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Detroit (City of) Water Supply
     System); Series 2000 D, Sr. Lien VRD
     RB(b)(d)(e)                                      4.00%     07/01/29      18,995         18,995,000
=======================================================================================================
                                                                                            231,755,217
=======================================================================================================


MINNESOTA-1.16%

  Cohasset (City of) (Minnesota Power & Light
     Company Project); Series 1997 C, Refunding
     VRD RB (LOC-Bank of America, N.A.)(a)(b)         2.10%     06/01/13       1,250          1,250,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Minnesota (State of) Public
     Facilities Authority); Series 2002-319,
     Drinking Water VRD RB(b)(d)(e)                   2.29%     03/01/12      13,800         13,800,000
-------------------------------------------------------------------------------------------------------
  Minneapolis (City of) Health Care System
     (Fairview Health Services); Series 2005 C,
     Refunding VRD RB (INS-MBIA Insurance
     Corp.)(b)(c)                                     3.15%     11/15/26       4,395          4,395,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (Gustavus Adolphus College); Series
     2004 Five-X, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.24%     10/01/34       7,400          7,400,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (Macalester College); Series 2003
     Five-Q, VRD RB(b)                                2.25%     03/01/33       1,550          1,550,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (University of St. Thomas); Series
     2004 Five-Z, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.24%     10/01/29       7,400          7,400,000
-------------------------------------------------------------------------------------------------------
  University of Minnesota (Regents of);
     Series 2007 B, Commercial Paper Notes            1.10%     04/02/08       7,210          7,210,000
-------------------------------------------------------------------------------------------------------
     Series 2007 B, Commercial Paper Notes            1.25%     04/03/08       7,350          7,350,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, Commercial Paper Notes            1.10%     04/02/08       5,000          5,000,000
=======================================================================================================
                                                                                             55,355,000
=======================================================================================================


MISSISSIPPI-1.74%

  Flowood (City of) (Reflection Pointe Apartments
     Project); Series 2001, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.25%     05/15/31       5,780          5,780,000
-------------------------------------------------------------------------------------------------------
  Jackson (City of) Redevelopment Authority
     (Jackson Medical Mall Foundation Project);
     Series 1997 A, Urban Renewal VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     11/01/12       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Jackson (County of) Water System; Series 1994,
     Refunding Unlimited Tax VRD GO(b)                1.95%     11/01/24      12,840         12,840,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (CPX Gulfport ES OPAG, LLC Project); Series
     2007 A, VRD RB (LOC-Wachovia Bank N.A.)(a)(b)    2.21%     04/01/37       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (CPX Gulfport OPAG, LLC Project); Series 2007
     A, VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)        2.21%     04/01/37       2,435          2,435,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (DDR Gulfport Promenade LLC Project); Series
     2007, VRD RB (LOC-Regions Bank)(a)(b)            2.21%     12/01/32       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Gulf Ship, LLC Project); Series 2007, VRD RB
     (LOC-Regions Bank)(a)(b)                         2.21%     06/01/27      15,000         15,000,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Renaissance at Colony Park, LLC Project);
     Series 2008, VRD RB (LOC-Regions Bank)(a)(b)     2.23%     05/01/35      12,870         12,870,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (St. Andrews Episcopal Day School Project);
     Series 2003, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.26%     07/01/25       3,540          3,540,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Tindall Corp. Project); Series 2007, Gulf
     Opportunity Zone VRD RB (LOC-Wachovia Bank
     N.A.)(a)(b)                                      2.11%     04/01/28       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Hospital Equipment and
     Facilities Authority (Grenada Lake Medical
     Center Project); Series 2007, VRD RB
     (LOC-Regions Bank)(a)(b)                         2.21%     08/01/34      13,380         13,380,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MISSISSIPPI-(CONTINUED)

  Reset Option Ctfs. Trust II-R (Mississippi
     (State of)); Series 10152, Unlimited Tax VRD
     GO(b)(d)(e)                                      2.79%     11/01/22     $ 2,985     $    2,985,000
=======================================================================================================
                                                                                             83,330,000
=======================================================================================================


MISSOURI-1.93%

  ABN AMRO Munitops Ctfs. Trust (Springfield (City
     of) School District R-12); Series 2006-31,
     Non-AMT Unlimited Tax VRD GO(b)(d)(e)            2.24%     03/01/14      12,995         12,995,000
-------------------------------------------------------------------------------------------------------
  Hannibal (City of) Industrial Development
     Authority (Hannibal Regional Hospital);
     Series 2007, Health Facilities VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                2.28%     08/01/27       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board
     (The Nelson Gallery Foundation); Series 2001
     B, Cultural Facilities VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           1.95%     12/01/31      13,050         13,050,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Barnes Hospital
     Project); Series 1985 B, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.15%     12/01/15       1,400          1,400,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Missouri Health System
     Project); Series 1999 B, Health Facilities
     VRD RB (LOC-KBC Bank N.V.)(a)(b)(f)              2.15%     08/01/29       6,390          6,390,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Saint Louis
     University);
     Series 2005 A, Educational Facilities VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 4.15%     10/01/35       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
     Series 2006 A, Educational Facilities VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 4.15%     10/01/35      20,955         20,955,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Highways & Transportation
     Commission; Series 2005 A, First Lien State
     Road RB                                          5.00%     05/01/08       4,925          4,937,018
-------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Westchester Village Apartments
     Project); Series 2006, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.25%     04/15/27       5,600          5,600,000
-------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Sugar Pines Apartments Project);
     Series 2006, Refunding Multi-Family Housing
     VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.25%     04/15/27       9,170          9,170,000
-------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Westport Station Apartments
     Project); Series 2006, Refunding Multi-Family
     Housing VRD IDR (CEP-Federal National
     Mortgage Association)(b)                         2.25%     04/15/27       4,970          4,970,000
-------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Whitfield School Inc.); Series
     2004 B, Refunding Educational Facilities VRD
     IDR (LOC-U.S. Bank, N.A.)(a)(b)                  2.15%     06/15/24       2,055          2,055,000
=======================================================================================================
                                                                                             92,522,018
=======================================================================================================


MONTANA-0.08%

  Montana (State of) Facility Finance Authority
     (Mission Ridge Project); Series 2002, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                2.07%     08/01/27       3,888          3,888,000
=======================================================================================================


NEBRASKA-1.13%

  American Public Energy Agency; Series 2005 A,
     Gas Supply VRD RB(b)(f)                          1.80%     12/01/15      16,900         16,900,000
-------------------------------------------------------------------------------------------------------
  American Public Energy Agency (National Public
     Gas Agency Project); Series 2003 A, Gas
     Supply VRD RB(b)(f)                              1.80%     02/01/14       3,600          3,600,000
-------------------------------------------------------------------------------------------------------
  Lancaster (County of) Hospital Authority No. 1
     (Bryan Memorial Hospital Project); Series
     1996, Refunding Hospital VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           2.75%     06/01/12       4,785          4,785,000
-------------------------------------------------------------------------------------------------------
  Lancaster (County of) Hospital Authority No. 1
     (Immanuel Health Systems-Williamsburg
     Project); Series 2000 A, Health Facilities
     VRD RB (LOC-Allied Irish Banks PLC)(a)(b)(f)     1.25%     07/01/30       1,800          1,800,000
-------------------------------------------------------------------------------------------------------
  Lincoln (City of) Electric System; Series 1998
     A, Electric System RB(i)                         4.50%     09/01/08       1,000          1,009,408
-------------------------------------------------------------------------------------------------------
  Nebhelp Inc.;
     Series 1985 B, Multi-Mode VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           3.60%     12/01/15      15,895         15,895,000
-------------------------------------------------------------------------------------------------------
     Series 1985 D, Multi-Mode VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           3.60%     12/01/15       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Omaha (City of) Public Power District; Series
     2002 A, Electric Commercial Paper RN             1.60%     04/08/08       5,000          5,000,000
=======================================================================================================
                                                                                             53,989,408
=======================================================================================================


NEVADA-0.94%

  Las Vegas (City of) Convention & Visitors
     Authority; Series 2006 A, Commercial Paper RN
     (LOC-Bank of Nova Scotia, Fortis Bank
     N.V./S.A., State Street Bank & Trust
     Co.)(a)(f)                                       2.05%     04/08/08      13,000         13,000,000
-------------------------------------------------------------------------------------------------------
  Las Vegas Valley Water District (SNWA Revenue
     Supported); Series 2004 B, Limited Tax Water
     Commercial Paper Notes GO                        2.20%     04/04/08      20,250         20,250,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
NEVADA-(CONTINUED)

  Nevada (State of); Series 2004 A, Refunding,
     Capital Improvement & Cultural Affairs
     Limited Tax GO                                   5.00%     08/01/08     $11,620     $   11,735,029
=======================================================================================================
                                                                                             44,985,029
=======================================================================================================


NEW HAMPSHIRE-1.07%

  New Hampshire (State of) Business Finance
     Authority (Alice Peck Day Health Systems
     Obligated Group Issue); Series 2007 A, VRD RB
     (LOC-Toronto Dominion Bank)(a)(b)(f)             2.13%     10/01/36       9,430          9,430,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Business Finance
     Authority (The Mark H. Wentworth Home for
     Chronic Invalids Issue); Series 2006, VRD RB
     (LOC-Toronto-Dominion Bank)(a)(b)(f)             2.13%     12/01/36      12,000         12,000,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Child and Family
     Services of New Hampshire Issue); Series
     2007, VRD RB (LOC-RBS Citizens, N.A.)(a)(b)      2.25%     01/01/38       5,540          5,540,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Crotched Mountain
     Rehabilitation Center Issue); Series 2006,
     VRD RB (LOC-Allied Irish Banks PLC)(a)(b)(f)     2.23%     01/01/37       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (New London Hospital
     Issue); Series 2007, VRD RB (LOC-Fortis Bank
     NV/SA)(a)(b)(f)                                  2.25%     10/01/37       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Housing Finance
     Authority (EQR-Bond Partnership-Manchester
     Project); Series 1996, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.10%     09/15/26      15,100         15,100,000
=======================================================================================================
                                                                                             51,170,000
=======================================================================================================


NEW JERSEY-0.11%

  Wachovia MERLOTs (New Jersey (State of)
     Transportation Trust Fund Authority); Series
     2002 A-05, VRD RB(b)(d)(e)                       2.30%     12/15/18       5,205          5,205,000
=======================================================================================================


NEW MEXICO-0.97%

  Albuquerque (City of) (Affordable Housing
     Projects); Series 2000, Refunding VRD RB(b)      2.65%     07/01/30       3,900          3,900,000
-------------------------------------------------------------------------------------------------------
  Farmington (City of) (Arizona Public Service Co.
     Four Corners Project); Series 1994 A,
     Refunding VRD PCR (LOC-Barclays Bank
     PLC)(a)(b)(f)                                    1.30%     05/01/24      15,950         15,950,000
-------------------------------------------------------------------------------------------------------
  New Mexico (State of); Series 2007, Unlimited
     Tax Capital Projects GO                          5.00%     03/01/09       2,010          2,064,669
-------------------------------------------------------------------------------------------------------
  New Mexico (State of) Highway Commission; Series
     2001 A, Sr. Sub. Lien Tax Highway RB             5.00%     06/15/08       9,335          9,359,079
-------------------------------------------------------------------------------------------------------
  New Mexico (State of) Hospital Equipment Loan
     Council (Dialysis Clinic, Inc. Project);
     Series 2000, VRD RB (LOC-SunTrust Bank)(a)(b)    2.24%     07/01/25       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  New Mexico (State of); Series 2007, TRAN            4.50%     06/30/08      10,000         10,018,470
=======================================================================================================
                                                                                             46,292,218
=======================================================================================================


NEW YORK-1.55%

  Broome (County of) Industrial Development Agency
     (Elizabeth Church Manor Nursing Home
     Project); Series 2003, Civic Facility VRD RB
     (LOC-Bank of New York Mellon)(a)(b)              2.25%     02/01/29       3,095          3,095,000
-------------------------------------------------------------------------------------------------------
  New York (City of); Series 2002, Subseries A-7,
     Unlimited Tax VRD GO(b)                          2.25%     11/01/24      31,925         31,925,000
-------------------------------------------------------------------------------------------------------
  New York (State of) Metropolitan Transportation
     Authority; Series 1998 CP-1, Subseries B,
     Commercial Paper BAN (LOC-Royal Bank of
     Scotland)(a)(f)                                  3.05%     06/11/08      20,000         20,000,000
-------------------------------------------------------------------------------------------------------
  Rensselaer (County of) Industrial Development
     Agency (RC Housing I, LLC Project); Series
     2008 A, Civic Facility VRD RB (LOC-RBS
     Citizens, N.A.)(a)(b)                            2.21%     06/01/38       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (New York (State
     of) Thruway Authority); Series
     12045,(b)(d)(e)                                  2.27%     01/01/32      12,000         12,000,000
-------------------------------------------------------------------------------------------------------
  Saratoga (County of) Industrial Development
     Agency (American Housing Foundation, Inc.
     Project); Series 2006 A, Refunding Civic
     Facility VRD RB (LOC-RBS Citizens,
     N.A.)(a)(b)                                      2.19%     12/01/36       4,045          4,045,000
=======================================================================================================
                                                                                             74,065,000
=======================================================================================================


NORTH CAROLINA-4.38%

  Concord (City of); Series 2002 B, Refunding
     Utilities System VRD RB (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.05%     12/01/22       2,140          2,140,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (North Carolina (State
     of) Capital Facilities Finance Agency (Duke
     University Project)); Series 2006-0139 A, VRD
     COP RB(b)(d)(e)                                  2.25%     10/01/41       3,400          3,400,000
-------------------------------------------------------------------------------------------------------
  New Hanover (County of) (New Hanover Regional
     Medical Center); Series 2005 B-1, Refunding
     Hospital VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.25%     10/01/26       5,450          5,450,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  North Carolina (State of) Capital Facilities
     Finance Agency (Barton College); Series 2004,
     Educational Facilities VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.28%     07/01/19     $ 4,870     $    4,870,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Durham Academy); Series 2001,
     Capital Facilities VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.11%     04/01/26      11,010         11,010,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Goodwill Industries of
     Central North Carolina, Inc.); Series 2004,
     VRD RB (LOC-Bank of America, N.A.)(a)(b)         2.12%     12/01/24         855            855,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Guilford College); Series
     2005 B, Capital Facilities VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.28%     09/01/35       6,800          6,800,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Methodist College, Inc.);
     Series 2005, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.11%     03/01/30       5,055          5,055,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (NCCU Real Estate Foundation,
     Inc. Project); Series 2003 A, Student Housing
     Facilities VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.11%     10/01/34       5,775          5,775,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (North Carolina Aquarium
     Society Project); Series 2004, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                2.10%     06/01/26       6,840          6,840,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Peace College of Raleigh,
     Inc.); Series 2004, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.13%     06/01/29       4,320          4,320,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (the UNCP University
     Foundation, LLC Project); Series 2001 A,
     Student Housing VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.13%     07/01/31       8,015          8,015,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Triangle Aquatic Center
     Project); Series 2006, VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.15%     08/01/28       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Trinity Episcopal School
     Project); Series 2003, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.15%     09/01/24       2,540          2,540,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Union Academy); Series 2007,
     Educational Facilities VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.07%     12/01/29       6,175          6,175,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Wake Forest University);
     Series 2004 A, Educational Facilities VRD
     RB(a)(b)                                         2.18%     01/01/20       4,190          4,190,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Eastern Municipal
     Power Agency;
     Series 2006 A, Refunding Power System VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 3.15%     01/01/24      42,270         42,270,000
-------------------------------------------------------------------------------------------------------
     Series 2007 A, Refunding Power System VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 3.15%     01/01/24      11,460         11,460,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Cardinal Gibbons High School
     Project); Series 1999, Education Facility VRD
     RB (LOC-Bank of America, N.A.)(a)(b)             2.12%     08/01/14       2,245          2,245,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Charlotte Latin Schools,
     Inc.); Series 1999, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.13%     01/01/25       2,710          2,710,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Gardner-Webb University);
     Series 1997, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)(e)                                   2.13%     07/01/17       2,250          2,250,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Guilford College); Series
     1997, VRD RB (INS-MBIA Insurance Corp.)(b)(c)    2.85%     05/01/24      11,740         11,740,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Carolina Village Project); Series
     2008 B, Retirement Facilities First Mortgage
     VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)        2.15%     10/01/14       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Deerfield Episcopal Retirement
     Community); Series 2004 C, Refunding Health
     Care Facilities 1st Mortgage VRD RB
     (LOC-Wells Fargo Bank N.A.)(a)(b)                2.28%     11/01/27       7,450          7,450,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Novant Health Obligated Group);
     Series 2004 A, Health Care Facilities VRD
     RB(b)                                            2.08%     11/01/34       1,850          1,850,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Person Memorial Hospital); Series
     2005, Health Care Facilities VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     01/01/35      14,005         14,005,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (The Presbyterian Home at
     Charlotte, Inc. Project); Series 2001, Health
     Care Facilities VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.11%     08/01/24       1,705          1,705,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Westcare Health System Obligated
     Group); Series 2002 A, Hospital VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     09/01/22       9,400          9,400,000
-------------------------------------------------------------------------------------------------------
  Piedmont Triad Airport Authority; Series 2008 A,
     Non-AMT Airport VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 2.10%     07/01/32       5,000          5,000,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  University of North Carolina at Chapel Hill
     Board of Governors; Series 2006 B, Commercial
     Paper Bonds                                      2.15%     06/04/08     $10,700     $   10,700,000
=======================================================================================================
                                                                                            209,520,000
=======================================================================================================


OHIO-2.16%

  ABN AMRO Munitops Ctfs. Trust (Olentangy Local
     School District); Series 2006-04, Multi-State
     Non-AMT Unlimited Tax VRD GO Ctfs.(b)(d)(e)      2.24%     06/01/14       2,865          2,865,000
-------------------------------------------------------------------------------------------------------
  American Municipal Power-Ohio Inc.; Series 2008
     A, Commercial Paper BAN (LOC-JPMorgan Chase
     Bank, N.A.)(a)                                   2.45%     04/04/08      23,251         23,251,000
-------------------------------------------------------------------------------------------------------
  Barberton (City of) School District; Series
     1998, School Improvement Unlimited Tax
     GO(g)(h)(i)                                      5.13%     11/01/08       2,000          2,053,462
-------------------------------------------------------------------------------------------------------
  Butler (County of) (CCAO Low Cost Capital Pooled
     Financing Program); Sr. Series 2005 A,
     Capital Funding VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.23%     06/01/35       6,395          6,395,000
-------------------------------------------------------------------------------------------------------
  Butler (County of) (Lifesphere Project); Series
     2002, Refunding & Healthcare Facilities
     Improvement VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.07%     05/01/27       4,970          4,970,000
-------------------------------------------------------------------------------------------------------
  Cleveland (City of) & Cuyahoga (County of) Port
     Authority (Carnegie/89th Garage & Service
     Center, LLC Project); Series 2007, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.20%     01/01/37       4,400          4,400,000
-------------------------------------------------------------------------------------------------------
  Cuyahoga (County of) (Cleveland Clinic Health
     System Obligated Group); Series 2003 B,
     Commercial Paper (LOC-Bank of America,
     N.A.)(a)                                         2.20%     05/02/08      11,000         11,000,000
-------------------------------------------------------------------------------------------------------
  Franklin (County of) Health Care Facilities (The
     Chelsea at First Community Village Project);
     Series 2005, Refunding & Improvement VRD RB
     (LOC-KBC Bank N.V.)(a)(b)(f)                     2.14%     03/01/36       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Hamilton (County of) (Cincinnati Childrens
     Hospital Medical Center Project); Series 2007
     M, Hospital Facilities VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.15%     05/15/37       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Hamilton (County of) (St. Xavier High School
     Project); Series 2003, Economic Development
     VRD RB (LOC-Fifth Third Bank)(a)(b)              2.21%     04/01/28       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Lake (County of) (Lake Hospital System, Inc.);
     Series 2002, Hospital Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     12/01/32      17,245         17,245,000
-------------------------------------------------------------------------------------------------------
  Marion (County of) (Pooled Lease Program);
     Series 1990, Hospital Improvement VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.18%     08/01/20       1,310          1,310,000
-------------------------------------------------------------------------------------------------------
  Ohio (State of) Economic Development (YMCA of
     Greater Cincinnati Project); Series 2001, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)         2.20%     11/01/21       2,085          2,085,000
-------------------------------------------------------------------------------------------------------
  Ohio State University (General Receipts);
     Series 2003, Sub. RB (INS-Financial Security
     Assurance Inc.)(c)                               5.00%     12/01/08       1,000          1,018,329
-------------------------------------------------------------------------------------------------------
     Series 2007 H, Commercial Paper Notes            1.25%     04/03/08       5,810          5,810,000
-------------------------------------------------------------------------------------------------------
  Salem (City of) (Salem Community Hospital
     Project); Series 2005, Refunding &
     Improvement Hospital Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.20%     09/01/35       3,750          3,750,000
-------------------------------------------------------------------------------------------------------
  Toledo (City of) & Lucas (County of) Port
     Authority (The Toledo Museum of Art Project);
     Series 1999, Multi-modal Cultural Facilities
     VRD RB (LOC-Fifth Third Bank)(a)(b)              2.26%     09/01/19       3,575          3,575,000
-------------------------------------------------------------------------------------------------------
  Toledo (City of); Series 2006, City Services
     Special Assessment Notes (LOC-State Street
     Bank & Trust Co.)(a)                             2.22%     12/01/08       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Warren (County of) (Otterbein Homes Project);
     Series 2007, Health Care Facilities
     Improvement VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.07%     07/01/31       1,315          1,315,000
=======================================================================================================
                                                                                            103,142,791
=======================================================================================================


OKLAHOMA-2.84%

  Oklahoma (County of) Finance Authority (Oxford
     Oaks, Watersedge & Gardens at Reding
     Apartments Projects); Series 2000, Refunding
     Multi-Family Housing VRD RB (CEP-Federal
     National Mortgage Association)(b)                2.14%     07/15/30      25,743         25,743,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (Capitol Dome Project); Series
     2001, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.31%     06/01/11       1,865          1,865,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (Inverness Village Project); Series
     2007 A, Refunding Continuing Care Retirement
     Community VRD RB (LOC-KBC Bank N.V.)(a)(b)(f)    2.08%     01/01/42      16,000         16,000,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Industries Authority
     (Obligated Group consisting of INTEGRIS
     Baptist Medical Center, Inc., INTEGRIS South
     Oklahoma City Hospital Corp. & INTEGRIS Rural
     Health, Inc.); Series 1999 B, Refunding VRD
     RB (INS-MBIA Insurance Corp.)(b)(c)              1.95%     08/15/29      31,065         31,065,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
OKLAHOMA-(CONTINUED)

  Oklahoma (State of) Turnpike Authority;
     Series 2006 D, Refunding Turnpike System
     Second Sr. VRD RB(b)                             2.00%     01/01/28     $14,000     $   14,000,000
-------------------------------------------------------------------------------------------------------
     Series 2006 F, Refunding Turnpike System
     Second Sr. VRD RB(b)                             2.00%     01/01/28      16,950         16,950,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Water Resources Board;
     Series 1994 A, State Loan Program VRD RB(b)      1.75%     09/01/23      14,455         14,455,000
-------------------------------------------------------------------------------------------------------
     Series 1995, State Loan Program VRD RB(b)        1.80%     09/01/24       4,680          4,680,000
-------------------------------------------------------------------------------------------------------
     Series 1997, State Loan Program VRD RB(b)        1.80%     09/01/26       4,135          4,135,000
-------------------------------------------------------------------------------------------------------
     Series 2003A, State Loan Program VRD RB(b)       3.54%     10/01/36       6,890          6,890,000
=======================================================================================================
                                                                                            135,783,000
=======================================================================================================


PENNSYLVANIA-6.99%

  Allegheny (County of) Hospital Development
     Authority (UPMC Senior Communities, Inc.);
     Series 2003, VRD RB (CEP-Federal National
     Mortgage Association)(b)                         2.21%     07/15/28       1,700          1,700,000
-------------------------------------------------------------------------------------------------------
  Beaver (County of) Industrial Development
     Authority (FirstEnergy Generation Corp.
     Project); Series 2006 A, Refunding Non-AMT
     VRD PCR (LOC-Barclays Bank PLC)(a)(b)(f)         1.25%     04/01/41      11,200         11,200,000
-------------------------------------------------------------------------------------------------------
  Berks (County of) Industrial Development
     Authority (CHF-Kutztown, LLC Project
     Servicing Kutztown University of
     Pennsylvania); Series 2007 A, Student Housing
     VRD RB (LOC-Citibank N.A.)(a)(b)                 2.24%     07/01/37      10,075         10,075,000
-------------------------------------------------------------------------------------------------------
  Bethlehem (City of) Area School District; Series
     2007, Unlimited Tax VRD GO (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.25%     01/01/32      19,000         19,000,000
-------------------------------------------------------------------------------------------------------
  Bucks (County of) Industrial Development
     Authority (Law School Admission Council, Inc.
     Project); Series 2003, Economic Development
     VRD RB (LOC-Allied Irish Banks PLC)(a)(b)(f)     2.10%     05/01/33       2,050          2,050,000
-------------------------------------------------------------------------------------------------------
  Butler (County of) General Authority (Hampton
     Township School District Project); Series
     2007, VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.11%     09/01/27       4,300          4,300,000
-------------------------------------------------------------------------------------------------------
  Butler (County of) General Authority (Mars Area
     School District Project); Series 2006,
     Refunding VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.15%     09/01/19       4,925          4,925,000
-------------------------------------------------------------------------------------------------------
  Chartiers Valley (Community of) Industrial &
     Commercial Development Authority (Asbury
     Villas); Series 2000 B, VRD IDR (LOC-Fifth
     Third Bank)(a)(b)                                2.25%     12/01/30       8,950          8,950,000
-------------------------------------------------------------------------------------------------------
  Chester (County of) Health & Education
     Facilities Authority (Jenners Pond Project);
     Series 2006, VRD RB (LOC-RBS Citizens
     N.A.)(a)(b)                                      2.10%     07/01/34       1,300          1,300,000
-------------------------------------------------------------------------------------------------------
  Chester (County of) Industrial Development
     Authority (Archdiocese of Philadelphia);
     Series 2001, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.70%     07/01/31       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Dauphin (County of) General Authority (School
     District Pooled Financing Program);
     Series 1986 Subseries W, VRD RB
     (INS-Financial Security Assurance Inc.)(b)(c)    2.24%     06/01/26       3,060          3,060,000
-------------------------------------------------------------------------------------------------------
     Series 1986, Subseries V, VRD RB
     (INS-Financial Security Assurance Inc.)(b)(c)    2.24%     06/01/26       9,000          9,000,000
-------------------------------------------------------------------------------------------------------
  Delaware (County of) Authority (Dunwoody
     Village); Series 2006, VRD RB (LOC-RBS
     Citizens, N.A.)(a)(b)                            2.13%     04/01/30       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Delaware (County of) Authority (White Horse
     Village Project); Series 2006 A, VRD RB
     (LOC-RBS Citizens, N.A.)(a)(b)                   1.20%     07/01/30       1,065          1,065,000
-------------------------------------------------------------------------------------------------------
  Delaware (County of) Industrial Development
     Authority (The Agnes Irwin School Project);
     Series 2003, Educational Facilities VRD RB
     (LOC-RBS Citizens, N.A.)(a)(b)                   2.10%     10/01/33       1,335          1,335,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Pennsylvania (State of)
     Public School Building Authority); Series
     2006-0161 A, VRD COP RB(b)(d)(e)                 2.30%     06/01/33      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  Emmaus (City of) General Authority; Series 2000
     A, Pennsylvania Loan Program VRD RB
     (INS-Financial Security Assurance Inc.)(b)(c)    2.24%     03/01/30       3,660          3,660,000
-------------------------------------------------------------------------------------------------------
  Erie (City of) City Water Authority; Series 2006
     A, VRD RB (INS-Financial Security Assurance
     Inc.)(b)(c)                                      2.20%     12/01/36       1,800          1,800,000
-------------------------------------------------------------------------------------------------------
  Harrisburg (City of) Authority (The School
     District of the City of Harrisburg Project);
     Series 2006, School VRD RB (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.23%     12/01/31      16,100         16,100,000
-------------------------------------------------------------------------------------------------------
  Harrisburg (City of) Authority; Series 2002 B,
     Refunding Water VRD RB (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.26%     07/15/17       3,335          3,335,000
-------------------------------------------------------------------------------------------------------
  Lancaster (County of) Convention Center
     Authority; Series 2007, Hotel Room Rental Tax
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.11%     03/01/47       3,680          3,680,000
-------------------------------------------------------------------------------------------------------
  Luzerne (County of); Series 2004, Unlimited Tax
     VRD GO (LOC-PNC Bank, N.A.)(a)(b)                2.14%     11/01/14       1,885          1,885,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

  Luzerne (County of) Convention Center Authority;
     Series 1998 A, Hotel Room Rental Tax VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.13%     09/01/28     $ 2,015     $    2,015,000
-------------------------------------------------------------------------------------------------------
  Luzerne (County of) Industrial Development
     Authority (Methodist Homes for the Aging of
     the Wyoming Conference Project); Series 2003,
     VRD IDR (LOC-Bank of New York Mellon)(a)(b)      2.30%     02/01/29       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Higher Education & Health
     Authority (Liberty Lutheran Services
     Project); Series 2004, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             2.13%     05/01/34       3,040          3,040,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Industrial Development
     Authority (Gloria Dei Project); Series 2006,
     VRD IDR (LOC-RBS Citizens, N.A.)(a)(b)           2.11%     01/01/23       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Industrial Development
     Authority (Philadelphia Presbytery Homes,
     Inc. Project); Series 2005 A, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.10%     07/01/35       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Nazareth (City of) Area School District; Series
     2007, Limited Tax VRD GO (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.24%     02/01/31       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Parkland (City of) School District; Series 2005,
     Unlimited Tax VRD GO (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.24%     06/01/22       9,245          9,245,000
-------------------------------------------------------------------------------------------------------
  Pennsbury (City of) School District; Series
     2005, Unlimited Tax VRD GO (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.23%     08/15/14       2,450          2,450,000
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program);
     Series 2001 H9-Susquehanna University, VRD RB
     (LOC-Allied Irish Banks PLC)(a)(b)(f)            2.14%     05/01/31       1,650          1,650,000
-------------------------------------------------------------------------------------------------------
     Series 2001 I4-Messiah College, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.14%     11/01/31       1,575          1,575,000
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Council of Independent
     Colleges & Universities Financing Program);
     Series 1997 A7-St. Joseph's University, VRD
     RB (LOC-Allied Irish Banks PLC)(a)(b)(f)         2.13%     04/01/27       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Washington & Jefferson
     Development Corp.); Series 2005 A, Student
     Housing VRD RB (LOC-UniCredito Italiano
     S.p.A.)(a)(b)                                    2.23%     11/01/36       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Turnpike Commission;
     Series 2006 B, Turnpike Multi-modal VRD RB(b)    3.40%     12/01/22       9,240          9,240,000
-------------------------------------------------------------------------------------------------------
  Philadelphia (City of) Hospital & Higher
     Education Facilities Authority (Wills Eye
     Hospital Project); Series 2000, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(e)         2.15%     11/01/30       3,095          3,095,000
-------------------------------------------------------------------------------------------------------
  Philadelphia (City of) Industrial Development
     Authority (Pennsylvania School for the Deaf);
     Series 2002, VRD IDR (LOC-RBS Citizens
     N.A.)(a)(b)                                      2.26%     11/01/32       2,665          2,665,000
-------------------------------------------------------------------------------------------------------
  Scranton (City of) & Lackawanna (County of)
     Health & Welfare Authority (The Community
     Medical Center Project); Series 2002,
     Hospital VRD RB (LOC-PNC Bank, N.A.)(a)(b)       2.14%     07/01/32       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Shippensburg (Borough of) Authority (Bethlehem
     Area School District Project); Series 2007,
     VRD RB (INS-Financial Security Assurance
     Inc.)(b)(c)                                      2.25%     07/01/31      20,400         20,400,000
-------------------------------------------------------------------------------------------------------
  Somerset (County of) Hospital Authority
     (Somerset Community Hospital Project); Series
     2007 A, Hospital VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      2.14%     03/01/17       5,890          5,890,000
-------------------------------------------------------------------------------------------------------
  Southcentral (Region of) General Authority
     (Wellspan Health Obligated Group);
     Series 2005 A, Refunding VRD RB(b)               3.50%     06/07/23      33,225         33,225,000
-------------------------------------------------------------------------------------------------------
     Series 2005 B, Refunding VRD RB(b)               3.50%     05/15/31      61,000         61,000,000
-------------------------------------------------------------------------------------------------------
  Upper St. Clair (Township of); Series 2008,
     Unlimited Tax VRD GO (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.25%     06/01/38       6,460          6,460,000
-------------------------------------------------------------------------------------------------------
  Washington (County of) Hospital Authority (The
     Washington Hospital Project); Series 2007 A,
     Hospital VRD RB (LOC-Wachovia Bank
     N.A.)(a)(b)                                      3.80%     07/01/37       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Westmoreland (County of) Industrial Development
     Authority; Series 2005 C, Health System VRD
     RB (LOC-Wachovia Bank, N.A.)(a)(b)               2.11%     07/01/27       5,235          5,235,000
-------------------------------------------------------------------------------------------------------
  Wilkes-Barre (City of); Series 2004 B, Unlimited
     Tax VRD GO (LOC-PNC Bank, N.A.)(a)(b)            2.14%     09/15/14       2,870          2,870,000
-------------------------------------------------------------------------------------------------------
  York (City of) General Authority (Harrisburg
     Parking Authority Project); Series 1996 C,
     Pooled Financing VRD RB (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.13%     09/01/26       5,330          5,330,000
-------------------------------------------------------------------------------------------------------
  York (County of) Industrial Development
     Authority (Philadelphia Electric Company
     Project); Series 1993 A, Refunding PCR
     (LOC-BNP Paribas)(a)(f)                          2.35%     04/04/08       2,000          2,000,000
=======================================================================================================
                                                                                            334,205,000
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
RHODE ISLAND-0.35%

  Rhode Island (State of) Health & Educational
     Building Corp. (Care New England Issue);
     Series 2008 B, Hospital Financing VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.10%     09/01/37     $ 4,200     $    4,200,000
-------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (Home & Hospice Care of Rhode
     Island Issue); Series 2008, Health Facilities
     VRD RB (LOC-RBS Citizens, N.A.)(a)(b)            2.10%     02/01/38       6,000          6,000,000
-------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (South County Hospital
     Healthcare System Issue); Series 2003 B,
     Refunding Hospital Financing VRD RB (LOC-RBS
     Citizens, N.A.)(a)(b)                            2.05%     09/15/33       6,700          6,700,000
=======================================================================================================
                                                                                             16,900,000
=======================================================================================================


SOUTH CAROLINA-2.64%

  Piedmont Municipal Power Agency;
     Series 1997 B, Refunding Electric VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 2.85%     01/01/19      33,350         33,350,000
-------------------------------------------------------------------------------------------------------
     Series 1997 C, Refunding Electric VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 6.00%     01/01/19      15,000         15,000,000
-------------------------------------------------------------------------------------------------------
     Series 2004 B-5, Refunding Electric VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 6.00%     01/01/31      37,605         37,605,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (South Carolina
     (State of) Public Service Authority);
     Series 10090, VRD RB(b)(d)(e)                    2.29%     01/01/22       8,925          8,925,000
-------------------------------------------------------------------------------------------------------
     Series 12304, VRD RB(b)(d)(e)                    2.33%     01/01/39       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Non-Profit Institutions
     of Higher Learning (Morris College Project);
     Series 1997, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(e)                                   2.15%     07/01/17       1,450          1,450,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Non-Profit Institutions
     of Higher Learning (Newberry College
     Project); Series 2005, Educational Facilities
     VRD RB (LOC-Branch Banking & Trust Co.)(a)(b)    2.28%     09/01/35       1,490          1,490,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Housing Finance and
     Development Authority (Runaway Bay Apartments
     Project); Series 2005, Refunding Multi-Family
     Rental Housing VRD RB (CEP-Federal National
     Mortgage Association)(b)                         2.23%     11/15/35       5,565          5,565,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Carolina Children's
     Home Project); Series 2003, Economic
     Development VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 2.28%     03/01/23       1,300          1,300,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Medical University
     Facilities Corp. Project); Series 2003,
     Economic Development VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.13%     01/01/13       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Presbyterian Home of
     South Carolina Project); Series 2003 A,
     Economic Development VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.15%     04/01/20       4,170          4,170,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (WUREF Development, LLC
     Project); Series 2002 A, Economic Development
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.13%     07/01/33       9,255          9,255,000
=======================================================================================================
                                                                                            126,010,000
=======================================================================================================


TENNESSEE-3.65%

  Chattanooga (City of) Health, Educational &
     Housing Facility Board (Windridge
     Apartments); Series 2003 A, Refunding Multi-
     Family Housing VRD RB (CEP-Federal National
     Mortgage Association)(b)                         2.25%     05/15/33       2,875          2,875,000
-------------------------------------------------------------------------------------------------------
  Cookeville (City of) Regional Medical Center
     Authority; Series 2006, VRD RB (LOC-Regions
     Bank)(a)(b)(e)                                   2.21%     03/01/36      32,790         32,790,000
-------------------------------------------------------------------------------------------------------
  Jackson (City of) Health, Educational & Housing
     Facility Board (Post House Jackson
     Apartments); Series 2002, Refunding Multi-
     Family Housing VRD RB (CEP-Federal National
     Mortgage Association)(b)                         2.25%     10/15/32       3,420          3,420,000
-------------------------------------------------------------------------------------------------------
  Knox (County of) Industrial Development Board
     (Cherokee Health Systems Project); Series
     2006, VRD IDR (LOC-Regions Bank)(a)(b)           2.21%     06/01/26       6,110          6,110,000
-------------------------------------------------------------------------------------------------------
  McMinn (County of) Industrial Development Board
     (Tennessee Wesleyan College Project); Series
     2006, VRD RB (LOC-Regions Bank)(a)(b)            2.23%     11/01/36       4,750          4,750,000
-------------------------------------------------------------------------------------------------------
  Memphis (City of);
     Series 2000, General Improvement Unlimited
     Tax GO(g)(h)(i)                                  5.00%     04/01/08       1,400          1,414,000
-------------------------------------------------------------------------------------------------------
     Series 2000, General Improvement Unlimited
     Tax GO(g)(h)(i)                                  5.25%     04/01/08       1,500          1,515,000
-------------------------------------------------------------------------------------------------------
  Morristown (City of) Health, Educational and
     Housing Facilities Board (All Saints
     Episcopal School, Inc. Project); Series 2001,
     VRD RB (LOC-SunTrust Bank)(a)(b)                 2.14%     08/01/16       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Health & Educational
     Facilities Board (Belmont University
     Project); Series 2005, Educational Facilities
     VRD RB (LOC-SunTrust Bank)(a)(b)                 2.08%     12/01/25      11,975         11,975,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Summit Apartments
     Project); Series 2006, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.21%     07/15/36     $ 4,200     $    4,200,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Chattanooga (City
     of) Industrial Development Board); Series
     12021, Lease Rental VRD RB(b)(d)(e)              2.40%     10/01/27      17,025         17,025,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Memphis College of Art
     Project); Series 2003, VRD RB (LOC-Regions
     Bank)(a)(b)                                      2.24%     08/01/23       3,585          3,585,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Southern College of Optometry
     Project); Series 2001, VRD RB (LOC-Allied
     Irish Banks PLC)(a)(b)(f)                        2.21%     06/01/26       4,900          4,900,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (St. Georges Independent
     School Project); Series 2007, VRD RB
     (LOC-Regions Bank)(a)(b)                         2.21%     08/01/34      23,620         23,620,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Trezevant Manor Project);
     Series 2007 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.21%     09/01/39       7,225          7,225,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Wynridge II Apartments
     Project); Series 2005, Refunding Multi-Family
     Housing VRD RB (CEP-Federal Home Loan
     Mortgage Corp.)(b)                               2.15%     12/01/30       6,890          6,890,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of); Series 2008 A, Refunding
     Unlimited Tax VRD GO(b)                          2.15%     03/01/22      17,355         17,355,000
-------------------------------------------------------------------------------------------------------
  Tennessee (State of) Local Development Authority
     (State Loan Programs); Series 2007 A, BAN        5.00%     06/30/08      22,000         22,068,257
-------------------------------------------------------------------------------------------------------
  Williamson (County of) Industrial Development
     Board (Currey Ingram Academy Project); Series
     2003, Educational Facilities VRD RB
     (LOC-SunTrust Bank)(a)(b)                        3.50%     04/01/23       1,100          1,100,000
=======================================================================================================
                                                                                            174,317,257
=======================================================================================================


TEXAS-10.61%

  ABN AMRO Munitops Ctfs. Trust (Alamo Community
     College District); Series 2006-85, Non-AMT
     Limited Tax VRD GO(b)(d)(e)                      2.26%     08/15/14       9,565          9,565,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Duncanville (City
     of) Independent School District); Series
     2006-22, Asset 14 Non-AMT Unlimited Tax VRD
     GO(b)(d)(e)                                      2.23%     02/15/14      11,000         11,000,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Eagle Mountain-
     Saginaw Independent School District); Series
     2007-11, Single Non-AMT School Building
     Unlimited Tax VRD GO(b)(d)(e)                    2.23%     08/15/13       7,995          7,995,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Edinburg (City
     of) Consolidated Independent School
     District); Series 2005-47, Single Non-AMT
     Unlimited Tax VRD GO(b)(d)(e)                    2.23%     02/15/13      10,945         10,945,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Harris (County
     of)); Series 2006-64, Sr. Lien Toll Road Non-
     AMT VRD RB(b)(d)(e)                              3.01%     08/15/30       9,750          9,750,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Leander (City of)
     Independent School District); Series 2002-16,
     Multi-State Non-AMT Unlimited Tax VRD
     GO(b)(d)(e)                                      2.23%     08/15/10       5,395          5,395,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops II Ctfs. Trust (Houston (City
     of) Independent School District); Series
     2007-32, Unlimited Tax VRD GO (CEP-Texas
     Permanent School Fund)(b)(d)(e)                  2.23%     02/15/22       9,785          9,785,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops II Ctfs. Trust (Marble Falls
     (City of) Independent School District);
     Series 2007-31, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School
     Fund)(b)(d)(e)                                   2.23%     08/15/14      10,215         10,215,000
-------------------------------------------------------------------------------------------------------
  Alamo Heights (City of) Higher Education
     Facilities Corp. (University of the Incarnate
     Word Project); Series 1999 A, Refunding
     Higher Education VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                2.10%     04/01/19       4,100          4,100,000
-------------------------------------------------------------------------------------------------------
  Aldine (City of) Independent School District;
     Series 2003, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(b)      3.75%     06/15/28       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Arlington (City of);
     Series 2005 A, Commercial Paper Notes GO         0.90%     07/10/08      11,500         11,500,000
-------------------------------------------------------------------------------------------------------
     Series 2005 A, Commercial Paper Notes GO         2.30%     07/10/08       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  Austin (County of) Industrial Development Corp.
     (Justin Industries Inc. Project); Series
     1984, VRD IDR (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.10%     12/01/14       1,250          1,250,000
-------------------------------------------------------------------------------------------------------
  Bell (County of) Health Facilities Development
     Corp. (Buckner Retirement Services, Inc.
     Obligated Group Project); Series 1998,
     Retirement Facility VRD RB(g)(h)(i)              5.00%     11/15/08       1,500          1,538,633
-------------------------------------------------------------------------------------------------------
  Brazoria (County of) Health Facilities
     Development Corp. (Brazosport Memorial
     Hospital); Series 1999, Hospital VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     07/01/13       7,100          7,100,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Eagle Tax-Exempt Trust (Harris (County of) Toll
     Road); Series 2002-6012 A, VRD COP(b)(d)(e)      2.30%     08/15/30     $ 1,580     $    1,580,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Houston (City of) Water
     & Sewer); Series 2002-6019 A, VRD
     COP(b)(d)(e)                                     2.30%     12/01/30       8,910          8,910,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Odessa (City of) & Ector
     (County of) Waterworks & Sewer System);
     Series 2001-4307 A, Refunding VRD COP
     RB(b)(d)(e)                                      2.30%     11/01/31       2,845          2,845,000
-------------------------------------------------------------------------------------------------------
  El Paso (City of) Independent School District;
     Series 2004 B, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(b)      2.15%     08/01/29       2,460          2,460,000
-------------------------------------------------------------------------------------------------------
  Garland (City of) Industrial Development
     Authority, Inc. (Carroll Co. Project); Series
     1984, VRD IDR (LOC-Wells Fargo Bank,
     N.A.)(a)(b)(e)                                   2.25%     12/01/14       2,800          2,800,000
-------------------------------------------------------------------------------------------------------
  Grand Prairie (City of) Housing Finance Corp.
     (Lincoln Property Co. No. 2188 Limited
     Partnership Project); Series 1993, Refunding
     Multi-Family Housing VRD RB (CEP-General
     Electric Corp.)(b)                               2.10%     06/01/10       3,100          3,100,000
-------------------------------------------------------------------------------------------------------
  Gulf Coast Waste Disposal Authority (Armco Inc.
     Project); Series 1998, Refunding RB (LOC-PNC
     Bank, N.A.)(a)(e)                                2.14%     12/01/08       7,640          7,640,000
-------------------------------------------------------------------------------------------------------
  Harris (County of); Series 2005 E, Sr. Lien Toll
     Road Commercial Paper RN                         2.25%     05/16/08       3,870          3,870,000
-------------------------------------------------------------------------------------------------------
  Harrison (County of) Health Facilities
     Development Corp. (Marshall Regional Medical
     Center Project); Series 2006, Hospital VRD RB
     (LOC-Regions Bank)(a)(b)                         2.21%     04/01/26       3,900          3,900,000
-------------------------------------------------------------------------------------------------------
  Hockley (County of) Industrial Development Corp.
     (AMOCO Project);
     Series 1983, VRD PCR(b)(f)                       1.75%     03/01/14      30,000         30,000,000
-------------------------------------------------------------------------------------------------------
     Series 1985, VRD PCR(b)(f)                       3.40%     11/01/19      10,640         10,640,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Alamo Heights (City of)
     Independent School District); Series 2005-
     980, Unlimited Tax VRD GO(b)(d)(e)               2.29%     02/01/12       1,715          1,715,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Bexar (County of)); Series
     2004-530, Limited Tax VRD GO(b)(d)(e)            2.29%     06/15/12       4,565          4,565,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Brownsville (City Of)); Series
     2005-1038, Unlimited Tax VRD GO(b)(d)(e)         3.50%     02/15/13       6,645          6,645,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Nueces River Authority);
     Series 2006-1412, VRD RB(b)(d)(e)                2.29%     07/15/13       1,945          1,945,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (San Antonio (City of) Electric
     & Gas Systems); Series 2007-2503, Refunding
     VRD RB(b)(d)(e)                                  2.29%     02/01/15       3,700          3,700,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Texas (State of)
     Transportation Commission); Series 2008-2481,
     Unlimited Tax Mobility Fund VRD GO(b)(d)(e)      2.29%     04/01/15       2,200          2,200,000
-------------------------------------------------------------------------------------------------------
  Mesquite (City of) Independent School District;
     Series 2003 A, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(b)      2.15%     08/01/29       1,405          1,405,000
-------------------------------------------------------------------------------------------------------
  Morgan Stanley & Co. Inc. Trust Floater Ctfs.
     (North East Independent School District);
     Series 2006-1668, Refunding Unlimited Tax VRD
     GO(b)(d)(e)                                      2.25%     02/01/27      14,795         14,795,000
-------------------------------------------------------------------------------------------------------
  Morgan Stanley & Co. Inc. Trust Floater Ctfs.
     (Texas (State of) Transportation Commission
     State Highway Fund); Series 2006-2033 A,
     First Tier VRD RB(b)(d)(e)                       2.16%     04/01/16      17,562         17,561,500
-------------------------------------------------------------------------------------------------------
  North Central (Region of) Health Facilities
     Development Corp. (Methodist Hospitals of
     Dallas); Series 1985 B, Hospital VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 3.25%     10/01/15       7,070          7,070,000
-------------------------------------------------------------------------------------------------------
  Northside Independent School District; Series
     2006 A, Refunding Unlimited Tax VRD GO
     (CEP-Texas Permanent School Fund)(b)             3.75%     08/01/33       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Northwest Independent School District; Series
     2006, School Building Unlimited Tax VRD GO
     (CEP-Texas Permanent School Fund)(b)             2.15%     02/15/31       7,145          7,145,000
-------------------------------------------------------------------------------------------------------
  Red River Educational Finance Corp. (The Parish
     Day School of the Episcopal Church of the
     Transfiguration Project); Series 2001 A,
     Educational VRD RB (LOC-Allied Irish
     Bank)(a)(b)(f)                                   2.25%     12/01/31       2,470          2,470,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Dallas (City of)
     Waterworks & Sewer System); Series 12044,
     Refunding & Improvement VRD RB(b)(d)(e)          2.28%     10/01/35      22,290         22,290,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Houston (City of)
     Airport System); Series 12022, Sub.-Lien VRD
     RB(b)(d)(e)                                      2.30%     07/01/28      13,520         13,520,000
-------------------------------------------------------------------------------------------------------
  San Antonio (City of) Independent School
     District; Series 1997, School Building
     Unlimited Tax GO(g)(h)(i)                        5.00%     08/15/08       1,000          1,008,795
-------------------------------------------------------------------------------------------------------
  San Antonio (City of) Water System; Series 2005
     A, Commercial Paper Notes                        1.95%     05/21/08      15,850         15,850,000
-------------------------------------------------------------------------------------------------------
  San Antonio (City of); Series 2006, Limited Tax
     GO                                               4.00%     02/01/09         965            979,644
-------------------------------------------------------------------------------------------------------
  San Gabriel (City of) Health Facilities
     Development Corp. (YMCA of Greater Williamson
     County Project); Series 2005, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     04/01/26       3,815          3,815,000
-------------------------------------------------------------------------------------------------------
  Tarrant (County of) Health Facilities
     Development Corp. (Adventist Health
     System/Sunbelt Obligated Group); Series 1998,
     Hospital RB(g)(h)(i)                             5.38%     11/15/08       7,805          8,041,746
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Tarrant (County of) Housing Finance Corp.
     (Sierra Springs Apartments Project); Series
     1999, Refunding Multi-Family Housing VRD RB
     (CEP-Federal National Mortgage
     Association)(b)                                  2.09%     02/15/27     $ 4,050     $    4,050,000
-------------------------------------------------------------------------------------------------------
  Texas (State of) Department of Housing and
     Community Affairs (NHP Foundation-Asmara
     Affordable Housing Inc. Project); Series
     2003, Refunding Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        3.65%     07/01/33       6,260          6,260,000
-------------------------------------------------------------------------------------------------------
  Texas (State of) Public Finance Authority;
     Series 2002 A, Commercial Paper Notes            1.15%     04/08/08       6,500          6,500,000
-------------------------------------------------------------------------------------------------------
  Texas (State of) Turnpike Authority (Central
     Texas Turnpike System); Series 2002, Second
     Tier BAN                                         5.00%     06/01/08      13,250         13,287,014
-------------------------------------------------------------------------------------------------------
  Texas (State of); Series 2007, Limited Tax TRAN     4.50%     08/28/08       5,000          5,025,515
-------------------------------------------------------------------------------------------------------
  Texas A&M University System Board of Regents
     (Revenue Financing System); Series 2004 B,
     Commercial Paper RN                              1.05%     04/07/08       1,675          1,675,000
-------------------------------------------------------------------------------------------------------
  Travis (County of) Housing Finance Corp. (The
     College Houses Project); Series 2006, Student
     Housing VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.05%     12/01/36       5,425          5,425,000
-------------------------------------------------------------------------------------------------------
  Tyler (City of) Independent School District;
     Series 2006 A, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(b)      2.15%     02/15/25      12,300         12,300,000
-------------------------------------------------------------------------------------------------------
  University of Texas Board of Regents (Permanent
     University Fund); Series 2006 A, Refunding RB    5.00%     07/01/08      10,680         10,727,478
-------------------------------------------------------------------------------------------------------
  University of Texas Board of Regents (Revenue
     Financing System);
     Series 2007 A, Commercial Paper Notes            3.20%     04/15/08       9,044          9,044,000
-------------------------------------------------------------------------------------------------------
     Series 2007 A, Commercial Paper Notes            2.80%     06/06/08      24,672         24,672,000
-------------------------------------------------------------------------------------------------------
     Series 2008 B, VRD RB(b)                         2.10%     08/01/16       9,500          9,500,000
-------------------------------------------------------------------------------------------------------
     Series 2008 B, VRD RB(b)                         2.07%     08/01/32      20,660         20,660,000
-------------------------------------------------------------------------------------------------------
     Series 2008 B, VRD RB(b)                         2.10%     08/01/39      11,400         11,400,000
-------------------------------------------------------------------------------------------------------
  Upper Trinity Regional Water District (Regional
     Treated Water Supply System); Series 2008 A,
     Commercial Paper RN (LOC-Bank of America,
     N.A.)(a)                                         1.70%     04/09/08       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Harris (County of) Toll Road);
     Series 2003-B16, Refunding Sr. Lien VRD
     RB(b)(d)(e)                                      2.30%     08/15/25      16,000         16,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Texas Board of
     Regents);
     Series 2003-B14, VRD RB(b)(d)(e)                 2.25%     08/15/22       7,955          7,955,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C82, Refunding VRD RB (Acquired
     09/05/07; Cost $10,705,000)(b)(d)(e)(j)          2.30%     07/01/21      10,705         10,705,000
=======================================================================================================
                                                                                            507,291,325
=======================================================================================================


UTAH-0.50%

  Duchesne School District Municipal Building
     Authority; Series 2005, Lease VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      2.26%     06/01/21         900            900,000
-------------------------------------------------------------------------------------------------------
  Murray (City of) (IHC Health Services, Inc.);
     Series 2003 B, Hospital VRD RB(b)                2.07%     05/15/36       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
     Series 2005 C, Hospital VRD RB(b)                2.15%     05/15/37       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Sanpete (County of) School Facility (Wasatch
     Academy); Series 2003, Multi-Mode VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      2.26%     08/01/28         800            800,000
-------------------------------------------------------------------------------------------------------
  University of Utah Board of Regents; Series
     1998, Hospital RB(g)(h)(i)                       5.25%     08/01/08       2,570          2,607,948
-------------------------------------------------------------------------------------------------------
  Utah (State of) Water Finance Agency (Timpanogos
     Loan Financing Program); Series 1998 B,
     RB(g)(h)(i)                                      5.00%     06/01/08       1,500          1,507,461
-------------------------------------------------------------------------------------------------------
  Utah (State of); Series 1998 A, Unlimited Tax
     GO(g)(h)(i)                                      5.00%     07/01/08       7,325          7,380,548
=======================================================================================================
                                                                                             23,695,957
=======================================================================================================


VERMONT-0.29%

  Vermont (State of) Economic Development
     Authority (Wake Robin Corp. Project); Series
     1999 B, Mortgage RB(g)(h)(i)                     6.75%     03/01/09       5,720          6,039,252
-------------------------------------------------------------------------------------------------------
  Vermont (State of) Educational & Health
     Buildings Financing Agency (North Country
     Hospital Project); Series 2007 A, VRD RB
     (LOC-Toronto-Dominion Bank)(a)(b)(f)             1.20%     10/01/34       1,250          1,250,000
-------------------------------------------------------------------------------------------------------
  Vermont (State of) Educational & Health
     Buildings Financing Agency (Rutland Regional
     Medical Center Project); Series 2001 A,
     Hospital VRD RB (LOC-Toronto-Dominion
     Bank)(a)(b)(f)                                   1.20%     04/01/15       3,555          3,555,000
-------------------------------------------------------------------------------------------------------
  Vermont (State of) Industrial Development
     Authority (Central Vermont Public Service
     Corp.-East Barnet Project); Series 1984,
     Hydroelectric VRD IDR (LOC-RBS Citizens
     N.A.)(a)(b)                                      2.00%     12/01/13       3,200          3,200,000
=======================================================================================================
                                                                                             14,044,252
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
VIRGINIA-0.76%

  Chesapeake Bay Bridge & Tunnel District; Series
     2008 A, Refunding General Resolution VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     05/28/21     $ 6,250     $    6,250,000
-------------------------------------------------------------------------------------------------------
  Fairfax (County of) Economic Development
     Authority (Government Center Properties);
     Series 2003, Refunding Lease RB                  5.00%     05/15/08       4,495          4,501,720
-------------------------------------------------------------------------------------------------------
  Fairfax (County of) Industrial Development
     Authority (Fairfax Hospital System, Inc.);
     Series 1988 C, Obligation VRD RB(b)              2.10%     10/01/25       2,970          2,970,000
-------------------------------------------------------------------------------------------------------
  Fairfax (County of) Industrial Development
     Authority (Inova Health System Project);
     Series 2005 C-1, Health Care VRD RB(b)           2.10%     05/15/26       4,355          4,355,000
-------------------------------------------------------------------------------------------------------
  Lexington (City of) Industrial Development
     Authority (V.M.I. Development Board, Inc.
     Project); Series 2006, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           1.20%     12/01/36       9,075          9,075,000
-------------------------------------------------------------------------------------------------------
  Newport News (City of) Industrial Development
     Authority (Christopher Newport University
     Foundations Projects); Series 2006,
     Educational Facilities VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.13%     08/01/36       3,375          3,375,000
-------------------------------------------------------------------------------------------------------
  Roanoke (City of) Industrial Development
     Authority (Carilion Health System Obligated
     Group); Series 2005, Hospital VRD RB
     (INS-Financial Security Assurance Inc.)(b)(c)    1.20%     07/01/27       1,615          1,615,000
-------------------------------------------------------------------------------------------------------
  Spotsylvania (County of) Economic Development
     Authority (Civil War Preservation Trust
     Project); Series 2007, VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      2.09%     04/01/27       4,000          4,000,000
=======================================================================================================
                                                                                             36,141,720
=======================================================================================================


WASHINGTON-2.34%

  ABN AMRO Munitops Ctfs. Trust (Seattle (City of)
     Municipal Light & Power); Series 2002-12,
     Multi-State Non-AMT VRD Ctfs.(b)(d)(e)           2.24%     03/01/09       9,755          9,755,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Seattle (City
     of)); Series 2003-7, Multi-State Non-AMT
     Limited Tax VRD GO Ctfs.(b)(d)(e)                2.26%     07/01/10      10,685         10,685,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Skagit (County
     of) Public Hospital District No. 1); Series
     2004-37, Multi-State Non-AMT Unlimited VRD GO
     Ctfs.(b)(d)(e)                                   3.01%     12/01/12       8,235          8,235,000
-------------------------------------------------------------------------------------------------------
  Bremerton (City of) (Kitsap Regional Conference
     Center Parking Garage); Series 2003, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                2.12%     12/01/28       5,105          5,105,000
-------------------------------------------------------------------------------------------------------
  Energy Northwest (Project No. 3); Series 2003 D-
     3-2, Refunding Electric VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           4.50%     07/01/18      10,400         10,400,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Washington (State of));
     Series 2004-593, Unlimited Tax VRD
     GO(b)(d)(e)                                      2.29%     07/01/12       3,585          3,585,000
-------------------------------------------------------------------------------------------------------
     Series 2008-2480, Unlimited Tax VRD
     GO(b)(d)(e)                                      2.29%     01/01/16       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  King (County of) Economic Enterprise Corp.
     (Puget Sound Blood Center Project); Series
     1998, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)         2.30%     04/01/23       4,400          4,400,000
-------------------------------------------------------------------------------------------------------
  Lake Tapps Parkway Properties;
     Series 1999 A, Special VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.36%     12/01/19       3,829          3,829,000
-------------------------------------------------------------------------------------------------------
     Series 1999 B, Special VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.36%     12/01/19       2,400          2,400,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Seattle (City of)
     Water System); Series 11144, Refunding VRD
     RB(b)(d)(e)                                      2.29%     09/01/33       2,995          2,995,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Seattle (Port
     of)); Series 638, VRD RB(b)(d)(e)                2.59%     12/01/23      10,640         10,640,000
-------------------------------------------------------------------------------------------------------
  Seattle (City of) Housing Authority (Bayview
     Manor Project); Series 1994 B, Low Income
     Housing Assistance VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.30%     05/01/19       2,365          2,365,000
-------------------------------------------------------------------------------------------------------
  Seattle (Port of) Industrial Development Corp.
     (Sysco Food Services of Seattle, Inc.
     Project); Series 1994, Refunding VRD RB(b)       2.15%     11/01/25       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (National Healthcare, Research &
     Education Finance Corp.); Series 2000, Lease
     VRD RB (LOC-BNP Paribas)(a)(b)(f)                3.65%     01/01/32       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Swedish Health Services); Series
     2006, VRD RB (LOC-Citibank, N.A.)(a)(b)(e)       2.18%     11/15/26      21,315         21,315,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Riverview Retirement Community Project);
     Series 1997, Elderly Housing VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                2.30%     07/01/22       1,645          1,645,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (The Northwest School Project); Series 2005,
     Non-Profit VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.15%     06/01/32       2,000          2,000,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

  Washington (State of) Housing Finance Commission
     (YMCA of Columbia-Willamette); Series 1999,
     Non-Profit VRD RB (LOC-U.S. Bank, N.A.)(a)(b)    2.26%     08/01/24     $ 2,200     $    2,200,000
=======================================================================================================
                                                                                            111,954,000
=======================================================================================================


WEST VIRGINIA-0.08%

  Harrison (County of) County Commission (Fox
     Grocery Co. Project); Series 1991, Refunding
     VRD IDR (LOC-Wachovia Bank, N.A.)(a)(b)          2.14%     06/01/14       2,780          2,780,000
-------------------------------------------------------------------------------------------------------
  Harrison (County of) Building Commission
     (Maplewood Retirement Community Project);
     Series 1998, Health Care RB(g)(h)(i)             5.25%     04/01/08       1,000          1,020,000
=======================================================================================================
                                                                                              3,800,000
=======================================================================================================


WISCONSIN-3.23%

  Kenosha (County of) Unified School District No.
     1; Series 2005 A, Refunding Unlimited Tax GO     5.00%     04/01/08       5,580          5,580,000
-------------------------------------------------------------------------------------------------------
  Mequon-Thiensville (Cities of) School District;
     Series 2007, TRAN                                4.25%     09/05/08      11,500         11,534,805
-------------------------------------------------------------------------------------------------------
  Milwaukee (City of) (Goodwill Industries of
     Southeastern Wisconsin & Metropolitan
     Chicago, Inc. Issue); Series 1999, VRD IDR
     (LOC-U.S. Bank, N.A.)(a)(b)(e)                   2.10%     07/01/19       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  Milwaukee (City of) Redevelopment Authority
     (Cathedral Place Parking Facility Project);
     Series 2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.10%     05/01/25       2,340          2,340,000
-------------------------------------------------------------------------------------------------------
  Milwaukee (City of); Series 2008 C2, Commercial
     Paper Promissory Notes GO (LOC-State Street
     Bank & Trust Co.)(a)                             2.10%     05/02/08       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Rock (County of); Series 2007, Promissory Notes
     Unlimited Tax GO                                 4.25%     07/10/08       2,500          2,502,958
-------------------------------------------------------------------------------------------------------
  University of Wisconsin Hospitals & Clinics
     Authority; Series 1997, Hospital VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 6.00%     04/01/26       5,675          5,675,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Fort Healthcare, Inc.);
     Series 2007 A, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.33%     05/01/37      18,700         18,700,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Froedtert & Community
     Health, Inc. Obligated Group);
     Series 2005 B, VRD RB(b)                         4.50%     04/01/30       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
     Series 2005 C, VRD RB(b)                         2.70%     04/01/35      55,200         55,200,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Gundersen Lutheran);
     Series 2000 A, VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            1.33%     12/01/15      19,400         19,400,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Indian Community School
     of Milwaukee, Inc. Project); Series 2007, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)         2.20%     12/01/36       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Mequon Jewish Campus,
     Inc. Project); Series 2003, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.15%     07/01/28       6,245          6,245,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of);
     Series 2005 B, Unlimited Tax GO(i)               4.00%     05/01/08       2,750          2,750,603
-------------------------------------------------------------------------------------------------------
     Series 2007, Operating Notes                     4.50%     06/16/08      11,300         11,317,201
=======================================================================================================
                                                                                            154,345,567
=======================================================================================================


WYOMING-0.30%

  Gillette (City of) (Pacificorp Project); Series
     1988, Refunding Customized Purchase Floating
     VRD PCR (LOC-Barclays Bank PLC)(a)(b)(f)         2.13%     01/01/18       7,100          7,100,000
-------------------------------------------------------------------------------------------------------
  Sweetwater (County of) (Pacificorp Project);
     Series 1988 A, Refunding Customized Purchase
     PCR (LOC-Barclays Bank PLC)(a)(f)                0.95%     06/10/08       7,050          7,050,000
=======================================================================================================
                                                                                             14,150,000
=======================================================================================================
TOTAL INVESTMENTS(k)(l)-99.09% (Cost
  $4,736,725,048)                                                                         4,736,725,048
=======================================================================================================
OTHER ASSETS LESS LIABILITIES-0.91%                                                          43,273,915
=======================================================================================================
NET ASSETS-100.00%                                                                       $4,779,998,963
_______________________________________________________________________________________________________
=======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        TAX-FREE CASH RESERVE PORTFOLIO

Investment Abbreviations:

AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
INS      - Insurer
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Option Tender
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax-Exempt Receipts
RAC      - Revenue Anticipation Certificates
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
Unsec.   - Unsecured
VRD      - Variable Rate Demand
Wts.     - Warrants


Notes to Schedule of Investments:

(a) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(b) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2008.
(c) Principal and/or interest payments are secured by the bond insurance company listed.
(d) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(e) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2008 was $808,651,500, which represented 16.92% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(f) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(g) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)   Advance refunded.
(i)   Secured by an escrow fund of U.S. Government obligations.
(j) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at March 31, 2008 represented 0.22% of the Fund's Net Assets.
(k) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

      ENTITIES                                                       PERCENTAGE
      -------------------------------------------------------------------------
      MBIA Insurance Corp.                                              12.5%
      -------------------------------------------------------------------------
      Financial Security Assurance Inc.                                 11.2
      -------------------------------------------------------------------------
      JPMorgan Chase Bank, N.A.                                          5.7
      -------------------------------------------------------------------------
      Wachovia Bank, N.A.                                                5.0
      _________________________________________________________________________
      =========================================================================



(l)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        TAX-FREE CASH RESERVE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2008




ASSETS:

Investments, at value (Cost
  $4,736,725,048)                        $4,736,725,048
-------------------------------------------------------
Cash                                         61,615,945
-------------------------------------------------------
Receivables for:
  Investments sold                           29,369,804
-------------------------------------------------------
  Interest                                   23,595,443
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             102,507
-------------------------------------------------------
Other assets                                     94,917
=======================================================
     Total assets                         4,851,503,664
_______________________________________________________
=======================================================


LIABILITIES:

Payables for:
  Investments purchased                      60,262,410
-------------------------------------------------------
  Dividends                                  10,444,122
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              362,704
-------------------------------------------------------
Accrued distribution fees                       180,055
-------------------------------------------------------
Accrued trustees' and officer's fees
  and benefits                                   15,844
-------------------------------------------------------
Accrued transfer agent fees                      32,953
-------------------------------------------------------
Accrued operating expenses                      206,613
=======================================================
     Total liabilities                       71,504,701
=======================================================
Net assets applicable to shares
  outstanding                            $4,779,998,963
_______________________________________________________
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $4,780,072,278
-------------------------------------------------------
Undistributed net realized gain (loss)          (73,315)
=======================================================
                                         $4,779,998,963
_______________________________________________________
=======================================================



NET ASSETS:

Institutional Class                      $3,256,571,692
_______________________________________________________
=======================================================
Private Investment Class                 $  249,372,209
_______________________________________________________
=======================================================
Personal Investment Class                $   34,464,427
_______________________________________________________
=======================================================
Cash Management Class                    $  789,752,787
_______________________________________________________
=======================================================
Reserve Class                            $   60,788,848
_______________________________________________________
=======================================================
Resource Class                           $  242,372,470
_______________________________________________________
=======================================================
Corporate Class                          $  146,676,530
_______________________________________________________
=======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                       3,256,556,192
_______________________________________________________
=======================================================
Private Investment Class                    249,350,700
_______________________________________________________
=======================================================
Personal Investment Class                    34,461,285
_______________________________________________________
=======================================================
Cash Management Class                       789,773,540
_______________________________________________________
=======================================================
Reserve Class                                60,785,666
_______________________________________________________
=======================================================
Resource Class                              242,368,215
_______________________________________________________
=======================================================
Corporate Class                             146,693,187
_______________________________________________________
=======================================================
  Net asset value, offering and
     redemption price per share for
     each class                          $         1.00
_______________________________________________________
=======================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


30        TAX-FREE CASH RESERVE PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended March 31, 2008




INVESTMENT INCOME:

Interest                                                                            $138,673,628
================================================================================================


EXPENSES:

Advisory fees                                                                          8,281,026
------------------------------------------------------------------------------------------------
Administrative services fees                                                             630,465
------------------------------------------------------------------------------------------------
Custodian fees                                                                           166,473
------------------------------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                                             1,005,061
------------------------------------------------------------------------------------------------
  Personal Investment Class                                                              265,773
------------------------------------------------------------------------------------------------
  Cash Management Class                                                                  517,525
------------------------------------------------------------------------------------------------
  Reserve Class                                                                          183,286
------------------------------------------------------------------------------------------------
  Resource Class                                                                         523,441
------------------------------------------------------------------------------------------------
  Corporate Class                                                                         54,341
------------------------------------------------------------------------------------------------
Transfer agent fees                                                                      361,396
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                128,873
------------------------------------------------------------------------------------------------
Other                                                                                    467,442
================================================================================================
     Total expenses                                                                   12,585,102
================================================================================================
Less:   Fees waived                                                                   (1,956,708)
================================================================================================
     Net expenses                                                                     10,628,394
================================================================================================
Net investment income                                                                128,045,234
================================================================================================
Net realized gain (loss)                                                                 (64,510)
================================================================================================
Net increase in net assets resulting from operations                                $127,980,724
________________________________________________________________________________________________
================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


31        TAX-FREE CASH RESERVE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2008 and 2007



                                                                                2008              2007
-----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $  128,045,234    $  132,984,782
-----------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                        (64,510)           32,903
===========================================================================================================
     Net increase in net assets resulting from operations                     127,980,724       133,017,685
===========================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                                         (90,092,433)      (83,121,765)
-----------------------------------------------------------------------------------------------------------
  Private Investment Class                                                     (5,907,971)       (6,493,421)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class                                                      (955,425)         (988,410)
-----------------------------------------------------------------------------------------------------------
  Cash Management Class                                                       (16,534,933)      (23,466,226)
-----------------------------------------------------------------------------------------------------------
  Reserve Class                                                                  (393,176)         (450,089)
-----------------------------------------------------------------------------------------------------------
  Resource Class                                                               (8,334,594)      (13,110,320)
-----------------------------------------------------------------------------------------------------------
  Corporate Class                                                              (5,826,702)       (5,354,551)
===========================================================================================================
     Decrease in net assets resulting from distributions                     (128,045,234)     (132,984,782)
===========================================================================================================
Share transactions-net:
  Institutional Class                                                         386,399,200       978,081,281
-----------------------------------------------------------------------------------------------------------
  Private Investment Class                                                     64,205,316       (35,832,005)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class                                                       794,543        12,767,640
-----------------------------------------------------------------------------------------------------------
  Cash Management Class                                                        68,418,687        37,687,595
-----------------------------------------------------------------------------------------------------------
  Reserve Class                                                                48,055,399        (6,320,201)
-----------------------------------------------------------------------------------------------------------
  Resource Class                                                             (138,677,567)       39,659,821
-----------------------------------------------------------------------------------------------------------
  Corporate Class                                                             (13,522,471)      152,199,233
===========================================================================================================
     Net increase in net assets resulting from share transactions             415,673,107     1,178,243,364
===========================================================================================================
     Net increase in net assets                                               415,608,597     1,178,276,267
===========================================================================================================


NET ASSETS:

  Beginning of year                                                         4,364,390,366     3,186,114,099
===========================================================================================================
  End of year (including undistributed net investment income of $0 and
     $0, respectively)                                                     $4,779,998,963    $4,364,390,366
___________________________________________________________________________________________________________
===========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


32        TAX-FREE CASH RESERVE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

March 31, 2008


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

  The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

        The Fund files tax returns in the U.S. federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.


33        TAX-FREE CASH RESERVE PORTFOLIO

I. OTHER RISKS -- The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.

        Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through June 30, 2008. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest: (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposits accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, to be effective as of May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  For the year ended March 31, 2008, the Advisor waived advisory fees of $1,151,284.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the year ended March 31, 2008, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended March 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust, pursuant to a transfer agency and service agreement, has agreed to pay Invesco Aim Investment Services, Inc. ("IAIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  Under the terms of a master distribution agreement between Invesco Aim Distributors, Inc. ("IADI") and the Trust, IADI acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, IADI has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through at least June 30, 2008. Pursuant to the Plan, for the year ended March 31, 2008, 12b-1 fees before fee waiver under this agreement are shown in the Statement of Operations as distribution fees. Fees incurred after fee waivers under this agreement for Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, and Resource Class were $502,531, $194,900, $414,020, $159,459, and $418,753, respectively.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

34        TAX-FREE CASH RESERVE PORTFOLIO

Pursuant to these procedures, for the year ended March 31, 2008, the Fund engaged in securities sales of $415,033,043, which resulted in net realized gains (losses) of $0, and securities purchases of $205,811,174.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the year ended March 31, 2008, the Fund paid legal fees of $12,722 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--CASH BALANCES

The Fund is permitted to temporarily overdraft or leave balances in its account with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Fund for such activity, the Fund may either (i) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated by earning additional interest; or (ii) pay to or receive from BNY Mellon compensation at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended March 31, 2008 and 2007 was as follows:

                                                                                2008             2007
---------------------------------------------------------------------------------------------------------
Distributions paid from ordinary income                                     $128,045,234     $132,984,782
_________________________________________________________________________________________________________
=========================================================================================================



TAX COMPONENTS OF NET ASSETS:

As of March 31, 2008, the components of net assets on a tax basis were as follows:

                                                                                        2008
-------------------------------------------------------------------------------------------------
Undistributed ordinary income                                                      $      355,109
-------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation)-investments                                         (6,864)
-------------------------------------------------------------------------------------------------
Temporary book/tax differences                                                           (355,109)
-------------------------------------------------------------------------------------------------
Capital loss carryforward                                                                 (16,396)
-------------------------------------------------------------------------------------------------
Post-October capital loss deferral                                                        (50,055)
-------------------------------------------------------------------------------------------------
Shares of beneficial interest                                                       4,780,072,278
=================================================================================================
Total net assets                                                                   $4,779,998,963
_________________________________________________________________________________________________
=================================================================================================




  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. Cost of investments for tax purposes is $4,736,731,912.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund has a capital loss carryforward as of March 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
March 31, 2013                                                                       $ 1,941
-----------------------------------------------------------------------------------------------
March 31, 2016                                                                        14,455
===============================================================================================
Total capital loss carryforward                                                      $16,396
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


35        TAX-FREE CASH RESERVE PORTFOLIO

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                               MARCH 31, 2008(a)                         MARCH 31, 2007
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 29,180,701,441     $ 29,180,701,441      28,605,247,846     $ 28,605,247,846
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               683,053,539          683,053,539         800,043,681          800,043,681
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              147,256,006          147,256,006          90,121,993           90,121,993
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                6,287,611,982        6,287,611,982       6,677,587,019        6,677,587,019
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           89,382,790           89,382,790          95,804,362           95,804,362
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       1,682,213,737        1,682,213,737       3,099,970,711        3,099,970,711
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      1,492,840,952        1,492,840,952         627,214,023          627,214,023
==================================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                     50,778,338           50,778,338          51,555,761           51,555,761
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                 4,943,626            4,943,626           5,521,451            5,521,451
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   38,268               38,268             106,122              106,122
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   14,407,512           14,407,512          17,866,095           17,866,095
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              328,466              328,466             444,003              444,003
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           8,318,683            8,318,683          12,020,615           12,020,615
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            843,794              843,794             240,992              240,992
==================================================================================================================================

Reacquired:
  Institutional Class                                (28,845,080,579)     (28,845,080,579)    (27,678,722,326)     (27,678,722,326)
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (623,791,849)        (623,791,849)       (841,397,137)        (841,397,137)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (146,499,731)        (146,499,731)        (77,460,475)         (77,460,475)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               (6,233,600,807)      (6,233,600,807)     (6,657,765,519)      (6,657,765,519)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          (41,655,857)         (41,655,857)       (102,568,566)        (102,568,566)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,829,209,987)      (1,829,209,987)     (3,072,331,505)      (3,072,331,505)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (1,507,207,217)      (1,507,207,217)       (475,255,782)        (475,255,782)
==================================================================================================================================
                                                         415,673,107     $    415,673,107       1,178,243,364     $  1,178,243,364
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 8--SIGNIFICANT EVENT

The Board of Trustees of the Trust approved on December 13, 2007 and the shareholders approved on February 29, 2008, an Agreement and Plan of Reorganization (the "Plan"). The Plan provides for the restructuring of the Fund as a new series portfolio (the "New Fund") of Short-Term Investments Trust, an existing open-end management investment company organized as a Delaware statutory trust, the transfer of all the Fund's assets and liabilities to the New Fund and the termination of the Fund as a designated series of the Trust (the "Restructuring"). The Restructuring occurred on April 30, 2008. The operations of the New Fund following the Restructuring are substantially similar to those of the Fund.


36        TAX-FREE CASH RESERVE PORTFOLIO

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            PRIVATE INVESTMENT CLASS
                                                          ------------------------------------------------------------
                                                                              YEAR ENDED MARCH 31,
                                                          ------------------------------------------------------------
                                                            2008         2007         2006         2005         2004
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.03         0.03         0.02         0.01         0.01
----------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                (0.03)       (0.03)       (0.02)       (0.01)       (0.01)
======================================================================================================================
Net asset value, end of period                            $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(a)                                               3.02%        3.15%        2.27%        0.99%        0.59%
______________________________________________________________________________________________________________________
======================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $249,372     $185,163     $220,988     $196,617     $150,399
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              0.47%(b)     0.47%        0.47%        0.47%        0.47%
======================================================================================================================
  Without fee waivers and/or expense reimbursements           0.75%(b)     0.75%        0.77%        0.77%        0.77%
======================================================================================================================
Ratio of net investment income to average net assets          2.98%(b)     3.11%        2.24%        0.99%        0.58%
______________________________________________________________________________________________________________________
======================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $201,012,148.


37        TAX-FREE CASH RESERVE PORTFOLIO

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing. The parties settled this case and it was dismissed with prejudice on May 6, 2008.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.



38        TAX-FREE CASH RESERVE PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees of Tax-Free Investments Trust and Private Investment Class Shareholders of Tax-Free Cash Reserve Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Free Cash Reserve Portfolio (the "Fund") at March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the Private Investment Class financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and Private Investment Class financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The Private Investment Class financial highlights for each of the periods ended on or before March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

May 15, 2008
Houston, Texas




39        TAX-FREE CASH RESERVE PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007, through March 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (10/01/07)   (03/31/08)(1)   PERIOD(2)     (03/31/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
     Private        $1,000.00      $1,013.40       $2.37       $1,022.65       $2.38        0.47%
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period October 1, 2007, through March 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half year.


40        TAX-FREE CASH RESERVE PORTFOLIO

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on December          A. Nature, Extent and Quality of          relevant factors, the Board concluded that
12-13, 2007, the Board of Trustees of              Services to be Provided by the         the Fund's sub-advisory fees were fair and
Tax-Free Investments Trust (the "Board"),          Affiliated Sub-Advisors                reasonable.
including a majority of the independent
trustees, voting separately, approved the    The Board reviewed the services to be           D. Financial Resources of the
sub-advisory agreement for Tax-Free Cash     provided by the Affiliated Sub-Advisors            Affiliated Sub-Advisors
Reserve Portfolio (the "Fund"), effective    under the sub-advisory agreement and the
on or about May 1, 2008. In so doing, the    credentials and experience of the officers   The Board considered whether each
Board determined that the sub-advisory       and employees of the Affiliated              Affiliated Sub-Advisor is financially
agreement is in the best interests of the    Sub-Advisors who will provide these          sound and has the resources necessary to
Fund and its shareholders and that the       services. The Board concluded that the       perform its obligations under the
compensation to AIM Funds Management Inc.    nature, extent and quality of the services   sub-advisory agreement, and concluded that
(AIM Funds Management Inc. anticipates       to be provided by the Affiliated             each Affiliated Sub-Advisor has the
changing its name to Invesco Trimark         Sub-Advisors were appropriate. The Board     financial resources necessary to fulfill
Investment Management Inc. on or prior to    noted that the Affiliated Sub-Advisors,      these obligations.
December 31, 2008), Invesco Asset            which have offices and personnel that are
Management Deutschland, GmbH, Invesco        geographically dispersed in financial
Asset Management Ltd., Invesco Asset         centers around the world, have been formed
Management (Japan) Limited, Invesco          in part for the purpose of researching and
Australia Limited, Invesco Global Asset      compiling information and making
Management (N.A.), Inc., Invesco Hong Kong   recommendations on the markets and
Limited, Invesco Institutional (N.A.),       economies of various countries and
Inc., and Invesco Senior Secured             securities of companies located in such
Management, Inc. (collectively, the          countries or on various types of
"Affiliated Sub-Advisors") under the         investments and investment techniques, and
sub-advisory agreement is fair and           providing investment advisory services.
reasonable.                                  The Board concluded that the sub-advisory
                                             agreement will benefit the Fund and its
   The independent trustees met separately   shareholders by permitting Invesco Aim to
during their evaluation of the               utilize the additional resources and
sub-advisory agreement with independent      talent of the Affiliated Sub-Advisors in
legal counsel from whom they received        managing the Fund.
independent legal advice, and the
independent trustees also received              B. Fund Performance
assistance during their deliberations from
the independent Senior Officer, a            The Board did not view Fund performance as
full-time officer of the AIM Funds who       a relevant factor in considering whether
reports directly to the independent          to approve the sub-advisory agreement for
trustees. The sub-advisory agreement was     the Fund, as no Affiliated Sub-Advisor
considered separately for the Fund,          currently serves as sub-advisor to the
although the Board also considered the       Fund.
common interests of all of the AIM Funds
in their deliberations. The Board               C. Sub-Advisory Fees
comprehensively considered all of the
information provided to them and did not     The Board considered the services to be
identify any particular factor that was      provided by the Affiliated Sub-Advisors
controlling. Furthermore, each trustee may   pursuant to the sub-advisory agreement and
have evaluated the information provided      the services to be provided by Invesco Aim
differently from one another and             pursuant to the Fund's advisory agreement,
attributed different weight to the various   as well as the allocation of fees between
factors.                                     Invesco Aim and the Affiliated
                                             Sub-Advisors pursuant to the sub-advisory
   Set forth below is a discussion of the    agreement. The Board noted that the
material factors and related conclusions     sub-advisory fees have no direct effect on
that formed the basis for the Board's        the Fund or its shareholders, as they are
approval of the sub-advisory agreement for   paid by Invesco Aim to the Affiliated
the Fund.                                    Sub-Advisors, and that Invesco Aim and the
                                             Affiliated Sub-Advisors are affiliates.
                                             After taking account of the Fund's
                                             contractual sub-advisory fee rate, as well
                                             as other


41   TAX-FREE CASH RESERVE PORTFOLIO

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended March 31, 2008:

     FEDERAL INCOME TAX
     ------------------
     Tax-Exempt Interest Dividends*                         100%



     * The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended June 30, 2007, September 30, 2007 and December 31, 2007 were 100%, 100%, and 100%, respectively.


42        TAX-FREE CASH RESERVE PORTFOLIO

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of Tax-Free Cash Reserve Portfolio, an investment portfolio of Tax-Free Investments Trust, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

(4) Approve an Agreement and Plan of Reorganization that provides for the restructuring of the Fund as a new series portfolio of Short-Term Investments Trust, an existing open-end management investment company organized as a Delaware statutory trust, the transfer of all of the Fund's assets and liabilities to the new series portfolio and the termination of the Fund as a designated series of the Trust.

The results of the voting on the above matters were as follows:


                                                                                                 WITHHELD/
      MATTER                                                                VOTES FOR          ABSTENTIONS**
------------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker.....................................................   1,564,840,741          20,342,614
      Frank S. Bayley..................................................   1,564,840,741          20,342,614
      James T. Bunch...................................................   1,564,840,741          20,342,614
      Bruce L. Crockett................................................   1,564,840,741          20,342,614
      Albert R. Dowden.................................................   1,564,840,741          20,342,614
      Jack M. Fields...................................................   1,564,840,741          20,342,614
      Martin L. Flanagan...............................................   1,564,840,741          20,342,614
      Carl Frischling..................................................   1,564,840,741          20,342,614
      Prema Mathai-Davis...............................................   1,564,840,741          20,342,614
      Lewis F. Pennock.................................................   1,564,840,741          20,342,614
      Larry Soll, Ph.D.................................................   1,564,840,741          20,342,614
      Raymond Stickel, Jr..............................................   1,564,840,741          20,342,614
      Philip A. Taylor.................................................   1,564,840,741          20,342,614




                                                                                                WITHHELD/            BROKER
                                                     VOTES FOR            VOTES AGAINST        ABSTENTIONS         NON-VOTES
-----------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's
      Agreement and Declaration of Trust that
      would permit the Board of Trustees of the
      Trust to terminate the Trust, the Fund, and
      each other series portfolio of the Trust, or
      a share class without a shareholder vote....     645,077,342         639,466,348          28,667,670        271,971,995
(3)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM
      Funds Management, Inc.; Invesco Asset
      Management Deutschland, GmbH; Invesco Asset
      Management Limited; Invesco Asset Management
      (Japan) Limited; Invesco Australia Limited;
      Invesco Global Asset Management (N.A.),
      Inc.; Invesco Hong Kong Limited; Invesco
      Institutional (N.A.), Inc.; and Invesco
      Senior Secured Management, Inc..............   1,405,715,759          22,367,724          41,697,989        244,803,817
(4)   Approve an Agreement and Plan of
      Reorganization that provides for the
      restructuring of the Fund as a new series
      portfolio of Short-Term Investments Trust,
      an existing open-end management investment
      company organized as a Delaware statutory
      trust, the transfer of all of the Fund's
      assets and liabilities to the new series
      portfolio and the termination of the Fund as
      a designated series Trust...................   1,393,721,217          30,917,608          45,142,648        244,803,816



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of Tax-Free Investments Trust.

** Includes Broker Non-Votes.


43        TAX-FREE CASH RESERVE PORTFOLIO

TRUSTEES AND OFFICERS


The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 104 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.


                                                                                                          OTHER TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND        TRUSTEE AND/                                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE      OR OFFICER    PRINCIPAL OCCUPATION(S)                                      HELD BY
TRUST                          SINCE         DURING PAST 5 YEARS                                          TRUSTEE/DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------

 INTERESTED PERSONS
----------------------------------------------------------------------------------------------------------------------------------

 Martin L.                     2007          Executive Director, Chief Executive Officer and President,   None
 Flanagan(1) -- 1960                         Invesco Ltd. (ultimate parent of Invesco Aim and a global
 Trustee                                     investment management firm); Chairman, Invesco Aim
                                             Advisors, Inc. (registered investment advisor); Director,
                                             Chairman, Chief Executive Officer and President, IVZ Inc.
                                             (holding company); INVESCO North American Holdings, Inc.
                                             (holding company); Chairman and President, INVESCO Group
                                             Services, Inc. (service provider); Trustee, The AIM Family of Funds(R); Vice Chairman, Investment Company Institute;
                                             and Member of Executive Board, SMU Cox School of Business

                                             Formerly: Director, Chief Executive Officer and President,
                                             Invesco Holdings Company Limited (parent of Invesco Aim and a global investment management firm) Director, Invesco Ltd;
                                             President, Co-Chief Executive Officer, Co-President, Chief
                                             Operating Officer and Chief Financial Officer, Franklin
                                             Resources, Inc. (global investment management organization)
----------------------------------------------------------------------------------------------------------------------------------

 Philip A. Taylor(2) -- 1954   2006          Director, Chief Executive Officer and President, AIM Mutual  None
 Trustee and Executive                       Fund Dealer Inc. (registered broker dealer), Invesco Aim
 Vice President                              Advisors, Inc., AIM Funds Management Inc. d/b/a INVESCO
                                             Enterprise Services (registered investment advisor and
                                             registered transfer agent), 1371 Preferred Inc. (holding
                                             company); Trimark Corporate Class Inc. (formerly AIM
                                             Trimark Global Fund Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc. (corporate mutual fund
                                             company): Director, Chairman, Chief Executive Officer and
                                             President, Invesco Aim Management Group, Inc. (financial
                                             services holding company) and Invesco Aim Capital
                                             Management, Inc. (registered investment advisor); Director and President, INVESCO Funds Group, Inc. (registered
                                             investment advisor and register transfer agent) and AIM GP
                                             Canada Inc. (general partner for a limited partnership);
                                             Director, Invesco Aim Distributors, Inc. (registered broker dealer); Director and Chairman, Invesco Aim Investment
                                             Services, Inc. (registered transfer agent), and INVESCO
                                             Distributors, Inc. (registered broker dealer); Director,
                                             President and Chairman, IVZ Callco Inc. (holding company);
                                             INVESCO Inc. (holding company) and AIM Canada Holdings Inc.
                                             (holding company); Trustee, President and Principal
                                             Executive Officer of The AIM Family of Funds--Registered
                                             Trademark-- (other than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and Tax-Free Investments
                                             Trust); Trustee and Executive Vice President, The AIM
                                             Family of Funds--Registered Trademark-- (AIM Treasurer's
                                             Series Trust, Short-Term Investments Trust and Tax-Free
                                             Investments Trust only); and Manager, Invesco PowerShares
                                             Capital Management LLC

                                             Formerly: Director and Chairman, Fund Management Company
                                             (former registered broker dealer); President and Principal
                                             Executive Officer, The AIM Family of Funds--Registered
                                             Trademark-- (AIM Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free Investments Trust only);
                                             Chairman, AIM Canada Holdings, Inc.; President, AIM Trimark
                                             Global Fund Inc. and AIM Trimark Canada Fund Inc.; and
                                             Director, Trimark Trust (federally regulated Canadian Trust
                                             Company)

----------------------------------------------------------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------

 Bruce L. Crockett -- 1944     1992          Chairman, Crockett Technology Associates (technology         ACE Limited (insurance
 Trustee and Chair                           consulting company)                                          company); and Captaris,
                                                                                                          Inc. (unified messaging
                                                                                                          provider)

----------------------------------------------------------------------------------------------------------------------------------


 Bob R. Baker -- 1936          2003          Retired                                                      None
 Trustee

----------------------------------------------------------------------------------------------------------------------------------


 Frank S. Bayley -- 1939       2001          Retired                                                      None
 Trustee
                                             Formerly: Partner, law firm of Baker & McKenzie; and
                                             Director Badgley Funds, Inc. (registered investment
                                             company) (2 portfolios)

----------------------------------------------------------------------------------------------------------------------------------


 James T. Bunch -- 1942        2003          Founder, Green, Manning & Bunch Ltd., (investment banking    None
 Trustee                                     firm)

                                             Formerly: Director, Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation

----------------------------------------------------------------------------------------------------------------------------------


 Albert R. Dowden -- 1941      2000          Director of a number of public and private business          None
 Trustee                                     corporations, including the Boss Group Ltd. (private
                                             investment and management), Reich & Tang Funds (Chairman)
                                             (registered investment company) (7 portfolios), Daily
                                             Income Fund (4 portfolios), California Daily Tax Free
                                             Income Fund, Inc., Connecticut Daily Tax Free Income Fund,
                                             Inc. and New Jersey Daily Municipal Fund, Inc., Annuity and
                                             Life Re (Holdings), Ltd. (insurance company), and
                                             Homeowners of America Holding Corporation (property
                                             casualty company)

                                             Formerly: Director, CompuDyne Corporation (provider of
                                             product and services to the public security market);
                                             Director, President and Chief Executive Officer, Volvo
                                             Group North America, Inc.; Senior Vice President, AB Volvo;
                                             Director of various affiliated Volvo companies; and
                                             Director, Magellan Insurance Company

----------------------------------------------------------------------------------------------------------------------------------


 Jack M. Fields -- 1952        1997          Chief Executive Officer, Twenty First Century Group, Inc.
 Trustee                                     (government affairs company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P. (cattle, hunting,
                                             corporate entertainment)
                                             Formerly: Chief Executive Officer, Texana Timber LP          Administaff
                                             (sustainable forestry company); and Discovery Global
                                             Education Fund (non-profit)

----------------------------------------------------------------------------------------------------------------------------------


 Carl Frischling -- 1937       1992          Partner, law firm of Kramer Levin Naftalis and Frankel LLP   Director, Reich & Tang
 Trustee                                                                                                  Funds) (15 portfolios)

----------------------------------------------------------------------------------------------------------------------------------


 Prema Mathai-Davis -- 1950    1998          Formerly: Chief Executive Officer, YWCA of the USA           None
 Trustee

----------------------------------------------------------------------------------------------------------------------------------


 Lewis F. Pennock -- 1942      1992          Partner, law firm of Pennock & Cooper                        None
 Trustee

----------------------------------------------------------------------------------------------------------------------------------


 Larry Soll -- 1942            2003          Retired                                                      None
 Trustee

----------------------------------------------------------------------------------------------------------------------------------


 Raymond Stickel,              2005          Retired
 Jr. -- 1944
 Trustee
                                             Formerly: Partner, Deloitte & Touche; and Director,          None
                                             Mainstay VP Series Funds, Inc. (25 portfolios)

----------------------------------------------------------------------------------------------------------------------------------



(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.


44        TAX-FREE CASH RESERVE PORTFOLIO

                                                                                                            OTHER TRUSTEESHIP(S)/
                                 TRUSTEE AND/                                                               DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND          OR OFFICER    PRINCIPAL OCCUPATION(S)                                      HELD BY
POSITION(S) HELD WITH THE TRUST  SINCE         DURING PAST 5 YEARS                                          TRUSTEE/DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

 OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

 Karen Dunn Kelley -- 1960       1992          Head of Invesco's World Wide Fixed Income and Cash           N/A
 President and Principal                       Management Group; Director of Cash Management and Senior
 Executive Officer                             Vice President, Invesco Aim Advisors, Inc. and Invesco Aim
                                               Capital Management, Inc; Senior Vice President, Invesco Aim
                                               Management Group Inc. Vice President, The AIM Family of
                                               Funds--Registered Trademark-- (other than AIM Treasurer's
                                               Series Trust, Short-Term Investments Trust and Tax-Free
                                               Investments Trust); and President and Principal Executive
                                               Officer, The AIM Family of Funds--Registered Trademark--
                                               (AIM Treasurer's Series Trust, Short-Term Investments Trust
                                               and Tax-Free Investments Trust only)

                                               Formerly: Director and President, Fund Management Company;
                                               Chief Cash Management Officer and Managing Director,
                                               Invesco Aim Capital Management, Inc.; Vice President,
                                               Invesco Aimff Advisors, Inc. and The AIM Family of Funds--
                                               Registered Trademark-- (AIM Treasurer's Series Trust,
                                               Short-Term Investments Trust and Tax-Free Investments Trust
                                               only)

------------------------------------------------------------------------------------------------------------------------------------

 Russell C. Burk -- 1958         2005          Senior Vice President and Senior Officer of The AIM Family   N/A
 Senior Vice President and                     of Funds--Registered Trademark--
 Senior Officer
                                               Formerly: Director of Compliance and Assistant General
                                               Counsel, ICON Advisers, Inc.; Financial Consultant, Merrill
                                               Lynch; General Counsel and Director of Compliance, ALPS
                                               Mutual Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------


 John M. Zerr -- 1962            2006          Director, Senior Vice President, Secretary and General       N/A
 Senior Vice President, Chief                  Counsel, Invesco Aim Management Group, Inc., Invesco Aim
 Legal Officer and Secretary                   Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                               Senior Vice President and Secretary, Invesco Aim
                                               Distributors, Inc.; Director and Vice President, INVESCO
                                               Funds Group Inc.; Senior Vice President, Chief Legal
                                               Officer and Secretary of The AIM Family of Funds--
                                               Registered Trademark--; and Manager, Invesco PowerShares
                                               Capital Management LLC


                                               Formerly: Director, Vice President and Secretary, fund
                                               Management company; Vice President, Invesco Aim Capital
                                               Management, Inc.; Chief Operating Officer, Senior Vice
                                               President, General Counsel, and Secretary, Liberty Ridge
                                               Capital, Inc. (an investment adviser); Vice President and
                                               Secretary, PBHG Funds (an investment company); Vice
                                               President and Secretary, PBHG Insurance Series Fund (an
                                               investment company); General Counsel and Secretary, Pilgrim
                                               Baxter Value Investors (an investment adviser); Chief
                                               Operating Officer, General Counsel and Secretary, Old
                                               Mutual Investment Partners (a broker-dealer); General
                                               Counsel and Secretary, Old Mutual Fund Services (an
                                               administrator); General Counsel and Secretary, Old Mutual
                                               Shareholder Services (a shareholder servicing center);
                                               Executive Vice President, General Counsel and Secretary,
                                               Old Mutual Capital, Inc. (an investment adviser); and Vice
                                               President and Secretary, Old Mutual Advisors Funds (an
                                               investment company)

------------------------------------------------------------------------------------------------------------------------------------


 Lisa O. Brinkley -- 1959        2004          Global Compliance Director, Invesco Ltd.; and Vice           N/A
 Vice President                                President of The AIM Family of Funds--Registered
                                               Trademark--




                                               Formerly: Senior Vice President, A I M Management Group
                                               Inc. (financial services holding company); Senior Vice
                                               President and Chief Compliance Officer, A I M Advisors,
                                               Inc. and The AIM Family of Funds--Registered Trademark--;
                                               Vice President and Chief Compliance Officer, A I M Capital
                                               Management, Inc. and A I M Distributors, Inc.; Vice
                                               President, AIM Investment Services, Inc. and Fund
                                               Management Company; Senior Vice President and Chief
                                               Compliance Officer of The AIM Family of Funds--Registered
                                               Trademark--; and Senior Vice President and Compliance
                                               Director, Delaware Investments Family of Funds

------------------------------------------------------------------------------------------------------------------------------------


 Kevin M. Carome -- 1956         2003          Senior Vice President and General Counsel, Invesco Ltd.;
 Vice President                                Director, INVESCO Funds Group, Inc.; and Vice President of
                                               The AIM Family of Funds--Registered Trademark--


                                               Formerly: Director, Senior Vice President, Secretary and     N/A
                                               General Counsel, Invesco Aim Management Group, Inc. and
                                               Invesco Aim Advisors, Inc.; Senior Vice President, Invesco
                                               Aim Distributors, Inc.; Director, General Counsel and Vice
                                               President, Fund Management Company; Vice President, Invesco
                                               Aim Capital Management, Inc. and Invesco Investment
                                               Services, Inc.; Senior Vice President, Chief Legal Officer
                                               and Secretary of The AIM Family of Funds--Registered
                                               Trademark--;  Director and Vice President, INVESCO
                                               Distributors, Inc.; and Chief Executive Officer and
                                               President, INVESCO Funds Group, Inc.

------------------------------------------------------------------------------------------------------------------------------------


 Sidney M. Dilgren -- 1961       2004          Vice President, Invesco Aim Advisors, Inc. and Invesco Aim   N/A
 Vice President, Principal                     Capital Management, Inc.; and Vice President, Treasurer and
 Financial Officer and                         Principal Financial Officer of The AIM Family of Funds--
 Treasurer                                     Registered Trademark--


                                               Formerly: Fund Treasurer, Invesco Aim Advisors, Inc.;
                                               Senior Vice President, Invesco Aim Investment Services,
                                               Inc.; and Vice President, Invesco Aim Distributors, Inc.

------------------------------------------------------------------------------------------------------------------------------------


 Lance A. Rejsek -- 1967         2005          Anti-Money Laundering Compliance Officer, Invesco Aim        N/A
 Anti-Money Laundering                         Advisors, Inc., Invesco Aim Capital Management, Inc.,
 Compliance Officer                            Invesco Aim Distributors, Inc., Invesco Aim Investment
                                               Services, Inc., Invesco AIM Private Asset Management, Inc.,
                                               Fund Management Company and The AIM Family of Funds--
                                               Registered Trademark--

                                               Formerly: Anti-Money Laundering Compliance Officer, Fund
                                               Management Company; and Manager of the Fraud Prevention
                                               Department, Invesco Aim Investment Services, Inc.

------------------------------------------------------------------------------------------------------------------------------------

 Todd L. Spillane -- 1958        2006          Senior Vice President, Invesco Aim Management Group, Inc.;   N/A
 Chief Compliance Officer                      Senior Vice President and Chief Compliance Officer, Invesco
                                               Aim Advisors, Inc. and Invesco Aim Capital Management,
                                               Inc.; Chief Compliance Officer of The AIM Family of Funds--
                                               Registered Trademark--, Invesco Global Asset Management
                                               (N.A.), Inc., (registered investment advisor), Invesco
                                               Institutional (N.A.), Inc., (registered investment
                                               advisor), Invesco Private Capital Investments, Inc.
                                               (holding company), Invesco Private Capital, Inc.
                                               (registered investment advisor) and Invesco Senior Secured
                                               Management, Inc. (registered investment advisor); and Vice
                                               President, Invesco Aim Distributors, Inc., Invesco AIM
                                               Investment Services, Inc.

                                               Formerly: Vice President, Invesco Aim Capital Management,
                                               Inc.; and Fund Management Company; Global Head of Product
                                               Development, AIG-Global Investment Group, Inc.; and Chief
                                               Compliance Officer and Deputy General Counsel, AIG-
                                               SunAmerica Asset Management

------------------------------------------------------------------------------------------------------------------------------------



The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.


OFFICE OF THE FUND        INVESTMENT ADVISOR         DISTRIBUTOR                AUDITORS
11 Greenway Plaza         Invesco Aim Advisors,      Invesco Aim Distributors,  PricewaterhouseCoopers
Suite 100                 Inc.                       Inc.                       LLP
Houston, TX 77046-1173    11 Greenway Plaza          11 Greenway Plaza          1201 Louisiana Street
                          Suite 100                  Suite 100                  Suite 2900
                          Houston, TX 77046-1173     Houston, TX 77046-1173     Houston, TX 77002-5678



COUNSEL TO THE FUND       COUNSEL TO THE             TRANSFER AGENT             CUSTODIAN
Stradely Ronon Stevens &  INDEPENDENT TRUSTEES       Invesco Aim Investment     The Bank of New York
Young, LLP                Kramer, Levin, Naftalis &  Services, Inc.             2 Hanson Place
2600 One Commerce Square  Frankel LLP                P.O. Box 4739              Brooklyn, NY 11217-1431
Philadelphia, PA 19103-   1177 Avenue of the         Houston, TX 77210-4739
7599                      Americas
                          New York, NY 10036-2714





45        TAX-FREE CASH RESERVE PORTFOLIO

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Funds provide a complete list of their holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Funds' semiannual and annual reports to shareholders. For the first and third quarters, the Funds file the list with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Funds' shares and prospective investors, may obtain access to the Web site by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this Web page.
Shareholders can also look up each Fund's Form N-Q filings on the SEC Web site, sec.gov. Each Fund's Form N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference
Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on "Proxy Policy." The information is also available on the SEC Web site,
sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the "About Us" tab, click on "Required Notices" and then click on "Proxy
Voting Activity." Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

Invesco Aim --service mark-- is a service mark of Invesco Aim Management Group,
Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco
Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management
LLC are the investment advisors for the products and services represented by
Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Invesco Institutional (N.A.),
Inc., Invesco Senior Secured Management, Inc., Invesco Global Asset Management
(N.A.), Inc., AIM Funds Management Inc. (DBA AIM Trimark Investments), Invesco
Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco
Trimark) on or prior to Dec. 31, 2008. Invesco Aim Distributors, Inc. is the
distributor for the retail mutual funds, exchange-traded funds and U.S.
institutional money market funds represented by Invesco Aim. All entities are                                     [INVESCO AIM LOGO]
indirect, wholly owned subsidiaries of Invesco Ltd.                                                                --SERVICE MARK--

invescoaim.com   TFIT-AR-5   Invesco Aim Distributors, Inc.


                                  TAX-FREE CASH RESERVE PORTFOLIO

                                  Reserve Class

                                  Annual Report to Shareholders o March 31, 2008

[INVESCO AIM LOGO]
 --SERVICE MARK--

     [MOUNTAIN GRAPHIC]

2    Letters to Shareholders
4    Fund Data
5    Schedule of Investments
30   Financial Statements
33   Notes to Financial Statements
37   Financial Highlights
39   Auditor's Report
40   Fund Expenses
41   Approval of Sub-Advisory Agreement
42   Tax Information
43   Results of Proxy
44   Trustees and Officers

Unless otherwise stated, information presented in this report is as of March 31, 2008, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

                    Dear Shareholders:

                    We are pleased to present this report on the performance of the Reserve Class of Tax-Free Cash Reserve
                    Portfolio, part of Invesco Aim Cash Management, for the 12 months ended March 31, 2008. Thank you for investing with us.

   [DUNN KELLEY        While continuing to maintain a relatively short maturity structure to help manage the liquidity needs of our
      PHOTO]        clients, a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields was utilized to provide competitive returns.
Karen Dunn Kelley
                       The Fund also continued to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the Fund's overall credit quality, market price exposure and management.

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

U.S. economic growth, while remaining positive, slowed considerably during the second half of the period covered by this report.
Gross domestic product (GDP) rose at an annualized rate of 3.8%, 4.9% and 0.6%(1) in the second, third and fourth quarters of 2007, respectively. Early estimates put first-quarter 2008 GDP growth at an annualized rate of 0.6%.(1)

   This slowdown was due to a number of factors, including weakness in the housing market, rising energy prices, a credit "crunch"
and slowing consumer spending. These same factors caused the U.S. stock market to decline and become more volatile during the second half of the fiscal year.

   In response to these trends, the U.S. Federal Reserve Board (the Fed) aggressively lowered short-term interest rates. In six separate actions, the Fed cut its federal funds target rate by a total of 300 basis points, or 3.0%.(2) By lowering this key short-term interest rate from 5.25% to 2.25%(2), the Fed hoped to stimulate economic growth. Decreases in the federal funds target rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities.

   In March 2008, the Fed also expanded its lending authority and increased liquidity in an effort to ensure the smooth functioning of financial markets. The central bank extended a line of credit to JPMorgan Chase to buy troubled investment bank Bear Stearns and it created a new program to provide loans directly to large investment banks. Previously, only commercial banks were eligible for such loans. Near the end of the fiscal year, the Fed promised to "act in a timely manner as needed to promote sustainable economic growth and price stability."

   The yield curve began the fiscal year somewhat inverted, with three-month Treasury bills yielding 5.03% and 30-year Treasuries yielding 4.84%.(3) By the close of the fiscal year, the yield curve was much more normal, with yields declining across the board. As of March 31, 2008, three-month Treasury bills yielded 1.37% while 30-year Treasuries yielded 4.31%.(3)

IN CONCLUSION

On March 31, 2008, AIM Investments became Invesco Aim. With our new name came a new logo and a new look -- and a new brand. We believe our new brand highlights the strength of global diversification that we can provide shareholders by combining Invesco's worldwide resources and AIM's 30-year tradition of delivering quality investment products to the U.S. marketplace.

   As one of the world's largest and most diversified global investment organizations, Invesco has more than 500 investment professionals operating in investment centers in 25 cities and a presence in 12 countries. As of March 31, 2008, Invesco had approximately $470 billion in assets under management globally. To learn more, visit our Web site, invescoaim.com.

   All of us at Invesco Aim are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our
Cash Management representatives at 800 659 1005.

Sincerely,


/S/ KAREN DUNN KELLEY

Karen Dunn Kelley
Executive Vice President
Invesco Aim Distributors, Inc.

May 19, 2008

(1)  Bureau of Economic Analysis

(2)  U.S. Federal Reserve Board

(3)  Lehman Brothers Inc.

Invesco Aim Cash Management is a brand name encompassing products and services provided by one or more subsidiaries of Invesco Ltd.


2   TAX-FREE CASH RESERVE PORTFOLIO

                    Dear Fellow AIM Fund Shareholders:

                    Communication is always important and even more so in times of market volatility. On behalf of your Board of
                    Trustees, I intend to keep you informed on events relating to the governance of the portfolios of Invesco Aim
                    Cash Management and to assure you that the Board supports management's continuing investment discipline focused
    [CROCKETT       on the highest credit quality consistent with safety, liquidity and yield. At the same time, improved
      PHOTO]        performance, reduced shareholder costs and high ethical standards remain key areas of focus for your Board.

  Bruce Crockett       Your Board's membership and standing committees have changed a bit recently. Ruth Quigley retired from Board service at the end of 2007, after serving since 1998, and we thank her for her many contributions. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, formerly chaired by Ruth, has been reorganized and has taken on additional responsibilities as the Valuation, Distribution and
Proxy Oversight Committee under the chairmanship of Carl Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee in a normal rotation of duties.

   Your interests are our first priority and for that reason we want to maintain a two-way channel of communication with you. The value of this communication between the Board and shareholders of the AIM Funds has been noted within and beyond the Invesco Aim community. Morningstar, the mutual fund tracking company, has commented favorably on communications between the Board of Trustees of the AIM Funds and their shareholders in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07). If you have comments or questions about any areas relating to fund governance, I encourage you to contact me by email at bruce@brucecrockett.com.

   Your Board looks forward to keeping you informed about your funds and to another year of diligent governance on your behalf.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

May 19, 2008


3   TAX-FREE CASH RESERVE PORTFOLIO

FUND DATA

====================================================================================================================================
RESERVE CLASS DATA AS OF 3/31/08

             YIELDS                         WEIGHTED AVERAGE MATURITY                  TOTAL
7-DAY SEC YIELD   MONTHLY YIELD   RANGE DURING FISCAL YEAR   AT FISCAL YEAR END      NET ASSETS
     1.43%            1.88%              19-36 days                19 days         $60.78 million

The performance data quoted above represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted above. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. You may obtain performance data current to the most recent month-end by visiting invescoaim.com. The SEC yield listed above reflects fee waivers and/or expense reimbursements in effect for the period. Had the advisor and/or distributor not waived fees and/or reimbursed expenses, your 7-day SEC yield would have been 1.27%.

====================================================================================================================================

FUND COMPOSITION BY MATURITY

====================================================================================================================================

IN DAYS, AS OF 3/31/08   FUND OBJECTIVE AND STRATEGY

1-7               84.6%  The Fund seeks as high a level of tax-exempt income as is consistent with the preservation of capital and
8-30               1.9   maintenance of liquidity. We invest in high quality, short-term municipal obligations, seeking to provide
31-90              6.7   income exempt from federal taxation. The portfolio structure is driven to some extent by the supply and
91-180             5.5   availability of municipal securities. Liquidity is managed with daily and weekly variable-rate demand
181+               1.3   notes.

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940.

====================================================================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


4   TAX-FREE CASH RESERVE PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2008




                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-99.09%

ALABAMA-0.75%

  Greater Montgomery Educational Building
     Authority (The Saint James School Project);
     Series 2003-A, Educational Facilities VRD RB
     (LOC-Regions Bank)(a)(b)                         2.26%     06/01/23     $   460     $      460,000
-------------------------------------------------------------------------------------------------------
  Gulf Shores (City of) Medical Clinic Board
     (Colonial Pinnacle MOB, LLC Project); Series
     2007, Non-AMT VRD RB (LOC-Regions Bank)(a)(b)    2.31%     07/01/34       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Huntsville (City of); Series 2002 G, Unlimited
     Tax VRD GO Wts. (LOC-Regions Bank)(a)(b)         2.21%     07/01/22       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Mobile (City of) Downtown Redevelopment
     Authority (Lafayette Plaza Hotel Project);
     Series 2007-A, Non-AMT VRD RB (LOC-Regions
     Bank)(a)(b)                                      2.25%     05/01/32       6,360          6,360,000
-------------------------------------------------------------------------------------------------------
  Mobile (City of) Industrial Development Board
     (Holnam Inc. Project); Series 1999 B,
     Refunding Dock & Wharf VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.08%     06/01/32       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  Oxford (City of); Series 2003, Unlimited Tax VRD
     GO Wts. (LOC-Branch Banking & Trust
     Co.)(a)(b)                                       2.35%     07/01/15       1,285          1,285,000
-------------------------------------------------------------------------------------------------------
  Stevenson (City of) Industrial Development Board
     (The Mead Corp. Project); Series 1998 D,
     Refunding Environmental Improvement VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.08%     11/01/11       3,500          3,500,000
-------------------------------------------------------------------------------------------------------
  Washington (County of) Industrial Development
     Authority (Bay Gas Storage Co., Ltd.
     Project); Series 2007, VRD IDR (LOC-Regions
     Bank)(a)(b)                                      2.20%     08/01/37      19,150         19,150,000
=======================================================================================================
                                                                                             35,655,000
=======================================================================================================


ALASKA-1.79%

  Alaska (State of) Housing Finance Corp.;
     Series 2001 A, Governmental Purposes VRD
     RB(b)                                            2.00%     12/01/30       3,210          3,210,000
-------------------------------------------------------------------------------------------------------
     Series 2001 B, Governmental Purposes VRD
     RB(b)                                            2.00%     12/01/30      24,055         24,055,000
-------------------------------------------------------------------------------------------------------
  North Slope (Borough of); Series 2000 A,
     Refunding Unlimited Tax VRD GO (INS-MBIA
     Insurance Corp.)(b)(c)                           6.60%     06/30/10      33,535         33,535,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Alaska (State of) Housing
     Finance Corp.); Series 1999 D, VRD
     RB(b)(d)(e)                                      2.30%     06/01/49      25,000         25,000,000
=======================================================================================================
                                                                                             85,800,000
=======================================================================================================


ARIZONA-1.94%

  ABN AMRO Munitops Ctfs. Trust (Greater Arizona
     (State of) Development Authority Revenue
     Bonds); Series 2006-5, Single Non-AMT VRD
     Ctfs.(b)(d)(e)                                   3.01%     08/01/13       8,695          8,695,000
-------------------------------------------------------------------------------------------------------
  Arizona (State of) Health Facilities Authority
     (Banner Health); Series 2005 A, VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 2.65%     01/01/29      53,475         53,475,000
-------------------------------------------------------------------------------------------------------
  Arizona State University Board of Regents;
     Series 2003 A, VRD RB(b)                         2.60%     07/01/34      19,955         19,955,000
-------------------------------------------------------------------------------------------------------
  Casa Grande (City of) Industrial Development
     Authority (Center Park Apartments Project);
     Series 2001 A, Refunding Multi-Family Housing
     VRD IDR (CEP-Federal National Mortgage
     Association)(b)                                  2.25%     06/15/31       2,010          2,010,000
-------------------------------------------------------------------------------------------------------
  Casa Grande (City of) Industrial Development
     Authority (Quail Gardens Apartments); Series
     2001 A, Refunding Multi-Family Housing VRD
     IDR (CEP-Federal National Mortgage
     Association)(b)                                  2.25%     06/15/31       1,885          1,885,000
-------------------------------------------------------------------------------------------------------
  Phoenix (City of) Industrial Development
     Authority (Lynwood Apartments Project);
     Series 1994, Refunding Multi-Family Housing
     VRD IDR (CEP-Federal Home Loan Bank of San
     Francisco)(b)                                    2.18%     10/01/25       5,460          5,460,000
-------------------------------------------------------------------------------------------------------
  Yuma (City of) Industrial Development Authority
     (El Encanto Apartments Project); Series 2003,
     Refunding Multi-Family Housing VRD RB
     (CEP-Federal National Mortgage
     Association)(b)                                  2.09%     04/15/33       1,200          1,200,000
=======================================================================================================
                                                                                             92,680,000
=======================================================================================================


CALIFORNIA-0.07%

  California (State of) Health Facilities
     Financing Authority (Adventist Health
     System/West); Series 1998 A, Hospital VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 1.85%     09/01/28       3,440          3,440,000
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
COLORADO-3.59%

  Centerra Metropolitan District No. 1; Series
     2004, VRD RB (LOC-BNP Paribas)(a)(b)(f)          2.30%     12/01/29     $12,000     $   12,000,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Community Wireless of
     Park City, Inc. Project); Series 2003, Public
     Radio VRD RB (LOC-U.S. Bank, N.A.)(a)(b)         2.15%     12/01/23         600            600,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (National Jewish
     Federation Bond Program);
     Series 2003 A-1 Class III, VRD RB (LOC-Bank
     of America, N.A.)(a)(b)                          1.30%     09/01/33       7,080          7,080,000
-------------------------------------------------------------------------------------------------------
     Series 2007 A-10 Class I, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.30%     09/01/37       5,260          5,260,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Southeastern Baptist
     Theological Seminary Project); Series 2005,
     Educational Facilities VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.28%     03/01/25       8,275          8,275,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (The Presentation
     School, Inc. Project); Series 2006, VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      2.07%     12/01/36       7,250          7,250,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Trinity School of
     Durham and Chapel Hill Project); Series 2006,
     Educational Facilities VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.28%     09/01/26       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Wesleyan Christian
     Academy Project); Series 2007, Educational
     Facilities VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                       2.28%     05/01/32       8,310          8,310,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (YMCA of the Rockies
     Project); Series 2008, Refunding VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.15%     10/01/38       7,420          7,420,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Arapahoe House Project); Series 2004 A, VRD
     RB (LOC-Wells Fargo Bank, N.A.)(a)(b)            2.28%     04/01/24       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Colorado West Regional Mental Health, Inc.
     Project); Series 2005, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.06%     03/01/30          95             95,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (National Jewish Medical and Research Center
     Project); Series 2005, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.15%     01/01/35      11,100         11,100,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (The Evangelical Lutheran Good Samaritan
     Society Project); Series 2007, Health
     Facilities VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.09%     06/01/37       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Housing & Finance Authority;
     Series 2000 A-1, Class III, Multi-Family
     Housing VRD RB (INS-MBIA Insurance
     Corp.)(b)(c)                                     2.95%     04/01/30       6,040          6,040,000
-------------------------------------------------------------------------------------------------------
     Series 2002 B-3, Class I, Single Family
     Mortgage Non-AMT VRD RB(b)                       2.10%     11/01/21      11,600         11,600,000
-------------------------------------------------------------------------------------------------------
  Colorado Springs (City of) (Cook Communications
     Ministries Project); Series 2002, VRD IDR
     (LOC-Bank of America, N.A.)(a)(b)                2.12%     03/01/17       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Colorado Springs (City of) Utilities System;
     Series 2004 A, Refunding Sub. Lien VRD RB(b)     2.25%     11/01/23      14,975         14,975,000
-------------------------------------------------------------------------------------------------------
  Cornerstar (Metropolitan District of); Series
     2007, Special VRD RB (LOC-Banco Bilbao
     Vizcaya Argentaria, S.A.)(a)(b)(f)               2.29%     12/01/37       9,200          9,200,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     District (FasTracks Project)); Series 2006-
     0120 A, Sales Tax VRD COP RB(b)(d)(e)            2.28%     11/01/36       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Eaglebend Affordable Housing Corp.; Series 2006
     A, Refunding Multi-Family Housing VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      2.26%     07/01/21       4,880          4,880,000
-------------------------------------------------------------------------------------------------------
  Pueblo (County of) (El Pueblo Boys' and Girls'
     Ranch, Inc. Project); Series 2003, VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      2.30%     12/01/23       1,130          1,130,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Regional
     Transportation District (FasTracks Project));
     Series 10117, Sales Tax VRD RB(b)(d)(e)          2.39%     11/01/36      10,400         10,400,000
-------------------------------------------------------------------------------------------------------
     Series 10119, Sales Tax VRD RB(b)(d)(e)          2.39%     11/01/36       9,930          9,930,000
-------------------------------------------------------------------------------------------------------
  Southglenn Metropolitan District; Series 2007,
     Special VRD RB (LOC-BNP Paribas)(a)(b)(f)        2.26%     12/01/30      20,600         20,600,000
=======================================================================================================
                                                                                            171,445,000
=======================================================================================================


CONNECTICUT-0.03%

  Connecticut (State of) Development Authority
     (Central Vermont Public Service Corp.
     Project); Series 1985, Floating Rate VRD PCR
     (LOC-RBS Citizens N.A.)(a)(b)                    2.60%     12/01/15       1,400          1,400,000
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
DELAWARE-0.02%

  Delaware (State of) Economic Development
     Authority (Archmere Academy, Inc. Project);
     Series 2006, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      2.13%     07/01/36     $ 1,100     $    1,100,000
=======================================================================================================


DISTRICT OF COLUMBIA-2.15%

  District of Columbia (National Academy of
     Sciences Project);
     Series 1999 B, Commercial Paper                  5.00%     04/01/08      32,500         32,500,000
-------------------------------------------------------------------------------------------------------
     Series 1999 C, Commercial Paper                  5.00%     04/01/08      32,500         32,500,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (The Field School, Inc.
     Project); Series 2001 A, VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)(e)                             2.13%     07/01/31       2,650          2,650,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (Trinity College Issue);
     Series 2001, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.13%     07/01/31       5,750          5,750,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (Washington Drama Society,
     Inc. Issue); Series 2008, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.20%     07/01/47      15,000         15,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (District of Columbia); Series
     2004 B-13, Unlimited Tax GO(b)(d)(e)             3.75%     06/01/22       7,295          7,295,000
-------------------------------------------------------------------------------------------------------
  Washington Convention Center Authority; Series
     1998, Sr. Lien Dedicated Tax RB(g)(h)(i)         5.25%     10/01/08       7,145          7,328,887
=======================================================================================================
                                                                                            103,023,887
=======================================================================================================


FLORIDA-5.62%

  ABN AMRO Munitops Ctfs. Trust (Florida State
     Board of Education); Series 2004-48, Non-AMT
     Unlimited Tax VRD GO(b)(d)(e)                    2.31%     06/01/12       3,950          3,950,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Port St. Lucie
     (City of) Utility System); Series 2006-50,
     Non-AMT VRD RB Ctfs.(b)(d)(e)                    3.01%     09/01/14      12,200         12,200,000
-------------------------------------------------------------------------------------------------------
  Bay Medical Center Board of Trustees; Series
     2007 A, Refunding Hospital VRD RB
     (LOC-Regions Bank)(a)(b)                         2.28%     10/01/27      19,315         19,315,000
-------------------------------------------------------------------------------------------------------
  Brevard (County of) Health Facilities Authority
     (Wuesthoff Memorial Hospital Project); Series
     2001, VRD RB (LOC-Wachovia Bank N.A.)(a)(b)      2.10%     08/01/31      13,395         13,395,000
-------------------------------------------------------------------------------------------------------
  Broward (County of) Housing Finance Authority
     (Reflections Apartments Project); Series
     1999, Refunding Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.25%     12/01/29       1,720          1,720,000
-------------------------------------------------------------------------------------------------------
  Dade (County of) Industrial Development
     Authority (Dolphins Stadium Project); Series
     1985 A, VRD IDR (LOC-Societe Generale
     S.A.)(a)(b)(f)                                   1.94%     01/01/16       3,300          3,300,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Miami-Dade (County of)
     Expressway Authority); Series 2006-0121 A,
     VRD COP RB(b)(d)(e)                              2.28%     07/01/37      37,000         37,000,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (South Florida Water
     Management District); Series 2006-0136 A, VRD
     COP(b)(d)(e)                                     2.28%     10/01/36      19,730         19,730,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Higher Educational Facilities
     Financing Authority (Jacksonville University
     Project); Series 2006, VRD RB (LOC-Regions
     Bank)(a)(b)                                      2.10%     07/01/36      14,000         14,000,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Agency
     (Lakeside South Project); Series 1985 B,
     Multi-Family Housing VRD RB (CEP-Federal
     National Mortgage Association)(b)                2.22%     08/01/11       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Charleston Landings Apartments); Series 2001
     J-A, Refunding Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.09%     07/01/31       3,940          3,940,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Monterey Lake Apartments); Series 2005 C,
     Refunding Multi-Family Mortgage VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.09%     07/01/35       5,315          5,315,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Tuscany Pointe Apartments); Series 2005 D,
     Refunding Multi-Family Mortgage VRD RB
     (CEP-Federal National Mortgage
     Association)(b)                                  2.22%     11/15/35      11,090         11,090,000
-------------------------------------------------------------------------------------------------------
  Highlands (County of) Health Facilities
     Authority (Adventist Health); Series 2003 A,
     Hospital VRD RB (LOC-SunTrust Bank)(a)(b)        2.07%     11/15/32       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Health Facilities
     Authority (University of Florida Jacksonville
     Physicians, Inc. Project); Series 2002,
     Health Care Facilities VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             2.15%     06/01/22       9,858          9,858,000
-------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Housing Finance Authority
     (St. Augustine Apartments); Series 2006,
     Refunding Multi-Family Housing VRD RB
     (CEP-Federal National Mortgage
     Association)(b)                                  2.30%     07/15/33       2,430          2,430,000
-------------------------------------------------------------------------------------------------------
  JEA Water & Sewer System; Series 2008 A-2, VRD
     RB(b)                                            1.80%     10/01/42       9,550          9,550,000
-------------------------------------------------------------------------------------------------------
  Leesburg (City of) (The Villages Regional
     Hospital Project); Series 2006, Hospital VRD
     RB (LOC-Bank of Nova Scotia)(a)(b)(f)            2.25%     07/01/36      18,000         18,000,000
-------------------------------------------------------------------------------------------------------
  Marion (County of) Industrial Development
     Authority (Chambrel at Pinecastle Project);
     Series 2002, Refunding Multi-Family Housing
     VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.09%     11/15/32       1,800          1,800,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Miami-Dade (County of) (Miami International
     Airport); Series 2000 B, Non-AMT Aviation
     Commercial Paper Notes (LOC-BNP Paribas,
     Dexia Bank S.A.)(a)(f)                           2.05%     05/19/08     $ 4,557     $    4,557,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Palm Key Apartments Project); Series 1997 C,
     Refunding Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.30%     07/01/32       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Christian Prison Ministry, Inc.
     Project); Series 2005, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.28%     11/01/30       5,610          5,610,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Trinity Preparatory School of
     Florida, Inc. Project); Series 2005, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.15%     10/01/25       1,370          1,370,000
-------------------------------------------------------------------------------------------------------
  Orlando (City of) & Orange (County of)
     Expressway Authority; Series 2003 C-1,
     Refunding VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.15%     07/01/25       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (Palm Beach Day Academy,
     Inc. Project); Series 2006, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.13%     01/01/37       3,100          3,100,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Economic Development
     (YMCA of South Palm Beach County, Inc.
     Project); Series 2003, Refunding &
     Improvement VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.13%     11/01/28       5,250          5,250,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Housing Finance Authority
     (Emerald Bay Club Apartments Projects);
     Series 2004, Refunding Multi-Family Housing
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.24%     06/01/30      14,500         14,500,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Miami-Dade
     (County of) School Board); Series 12042, VRD
     COP(b)(d)(e)                                     2.33%     11/01/31       7,900          7,900,000
-------------------------------------------------------------------------------------------------------
  Sarasota (County of) (Sarasota Family YMCA, Inc.
     Project); Series 1999, VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.13%     10/01/21         975            975,000
-------------------------------------------------------------------------------------------------------
  Seminole (County of) Industrial Development
     Authority (Hospice of the Comforter Project);
     Series 2006, Healthcare Facilities VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     2.25%     12/01/25       4,525          4,525,000
-------------------------------------------------------------------------------------------------------
  Tampa (City of) (DACCO Project); Series 2007,
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.13%     08/01/35      16,325         16,325,000
-------------------------------------------------------------------------------------------------------
  University of North Florida Foundation, Inc.;
     Series 1998, Parking System VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.47%     05/01/28       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Venice (City of) (Bon Secours Health System,
     Inc.); Series 2002 B, Health Care VRD RB
     (INS-Financial Security Assurance Inc.)(b)(c)    2.06%     11/01/28       2,125          2,125,000
-------------------------------------------------------------------------------------------------------
  Volusia (County of) Health Facilities Authority
     (Southwest Volusia Healthcare Corp.); Series
     1994 A, Hospital VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      2.09%     11/15/23       1,755          1,755,000
=======================================================================================================
                                                                                            268,685,000
=======================================================================================================


GEORGIA-5.14%

  Albany (City of) & Dougherty (County of)
     Hospital Authority (Phoebe Putney Memorial
     Hospital); Series 1996, VRD RB(b)                2.70%     09/01/26      20,330         20,330,000
-------------------------------------------------------------------------------------------------------
  Atlanta (City of) (Westside Project); Series
     2001, VRD Tax Allocation (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.13%     12/01/22       5,430          5,430,000
-------------------------------------------------------------------------------------------------------
  Atlanta (City of) Water & Wastewater Revenue;
     Series 2001 B, VRD RB (INS-Financial Security
     Assurance, Inc.)(b)(c)                           2.25%     11/01/38      24,660         24,660,000
-------------------------------------------------------------------------------------------------------
  Augusta (City of) Housing Authority (Westbury
     Creek Apartments); Series 2003 A, Refunding
     Multi-Family Housing VRD RB (CEP-Federal
     National Mortgage Association)(b)                2.25%     05/15/33       1,595          1,595,000
-------------------------------------------------------------------------------------------------------
  Clayton (County of) Development Authority (DACC
     Public Purpose Corp. II Project); Series
     2007, VRD RB (LOC-Dexia Bank S.A.)(a)(b)(f)      2.28%     07/01/32       4,785          4,785,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority
     (Institute of Nuclear Power Operations
     Project); Series 1998, VRD RB (LOC-SunTrust
     Bank)(a)(b)(e)                                   2.09%     02/01/13       2,365          2,365,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority (Mt.
     Paran Christian School, Inc. Project); Series
     2002, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.13%     07/01/22       6,765          6,765,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority (Young
     Men's Christian Association of Cobb County,
     Georgia, Inc. Project); Series 1998, VRD RB
     (LOC-SunTrust Bank)(a)(b)(e)                     2.15%     06/01/19       5,600          5,600,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Housing Authority (Tamarron
     Apartments Project); Series 2003, Refunding
     Multi-Family Housing VRD RB (CEP-Federal Home
     Loan Mortgage Corp.)(b)                          2.10%     03/01/24       1,980          1,980,000
-------------------------------------------------------------------------------------------------------
  Columbia (County of) Residential Care Facilities
     for The Elderly Authority (Augusta Resource
     Center on Aging Inc.-Brandon Wilde Lifecare
     Community Center);
     Series 1990, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.13%     01/01/21       3,730          3,730,000
-------------------------------------------------------------------------------------------------------
     Series 1994, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.15%     01/01/21       2,660          2,660,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

  DeKalb (County of) Development Authority
     (Atlanta Jewish Community Center, Inc.
     Project); Series 1999, VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.13%     09/01/24     $ 2,150     $    2,150,000
-------------------------------------------------------------------------------------------------------
  DeKalb (County of) Development Authority
     (Catholic School Properties, Inc. Project);
     Series 1999, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)(e)               2.10%     04/01/24       1,400          1,400,000
-------------------------------------------------------------------------------------------------------
  DeKalb (County of) Hospital Authority (DeKalb
     Medical Center, Inc. Project); Series 2003 B,
     VRD RAC (INS-Financial Security Assurance
     Inc.)(b)(c)                                      2.10%     09/01/31      17,610         17,610,000
-------------------------------------------------------------------------------------------------------
  DeKalb (County of) Housing Authority (Clairmont
     Crest Project); Series 1995, Refunding Multi-
     Family Housing VRD RB (CEP-Federal National
     Mortgage Association)(b)                         2.20%     06/15/25       7,840          7,840,000
-------------------------------------------------------------------------------------------------------
  Fayette (County of) Development Authority
     (Catholic Education of North Georgia, Inc.
     Project); Series 2002, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.15%     04/01/28       2,160          2,160,000
-------------------------------------------------------------------------------------------------------
  Forsyth (County of) Development Authority
     (Pinecrest Academy Inc. Project); Series
     2000, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                       2.28%     09/01/25       8,600          8,600,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Arthritis Foundation Inc. Project); Series
     1996, VRD RB (LOC-SunTrust Bank)(a)(b)(e)        2.09%     12/01/16       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Bridgeway Foundation for Education, Inc.
     Project); Series 2000, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.15%     06/01/15       1,625          1,625,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Doris
     & Alex Weber Jewish Community High School,
     Inc. Project); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     12/01/30       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (King's
     Ridge Christian School Project); Series 2006,
     VRD RB (LOC-Branch Banking & Trust Co.)(a)(b)    2.28%     05/01/26       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Mount
     Vernon Presbyterian School, Inc.); Series
     2005, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                       2.28%     08/01/35       4,100          4,100,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Shepherd Center, Inc. Project); Series 2005,
     VRD RB (LOC-SunTrust Bank)(a)(b)                 2.09%     09/01/35       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Woodward Academy, Inc. Project); Series
     2002, VRD RB (LOC-SunTrust Bank)(a)(b)           2.09%     12/01/27       1,080          1,080,000
-------------------------------------------------------------------------------------------------------
  Georgia (State of) Road & Tollway Authority
     (Federal Highway Grant); Series 2006, RAN        5.00%     06/01/08       7,345          7,359,864
-------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Housing Authority (The
     Greens Apartments Project); Series 1995,
     Refunding Multi-Family Housing VRD RB
     (CEP-Federal National Mortgage
     Association)(b)                                  2.09%     06/15/25       7,300          7,300,000
-------------------------------------------------------------------------------------------------------
  Marietta (City of) Housing Authority (Wood Glen
     Apartments Project); Series 1994, Refunding
     Multi-Family Housing VRD RB (CEP-Federal Home
     Loan Mortgage Corp.)(b)                          2.12%     07/01/24       2,860          2,860,000
-------------------------------------------------------------------------------------------------------
  Marietta (City of) Housing Authority (Wood Knoll
     Apartments Project); Series 1994, Refunding
     Multi-Family Housing VRD RB (CEP-Federal Home
     Loan Mortgage Corp.)(b)                          2.12%     07/01/24      10,105         10,105,000
-------------------------------------------------------------------------------------------------------
  Metropolitan Atlanta Rapid Transit Authority;
     Series 1998 B, Second Indenture Sales Tax
     RB(g)(h)(i)                                      5.10%     07/01/08      13,000         13,233,521
-------------------------------------------------------------------------------------------------------
     Series 2007 D, Third Indenture Sales Tax
     Revenue Commercial Paper BAN                     0.90%     04/03/08      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 D, Third Indenture Sales Tax
     Revenue Commercial Paper BAN                     2.55%     06/11/08      15,200         15,200,000
-------------------------------------------------------------------------------------------------------
  Private Colleges & Universities Authority (Agnes
     Scott College); Series 2004 B, Refunding
     Educational Facilities VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.13%     06/01/23       4,300          4,300,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Georgia (State
     of)); Series 10079, VRD GO(b)(d)(e)              2.24%     07/01/15      18,080         18,080,000
-------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (The Savannah Country Day School,
     Inc. Project); Series 2007, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     05/01/32       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (Westside Urban Health Center Inc.
     Project); Series 2002 A, VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      2.14%     03/01/18       2,220          2,220,000
-------------------------------------------------------------------------------------------------------
  Smyrna (City of) Hospital Authority (Ridgeview
     Institute Inc. Project); Series 2002, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.15%     11/01/27       1,560          1,560,000
-------------------------------------------------------------------------------------------------------
  Waleska (City of) Downtown Development Authority
     (Reinhardt College Project); Series 2003, VRD
     RB (LOC-Regions Bank)(a)(b)                      2.24%     10/01/28       6,465          6,465,000
=======================================================================================================
                                                                                            245,548,385
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
IDAHO-1.06%

  Custer (County of) Pollution Control (Amoco Oil
     Co.-Standard Oil Industry Project); Series
     1983, VRD PCR(b)(f)                              3.50%     10/01/09     $23,000     $   23,000,000
-------------------------------------------------------------------------------------------------------
  Idaho (State of) Health Facilities Authority
     (St. Luke's Regional Medical Center Project);
     Series 2000, VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            1.30%     07/01/30      17,575         17,575,000
-------------------------------------------------------------------------------------------------------
  Idaho (State of); Series 2007, Unlimited Tax TAN
     GO                                               4.50%     06/30/08      10,000         10,018,247
=======================================================================================================
                                                                                             50,593,247
=======================================================================================================


ILLINOIS-10.09%

  ABN AMRO Munitops Ctfs. Trust (Chicago (City
     of));
     Series 2005-31, Non-AMT Unlimited Tax VRD
     GO(b)(d)(e)                                      2.24%     07/01/12       9,995          9,995,000
-------------------------------------------------------------------------------------------------------
     Series 2005-40, Non-AMT Unlimited Tax VRD
     GO(b)(d)(e)                                      2.24%     07/01/13      15,165         15,165,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Illinois (State
     of) Finance Authority (Northwestern
     University)); Series 2006-67, Non-AMT VRD
     RB(b)(d)(e)                                      2.23%     12/01/13       9,995          9,995,000
-------------------------------------------------------------------------------------------------------
  Aurora (City of) Kane, DuPage, Will & Kendall
     (Counties of) Economic Development (Aurora
     University); Series 2004, VRD RB (LOC-Harris
     N.A.)(a)(b)                                      3.50%     03/01/35       7,450          7,450,000
-------------------------------------------------------------------------------------------------------
  Channahon (Village of) (Morris Hospital); Series
     2003 D, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)       2.05%     12/01/32       2,785          2,785,000
-------------------------------------------------------------------------------------------------------
  Chicago (City of);
     Series 1997, Limited Tax Tender VRD GO
     (LOC-Harris N.A.)(a)(b)                          2.25%     01/01/12       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
     Series 2004, Refunding Second Lien Water VRD
     RB (INS-MBIA Insurance Corp.)(b)(c)              3.00%     11/01/31       5,005          5,005,000
-------------------------------------------------------------------------------------------------------
  Cook (County of) Community Consolidated School
     District No. 21 (Wheeling Community);
     Series 2006, Educational Purposes TAN            5.05%     05/01/08       9,500          9,512,316
-------------------------------------------------------------------------------------------------------
     Series 2006, Operations and Maintenance
     Purposes TAN                                     5.05%     05/01/08       2,500          2,503,241
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     Authority); Series 2000-1303 A, VRD
     COP(b)(d)(e)                                     2.28%     07/01/23      19,000         19,000,000
-------------------------------------------------------------------------------------------------------
  Glendale Heights (Village of) (Glendale Lakes
     Project); Series 2000, Refunding Multi-Family
     Housing VRD RB (CEP-Federal Home Loan
     Mortgage Corp.)(b)                               2.25%     03/01/30      14,845         14,845,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Chicago Educational Television
     Association Project); Series 1994 A, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                2.05%     11/01/14       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Chicago Symphony Orchestra
     Project); Series 1999, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.05%     12/01/33         700            700,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Crown Court Properties, Ltd.
     Project); Series 2001 A, Housing VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)(e)                   2.10%     03/01/27       2,075          2,075,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Embers Elementary School Project);
     Series 2002, Educational Facilities VRD RB
     (LOC-Bank of America, N.A.)(a)(b)(e)             2.10%     04/01/32       2,095          2,095,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Fenwick High School Project);
     Series 1997, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      3.50%     03/01/32       4,300          4,300,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Goodman Theatre Project); Series
     1999, VRD RB (LOC-Northern Trust Co.,
     JPMorgan Chase Bank, N.A.)(a)(b)                 3.50%     12/01/33       8,700          8,700,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Institute of Gas Technology
     Project); Series 1999, VRD IDR (LOC-Harris
     N.A.)(a)(b)                                      2.25%     09/01/24       1,900          1,900,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (James Jordan Boys & Girls Club and
     Family Life Center Project); Series 1995, VRD
     RB (LOC-JPMorgan Chase Bank, N.A., Bank of
     America N.A.)(a)(b)(e)                           2.25%     08/01/30       4,700          4,700,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Museum of Contemporary Art
     Project); Series 1994, VRD RB (LOC-JPMorgan
     Chase Bank, N.A., Northern Trust Co.)(a)(b)      2.15%     02/01/29       4,800          4,800,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Provena Health); Series 1998 C,
     VRD RB (INS-MBIA Insurance Corp.)(b)(c)          3.15%     05/01/28      30,100         30,100,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Providence-St. Mel School
     Project); Series 2002, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          3.50%     06/01/37       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (St. Ignatius College Prep
     Project); Series 2002, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.21%     06/01/32       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Teachers Academy for Mathematics &
     Science Project); Series 2001, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     02/01/21       2,255          2,255,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Illinois (State of) Development Finance
     Authority (Village of Oak Park Residence
     Corp. Project); Series 2001, VRD RB (LOC-Bank
     of America, N.A.)(a)(b)(e)                       2.10%     07/01/41     $ 2,975     $    2,975,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (West Central Illinois Educational
     Telecommunications Corp. Project); Series
     2002, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.28%     09/01/32       3,460          3,460,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Chicago Children's Museum); Series
     1994, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      3.50%     02/01/28       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Columbia College Chicago); Series
     2000, VRD RB (LOC-Harris N.A.)(a)(b)             2.08%     06/01/30       2,605          2,605,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Dominican University); Series 2000
     B, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.25%     10/01/30       3,050          3,050,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Field Museum of Natural History);
     Series 1998, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.20%     11/01/32       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Museum of Science & Industry);
     Series 1992, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      3.60%     10/01/26       6,950          6,950,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (National-Louis University); Series
     1999 A, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.10%     06/01/29       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Pooled Financing Program); Series
     2002, Commercial Paper RN (LOC-Northern Trust
     Co.)(a)                                          1.80%     05/20/08      29,000         29,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Advocate
     Health Care Network);
     Series 2008 A-1, VRD RB(b)                       1.90%     01/15/09       5,685          5,685,000
-------------------------------------------------------------------------------------------------------
     Series 2008 A-2, VRD RB(b)                       1.90%     02/05/09       4,750          4,750,000
-------------------------------------------------------------------------------------------------------
     Series 2008 A-3, VRD RB(b)                       1.90%     04/01/09       5,685          5,685,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Bradley
     University); Series 2008 A, Refunding VRD RB
     (LOC-Northern Trust Co.)(a)(b)                   2.25%     04/01/33       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Chicago
     Historical Society); Series 2006, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.20%     01/01/36       1,400          1,400,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (IIT
     Research Institute); Series 2004, VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     2.25%     10/01/34       1,175          1,175,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Jewish
     Charities Revenue Anticipation Note Program);
     Series 2007-2008 A, VRD RB (LOC-Harris
     N.A.)(a)(b)                                      2.34%     06/30/08       8,835          8,835,000
-------------------------------------------------------------------------------------------------------
     Series 2007-2008 B, VRD RN (LOC-Harris
     N.A.)(a)(b)                                      2.25%     06/30/08       4,895          4,895,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Joan W. &
     Irving B. Harris Theater for Music and Dance
     Project); Series 2005, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             2.19%     03/01/40       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Lawrence
     Hall Youth Services); Series 2006, VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     2.25%     11/01/41       1,150          1,150,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Proctor
     Hospital); Series 2006 B, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     01/01/16       3,770          3,770,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Sedgebrook, Inc. Facility); Series 2007 B,
     VRD RB (LOC-Fortis Bank NV/SA)(a)(b)(f)          2.08%     11/01/42      19,500         19,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Sunshine
     Through Golf Foundation Project); Series 2004
     A, VRD RB (LOC-Bank of America, N.A.)(a)(b)      2.10%     11/01/24       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Three
     Crowns Park Project); Series 2006 C, VRD RB
     (LOC-Allied Irish Banks PLC)(a)(b)(f)            2.07%     02/15/38       1,275          1,275,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Village
     of Oak Park Residence Corp. Project); Series
     2006, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(e)                                   2.10%     09/01/46       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (YMCA of
     Metropolitan Chicago Project); Series 2004,
     VRD RB (LOC-Harris N.A.)(a)(b)                   2.20%     06/01/34      11,500         11,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Cradle Society Project); Series 1998, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            3.50%     04/01/33       3,800          3,800,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Evanston Northwestern Healthcare Corp.);
     Series 1998, RB                                  2.10%     07/03/08      30,000         30,000,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Illinois (State of) Health Facilities Authority
     (Ingalls Memorial Hospital); Series 1985 B,
     VRD RB (LOC-Northern Trust Co.)(a)(b)            2.05%     01/01/16     $ 1,400     $    1,400,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Loyola University Health System); Series
     1997 B, VRD RB (INS-MBIA Insurance
     Corp.)(b)(c)                                     3.00%     07/01/24       7,760          7,760,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Memorial Medical Center); Series 1985 C, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)         2.28%     01/01/16       4,215          4,215,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 D, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                3.50%     08/01/15       8,900          8,900,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (The Carle Foundation); Series 1998 B, VRD
     RB(b)                                            7.75%     07/01/28       8,650          8,650,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (The University of Chicago Hospitals and
     Health System); Series 1998, VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           2.05%     08/01/26      14,000         14,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Housing Development
     Authority (Lakeshore Plaza Development);
     Series 2000 A, Multi-Family Housing VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 6.00%     07/01/27       8,175          8,175,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Toll Highway Authority;
     Series 1993 B, Refunding Toll Highway VRD RB
     (LOC-Societe Generale S.A.)(a)(b)(f)             2.15%     01/01/10      21,000         21,000,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Chicago (City of) Chicago
     O'Hare International Airport); Series 2008-
     2500, General Airport Third Lien VRD
     RB(b)(d)(e)                                      2.29%     01/01/15       3,010          3,010,000
-------------------------------------------------------------------------------------------------------
  Lombard (Village of) (Clover Creek Apartments
     Project); Series 2000, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.14%     12/15/30      14,855         14,855,000
-------------------------------------------------------------------------------------------------------
  Monmouth (City of) Industrial Development
     Project (Monmouth College Project); Series
     2005, VRD IDR (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.24%     06/01/35       1,065          1,065,000
-------------------------------------------------------------------------------------------------------
  Oak Forest (City of) (Homewood Pool-South
     Suburban Mayors and Managers Association
     Program); Series 1989, VRD RB (LOC-Fifth
     Third Bank)(a)(b)                                2.25%     07/01/24       2,050          2,050,000
-------------------------------------------------------------------------------------------------------
  Peoria (County of) Community Unit School
     District No. 323 (Dunlap); Series 2006,
     Unlimited Tax VRD GO (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.20%     04/01/26       4,750          4,750,000
-------------------------------------------------------------------------------------------------------
  Quincy (City of) (Blessing Hospital Project);
     Series 2004, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      3.50%     11/15/33       4,830          4,830,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Chicago (City of)
     Water Revenue); Series 10137, Sr. Lien Water
     VRD RB(b)(d)(e)                                  2.39%     11/01/26       8,215          8,215,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Illinois (State
     of)); Series 12020, VRD GO(b)(d)(e)              2.28%     06/01/19       4,715          4,715,000
-------------------------------------------------------------------------------------------------------
  Schaumburg (Village of) (Treehouse II Apartments
     Project); Series 1999, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.10%     12/15/29       4,800          4,800,000
-------------------------------------------------------------------------------------------------------
  South Barrington (Village of); Series 1998,
     Unlimited Tax VRD GO (LOC-Harris N.A.)(a)(b)     3.50%     12/01/27       2,600          2,600,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Illinois);
     Series 2000 S, VRD RB(b)(d)(e)                   2.30%     04/01/30      17,900         17,900,000
=======================================================================================================
                                                                                            482,430,557
=======================================================================================================


INDIANA-2.65%

  Indiana (State of) Development Finance Authority
     (Indiana Historical Society, Inc. Project);
     Series 1997, Educational Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(e)         2.15%     08/01/31      12,400         12,400,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indianapolis Museum of Art, Inc. Project);
     Series 2004, Educational Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            3.50%     02/01/39       6,400          6,400,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Youth Opportunity Center, Inc. Project);
     Series 1998, Educational Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     01/01/24       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
     Series 1999, VRD IDR (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                2.25%     01/01/29       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Educational Facilities
     Authority (Marian College Project); Series
     2003, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.20%     04/01/24       2,560          2,560,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health & Educational Facility
     Financing Authority (Sisters of St. Francis
     Health Services, Inc. Obligated Group);
     Series 2006 A, Refunding Health System Non-
     AMT VRD RB (INS-MBIA Insurance Corp.)(b)(c)      3.15%     11/01/37      12,250         12,250,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Clark Memorial Hospital Project);
     Series 2001, Health Care Facility VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     12/01/21       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
     Series 2004 A, Health Care Facility VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     04/01/24       3,000          3,000,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

  Indiana (State of) Health Facility Financing
     Authority (Community Hospitals Project);
     Series 1997 A, Hospital VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.25%     07/01/27     $ 7,000     $    7,000,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Deaconess Hospital Obligated
     Group); Series 2004 B, Hospital VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     2.25%     01/01/29       2,730          2,730,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Transportation Finance
     Authority; Series 1996 A, Refunding Airport
     Facilities Lease RB(i)                           6.00%     11/01/08       4,165          4,263,702
-------------------------------------------------------------------------------------------------------
  Indianapolis (City of) Local Public Improvement
     Bond Bank; Series 2002 F-1, Refunding VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 2.25%     02/01/20      27,710         27,710,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Indiana University (Trustees
     of)); Series 2008-2494, Consolidated VRD
     RB(b)(d)(e)                                      2.29%     12/15/15       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Monroe (County of) Hospital Authority
     (Bloomington Hospital Obligated Group);
     Series 1999, Refunding Hospital VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 2.75%     05/01/11      13,800         13,800,000
-------------------------------------------------------------------------------------------------------
  St. Joseph (County of) (Holy Cross Village at
     Notre Dame Project); Series 2006 D, Economic
     Development VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.08%     05/15/39       5,950          5,950,000
-------------------------------------------------------------------------------------------------------
  Tippecanoe (County of) (Faith Properties Inc.
     Project); Series 2005, VRD RB (LOC-Regions
     Bank)(a)(b)                                      2.08%     11/01/30       6,475          6,475,000
-------------------------------------------------------------------------------------------------------
  University of Southern Indiana; Series 1999 G,
     Student Fee VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.25%     10/01/19       3,700          3,700,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Porter (County of) Jail
     Building Corp.); Series 2001-A58, Refunding
     VRD RB(b)(d)(e)                                  2.30%     07/10/21       9,370          9,370,000
=======================================================================================================
                                                                                            126,608,702
=======================================================================================================


IOWA-0.90%

  Iowa (State of) Finance Authority (Morningside
     College Project); Series 2002, Private
     College Facility VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.30%     10/01/32       1,510          1,510,000
-------------------------------------------------------------------------------------------------------
  Iowa (State of) Higher Education Loan Authority
     (Private Education Working Capital Loan
     Program);  Series 2007 F-Morningside College,
     RAN (LOC-U.S. Bank, N.A.)(a)                     4.50%     05/20/08       1,000          1,001,033
-------------------------------------------------------------------------------------------------------
     Series 2007 C-University of Dubuque, RAN         4.50%     05/20/08       3,500          3,503,293
-------------------------------------------------------------------------------------------------------
  Iowa (State of) School Cash Anticipation
     Program; Series 2007-2008 A, Wts. Ctfs. RN
     (INS-Financial Security Assurance Inc.)(c)       4.50%     06/27/08      17,000         17,029,984
-------------------------------------------------------------------------------------------------------
  Iowa (State of); Series 2007, TRAN                  4.00%     06/30/08      20,000         20,036,258
=======================================================================================================
                                                                                             43,080,568
=======================================================================================================


KANSAS-0.19%

  Reset Option Ctfs. Trust II-R (Wyandotte (County
     of) & Kansas City (City of) Unified
     Government); Series 12036, Refunding Utility
     System VRD RB(b)(d)(e)                           2.33%     09/01/21       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Shawnee (City of) (Shawnee Village Associates
     Project); Series 1984, VRD IDR (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.15%     12/01/09       4,075          4,075,000
=======================================================================================================
                                                                                              9,075,000
=======================================================================================================


KENTUCKY-1.77%

  Eagle Tax-Exempt Trust (Louisville (City of) &
     Jefferson (County of) Metropolitan Sewer
     District); Series 2006-0053 A, VRD COP
     RB(b)(d)(e)                                      2.28%     05/15/33      28,335         28,335,000
-------------------------------------------------------------------------------------------------------
  Ewing (City of) Kentucky Area Development
     Districts Financing Trust; Series 2000, Lease
     Acquisition Program VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.20%     06/01/33       8,687          8,687,000
-------------------------------------------------------------------------------------------------------
  Kentucky (State of) Asset/Liability Commission
     General Fund; Series 2007 A, TRAN                4.50%     06/26/08      20,000         20,035,789
-------------------------------------------------------------------------------------------------------
  Louisville (City of) & Jefferson (County of)
     Visitors and Convention Commission (Kentucky
     International Convention Center Expansion
     Project); Series 2004 B, Refunding Dedicated
     VRD RB (INS-Financial Security Assurance
     Inc.)(b)(c)                                      3.60%     12/01/22       3,725          3,725,000
-------------------------------------------------------------------------------------------------------
  Newport (City of) Kentucky League of Cities
     Funding Trust; Series 2002, Lease Program VRD
     RB (LOC-U.S. Bank, N.A.)(a)(b)                   2.25%     04/01/32      15,050         15,050,000
-------------------------------------------------------------------------------------------------------
  Public Energy Authority of Kentucky, Inc.;
     Series 2006 A, Gas Supply VRD RB(b)(f)           1.18%     08/01/16       9,000          9,000,000
=======================================================================================================
                                                                                             84,832,789
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
LOUISIANA-0.96%

  Baton Rouge (City of); Series 1998 A, Refunding
     & Public Improvement Sales Tax RB(g)(h)(i)       5.25%     08/01/08     $ 2,470     $    2,533,849
-------------------------------------------------------------------------------------------------------
  Denham Springs (City of) Economic Development
     District (Bass Pro Shops Project); Series
     2007 A, Sales Tax Increment VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.21%     01/01/37       5,060          5,060,000
-------------------------------------------------------------------------------------------------------
  Lafayette (City of) Economic Development
     Authority (Stirling Lafayette, LLC Project);
     Series 2008, Gulf Opportunity Zone RB
     (LOC-Regions Bank)(a)                            2.21%     02/01/38       7,350          7,350,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (GCGK Investments, L.L.C. Project); Series
     2006, VRD RB (LOC-Regions Bank)(a)(b)            2.21%     05/01/26       6,460          6,460,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (II City Plaza LLC Project); Series 2008, VRD
     RB (LOC-Regions Bank)(a)(b)                      2.20%     03/01/40      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (River View Villas Project); Series 2006,
     Refunding Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.09%     04/01/36       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (Tiger Athletic Foundation Project); Series
     1999, VRD RB (LOC-Regions Bank)(a)(b)            2.20%     09/01/28       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of); Series 1998-A, Refunding
     Unlimited Tax GO                                 5.50%     04/15/08       5,000          5,003,305
-------------------------------------------------------------------------------------------------------
  Monroe (City of); Series 2007 A, Refunding Sales
     Tax VRD RB (INS-Financial Security Assurance
     Inc.)(b)(c)                                      2.28%     07/01/26       7,000          7,000,000
=======================================================================================================
                                                                                             45,907,154
=======================================================================================================


MAINE-0.20%

  Maine (State of) Finance Authority (Kents Hill
     School Issue);
     Series 2000, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.15%     07/01/30       2,400          2,400,000
-------------------------------------------------------------------------------------------------------
     Series 2006, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.15%     01/01/36       2,400          2,400,000
-------------------------------------------------------------------------------------------------------
  Maine (State of) Housing Authority;
     Series 2003 E-1, Mortgage Purchase VRD RB(b)     5.25%     11/15/30       1,900          1,900,000
-------------------------------------------------------------------------------------------------------
     Series 2003 E-1, Non-AMT Mortgage Purchase
     VRD RB(b)                                        5.25%     11/15/32       2,775          2,775,000
=======================================================================================================
                                                                                              9,475,000
=======================================================================================================


MARYLAND-1.76%

  Baltimore (County of) (Blue Circle Inc.
     Project); Series 1992, Refunding Economic
     Development VRD RB (LOC-BNP Paribas)(a)(b)(f)    2.25%     12/01/17       7,140          7,140,000
-------------------------------------------------------------------------------------------------------
  Frederick (County of) (Buckingham's Choice Inc.
     Project); Series 1997 C, Retirement Community
     VRD RB (LOC-Branch Banking & Trust Co.)(a)(b)    2.08%     01/01/27       6,000          6,000,000
-------------------------------------------------------------------------------------------------------
  Howard (County of) (Norbel School Inc. Project);
     Series 2001, Economic Development VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     02/01/28       4,785          4,785,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Annapolis Life Care,
     Inc. Issue); Series 2007, VRD RB (LOC-RBS
     Citizens, N.A.)(a)(b)                            2.10%     07/01/40       4,800          4,800,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Odenton Christian
     School Issue); Series 2008, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                2.07%     07/01/33       3,590          3,590,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Pickersgill, Inc.
     Issue); Series 2005 B, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.07%     01/01/35       7,175          7,175,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (University of Maryland
     Medical System Issue); Series 2007 A, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.07%     07/01/34       4,400          4,400,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Industrial Development
     Financing Authority (Baltimore International
     College Facility); Series 2005, Economic
     Development VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 2.28%     11/01/30       4,800          4,800,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of);
     Series 2002, Consolidated Public Improvement
     Commercial Paper BAN                             1.07%     04/02/08      20,500         20,500,000
-------------------------------------------------------------------------------------------------------
     Series 2002, Consolidated Public Improvement
     Commercial Paper BAN                             1.20%     04/03/08       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Housing Opportunities
     Commission (Oakwood-Gaithersburg); Series
     1991 A, Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.09%     11/01/12      18,825         18,825,000
=======================================================================================================
                                                                                             84,015,000
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MASSACHUSETTS-1.76%

  Massachusetts (State of) Development Finance
     Agency (Brandon Residential Treatment Center,
     Inc. Project); Series 2003, VRD RB
     (LOC-SunTrust Bank)(a)(b)                        2.21%     04/01/28     $ 2,640     $    2,640,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (CP Program 5 Issue);
     Series 2007, Commercial Paper RN (LOC-TD
     Banknorth, N.A.)(a)(f)                           1.70%     04/01/08      15,927         15,927,000
-------------------------------------------------------------------------------------------------------
     Series 2007, Commercial Paper RN (LOC-TD
     Banknorth, N.A.)(a)(f)                           2.60%     04/01/08       6,372          6,372,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Ursuline Academy Dedham Issue);
     Series 2002, VRD RB (LOC-RBS Citizens,
     N.A.)(a)(b)                                      2.07%     05/01/32       2,095          2,095,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Capital Assets
     Project); Series 1985 D, VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           1.70%     01/01/35       8,100          8,100,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Childrens Hospital
     Issue); Series 2006 L-2, VRD RB(b)               3.50%     10/01/42       8,150          8,150,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Harvard University
     Issue);
     Series 2003 EE, Unsec. Commercial Paper RN       2.00%     04/03/08       5,888          5,888,000
-------------------------------------------------------------------------------------------------------
     Series 2003 EE, Unsec. Commercial Paper RN       1.20%     04/08/08      26,900         26,900,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) School Building
     Authority; Series 2007 A, Commercial Paper
     Notes (LOC-Bank of Nova Scotia)(a)(f)            2.15%     06/09/08       8,000          8,000,000
=======================================================================================================
                                                                                             84,072,000
=======================================================================================================


MICHIGAN-4.85%

  ABN AMRO Munitops Ctfs. Trust (Bay City (City
     of) School District); Series 2006-51, Non-AMT
     Unlimited Tax VRD GO(b)(d)(e)                    2.24%     05/01/14      11,910         11,910,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Michigan (State of)
     Building Authority); Series 2006-0142 A, VRD
     COP(b)(d)(e)                                     2.28%     10/15/36       9,090          9,090,000
-------------------------------------------------------------------------------------------------------
  Grand Valley State University Board of Trustees;
     Series 2008 B, Refunding General VRD RB
     (LOC-RBS Citizens, N.A.)(a)(b)                   1.95%     12/01/31       5,600          5,600,000
-------------------------------------------------------------------------------------------------------
  Green Lake (Township of) Economic Development
     Corp. (Interlochen Center For The Arts
     Project); Series 2004, Refunding VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.15%     06/01/34       1,900          1,900,000
-------------------------------------------------------------------------------------------------------
  Kalamazoo (City of) Economic Development
     Corporation (Friendship Village of
     Kalamazoo); Series 1997 B, Limited Obligation
     VRD RB (LOC-Fifth Third Bank)(a)(b)              2.13%     05/15/27       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  Kent (County of) Hospital Finance Authority
     (Metropolitan Hospital Project); Series 2005
     B, Refunding VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.15%     07/01/40       2,700          2,700,000
-------------------------------------------------------------------------------------------------------
  Livonia (City of) Economic Development Corp.
     (Madonna University Project); Series 2007,
     Limited Obligation VRD RB (LOC-RBS Citizens,
     N.A.)(a)(b)                                      2.25%     04/01/38       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Building Authority; Series
     2005-5, Commercial Paper Notes (LOC-Bank of
     New York Mellon, State Street Bank & Trust
     Co.)(a)                                          2.25%     05/22/08      37,040         37,040,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Higher Education Facilities
     Authority (Davenport University Project);
     Series 2004, Limited Obligation VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     2.25%     06/01/34       3,400          3,400,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Healthcare Equipment Loan Program);
     Series 2006 C, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      2.30%     12/01/32       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      2.30%     12/01/32       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Oaklawn Hospital); Series 2006, Refunding
     Hospital VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.25%     11/01/37      36,700         36,700,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Trinity Health Credit Group); Series 2000 E,
     Refunding VRD RB(b)                              5.00%     12/01/30      42,700         42,700,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Housing Development
     Authority (JAS Non-Profit Housing Corp. VI
     Project); Series 2000, Limited Obligation VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)         2.20%     06/01/25       5,400          5,400,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Municipal Bond Authority;
     Series 2007 B-2, RN (LOC-Bank of Nova
     Scotia)(a)(f)                                    4.50%     08/20/08       5,000          5,015,217
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (YMCA of
     Metropolitan Detroit Project); Series 2001,
     Limited Obligation VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                2.26%     05/01/31         600            600,000
-------------------------------------------------------------------------------------------------------
  Morgan Stanley & Co. Inc. Trust Floater Ctfs.
     (Detroit (City of) Water Supply System);
     Series 2006-1683 A, Sr. Lien VRD RB(b)(d)(e)     2.21%     07/01/25       2,800          2,800,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

  Royal Oak (City of) Hospital Finance Authority
     (William Beaumont Hospital Obligated Group);
     Series 2006 T, Refunding Hospital VRD RB(b)      3.50%     01/01/20     $15,215     $   15,215,000
-------------------------------------------------------------------------------------------------------
     Series 2006 U, Refunding Hospital VRD RB(b)      2.00%     01/01/20      13,590         13,590,000
-------------------------------------------------------------------------------------------------------
  Southfield (City of) Economic Development Corp.
     (Lawrence Technology University Project);
     Series 2001, Limited Obligation VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            3.50%     10/01/31       1,700          1,700,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Detroit (City of) Water Supply
     System); Series 2000 D, Sr. Lien VRD
     RB(b)(d)(e)                                      4.00%     07/01/29      18,995         18,995,000
=======================================================================================================
                                                                                            231,755,217
=======================================================================================================


MINNESOTA-1.16%

  Cohasset (City of) (Minnesota Power & Light
     Company Project); Series 1997 C, Refunding
     VRD RB (LOC-Bank of America, N.A.)(a)(b)         2.10%     06/01/13       1,250          1,250,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Minnesota (State of) Public
     Facilities Authority); Series 2002-319,
     Drinking Water VRD RB(b)(d)(e)                   2.29%     03/01/12      13,800         13,800,000
-------------------------------------------------------------------------------------------------------
  Minneapolis (City of) Health Care System
     (Fairview Health Services); Series 2005 C,
     Refunding VRD RB (INS-MBIA Insurance
     Corp.)(b)(c)                                     3.15%     11/15/26       4,395          4,395,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (Gustavus Adolphus College); Series
     2004 Five-X, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.24%     10/01/34       7,400          7,400,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (Macalester College); Series 2003
     Five-Q, VRD RB(b)                                2.25%     03/01/33       1,550          1,550,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (University of St. Thomas); Series
     2004 Five-Z, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.24%     10/01/29       7,400          7,400,000
-------------------------------------------------------------------------------------------------------
  University of Minnesota (Regents of);
     Series 2007 B, Commercial Paper Notes            1.10%     04/02/08       7,210          7,210,000
-------------------------------------------------------------------------------------------------------
     Series 2007 B, Commercial Paper Notes            1.25%     04/03/08       7,350          7,350,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, Commercial Paper Notes            1.10%     04/02/08       5,000          5,000,000
=======================================================================================================
                                                                                             55,355,000
=======================================================================================================


MISSISSIPPI-1.74%

  Flowood (City of) (Reflection Pointe Apartments
     Project); Series 2001, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.25%     05/15/31       5,780          5,780,000
-------------------------------------------------------------------------------------------------------
  Jackson (City of) Redevelopment Authority
     (Jackson Medical Mall Foundation Project);
     Series 1997 A, Urban Renewal VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     11/01/12       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Jackson (County of) Water System; Series 1994,
     Refunding Unlimited Tax VRD GO(b)                1.95%     11/01/24      12,840         12,840,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (CPX Gulfport ES OPAG, LLC Project); Series
     2007 A, VRD RB (LOC-Wachovia Bank N.A.)(a)(b)    2.21%     04/01/37       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (CPX Gulfport OPAG, LLC Project); Series 2007
     A, VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)        2.21%     04/01/37       2,435          2,435,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (DDR Gulfport Promenade LLC Project); Series
     2007, VRD RB (LOC-Regions Bank)(a)(b)            2.21%     12/01/32       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Gulf Ship, LLC Project); Series 2007, VRD RB
     (LOC-Regions Bank)(a)(b)                         2.21%     06/01/27      15,000         15,000,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Renaissance at Colony Park, LLC Project);
     Series 2008, VRD RB (LOC-Regions Bank)(a)(b)     2.23%     05/01/35      12,870         12,870,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (St. Andrews Episcopal Day School Project);
     Series 2003, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.26%     07/01/25       3,540          3,540,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Tindall Corp. Project); Series 2007, Gulf
     Opportunity Zone VRD RB (LOC-Wachovia Bank
     N.A.)(a)(b)                                      2.11%     04/01/28       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Hospital Equipment and
     Facilities Authority (Grenada Lake Medical
     Center Project); Series 2007, VRD RB
     (LOC-Regions Bank)(a)(b)                         2.21%     08/01/34      13,380         13,380,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MISSISSIPPI-(CONTINUED)

  Reset Option Ctfs. Trust II-R (Mississippi
     (State of)); Series 10152, Unlimited Tax VRD
     GO(b)(d)(e)                                      2.79%     11/01/22     $ 2,985     $    2,985,000
=======================================================================================================
                                                                                             83,330,000
=======================================================================================================


MISSOURI-1.93%

  ABN AMRO Munitops Ctfs. Trust (Springfield (City
     of) School District R-12); Series 2006-31,
     Non-AMT Unlimited Tax VRD GO(b)(d)(e)            2.24%     03/01/14      12,995         12,995,000
-------------------------------------------------------------------------------------------------------
  Hannibal (City of) Industrial Development
     Authority (Hannibal Regional Hospital);
     Series 2007, Health Facilities VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                2.28%     08/01/27       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board
     (The Nelson Gallery Foundation); Series 2001
     B, Cultural Facilities VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           1.95%     12/01/31      13,050         13,050,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Barnes Hospital
     Project); Series 1985 B, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.15%     12/01/15       1,400          1,400,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Missouri Health System
     Project); Series 1999 B, Health Facilities
     VRD RB (LOC-KBC Bank N.V.)(a)(b)(f)              2.15%     08/01/29       6,390          6,390,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Saint Louis
     University);
     Series 2005 A, Educational Facilities VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 4.15%     10/01/35       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
     Series 2006 A, Educational Facilities VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 4.15%     10/01/35      20,955         20,955,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Highways & Transportation
     Commission; Series 2005 A, First Lien State
     Road RB                                          5.00%     05/01/08       4,925          4,937,018
-------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Westchester Village Apartments
     Project); Series 2006, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.25%     04/15/27       5,600          5,600,000
-------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Sugar Pines Apartments Project);
     Series 2006, Refunding Multi-Family Housing
     VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.25%     04/15/27       9,170          9,170,000
-------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Westport Station Apartments
     Project); Series 2006, Refunding Multi-Family
     Housing VRD IDR (CEP-Federal National
     Mortgage Association)(b)                         2.25%     04/15/27       4,970          4,970,000
-------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Whitfield School Inc.); Series
     2004 B, Refunding Educational Facilities VRD
     IDR (LOC-U.S. Bank, N.A.)(a)(b)                  2.15%     06/15/24       2,055          2,055,000
=======================================================================================================
                                                                                             92,522,018
=======================================================================================================


MONTANA-0.08%

  Montana (State of) Facility Finance Authority
     (Mission Ridge Project); Series 2002, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                2.07%     08/01/27       3,888          3,888,000
=======================================================================================================


NEBRASKA-1.13%

  American Public Energy Agency; Series 2005 A,
     Gas Supply VRD RB(b)(f)                          1.80%     12/01/15      16,900         16,900,000
-------------------------------------------------------------------------------------------------------
  American Public Energy Agency (National Public
     Gas Agency Project); Series 2003 A, Gas
     Supply VRD RB(b)(f)                              1.80%     02/01/14       3,600          3,600,000
-------------------------------------------------------------------------------------------------------
  Lancaster (County of) Hospital Authority No. 1
     (Bryan Memorial Hospital Project); Series
     1996, Refunding Hospital VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           2.75%     06/01/12       4,785          4,785,000
-------------------------------------------------------------------------------------------------------
  Lancaster (County of) Hospital Authority No. 1
     (Immanuel Health Systems-Williamsburg
     Project); Series 2000 A, Health Facilities
     VRD RB (LOC-Allied Irish Banks PLC)(a)(b)(f)     1.25%     07/01/30       1,800          1,800,000
-------------------------------------------------------------------------------------------------------
  Lincoln (City of) Electric System; Series 1998
     A, Electric System RB(i)                         4.50%     09/01/08       1,000          1,009,408
-------------------------------------------------------------------------------------------------------
  Nebhelp Inc.;
     Series 1985 B, Multi-Mode VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           3.60%     12/01/15      15,895         15,895,000
-------------------------------------------------------------------------------------------------------
     Series 1985 D, Multi-Mode VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           3.60%     12/01/15       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Omaha (City of) Public Power District; Series
     2002 A, Electric Commercial Paper RN             1.60%     04/08/08       5,000          5,000,000
=======================================================================================================
                                                                                             53,989,408
=======================================================================================================


NEVADA-0.94%

  Las Vegas (City of) Convention & Visitors
     Authority; Series 2006 A, Commercial Paper RN
     (LOC-Bank of Nova Scotia, Fortis Bank
     N.V./S.A., State Street Bank & Trust
     Co.)(a)(f)                                       2.05%     04/08/08      13,000         13,000,000
-------------------------------------------------------------------------------------------------------
  Las Vegas Valley Water District (SNWA Revenue
     Supported); Series 2004 B, Limited Tax Water
     Commercial Paper Notes GO                        2.20%     04/04/08      20,250         20,250,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
NEVADA-(CONTINUED)

  Nevada (State of); Series 2004 A, Refunding,
     Capital Improvement & Cultural Affairs
     Limited Tax GO                                   5.00%     08/01/08     $11,620     $   11,735,029
=======================================================================================================
                                                                                             44,985,029
=======================================================================================================


NEW HAMPSHIRE-1.07%

  New Hampshire (State of) Business Finance
     Authority (Alice Peck Day Health Systems
     Obligated Group Issue); Series 2007 A, VRD RB
     (LOC-Toronto Dominion Bank)(a)(b)(f)             2.13%     10/01/36       9,430          9,430,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Business Finance
     Authority (The Mark H. Wentworth Home for
     Chronic Invalids Issue); Series 2006, VRD RB
     (LOC-Toronto-Dominion Bank)(a)(b)(f)             2.13%     12/01/36      12,000         12,000,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Child and Family
     Services of New Hampshire Issue); Series
     2007, VRD RB (LOC-RBS Citizens, N.A.)(a)(b)      2.25%     01/01/38       5,540          5,540,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Crotched Mountain
     Rehabilitation Center Issue); Series 2006,
     VRD RB (LOC-Allied Irish Banks PLC)(a)(b)(f)     2.23%     01/01/37       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (New London Hospital
     Issue); Series 2007, VRD RB (LOC-Fortis Bank
     NV/SA)(a)(b)(f)                                  2.25%     10/01/37       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Housing Finance
     Authority (EQR-Bond Partnership-Manchester
     Project); Series 1996, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.10%     09/15/26      15,100         15,100,000
=======================================================================================================
                                                                                             51,170,000
=======================================================================================================


NEW JERSEY-0.11%

  Wachovia MERLOTs (New Jersey (State of)
     Transportation Trust Fund Authority); Series
     2002 A-05, VRD RB(b)(d)(e)                       2.30%     12/15/18       5,205          5,205,000
=======================================================================================================


NEW MEXICO-0.97%

  Albuquerque (City of) (Affordable Housing
     Projects); Series 2000, Refunding VRD RB(b)      2.65%     07/01/30       3,900          3,900,000
-------------------------------------------------------------------------------------------------------
  Farmington (City of) (Arizona Public Service Co.
     Four Corners Project); Series 1994 A,
     Refunding VRD PCR (LOC-Barclays Bank
     PLC)(a)(b)(f)                                    1.30%     05/01/24      15,950         15,950,000
-------------------------------------------------------------------------------------------------------
  New Mexico (State of); Series 2007, Unlimited
     Tax Capital Projects GO                          5.00%     03/01/09       2,010          2,064,669
-------------------------------------------------------------------------------------------------------
  New Mexico (State of) Highway Commission; Series
     2001 A, Sr. Sub. Lien Tax Highway RB             5.00%     06/15/08       9,335          9,359,079
-------------------------------------------------------------------------------------------------------
  New Mexico (State of) Hospital Equipment Loan
     Council (Dialysis Clinic, Inc. Project);
     Series 2000, VRD RB (LOC-SunTrust Bank)(a)(b)    2.24%     07/01/25       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  New Mexico (State of); Series 2007, TRAN            4.50%     06/30/08      10,000         10,018,470
=======================================================================================================
                                                                                             46,292,218
=======================================================================================================


NEW YORK-1.55%

  Broome (County of) Industrial Development Agency
     (Elizabeth Church Manor Nursing Home
     Project); Series 2003, Civic Facility VRD RB
     (LOC-Bank of New York Mellon)(a)(b)              2.25%     02/01/29       3,095          3,095,000
-------------------------------------------------------------------------------------------------------
  New York (City of); Series 2002, Subseries A-7,
     Unlimited Tax VRD GO(b)                          2.25%     11/01/24      31,925         31,925,000
-------------------------------------------------------------------------------------------------------
  New York (State of) Metropolitan Transportation
     Authority; Series 1998 CP-1, Subseries B,
     Commercial Paper BAN (LOC-Royal Bank of
     Scotland)(a)(f)                                  3.05%     06/11/08      20,000         20,000,000
-------------------------------------------------------------------------------------------------------
  Rensselaer (County of) Industrial Development
     Agency (RC Housing I, LLC Project); Series
     2008 A, Civic Facility VRD RB (LOC-RBS
     Citizens, N.A.)(a)(b)                            2.21%     06/01/38       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (New York (State
     of) Thruway Authority); Series
     12045,(b)(d)(e)                                  2.27%     01/01/32      12,000         12,000,000
-------------------------------------------------------------------------------------------------------
  Saratoga (County of) Industrial Development
     Agency (American Housing Foundation, Inc.
     Project); Series 2006 A, Refunding Civic
     Facility VRD RB (LOC-RBS Citizens,
     N.A.)(a)(b)                                      2.19%     12/01/36       4,045          4,045,000
=======================================================================================================
                                                                                             74,065,000
=======================================================================================================


NORTH CAROLINA-4.38%

  Concord (City of); Series 2002 B, Refunding
     Utilities System VRD RB (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.05%     12/01/22       2,140          2,140,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (North Carolina (State
     of) Capital Facilities Finance Agency (Duke
     University Project)); Series 2006-0139 A, VRD
     COP RB(b)(d)(e)                                  2.25%     10/01/41       3,400          3,400,000
-------------------------------------------------------------------------------------------------------
  New Hanover (County of) (New Hanover Regional
     Medical Center); Series 2005 B-1, Refunding
     Hospital VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.25%     10/01/26       5,450          5,450,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  North Carolina (State of) Capital Facilities
     Finance Agency (Barton College); Series 2004,
     Educational Facilities VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.28%     07/01/19     $ 4,870     $    4,870,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Durham Academy); Series 2001,
     Capital Facilities VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.11%     04/01/26      11,010         11,010,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Goodwill Industries of
     Central North Carolina, Inc.); Series 2004,
     VRD RB (LOC-Bank of America, N.A.)(a)(b)         2.12%     12/01/24         855            855,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Guilford College); Series
     2005 B, Capital Facilities VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.28%     09/01/35       6,800          6,800,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Methodist College, Inc.);
     Series 2005, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.11%     03/01/30       5,055          5,055,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (NCCU Real Estate Foundation,
     Inc. Project); Series 2003 A, Student Housing
     Facilities VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.11%     10/01/34       5,775          5,775,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (North Carolina Aquarium
     Society Project); Series 2004, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                2.10%     06/01/26       6,840          6,840,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Peace College of Raleigh,
     Inc.); Series 2004, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.13%     06/01/29       4,320          4,320,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (the UNCP University
     Foundation, LLC Project); Series 2001 A,
     Student Housing VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.13%     07/01/31       8,015          8,015,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Triangle Aquatic Center
     Project); Series 2006, VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.15%     08/01/28       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Trinity Episcopal School
     Project); Series 2003, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.15%     09/01/24       2,540          2,540,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Union Academy); Series 2007,
     Educational Facilities VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.07%     12/01/29       6,175          6,175,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Wake Forest University);
     Series 2004 A, Educational Facilities VRD
     RB(a)(b)                                         2.18%     01/01/20       4,190          4,190,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Eastern Municipal
     Power Agency;
     Series 2006 A, Refunding Power System VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 3.15%     01/01/24      42,270         42,270,000
-------------------------------------------------------------------------------------------------------
     Series 2007 A, Refunding Power System VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 3.15%     01/01/24      11,460         11,460,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Cardinal Gibbons High School
     Project); Series 1999, Education Facility VRD
     RB (LOC-Bank of America, N.A.)(a)(b)             2.12%     08/01/14       2,245          2,245,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Charlotte Latin Schools,
     Inc.); Series 1999, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.13%     01/01/25       2,710          2,710,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Gardner-Webb University);
     Series 1997, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)(e)                                   2.13%     07/01/17       2,250          2,250,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Guilford College); Series
     1997, VRD RB (INS-MBIA Insurance Corp.)(b)(c)    2.85%     05/01/24      11,740         11,740,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Carolina Village Project); Series
     2008 B, Retirement Facilities First Mortgage
     VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)        2.15%     10/01/14       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Deerfield Episcopal Retirement
     Community); Series 2004 C, Refunding Health
     Care Facilities 1st Mortgage VRD RB
     (LOC-Wells Fargo Bank N.A.)(a)(b)                2.28%     11/01/27       7,450          7,450,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Novant Health Obligated Group);
     Series 2004 A, Health Care Facilities VRD
     RB(b)                                            2.08%     11/01/34       1,850          1,850,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Person Memorial Hospital); Series
     2005, Health Care Facilities VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     01/01/35      14,005         14,005,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (The Presbyterian Home at
     Charlotte, Inc. Project); Series 2001, Health
     Care Facilities VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.11%     08/01/24       1,705          1,705,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Westcare Health System Obligated
     Group); Series 2002 A, Hospital VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     09/01/22       9,400          9,400,000
-------------------------------------------------------------------------------------------------------
  Piedmont Triad Airport Authority; Series 2008 A,
     Non-AMT Airport VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 2.10%     07/01/32       5,000          5,000,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  University of North Carolina at Chapel Hill
     Board of Governors; Series 2006 B, Commercial
     Paper Bonds                                      2.15%     06/04/08     $10,700     $   10,700,000
=======================================================================================================
                                                                                            209,520,000
=======================================================================================================


OHIO-2.16%

  ABN AMRO Munitops Ctfs. Trust (Olentangy Local
     School District); Series 2006-04, Multi-State
     Non-AMT Unlimited Tax VRD GO Ctfs.(b)(d)(e)      2.24%     06/01/14       2,865          2,865,000
-------------------------------------------------------------------------------------------------------
  American Municipal Power-Ohio Inc.; Series 2008
     A, Commercial Paper BAN (LOC-JPMorgan Chase
     Bank, N.A.)(a)                                   2.45%     04/04/08      23,251         23,251,000
-------------------------------------------------------------------------------------------------------
  Barberton (City of) School District; Series
     1998, School Improvement Unlimited Tax
     GO(g)(h)(i)                                      5.13%     11/01/08       2,000          2,053,462
-------------------------------------------------------------------------------------------------------
  Butler (County of) (CCAO Low Cost Capital Pooled
     Financing Program); Sr. Series 2005 A,
     Capital Funding VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.23%     06/01/35       6,395          6,395,000
-------------------------------------------------------------------------------------------------------
  Butler (County of) (Lifesphere Project); Series
     2002, Refunding & Healthcare Facilities
     Improvement VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.07%     05/01/27       4,970          4,970,000
-------------------------------------------------------------------------------------------------------
  Cleveland (City of) & Cuyahoga (County of) Port
     Authority (Carnegie/89th Garage & Service
     Center, LLC Project); Series 2007, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.20%     01/01/37       4,400          4,400,000
-------------------------------------------------------------------------------------------------------
  Cuyahoga (County of) (Cleveland Clinic Health
     System Obligated Group); Series 2003 B,
     Commercial Paper (LOC-Bank of America,
     N.A.)(a)                                         2.20%     05/02/08      11,000         11,000,000
-------------------------------------------------------------------------------------------------------
  Franklin (County of) Health Care Facilities (The
     Chelsea at First Community Village Project);
     Series 2005, Refunding & Improvement VRD RB
     (LOC-KBC Bank N.V.)(a)(b)(f)                     2.14%     03/01/36       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Hamilton (County of) (Cincinnati Childrens
     Hospital Medical Center Project); Series 2007
     M, Hospital Facilities VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.15%     05/15/37       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Hamilton (County of) (St. Xavier High School
     Project); Series 2003, Economic Development
     VRD RB (LOC-Fifth Third Bank)(a)(b)              2.21%     04/01/28       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Lake (County of) (Lake Hospital System, Inc.);
     Series 2002, Hospital Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     12/01/32      17,245         17,245,000
-------------------------------------------------------------------------------------------------------
  Marion (County of) (Pooled Lease Program);
     Series 1990, Hospital Improvement VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.18%     08/01/20       1,310          1,310,000
-------------------------------------------------------------------------------------------------------
  Ohio (State of) Economic Development (YMCA of
     Greater Cincinnati Project); Series 2001, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)         2.20%     11/01/21       2,085          2,085,000
-------------------------------------------------------------------------------------------------------
  Ohio State University (General Receipts);
     Series 2003, Sub. RB (INS-Financial Security
     Assurance Inc.)(c)                               5.00%     12/01/08       1,000          1,018,329
-------------------------------------------------------------------------------------------------------
     Series 2007 H, Commercial Paper Notes            1.25%     04/03/08       5,810          5,810,000
-------------------------------------------------------------------------------------------------------
  Salem (City of) (Salem Community Hospital
     Project); Series 2005, Refunding &
     Improvement Hospital Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.20%     09/01/35       3,750          3,750,000
-------------------------------------------------------------------------------------------------------
  Toledo (City of) & Lucas (County of) Port
     Authority (The Toledo Museum of Art Project);
     Series 1999, Multi-modal Cultural Facilities
     VRD RB (LOC-Fifth Third Bank)(a)(b)              2.26%     09/01/19       3,575          3,575,000
-------------------------------------------------------------------------------------------------------
  Toledo (City of); Series 2006, City Services
     Special Assessment Notes (LOC-State Street
     Bank & Trust Co.)(a)                             2.22%     12/01/08       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Warren (County of) (Otterbein Homes Project);
     Series 2007, Health Care Facilities
     Improvement VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.07%     07/01/31       1,315          1,315,000
=======================================================================================================
                                                                                            103,142,791
=======================================================================================================


OKLAHOMA-2.84%

  Oklahoma (County of) Finance Authority (Oxford
     Oaks, Watersedge & Gardens at Reding
     Apartments Projects); Series 2000, Refunding
     Multi-Family Housing VRD RB (CEP-Federal
     National Mortgage Association)(b)                2.14%     07/15/30      25,743         25,743,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (Capitol Dome Project); Series
     2001, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.31%     06/01/11       1,865          1,865,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (Inverness Village Project); Series
     2007 A, Refunding Continuing Care Retirement
     Community VRD RB (LOC-KBC Bank N.V.)(a)(b)(f)    2.08%     01/01/42      16,000         16,000,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Industries Authority
     (Obligated Group consisting of INTEGRIS
     Baptist Medical Center, Inc., INTEGRIS South
     Oklahoma City Hospital Corp. & INTEGRIS Rural
     Health, Inc.); Series 1999 B, Refunding VRD
     RB (INS-MBIA Insurance Corp.)(b)(c)              1.95%     08/15/29      31,065         31,065,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
OKLAHOMA-(CONTINUED)

  Oklahoma (State of) Turnpike Authority;
     Series 2006 D, Refunding Turnpike System
     Second Sr. VRD RB(b)                             2.00%     01/01/28     $14,000     $   14,000,000
-------------------------------------------------------------------------------------------------------
     Series 2006 F, Refunding Turnpike System
     Second Sr. VRD RB(b)                             2.00%     01/01/28      16,950         16,950,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Water Resources Board;
     Series 1994 A, State Loan Program VRD RB(b)      1.75%     09/01/23      14,455         14,455,000
-------------------------------------------------------------------------------------------------------
     Series 1995, State Loan Program VRD RB(b)        1.80%     09/01/24       4,680          4,680,000
-------------------------------------------------------------------------------------------------------
     Series 1997, State Loan Program VRD RB(b)        1.80%     09/01/26       4,135          4,135,000
-------------------------------------------------------------------------------------------------------
     Series 2003A, State Loan Program VRD RB(b)       3.54%     10/01/36       6,890          6,890,000
=======================================================================================================
                                                                                            135,783,000
=======================================================================================================


PENNSYLVANIA-6.99%

  Allegheny (County of) Hospital Development
     Authority (UPMC Senior Communities, Inc.);
     Series 2003, VRD RB (CEP-Federal National
     Mortgage Association)(b)                         2.21%     07/15/28       1,700          1,700,000
-------------------------------------------------------------------------------------------------------
  Beaver (County of) Industrial Development
     Authority (FirstEnergy Generation Corp.
     Project); Series 2006 A, Refunding Non-AMT
     VRD PCR (LOC-Barclays Bank PLC)(a)(b)(f)         1.25%     04/01/41      11,200         11,200,000
-------------------------------------------------------------------------------------------------------
  Berks (County of) Industrial Development
     Authority (CHF-Kutztown, LLC Project
     Servicing Kutztown University of
     Pennsylvania); Series 2007 A, Student Housing
     VRD RB (LOC-Citibank N.A.)(a)(b)                 2.24%     07/01/37      10,075         10,075,000
-------------------------------------------------------------------------------------------------------
  Bethlehem (City of) Area School District; Series
     2007, Unlimited Tax VRD GO (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.25%     01/01/32      19,000         19,000,000
-------------------------------------------------------------------------------------------------------
  Bucks (County of) Industrial Development
     Authority (Law School Admission Council, Inc.
     Project); Series 2003, Economic Development
     VRD RB (LOC-Allied Irish Banks PLC)(a)(b)(f)     2.10%     05/01/33       2,050          2,050,000
-------------------------------------------------------------------------------------------------------
  Butler (County of) General Authority (Hampton
     Township School District Project); Series
     2007, VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.11%     09/01/27       4,300          4,300,000
-------------------------------------------------------------------------------------------------------
  Butler (County of) General Authority (Mars Area
     School District Project); Series 2006,
     Refunding VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.15%     09/01/19       4,925          4,925,000
-------------------------------------------------------------------------------------------------------
  Chartiers Valley (Community of) Industrial &
     Commercial Development Authority (Asbury
     Villas); Series 2000 B, VRD IDR (LOC-Fifth
     Third Bank)(a)(b)                                2.25%     12/01/30       8,950          8,950,000
-------------------------------------------------------------------------------------------------------
  Chester (County of) Health & Education
     Facilities Authority (Jenners Pond Project);
     Series 2006, VRD RB (LOC-RBS Citizens
     N.A.)(a)(b)                                      2.10%     07/01/34       1,300          1,300,000
-------------------------------------------------------------------------------------------------------
  Chester (County of) Industrial Development
     Authority (Archdiocese of Philadelphia);
     Series 2001, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.70%     07/01/31       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Dauphin (County of) General Authority (School
     District Pooled Financing Program);
     Series 1986 Subseries W, VRD RB
     (INS-Financial Security Assurance Inc.)(b)(c)    2.24%     06/01/26       3,060          3,060,000
-------------------------------------------------------------------------------------------------------
     Series 1986, Subseries V, VRD RB
     (INS-Financial Security Assurance Inc.)(b)(c)    2.24%     06/01/26       9,000          9,000,000
-------------------------------------------------------------------------------------------------------
  Delaware (County of) Authority (Dunwoody
     Village); Series 2006, VRD RB (LOC-RBS
     Citizens, N.A.)(a)(b)                            2.13%     04/01/30       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Delaware (County of) Authority (White Horse
     Village Project); Series 2006 A, VRD RB
     (LOC-RBS Citizens, N.A.)(a)(b)                   1.20%     07/01/30       1,065          1,065,000
-------------------------------------------------------------------------------------------------------
  Delaware (County of) Industrial Development
     Authority (The Agnes Irwin School Project);
     Series 2003, Educational Facilities VRD RB
     (LOC-RBS Citizens, N.A.)(a)(b)                   2.10%     10/01/33       1,335          1,335,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Pennsylvania (State of)
     Public School Building Authority); Series
     2006-0161 A, VRD COP RB(b)(d)(e)                 2.30%     06/01/33      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  Emmaus (City of) General Authority; Series 2000
     A, Pennsylvania Loan Program VRD RB
     (INS-Financial Security Assurance Inc.)(b)(c)    2.24%     03/01/30       3,660          3,660,000
-------------------------------------------------------------------------------------------------------
  Erie (City of) City Water Authority; Series 2006
     A, VRD RB (INS-Financial Security Assurance
     Inc.)(b)(c)                                      2.20%     12/01/36       1,800          1,800,000
-------------------------------------------------------------------------------------------------------
  Harrisburg (City of) Authority (The School
     District of the City of Harrisburg Project);
     Series 2006, School VRD RB (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.23%     12/01/31      16,100         16,100,000
-------------------------------------------------------------------------------------------------------
  Harrisburg (City of) Authority; Series 2002 B,
     Refunding Water VRD RB (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.26%     07/15/17       3,335          3,335,000
-------------------------------------------------------------------------------------------------------
  Lancaster (County of) Convention Center
     Authority; Series 2007, Hotel Room Rental Tax
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.11%     03/01/47       3,680          3,680,000
-------------------------------------------------------------------------------------------------------
  Luzerne (County of); Series 2004, Unlimited Tax
     VRD GO (LOC-PNC Bank, N.A.)(a)(b)                2.14%     11/01/14       1,885          1,885,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

  Luzerne (County of) Convention Center Authority;
     Series 1998 A, Hotel Room Rental Tax VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.13%     09/01/28     $ 2,015     $    2,015,000
-------------------------------------------------------------------------------------------------------
  Luzerne (County of) Industrial Development
     Authority (Methodist Homes for the Aging of
     the Wyoming Conference Project); Series 2003,
     VRD IDR (LOC-Bank of New York Mellon)(a)(b)      2.30%     02/01/29       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Higher Education & Health
     Authority (Liberty Lutheran Services
     Project); Series 2004, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             2.13%     05/01/34       3,040          3,040,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Industrial Development
     Authority (Gloria Dei Project); Series 2006,
     VRD IDR (LOC-RBS Citizens, N.A.)(a)(b)           2.11%     01/01/23       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Industrial Development
     Authority (Philadelphia Presbytery Homes,
     Inc. Project); Series 2005 A, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.10%     07/01/35       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Nazareth (City of) Area School District; Series
     2007, Limited Tax VRD GO (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.24%     02/01/31       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Parkland (City of) School District; Series 2005,
     Unlimited Tax VRD GO (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.24%     06/01/22       9,245          9,245,000
-------------------------------------------------------------------------------------------------------
  Pennsbury (City of) School District; Series
     2005, Unlimited Tax VRD GO (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.23%     08/15/14       2,450          2,450,000
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program);
     Series 2001 H9-Susquehanna University, VRD RB
     (LOC-Allied Irish Banks PLC)(a)(b)(f)            2.14%     05/01/31       1,650          1,650,000
-------------------------------------------------------------------------------------------------------
     Series 2001 I4-Messiah College, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.14%     11/01/31       1,575          1,575,000
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Council of Independent
     Colleges & Universities Financing Program);
     Series 1997 A7-St. Joseph's University, VRD
     RB (LOC-Allied Irish Banks PLC)(a)(b)(f)         2.13%     04/01/27       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Washington & Jefferson
     Development Corp.); Series 2005 A, Student
     Housing VRD RB (LOC-UniCredito Italiano
     S.p.A.)(a)(b)                                    2.23%     11/01/36       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Turnpike Commission;
     Series 2006 B, Turnpike Multi-modal VRD RB(b)    3.40%     12/01/22       9,240          9,240,000
-------------------------------------------------------------------------------------------------------
  Philadelphia (City of) Hospital & Higher
     Education Facilities Authority (Wills Eye
     Hospital Project); Series 2000, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(e)         2.15%     11/01/30       3,095          3,095,000
-------------------------------------------------------------------------------------------------------
  Philadelphia (City of) Industrial Development
     Authority (Pennsylvania School for the Deaf);
     Series 2002, VRD IDR (LOC-RBS Citizens
     N.A.)(a)(b)                                      2.26%     11/01/32       2,665          2,665,000
-------------------------------------------------------------------------------------------------------
  Scranton (City of) & Lackawanna (County of)
     Health & Welfare Authority (The Community
     Medical Center Project); Series 2002,
     Hospital VRD RB (LOC-PNC Bank, N.A.)(a)(b)       2.14%     07/01/32       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Shippensburg (Borough of) Authority (Bethlehem
     Area School District Project); Series 2007,
     VRD RB (INS-Financial Security Assurance
     Inc.)(b)(c)                                      2.25%     07/01/31      20,400         20,400,000
-------------------------------------------------------------------------------------------------------
  Somerset (County of) Hospital Authority
     (Somerset Community Hospital Project); Series
     2007 A, Hospital VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      2.14%     03/01/17       5,890          5,890,000
-------------------------------------------------------------------------------------------------------
  Southcentral (Region of) General Authority
     (Wellspan Health Obligated Group);
     Series 2005 A, Refunding VRD RB(b)               3.50%     06/07/23      33,225         33,225,000
-------------------------------------------------------------------------------------------------------
     Series 2005 B, Refunding VRD RB(b)               3.50%     05/15/31      61,000         61,000,000
-------------------------------------------------------------------------------------------------------
  Upper St. Clair (Township of); Series 2008,
     Unlimited Tax VRD GO (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.25%     06/01/38       6,460          6,460,000
-------------------------------------------------------------------------------------------------------
  Washington (County of) Hospital Authority (The
     Washington Hospital Project); Series 2007 A,
     Hospital VRD RB (LOC-Wachovia Bank
     N.A.)(a)(b)                                      3.80%     07/01/37       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Westmoreland (County of) Industrial Development
     Authority; Series 2005 C, Health System VRD
     RB (LOC-Wachovia Bank, N.A.)(a)(b)               2.11%     07/01/27       5,235          5,235,000
-------------------------------------------------------------------------------------------------------
  Wilkes-Barre (City of); Series 2004 B, Unlimited
     Tax VRD GO (LOC-PNC Bank, N.A.)(a)(b)            2.14%     09/15/14       2,870          2,870,000
-------------------------------------------------------------------------------------------------------
  York (City of) General Authority (Harrisburg
     Parking Authority Project); Series 1996 C,
     Pooled Financing VRD RB (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.13%     09/01/26       5,330          5,330,000
-------------------------------------------------------------------------------------------------------
  York (County of) Industrial Development
     Authority (Philadelphia Electric Company
     Project); Series 1993 A, Refunding PCR
     (LOC-BNP Paribas)(a)(f)                          2.35%     04/04/08       2,000          2,000,000
=======================================================================================================
                                                                                            334,205,000
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
RHODE ISLAND-0.35%

  Rhode Island (State of) Health & Educational
     Building Corp. (Care New England Issue);
     Series 2008 B, Hospital Financing VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.10%     09/01/37     $ 4,200     $    4,200,000
-------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (Home & Hospice Care of Rhode
     Island Issue); Series 2008, Health Facilities
     VRD RB (LOC-RBS Citizens, N.A.)(a)(b)            2.10%     02/01/38       6,000          6,000,000
-------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (South County Hospital
     Healthcare System Issue); Series 2003 B,
     Refunding Hospital Financing VRD RB (LOC-RBS
     Citizens, N.A.)(a)(b)                            2.05%     09/15/33       6,700          6,700,000
=======================================================================================================
                                                                                             16,900,000
=======================================================================================================


SOUTH CAROLINA-2.64%

  Piedmont Municipal Power Agency;
     Series 1997 B, Refunding Electric VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 2.85%     01/01/19      33,350         33,350,000
-------------------------------------------------------------------------------------------------------
     Series 1997 C, Refunding Electric VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 6.00%     01/01/19      15,000         15,000,000
-------------------------------------------------------------------------------------------------------
     Series 2004 B-5, Refunding Electric VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 6.00%     01/01/31      37,605         37,605,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (South Carolina
     (State of) Public Service Authority);
     Series 10090, VRD RB(b)(d)(e)                    2.29%     01/01/22       8,925          8,925,000
-------------------------------------------------------------------------------------------------------
     Series 12304, VRD RB(b)(d)(e)                    2.33%     01/01/39       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Non-Profit Institutions
     of Higher Learning (Morris College Project);
     Series 1997, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(e)                                   2.15%     07/01/17       1,450          1,450,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Non-Profit Institutions
     of Higher Learning (Newberry College
     Project); Series 2005, Educational Facilities
     VRD RB (LOC-Branch Banking & Trust Co.)(a)(b)    2.28%     09/01/35       1,490          1,490,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Housing Finance and
     Development Authority (Runaway Bay Apartments
     Project); Series 2005, Refunding Multi-Family
     Rental Housing VRD RB (CEP-Federal National
     Mortgage Association)(b)                         2.23%     11/15/35       5,565          5,565,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Carolina Children's
     Home Project); Series 2003, Economic
     Development VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 2.28%     03/01/23       1,300          1,300,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Medical University
     Facilities Corp. Project); Series 2003,
     Economic Development VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.13%     01/01/13       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Presbyterian Home of
     South Carolina Project); Series 2003 A,
     Economic Development VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.15%     04/01/20       4,170          4,170,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (WUREF Development, LLC
     Project); Series 2002 A, Economic Development
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.13%     07/01/33       9,255          9,255,000
=======================================================================================================
                                                                                            126,010,000
=======================================================================================================


TENNESSEE-3.65%

  Chattanooga (City of) Health, Educational &
     Housing Facility Board (Windridge
     Apartments); Series 2003 A, Refunding Multi-
     Family Housing VRD RB (CEP-Federal National
     Mortgage Association)(b)                         2.25%     05/15/33       2,875          2,875,000
-------------------------------------------------------------------------------------------------------
  Cookeville (City of) Regional Medical Center
     Authority; Series 2006, VRD RB (LOC-Regions
     Bank)(a)(b)(e)                                   2.21%     03/01/36      32,790         32,790,000
-------------------------------------------------------------------------------------------------------
  Jackson (City of) Health, Educational & Housing
     Facility Board (Post House Jackson
     Apartments); Series 2002, Refunding Multi-
     Family Housing VRD RB (CEP-Federal National
     Mortgage Association)(b)                         2.25%     10/15/32       3,420          3,420,000
-------------------------------------------------------------------------------------------------------
  Knox (County of) Industrial Development Board
     (Cherokee Health Systems Project); Series
     2006, VRD IDR (LOC-Regions Bank)(a)(b)           2.21%     06/01/26       6,110          6,110,000
-------------------------------------------------------------------------------------------------------
  McMinn (County of) Industrial Development Board
     (Tennessee Wesleyan College Project); Series
     2006, VRD RB (LOC-Regions Bank)(a)(b)            2.23%     11/01/36       4,750          4,750,000
-------------------------------------------------------------------------------------------------------
  Memphis (City of);
     Series 2000, General Improvement Unlimited
     Tax GO(g)(h)(i)                                  5.00%     04/01/08       1,400          1,414,000
-------------------------------------------------------------------------------------------------------
     Series 2000, General Improvement Unlimited
     Tax GO(g)(h)(i)                                  5.25%     04/01/08       1,500          1,515,000
-------------------------------------------------------------------------------------------------------
  Morristown (City of) Health, Educational and
     Housing Facilities Board (All Saints
     Episcopal School, Inc. Project); Series 2001,
     VRD RB (LOC-SunTrust Bank)(a)(b)                 2.14%     08/01/16       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Health & Educational
     Facilities Board (Belmont University
     Project); Series 2005, Educational Facilities
     VRD RB (LOC-SunTrust Bank)(a)(b)                 2.08%     12/01/25      11,975         11,975,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Summit Apartments
     Project); Series 2006, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.21%     07/15/36     $ 4,200     $    4,200,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Chattanooga (City
     of) Industrial Development Board); Series
     12021, Lease Rental VRD RB(b)(d)(e)              2.40%     10/01/27      17,025         17,025,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Memphis College of Art
     Project); Series 2003, VRD RB (LOC-Regions
     Bank)(a)(b)                                      2.24%     08/01/23       3,585          3,585,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Southern College of Optometry
     Project); Series 2001, VRD RB (LOC-Allied
     Irish Banks PLC)(a)(b)(f)                        2.21%     06/01/26       4,900          4,900,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (St. Georges Independent
     School Project); Series 2007, VRD RB
     (LOC-Regions Bank)(a)(b)                         2.21%     08/01/34      23,620         23,620,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Trezevant Manor Project);
     Series 2007 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.21%     09/01/39       7,225          7,225,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Wynridge II Apartments
     Project); Series 2005, Refunding Multi-Family
     Housing VRD RB (CEP-Federal Home Loan
     Mortgage Corp.)(b)                               2.15%     12/01/30       6,890          6,890,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of); Series 2008 A, Refunding
     Unlimited Tax VRD GO(b)                          2.15%     03/01/22      17,355         17,355,000
-------------------------------------------------------------------------------------------------------
  Tennessee (State of) Local Development Authority
     (State Loan Programs); Series 2007 A, BAN        5.00%     06/30/08      22,000         22,068,257
-------------------------------------------------------------------------------------------------------
  Williamson (County of) Industrial Development
     Board (Currey Ingram Academy Project); Series
     2003, Educational Facilities VRD RB
     (LOC-SunTrust Bank)(a)(b)                        3.50%     04/01/23       1,100          1,100,000
=======================================================================================================
                                                                                            174,317,257
=======================================================================================================


TEXAS-10.61%

  ABN AMRO Munitops Ctfs. Trust (Alamo Community
     College District); Series 2006-85, Non-AMT
     Limited Tax VRD GO(b)(d)(e)                      2.26%     08/15/14       9,565          9,565,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Duncanville (City
     of) Independent School District); Series
     2006-22, Asset 14 Non-AMT Unlimited Tax VRD
     GO(b)(d)(e)                                      2.23%     02/15/14      11,000         11,000,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Eagle Mountain-
     Saginaw Independent School District); Series
     2007-11, Single Non-AMT School Building
     Unlimited Tax VRD GO(b)(d)(e)                    2.23%     08/15/13       7,995          7,995,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Edinburg (City
     of) Consolidated Independent School
     District); Series 2005-47, Single Non-AMT
     Unlimited Tax VRD GO(b)(d)(e)                    2.23%     02/15/13      10,945         10,945,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Harris (County
     of)); Series 2006-64, Sr. Lien Toll Road Non-
     AMT VRD RB(b)(d)(e)                              3.01%     08/15/30       9,750          9,750,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Leander (City of)
     Independent School District); Series 2002-16,
     Multi-State Non-AMT Unlimited Tax VRD
     GO(b)(d)(e)                                      2.23%     08/15/10       5,395          5,395,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops II Ctfs. Trust (Houston (City
     of) Independent School District); Series
     2007-32, Unlimited Tax VRD GO (CEP-Texas
     Permanent School Fund)(b)(d)(e)                  2.23%     02/15/22       9,785          9,785,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops II Ctfs. Trust (Marble Falls
     (City of) Independent School District);
     Series 2007-31, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School
     Fund)(b)(d)(e)                                   2.23%     08/15/14      10,215         10,215,000
-------------------------------------------------------------------------------------------------------
  Alamo Heights (City of) Higher Education
     Facilities Corp. (University of the Incarnate
     Word Project); Series 1999 A, Refunding
     Higher Education VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                2.10%     04/01/19       4,100          4,100,000
-------------------------------------------------------------------------------------------------------
  Aldine (City of) Independent School District;
     Series 2003, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(b)      3.75%     06/15/28       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Arlington (City of);
     Series 2005 A, Commercial Paper Notes GO         0.90%     07/10/08      11,500         11,500,000
-------------------------------------------------------------------------------------------------------
     Series 2005 A, Commercial Paper Notes GO         2.30%     07/10/08       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  Austin (County of) Industrial Development Corp.
     (Justin Industries Inc. Project); Series
     1984, VRD IDR (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.10%     12/01/14       1,250          1,250,000
-------------------------------------------------------------------------------------------------------
  Bell (County of) Health Facilities Development
     Corp. (Buckner Retirement Services, Inc.
     Obligated Group Project); Series 1998,
     Retirement Facility VRD RB(g)(h)(i)              5.00%     11/15/08       1,500          1,538,633
-------------------------------------------------------------------------------------------------------
  Brazoria (County of) Health Facilities
     Development Corp. (Brazosport Memorial
     Hospital); Series 1999, Hospital VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     07/01/13       7,100          7,100,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Eagle Tax-Exempt Trust (Harris (County of) Toll
     Road); Series 2002-6012 A, VRD COP(b)(d)(e)      2.30%     08/15/30     $ 1,580     $    1,580,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Houston (City of) Water
     & Sewer); Series 2002-6019 A, VRD
     COP(b)(d)(e)                                     2.30%     12/01/30       8,910          8,910,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Odessa (City of) & Ector
     (County of) Waterworks & Sewer System);
     Series 2001-4307 A, Refunding VRD COP
     RB(b)(d)(e)                                      2.30%     11/01/31       2,845          2,845,000
-------------------------------------------------------------------------------------------------------
  El Paso (City of) Independent School District;
     Series 2004 B, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(b)      2.15%     08/01/29       2,460          2,460,000
-------------------------------------------------------------------------------------------------------
  Garland (City of) Industrial Development
     Authority, Inc. (Carroll Co. Project); Series
     1984, VRD IDR (LOC-Wells Fargo Bank,
     N.A.)(a)(b)(e)                                   2.25%     12/01/14       2,800          2,800,000
-------------------------------------------------------------------------------------------------------
  Grand Prairie (City of) Housing Finance Corp.
     (Lincoln Property Co. No. 2188 Limited
     Partnership Project); Series 1993, Refunding
     Multi-Family Housing VRD RB (CEP-General
     Electric Corp.)(b)                               2.10%     06/01/10       3,100          3,100,000
-------------------------------------------------------------------------------------------------------
  Gulf Coast Waste Disposal Authority (Armco Inc.
     Project); Series 1998, Refunding RB (LOC-PNC
     Bank, N.A.)(a)(e)                                2.14%     12/01/08       7,640          7,640,000
-------------------------------------------------------------------------------------------------------
  Harris (County of); Series 2005 E, Sr. Lien Toll
     Road Commercial Paper RN                         2.25%     05/16/08       3,870          3,870,000
-------------------------------------------------------------------------------------------------------
  Harrison (County of) Health Facilities
     Development Corp. (Marshall Regional Medical
     Center Project); Series 2006, Hospital VRD RB
     (LOC-Regions Bank)(a)(b)                         2.21%     04/01/26       3,900          3,900,000
-------------------------------------------------------------------------------------------------------
  Hockley (County of) Industrial Development Corp.
     (AMOCO Project);
     Series 1983, VRD PCR(b)(f)                       1.75%     03/01/14      30,000         30,000,000
-------------------------------------------------------------------------------------------------------
     Series 1985, VRD PCR(b)(f)                       3.40%     11/01/19      10,640         10,640,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Alamo Heights (City of)
     Independent School District); Series 2005-
     980, Unlimited Tax VRD GO(b)(d)(e)               2.29%     02/01/12       1,715          1,715,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Bexar (County of)); Series
     2004-530, Limited Tax VRD GO(b)(d)(e)            2.29%     06/15/12       4,565          4,565,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Brownsville (City Of)); Series
     2005-1038, Unlimited Tax VRD GO(b)(d)(e)         3.50%     02/15/13       6,645          6,645,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Nueces River Authority);
     Series 2006-1412, VRD RB(b)(d)(e)                2.29%     07/15/13       1,945          1,945,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (San Antonio (City of) Electric
     & Gas Systems); Series 2007-2503, Refunding
     VRD RB(b)(d)(e)                                  2.29%     02/01/15       3,700          3,700,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Texas (State of)
     Transportation Commission); Series 2008-2481,
     Unlimited Tax Mobility Fund VRD GO(b)(d)(e)      2.29%     04/01/15       2,200          2,200,000
-------------------------------------------------------------------------------------------------------
  Mesquite (City of) Independent School District;
     Series 2003 A, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(b)      2.15%     08/01/29       1,405          1,405,000
-------------------------------------------------------------------------------------------------------
  Morgan Stanley & Co. Inc. Trust Floater Ctfs.
     (North East Independent School District);
     Series 2006-1668, Refunding Unlimited Tax VRD
     GO(b)(d)(e)                                      2.25%     02/01/27      14,795         14,795,000
-------------------------------------------------------------------------------------------------------
  Morgan Stanley & Co. Inc. Trust Floater Ctfs.
     (Texas (State of) Transportation Commission
     State Highway Fund); Series 2006-2033 A,
     First Tier VRD RB(b)(d)(e)                       2.16%     04/01/16      17,562         17,561,500
-------------------------------------------------------------------------------------------------------
  North Central (Region of) Health Facilities
     Development Corp. (Methodist Hospitals of
     Dallas); Series 1985 B, Hospital VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 3.25%     10/01/15       7,070          7,070,000
-------------------------------------------------------------------------------------------------------
  Northside Independent School District; Series
     2006 A, Refunding Unlimited Tax VRD GO
     (CEP-Texas Permanent School Fund)(b)             3.75%     08/01/33       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Northwest Independent School District; Series
     2006, School Building Unlimited Tax VRD GO
     (CEP-Texas Permanent School Fund)(b)             2.15%     02/15/31       7,145          7,145,000
-------------------------------------------------------------------------------------------------------
  Red River Educational Finance Corp. (The Parish
     Day School of the Episcopal Church of the
     Transfiguration Project); Series 2001 A,
     Educational VRD RB (LOC-Allied Irish
     Bank)(a)(b)(f)                                   2.25%     12/01/31       2,470          2,470,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Dallas (City of)
     Waterworks & Sewer System); Series 12044,
     Refunding & Improvement VRD RB(b)(d)(e)          2.28%     10/01/35      22,290         22,290,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Houston (City of)
     Airport System); Series 12022, Sub.-Lien VRD
     RB(b)(d)(e)                                      2.30%     07/01/28      13,520         13,520,000
-------------------------------------------------------------------------------------------------------
  San Antonio (City of) Independent School
     District; Series 1997, School Building
     Unlimited Tax GO(g)(h)(i)                        5.00%     08/15/08       1,000          1,008,795
-------------------------------------------------------------------------------------------------------
  San Antonio (City of) Water System; Series 2005
     A, Commercial Paper Notes                        1.95%     05/21/08      15,850         15,850,000
-------------------------------------------------------------------------------------------------------
  San Antonio (City of); Series 2006, Limited Tax
     GO                                               4.00%     02/01/09         965            979,644
-------------------------------------------------------------------------------------------------------
  San Gabriel (City of) Health Facilities
     Development Corp. (YMCA of Greater Williamson
     County Project); Series 2005, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     04/01/26       3,815          3,815,000
-------------------------------------------------------------------------------------------------------
  Tarrant (County of) Health Facilities
     Development Corp. (Adventist Health
     System/Sunbelt Obligated Group); Series 1998,
     Hospital RB(g)(h)(i)                             5.38%     11/15/08       7,805          8,041,746
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Tarrant (County of) Housing Finance Corp.
     (Sierra Springs Apartments Project); Series
     1999, Refunding Multi-Family Housing VRD RB
     (CEP-Federal National Mortgage
     Association)(b)                                  2.09%     02/15/27     $ 4,050     $    4,050,000
-------------------------------------------------------------------------------------------------------
  Texas (State of) Department of Housing and
     Community Affairs (NHP Foundation-Asmara
     Affordable Housing Inc. Project); Series
     2003, Refunding Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        3.65%     07/01/33       6,260          6,260,000
-------------------------------------------------------------------------------------------------------
  Texas (State of) Public Finance Authority;
     Series 2002 A, Commercial Paper Notes            1.15%     04/08/08       6,500          6,500,000
-------------------------------------------------------------------------------------------------------
  Texas (State of) Turnpike Authority (Central
     Texas Turnpike System); Series 2002, Second
     Tier BAN                                         5.00%     06/01/08      13,250         13,287,014
-------------------------------------------------------------------------------------------------------
  Texas (State of); Series 2007, Limited Tax TRAN     4.50%     08/28/08       5,000          5,025,515
-------------------------------------------------------------------------------------------------------
  Texas A&M University System Board of Regents
     (Revenue Financing System); Series 2004 B,
     Commercial Paper RN                              1.05%     04/07/08       1,675          1,675,000
-------------------------------------------------------------------------------------------------------
  Travis (County of) Housing Finance Corp. (The
     College Houses Project); Series 2006, Student
     Housing VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.05%     12/01/36       5,425          5,425,000
-------------------------------------------------------------------------------------------------------
  Tyler (City of) Independent School District;
     Series 2006 A, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(b)      2.15%     02/15/25      12,300         12,300,000
-------------------------------------------------------------------------------------------------------
  University of Texas Board of Regents (Permanent
     University Fund); Series 2006 A, Refunding RB    5.00%     07/01/08      10,680         10,727,478
-------------------------------------------------------------------------------------------------------
  University of Texas Board of Regents (Revenue
     Financing System);
     Series 2007 A, Commercial Paper Notes            3.20%     04/15/08       9,044          9,044,000
-------------------------------------------------------------------------------------------------------
     Series 2007 A, Commercial Paper Notes            2.80%     06/06/08      24,672         24,672,000
-------------------------------------------------------------------------------------------------------
     Series 2008 B, VRD RB(b)                         2.10%     08/01/16       9,500          9,500,000
-------------------------------------------------------------------------------------------------------
     Series 2008 B, VRD RB(b)                         2.07%     08/01/32      20,660         20,660,000
-------------------------------------------------------------------------------------------------------
     Series 2008 B, VRD RB(b)                         2.10%     08/01/39      11,400         11,400,000
-------------------------------------------------------------------------------------------------------
  Upper Trinity Regional Water District (Regional
     Treated Water Supply System); Series 2008 A,
     Commercial Paper RN (LOC-Bank of America,
     N.A.)(a)                                         1.70%     04/09/08       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Harris (County of) Toll Road);
     Series 2003-B16, Refunding Sr. Lien VRD
     RB(b)(d)(e)                                      2.30%     08/15/25      16,000         16,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Texas Board of
     Regents);
     Series 2003-B14, VRD RB(b)(d)(e)                 2.25%     08/15/22       7,955          7,955,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C82, Refunding VRD RB (Acquired
     09/05/07; Cost $10,705,000)(b)(d)(e)(j)          2.30%     07/01/21      10,705         10,705,000
=======================================================================================================
                                                                                            507,291,325
=======================================================================================================


UTAH-0.50%

  Duchesne School District Municipal Building
     Authority; Series 2005, Lease VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      2.26%     06/01/21         900            900,000
-------------------------------------------------------------------------------------------------------
  Murray (City of) (IHC Health Services, Inc.);
     Series 2003 B, Hospital VRD RB(b)                2.07%     05/15/36       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
     Series 2005 C, Hospital VRD RB(b)                2.15%     05/15/37       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Sanpete (County of) School Facility (Wasatch
     Academy); Series 2003, Multi-Mode VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      2.26%     08/01/28         800            800,000
-------------------------------------------------------------------------------------------------------
  University of Utah Board of Regents; Series
     1998, Hospital RB(g)(h)(i)                       5.25%     08/01/08       2,570          2,607,948
-------------------------------------------------------------------------------------------------------
  Utah (State of) Water Finance Agency (Timpanogos
     Loan Financing Program); Series 1998 B,
     RB(g)(h)(i)                                      5.00%     06/01/08       1,500          1,507,461
-------------------------------------------------------------------------------------------------------
  Utah (State of); Series 1998 A, Unlimited Tax
     GO(g)(h)(i)                                      5.00%     07/01/08       7,325          7,380,548
=======================================================================================================
                                                                                             23,695,957
=======================================================================================================


VERMONT-0.29%

  Vermont (State of) Economic Development
     Authority (Wake Robin Corp. Project); Series
     1999 B, Mortgage RB(g)(h)(i)                     6.75%     03/01/09       5,720          6,039,252
-------------------------------------------------------------------------------------------------------
  Vermont (State of) Educational & Health
     Buildings Financing Agency (North Country
     Hospital Project); Series 2007 A, VRD RB
     (LOC-Toronto-Dominion Bank)(a)(b)(f)             1.20%     10/01/34       1,250          1,250,000
-------------------------------------------------------------------------------------------------------
  Vermont (State of) Educational & Health
     Buildings Financing Agency (Rutland Regional
     Medical Center Project); Series 2001 A,
     Hospital VRD RB (LOC-Toronto-Dominion
     Bank)(a)(b)(f)                                   1.20%     04/01/15       3,555          3,555,000
-------------------------------------------------------------------------------------------------------
  Vermont (State of) Industrial Development
     Authority (Central Vermont Public Service
     Corp.-East Barnet Project); Series 1984,
     Hydroelectric VRD IDR (LOC-RBS Citizens
     N.A.)(a)(b)                                      2.00%     12/01/13       3,200          3,200,000
=======================================================================================================
                                                                                             14,044,252
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
VIRGINIA-0.76%

  Chesapeake Bay Bridge & Tunnel District; Series
     2008 A, Refunding General Resolution VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     05/28/21     $ 6,250     $    6,250,000
-------------------------------------------------------------------------------------------------------
  Fairfax (County of) Economic Development
     Authority (Government Center Properties);
     Series 2003, Refunding Lease RB                  5.00%     05/15/08       4,495          4,501,720
-------------------------------------------------------------------------------------------------------
  Fairfax (County of) Industrial Development
     Authority (Fairfax Hospital System, Inc.);
     Series 1988 C, Obligation VRD RB(b)              2.10%     10/01/25       2,970          2,970,000
-------------------------------------------------------------------------------------------------------
  Fairfax (County of) Industrial Development
     Authority (Inova Health System Project);
     Series 2005 C-1, Health Care VRD RB(b)           2.10%     05/15/26       4,355          4,355,000
-------------------------------------------------------------------------------------------------------
  Lexington (City of) Industrial Development
     Authority (V.M.I. Development Board, Inc.
     Project); Series 2006, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           1.20%     12/01/36       9,075          9,075,000
-------------------------------------------------------------------------------------------------------
  Newport News (City of) Industrial Development
     Authority (Christopher Newport University
     Foundations Projects); Series 2006,
     Educational Facilities VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.13%     08/01/36       3,375          3,375,000
-------------------------------------------------------------------------------------------------------
  Roanoke (City of) Industrial Development
     Authority (Carilion Health System Obligated
     Group); Series 2005, Hospital VRD RB
     (INS-Financial Security Assurance Inc.)(b)(c)    1.20%     07/01/27       1,615          1,615,000
-------------------------------------------------------------------------------------------------------
  Spotsylvania (County of) Economic Development
     Authority (Civil War Preservation Trust
     Project); Series 2007, VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      2.09%     04/01/27       4,000          4,000,000
=======================================================================================================
                                                                                             36,141,720
=======================================================================================================


WASHINGTON-2.34%

  ABN AMRO Munitops Ctfs. Trust (Seattle (City of)
     Municipal Light & Power); Series 2002-12,
     Multi-State Non-AMT VRD Ctfs.(b)(d)(e)           2.24%     03/01/09       9,755          9,755,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Seattle (City
     of)); Series 2003-7, Multi-State Non-AMT
     Limited Tax VRD GO Ctfs.(b)(d)(e)                2.26%     07/01/10      10,685         10,685,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Skagit (County
     of) Public Hospital District No. 1); Series
     2004-37, Multi-State Non-AMT Unlimited VRD GO
     Ctfs.(b)(d)(e)                                   3.01%     12/01/12       8,235          8,235,000
-------------------------------------------------------------------------------------------------------
  Bremerton (City of) (Kitsap Regional Conference
     Center Parking Garage); Series 2003, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                2.12%     12/01/28       5,105          5,105,000
-------------------------------------------------------------------------------------------------------
  Energy Northwest (Project No. 3); Series 2003 D-
     3-2, Refunding Electric VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           4.50%     07/01/18      10,400         10,400,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Washington (State of));
     Series 2004-593, Unlimited Tax VRD
     GO(b)(d)(e)                                      2.29%     07/01/12       3,585          3,585,000
-------------------------------------------------------------------------------------------------------
     Series 2008-2480, Unlimited Tax VRD
     GO(b)(d)(e)                                      2.29%     01/01/16       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  King (County of) Economic Enterprise Corp.
     (Puget Sound Blood Center Project); Series
     1998, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)         2.30%     04/01/23       4,400          4,400,000
-------------------------------------------------------------------------------------------------------
  Lake Tapps Parkway Properties;
     Series 1999 A, Special VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.36%     12/01/19       3,829          3,829,000
-------------------------------------------------------------------------------------------------------
     Series 1999 B, Special VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.36%     12/01/19       2,400          2,400,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Seattle (City of)
     Water System); Series 11144, Refunding VRD
     RB(b)(d)(e)                                      2.29%     09/01/33       2,995          2,995,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Seattle (Port
     of)); Series 638, VRD RB(b)(d)(e)                2.59%     12/01/23      10,640         10,640,000
-------------------------------------------------------------------------------------------------------
  Seattle (City of) Housing Authority (Bayview
     Manor Project); Series 1994 B, Low Income
     Housing Assistance VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.30%     05/01/19       2,365          2,365,000
-------------------------------------------------------------------------------------------------------
  Seattle (Port of) Industrial Development Corp.
     (Sysco Food Services of Seattle, Inc.
     Project); Series 1994, Refunding VRD RB(b)       2.15%     11/01/25       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (National Healthcare, Research &
     Education Finance Corp.); Series 2000, Lease
     VRD RB (LOC-BNP Paribas)(a)(b)(f)                3.65%     01/01/32       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Swedish Health Services); Series
     2006, VRD RB (LOC-Citibank, N.A.)(a)(b)(e)       2.18%     11/15/26      21,315         21,315,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Riverview Retirement Community Project);
     Series 1997, Elderly Housing VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                2.30%     07/01/22       1,645          1,645,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (The Northwest School Project); Series 2005,
     Non-Profit VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.15%     06/01/32       2,000          2,000,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

  Washington (State of) Housing Finance Commission
     (YMCA of Columbia-Willamette); Series 1999,
     Non-Profit VRD RB (LOC-U.S. Bank, N.A.)(a)(b)    2.26%     08/01/24     $ 2,200     $    2,200,000
=======================================================================================================
                                                                                            111,954,000
=======================================================================================================


WEST VIRGINIA-0.08%

  Harrison (County of) County Commission (Fox
     Grocery Co. Project); Series 1991, Refunding
     VRD IDR (LOC-Wachovia Bank, N.A.)(a)(b)          2.14%     06/01/14       2,780          2,780,000
-------------------------------------------------------------------------------------------------------
  Harrison (County of) Building Commission
     (Maplewood Retirement Community Project);
     Series 1998, Health Care RB(g)(h)(i)             5.25%     04/01/08       1,000          1,020,000
=======================================================================================================
                                                                                              3,800,000
=======================================================================================================


WISCONSIN-3.23%

  Kenosha (County of) Unified School District No.
     1; Series 2005 A, Refunding Unlimited Tax GO     5.00%     04/01/08       5,580          5,580,000
-------------------------------------------------------------------------------------------------------
  Mequon-Thiensville (Cities of) School District;
     Series 2007, TRAN                                4.25%     09/05/08      11,500         11,534,805
-------------------------------------------------------------------------------------------------------
  Milwaukee (City of) (Goodwill Industries of
     Southeastern Wisconsin & Metropolitan
     Chicago, Inc. Issue); Series 1999, VRD IDR
     (LOC-U.S. Bank, N.A.)(a)(b)(e)                   2.10%     07/01/19       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  Milwaukee (City of) Redevelopment Authority
     (Cathedral Place Parking Facility Project);
     Series 2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.10%     05/01/25       2,340          2,340,000
-------------------------------------------------------------------------------------------------------
  Milwaukee (City of); Series 2008 C2, Commercial
     Paper Promissory Notes GO (LOC-State Street
     Bank & Trust Co.)(a)                             2.10%     05/02/08       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Rock (County of); Series 2007, Promissory Notes
     Unlimited Tax GO                                 4.25%     07/10/08       2,500          2,502,958
-------------------------------------------------------------------------------------------------------
  University of Wisconsin Hospitals & Clinics
     Authority; Series 1997, Hospital VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 6.00%     04/01/26       5,675          5,675,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Fort Healthcare, Inc.);
     Series 2007 A, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.33%     05/01/37      18,700         18,700,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Froedtert & Community
     Health, Inc. Obligated Group);
     Series 2005 B, VRD RB(b)                         4.50%     04/01/30       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
     Series 2005 C, VRD RB(b)                         2.70%     04/01/35      55,200         55,200,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Gundersen Lutheran);
     Series 2000 A, VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            1.33%     12/01/15      19,400         19,400,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Indian Community School
     of Milwaukee, Inc. Project); Series 2007, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)         2.20%     12/01/36       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Mequon Jewish Campus,
     Inc. Project); Series 2003, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.15%     07/01/28       6,245          6,245,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of);
     Series 2005 B, Unlimited Tax GO(i)               4.00%     05/01/08       2,750          2,750,603
-------------------------------------------------------------------------------------------------------
     Series 2007, Operating Notes                     4.50%     06/16/08      11,300         11,317,201
=======================================================================================================
                                                                                            154,345,567
=======================================================================================================


WYOMING-0.30%

  Gillette (City of) (Pacificorp Project); Series
     1988, Refunding Customized Purchase Floating
     VRD PCR (LOC-Barclays Bank PLC)(a)(b)(f)         2.13%     01/01/18       7,100          7,100,000
-------------------------------------------------------------------------------------------------------
  Sweetwater (County of) (Pacificorp Project);
     Series 1988 A, Refunding Customized Purchase
     PCR (LOC-Barclays Bank PLC)(a)(f)                0.95%     06/10/08       7,050          7,050,000
=======================================================================================================
                                                                                             14,150,000
=======================================================================================================
TOTAL INVESTMENTS(k)(l)-99.09% (Cost
  $4,736,725,048)                                                                         4,736,725,048
=======================================================================================================
OTHER ASSETS LESS LIABILITIES-0.91%                                                          43,273,915
=======================================================================================================
NET ASSETS-100.00%                                                                       $4,779,998,963
_______________________________________________________________________________________________________
=======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        TAX-FREE CASH RESERVE PORTFOLIO

Investment Abbreviations:

AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
INS      - Insurer
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Option Tender
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax-Exempt Receipts
RAC      - Revenue Anticipation Certificates
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
Unsec.   - Unsecured
VRD      - Variable Rate Demand
Wts.     - Warrants


Notes to Schedule of Investments:

(a) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(b) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2008.
(c) Principal and/or interest payments are secured by the bond insurance company listed.
(d) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(e) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2008 was $808,651,500, which represented 16.92% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(f) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(g) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)   Advance refunded.
(i)   Secured by an escrow fund of U.S. Government obligations.
(j) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at March 31, 2008 represented 0.22% of the Fund's Net Assets.
(k) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

      ENTITIES                                                       PERCENTAGE
      -------------------------------------------------------------------------
      MBIA Insurance Corp.                                              12.5%
      -------------------------------------------------------------------------
      Financial Security Assurance Inc.                                 11.2
      -------------------------------------------------------------------------
      JPMorgan Chase Bank, N.A.                                          5.7
      -------------------------------------------------------------------------
      Wachovia Bank, N.A.                                                5.0
      _________________________________________________________________________
      =========================================================================



(l)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        TAX-FREE CASH RESERVE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2008




ASSETS:

Investments, at value (Cost
  $4,736,725,048)                        $4,736,725,048
-------------------------------------------------------
Cash                                         61,615,945
-------------------------------------------------------
Receivables for:
  Investments sold                           29,369,804
-------------------------------------------------------
  Interest                                   23,595,443
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             102,507
-------------------------------------------------------
Other assets                                     94,917
=======================================================
     Total assets                         4,851,503,664
_______________________________________________________
=======================================================


LIABILITIES:

Payables for:
  Investments purchased                      60,262,410
-------------------------------------------------------
  Dividends                                  10,444,122
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              362,704
-------------------------------------------------------
Accrued distribution fees                       180,055
-------------------------------------------------------
Accrued trustees' and officer's fees
  and benefits                                   15,844
-------------------------------------------------------
Accrued transfer agent fees                      32,953
-------------------------------------------------------
Accrued operating expenses                      206,613
=======================================================
     Total liabilities                       71,504,701
=======================================================
Net assets applicable to shares
  outstanding                            $4,779,998,963
_______________________________________________________
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $4,780,072,278
-------------------------------------------------------
Undistributed net realized gain (loss)          (73,315)
=======================================================
                                         $4,779,998,963
_______________________________________________________
=======================================================



NET ASSETS:

Institutional Class                      $3,256,571,692
_______________________________________________________
=======================================================
Private Investment Class                 $  249,372,209
_______________________________________________________
=======================================================
Personal Investment Class                $   34,464,427
_______________________________________________________
=======================================================
Cash Management Class                    $  789,752,787
_______________________________________________________
=======================================================
Reserve Class                            $   60,788,848
_______________________________________________________
=======================================================
Resource Class                           $  242,372,470
_______________________________________________________
=======================================================
Corporate Class                          $  146,676,530
_______________________________________________________
=======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                       3,256,556,192
_______________________________________________________
=======================================================
Private Investment Class                    249,350,700
_______________________________________________________
=======================================================
Personal Investment Class                    34,461,285
_______________________________________________________
=======================================================
Cash Management Class                       789,773,540
_______________________________________________________
=======================================================
Reserve Class                                60,785,666
_______________________________________________________
=======================================================
Resource Class                              242,368,215
_______________________________________________________
=======================================================
Corporate Class                             146,693,187
_______________________________________________________
=======================================================
  Net asset value, offering and
     redemption price per share for
     each class                          $         1.00
_______________________________________________________
=======================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


30        TAX-FREE CASH RESERVE PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended March 31, 2008




INVESTMENT INCOME:

Interest                                                                            $138,673,628
================================================================================================


EXPENSES:

Advisory fees                                                                          8,281,026
------------------------------------------------------------------------------------------------
Administrative services fees                                                             630,465
------------------------------------------------------------------------------------------------
Custodian fees                                                                           166,473
------------------------------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                                             1,005,061
------------------------------------------------------------------------------------------------
  Personal Investment Class                                                              265,773
------------------------------------------------------------------------------------------------
  Cash Management Class                                                                  517,525
------------------------------------------------------------------------------------------------
  Reserve Class                                                                          183,286
------------------------------------------------------------------------------------------------
  Resource Class                                                                         523,441
------------------------------------------------------------------------------------------------
  Corporate Class                                                                         54,341
------------------------------------------------------------------------------------------------
Transfer agent fees                                                                      361,396
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                128,873
------------------------------------------------------------------------------------------------
Other                                                                                    467,442
================================================================================================
     Total expenses                                                                   12,585,102
================================================================================================
Less:   Fees waived                                                                   (1,956,708)
================================================================================================
     Net expenses                                                                     10,628,394
================================================================================================
Net investment income                                                                128,045,234
================================================================================================
Net realized gain (loss)                                                                 (64,510)
================================================================================================
Net increase in net assets resulting from operations                                $127,980,724
________________________________________________________________________________________________
================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


31        TAX-FREE CASH RESERVE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2008 and 2007



                                                                                2008              2007
-----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $  128,045,234    $  132,984,782
-----------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                        (64,510)           32,903
===========================================================================================================
     Net increase in net assets resulting from operations                     127,980,724       133,017,685
===========================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                                         (90,092,433)      (83,121,765)
-----------------------------------------------------------------------------------------------------------
  Private Investment Class                                                     (5,907,971)       (6,493,421)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class                                                      (955,425)         (988,410)
-----------------------------------------------------------------------------------------------------------
  Cash Management Class                                                       (16,534,933)      (23,466,226)
-----------------------------------------------------------------------------------------------------------
  Reserve Class                                                                  (393,176)         (450,089)
-----------------------------------------------------------------------------------------------------------
  Resource Class                                                               (8,334,594)      (13,110,320)
-----------------------------------------------------------------------------------------------------------
  Corporate Class                                                              (5,826,702)       (5,354,551)
===========================================================================================================
     Decrease in net assets resulting from distributions                     (128,045,234)     (132,984,782)
===========================================================================================================
Share transactions-net:
  Institutional Class                                                         386,399,200       978,081,281
-----------------------------------------------------------------------------------------------------------
  Private Investment Class                                                     64,205,316       (35,832,005)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class                                                       794,543        12,767,640
-----------------------------------------------------------------------------------------------------------
  Cash Management Class                                                        68,418,687        37,687,595
-----------------------------------------------------------------------------------------------------------
  Reserve Class                                                                48,055,399        (6,320,201)
-----------------------------------------------------------------------------------------------------------
  Resource Class                                                             (138,677,567)       39,659,821
-----------------------------------------------------------------------------------------------------------
  Corporate Class                                                             (13,522,471)      152,199,233
===========================================================================================================
     Net increase in net assets resulting from share transactions             415,673,107     1,178,243,364
===========================================================================================================
     Net increase in net assets                                               415,608,597     1,178,276,267
===========================================================================================================


NET ASSETS:

  Beginning of year                                                         4,364,390,366     3,186,114,099
===========================================================================================================
  End of year (including undistributed net investment income of $0 and
     $0, respectively)                                                     $4,779,998,963    $4,364,390,366
___________________________________________________________________________________________________________
===========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


32        TAX-FREE CASH RESERVE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

March 31, 2008


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

  The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

        The Fund files tax returns in the U.S. federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.


33        TAX-FREE CASH RESERVE PORTFOLIO

I. OTHER RISKS -- The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.

        Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through June 30, 2008. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest: (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposits accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, to be effective as of May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  For the year ended March 31, 2008, the Advisor waived advisory fees of $1,151,284.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the year ended March 31, 2008, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended March 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust, pursuant to a transfer agency and service agreement, has agreed to pay Invesco Aim Investment Services, Inc. ("IAIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  Under the terms of a master distribution agreement between Invesco Aim Distributors, Inc. ("IADI") and the Trust, IADI acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, IADI has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through at least June 30, 2008. Pursuant to the Plan, for the year ended March 31, 2008, 12b-1 fees before fee waiver under this agreement are shown in the Statement of Operations as distribution fees. Fees incurred after fee waivers under this agreement for Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, and Resource Class were $502,531, $194,900, $414,020, $159,459, and $418,753, respectively.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

34        TAX-FREE CASH RESERVE PORTFOLIO

Pursuant to these procedures, for the year ended March 31, 2008, the Fund engaged in securities sales of $415,033,043, which resulted in net realized gains (losses) of $0, and securities purchases of $205,811,174.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the year ended March 31, 2008, the Fund paid legal fees of $12,722 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--CASH BALANCES

The Fund is permitted to temporarily overdraft or leave balances in its account with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Fund for such activity, the Fund may either (i) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated by earning additional interest; or (ii) pay to or receive from BNY Mellon compensation at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended March 31, 2008 and 2007 was as follows:

                                                                                2008             2007
---------------------------------------------------------------------------------------------------------
Distributions paid from ordinary income                                     $128,045,234     $132,984,782
_________________________________________________________________________________________________________
=========================================================================================================



TAX COMPONENTS OF NET ASSETS:

As of March 31, 2008, the components of net assets on a tax basis were as follows:

                                                                                        2008
-------------------------------------------------------------------------------------------------
Undistributed ordinary income                                                      $      355,109
-------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation)-investments                                         (6,864)
-------------------------------------------------------------------------------------------------
Temporary book/tax differences                                                           (355,109)
-------------------------------------------------------------------------------------------------
Capital loss carryforward                                                                 (16,396)
-------------------------------------------------------------------------------------------------
Post-October capital loss deferral                                                        (50,055)
-------------------------------------------------------------------------------------------------
Shares of beneficial interest                                                       4,780,072,278
=================================================================================================
Total net assets                                                                   $4,779,998,963
_________________________________________________________________________________________________
=================================================================================================




  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. Cost of investments for tax purposes is $4,736,731,912.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund has a capital loss carryforward as of March 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
March 31, 2013                                                                       $ 1,941
-----------------------------------------------------------------------------------------------
March 31, 2016                                                                        14,455
===============================================================================================
Total capital loss carryforward                                                      $16,396
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


35        TAX-FREE CASH RESERVE PORTFOLIO

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                               MARCH 31, 2008(a)                         MARCH 31, 2007
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 29,180,701,441     $ 29,180,701,441      28,605,247,846     $ 28,605,247,846
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               683,053,539          683,053,539         800,043,681          800,043,681
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              147,256,006          147,256,006          90,121,993           90,121,993
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                6,287,611,982        6,287,611,982       6,677,587,019        6,677,587,019
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           89,382,790           89,382,790          95,804,362           95,804,362
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       1,682,213,737        1,682,213,737       3,099,970,711        3,099,970,711
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      1,492,840,952        1,492,840,952         627,214,023          627,214,023
==================================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                     50,778,338           50,778,338          51,555,761           51,555,761
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                 4,943,626            4,943,626           5,521,451            5,521,451
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   38,268               38,268             106,122              106,122
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   14,407,512           14,407,512          17,866,095           17,866,095
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              328,466              328,466             444,003              444,003
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           8,318,683            8,318,683          12,020,615           12,020,615
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            843,794              843,794             240,992              240,992
==================================================================================================================================

Reacquired:
  Institutional Class                                (28,845,080,579)     (28,845,080,579)    (27,678,722,326)     (27,678,722,326)
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (623,791,849)        (623,791,849)       (841,397,137)        (841,397,137)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (146,499,731)        (146,499,731)        (77,460,475)         (77,460,475)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               (6,233,600,807)      (6,233,600,807)     (6,657,765,519)      (6,657,765,519)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          (41,655,857)         (41,655,857)       (102,568,566)        (102,568,566)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,829,209,987)      (1,829,209,987)     (3,072,331,505)      (3,072,331,505)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (1,507,207,217)      (1,507,207,217)       (475,255,782)        (475,255,782)
==================================================================================================================================
                                                         415,673,107     $    415,673,107       1,178,243,364     $  1,178,243,364
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 8--SIGNIFICANT EVENT

The Board of Trustees of the Trust approved on December 13, 2007 and the shareholders approved on February 29, 2008, an Agreement and Plan of Reorganization (the "Plan"). The Plan provides for the restructuring of the Fund as a new series portfolio (the "New Fund") of Short-Term Investments Trust, an existing open-end management investment company organized as a Delaware statutory trust, the transfer of all the Fund's assets and liabilities to the New Fund and the termination of the Fund as a designated series of the Trust (the "Restructuring"). The Restructuring occurred on April 30, 2008. The operations of the New Fund following the Restructuring are substantially similar to those of the Fund.


36        TAX-FREE CASH RESERVE PORTFOLIO

NOTE 9--FINANCIAL HIGHLIGHTS



The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 RESERVE CLASS
                                                            -------------------------------------------------------
                                                                              YEAR ENDED MARCH 31,
                                                            -------------------------------------------------------
                                                              2008        2007        2006        2005        2004
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.02        0.03        0.02       0.004       0.001
-------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                 (0.02)      (0.03)      (0.02)     (0.004)     (0.001)
===================================================================================================================
Net asset value, end of period                              $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(a)                                                2.38%       2.52%       1.64%       0.38%       0.08%
___________________________________________________________________________________________________________________
===================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $60,789     $12,733     $19,052     $ 9,308     $14,030
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               1.09%(b)    1.09%       1.09%       1.07%       0.98%
===================================================================================================================
  Without fee waivers and/or expense reimbursements            1.25%(b)    1.25%       1.27%       1.27%       1.27%
===================================================================================================================
Ratio of net investment income to average net assets           2.36%(b)    2.49%       1.62%       0.39%       0.07%
___________________________________________________________________________________________________________________
===================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $18,328,577.


37        TAX-FREE CASH RESERVE PORTFOLIO

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing. The parties settled this case and it was dismissed with prejudice on May 6, 2008.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.



38        TAX-FREE CASH RESERVE PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees of Tax-Free Investments Trust and Reserve Class Shareholders of Tax-Free Cash Reserve Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Free Cash Reserve Portfolio (the "Fund") at March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the Reserve Class financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and Reserve Class financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The Reserve Class financial highlights for each of the periods ended on or before March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

May 15, 2008
Houston, Texas




39        TAX-FREE CASH RESERVE PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007, through March 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (10/01/07)   (03/31/08)(1)   PERIOD(2)     (03/31/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
     Reserve        $1,000.00      $1,010.30       $5.48       $1,019.55       $5.50        1.09%
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period October 1, 2007, through March 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half year.


40        TAX-FREE CASH RESERVE PORTFOLIO

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on December          A. Nature, Extent and Quality of          relevant factors, the Board concluded that
12-13, 2007, the Board of Trustees of              Services to be Provided by the         the Fund's sub-advisory fees were fair and
Tax-Free Investments Trust (the "Board"),          Affiliated Sub-Advisors                reasonable.
including a majority of the independent
trustees, voting separately, approved the    The Board reviewed the services to be           D. Financial Resources of the
sub-advisory agreement for Tax-Free Cash     provided by the Affiliated Sub-Advisors            Affiliated Sub-Advisors
Reserve Portfolio (the "Fund"), effective    under the sub-advisory agreement and the
on or about May 1, 2008. In so doing, the    credentials and experience of the officers   The Board considered whether each
Board determined that the sub-advisory       and employees of the Affiliated              Affiliated Sub-Advisor is financially
agreement is in the best interests of the    Sub-Advisors who will provide these          sound and has the resources necessary to
Fund and its shareholders and that the       services. The Board concluded that the       perform its obligations under the
compensation to AIM Funds Management Inc.    nature, extent and quality of the services   sub-advisory agreement, and concluded that
(AIM Funds Management Inc. anticipates       to be provided by the Affiliated             each Affiliated Sub-Advisor has the
changing its name to Invesco Trimark         Sub-Advisors were appropriate. The Board     financial resources necessary to fulfill
Investment Management Inc. on or prior to    noted that the Affiliated Sub-Advisors,      these obligations.
December 31, 2008), Invesco Asset            which have offices and personnel that are
Management Deutschland, GmbH, Invesco        geographically dispersed in financial
Asset Management Ltd., Invesco Asset         centers around the world, have been formed
Management (Japan) Limited, Invesco          in part for the purpose of researching and
Australia Limited, Invesco Global Asset      compiling information and making
Management (N.A.), Inc., Invesco Hong Kong   recommendations on the markets and
Limited, Invesco Institutional (N.A.),       economies of various countries and
Inc., and Invesco Senior Secured             securities of companies located in such
Management, Inc. (collectively, the          countries or on various types of
"Affiliated Sub-Advisors") under the         investments and investment techniques, and
sub-advisory agreement is fair and           providing investment advisory services.
reasonable.                                  The Board concluded that the sub-advisory
                                             agreement will benefit the Fund and its
   The independent trustees met separately   shareholders by permitting Invesco Aim to
during their evaluation of the               utilize the additional resources and
sub-advisory agreement with independent      talent of the Affiliated Sub-Advisors in
legal counsel from whom they received        managing the Fund.
independent legal advice, and the
independent trustees also received              B. Fund Performance
assistance during their deliberations from
the independent Senior Officer, a            The Board did not view Fund performance as
full-time officer of the AIM Funds who       a relevant factor in considering whether
reports directly to the independent          to approve the sub-advisory agreement for
trustees. The sub-advisory agreement was     the Fund, as no Affiliated Sub-Advisor
considered separately for the Fund,          currently serves as sub-advisor to the
although the Board also considered the       Fund.
common interests of all of the AIM Funds
in their deliberations. The Board               C. Sub-Advisory Fees
comprehensively considered all of the
information provided to them and did not     The Board considered the services to be
identify any particular factor that was      provided by the Affiliated Sub-Advisors
controlling. Furthermore, each trustee may   pursuant to the sub-advisory agreement and
have evaluated the information provided      the services to be provided by Invesco Aim
differently from one another and             pursuant to the Fund's advisory agreement,
attributed different weight to the various   as well as the allocation of fees between
factors.                                     Invesco Aim and the Affiliated
                                             Sub-Advisors pursuant to the sub-advisory
   Set forth below is a discussion of the    agreement. The Board noted that the
material factors and related conclusions     sub-advisory fees have no direct effect on
that formed the basis for the Board's        the Fund or its shareholders, as they are
approval of the sub-advisory agreement for   paid by Invesco Aim to the Affiliated
the Fund.                                    Sub-Advisors, and that Invesco Aim and the
                                             Affiliated Sub-Advisors are affiliates.
                                             After taking account of the Fund's
                                             contractual sub-advisory fee rate, as well
                                             as other


41   TAX-FREE CASH RESERVE PORTFOLIO

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended March 31, 2008:

     FEDERAL INCOME TAX
     ------------------
     Tax-Exempt Interest Dividends*                         100%



     * The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended June 30, 2007, September 30, 2007 and December 31, 2007 were 100%, 100%, and 100%, respectively.


42        TAX-FREE CASH RESERVE PORTFOLIO

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of Tax-Free Cash Reserve Portfolio, an investment portfolio of Tax-Free Investments Trust, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

(4) Approve an Agreement and Plan of Reorganization that provides for the restructuring of the Fund as a new series portfolio of Short-Term Investments Trust, an existing open-end management investment company organized as a Delaware statutory trust, the transfer of all of the Fund's assets and liabilities to the new series portfolio and the termination of the Fund as a designated series of the Trust.

The results of the voting on the above matters were as follows:


                                                                                                 WITHHELD/
      MATTER                                                                VOTES FOR          ABSTENTIONS**
------------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker.....................................................   1,564,840,741          20,342,614
      Frank S. Bayley..................................................   1,564,840,741          20,342,614
      James T. Bunch...................................................   1,564,840,741          20,342,614
      Bruce L. Crockett................................................   1,564,840,741          20,342,614
      Albert R. Dowden.................................................   1,564,840,741          20,342,614
      Jack M. Fields...................................................   1,564,840,741          20,342,614
      Martin L. Flanagan...............................................   1,564,840,741          20,342,614
      Carl Frischling..................................................   1,564,840,741          20,342,614
      Prema Mathai-Davis...............................................   1,564,840,741          20,342,614
      Lewis F. Pennock.................................................   1,564,840,741          20,342,614
      Larry Soll, Ph.D.................................................   1,564,840,741          20,342,614
      Raymond Stickel, Jr..............................................   1,564,840,741          20,342,614
      Philip A. Taylor.................................................   1,564,840,741          20,342,614




                                                                                                WITHHELD/            BROKER
                                                     VOTES FOR            VOTES AGAINST        ABSTENTIONS         NON-VOTES
-----------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's
      Agreement and Declaration of Trust that
      would permit the Board of Trustees of the
      Trust to terminate the Trust, the Fund, and
      each other series portfolio of the Trust, or
      a share class without a shareholder vote....     645,077,342         639,466,348          28,667,670        271,971,995
(3)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM
      Funds Management, Inc.; Invesco Asset
      Management Deutschland, GmbH; Invesco Asset
      Management Limited; Invesco Asset Management
      (Japan) Limited; Invesco Australia Limited;
      Invesco Global Asset Management (N.A.),
      Inc.; Invesco Hong Kong Limited; Invesco
      Institutional (N.A.), Inc.; and Invesco
      Senior Secured Management, Inc..............   1,405,715,759          22,367,724          41,697,989        244,803,817
(4)   Approve an Agreement and Plan of
      Reorganization that provides for the
      restructuring of the Fund as a new series
      portfolio of Short-Term Investments Trust,
      an existing open-end management investment
      company organized as a Delaware statutory
      trust, the transfer of all of the Fund's
      assets and liabilities to the new series
      portfolio and the termination of the Fund as
      a designated series Trust...................   1,393,721,217          30,917,608          45,142,648        244,803,816



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of Tax-Free Investments Trust.

** Includes Broker Non-Votes.


43        TAX-FREE CASH RESERVE PORTFOLIO

TRUSTEES AND OFFICERS


The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 104 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.


                                                                                                          OTHER TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND        TRUSTEE AND/                                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE      OR OFFICER    PRINCIPAL OCCUPATION(S)                                      HELD BY
TRUST                          SINCE         DURING PAST 5 YEARS                                          TRUSTEE/DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------

 INTERESTED PERSONS
----------------------------------------------------------------------------------------------------------------------------------

 Martin L.                     2007          Executive Director, Chief Executive Officer and President,   None
 Flanagan(1) -- 1960                         Invesco Ltd. (ultimate parent of Invesco Aim and a global
 Trustee                                     investment management firm); Chairman, Invesco Aim
                                             Advisors, Inc. (registered investment advisor); Director,
                                             Chairman, Chief Executive Officer and President, IVZ Inc.
                                             (holding company); INVESCO North American Holdings, Inc.
                                             (holding company); Chairman and President, INVESCO Group
                                             Services, Inc. (service provider); Trustee, The AIM Family of Funds(R); Vice Chairman, Investment Company Institute;
                                             and Member of Executive Board, SMU Cox School of Business

                                             Formerly: Director, Chief Executive Officer and President,
                                             Invesco Holdings Company Limited (parent of Invesco Aim and a global investment management firm) Director, Invesco Ltd;
                                             President, Co-Chief Executive Officer, Co-President, Chief
                                             Operating Officer and Chief Financial Officer, Franklin
                                             Resources, Inc. (global investment management organization)
----------------------------------------------------------------------------------------------------------------------------------

 Philip A. Taylor(2) -- 1954   2006          Director, Chief Executive Officer and President, AIM Mutual  None
 Trustee and Executive                       Fund Dealer Inc. (registered broker dealer), Invesco Aim
 Vice President                              Advisors, Inc., AIM Funds Management Inc. d/b/a INVESCO
                                             Enterprise Services (registered investment advisor and
                                             registered transfer agent), 1371 Preferred Inc. (holding
                                             company); Trimark Corporate Class Inc. (formerly AIM
                                             Trimark Global Fund Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc. (corporate mutual fund
                                             company): Director, Chairman, Chief Executive Officer and
                                             President, Invesco Aim Management Group, Inc. (financial
                                             services holding company) and Invesco Aim Capital
                                             Management, Inc. (registered investment advisor); Director and President, INVESCO Funds Group, Inc. (registered
                                             investment advisor and register transfer agent) and AIM GP
                                             Canada Inc. (general partner for a limited partnership);
                                             Director, Invesco Aim Distributors, Inc. (registered broker dealer); Director and Chairman, Invesco Aim Investment
                                             Services, Inc. (registered transfer agent), and INVESCO
                                             Distributors, Inc. (registered broker dealer); Director,
                                             President and Chairman, IVZ Callco Inc. (holding company);
                                             INVESCO Inc. (holding company) and AIM Canada Holdings Inc.
                                             (holding company); Trustee, President and Principal
                                             Executive Officer of The AIM Family of Funds--Registered
                                             Trademark-- (other than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and Tax-Free Investments
                                             Trust); Trustee and Executive Vice President, The AIM
                                             Family of Funds--Registered Trademark-- (AIM Treasurer's
                                             Series Trust, Short-Term Investments Trust and Tax-Free
                                             Investments Trust only); and Manager, Invesco PowerShares
                                             Capital Management LLC

                                             Formerly: Director and Chairman, Fund Management Company
                                             (former registered broker dealer); President and Principal
                                             Executive Officer, The AIM Family of Funds--Registered
                                             Trademark-- (AIM Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free Investments Trust only);
                                             Chairman, AIM Canada Holdings, Inc.; President, AIM Trimark
                                             Global Fund Inc. and AIM Trimark Canada Fund Inc.; and
                                             Director, Trimark Trust (federally regulated Canadian Trust
                                             Company)

----------------------------------------------------------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------

 Bruce L. Crockett -- 1944     1992          Chairman, Crockett Technology Associates (technology         ACE Limited (insurance
 Trustee and Chair                           consulting company)                                          company); and Captaris,
                                                                                                          Inc. (unified messaging
                                                                                                          provider)

----------------------------------------------------------------------------------------------------------------------------------


 Bob R. Baker -- 1936          2003          Retired                                                      None
 Trustee

----------------------------------------------------------------------------------------------------------------------------------


 Frank S. Bayley -- 1939       2001          Retired                                                      None
 Trustee
                                             Formerly: Partner, law firm of Baker & McKenzie; and
                                             Director Badgley Funds, Inc. (registered investment
                                             company) (2 portfolios)

----------------------------------------------------------------------------------------------------------------------------------


 James T. Bunch -- 1942        2003          Founder, Green, Manning & Bunch Ltd., (investment banking    None
 Trustee                                     firm)

                                             Formerly: Director, Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation

----------------------------------------------------------------------------------------------------------------------------------


 Albert R. Dowden -- 1941      2000          Director of a number of public and private business          None
 Trustee                                     corporations, including the Boss Group Ltd. (private
                                             investment and management), Reich & Tang Funds (Chairman)
                                             (registered investment company) (7 portfolios), Daily
                                             Income Fund (4 portfolios), California Daily Tax Free
                                             Income Fund, Inc., Connecticut Daily Tax Free Income Fund,
                                             Inc. and New Jersey Daily Municipal Fund, Inc., Annuity and
                                             Life Re (Holdings), Ltd. (insurance company), and
                                             Homeowners of America Holding Corporation (property
                                             casualty company)

                                             Formerly: Director, CompuDyne Corporation (provider of
                                             product and services to the public security market);
                                             Director, President and Chief Executive Officer, Volvo
                                             Group North America, Inc.; Senior Vice President, AB Volvo;
                                             Director of various affiliated Volvo companies; and
                                             Director, Magellan Insurance Company

----------------------------------------------------------------------------------------------------------------------------------


 Jack M. Fields -- 1952        1997          Chief Executive Officer, Twenty First Century Group, Inc.
 Trustee                                     (government affairs company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P. (cattle, hunting,
                                             corporate entertainment)
                                             Formerly: Chief Executive Officer, Texana Timber LP          Administaff
                                             (sustainable forestry company); and Discovery Global
                                             Education Fund (non-profit)

----------------------------------------------------------------------------------------------------------------------------------


 Carl Frischling -- 1937       1992          Partner, law firm of Kramer Levin Naftalis and Frankel LLP   Director, Reich & Tang
 Trustee                                                                                                  Funds) (15 portfolios)

----------------------------------------------------------------------------------------------------------------------------------


 Prema Mathai-Davis -- 1950    1998          Formerly: Chief Executive Officer, YWCA of the USA           None
 Trustee

----------------------------------------------------------------------------------------------------------------------------------


 Lewis F. Pennock -- 1942      1992          Partner, law firm of Pennock & Cooper                        None
 Trustee

----------------------------------------------------------------------------------------------------------------------------------


 Larry Soll -- 1942            2003          Retired                                                      None
 Trustee

----------------------------------------------------------------------------------------------------------------------------------


 Raymond Stickel,              2005          Retired
 Jr. -- 1944
 Trustee
                                             Formerly: Partner, Deloitte & Touche; and Director,          None
                                             Mainstay VP Series Funds, Inc. (25 portfolios)

----------------------------------------------------------------------------------------------------------------------------------



(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.


44        TAX-FREE CASH RESERVE PORTFOLIO

                                                                                                            OTHER TRUSTEESHIP(S)/
                                 TRUSTEE AND/                                                               DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND          OR OFFICER    PRINCIPAL OCCUPATION(S)                                      HELD BY
POSITION(S) HELD WITH THE TRUST  SINCE         DURING PAST 5 YEARS                                          TRUSTEE/DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

 OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

 Karen Dunn Kelley -- 1960       1992          Head of Invesco's World Wide Fixed Income and Cash           N/A
 President and Principal                       Management Group; Director of Cash Management and Senior
 Executive Officer                             Vice President, Invesco Aim Advisors, Inc. and Invesco Aim
                                               Capital Management, Inc; Senior Vice President, Invesco Aim
                                               Management Group Inc. Vice President, The AIM Family of
                                               Funds--Registered Trademark-- (other than AIM Treasurer's
                                               Series Trust, Short-Term Investments Trust and Tax-Free
                                               Investments Trust); and President and Principal Executive
                                               Officer, The AIM Family of Funds--Registered Trademark--
                                               (AIM Treasurer's Series Trust, Short-Term Investments Trust
                                               and Tax-Free Investments Trust only)

                                               Formerly: Director and President, Fund Management Company;
                                               Chief Cash Management Officer and Managing Director,
                                               Invesco Aim Capital Management, Inc.; Vice President,
                                               Invesco Aimff Advisors, Inc. and The AIM Family of Funds--
                                               Registered Trademark-- (AIM Treasurer's Series Trust,
                                               Short-Term Investments Trust and Tax-Free Investments Trust
                                               only)

------------------------------------------------------------------------------------------------------------------------------------

 Russell C. Burk -- 1958         2005          Senior Vice President and Senior Officer of The AIM Family   N/A
 Senior Vice President and                     of Funds--Registered Trademark--
 Senior Officer
                                               Formerly: Director of Compliance and Assistant General
                                               Counsel, ICON Advisers, Inc.; Financial Consultant, Merrill
                                               Lynch; General Counsel and Director of Compliance, ALPS
                                               Mutual Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------


 John M. Zerr -- 1962            2006          Director, Senior Vice President, Secretary and General       N/A
 Senior Vice President, Chief                  Counsel, Invesco Aim Management Group, Inc., Invesco Aim
 Legal Officer and Secretary                   Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                               Senior Vice President and Secretary, Invesco Aim
                                               Distributors, Inc.; Director and Vice President, INVESCO
                                               Funds Group Inc.; Senior Vice President, Chief Legal
                                               Officer and Secretary of The AIM Family of Funds--
                                               Registered Trademark--; and Manager, Invesco PowerShares
                                               Capital Management LLC


                                               Formerly: Director, Vice President and Secretary, fund
                                               Management company; Vice President, Invesco Aim Capital
                                               Management, Inc.; Chief Operating Officer, Senior Vice
                                               President, General Counsel, and Secretary, Liberty Ridge
                                               Capital, Inc. (an investment adviser); Vice President and
                                               Secretary, PBHG Funds (an investment company); Vice
                                               President and Secretary, PBHG Insurance Series Fund (an
                                               investment company); General Counsel and Secretary, Pilgrim
                                               Baxter Value Investors (an investment adviser); Chief
                                               Operating Officer, General Counsel and Secretary, Old
                                               Mutual Investment Partners (a broker-dealer); General
                                               Counsel and Secretary, Old Mutual Fund Services (an
                                               administrator); General Counsel and Secretary, Old Mutual
                                               Shareholder Services (a shareholder servicing center);
                                               Executive Vice President, General Counsel and Secretary,
                                               Old Mutual Capital, Inc. (an investment adviser); and Vice
                                               President and Secretary, Old Mutual Advisors Funds (an
                                               investment company)

------------------------------------------------------------------------------------------------------------------------------------


 Lisa O. Brinkley -- 1959        2004          Global Compliance Director, Invesco Ltd.; and Vice           N/A
 Vice President                                President of The AIM Family of Funds--Registered
                                               Trademark--




                                               Formerly: Senior Vice President, A I M Management Group
                                               Inc. (financial services holding company); Senior Vice
                                               President and Chief Compliance Officer, A I M Advisors,
                                               Inc. and The AIM Family of Funds--Registered Trademark--;
                                               Vice President and Chief Compliance Officer, A I M Capital
                                               Management, Inc. and A I M Distributors, Inc.; Vice
                                               President, AIM Investment Services, Inc. and Fund
                                               Management Company; Senior Vice President and Chief
                                               Compliance Officer of The AIM Family of Funds--Registered
                                               Trademark--; and Senior Vice President and Compliance
                                               Director, Delaware Investments Family of Funds

------------------------------------------------------------------------------------------------------------------------------------


 Kevin M. Carome -- 1956         2003          Senior Vice President and General Counsel, Invesco Ltd.;
 Vice President                                Director, INVESCO Funds Group, Inc.; and Vice President of
                                               The AIM Family of Funds--Registered Trademark--


                                               Formerly: Director, Senior Vice President, Secretary and     N/A
                                               General Counsel, Invesco Aim Management Group, Inc. and
                                               Invesco Aim Advisors, Inc.; Senior Vice President, Invesco
                                               Aim Distributors, Inc.; Director, General Counsel and Vice
                                               President, Fund Management Company; Vice President, Invesco
                                               Aim Capital Management, Inc. and Invesco Investment
                                               Services, Inc.; Senior Vice President, Chief Legal Officer
                                               and Secretary of The AIM Family of Funds--Registered
                                               Trademark--;  Director and Vice President, INVESCO
                                               Distributors, Inc.; and Chief Executive Officer and
                                               President, INVESCO Funds Group, Inc.

------------------------------------------------------------------------------------------------------------------------------------


 Sidney M. Dilgren -- 1961       2004          Vice President, Invesco Aim Advisors, Inc. and Invesco Aim   N/A
 Vice President, Principal                     Capital Management, Inc.; and Vice President, Treasurer and
 Financial Officer and                         Principal Financial Officer of The AIM Family of Funds--
 Treasurer                                     Registered Trademark--


                                               Formerly: Fund Treasurer, Invesco Aim Advisors, Inc.;
                                               Senior Vice President, Invesco Aim Investment Services,
                                               Inc.; and Vice President, Invesco Aim Distributors, Inc.

------------------------------------------------------------------------------------------------------------------------------------


 Lance A. Rejsek -- 1967         2005          Anti-Money Laundering Compliance Officer, Invesco Aim        N/A
 Anti-Money Laundering                         Advisors, Inc., Invesco Aim Capital Management, Inc.,
 Compliance Officer                            Invesco Aim Distributors, Inc., Invesco Aim Investment
                                               Services, Inc., Invesco AIM Private Asset Management, Inc.,
                                               Fund Management Company and The AIM Family of Funds--
                                               Registered Trademark--

                                               Formerly: Anti-Money Laundering Compliance Officer, Fund
                                               Management Company; and Manager of the Fraud Prevention
                                               Department, Invesco Aim Investment Services, Inc.

------------------------------------------------------------------------------------------------------------------------------------

 Todd L. Spillane -- 1958        2006          Senior Vice President, Invesco Aim Management Group, Inc.;   N/A
 Chief Compliance Officer                      Senior Vice President and Chief Compliance Officer, Invesco
                                               Aim Advisors, Inc. and Invesco Aim Capital Management,
                                               Inc.; Chief Compliance Officer of The AIM Family of Funds--
                                               Registered Trademark--, Invesco Global Asset Management
                                               (N.A.), Inc., (registered investment advisor), Invesco
                                               Institutional (N.A.), Inc., (registered investment
                                               advisor), Invesco Private Capital Investments, Inc.
                                               (holding company), Invesco Private Capital, Inc.
                                               (registered investment advisor) and Invesco Senior Secured
                                               Management, Inc. (registered investment advisor); and Vice
                                               President, Invesco Aim Distributors, Inc., Invesco AIM
                                               Investment Services, Inc.

                                               Formerly: Vice President, Invesco Aim Capital Management,
                                               Inc.; and Fund Management Company; Global Head of Product
                                               Development, AIG-Global Investment Group, Inc.; and Chief
                                               Compliance Officer and Deputy General Counsel, AIG-
                                               SunAmerica Asset Management

------------------------------------------------------------------------------------------------------------------------------------



The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.


OFFICE OF THE FUND        INVESTMENT ADVISOR         DISTRIBUTOR                AUDITORS
11 Greenway Plaza         Invesco Aim Advisors,      Invesco Aim Distributors,  PricewaterhouseCoopers
Suite 100                 Inc.                       Inc.                       LLP
Houston, TX 77046-1173    11 Greenway Plaza          11 Greenway Plaza          1201 Louisiana Street
                          Suite 100                  Suite 100                  Suite 2900
                          Houston, TX 77046-1173     Houston, TX 77046-1173     Houston, TX 77002-5678



COUNSEL TO THE FUND       COUNSEL TO THE             TRANSFER AGENT             CUSTODIAN
Stradely Ronon Stevens &  INDEPENDENT TRUSTEES       Invesco Aim Investment     The Bank of New York
Young, LLP                Kramer, Levin, Naftalis &  Services, Inc.             2 Hanson Place
2600 One Commerce Square  Frankel LLP                P.O. Box 4739              Brooklyn, NY 11217-1431
Philadelphia, PA 19103-   1177 Avenue of the         Houston, TX 77210-4739
7599                      Americas
                          New York, NY 10036-2714





45        TAX-FREE CASH RESERVE PORTFOLIO

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Funds provide a complete list of their holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Funds' semiannual and annual reports to shareholders. For the first and third quarters, the Funds file the list with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Funds' shares and prospective investors, may obtain access to the Web site by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this Web page.
Shareholders can also look up each Fund's Form N-Q filings on the SEC Web site, sec.gov. Each Fund's Form N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference
Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on "Proxy Policy." The information is also available on the SEC Web site,
sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the "About Us" tab, click on "Required Notices" and then click on "Proxy
Voting Activity." Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

Invesco Aim --service mark-- is a service mark of Invesco Aim Management Group,
Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco
Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management
LLC are the investment advisors for the products and services represented by
Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Invesco Institutional (N.A.),
Inc., Invesco Senior Secured Management, Inc., Invesco Global Asset Management
(N.A.), Inc., AIM Funds Management Inc. (DBA AIM Trimark Investments), Invesco
Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco
Trimark) on or prior to Dec. 31, 2008. Invesco Aim Distributors, Inc. is the
distributor for the retail mutual funds, exchange-traded funds and U.S.
institutional money market funds represented by Invesco Aim. All entities are                                     [INVESCO AIM LOGO]
indirect, wholly owned subsidiaries of Invesco Ltd.                                                                --SERVICE MARK--

invescoaim.com   TFIT-AR-7   Invesco Aim Distributors, Inc.


                                  TAX-FREE CASH RESERVE PORTFOLIO

                                  Resource Class

                                  Annual Report to Shareholders o March 31, 2008

[INVESCO AIM LOGO]
 --SERVICE MARK--

     [MOUNTAIN GRAPHIC]

2    Letters to Shareholders
4    Fund Data
5    Schedule of Investments
30   Financial Statements
33   Notes to Financial Statements
37   Financial Highlights
39   Auditor's Report
40   Fund Expenses
41   Approval of Sub -Advisory Agreement
42   Tax Information
43   Results of Proxy
44   Trustees and Officers

Unless otherwise stated, information presented in this report is as of March 31, 2008, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

                    Dear Shareholders:

                    We are pleased to present this report on the performance of the Resource Class of Tax-Free Cash Reserve
                    Portfolio, part of Invesco Aim Cash Management, for the 12 months ended March 31, 2008. Thank you for investing with us.

   [DUNN KELLEY        While continuing to maintain a relatively short maturity structure to help manage the liquidity needs of our
      PHOTO]        clients, a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields was utilized to provide competitive returns.
Karen Dunn Kelley
                       The Fund also continued to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from FitchRatings. Fund ratings are subject to change and are based on several factors including an analysis of the Fund's overall credit quality, market price exposure and management.

MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

U.S. economic growth, while remaining positive, slowed considerably during the second half of the period covered by this report.
Gross domestic product (GDP) rose at an annualized rate of 3.8%, 4.9% and 0.6%(1) in the second, third and fourth quarters of 2007, respectively. Early estimates put first-quarter 2008 GDP growth at an annualized rate of 0.6%.(1)

   This slowdown was due to a number of factors, including weakness in the housing market, rising energy prices, a credit "crunch"
and slowing consumer spending. These same factors caused the U.S. stock market to decline and become more volatile during the second half of the fiscal year.

   In response to these trends, the U.S. Federal Reserve Board (the Fed) aggressively lowered short-term interest rates. In six separate actions, the Fed cut its federal funds target rate by a total of 300 basis points, or 3.0%.(2) By lowering this key short-term interest rate from 5.25% to 2.25%(2), the Fed hoped to stimulate economic growth. Decreases in the federal funds target rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities.

   In March 2008, the Fed also expanded its lending authority and increased liquidity in an effort to ensure the smooth functioning of financial markets. The central bank extended a line of credit to JPMorgan Chase to buy troubled investment bank Bear Stearns and it created a new program to provide loans directly to large investment banks. Previously, only commercial banks were eligible for such loans. Near the end of the fiscal year, the Fed promised to "act in a timely manner as needed to promote sustainable economic growth and price stability."

   The yield curve began the fiscal year somewhat inverted, with three-month Treasury bills yielding 5.03% and 30-year Treasuries yielding 4.84%.(3) By the close of the fiscal year, the yield curve was much more normal, with yields declining across the board. As of March 31, 2008, three-month Treasury bills yielded 1.37% while 30-year Treasuries yielded 4.31%.(3)

IN CONCLUSION

On March 31, 2008, AIM Investments became Invesco Aim. With our new name came a new logo and a new look -- and a new brand. We believe our new brand highlights the strength of global diversification that we can provide shareholders by combining Invesco's worldwide resources and AIM's 30-year tradition of delivering quality investment products to the U.S. marketplace.

   As one of the world's largest and most diversified global investment organizations, Invesco has more than 500 investment professionals operating in investment centers in 25 cities and a presence in 12 countries. As of March 31, 2008, Invesco had approximately $470 billion in assets under management globally. To learn more, visit our Web site, invescoaim.com.

   All of us at Invesco Aim are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our
Cash Management representatives at 800 659 1005.

Sincerely,


/S/ KAREN DUNN KELLEY

Karen Dunn Kelley
Executive Vice President
Invesco Aim Distributors, Inc.

May 19, 2008

(1)  Bureau of Economic Analysis

(2)  U.S. Federal Reserve Board

(3)  Lehman Brothers Inc.

Invesco Aim Cash Management is a brand name encompassing products and services provided by one or more subsidiaries of Invesco Ltd.


2   TAX-FREE CASH RESERVE PORTFOLIO

                    Dear Fellow AIM Fund Shareholders:

                    Communication is always important and even more so in times of market volatility. On behalf of your Board of
                    Trustees, I intend to keep you informed on events relating to the governance of the portfolios of Invesco Aim
                    Cash Management and to assure you that the Board supports management's continuing investment discipline focused
    [CROCKETT       on the highest credit quality consistent with safety, liquidity and yield. At the same time, improved
      PHOTO]        performance, reduced shareholder costs and high ethical standards remain key areas of focus for your Board.

  Bruce Crockett       Your Board's membership and standing committees have changed a bit recently. Ruth Quigley retired from Board service at the end of 2007, after serving since 1998, and we thank her for her many contributions. Larry Soll has assumed Ruth's place as a vice chair of the Investments Committee. The Valuation Committee, formerly chaired by Ruth, has been reorganized and has taken on additional responsibilities as the Valuation, Distribution and
Proxy Oversight Committee under the chairmanship of Carl Frischling. The elevation of proxy oversight to standing committee status responds to suggestions from shareholders. In addition, Prema Mathai-Davis assumed my seat on the Governance Committee, and I moved to the Audit Committee in a normal rotation of duties.

   Your interests are our first priority and for that reason we want to maintain a two-way channel of communication with you. The value of this communication between the Board and shareholders of the AIM Funds has been noted within and beyond the Invesco Aim community. Morningstar, the mutual fund tracking company, has commented favorably on communications between the Board of Trustees of the AIM Funds and their shareholders in its fall 2007 update of fund stewardship grades, where Invesco Aim was one of fewer than 10 fund boards to get an A for board quality, according to BoardIQ (11/13/07). If you have comments or questions about any areas relating to fund governance, I encourage you to contact me by email at bruce@brucecrockett.com.

   Your Board looks forward to keeping you informed about your funds and to another year of diligent governance on your behalf.

Sincerely,


/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board of Trustees

May 19, 2008


3   TAX-FREE CASH RESERVE PORTFOLIO

FUND DATA

====================================================================================================================================
RESOURCE CLASS DATA AS OF 3/31/08

             YIELDS                         WEIGHTED AVERAGE MATURITY                  TOTAL
7-DAY SEC YIELD   MONTHLY YIELD   RANGE DURING FISCAL YEAR   AT FISCAL YEAR END      NET ASSETS
     2.13%            2.59%              19-36 days                19 days        $242.37 million

The performance data quoted above represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted above. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. You may obtain performance data current to the most recent month-end by visiting invescoaim.com. The SEC yield listed above reflects fee waivers and/or expense reimbursements in effect for the period. Had the advisor and/or distributor not waived fees and/or reimbursed expenses, your 7-day SEC yield would have been 2.06%.

====================================================================================================================================

FUND COMPOSITION BY MATURITY

====================================================================================================================================

IN DAYS, AS OF 3/31/08   FUND OBJECTIVE AND STRATEGY

1-7               84.6%  The Fund seeks as high a level of tax-exempt income as is consistent with the preservation of capital and
8-30               1.9   maintenance of liquidity. We invest in high quality, short-term municipal obligations, seeking to provide
31-90              6.7   income exempt from federal taxation. The portfolio structure is driven to some extent by the supply and
91-180             5.5   availability of municipal securities. Liquidity is managed with daily and weekly variable-rate demand
181+               1.3   notes.

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment
Company Act of 1940.

====================================================================================================================================

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION,
INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


4   TAX-FREE CASH RESERVE PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2008




                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-99.09%

ALABAMA-0.75%

  Greater Montgomery Educational Building
     Authority (The Saint James School Project);
     Series 2003-A, Educational Facilities VRD RB
     (LOC-Regions Bank)(a)(b)                         2.26%     06/01/23     $   460     $      460,000
-------------------------------------------------------------------------------------------------------
  Gulf Shores (City of) Medical Clinic Board
     (Colonial Pinnacle MOB, LLC Project); Series
     2007, Non-AMT VRD RB (LOC-Regions Bank)(a)(b)    2.31%     07/01/34       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Huntsville (City of); Series 2002 G, Unlimited
     Tax VRD GO Wts. (LOC-Regions Bank)(a)(b)         2.21%     07/01/22       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Mobile (City of) Downtown Redevelopment
     Authority (Lafayette Plaza Hotel Project);
     Series 2007-A, Non-AMT VRD RB (LOC-Regions
     Bank)(a)(b)                                      2.25%     05/01/32       6,360          6,360,000
-------------------------------------------------------------------------------------------------------
  Mobile (City of) Industrial Development Board
     (Holnam Inc. Project); Series 1999 B,
     Refunding Dock & Wharf VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.08%     06/01/32       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  Oxford (City of); Series 2003, Unlimited Tax VRD
     GO Wts. (LOC-Branch Banking & Trust
     Co.)(a)(b)                                       2.35%     07/01/15       1,285          1,285,000
-------------------------------------------------------------------------------------------------------
  Stevenson (City of) Industrial Development Board
     (The Mead Corp. Project); Series 1998 D,
     Refunding Environmental Improvement VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.08%     11/01/11       3,500          3,500,000
-------------------------------------------------------------------------------------------------------
  Washington (County of) Industrial Development
     Authority (Bay Gas Storage Co., Ltd.
     Project); Series 2007, VRD IDR (LOC-Regions
     Bank)(a)(b)                                      2.20%     08/01/37      19,150         19,150,000
=======================================================================================================
                                                                                             35,655,000
=======================================================================================================


ALASKA-1.79%

  Alaska (State of) Housing Finance Corp.;
     Series 2001 A, Governmental Purposes VRD
     RB(b)                                            2.00%     12/01/30       3,210          3,210,000
-------------------------------------------------------------------------------------------------------
     Series 2001 B, Governmental Purposes VRD
     RB(b)                                            2.00%     12/01/30      24,055         24,055,000
-------------------------------------------------------------------------------------------------------
  North Slope (Borough of); Series 2000 A,
     Refunding Unlimited Tax VRD GO (INS-MBIA
     Insurance Corp.)(b)(c)                           6.60%     06/30/10      33,535         33,535,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Alaska (State of) Housing
     Finance Corp.); Series 1999 D, VRD
     RB(b)(d)(e)                                      2.30%     06/01/49      25,000         25,000,000
=======================================================================================================
                                                                                             85,800,000
=======================================================================================================


ARIZONA-1.94%

  ABN AMRO Munitops Ctfs. Trust (Greater Arizona
     (State of) Development Authority Revenue
     Bonds); Series 2006-5, Single Non-AMT VRD
     Ctfs.(b)(d)(e)                                   3.01%     08/01/13       8,695          8,695,000
-------------------------------------------------------------------------------------------------------
  Arizona (State of) Health Facilities Authority
     (Banner Health); Series 2005 A, VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 2.65%     01/01/29      53,475         53,475,000
-------------------------------------------------------------------------------------------------------
  Arizona State University Board of Regents;
     Series 2003 A, VRD RB(b)                         2.60%     07/01/34      19,955         19,955,000
-------------------------------------------------------------------------------------------------------
  Casa Grande (City of) Industrial Development
     Authority (Center Park Apartments Project);
     Series 2001 A, Refunding Multi-Family Housing
     VRD IDR (CEP-Federal National Mortgage
     Association)(b)                                  2.25%     06/15/31       2,010          2,010,000
-------------------------------------------------------------------------------------------------------
  Casa Grande (City of) Industrial Development
     Authority (Quail Gardens Apartments); Series
     2001 A, Refunding Multi-Family Housing VRD
     IDR (CEP-Federal National Mortgage
     Association)(b)                                  2.25%     06/15/31       1,885          1,885,000
-------------------------------------------------------------------------------------------------------
  Phoenix (City of) Industrial Development
     Authority (Lynwood Apartments Project);
     Series 1994, Refunding Multi-Family Housing
     VRD IDR (CEP-Federal Home Loan Bank of San
     Francisco)(b)                                    2.18%     10/01/25       5,460          5,460,000
-------------------------------------------------------------------------------------------------------
  Yuma (City of) Industrial Development Authority
     (El Encanto Apartments Project); Series 2003,
     Refunding Multi-Family Housing VRD RB
     (CEP-Federal National Mortgage
     Association)(b)                                  2.09%     04/15/33       1,200          1,200,000
=======================================================================================================
                                                                                             92,680,000
=======================================================================================================


CALIFORNIA-0.07%

  California (State of) Health Facilities
     Financing Authority (Adventist Health
     System/West); Series 1998 A, Hospital VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 1.85%     09/01/28       3,440          3,440,000
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
COLORADO-3.59%

  Centerra Metropolitan District No. 1; Series
     2004, VRD RB (LOC-BNP Paribas)(a)(b)(f)          2.30%     12/01/29     $12,000     $   12,000,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Community Wireless of
     Park City, Inc. Project); Series 2003, Public
     Radio VRD RB (LOC-U.S. Bank, N.A.)(a)(b)         2.15%     12/01/23         600            600,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (National Jewish
     Federation Bond Program);
     Series 2003 A-1 Class III, VRD RB (LOC-Bank
     of America, N.A.)(a)(b)                          1.30%     09/01/33       7,080          7,080,000
-------------------------------------------------------------------------------------------------------
     Series 2007 A-10 Class I, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             1.30%     09/01/37       5,260          5,260,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Southeastern Baptist
     Theological Seminary Project); Series 2005,
     Educational Facilities VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.28%     03/01/25       8,275          8,275,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (The Presentation
     School, Inc. Project); Series 2006, VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      2.07%     12/01/36       7,250          7,250,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Trinity School of
     Durham and Chapel Hill Project); Series 2006,
     Educational Facilities VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.28%     09/01/26       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Wesleyan Christian
     Academy Project); Series 2007, Educational
     Facilities VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                       2.28%     05/01/32       8,310          8,310,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (YMCA of the Rockies
     Project); Series 2008, Refunding VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                1.15%     10/01/38       7,420          7,420,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Arapahoe House Project); Series 2004 A, VRD
     RB (LOC-Wells Fargo Bank, N.A.)(a)(b)            2.28%     04/01/24       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (Colorado West Regional Mental Health, Inc.
     Project); Series 2005, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.06%     03/01/30          95             95,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (National Jewish Medical and Research Center
     Project); Series 2005, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.15%     01/01/35      11,100         11,100,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Health Facilities Authority
     (The Evangelical Lutheran Good Samaritan
     Society Project); Series 2007, Health
     Facilities VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.09%     06/01/37       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  Colorado (State of) Housing & Finance Authority;
     Series 2000 A-1, Class III, Multi-Family
     Housing VRD RB (INS-MBIA Insurance
     Corp.)(b)(c)                                     2.95%     04/01/30       6,040          6,040,000
-------------------------------------------------------------------------------------------------------
     Series 2002 B-3, Class I, Single Family
     Mortgage Non-AMT VRD RB(b)                       2.10%     11/01/21      11,600         11,600,000
-------------------------------------------------------------------------------------------------------
  Colorado Springs (City of) (Cook Communications
     Ministries Project); Series 2002, VRD IDR
     (LOC-Bank of America, N.A.)(a)(b)                2.12%     03/01/17       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Colorado Springs (City of) Utilities System;
     Series 2004 A, Refunding Sub. Lien VRD RB(b)     2.25%     11/01/23      14,975         14,975,000
-------------------------------------------------------------------------------------------------------
  Cornerstar (Metropolitan District of); Series
     2007, Special VRD RB (LOC-Banco Bilbao
     Vizcaya Argentaria, S.A.)(a)(b)(f)               2.29%     12/01/37       9,200          9,200,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     District (FasTracks Project)); Series 2006-
     0120 A, Sales Tax VRD COP RB(b)(d)(e)            2.28%     11/01/36       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Eaglebend Affordable Housing Corp.; Series 2006
     A, Refunding Multi-Family Housing VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      2.26%     07/01/21       4,880          4,880,000
-------------------------------------------------------------------------------------------------------
  Pueblo (County of) (El Pueblo Boys' and Girls'
     Ranch, Inc. Project); Series 2003, VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      2.30%     12/01/23       1,130          1,130,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Regional
     Transportation District (FasTracks Project));
     Series 10117, Sales Tax VRD RB(b)(d)(e)          2.39%     11/01/36      10,400         10,400,000
-------------------------------------------------------------------------------------------------------
     Series 10119, Sales Tax VRD RB(b)(d)(e)          2.39%     11/01/36       9,930          9,930,000
-------------------------------------------------------------------------------------------------------
  Southglenn Metropolitan District; Series 2007,
     Special VRD RB (LOC-BNP Paribas)(a)(b)(f)        2.26%     12/01/30      20,600         20,600,000
=======================================================================================================
                                                                                            171,445,000
=======================================================================================================


CONNECTICUT-0.03%

  Connecticut (State of) Development Authority
     (Central Vermont Public Service Corp.
     Project); Series 1985, Floating Rate VRD PCR
     (LOC-RBS Citizens N.A.)(a)(b)                    2.60%     12/01/15       1,400          1,400,000
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
DELAWARE-0.02%

  Delaware (State of) Economic Development
     Authority (Archmere Academy, Inc. Project);
     Series 2006, VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      2.13%     07/01/36     $ 1,100     $    1,100,000
=======================================================================================================


DISTRICT OF COLUMBIA-2.15%

  District of Columbia (National Academy of
     Sciences Project);
     Series 1999 B, Commercial Paper                  5.00%     04/01/08      32,500         32,500,000
-------------------------------------------------------------------------------------------------------
     Series 1999 C, Commercial Paper                  5.00%     04/01/08      32,500         32,500,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (The Field School, Inc.
     Project); Series 2001 A, VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)(e)                             2.13%     07/01/31       2,650          2,650,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (Trinity College Issue);
     Series 2001, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.13%     07/01/31       5,750          5,750,000
-------------------------------------------------------------------------------------------------------
  District of Columbia (Washington Drama Society,
     Inc. Issue); Series 2008, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.20%     07/01/47      15,000         15,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (District of Columbia); Series
     2004 B-13, Unlimited Tax GO(b)(d)(e)             3.75%     06/01/22       7,295          7,295,000
-------------------------------------------------------------------------------------------------------
  Washington Convention Center Authority; Series
     1998, Sr. Lien Dedicated Tax RB(g)(h)(i)         5.25%     10/01/08       7,145          7,328,887
=======================================================================================================
                                                                                            103,023,887
=======================================================================================================


FLORIDA-5.62%

  ABN AMRO Munitops Ctfs. Trust (Florida State
     Board of Education); Series 2004-48, Non-AMT
     Unlimited Tax VRD GO(b)(d)(e)                    2.31%     06/01/12       3,950          3,950,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Port St. Lucie
     (City of) Utility System); Series 2006-50,
     Non-AMT VRD RB Ctfs.(b)(d)(e)                    3.01%     09/01/14      12,200         12,200,000
-------------------------------------------------------------------------------------------------------
  Bay Medical Center Board of Trustees; Series
     2007 A, Refunding Hospital VRD RB
     (LOC-Regions Bank)(a)(b)                         2.28%     10/01/27      19,315         19,315,000
-------------------------------------------------------------------------------------------------------
  Brevard (County of) Health Facilities Authority
     (Wuesthoff Memorial Hospital Project); Series
     2001, VRD RB (LOC-Wachovia Bank N.A.)(a)(b)      2.10%     08/01/31      13,395         13,395,000
-------------------------------------------------------------------------------------------------------
  Broward (County of) Housing Finance Authority
     (Reflections Apartments Project); Series
     1999, Refunding Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.25%     12/01/29       1,720          1,720,000
-------------------------------------------------------------------------------------------------------
  Dade (County of) Industrial Development
     Authority (Dolphins Stadium Project); Series
     1985 A, VRD IDR (LOC-Societe Generale
     S.A.)(a)(b)(f)                                   1.94%     01/01/16       3,300          3,300,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Miami-Dade (County of)
     Expressway Authority); Series 2006-0121 A,
     VRD COP RB(b)(d)(e)                              2.28%     07/01/37      37,000         37,000,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (South Florida Water
     Management District); Series 2006-0136 A, VRD
     COP(b)(d)(e)                                     2.28%     10/01/36      19,730         19,730,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Higher Educational Facilities
     Financing Authority (Jacksonville University
     Project); Series 2006, VRD RB (LOC-Regions
     Bank)(a)(b)                                      2.10%     07/01/36      14,000         14,000,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Agency
     (Lakeside South Project); Series 1985 B,
     Multi-Family Housing VRD RB (CEP-Federal
     National Mortgage Association)(b)                2.22%     08/01/11       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Charleston Landings Apartments); Series 2001
     J-A, Refunding Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.09%     07/01/31       3,940          3,940,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Monterey Lake Apartments); Series 2005 C,
     Refunding Multi-Family Mortgage VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.09%     07/01/35       5,315          5,315,000
-------------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Tuscany Pointe Apartments); Series 2005 D,
     Refunding Multi-Family Mortgage VRD RB
     (CEP-Federal National Mortgage
     Association)(b)                                  2.22%     11/15/35      11,090         11,090,000
-------------------------------------------------------------------------------------------------------
  Highlands (County of) Health Facilities
     Authority (Adventist Health); Series 2003 A,
     Hospital VRD RB (LOC-SunTrust Bank)(a)(b)        2.07%     11/15/32       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Health Facilities
     Authority (University of Florida Jacksonville
     Physicians, Inc. Project); Series 2002,
     Health Care Facilities VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             2.15%     06/01/22       9,858          9,858,000
-------------------------------------------------------------------------------------------------------
  Jacksonville (City of) Housing Finance Authority
     (St. Augustine Apartments); Series 2006,
     Refunding Multi-Family Housing VRD RB
     (CEP-Federal National Mortgage
     Association)(b)                                  2.30%     07/15/33       2,430          2,430,000
-------------------------------------------------------------------------------------------------------
  JEA Water & Sewer System; Series 2008 A-2, VRD
     RB(b)                                            1.80%     10/01/42       9,550          9,550,000
-------------------------------------------------------------------------------------------------------
  Leesburg (City of) (The Villages Regional
     Hospital Project); Series 2006, Hospital VRD
     RB (LOC-Bank of Nova Scotia)(a)(b)(f)            2.25%     07/01/36      18,000         18,000,000
-------------------------------------------------------------------------------------------------------
  Marion (County of) Industrial Development
     Authority (Chambrel at Pinecastle Project);
     Series 2002, Refunding Multi-Family Housing
     VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.09%     11/15/32       1,800          1,800,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

  Miami-Dade (County of) (Miami International
     Airport); Series 2000 B, Non-AMT Aviation
     Commercial Paper Notes (LOC-BNP Paribas,
     Dexia Bank S.A.)(a)(f)                           2.05%     05/19/08     $ 4,557     $    4,557,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Palm Key Apartments Project); Series 1997 C,
     Refunding Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.30%     07/01/32       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Christian Prison Ministry, Inc.
     Project); Series 2005, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.28%     11/01/30       5,610          5,610,000
-------------------------------------------------------------------------------------------------------
  Orange (County of) Industrial Development
     Authority (Trinity Preparatory School of
     Florida, Inc. Project); Series 2005, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.15%     10/01/25       1,370          1,370,000
-------------------------------------------------------------------------------------------------------
  Orlando (City of) & Orange (County of)
     Expressway Authority; Series 2003 C-1,
     Refunding VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.15%     07/01/25       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) (Palm Beach Day Academy,
     Inc. Project); Series 2006, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.13%     01/01/37       3,100          3,100,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Economic Development
     (YMCA of South Palm Beach County, Inc.
     Project); Series 2003, Refunding &
     Improvement VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.13%     11/01/28       5,250          5,250,000
-------------------------------------------------------------------------------------------------------
  Palm Beach (County of) Housing Finance Authority
     (Emerald Bay Club Apartments Projects);
     Series 2004, Refunding Multi-Family Housing
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.24%     06/01/30      14,500         14,500,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Miami-Dade
     (County of) School Board); Series 12042, VRD
     COP(b)(d)(e)                                     2.33%     11/01/31       7,900          7,900,000
-------------------------------------------------------------------------------------------------------
  Sarasota (County of) (Sarasota Family YMCA, Inc.
     Project); Series 1999, VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.13%     10/01/21         975            975,000
-------------------------------------------------------------------------------------------------------
  Seminole (County of) Industrial Development
     Authority (Hospice of the Comforter Project);
     Series 2006, Healthcare Facilities VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     2.25%     12/01/25       4,525          4,525,000
-------------------------------------------------------------------------------------------------------
  Tampa (City of) (DACCO Project); Series 2007,
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.13%     08/01/35      16,325         16,325,000
-------------------------------------------------------------------------------------------------------
  University of North Florida Foundation, Inc.;
     Series 1998, Parking System VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  1.47%     05/01/28       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Venice (City of) (Bon Secours Health System,
     Inc.); Series 2002 B, Health Care VRD RB
     (INS-Financial Security Assurance Inc.)(b)(c)    2.06%     11/01/28       2,125          2,125,000
-------------------------------------------------------------------------------------------------------
  Volusia (County of) Health Facilities Authority
     (Southwest Volusia Healthcare Corp.); Series
     1994 A, Hospital VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      2.09%     11/15/23       1,755          1,755,000
=======================================================================================================
                                                                                            268,685,000
=======================================================================================================


GEORGIA-5.14%

  Albany (City of) & Dougherty (County of)
     Hospital Authority (Phoebe Putney Memorial
     Hospital); Series 1996, VRD RB(b)                2.70%     09/01/26      20,330         20,330,000
-------------------------------------------------------------------------------------------------------
  Atlanta (City of) (Westside Project); Series
     2001, VRD Tax Allocation (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.13%     12/01/22       5,430          5,430,000
-------------------------------------------------------------------------------------------------------
  Atlanta (City of) Water & Wastewater Revenue;
     Series 2001 B, VRD RB (INS-Financial Security
     Assurance, Inc.)(b)(c)                           2.25%     11/01/38      24,660         24,660,000
-------------------------------------------------------------------------------------------------------
  Augusta (City of) Housing Authority (Westbury
     Creek Apartments); Series 2003 A, Refunding
     Multi-Family Housing VRD RB (CEP-Federal
     National Mortgage Association)(b)                2.25%     05/15/33       1,595          1,595,000
-------------------------------------------------------------------------------------------------------
  Clayton (County of) Development Authority (DACC
     Public Purpose Corp. II Project); Series
     2007, VRD RB (LOC-Dexia Bank S.A.)(a)(b)(f)      2.28%     07/01/32       4,785          4,785,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority
     (Institute of Nuclear Power Operations
     Project); Series 1998, VRD RB (LOC-SunTrust
     Bank)(a)(b)(e)                                   2.09%     02/01/13       2,365          2,365,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority (Mt.
     Paran Christian School, Inc. Project); Series
     2002, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.13%     07/01/22       6,765          6,765,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Development Authority (Young
     Men's Christian Association of Cobb County,
     Georgia, Inc. Project); Series 1998, VRD RB
     (LOC-SunTrust Bank)(a)(b)(e)                     2.15%     06/01/19       5,600          5,600,000
-------------------------------------------------------------------------------------------------------
  Cobb (County of) Housing Authority (Tamarron
     Apartments Project); Series 2003, Refunding
     Multi-Family Housing VRD RB (CEP-Federal Home
     Loan Mortgage Corp.)(b)                          2.10%     03/01/24       1,980          1,980,000
-------------------------------------------------------------------------------------------------------
  Columbia (County of) Residential Care Facilities
     for The Elderly Authority (Augusta Resource
     Center on Aging Inc.-Brandon Wilde Lifecare
     Community Center);
     Series 1990, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.13%     01/01/21       3,730          3,730,000
-------------------------------------------------------------------------------------------------------
     Series 1994, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.15%     01/01/21       2,660          2,660,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

  DeKalb (County of) Development Authority
     (Atlanta Jewish Community Center, Inc.
     Project); Series 1999, VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.13%     09/01/24     $ 2,150     $    2,150,000
-------------------------------------------------------------------------------------------------------
  DeKalb (County of) Development Authority
     (Catholic School Properties, Inc. Project);
     Series 1999, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)(e)               2.10%     04/01/24       1,400          1,400,000
-------------------------------------------------------------------------------------------------------
  DeKalb (County of) Hospital Authority (DeKalb
     Medical Center, Inc. Project); Series 2003 B,
     VRD RAC (INS-Financial Security Assurance
     Inc.)(b)(c)                                      2.10%     09/01/31      17,610         17,610,000
-------------------------------------------------------------------------------------------------------
  DeKalb (County of) Housing Authority (Clairmont
     Crest Project); Series 1995, Refunding Multi-
     Family Housing VRD RB (CEP-Federal National
     Mortgage Association)(b)                         2.20%     06/15/25       7,840          7,840,000
-------------------------------------------------------------------------------------------------------
  Fayette (County of) Development Authority
     (Catholic Education of North Georgia, Inc.
     Project); Series 2002, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.15%     04/01/28       2,160          2,160,000
-------------------------------------------------------------------------------------------------------
  Forsyth (County of) Development Authority
     (Pinecrest Academy Inc. Project); Series
     2000, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                       2.28%     09/01/25       8,600          8,600,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Arthritis Foundation Inc. Project); Series
     1996, VRD RB (LOC-SunTrust Bank)(a)(b)(e)        2.09%     12/01/16       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Bridgeway Foundation for Education, Inc.
     Project); Series 2000, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.15%     06/01/15       1,625          1,625,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Doris
     & Alex Weber Jewish Community High School,
     Inc. Project); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     12/01/30       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (King's
     Ridge Christian School Project); Series 2006,
     VRD RB (LOC-Branch Banking & Trust Co.)(a)(b)    2.28%     05/01/26       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Mount
     Vernon Presbyterian School, Inc.); Series
     2005, VRD RB (LOC-Branch Banking & Trust
     Co.)(a)(b)                                       2.28%     08/01/35       4,100          4,100,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Shepherd Center, Inc. Project); Series 2005,
     VRD RB (LOC-SunTrust Bank)(a)(b)                 2.09%     09/01/35       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority
     (Woodward Academy, Inc. Project); Series
     2002, VRD RB (LOC-SunTrust Bank)(a)(b)           2.09%     12/01/27       1,080          1,080,000
-------------------------------------------------------------------------------------------------------
  Georgia (State of) Road & Tollway Authority
     (Federal Highway Grant); Series 2006, RAN        5.00%     06/01/08       7,345          7,359,864
-------------------------------------------------------------------------------------------------------
  Gwinnett (County of) Housing Authority (The
     Greens Apartments Project); Series 1995,
     Refunding Multi-Family Housing VRD RB
     (CEP-Federal National Mortgage
     Association)(b)                                  2.09%     06/15/25       7,300          7,300,000
-------------------------------------------------------------------------------------------------------
  Marietta (City of) Housing Authority (Wood Glen
     Apartments Project); Series 1994, Refunding
     Multi-Family Housing VRD RB (CEP-Federal Home
     Loan Mortgage Corp.)(b)                          2.12%     07/01/24       2,860          2,860,000
-------------------------------------------------------------------------------------------------------
  Marietta (City of) Housing Authority (Wood Knoll
     Apartments Project); Series 1994, Refunding
     Multi-Family Housing VRD RB (CEP-Federal Home
     Loan Mortgage Corp.)(b)                          2.12%     07/01/24      10,105         10,105,000
-------------------------------------------------------------------------------------------------------
  Metropolitan Atlanta Rapid Transit Authority;
     Series 1998 B, Second Indenture Sales Tax
     RB(g)(h)(i)                                      5.10%     07/01/08      13,000         13,233,521
-------------------------------------------------------------------------------------------------------
     Series 2007 D, Third Indenture Sales Tax
     Revenue Commercial Paper BAN                     0.90%     04/03/08      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 D, Third Indenture Sales Tax
     Revenue Commercial Paper BAN                     2.55%     06/11/08      15,200         15,200,000
-------------------------------------------------------------------------------------------------------
  Private Colleges & Universities Authority (Agnes
     Scott College); Series 2004 B, Refunding
     Educational Facilities VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.13%     06/01/23       4,300          4,300,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Georgia (State
     of)); Series 10079, VRD GO(b)(d)(e)              2.24%     07/01/15      18,080         18,080,000
-------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (The Savannah Country Day School,
     Inc. Project); Series 2007, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     05/01/32       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  Savannah (City of) Economic Development
     Authority (Westside Urban Health Center Inc.
     Project); Series 2002 A, VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      2.14%     03/01/18       2,220          2,220,000
-------------------------------------------------------------------------------------------------------
  Smyrna (City of) Hospital Authority (Ridgeview
     Institute Inc. Project); Series 2002, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.15%     11/01/27       1,560          1,560,000
-------------------------------------------------------------------------------------------------------
  Waleska (City of) Downtown Development Authority
     (Reinhardt College Project); Series 2003, VRD
     RB (LOC-Regions Bank)(a)(b)                      2.24%     10/01/28       6,465          6,465,000
=======================================================================================================
                                                                                            245,548,385
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
IDAHO-1.06%

  Custer (County of) Pollution Control (Amoco Oil
     Co.-Standard Oil Industry Project); Series
     1983, VRD PCR(b)(f)                              3.50%     10/01/09     $23,000     $   23,000,000
-------------------------------------------------------------------------------------------------------
  Idaho (State of) Health Facilities Authority
     (St. Luke's Regional Medical Center Project);
     Series 2000, VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            1.30%     07/01/30      17,575         17,575,000
-------------------------------------------------------------------------------------------------------
  Idaho (State of); Series 2007, Unlimited Tax TAN
     GO                                               4.50%     06/30/08      10,000         10,018,247
=======================================================================================================
                                                                                             50,593,247
=======================================================================================================


ILLINOIS-10.09%

  ABN AMRO Munitops Ctfs. Trust (Chicago (City
     of));
     Series 2005-31, Non-AMT Unlimited Tax VRD
     GO(b)(d)(e)                                      2.24%     07/01/12       9,995          9,995,000
-------------------------------------------------------------------------------------------------------
     Series 2005-40, Non-AMT Unlimited Tax VRD
     GO(b)(d)(e)                                      2.24%     07/01/13      15,165         15,165,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Illinois (State
     of) Finance Authority (Northwestern
     University)); Series 2006-67, Non-AMT VRD
     RB(b)(d)(e)                                      2.23%     12/01/13       9,995          9,995,000
-------------------------------------------------------------------------------------------------------
  Aurora (City of) Kane, DuPage, Will & Kendall
     (Counties of) Economic Development (Aurora
     University); Series 2004, VRD RB (LOC-Harris
     N.A.)(a)(b)                                      3.50%     03/01/35       7,450          7,450,000
-------------------------------------------------------------------------------------------------------
  Channahon (Village of) (Morris Hospital); Series
     2003 D, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)       2.05%     12/01/32       2,785          2,785,000
-------------------------------------------------------------------------------------------------------
  Chicago (City of);
     Series 1997, Limited Tax Tender VRD GO
     (LOC-Harris N.A.)(a)(b)                          2.25%     01/01/12       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
     Series 2004, Refunding Second Lien Water VRD
     RB (INS-MBIA Insurance Corp.)(b)(c)              3.00%     11/01/31       5,005          5,005,000
-------------------------------------------------------------------------------------------------------
  Cook (County of) Community Consolidated School
     District No. 21 (Wheeling Community);
     Series 2006, Educational Purposes TAN            5.05%     05/01/08       9,500          9,512,316
-------------------------------------------------------------------------------------------------------
     Series 2006, Operations and Maintenance
     Purposes TAN                                     5.05%     05/01/08       2,500          2,503,241
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     Authority); Series 2000-1303 A, VRD
     COP(b)(d)(e)                                     2.28%     07/01/23      19,000         19,000,000
-------------------------------------------------------------------------------------------------------
  Glendale Heights (Village of) (Glendale Lakes
     Project); Series 2000, Refunding Multi-Family
     Housing VRD RB (CEP-Federal Home Loan
     Mortgage Corp.)(b)                               2.25%     03/01/30      14,845         14,845,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Chicago Educational Television
     Association Project); Series 1994 A, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                2.05%     11/01/14       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Chicago Symphony Orchestra
     Project); Series 1999, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.05%     12/01/33         700            700,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Crown Court Properties, Ltd.
     Project); Series 2001 A, Housing VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)(e)                   2.10%     03/01/27       2,075          2,075,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Embers Elementary School Project);
     Series 2002, Educational Facilities VRD RB
     (LOC-Bank of America, N.A.)(a)(b)(e)             2.10%     04/01/32       2,095          2,095,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Fenwick High School Project);
     Series 1997, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      3.50%     03/01/32       4,300          4,300,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Goodman Theatre Project); Series
     1999, VRD RB (LOC-Northern Trust Co.,
     JPMorgan Chase Bank, N.A.)(a)(b)                 3.50%     12/01/33       8,700          8,700,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Institute of Gas Technology
     Project); Series 1999, VRD IDR (LOC-Harris
     N.A.)(a)(b)                                      2.25%     09/01/24       1,900          1,900,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (James Jordan Boys & Girls Club and
     Family Life Center Project); Series 1995, VRD
     RB (LOC-JPMorgan Chase Bank, N.A., Bank of
     America N.A.)(a)(b)(e)                           2.25%     08/01/30       4,700          4,700,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Museum of Contemporary Art
     Project); Series 1994, VRD RB (LOC-JPMorgan
     Chase Bank, N.A., Northern Trust Co.)(a)(b)      2.15%     02/01/29       4,800          4,800,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Provena Health); Series 1998 C,
     VRD RB (INS-MBIA Insurance Corp.)(b)(c)          3.15%     05/01/28      30,100         30,100,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Providence-St. Mel School
     Project); Series 2002, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          3.50%     06/01/37       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (St. Ignatius College Prep
     Project); Series 2002, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.21%     06/01/32       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Teachers Academy for Mathematics &
     Science Project); Series 2001, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     02/01/21       2,255          2,255,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Illinois (State of) Development Finance
     Authority (Village of Oak Park Residence
     Corp. Project); Series 2001, VRD RB (LOC-Bank
     of America, N.A.)(a)(b)(e)                       2.10%     07/01/41     $ 2,975     $    2,975,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (West Central Illinois Educational
     Telecommunications Corp. Project); Series
     2002, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.28%     09/01/32       3,460          3,460,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Chicago Children's Museum); Series
     1994, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      3.50%     02/01/28       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Columbia College Chicago); Series
     2000, VRD RB (LOC-Harris N.A.)(a)(b)             2.08%     06/01/30       2,605          2,605,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Dominican University); Series 2000
     B, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.25%     10/01/30       3,050          3,050,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Field Museum of Natural History);
     Series 1998, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.20%     11/01/32       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Museum of Science & Industry);
     Series 1992, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      3.60%     10/01/26       6,950          6,950,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (National-Louis University); Series
     1999 A, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.10%     06/01/29       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (Pooled Financing Program); Series
     2002, Commercial Paper RN (LOC-Northern Trust
     Co.)(a)                                          1.80%     05/20/08      29,000         29,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Advocate
     Health Care Network);
     Series 2008 A-1, VRD RB(b)                       1.90%     01/15/09       5,685          5,685,000
-------------------------------------------------------------------------------------------------------
     Series 2008 A-2, VRD RB(b)                       1.90%     02/05/09       4,750          4,750,000
-------------------------------------------------------------------------------------------------------
     Series 2008 A-3, VRD RB(b)                       1.90%     04/01/09       5,685          5,685,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Bradley
     University); Series 2008 A, Refunding VRD RB
     (LOC-Northern Trust Co.)(a)(b)                   2.25%     04/01/33       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Chicago
     Historical Society); Series 2006, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.20%     01/01/36       1,400          1,400,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (IIT
     Research Institute); Series 2004, VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     2.25%     10/01/34       1,175          1,175,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Jewish
     Charities Revenue Anticipation Note Program);
     Series 2007-2008 A, VRD RB (LOC-Harris
     N.A.)(a)(b)                                      2.34%     06/30/08       8,835          8,835,000
-------------------------------------------------------------------------------------------------------
     Series 2007-2008 B, VRD RN (LOC-Harris
     N.A.)(a)(b)                                      2.25%     06/30/08       4,895          4,895,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Joan W. &
     Irving B. Harris Theater for Music and Dance
     Project); Series 2005, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             2.19%     03/01/40       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Lawrence
     Hall Youth Services); Series 2006, VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     2.25%     11/01/41       1,150          1,150,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Proctor
     Hospital); Series 2006 B, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     01/01/16       3,770          3,770,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority
     (Sedgebrook, Inc. Facility); Series 2007 B,
     VRD RB (LOC-Fortis Bank NV/SA)(a)(b)(f)          2.08%     11/01/42      19,500         19,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Sunshine
     Through Golf Foundation Project); Series 2004
     A, VRD RB (LOC-Bank of America, N.A.)(a)(b)      2.10%     11/01/24       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Three
     Crowns Park Project); Series 2006 C, VRD RB
     (LOC-Allied Irish Banks PLC)(a)(b)(f)            2.07%     02/15/38       1,275          1,275,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Village
     of Oak Park Residence Corp. Project); Series
     2006, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(e)                                   2.10%     09/01/46       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (YMCA of
     Metropolitan Chicago Project); Series 2004,
     VRD RB (LOC-Harris N.A.)(a)(b)                   2.20%     06/01/34      11,500         11,500,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Cradle Society Project); Series 1998, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            3.50%     04/01/33       3,800          3,800,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Evanston Northwestern Healthcare Corp.);
     Series 1998, RB                                  2.10%     07/03/08      30,000         30,000,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Illinois (State of) Health Facilities Authority
     (Ingalls Memorial Hospital); Series 1985 B,
     VRD RB (LOC-Northern Trust Co.)(a)(b)            2.05%     01/01/16     $ 1,400     $    1,400,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Loyola University Health System); Series
     1997 B, VRD RB (INS-MBIA Insurance
     Corp.)(b)(c)                                     3.00%     07/01/24       7,760          7,760,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Memorial Medical Center); Series 1985 C, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)         2.28%     01/01/16       4,215          4,215,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Revolving Fund Pooled Financing Program);
     Series 1985 D, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                3.50%     08/01/15       8,900          8,900,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (The Carle Foundation); Series 1998 B, VRD
     RB(b)                                            7.75%     07/01/28       8,650          8,650,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (The University of Chicago Hospitals and
     Health System); Series 1998, VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           2.05%     08/01/26      14,000         14,000,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Housing Development
     Authority (Lakeshore Plaza Development);
     Series 2000 A, Multi-Family Housing VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 6.00%     07/01/27       8,175          8,175,000
-------------------------------------------------------------------------------------------------------
  Illinois (State of) Toll Highway Authority;
     Series 1993 B, Refunding Toll Highway VRD RB
     (LOC-Societe Generale S.A.)(a)(b)(f)             2.15%     01/01/10      21,000         21,000,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Chicago (City of) Chicago
     O'Hare International Airport); Series 2008-
     2500, General Airport Third Lien VRD
     RB(b)(d)(e)                                      2.29%     01/01/15       3,010          3,010,000
-------------------------------------------------------------------------------------------------------
  Lombard (Village of) (Clover Creek Apartments
     Project); Series 2000, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.14%     12/15/30      14,855         14,855,000
-------------------------------------------------------------------------------------------------------
  Monmouth (City of) Industrial Development
     Project (Monmouth College Project); Series
     2005, VRD IDR (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.24%     06/01/35       1,065          1,065,000
-------------------------------------------------------------------------------------------------------
  Oak Forest (City of) (Homewood Pool-South
     Suburban Mayors and Managers Association
     Program); Series 1989, VRD RB (LOC-Fifth
     Third Bank)(a)(b)                                2.25%     07/01/24       2,050          2,050,000
-------------------------------------------------------------------------------------------------------
  Peoria (County of) Community Unit School
     District No. 323 (Dunlap); Series 2006,
     Unlimited Tax VRD GO (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.20%     04/01/26       4,750          4,750,000
-------------------------------------------------------------------------------------------------------
  Quincy (City of) (Blessing Hospital Project);
     Series 2004, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      3.50%     11/15/33       4,830          4,830,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Chicago (City of)
     Water Revenue); Series 10137, Sr. Lien Water
     VRD RB(b)(d)(e)                                  2.39%     11/01/26       8,215          8,215,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Illinois (State
     of)); Series 12020, VRD GO(b)(d)(e)              2.28%     06/01/19       4,715          4,715,000
-------------------------------------------------------------------------------------------------------
  Schaumburg (Village of) (Treehouse II Apartments
     Project); Series 1999, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.10%     12/15/29       4,800          4,800,000
-------------------------------------------------------------------------------------------------------
  South Barrington (Village of); Series 1998,
     Unlimited Tax VRD GO (LOC-Harris N.A.)(a)(b)     3.50%     12/01/27       2,600          2,600,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Illinois);
     Series 2000 S, VRD RB(b)(d)(e)                   2.30%     04/01/30      17,900         17,900,000
=======================================================================================================
                                                                                            482,430,557
=======================================================================================================


INDIANA-2.65%

  Indiana (State of) Development Finance Authority
     (Indiana Historical Society, Inc. Project);
     Series 1997, Educational Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(e)         2.15%     08/01/31      12,400         12,400,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Indianapolis Museum of Art, Inc. Project);
     Series 2004, Educational Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            3.50%     02/01/39       6,400          6,400,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Youth Opportunity Center, Inc. Project);
     Series 1998, Educational Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     01/01/24       4,500          4,500,000
-------------------------------------------------------------------------------------------------------
     Series 1999, VRD IDR (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                2.25%     01/01/29       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Educational Facilities
     Authority (Marian College Project); Series
     2003, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.20%     04/01/24       2,560          2,560,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health & Educational Facility
     Financing Authority (Sisters of St. Francis
     Health Services, Inc. Obligated Group);
     Series 2006 A, Refunding Health System Non-
     AMT VRD RB (INS-MBIA Insurance Corp.)(b)(c)      3.15%     11/01/37      12,250         12,250,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Clark Memorial Hospital Project);
     Series 2001, Health Care Facility VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     12/01/21       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
     Series 2004 A, Health Care Facility VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     04/01/24       3,000          3,000,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

  Indiana (State of) Health Facility Financing
     Authority (Community Hospitals Project);
     Series 1997 A, Hospital VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.25%     07/01/27     $ 7,000     $    7,000,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Deaconess Hospital Obligated
     Group); Series 2004 B, Hospital VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     2.25%     01/01/29       2,730          2,730,000
-------------------------------------------------------------------------------------------------------
  Indiana (State of) Transportation Finance
     Authority; Series 1996 A, Refunding Airport
     Facilities Lease RB(i)                           6.00%     11/01/08       4,165          4,263,702
-------------------------------------------------------------------------------------------------------
  Indianapolis (City of) Local Public Improvement
     Bond Bank; Series 2002 F-1, Refunding VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 2.25%     02/01/20      27,710         27,710,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Indiana University (Trustees
     of)); Series 2008-2494, Consolidated VRD
     RB(b)(d)(e)                                      2.29%     12/15/15       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Monroe (County of) Hospital Authority
     (Bloomington Hospital Obligated Group);
     Series 1999, Refunding Hospital VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 2.75%     05/01/11      13,800         13,800,000
-------------------------------------------------------------------------------------------------------
  St. Joseph (County of) (Holy Cross Village at
     Notre Dame Project); Series 2006 D, Economic
     Development VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.08%     05/15/39       5,950          5,950,000
-------------------------------------------------------------------------------------------------------
  Tippecanoe (County of) (Faith Properties Inc.
     Project); Series 2005, VRD RB (LOC-Regions
     Bank)(a)(b)                                      2.08%     11/01/30       6,475          6,475,000
-------------------------------------------------------------------------------------------------------
  University of Southern Indiana; Series 1999 G,
     Student Fee VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.25%     10/01/19       3,700          3,700,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Porter (County of) Jail
     Building Corp.); Series 2001-A58, Refunding
     VRD RB(b)(d)(e)                                  2.30%     07/10/21       9,370          9,370,000
=======================================================================================================
                                                                                            126,608,702
=======================================================================================================


IOWA-0.90%

  Iowa (State of) Finance Authority (Morningside
     College Project); Series 2002, Private
     College Facility VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.30%     10/01/32       1,510          1,510,000
-------------------------------------------------------------------------------------------------------
  Iowa (State of) Higher Education Loan Authority
     (Private Education Working Capital Loan
     Program);  Series 2007 F-Morningside College,
     RAN (LOC-U.S. Bank, N.A.)(a)                     4.50%     05/20/08       1,000          1,001,033
-------------------------------------------------------------------------------------------------------
     Series 2007 C-University of Dubuque, RAN         4.50%     05/20/08       3,500          3,503,293
-------------------------------------------------------------------------------------------------------
  Iowa (State of) School Cash Anticipation
     Program; Series 2007-2008 A, Wts. Ctfs. RN
     (INS-Financial Security Assurance Inc.)(c)       4.50%     06/27/08      17,000         17,029,984
-------------------------------------------------------------------------------------------------------
  Iowa (State of); Series 2007, TRAN                  4.00%     06/30/08      20,000         20,036,258
=======================================================================================================
                                                                                             43,080,568
=======================================================================================================


KANSAS-0.19%

  Reset Option Ctfs. Trust II-R (Wyandotte (County
     of) & Kansas City (City of) Unified
     Government); Series 12036, Refunding Utility
     System VRD RB(b)(d)(e)                           2.33%     09/01/21       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Shawnee (City of) (Shawnee Village Associates
     Project); Series 1984, VRD IDR (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.15%     12/01/09       4,075          4,075,000
=======================================================================================================
                                                                                              9,075,000
=======================================================================================================


KENTUCKY-1.77%

  Eagle Tax-Exempt Trust (Louisville (City of) &
     Jefferson (County of) Metropolitan Sewer
     District); Series 2006-0053 A, VRD COP
     RB(b)(d)(e)                                      2.28%     05/15/33      28,335         28,335,000
-------------------------------------------------------------------------------------------------------
  Ewing (City of) Kentucky Area Development
     Districts Financing Trust; Series 2000, Lease
     Acquisition Program VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.20%     06/01/33       8,687          8,687,000
-------------------------------------------------------------------------------------------------------
  Kentucky (State of) Asset/Liability Commission
     General Fund; Series 2007 A, TRAN                4.50%     06/26/08      20,000         20,035,789
-------------------------------------------------------------------------------------------------------
  Louisville (City of) & Jefferson (County of)
     Visitors and Convention Commission (Kentucky
     International Convention Center Expansion
     Project); Series 2004 B, Refunding Dedicated
     VRD RB (INS-Financial Security Assurance
     Inc.)(b)(c)                                      3.60%     12/01/22       3,725          3,725,000
-------------------------------------------------------------------------------------------------------
  Newport (City of) Kentucky League of Cities
     Funding Trust; Series 2002, Lease Program VRD
     RB (LOC-U.S. Bank, N.A.)(a)(b)                   2.25%     04/01/32      15,050         15,050,000
-------------------------------------------------------------------------------------------------------
  Public Energy Authority of Kentucky, Inc.;
     Series 2006 A, Gas Supply VRD RB(b)(f)           1.18%     08/01/16       9,000          9,000,000
=======================================================================================================
                                                                                             84,832,789
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
LOUISIANA-0.96%

  Baton Rouge (City of); Series 1998 A, Refunding
     & Public Improvement Sales Tax RB(g)(h)(i)       5.25%     08/01/08     $ 2,470     $    2,533,849
-------------------------------------------------------------------------------------------------------
  Denham Springs (City of) Economic Development
     District (Bass Pro Shops Project); Series
     2007 A, Sales Tax Increment VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.21%     01/01/37       5,060          5,060,000
-------------------------------------------------------------------------------------------------------
  Lafayette (City of) Economic Development
     Authority (Stirling Lafayette, LLC Project);
     Series 2008, Gulf Opportunity Zone RB
     (LOC-Regions Bank)(a)                            2.21%     02/01/38       7,350          7,350,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (GCGK Investments, L.L.C. Project); Series
     2006, VRD RB (LOC-Regions Bank)(a)(b)            2.21%     05/01/26       6,460          6,460,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (II City Plaza LLC Project); Series 2008, VRD
     RB (LOC-Regions Bank)(a)(b)                      2.20%     03/01/40      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (River View Villas Project); Series 2006,
     Refunding Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.09%     04/01/36       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of) Public Facilities Authority
     (Tiger Athletic Foundation Project); Series
     1999, VRD RB (LOC-Regions Bank)(a)(b)            2.20%     09/01/28       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Louisiana (State of); Series 1998-A, Refunding
     Unlimited Tax GO                                 5.50%     04/15/08       5,000          5,003,305
-------------------------------------------------------------------------------------------------------
  Monroe (City of); Series 2007 A, Refunding Sales
     Tax VRD RB (INS-Financial Security Assurance
     Inc.)(b)(c)                                      2.28%     07/01/26       7,000          7,000,000
=======================================================================================================
                                                                                             45,907,154
=======================================================================================================


MAINE-0.20%

  Maine (State of) Finance Authority (Kents Hill
     School Issue);
     Series 2000, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.15%     07/01/30       2,400          2,400,000
-------------------------------------------------------------------------------------------------------
     Series 2006, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.15%     01/01/36       2,400          2,400,000
-------------------------------------------------------------------------------------------------------
  Maine (State of) Housing Authority;
     Series 2003 E-1, Mortgage Purchase VRD RB(b)     5.25%     11/15/30       1,900          1,900,000
-------------------------------------------------------------------------------------------------------
     Series 2003 E-1, Non-AMT Mortgage Purchase
     VRD RB(b)                                        5.25%     11/15/32       2,775          2,775,000
=======================================================================================================
                                                                                              9,475,000
=======================================================================================================


MARYLAND-1.76%

  Baltimore (County of) (Blue Circle Inc.
     Project); Series 1992, Refunding Economic
     Development VRD RB (LOC-BNP Paribas)(a)(b)(f)    2.25%     12/01/17       7,140          7,140,000
-------------------------------------------------------------------------------------------------------
  Frederick (County of) (Buckingham's Choice Inc.
     Project); Series 1997 C, Retirement Community
     VRD RB (LOC-Branch Banking & Trust Co.)(a)(b)    2.08%     01/01/27       6,000          6,000,000
-------------------------------------------------------------------------------------------------------
  Howard (County of) (Norbel School Inc. Project);
     Series 2001, Economic Development VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     02/01/28       4,785          4,785,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Annapolis Life Care,
     Inc. Issue); Series 2007, VRD RB (LOC-RBS
     Citizens, N.A.)(a)(b)                            2.10%     07/01/40       4,800          4,800,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Odenton Christian
     School Issue); Series 2008, VRD RB (LOC-PNC
     Bank, N.A.)(a)(b)                                2.07%     07/01/33       3,590          3,590,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (Pickersgill, Inc.
     Issue); Series 2005 B, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.07%     01/01/35       7,175          7,175,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Health & Higher Educational
     Facilities Authority (University of Maryland
     Medical System Issue); Series 2007 A, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.07%     07/01/34       4,400          4,400,000
-------------------------------------------------------------------------------------------------------
  Maryland (State of) Industrial Development
     Financing Authority (Baltimore International
     College Facility); Series 2005, Economic
     Development VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 2.28%     11/01/30       4,800          4,800,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of);
     Series 2002, Consolidated Public Improvement
     Commercial Paper BAN                             1.07%     04/02/08      20,500         20,500,000
-------------------------------------------------------------------------------------------------------
     Series 2002, Consolidated Public Improvement
     Commercial Paper BAN                             1.20%     04/03/08       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Housing Opportunities
     Commission (Oakwood-Gaithersburg); Series
     1991 A, Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        2.09%     11/01/12      18,825         18,825,000
=======================================================================================================
                                                                                             84,015,000
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MASSACHUSETTS-1.76%

  Massachusetts (State of) Development Finance
     Agency (Brandon Residential Treatment Center,
     Inc. Project); Series 2003, VRD RB
     (LOC-SunTrust Bank)(a)(b)                        2.21%     04/01/28     $ 2,640     $    2,640,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (CP Program 5 Issue);
     Series 2007, Commercial Paper RN (LOC-TD
     Banknorth, N.A.)(a)(f)                           1.70%     04/01/08      15,927         15,927,000
-------------------------------------------------------------------------------------------------------
     Series 2007, Commercial Paper RN (LOC-TD
     Banknorth, N.A.)(a)(f)                           2.60%     04/01/08       6,372          6,372,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (Ursuline Academy Dedham Issue);
     Series 2002, VRD RB (LOC-RBS Citizens,
     N.A.)(a)(b)                                      2.07%     05/01/32       2,095          2,095,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Capital Assets
     Project); Series 1985 D, VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           1.70%     01/01/35       8,100          8,100,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Childrens Hospital
     Issue); Series 2006 L-2, VRD RB(b)               3.50%     10/01/42       8,150          8,150,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) Health & Educational
     Facilities Authority (Harvard University
     Issue);
     Series 2003 EE, Unsec. Commercial Paper RN       2.00%     04/03/08       5,888          5,888,000
-------------------------------------------------------------------------------------------------------
     Series 2003 EE, Unsec. Commercial Paper RN       1.20%     04/08/08      26,900         26,900,000
-------------------------------------------------------------------------------------------------------
  Massachusetts (State of) School Building
     Authority; Series 2007 A, Commercial Paper
     Notes (LOC-Bank of Nova Scotia)(a)(f)            2.15%     06/09/08       8,000          8,000,000
=======================================================================================================
                                                                                             84,072,000
=======================================================================================================


MICHIGAN-4.85%

  ABN AMRO Munitops Ctfs. Trust (Bay City (City
     of) School District); Series 2006-51, Non-AMT
     Unlimited Tax VRD GO(b)(d)(e)                    2.24%     05/01/14      11,910         11,910,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Michigan (State of)
     Building Authority); Series 2006-0142 A, VRD
     COP(b)(d)(e)                                     2.28%     10/15/36       9,090          9,090,000
-------------------------------------------------------------------------------------------------------
  Grand Valley State University Board of Trustees;
     Series 2008 B, Refunding General VRD RB
     (LOC-RBS Citizens, N.A.)(a)(b)                   1.95%     12/01/31       5,600          5,600,000
-------------------------------------------------------------------------------------------------------
  Green Lake (Township of) Economic Development
     Corp. (Interlochen Center For The Arts
     Project); Series 2004, Refunding VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.15%     06/01/34       1,900          1,900,000
-------------------------------------------------------------------------------------------------------
  Kalamazoo (City of) Economic Development
     Corporation (Friendship Village of
     Kalamazoo); Series 1997 B, Limited Obligation
     VRD RB (LOC-Fifth Third Bank)(a)(b)              2.13%     05/15/27       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  Kent (County of) Hospital Finance Authority
     (Metropolitan Hospital Project); Series 2005
     B, Refunding VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.15%     07/01/40       2,700          2,700,000
-------------------------------------------------------------------------------------------------------
  Livonia (City of) Economic Development Corp.
     (Madonna University Project); Series 2007,
     Limited Obligation VRD RB (LOC-RBS Citizens,
     N.A.)(a)(b)                                      2.25%     04/01/38       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Building Authority; Series
     2005-5, Commercial Paper Notes (LOC-Bank of
     New York Mellon, State Street Bank & Trust
     Co.)(a)                                          2.25%     05/22/08      37,040         37,040,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Higher Education Facilities
     Authority (Davenport University Project);
     Series 2004, Limited Obligation VRD RB
     (LOC-Fifth Third Bank)(a)(b)                     2.25%     06/01/34       3,400          3,400,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Healthcare Equipment Loan Program);
     Series 2006 C, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      2.30%     12/01/32       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, VRD RB (LOC-Fifth Third
     Bank)(a)(b)                                      2.30%     12/01/32       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Oaklawn Hospital); Series 2006, Refunding
     Hospital VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.25%     11/01/37      36,700         36,700,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Hospital Finance Authority
     (Trinity Health Credit Group); Series 2000 E,
     Refunding VRD RB(b)                              5.00%     12/01/30      42,700         42,700,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Housing Development
     Authority (JAS Non-Profit Housing Corp. VI
     Project); Series 2000, Limited Obligation VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)         2.20%     06/01/25       5,400          5,400,000
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Municipal Bond Authority;
     Series 2007 B-2, RN (LOC-Bank of Nova
     Scotia)(a)(f)                                    4.50%     08/20/08       5,000          5,015,217
-------------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (YMCA of
     Metropolitan Detroit Project); Series 2001,
     Limited Obligation VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                2.26%     05/01/31         600            600,000
-------------------------------------------------------------------------------------------------------
  Morgan Stanley & Co. Inc. Trust Floater Ctfs.
     (Detroit (City of) Water Supply System);
     Series 2006-1683 A, Sr. Lien VRD RB(b)(d)(e)     2.21%     07/01/25       2,800          2,800,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

  Royal Oak (City of) Hospital Finance Authority
     (William Beaumont Hospital Obligated Group);
     Series 2006 T, Refunding Hospital VRD RB(b)      3.50%     01/01/20     $15,215     $   15,215,000
-------------------------------------------------------------------------------------------------------
     Series 2006 U, Refunding Hospital VRD RB(b)      2.00%     01/01/20      13,590         13,590,000
-------------------------------------------------------------------------------------------------------
  Southfield (City of) Economic Development Corp.
     (Lawrence Technology University Project);
     Series 2001, Limited Obligation VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            3.50%     10/01/31       1,700          1,700,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Detroit (City of) Water Supply
     System); Series 2000 D, Sr. Lien VRD
     RB(b)(d)(e)                                      4.00%     07/01/29      18,995         18,995,000
=======================================================================================================
                                                                                            231,755,217
=======================================================================================================


MINNESOTA-1.16%

  Cohasset (City of) (Minnesota Power & Light
     Company Project); Series 1997 C, Refunding
     VRD RB (LOC-Bank of America, N.A.)(a)(b)         2.10%     06/01/13       1,250          1,250,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Minnesota (State of) Public
     Facilities Authority); Series 2002-319,
     Drinking Water VRD RB(b)(d)(e)                   2.29%     03/01/12      13,800         13,800,000
-------------------------------------------------------------------------------------------------------
  Minneapolis (City of) Health Care System
     (Fairview Health Services); Series 2005 C,
     Refunding VRD RB (INS-MBIA Insurance
     Corp.)(b)(c)                                     3.15%     11/15/26       4,395          4,395,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (Gustavus Adolphus College); Series
     2004 Five-X, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.24%     10/01/34       7,400          7,400,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (Macalester College); Series 2003
     Five-Q, VRD RB(b)                                2.25%     03/01/33       1,550          1,550,000
-------------------------------------------------------------------------------------------------------
  Minnesota (State of) Higher Education Facilities
     Authority (University of St. Thomas); Series
     2004 Five-Z, VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.24%     10/01/29       7,400          7,400,000
-------------------------------------------------------------------------------------------------------
  University of Minnesota (Regents of);
     Series 2007 B, Commercial Paper Notes            1.10%     04/02/08       7,210          7,210,000
-------------------------------------------------------------------------------------------------------
     Series 2007 B, Commercial Paper Notes            1.25%     04/03/08       7,350          7,350,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C, Commercial Paper Notes            1.10%     04/02/08       5,000          5,000,000
=======================================================================================================
                                                                                             55,355,000
=======================================================================================================


MISSISSIPPI-1.74%

  Flowood (City of) (Reflection Pointe Apartments
     Project); Series 2001, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.25%     05/15/31       5,780          5,780,000
-------------------------------------------------------------------------------------------------------
  Jackson (City of) Redevelopment Authority
     (Jackson Medical Mall Foundation Project);
     Series 1997 A, Urban Renewal VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     11/01/12       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Jackson (County of) Water System; Series 1994,
     Refunding Unlimited Tax VRD GO(b)                1.95%     11/01/24      12,840         12,840,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (CPX Gulfport ES OPAG, LLC Project); Series
     2007 A, VRD RB (LOC-Wachovia Bank N.A.)(a)(b)    2.21%     04/01/37       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (CPX Gulfport OPAG, LLC Project); Series 2007
     A, VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)        2.21%     04/01/37       2,435          2,435,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (DDR Gulfport Promenade LLC Project); Series
     2007, VRD RB (LOC-Regions Bank)(a)(b)            2.21%     12/01/32       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Gulf Ship, LLC Project); Series 2007, VRD RB
     (LOC-Regions Bank)(a)(b)                         2.21%     06/01/27      15,000         15,000,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Renaissance at Colony Park, LLC Project);
     Series 2008, VRD RB (LOC-Regions Bank)(a)(b)     2.23%     05/01/35      12,870         12,870,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (St. Andrews Episcopal Day School Project);
     Series 2003, VRD RB (LOC-Allied Irish Banks
     PLC)(a)(b)(f)                                    2.26%     07/01/25       3,540          3,540,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Tindall Corp. Project); Series 2007, Gulf
     Opportunity Zone VRD RB (LOC-Wachovia Bank
     N.A.)(a)(b)                                      2.11%     04/01/28       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Mississippi (State of) Hospital Equipment and
     Facilities Authority (Grenada Lake Medical
     Center Project); Series 2007, VRD RB
     (LOC-Regions Bank)(a)(b)                         2.21%     08/01/34      13,380         13,380,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
MISSISSIPPI-(CONTINUED)

  Reset Option Ctfs. Trust II-R (Mississippi
     (State of)); Series 10152, Unlimited Tax VRD
     GO(b)(d)(e)                                      2.79%     11/01/22     $ 2,985     $    2,985,000
=======================================================================================================
                                                                                             83,330,000
=======================================================================================================


MISSOURI-1.93%

  ABN AMRO Munitops Ctfs. Trust (Springfield (City
     of) School District R-12); Series 2006-31,
     Non-AMT Unlimited Tax VRD GO(b)(d)(e)            2.24%     03/01/14      12,995         12,995,000
-------------------------------------------------------------------------------------------------------
  Hannibal (City of) Industrial Development
     Authority (Hannibal Regional Hospital);
     Series 2007, Health Facilities VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                2.28%     08/01/27       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Development Finance Board
     (The Nelson Gallery Foundation); Series 2001
     B, Cultural Facilities VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           1.95%     12/01/31      13,050         13,050,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Barnes Hospital
     Project); Series 1985 B, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.15%     12/01/15       1,400          1,400,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Missouri Health System
     Project); Series 1999 B, Health Facilities
     VRD RB (LOC-KBC Bank N.V.)(a)(b)(f)              2.15%     08/01/29       6,390          6,390,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Health & Educational
     Facilities Authority (Saint Louis
     University);
     Series 2005 A, Educational Facilities VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 4.15%     10/01/35       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
     Series 2006 A, Educational Facilities VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 4.15%     10/01/35      20,955         20,955,000
-------------------------------------------------------------------------------------------------------
  Missouri (State of) Highways & Transportation
     Commission; Series 2005 A, First Lien State
     Road RB                                          5.00%     05/01/08       4,925          4,937,018
-------------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Westchester Village Apartments
     Project); Series 2006, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.25%     04/15/27       5,600          5,600,000
-------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Sugar Pines Apartments Project);
     Series 2006, Refunding Multi-Family Housing
     VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.25%     04/15/27       9,170          9,170,000
-------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Westport Station Apartments
     Project); Series 2006, Refunding Multi-Family
     Housing VRD IDR (CEP-Federal National
     Mortgage Association)(b)                         2.25%     04/15/27       4,970          4,970,000
-------------------------------------------------------------------------------------------------------
  St. Louis (County of) Industrial Development
     Authority (Whitfield School Inc.); Series
     2004 B, Refunding Educational Facilities VRD
     IDR (LOC-U.S. Bank, N.A.)(a)(b)                  2.15%     06/15/24       2,055          2,055,000
=======================================================================================================
                                                                                             92,522,018
=======================================================================================================


MONTANA-0.08%

  Montana (State of) Facility Finance Authority
     (Mission Ridge Project); Series 2002, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                2.07%     08/01/27       3,888          3,888,000
=======================================================================================================


NEBRASKA-1.13%

  American Public Energy Agency; Series 2005 A,
     Gas Supply VRD RB(b)(f)                          1.80%     12/01/15      16,900         16,900,000
-------------------------------------------------------------------------------------------------------
  American Public Energy Agency (National Public
     Gas Agency Project); Series 2003 A, Gas
     Supply VRD RB(b)(f)                              1.80%     02/01/14       3,600          3,600,000
-------------------------------------------------------------------------------------------------------
  Lancaster (County of) Hospital Authority No. 1
     (Bryan Memorial Hospital Project); Series
     1996, Refunding Hospital VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           2.75%     06/01/12       4,785          4,785,000
-------------------------------------------------------------------------------------------------------
  Lancaster (County of) Hospital Authority No. 1
     (Immanuel Health Systems-Williamsburg
     Project); Series 2000 A, Health Facilities
     VRD RB (LOC-Allied Irish Banks PLC)(a)(b)(f)     1.25%     07/01/30       1,800          1,800,000
-------------------------------------------------------------------------------------------------------
  Lincoln (City of) Electric System; Series 1998
     A, Electric System RB(i)                         4.50%     09/01/08       1,000          1,009,408
-------------------------------------------------------------------------------------------------------
  Nebhelp Inc.;
     Series 1985 B, Multi-Mode VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           3.60%     12/01/15      15,895         15,895,000
-------------------------------------------------------------------------------------------------------
     Series 1985 D, Multi-Mode VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           3.60%     12/01/15       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Omaha (City of) Public Power District; Series
     2002 A, Electric Commercial Paper RN             1.60%     04/08/08       5,000          5,000,000
=======================================================================================================
                                                                                             53,989,408
=======================================================================================================


NEVADA-0.94%

  Las Vegas (City of) Convention & Visitors
     Authority; Series 2006 A, Commercial Paper RN
     (LOC-Bank of Nova Scotia, Fortis Bank
     N.V./S.A., State Street Bank & Trust
     Co.)(a)(f)                                       2.05%     04/08/08      13,000         13,000,000
-------------------------------------------------------------------------------------------------------
  Las Vegas Valley Water District (SNWA Revenue
     Supported); Series 2004 B, Limited Tax Water
     Commercial Paper Notes GO                        2.20%     04/04/08      20,250         20,250,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
NEVADA-(CONTINUED)

  Nevada (State of); Series 2004 A, Refunding,
     Capital Improvement & Cultural Affairs
     Limited Tax GO                                   5.00%     08/01/08     $11,620     $   11,735,029
=======================================================================================================
                                                                                             44,985,029
=======================================================================================================


NEW HAMPSHIRE-1.07%

  New Hampshire (State of) Business Finance
     Authority (Alice Peck Day Health Systems
     Obligated Group Issue); Series 2007 A, VRD RB
     (LOC-Toronto Dominion Bank)(a)(b)(f)             2.13%     10/01/36       9,430          9,430,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Business Finance
     Authority (The Mark H. Wentworth Home for
     Chronic Invalids Issue); Series 2006, VRD RB
     (LOC-Toronto-Dominion Bank)(a)(b)(f)             2.13%     12/01/36      12,000         12,000,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Child and Family
     Services of New Hampshire Issue); Series
     2007, VRD RB (LOC-RBS Citizens, N.A.)(a)(b)      2.25%     01/01/38       5,540          5,540,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (Crotched Mountain
     Rehabilitation Center Issue); Series 2006,
     VRD RB (LOC-Allied Irish Banks PLC)(a)(b)(f)     2.23%     01/01/37       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Health & Education
     Facilities Authority (New London Hospital
     Issue); Series 2007, VRD RB (LOC-Fortis Bank
     NV/SA)(a)(b)(f)                                  2.25%     10/01/37       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  New Hampshire (State of) Housing Finance
     Authority (EQR-Bond Partnership-Manchester
     Project); Series 1996, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.10%     09/15/26      15,100         15,100,000
=======================================================================================================
                                                                                             51,170,000
=======================================================================================================


NEW JERSEY-0.11%

  Wachovia MERLOTs (New Jersey (State of)
     Transportation Trust Fund Authority); Series
     2002 A-05, VRD RB(b)(d)(e)                       2.30%     12/15/18       5,205          5,205,000
=======================================================================================================


NEW MEXICO-0.97%

  Albuquerque (City of) (Affordable Housing
     Projects); Series 2000, Refunding VRD RB(b)      2.65%     07/01/30       3,900          3,900,000
-------------------------------------------------------------------------------------------------------
  Farmington (City of) (Arizona Public Service Co.
     Four Corners Project); Series 1994 A,
     Refunding VRD PCR (LOC-Barclays Bank
     PLC)(a)(b)(f)                                    1.30%     05/01/24      15,950         15,950,000
-------------------------------------------------------------------------------------------------------
  New Mexico (State of); Series 2007, Unlimited
     Tax Capital Projects GO                          5.00%     03/01/09       2,010          2,064,669
-------------------------------------------------------------------------------------------------------
  New Mexico (State of) Highway Commission; Series
     2001 A, Sr. Sub. Lien Tax Highway RB             5.00%     06/15/08       9,335          9,359,079
-------------------------------------------------------------------------------------------------------
  New Mexico (State of) Hospital Equipment Loan
     Council (Dialysis Clinic, Inc. Project);
     Series 2000, VRD RB (LOC-SunTrust Bank)(a)(b)    2.24%     07/01/25       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  New Mexico (State of); Series 2007, TRAN            4.50%     06/30/08      10,000         10,018,470
=======================================================================================================
                                                                                             46,292,218
=======================================================================================================


NEW YORK-1.55%

  Broome (County of) Industrial Development Agency
     (Elizabeth Church Manor Nursing Home
     Project); Series 2003, Civic Facility VRD RB
     (LOC-Bank of New York Mellon)(a)(b)              2.25%     02/01/29       3,095          3,095,000
-------------------------------------------------------------------------------------------------------
  New York (City of); Series 2002, Subseries A-7,
     Unlimited Tax VRD GO(b)                          2.25%     11/01/24      31,925         31,925,000
-------------------------------------------------------------------------------------------------------
  New York (State of) Metropolitan Transportation
     Authority; Series 1998 CP-1, Subseries B,
     Commercial Paper BAN (LOC-Royal Bank of
     Scotland)(a)(f)                                  3.05%     06/11/08      20,000         20,000,000
-------------------------------------------------------------------------------------------------------
  Rensselaer (County of) Industrial Development
     Agency (RC Housing I, LLC Project); Series
     2008 A, Civic Facility VRD RB (LOC-RBS
     Citizens, N.A.)(a)(b)                            2.21%     06/01/38       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (New York (State
     of) Thruway Authority); Series
     12045,(b)(d)(e)                                  2.27%     01/01/32      12,000         12,000,000
-------------------------------------------------------------------------------------------------------
  Saratoga (County of) Industrial Development
     Agency (American Housing Foundation, Inc.
     Project); Series 2006 A, Refunding Civic
     Facility VRD RB (LOC-RBS Citizens,
     N.A.)(a)(b)                                      2.19%     12/01/36       4,045          4,045,000
=======================================================================================================
                                                                                             74,065,000
=======================================================================================================


NORTH CAROLINA-4.38%

  Concord (City of); Series 2002 B, Refunding
     Utilities System VRD RB (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.05%     12/01/22       2,140          2,140,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (North Carolina (State
     of) Capital Facilities Finance Agency (Duke
     University Project)); Series 2006-0139 A, VRD
     COP RB(b)(d)(e)                                  2.25%     10/01/41       3,400          3,400,000
-------------------------------------------------------------------------------------------------------
  New Hanover (County of) (New Hanover Regional
     Medical Center); Series 2005 B-1, Refunding
     Hospital VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.25%     10/01/26       5,450          5,450,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  North Carolina (State of) Capital Facilities
     Finance Agency (Barton College); Series 2004,
     Educational Facilities VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.28%     07/01/19     $ 4,870     $    4,870,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Durham Academy); Series 2001,
     Capital Facilities VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.11%     04/01/26      11,010         11,010,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Goodwill Industries of
     Central North Carolina, Inc.); Series 2004,
     VRD RB (LOC-Bank of America, N.A.)(a)(b)         2.12%     12/01/24         855            855,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Guilford College); Series
     2005 B, Capital Facilities VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                       2.28%     09/01/35       6,800          6,800,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Methodist College, Inc.);
     Series 2005, Educational Facilities VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.11%     03/01/30       5,055          5,055,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (NCCU Real Estate Foundation,
     Inc. Project); Series 2003 A, Student Housing
     Facilities VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.11%     10/01/34       5,775          5,775,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (North Carolina Aquarium
     Society Project); Series 2004, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                2.10%     06/01/26       6,840          6,840,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Peace College of Raleigh,
     Inc.); Series 2004, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.13%     06/01/29       4,320          4,320,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (the UNCP University
     Foundation, LLC Project); Series 2001 A,
     Student Housing VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.13%     07/01/31       8,015          8,015,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Triangle Aquatic Center
     Project); Series 2006, VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.15%     08/01/28       5,300          5,300,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Trinity Episcopal School
     Project); Series 2003, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.15%     09/01/24       2,540          2,540,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Union Academy); Series 2007,
     Educational Facilities VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.07%     12/01/29       6,175          6,175,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Capital Facilities
     Finance Agency (Wake Forest University);
     Series 2004 A, Educational Facilities VRD
     RB(a)(b)                                         2.18%     01/01/20       4,190          4,190,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Eastern Municipal
     Power Agency;
     Series 2006 A, Refunding Power System VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 3.15%     01/01/24      42,270         42,270,000
-------------------------------------------------------------------------------------------------------
     Series 2007 A, Refunding Power System VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 3.15%     01/01/24      11,460         11,460,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Cardinal Gibbons High School
     Project); Series 1999, Education Facility VRD
     RB (LOC-Bank of America, N.A.)(a)(b)             2.12%     08/01/14       2,245          2,245,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Charlotte Latin Schools,
     Inc.); Series 1999, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.13%     01/01/25       2,710          2,710,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Gardner-Webb University);
     Series 1997, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)(e)                                   2.13%     07/01/17       2,250          2,250,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Educational Facilities
     Finance Agency (Guilford College); Series
     1997, VRD RB (INS-MBIA Insurance Corp.)(b)(c)    2.85%     05/01/24      11,740         11,740,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Carolina Village Project); Series
     2008 B, Retirement Facilities First Mortgage
     VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)        2.15%     10/01/14       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Deerfield Episcopal Retirement
     Community); Series 2004 C, Refunding Health
     Care Facilities 1st Mortgage VRD RB
     (LOC-Wells Fargo Bank N.A.)(a)(b)                2.28%     11/01/27       7,450          7,450,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Novant Health Obligated Group);
     Series 2004 A, Health Care Facilities VRD
     RB(b)                                            2.08%     11/01/34       1,850          1,850,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Person Memorial Hospital); Series
     2005, Health Care Facilities VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     01/01/35      14,005         14,005,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (The Presbyterian Home at
     Charlotte, Inc. Project); Series 2001, Health
     Care Facilities VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.11%     08/01/24       1,705          1,705,000
-------------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Westcare Health System Obligated
     Group); Series 2002 A, Hospital VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     09/01/22       9,400          9,400,000
-------------------------------------------------------------------------------------------------------
  Piedmont Triad Airport Authority; Series 2008 A,
     Non-AMT Airport VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 2.10%     07/01/32       5,000          5,000,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

  University of North Carolina at Chapel Hill
     Board of Governors; Series 2006 B, Commercial
     Paper Bonds                                      2.15%     06/04/08     $10,700     $   10,700,000
=======================================================================================================
                                                                                            209,520,000
=======================================================================================================


OHIO-2.16%

  ABN AMRO Munitops Ctfs. Trust (Olentangy Local
     School District); Series 2006-04, Multi-State
     Non-AMT Unlimited Tax VRD GO Ctfs.(b)(d)(e)      2.24%     06/01/14       2,865          2,865,000
-------------------------------------------------------------------------------------------------------
  American Municipal Power-Ohio Inc.; Series 2008
     A, Commercial Paper BAN (LOC-JPMorgan Chase
     Bank, N.A.)(a)                                   2.45%     04/04/08      23,251         23,251,000
-------------------------------------------------------------------------------------------------------
  Barberton (City of) School District; Series
     1998, School Improvement Unlimited Tax
     GO(g)(h)(i)                                      5.13%     11/01/08       2,000          2,053,462
-------------------------------------------------------------------------------------------------------
  Butler (County of) (CCAO Low Cost Capital Pooled
     Financing Program); Sr. Series 2005 A,
     Capital Funding VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.23%     06/01/35       6,395          6,395,000
-------------------------------------------------------------------------------------------------------
  Butler (County of) (Lifesphere Project); Series
     2002, Refunding & Healthcare Facilities
     Improvement VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.07%     05/01/27       4,970          4,970,000
-------------------------------------------------------------------------------------------------------
  Cleveland (City of) & Cuyahoga (County of) Port
     Authority (Carnegie/89th Garage & Service
     Center, LLC Project); Series 2007, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.20%     01/01/37       4,400          4,400,000
-------------------------------------------------------------------------------------------------------
  Cuyahoga (County of) (Cleveland Clinic Health
     System Obligated Group); Series 2003 B,
     Commercial Paper (LOC-Bank of America,
     N.A.)(a)                                         2.20%     05/02/08      11,000         11,000,000
-------------------------------------------------------------------------------------------------------
  Franklin (County of) Health Care Facilities (The
     Chelsea at First Community Village Project);
     Series 2005, Refunding & Improvement VRD RB
     (LOC-KBC Bank N.V.)(a)(b)(f)                     2.14%     03/01/36       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Hamilton (County of) (Cincinnati Childrens
     Hospital Medical Center Project); Series 2007
     M, Hospital Facilities VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                          2.15%     05/15/37       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Hamilton (County of) (St. Xavier High School
     Project); Series 2003, Economic Development
     VRD RB (LOC-Fifth Third Bank)(a)(b)              2.21%     04/01/28       1,100          1,100,000
-------------------------------------------------------------------------------------------------------
  Lake (County of) (Lake Hospital System, Inc.);
     Series 2002, Hospital Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     12/01/32      17,245         17,245,000
-------------------------------------------------------------------------------------------------------
  Marion (County of) (Pooled Lease Program);
     Series 1990, Hospital Improvement VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.18%     08/01/20       1,310          1,310,000
-------------------------------------------------------------------------------------------------------
  Ohio (State of) Economic Development (YMCA of
     Greater Cincinnati Project); Series 2001, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)         2.20%     11/01/21       2,085          2,085,000
-------------------------------------------------------------------------------------------------------
  Ohio State University (General Receipts);
     Series 2003, Sub. RB (INS-Financial Security
     Assurance Inc.)(c)                               5.00%     12/01/08       1,000          1,018,329
-------------------------------------------------------------------------------------------------------
     Series 2007 H, Commercial Paper Notes            1.25%     04/03/08       5,810          5,810,000
-------------------------------------------------------------------------------------------------------
  Salem (City of) (Salem Community Hospital
     Project); Series 2005, Refunding &
     Improvement Hospital Facilities VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.20%     09/01/35       3,750          3,750,000
-------------------------------------------------------------------------------------------------------
  Toledo (City of) & Lucas (County of) Port
     Authority (The Toledo Museum of Art Project);
     Series 1999, Multi-modal Cultural Facilities
     VRD RB (LOC-Fifth Third Bank)(a)(b)              2.26%     09/01/19       3,575          3,575,000
-------------------------------------------------------------------------------------------------------
  Toledo (City of); Series 2006, City Services
     Special Assessment Notes (LOC-State Street
     Bank & Trust Co.)(a)                             2.22%     12/01/08       1,000          1,000,000
-------------------------------------------------------------------------------------------------------
  Warren (County of) (Otterbein Homes Project);
     Series 2007, Health Care Facilities
     Improvement VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.07%     07/01/31       1,315          1,315,000
=======================================================================================================
                                                                                            103,142,791
=======================================================================================================


OKLAHOMA-2.84%

  Oklahoma (County of) Finance Authority (Oxford
     Oaks, Watersedge & Gardens at Reding
     Apartments Projects); Series 2000, Refunding
     Multi-Family Housing VRD RB (CEP-Federal
     National Mortgage Association)(b)                2.14%     07/15/30      25,743         25,743,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (Capitol Dome Project); Series
     2001, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.31%     06/01/11       1,865          1,865,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Development Finance
     Authority (Inverness Village Project); Series
     2007 A, Refunding Continuing Care Retirement
     Community VRD RB (LOC-KBC Bank N.V.)(a)(b)(f)    2.08%     01/01/42      16,000         16,000,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Industries Authority
     (Obligated Group consisting of INTEGRIS
     Baptist Medical Center, Inc., INTEGRIS South
     Oklahoma City Hospital Corp. & INTEGRIS Rural
     Health, Inc.); Series 1999 B, Refunding VRD
     RB (INS-MBIA Insurance Corp.)(b)(c)              1.95%     08/15/29      31,065         31,065,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
OKLAHOMA-(CONTINUED)

  Oklahoma (State of) Turnpike Authority;
     Series 2006 D, Refunding Turnpike System
     Second Sr. VRD RB(b)                             2.00%     01/01/28     $14,000     $   14,000,000
-------------------------------------------------------------------------------------------------------
     Series 2006 F, Refunding Turnpike System
     Second Sr. VRD RB(b)                             2.00%     01/01/28      16,950         16,950,000
-------------------------------------------------------------------------------------------------------
  Oklahoma (State of) Water Resources Board;
     Series 1994 A, State Loan Program VRD RB(b)      1.75%     09/01/23      14,455         14,455,000
-------------------------------------------------------------------------------------------------------
     Series 1995, State Loan Program VRD RB(b)        1.80%     09/01/24       4,680          4,680,000
-------------------------------------------------------------------------------------------------------
     Series 1997, State Loan Program VRD RB(b)        1.80%     09/01/26       4,135          4,135,000
-------------------------------------------------------------------------------------------------------
     Series 2003A, State Loan Program VRD RB(b)       3.54%     10/01/36       6,890          6,890,000
=======================================================================================================
                                                                                            135,783,000
=======================================================================================================


PENNSYLVANIA-6.99%

  Allegheny (County of) Hospital Development
     Authority (UPMC Senior Communities, Inc.);
     Series 2003, VRD RB (CEP-Federal National
     Mortgage Association)(b)                         2.21%     07/15/28       1,700          1,700,000
-------------------------------------------------------------------------------------------------------
  Beaver (County of) Industrial Development
     Authority (FirstEnergy Generation Corp.
     Project); Series 2006 A, Refunding Non-AMT
     VRD PCR (LOC-Barclays Bank PLC)(a)(b)(f)         1.25%     04/01/41      11,200         11,200,000
-------------------------------------------------------------------------------------------------------
  Berks (County of) Industrial Development
     Authority (CHF-Kutztown, LLC Project
     Servicing Kutztown University of
     Pennsylvania); Series 2007 A, Student Housing
     VRD RB (LOC-Citibank N.A.)(a)(b)                 2.24%     07/01/37      10,075         10,075,000
-------------------------------------------------------------------------------------------------------
  Bethlehem (City of) Area School District; Series
     2007, Unlimited Tax VRD GO (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.25%     01/01/32      19,000         19,000,000
-------------------------------------------------------------------------------------------------------
  Bucks (County of) Industrial Development
     Authority (Law School Admission Council, Inc.
     Project); Series 2003, Economic Development
     VRD RB (LOC-Allied Irish Banks PLC)(a)(b)(f)     2.10%     05/01/33       2,050          2,050,000
-------------------------------------------------------------------------------------------------------
  Butler (County of) General Authority (Hampton
     Township School District Project); Series
     2007, VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.11%     09/01/27       4,300          4,300,000
-------------------------------------------------------------------------------------------------------
  Butler (County of) General Authority (Mars Area
     School District Project); Series 2006,
     Refunding VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.15%     09/01/19       4,925          4,925,000
-------------------------------------------------------------------------------------------------------
  Chartiers Valley (Community of) Industrial &
     Commercial Development Authority (Asbury
     Villas); Series 2000 B, VRD IDR (LOC-Fifth
     Third Bank)(a)(b)                                2.25%     12/01/30       8,950          8,950,000
-------------------------------------------------------------------------------------------------------
  Chester (County of) Health & Education
     Facilities Authority (Jenners Pond Project);
     Series 2006, VRD RB (LOC-RBS Citizens
     N.A.)(a)(b)                                      2.10%     07/01/34       1,300          1,300,000
-------------------------------------------------------------------------------------------------------
  Chester (County of) Industrial Development
     Authority (Archdiocese of Philadelphia);
     Series 2001, VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      1.70%     07/01/31       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Dauphin (County of) General Authority (School
     District Pooled Financing Program);
     Series 1986 Subseries W, VRD RB
     (INS-Financial Security Assurance Inc.)(b)(c)    2.24%     06/01/26       3,060          3,060,000
-------------------------------------------------------------------------------------------------------
     Series 1986, Subseries V, VRD RB
     (INS-Financial Security Assurance Inc.)(b)(c)    2.24%     06/01/26       9,000          9,000,000
-------------------------------------------------------------------------------------------------------
  Delaware (County of) Authority (Dunwoody
     Village); Series 2006, VRD RB (LOC-RBS
     Citizens, N.A.)(a)(b)                            2.13%     04/01/30       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Delaware (County of) Authority (White Horse
     Village Project); Series 2006 A, VRD RB
     (LOC-RBS Citizens, N.A.)(a)(b)                   1.20%     07/01/30       1,065          1,065,000
-------------------------------------------------------------------------------------------------------
  Delaware (County of) Industrial Development
     Authority (The Agnes Irwin School Project);
     Series 2003, Educational Facilities VRD RB
     (LOC-RBS Citizens, N.A.)(a)(b)                   2.10%     10/01/33       1,335          1,335,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Pennsylvania (State of)
     Public School Building Authority); Series
     2006-0161 A, VRD COP RB(b)(d)(e)                 2.30%     06/01/33      10,000         10,000,000
-------------------------------------------------------------------------------------------------------
  Emmaus (City of) General Authority; Series 2000
     A, Pennsylvania Loan Program VRD RB
     (INS-Financial Security Assurance Inc.)(b)(c)    2.24%     03/01/30       3,660          3,660,000
-------------------------------------------------------------------------------------------------------
  Erie (City of) City Water Authority; Series 2006
     A, VRD RB (INS-Financial Security Assurance
     Inc.)(b)(c)                                      2.20%     12/01/36       1,800          1,800,000
-------------------------------------------------------------------------------------------------------
  Harrisburg (City of) Authority (The School
     District of the City of Harrisburg Project);
     Series 2006, School VRD RB (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.23%     12/01/31      16,100         16,100,000
-------------------------------------------------------------------------------------------------------
  Harrisburg (City of) Authority; Series 2002 B,
     Refunding Water VRD RB (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.26%     07/15/17       3,335          3,335,000
-------------------------------------------------------------------------------------------------------
  Lancaster (County of) Convention Center
     Authority; Series 2007, Hotel Room Rental Tax
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.11%     03/01/47       3,680          3,680,000
-------------------------------------------------------------------------------------------------------
  Luzerne (County of); Series 2004, Unlimited Tax
     VRD GO (LOC-PNC Bank, N.A.)(a)(b)                2.14%     11/01/14       1,885          1,885,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

  Luzerne (County of) Convention Center Authority;
     Series 1998 A, Hotel Room Rental Tax VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.13%     09/01/28     $ 2,015     $    2,015,000
-------------------------------------------------------------------------------------------------------
  Luzerne (County of) Industrial Development
     Authority (Methodist Homes for the Aging of
     the Wyoming Conference Project); Series 2003,
     VRD IDR (LOC-Bank of New York Mellon)(a)(b)      2.30%     02/01/29       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Higher Education & Health
     Authority (Liberty Lutheran Services
     Project); Series 2004, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                             2.13%     05/01/34       3,040          3,040,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Industrial Development
     Authority (Gloria Dei Project); Series 2006,
     VRD IDR (LOC-RBS Citizens, N.A.)(a)(b)           2.11%     01/01/23       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Montgomery (County of) Industrial Development
     Authority (Philadelphia Presbytery Homes,
     Inc. Project); Series 2005 A, VRD RB
     (LOC-Wachovia Bank, N.A.)(a)(b)                  2.10%     07/01/35       2,300          2,300,000
-------------------------------------------------------------------------------------------------------
  Nazareth (City of) Area School District; Series
     2007, Limited Tax VRD GO (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.24%     02/01/31       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Parkland (City of) School District; Series 2005,
     Unlimited Tax VRD GO (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.24%     06/01/22       9,245          9,245,000
-------------------------------------------------------------------------------------------------------
  Pennsbury (City of) School District; Series
     2005, Unlimited Tax VRD GO (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.23%     08/15/14       2,450          2,450,000
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Association of
     Independent Colleges & Universities of
     Pennsylvania Financing Program);
     Series 2001 H9-Susquehanna University, VRD RB
     (LOC-Allied Irish Banks PLC)(a)(b)(f)            2.14%     05/01/31       1,650          1,650,000
-------------------------------------------------------------------------------------------------------
     Series 2001 I4-Messiah College, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.14%     11/01/31       1,575          1,575,000
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Council of Independent
     Colleges & Universities Financing Program);
     Series 1997 A7-St. Joseph's University, VRD
     RB (LOC-Allied Irish Banks PLC)(a)(b)(f)         2.13%     04/01/27       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Higher Educational
     Facilities Authority (Washington & Jefferson
     Development Corp.); Series 2005 A, Student
     Housing VRD RB (LOC-UniCredito Italiano
     S.p.A.)(a)(b)                                    2.23%     11/01/36       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Pennsylvania (State of) Turnpike Commission;
     Series 2006 B, Turnpike Multi-modal VRD RB(b)    3.40%     12/01/22       9,240          9,240,000
-------------------------------------------------------------------------------------------------------
  Philadelphia (City of) Hospital & Higher
     Education Facilities Authority (Wills Eye
     Hospital Project); Series 2000, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(e)         2.15%     11/01/30       3,095          3,095,000
-------------------------------------------------------------------------------------------------------
  Philadelphia (City of) Industrial Development
     Authority (Pennsylvania School for the Deaf);
     Series 2002, VRD IDR (LOC-RBS Citizens
     N.A.)(a)(b)                                      2.26%     11/01/32       2,665          2,665,000
-------------------------------------------------------------------------------------------------------
  Scranton (City of) & Lackawanna (County of)
     Health & Welfare Authority (The Community
     Medical Center Project); Series 2002,
     Hospital VRD RB (LOC-PNC Bank, N.A.)(a)(b)       2.14%     07/01/32       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Shippensburg (Borough of) Authority (Bethlehem
     Area School District Project); Series 2007,
     VRD RB (INS-Financial Security Assurance
     Inc.)(b)(c)                                      2.25%     07/01/31      20,400         20,400,000
-------------------------------------------------------------------------------------------------------
  Somerset (County of) Hospital Authority
     (Somerset Community Hospital Project); Series
     2007 A, Hospital VRD RB (LOC-PNC Bank,
     N.A.)(a)(b)                                      2.14%     03/01/17       5,890          5,890,000
-------------------------------------------------------------------------------------------------------
  Southcentral (Region of) General Authority
     (Wellspan Health Obligated Group);
     Series 2005 A, Refunding VRD RB(b)               3.50%     06/07/23      33,225         33,225,000
-------------------------------------------------------------------------------------------------------
     Series 2005 B, Refunding VRD RB(b)               3.50%     05/15/31      61,000         61,000,000
-------------------------------------------------------------------------------------------------------
  Upper St. Clair (Township of); Series 2008,
     Unlimited Tax VRD GO (INS-Financial Security
     Assurance Inc.)(b)(c)                            2.25%     06/01/38       6,460          6,460,000
-------------------------------------------------------------------------------------------------------
  Washington (County of) Hospital Authority (The
     Washington Hospital Project); Series 2007 A,
     Hospital VRD RB (LOC-Wachovia Bank
     N.A.)(a)(b)                                      3.80%     07/01/37       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Westmoreland (County of) Industrial Development
     Authority; Series 2005 C, Health System VRD
     RB (LOC-Wachovia Bank, N.A.)(a)(b)               2.11%     07/01/27       5,235          5,235,000
-------------------------------------------------------------------------------------------------------
  Wilkes-Barre (City of); Series 2004 B, Unlimited
     Tax VRD GO (LOC-PNC Bank, N.A.)(a)(b)            2.14%     09/15/14       2,870          2,870,000
-------------------------------------------------------------------------------------------------------
  York (City of) General Authority (Harrisburg
     Parking Authority Project); Series 1996 C,
     Pooled Financing VRD RB (INS-Financial
     Security Assurance Inc.)(b)(c)                   2.13%     09/01/26       5,330          5,330,000
-------------------------------------------------------------------------------------------------------
  York (County of) Industrial Development
     Authority (Philadelphia Electric Company
     Project); Series 1993 A, Refunding PCR
     (LOC-BNP Paribas)(a)(f)                          2.35%     04/04/08       2,000          2,000,000
=======================================================================================================
                                                                                            334,205,000
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
RHODE ISLAND-0.35%

  Rhode Island (State of) Health & Educational
     Building Corp. (Care New England Issue);
     Series 2008 B, Hospital Financing VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.10%     09/01/37     $ 4,200     $    4,200,000
-------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (Home & Hospice Care of Rhode
     Island Issue); Series 2008, Health Facilities
     VRD RB (LOC-RBS Citizens, N.A.)(a)(b)            2.10%     02/01/38       6,000          6,000,000
-------------------------------------------------------------------------------------------------------
  Rhode Island (State of) Health & Educational
     Building Corp. (South County Hospital
     Healthcare System Issue); Series 2003 B,
     Refunding Hospital Financing VRD RB (LOC-RBS
     Citizens, N.A.)(a)(b)                            2.05%     09/15/33       6,700          6,700,000
=======================================================================================================
                                                                                             16,900,000
=======================================================================================================


SOUTH CAROLINA-2.64%

  Piedmont Municipal Power Agency;
     Series 1997 B, Refunding Electric VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 2.85%     01/01/19      33,350         33,350,000
-------------------------------------------------------------------------------------------------------
     Series 1997 C, Refunding Electric VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 6.00%     01/01/19      15,000         15,000,000
-------------------------------------------------------------------------------------------------------
     Series 2004 B-5, Refunding Electric VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 6.00%     01/01/31      37,605         37,605,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (South Carolina
     (State of) Public Service Authority);
     Series 10090, VRD RB(b)(d)(e)                    2.29%     01/01/22       8,925          8,925,000
-------------------------------------------------------------------------------------------------------
     Series 12304, VRD RB(b)(d)(e)                    2.33%     01/01/39       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Non-Profit Institutions
     of Higher Learning (Morris College Project);
     Series 1997, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(e)                                   2.15%     07/01/17       1,450          1,450,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Educational Facilities
     Authority for Private Non-Profit Institutions
     of Higher Learning (Newberry College
     Project); Series 2005, Educational Facilities
     VRD RB (LOC-Branch Banking & Trust Co.)(a)(b)    2.28%     09/01/35       1,490          1,490,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Housing Finance and
     Development Authority (Runaway Bay Apartments
     Project); Series 2005, Refunding Multi-Family
     Rental Housing VRD RB (CEP-Federal National
     Mortgage Association)(b)                         2.23%     11/15/35       5,565          5,565,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Carolina Children's
     Home Project); Series 2003, Economic
     Development VRD RB (LOC-Branch Banking &
     Trust Co.)(a)(b)                                 2.28%     03/01/23       1,300          1,300,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Medical University
     Facilities Corp. Project); Series 2003,
     Economic Development VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.13%     01/01/13       2,900          2,900,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Presbyterian Home of
     South Carolina Project); Series 2003 A,
     Economic Development VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.15%     04/01/20       4,170          4,170,000
-------------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (WUREF Development, LLC
     Project); Series 2002 A, Economic Development
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           2.13%     07/01/33       9,255          9,255,000
=======================================================================================================
                                                                                            126,010,000
=======================================================================================================


TENNESSEE-3.65%

  Chattanooga (City of) Health, Educational &
     Housing Facility Board (Windridge
     Apartments); Series 2003 A, Refunding Multi-
     Family Housing VRD RB (CEP-Federal National
     Mortgage Association)(b)                         2.25%     05/15/33       2,875          2,875,000
-------------------------------------------------------------------------------------------------------
  Cookeville (City of) Regional Medical Center
     Authority; Series 2006, VRD RB (LOC-Regions
     Bank)(a)(b)(e)                                   2.21%     03/01/36      32,790         32,790,000
-------------------------------------------------------------------------------------------------------
  Jackson (City of) Health, Educational & Housing
     Facility Board (Post House Jackson
     Apartments); Series 2002, Refunding Multi-
     Family Housing VRD RB (CEP-Federal National
     Mortgage Association)(b)                         2.25%     10/15/32       3,420          3,420,000
-------------------------------------------------------------------------------------------------------
  Knox (County of) Industrial Development Board
     (Cherokee Health Systems Project); Series
     2006, VRD IDR (LOC-Regions Bank)(a)(b)           2.21%     06/01/26       6,110          6,110,000
-------------------------------------------------------------------------------------------------------
  McMinn (County of) Industrial Development Board
     (Tennessee Wesleyan College Project); Series
     2006, VRD RB (LOC-Regions Bank)(a)(b)            2.23%     11/01/36       4,750          4,750,000
-------------------------------------------------------------------------------------------------------
  Memphis (City of);
     Series 2000, General Improvement Unlimited
     Tax GO(g)(h)(i)                                  5.00%     04/01/08       1,400          1,414,000
-------------------------------------------------------------------------------------------------------
     Series 2000, General Improvement Unlimited
     Tax GO(g)(h)(i)                                  5.25%     04/01/08       1,500          1,515,000
-------------------------------------------------------------------------------------------------------
  Morristown (City of) Health, Educational and
     Housing Facilities Board (All Saints
     Episcopal School, Inc. Project); Series 2001,
     VRD RB (LOC-SunTrust Bank)(a)(b)                 2.14%     08/01/16       1,500          1,500,000
-------------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Health & Educational
     Facilities Board (Belmont University
     Project); Series 2005, Educational Facilities
     VRD RB (LOC-SunTrust Bank)(a)(b)                 2.08%     12/01/25      11,975         11,975,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (Summit Apartments
     Project); Series 2006, Refunding Multi-Family
     Housing VRD RB (CEP-Federal National Mortgage
     Association)(b)                                  2.21%     07/15/36     $ 4,200     $    4,200,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Chattanooga (City
     of) Industrial Development Board); Series
     12021, Lease Rental VRD RB(b)(d)(e)              2.40%     10/01/27      17,025         17,025,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Memphis College of Art
     Project); Series 2003, VRD RB (LOC-Regions
     Bank)(a)(b)                                      2.24%     08/01/23       3,585          3,585,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Southern College of Optometry
     Project); Series 2001, VRD RB (LOC-Allied
     Irish Banks PLC)(a)(b)(f)                        2.21%     06/01/26       4,900          4,900,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (St. Georges Independent
     School Project); Series 2007, VRD RB
     (LOC-Regions Bank)(a)(b)                         2.21%     08/01/34      23,620         23,620,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Trezevant Manor Project);
     Series 2007 A, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.21%     09/01/39       7,225          7,225,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational & Housing
     Facility Board (Wynridge II Apartments
     Project); Series 2005, Refunding Multi-Family
     Housing VRD RB (CEP-Federal Home Loan
     Mortgage Corp.)(b)                               2.15%     12/01/30       6,890          6,890,000
-------------------------------------------------------------------------------------------------------
  Shelby (County of); Series 2008 A, Refunding
     Unlimited Tax VRD GO(b)                          2.15%     03/01/22      17,355         17,355,000
-------------------------------------------------------------------------------------------------------
  Tennessee (State of) Local Development Authority
     (State Loan Programs); Series 2007 A, BAN        5.00%     06/30/08      22,000         22,068,257
-------------------------------------------------------------------------------------------------------
  Williamson (County of) Industrial Development
     Board (Currey Ingram Academy Project); Series
     2003, Educational Facilities VRD RB
     (LOC-SunTrust Bank)(a)(b)                        3.50%     04/01/23       1,100          1,100,000
=======================================================================================================
                                                                                            174,317,257
=======================================================================================================


TEXAS-10.61%

  ABN AMRO Munitops Ctfs. Trust (Alamo Community
     College District); Series 2006-85, Non-AMT
     Limited Tax VRD GO(b)(d)(e)                      2.26%     08/15/14       9,565          9,565,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Duncanville (City
     of) Independent School District); Series
     2006-22, Asset 14 Non-AMT Unlimited Tax VRD
     GO(b)(d)(e)                                      2.23%     02/15/14      11,000         11,000,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Eagle Mountain-
     Saginaw Independent School District); Series
     2007-11, Single Non-AMT School Building
     Unlimited Tax VRD GO(b)(d)(e)                    2.23%     08/15/13       7,995          7,995,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Edinburg (City
     of) Consolidated Independent School
     District); Series 2005-47, Single Non-AMT
     Unlimited Tax VRD GO(b)(d)(e)                    2.23%     02/15/13      10,945         10,945,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Harris (County
     of)); Series 2006-64, Sr. Lien Toll Road Non-
     AMT VRD RB(b)(d)(e)                              3.01%     08/15/30       9,750          9,750,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Leander (City of)
     Independent School District); Series 2002-16,
     Multi-State Non-AMT Unlimited Tax VRD
     GO(b)(d)(e)                                      2.23%     08/15/10       5,395          5,395,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops II Ctfs. Trust (Houston (City
     of) Independent School District); Series
     2007-32, Unlimited Tax VRD GO (CEP-Texas
     Permanent School Fund)(b)(d)(e)                  2.23%     02/15/22       9,785          9,785,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops II Ctfs. Trust (Marble Falls
     (City of) Independent School District);
     Series 2007-31, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School
     Fund)(b)(d)(e)                                   2.23%     08/15/14      10,215         10,215,000
-------------------------------------------------------------------------------------------------------
  Alamo Heights (City of) Higher Education
     Facilities Corp. (University of the Incarnate
     Word Project); Series 1999 A, Refunding
     Higher Education VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                2.10%     04/01/19       4,100          4,100,000
-------------------------------------------------------------------------------------------------------
  Aldine (City of) Independent School District;
     Series 2003, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(b)      3.75%     06/15/28       7,000          7,000,000
-------------------------------------------------------------------------------------------------------
  Arlington (City of);
     Series 2005 A, Commercial Paper Notes GO         0.90%     07/10/08      11,500         11,500,000
-------------------------------------------------------------------------------------------------------
     Series 2005 A, Commercial Paper Notes GO         2.30%     07/10/08       2,500          2,500,000
-------------------------------------------------------------------------------------------------------
  Austin (County of) Industrial Development Corp.
     (Justin Industries Inc. Project); Series
     1984, VRD IDR (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.10%     12/01/14       1,250          1,250,000
-------------------------------------------------------------------------------------------------------
  Bell (County of) Health Facilities Development
     Corp. (Buckner Retirement Services, Inc.
     Obligated Group Project); Series 1998,
     Retirement Facility VRD RB(g)(h)(i)              5.00%     11/15/08       1,500          1,538,633
-------------------------------------------------------------------------------------------------------
  Brazoria (County of) Health Facilities
     Development Corp. (Brazosport Memorial
     Hospital); Series 1999, Hospital VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     07/01/13       7,100          7,100,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Eagle Tax-Exempt Trust (Harris (County of) Toll
     Road); Series 2002-6012 A, VRD COP(b)(d)(e)      2.30%     08/15/30     $ 1,580     $    1,580,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Houston (City of) Water
     & Sewer); Series 2002-6019 A, VRD
     COP(b)(d)(e)                                     2.30%     12/01/30       8,910          8,910,000
-------------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Odessa (City of) & Ector
     (County of) Waterworks & Sewer System);
     Series 2001-4307 A, Refunding VRD COP
     RB(b)(d)(e)                                      2.30%     11/01/31       2,845          2,845,000
-------------------------------------------------------------------------------------------------------
  El Paso (City of) Independent School District;
     Series 2004 B, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(b)      2.15%     08/01/29       2,460          2,460,000
-------------------------------------------------------------------------------------------------------
  Garland (City of) Industrial Development
     Authority, Inc. (Carroll Co. Project); Series
     1984, VRD IDR (LOC-Wells Fargo Bank,
     N.A.)(a)(b)(e)                                   2.25%     12/01/14       2,800          2,800,000
-------------------------------------------------------------------------------------------------------
  Grand Prairie (City of) Housing Finance Corp.
     (Lincoln Property Co. No. 2188 Limited
     Partnership Project); Series 1993, Refunding
     Multi-Family Housing VRD RB (CEP-General
     Electric Corp.)(b)                               2.10%     06/01/10       3,100          3,100,000
-------------------------------------------------------------------------------------------------------
  Gulf Coast Waste Disposal Authority (Armco Inc.
     Project); Series 1998, Refunding RB (LOC-PNC
     Bank, N.A.)(a)(e)                                2.14%     12/01/08       7,640          7,640,000
-------------------------------------------------------------------------------------------------------
  Harris (County of); Series 2005 E, Sr. Lien Toll
     Road Commercial Paper RN                         2.25%     05/16/08       3,870          3,870,000
-------------------------------------------------------------------------------------------------------
  Harrison (County of) Health Facilities
     Development Corp. (Marshall Regional Medical
     Center Project); Series 2006, Hospital VRD RB
     (LOC-Regions Bank)(a)(b)                         2.21%     04/01/26       3,900          3,900,000
-------------------------------------------------------------------------------------------------------
  Hockley (County of) Industrial Development Corp.
     (AMOCO Project);
     Series 1983, VRD PCR(b)(f)                       1.75%     03/01/14      30,000         30,000,000
-------------------------------------------------------------------------------------------------------
     Series 1985, VRD PCR(b)(f)                       3.40%     11/01/19      10,640         10,640,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Alamo Heights (City of)
     Independent School District); Series 2005-
     980, Unlimited Tax VRD GO(b)(d)(e)               2.29%     02/01/12       1,715          1,715,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Bexar (County of)); Series
     2004-530, Limited Tax VRD GO(b)(d)(e)            2.29%     06/15/12       4,565          4,565,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Brownsville (City Of)); Series
     2005-1038, Unlimited Tax VRD GO(b)(d)(e)         3.50%     02/15/13       6,645          6,645,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Nueces River Authority);
     Series 2006-1412, VRD RB(b)(d)(e)                2.29%     07/15/13       1,945          1,945,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (San Antonio (City of) Electric
     & Gas Systems); Series 2007-2503, Refunding
     VRD RB(b)(d)(e)                                  2.29%     02/01/15       3,700          3,700,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Texas (State of)
     Transportation Commission); Series 2008-2481,
     Unlimited Tax Mobility Fund VRD GO(b)(d)(e)      2.29%     04/01/15       2,200          2,200,000
-------------------------------------------------------------------------------------------------------
  Mesquite (City of) Independent School District;
     Series 2003 A, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(b)      2.15%     08/01/29       1,405          1,405,000
-------------------------------------------------------------------------------------------------------
  Morgan Stanley & Co. Inc. Trust Floater Ctfs.
     (North East Independent School District);
     Series 2006-1668, Refunding Unlimited Tax VRD
     GO(b)(d)(e)                                      2.25%     02/01/27      14,795         14,795,000
-------------------------------------------------------------------------------------------------------
  Morgan Stanley & Co. Inc. Trust Floater Ctfs.
     (Texas (State of) Transportation Commission
     State Highway Fund); Series 2006-2033 A,
     First Tier VRD RB(b)(d)(e)                       2.16%     04/01/16      17,562         17,561,500
-------------------------------------------------------------------------------------------------------
  North Central (Region of) Health Facilities
     Development Corp. (Methodist Hospitals of
     Dallas); Series 1985 B, Hospital VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 3.25%     10/01/15       7,070          7,070,000
-------------------------------------------------------------------------------------------------------
  Northside Independent School District; Series
     2006 A, Refunding Unlimited Tax VRD GO
     (CEP-Texas Permanent School Fund)(b)             3.75%     08/01/33       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Northwest Independent School District; Series
     2006, School Building Unlimited Tax VRD GO
     (CEP-Texas Permanent School Fund)(b)             2.15%     02/15/31       7,145          7,145,000
-------------------------------------------------------------------------------------------------------
  Red River Educational Finance Corp. (The Parish
     Day School of the Episcopal Church of the
     Transfiguration Project); Series 2001 A,
     Educational VRD RB (LOC-Allied Irish
     Bank)(a)(b)(f)                                   2.25%     12/01/31       2,470          2,470,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Dallas (City of)
     Waterworks & Sewer System); Series 12044,
     Refunding & Improvement VRD RB(b)(d)(e)          2.28%     10/01/35      22,290         22,290,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Houston (City of)
     Airport System); Series 12022, Sub.-Lien VRD
     RB(b)(d)(e)                                      2.30%     07/01/28      13,520         13,520,000
-------------------------------------------------------------------------------------------------------
  San Antonio (City of) Independent School
     District; Series 1997, School Building
     Unlimited Tax GO(g)(h)(i)                        5.00%     08/15/08       1,000          1,008,795
-------------------------------------------------------------------------------------------------------
  San Antonio (City of) Water System; Series 2005
     A, Commercial Paper Notes                        1.95%     05/21/08      15,850         15,850,000
-------------------------------------------------------------------------------------------------------
  San Antonio (City of); Series 2006, Limited Tax
     GO                                               4.00%     02/01/09         965            979,644
-------------------------------------------------------------------------------------------------------
  San Gabriel (City of) Health Facilities
     Development Corp. (YMCA of Greater Williamson
     County Project); Series 2005, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.25%     04/01/26       3,815          3,815,000
-------------------------------------------------------------------------------------------------------
  Tarrant (County of) Health Facilities
     Development Corp. (Adventist Health
     System/Sunbelt Obligated Group); Series 1998,
     Hospital RB(g)(h)(i)                             5.38%     11/15/08       7,805          8,041,746
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Tarrant (County of) Housing Finance Corp.
     (Sierra Springs Apartments Project); Series
     1999, Refunding Multi-Family Housing VRD RB
     (CEP-Federal National Mortgage
     Association)(b)                                  2.09%     02/15/27     $ 4,050     $    4,050,000
-------------------------------------------------------------------------------------------------------
  Texas (State of) Department of Housing and
     Community Affairs (NHP Foundation-Asmara
     Affordable Housing Inc. Project); Series
     2003, Refunding Multi-Family Housing VRD RB
     (CEP-Federal Home Loan Mortgage Corp.)(b)        3.65%     07/01/33       6,260          6,260,000
-------------------------------------------------------------------------------------------------------
  Texas (State of) Public Finance Authority;
     Series 2002 A, Commercial Paper Notes            1.15%     04/08/08       6,500          6,500,000
-------------------------------------------------------------------------------------------------------
  Texas (State of) Turnpike Authority (Central
     Texas Turnpike System); Series 2002, Second
     Tier BAN                                         5.00%     06/01/08      13,250         13,287,014
-------------------------------------------------------------------------------------------------------
  Texas (State of); Series 2007, Limited Tax TRAN     4.50%     08/28/08       5,000          5,025,515
-------------------------------------------------------------------------------------------------------
  Texas A&M University System Board of Regents
     (Revenue Financing System); Series 2004 B,
     Commercial Paper RN                              1.05%     04/07/08       1,675          1,675,000
-------------------------------------------------------------------------------------------------------
  Travis (County of) Housing Finance Corp. (The
     College Houses Project); Series 2006, Student
     Housing VRD RB (LOC-Wachovia Bank,
     N.A.)(a)(b)                                      2.05%     12/01/36       5,425          5,425,000
-------------------------------------------------------------------------------------------------------
  Tyler (City of) Independent School District;
     Series 2006 A, School Building Unlimited Tax
     VRD GO (CEP-Texas Permanent School Fund)(b)      2.15%     02/15/25      12,300         12,300,000
-------------------------------------------------------------------------------------------------------
  University of Texas Board of Regents (Permanent
     University Fund); Series 2006 A, Refunding RB    5.00%     07/01/08      10,680         10,727,478
-------------------------------------------------------------------------------------------------------
  University of Texas Board of Regents (Revenue
     Financing System);
     Series 2007 A, Commercial Paper Notes            3.20%     04/15/08       9,044          9,044,000
-------------------------------------------------------------------------------------------------------
     Series 2007 A, Commercial Paper Notes            2.80%     06/06/08      24,672         24,672,000
-------------------------------------------------------------------------------------------------------
     Series 2008 B, VRD RB(b)                         2.10%     08/01/16       9,500          9,500,000
-------------------------------------------------------------------------------------------------------
     Series 2008 B, VRD RB(b)                         2.07%     08/01/32      20,660         20,660,000
-------------------------------------------------------------------------------------------------------
     Series 2008 B, VRD RB(b)                         2.10%     08/01/39      11,400         11,400,000
-------------------------------------------------------------------------------------------------------
  Upper Trinity Regional Water District (Regional
     Treated Water Supply System); Series 2008 A,
     Commercial Paper RN (LOC-Bank of America,
     N.A.)(a)                                         1.70%     04/09/08       3,000          3,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Harris (County of) Toll Road);
     Series 2003-B16, Refunding Sr. Lien VRD
     RB(b)(d)(e)                                      2.30%     08/15/25      16,000         16,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (University of Texas Board of
     Regents);
     Series 2003-B14, VRD RB(b)(d)(e)                 2.25%     08/15/22       7,955          7,955,000
-------------------------------------------------------------------------------------------------------
     Series 2007 C82, Refunding VRD RB (Acquired
     09/05/07; Cost $10,705,000)(b)(d)(e)(j)          2.30%     07/01/21      10,705         10,705,000
=======================================================================================================
                                                                                            507,291,325
=======================================================================================================


UTAH-0.50%

  Duchesne School District Municipal Building
     Authority; Series 2005, Lease VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      2.26%     06/01/21         900            900,000
-------------------------------------------------------------------------------------------------------
  Murray (City of) (IHC Health Services, Inc.);
     Series 2003 B, Hospital VRD RB(b)                2.07%     05/15/36       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
     Series 2005 C, Hospital VRD RB(b)                2.15%     05/15/37       5,500          5,500,000
-------------------------------------------------------------------------------------------------------
  Sanpete (County of) School Facility (Wasatch
     Academy); Series 2003, Multi-Mode VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                      2.26%     08/01/28         800            800,000
-------------------------------------------------------------------------------------------------------
  University of Utah Board of Regents; Series
     1998, Hospital RB(g)(h)(i)                       5.25%     08/01/08       2,570          2,607,948
-------------------------------------------------------------------------------------------------------
  Utah (State of) Water Finance Agency (Timpanogos
     Loan Financing Program); Series 1998 B,
     RB(g)(h)(i)                                      5.00%     06/01/08       1,500          1,507,461
-------------------------------------------------------------------------------------------------------
  Utah (State of); Series 1998 A, Unlimited Tax
     GO(g)(h)(i)                                      5.00%     07/01/08       7,325          7,380,548
=======================================================================================================
                                                                                             23,695,957
=======================================================================================================


VERMONT-0.29%

  Vermont (State of) Economic Development
     Authority (Wake Robin Corp. Project); Series
     1999 B, Mortgage RB(g)(h)(i)                     6.75%     03/01/09       5,720          6,039,252
-------------------------------------------------------------------------------------------------------
  Vermont (State of) Educational & Health
     Buildings Financing Agency (North Country
     Hospital Project); Series 2007 A, VRD RB
     (LOC-Toronto-Dominion Bank)(a)(b)(f)             1.20%     10/01/34       1,250          1,250,000
-------------------------------------------------------------------------------------------------------
  Vermont (State of) Educational & Health
     Buildings Financing Agency (Rutland Regional
     Medical Center Project); Series 2001 A,
     Hospital VRD RB (LOC-Toronto-Dominion
     Bank)(a)(b)(f)                                   1.20%     04/01/15       3,555          3,555,000
-------------------------------------------------------------------------------------------------------
  Vermont (State of) Industrial Development
     Authority (Central Vermont Public Service
     Corp.-East Barnet Project); Series 1984,
     Hydroelectric VRD IDR (LOC-RBS Citizens
     N.A.)(a)(b)                                      2.00%     12/01/13       3,200          3,200,000
=======================================================================================================
                                                                                             14,044,252
=======================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
VIRGINIA-0.76%

  Chesapeake Bay Bridge & Tunnel District; Series
     2008 A, Refunding General Resolution VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)           2.28%     05/28/21     $ 6,250     $    6,250,000
-------------------------------------------------------------------------------------------------------
  Fairfax (County of) Economic Development
     Authority (Government Center Properties);
     Series 2003, Refunding Lease RB                  5.00%     05/15/08       4,495          4,501,720
-------------------------------------------------------------------------------------------------------
  Fairfax (County of) Industrial Development
     Authority (Fairfax Hospital System, Inc.);
     Series 1988 C, Obligation VRD RB(b)              2.10%     10/01/25       2,970          2,970,000
-------------------------------------------------------------------------------------------------------
  Fairfax (County of) Industrial Development
     Authority (Inova Health System Project);
     Series 2005 C-1, Health Care VRD RB(b)           2.10%     05/15/26       4,355          4,355,000
-------------------------------------------------------------------------------------------------------
  Lexington (City of) Industrial Development
     Authority (V.M.I. Development Board, Inc.
     Project); Series 2006, Educational Facilities
     VRD RB (LOC-Wachovia Bank, N.A.)(a)(b)           1.20%     12/01/36       9,075          9,075,000
-------------------------------------------------------------------------------------------------------
  Newport News (City of) Industrial Development
     Authority (Christopher Newport University
     Foundations Projects); Series 2006,
     Educational Facilities VRD RB (LOC-Wachovia
     Bank, N.A.)(a)(b)                                2.13%     08/01/36       3,375          3,375,000
-------------------------------------------------------------------------------------------------------
  Roanoke (City of) Industrial Development
     Authority (Carilion Health System Obligated
     Group); Series 2005, Hospital VRD RB
     (INS-Financial Security Assurance Inc.)(b)(c)    1.20%     07/01/27       1,615          1,615,000
-------------------------------------------------------------------------------------------------------
  Spotsylvania (County of) Economic Development
     Authority (Civil War Preservation Trust
     Project); Series 2007, VRD RB (LOC-SunTrust
     Bank)(a)(b)                                      2.09%     04/01/27       4,000          4,000,000
=======================================================================================================
                                                                                             36,141,720
=======================================================================================================


WASHINGTON-2.34%

  ABN AMRO Munitops Ctfs. Trust (Seattle (City of)
     Municipal Light & Power); Series 2002-12,
     Multi-State Non-AMT VRD Ctfs.(b)(d)(e)           2.24%     03/01/09       9,755          9,755,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Seattle (City
     of)); Series 2003-7, Multi-State Non-AMT
     Limited Tax VRD GO Ctfs.(b)(d)(e)                2.26%     07/01/10      10,685         10,685,000
-------------------------------------------------------------------------------------------------------
  ABN AMRO Munitops Ctfs. Trust (Skagit (County
     of) Public Hospital District No. 1); Series
     2004-37, Multi-State Non-AMT Unlimited VRD GO
     Ctfs.(b)(d)(e)                                   3.01%     12/01/12       8,235          8,235,000
-------------------------------------------------------------------------------------------------------
  Bremerton (City of) (Kitsap Regional Conference
     Center Parking Garage); Series 2003, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                2.12%     12/01/28       5,105          5,105,000
-------------------------------------------------------------------------------------------------------
  Energy Northwest (Project No. 3); Series 2003 D-
     3-2, Refunding Electric VRD RB (INS-MBIA
     Insurance Corp.)(b)(c)                           4.50%     07/01/18      10,400         10,400,000
-------------------------------------------------------------------------------------------------------
  JPMorgan PUTTERs (Washington (State of));
     Series 2004-593, Unlimited Tax VRD
     GO(b)(d)(e)                                      2.29%     07/01/12       3,585          3,585,000
-------------------------------------------------------------------------------------------------------
     Series 2008-2480, Unlimited Tax VRD
     GO(b)(d)(e)                                      2.29%     01/01/16       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  King (County of) Economic Enterprise Corp.
     (Puget Sound Blood Center Project); Series
     1998, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)         2.30%     04/01/23       4,400          4,400,000
-------------------------------------------------------------------------------------------------------
  Lake Tapps Parkway Properties;
     Series 1999 A, Special VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.36%     12/01/19       3,829          3,829,000
-------------------------------------------------------------------------------------------------------
     Series 1999 B, Special VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.36%     12/01/19       2,400          2,400,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Seattle (City of)
     Water System); Series 11144, Refunding VRD
     RB(b)(d)(e)                                      2.29%     09/01/33       2,995          2,995,000
-------------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Seattle (Port
     of)); Series 638, VRD RB(b)(d)(e)                2.59%     12/01/23      10,640         10,640,000
-------------------------------------------------------------------------------------------------------
  Seattle (City of) Housing Authority (Bayview
     Manor Project); Series 1994 B, Low Income
     Housing Assistance VRD RB (LOC-U.S. Bank,
     N.A.)(a)(b)                                      2.30%     05/01/19       2,365          2,365,000
-------------------------------------------------------------------------------------------------------
  Seattle (Port of) Industrial Development Corp.
     (Sysco Food Services of Seattle, Inc.
     Project); Series 1994, Refunding VRD RB(b)       2.15%     11/01/25       8,000          8,000,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (National Healthcare, Research &
     Education Finance Corp.); Series 2000, Lease
     VRD RB (LOC-BNP Paribas)(a)(b)(f)                3.65%     01/01/32       1,200          1,200,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Swedish Health Services); Series
     2006, VRD RB (LOC-Citibank, N.A.)(a)(b)(e)       2.18%     11/15/26      21,315         21,315,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Riverview Retirement Community Project);
     Series 1997, Elderly Housing VRD RB (LOC-U.S.
     Bank, N.A.)(a)(b)                                2.30%     07/01/22       1,645          1,645,000
-------------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (The Northwest School Project); Series 2005,
     Non-Profit VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                      2.15%     06/01/32       2,000          2,000,000
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        TAX-FREE CASH RESERVE PORTFOLIO

                                                                            PRINCIPAL
                                                    INTEREST    MATURITY      AMOUNT
                                                      RATE        DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

  Washington (State of) Housing Finance Commission
     (YMCA of Columbia-Willamette); Series 1999,
     Non-Profit VRD RB (LOC-U.S. Bank, N.A.)(a)(b)    2.26%     08/01/24     $ 2,200     $    2,200,000
=======================================================================================================
                                                                                            111,954,000
=======================================================================================================


WEST VIRGINIA-0.08%

  Harrison (County of) County Commission (Fox
     Grocery Co. Project); Series 1991, Refunding
     VRD IDR (LOC-Wachovia Bank, N.A.)(a)(b)          2.14%     06/01/14       2,780          2,780,000
-------------------------------------------------------------------------------------------------------
  Harrison (County of) Building Commission
     (Maplewood Retirement Community Project);
     Series 1998, Health Care RB(g)(h)(i)             5.25%     04/01/08       1,000          1,020,000
=======================================================================================================
                                                                                              3,800,000
=======================================================================================================


WISCONSIN-3.23%

  Kenosha (County of) Unified School District No.
     1; Series 2005 A, Refunding Unlimited Tax GO     5.00%     04/01/08       5,580          5,580,000
-------------------------------------------------------------------------------------------------------
  Mequon-Thiensville (Cities of) School District;
     Series 2007, TRAN                                4.25%     09/05/08      11,500         11,534,805
-------------------------------------------------------------------------------------------------------
  Milwaukee (City of) (Goodwill Industries of
     Southeastern Wisconsin & Metropolitan
     Chicago, Inc. Issue); Series 1999, VRD IDR
     (LOC-U.S. Bank, N.A.)(a)(b)(e)                   2.10%     07/01/19       4,000          4,000,000
-------------------------------------------------------------------------------------------------------
  Milwaukee (City of) Redevelopment Authority
     (Cathedral Place Parking Facility Project);
     Series 2002, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                      2.10%     05/01/25       2,340          2,340,000
-------------------------------------------------------------------------------------------------------
  Milwaukee (City of); Series 2008 C2, Commercial
     Paper Promissory Notes GO (LOC-State Street
     Bank & Trust Co.)(a)                             2.10%     05/02/08       2,000          2,000,000
-------------------------------------------------------------------------------------------------------
  Rock (County of); Series 2007, Promissory Notes
     Unlimited Tax GO                                 4.25%     07/10/08       2,500          2,502,958
-------------------------------------------------------------------------------------------------------
  University of Wisconsin Hospitals & Clinics
     Authority; Series 1997, Hospital VRD RB
     (INS-MBIA Insurance Corp.)(b)(c)                 6.00%     04/01/26       5,675          5,675,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Fort Healthcare, Inc.);
     Series 2007 A, VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                1.33%     05/01/37      18,700         18,700,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Froedtert & Community
     Health, Inc. Obligated Group);
     Series 2005 B, VRD RB(b)                         4.50%     04/01/30       2,100          2,100,000
-------------------------------------------------------------------------------------------------------
     Series 2005 C, VRD RB(b)                         2.70%     04/01/35      55,200         55,200,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Gundersen Lutheran);
     Series 2000 A, VRD RB (INS-Financial Security
     Assurance Inc.)(b)(c)                            1.33%     12/01/15      19,400         19,400,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Indian Community School
     of Milwaukee, Inc. Project); Series 2007, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)         2.20%     12/01/36       5,000          5,000,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of) Health & Educational
     Facilities Authority (Mequon Jewish Campus,
     Inc. Project); Series 2003, VRD RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)            2.15%     07/01/28       6,245          6,245,000
-------------------------------------------------------------------------------------------------------
  Wisconsin (State of);
     Series 2005 B, Unlimited Tax GO(i)               4.00%     05/01/08       2,750          2,750,603
-------------------------------------------------------------------------------------------------------
     Series 2007, Operating Notes                     4.50%     06/16/08      11,300         11,317,201
=======================================================================================================
                                                                                            154,345,567
=======================================================================================================


WYOMING-0.30%

  Gillette (City of) (Pacificorp Project); Series
     1988, Refunding Customized Purchase Floating
     VRD PCR (LOC-Barclays Bank PLC)(a)(b)(f)         2.13%     01/01/18       7,100          7,100,000
-------------------------------------------------------------------------------------------------------
  Sweetwater (County of) (Pacificorp Project);
     Series 1988 A, Refunding Customized Purchase
     PCR (LOC-Barclays Bank PLC)(a)(f)                0.95%     06/10/08       7,050          7,050,000
=======================================================================================================
                                                                                             14,150,000
=======================================================================================================
TOTAL INVESTMENTS(k)(l)-99.09% (Cost
  $4,736,725,048)                                                                         4,736,725,048
=======================================================================================================
OTHER ASSETS LESS LIABILITIES-0.91%                                                          43,273,915
=======================================================================================================
NET ASSETS-100.00%                                                                       $4,779,998,963
_______________________________________________________________________________________________________
=======================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        TAX-FREE CASH RESERVE PORTFOLIO

Investment Abbreviations:

AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificates of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
INS      - Insurer
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Option Tender
PCR      - Pollution Control Revenue Bonds
PUTTERs  - Putable Tax-Exempt Receipts
RAC      - Revenue Anticipation Certificates
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sr.      - Senior
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
Unsec.   - Unsecured
VRD      - Variable Rate Demand
Wts.     - Warrants


Notes to Schedule of Investments:

(a) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(b) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2008.
(c) Principal and/or interest payments are secured by the bond insurance company listed.
(d) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(e) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2008 was $808,651,500, which represented 16.92% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(f) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(g) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)   Advance refunded.
(i)   Secured by an escrow fund of U.S. Government obligations.
(j) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at March 31, 2008 represented 0.22% of the Fund's Net Assets.
(k) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

      ENTITIES                                                       PERCENTAGE
      -------------------------------------------------------------------------
      MBIA Insurance Corp.                                              12.5%
      -------------------------------------------------------------------------
      Financial Security Assurance Inc.                                 11.2
      -------------------------------------------------------------------------
      JPMorgan Chase Bank, N.A.                                          5.7
      -------------------------------------------------------------------------
      Wachovia Bank, N.A.                                                5.0
      _________________________________________________________________________
      =========================================================================



(l)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        TAX-FREE CASH RESERVE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2008




ASSETS:

Investments, at value (Cost
  $4,736,725,048)                        $4,736,725,048
-------------------------------------------------------
Cash                                         61,615,945
-------------------------------------------------------
Receivables for:
  Investments sold                           29,369,804
-------------------------------------------------------
  Interest                                   23,595,443
-------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans             102,507
-------------------------------------------------------
Other assets                                     94,917
=======================================================
     Total assets                         4,851,503,664
_______________________________________________________
=======================================================


LIABILITIES:

Payables for:
  Investments purchased                      60,262,410
-------------------------------------------------------
  Dividends                                  10,444,122
-------------------------------------------------------
Trustee deferred compensation and
  retirement plans                              362,704
-------------------------------------------------------
Accrued distribution fees                       180,055
-------------------------------------------------------
Accrued trustees' and officer's fees
  and benefits                                   15,844
-------------------------------------------------------
Accrued transfer agent fees                      32,953
-------------------------------------------------------
Accrued operating expenses                      206,613
=======================================================
     Total liabilities                       71,504,701
=======================================================
Net assets applicable to shares
  outstanding                            $4,779,998,963
_______________________________________________________
=======================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest            $4,780,072,278
-------------------------------------------------------
Undistributed net realized gain (loss)          (73,315)
=======================================================
                                         $4,779,998,963
_______________________________________________________
=======================================================



NET ASSETS:

Institutional Class                      $3,256,571,692
_______________________________________________________
=======================================================
Private Investment Class                 $  249,372,209
_______________________________________________________
=======================================================
Personal Investment Class                $   34,464,427
_______________________________________________________
=======================================================
Cash Management Class                    $  789,752,787
_______________________________________________________
=======================================================
Reserve Class                            $   60,788,848
_______________________________________________________
=======================================================
Resource Class                           $  242,372,470
_______________________________________________________
=======================================================
Corporate Class                          $  146,676,530
_______________________________________________________
=======================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Institutional Class                       3,256,556,192
_______________________________________________________
=======================================================
Private Investment Class                    249,350,700
_______________________________________________________
=======================================================
Personal Investment Class                    34,461,285
_______________________________________________________
=======================================================
Cash Management Class                       789,773,540
_______________________________________________________
=======================================================
Reserve Class                                60,785,666
_______________________________________________________
=======================================================
Resource Class                              242,368,215
_______________________________________________________
=======================================================
Corporate Class                             146,693,187
_______________________________________________________
=======================================================
  Net asset value, offering and
     redemption price per share for
     each class                          $         1.00
_______________________________________________________
=======================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


30        TAX-FREE CASH RESERVE PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended March 31, 2008




INVESTMENT INCOME:

Interest                                                                            $138,673,628
================================================================================================


EXPENSES:

Advisory fees                                                                          8,281,026
------------------------------------------------------------------------------------------------
Administrative services fees                                                             630,465
------------------------------------------------------------------------------------------------
Custodian fees                                                                           166,473
------------------------------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                                             1,005,061
------------------------------------------------------------------------------------------------
  Personal Investment Class                                                              265,773
------------------------------------------------------------------------------------------------
  Cash Management Class                                                                  517,525
------------------------------------------------------------------------------------------------
  Reserve Class                                                                          183,286
------------------------------------------------------------------------------------------------
  Resource Class                                                                         523,441
------------------------------------------------------------------------------------------------
  Corporate Class                                                                         54,341
------------------------------------------------------------------------------------------------
Transfer agent fees                                                                      361,396
------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                128,873
------------------------------------------------------------------------------------------------
Other                                                                                    467,442
================================================================================================
     Total expenses                                                                   12,585,102
================================================================================================
Less:   Fees waived                                                                   (1,956,708)
================================================================================================
     Net expenses                                                                     10,628,394
================================================================================================
Net investment income                                                                128,045,234
================================================================================================
Net realized gain (loss)                                                                 (64,510)
================================================================================================
Net increase in net assets resulting from operations                                $127,980,724
________________________________________________________________________________________________
================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


31        TAX-FREE CASH RESERVE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2008 and 2007



                                                                                2008              2007
-----------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                                                    $  128,045,234    $  132,984,782
-----------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                                        (64,510)           32,903
===========================================================================================================
     Net increase in net assets resulting from operations                     127,980,724       133,017,685
===========================================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                                         (90,092,433)      (83,121,765)
-----------------------------------------------------------------------------------------------------------
  Private Investment Class                                                     (5,907,971)       (6,493,421)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class                                                      (955,425)         (988,410)
-----------------------------------------------------------------------------------------------------------
  Cash Management Class                                                       (16,534,933)      (23,466,226)
-----------------------------------------------------------------------------------------------------------
  Reserve Class                                                                  (393,176)         (450,089)
-----------------------------------------------------------------------------------------------------------
  Resource Class                                                               (8,334,594)      (13,110,320)
-----------------------------------------------------------------------------------------------------------
  Corporate Class                                                              (5,826,702)       (5,354,551)
===========================================================================================================
     Decrease in net assets resulting from distributions                     (128,045,234)     (132,984,782)
===========================================================================================================
Share transactions-net:
  Institutional Class                                                         386,399,200       978,081,281
-----------------------------------------------------------------------------------------------------------
  Private Investment Class                                                     64,205,316       (35,832,005)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class                                                       794,543        12,767,640
-----------------------------------------------------------------------------------------------------------
  Cash Management Class                                                        68,418,687        37,687,595
-----------------------------------------------------------------------------------------------------------
  Reserve Class                                                                48,055,399        (6,320,201)
-----------------------------------------------------------------------------------------------------------
  Resource Class                                                             (138,677,567)       39,659,821
-----------------------------------------------------------------------------------------------------------
  Corporate Class                                                             (13,522,471)      152,199,233
===========================================================================================================
     Net increase in net assets resulting from share transactions             415,673,107     1,178,243,364
===========================================================================================================
     Net increase in net assets                                               415,608,597     1,178,276,267
===========================================================================================================


NET ASSETS:

  Beginning of year                                                         4,364,390,366     3,186,114,099
===========================================================================================================
  End of year (including undistributed net investment income of $0 and
     $0, respectively)                                                     $4,779,998,963    $4,364,390,366
___________________________________________________________________________________________________________
===========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.


32        TAX-FREE CASH RESERVE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

March 31, 2008


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class.

  The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

        The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

        The Fund files tax returns in the U.S. federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the tax period.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.


33        TAX-FREE CASH RESERVE PORTFOLIO

I. OTHER RISKS -- The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.

        Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. The Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.22% of the Fund's average daily net assets through June 30, 2008. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) Rule 12b-1 plan fees, if any; (ii) trustees' fees; (iii) federal registration fees; (iv) interest: (v) taxes; (vi) extraordinary items; (vii) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. ("Invesco") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposits accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund on February 29, 2008, to be effective as of May 1, 2008, between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  For the year ended March 31, 2008, the Advisor waived advisory fees of $1,151,284.

  At the request of the Trustees of the Trust, Invesco Ltd. ("Invesco") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the year ended March 31, 2008, Invesco did not reimburse any expenses.

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended March 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

  The Trust, pursuant to a transfer agency and service agreement, has agreed to pay Invesco Aim Investment Services, Inc. ("IAIS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2008, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

  Under the terms of a master distribution agreement between Invesco Aim Distributors, Inc. ("IADI") and the Trust, IADI acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, the Resource Class and the Corporate Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00%, 0.20% and 0.03%, respectively, of the average daily net assets attributable to such class. Of the Rule 12b-1 payment, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, IADI has contractually agreed to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class through at least June 30, 2008. Pursuant to the Plan, for the year ended March 31, 2008, 12b-1 fees before fee waiver under this agreement are shown in the Statement of Operations as distribution fees. Fees incurred after fee waivers under this agreement for Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, and Resource Class were $502,531, $194,900, $414,020, $159,459, and $418,753, respectively.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

34        TAX-FREE CASH RESERVE PORTFOLIO

Pursuant to these procedures, for the year ended March 31, 2008, the Fund engaged in securities sales of $415,033,043, which resulted in net realized gains (losses) of $0, and securities purchases of $205,811,174.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the year ended March 31, 2008, the Fund paid legal fees of $12,722 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--CASH BALANCES

The Fund is permitted to temporarily overdraft or leave balances in its account with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Fund for such activity, the Fund may either (i) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated by earning additional interest; or (ii) pay to or receive from BNY Mellon compensation at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended March 31, 2008 and 2007 was as follows:

                                                                                2008             2007
---------------------------------------------------------------------------------------------------------
Distributions paid from ordinary income                                     $128,045,234     $132,984,782
_________________________________________________________________________________________________________
=========================================================================================================



TAX COMPONENTS OF NET ASSETS:

As of March 31, 2008, the components of net assets on a tax basis were as follows:

                                                                                        2008
-------------------------------------------------------------------------------------------------
Undistributed ordinary income                                                      $      355,109
-------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation)-investments                                         (6,864)
-------------------------------------------------------------------------------------------------
Temporary book/tax differences                                                           (355,109)
-------------------------------------------------------------------------------------------------
Capital loss carryforward                                                                 (16,396)
-------------------------------------------------------------------------------------------------
Post-October capital loss deferral                                                        (50,055)
-------------------------------------------------------------------------------------------------
Shares of beneficial interest                                                       4,780,072,278
=================================================================================================
Total net assets                                                                   $4,779,998,963
_________________________________________________________________________________________________
=================================================================================================




  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. Cost of investments for tax purposes is $4,736,731,912.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund has a capital loss carryforward as of March 31, 2008 which expires as follows:

                                                                                   CAPITAL LOSS
EXPIRATION                                                                        CARRYFORWARD*
-----------------------------------------------------------------------------------------------
March 31, 2013                                                                       $ 1,941
-----------------------------------------------------------------------------------------------
March 31, 2016                                                                        14,455
===============================================================================================
Total capital loss carryforward                                                      $16,396
_______________________________________________________________________________________________
===============================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.


35        TAX-FREE CASH RESERVE PORTFOLIO

NOTE 7--SHARE INFORMATION

The Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

                                                   CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED                               YEAR ENDED
                                                               MARCH 31, 2008(a)                         MARCH 31, 2007
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class                                 29,180,701,441     $ 29,180,701,441      28,605,247,846     $ 28,605,247,846
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                               683,053,539          683,053,539         800,043,681          800,043,681
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                              147,256,006          147,256,006          90,121,993           90,121,993
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                6,287,611,982        6,287,611,982       6,677,587,019        6,677,587,019
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                           89,382,790           89,382,790          95,804,362           95,804,362
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                       1,682,213,737        1,682,213,737       3,099,970,711        3,099,970,711
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                      1,492,840,952        1,492,840,952         627,214,023          627,214,023
==================================================================================================================================

Issued as reinvestment of dividends:
  Institutional Class                                     50,778,338           50,778,338          51,555,761           51,555,761
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                                 4,943,626            4,943,626           5,521,451            5,521,451
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                                   38,268               38,268             106,122              106,122
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                                   14,407,512           14,407,512          17,866,095           17,866,095
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                              328,466              328,466             444,003              444,003
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                           8,318,683            8,318,683          12,020,615           12,020,615
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                            843,794              843,794             240,992              240,992
==================================================================================================================================

Reacquired:
  Institutional Class                                (28,845,080,579)     (28,845,080,579)    (27,678,722,326)     (27,678,722,326)
----------------------------------------------------------------------------------------------------------------------------------
  Private Investment Class                              (623,791,849)        (623,791,849)       (841,397,137)        (841,397,137)
----------------------------------------------------------------------------------------------------------------------------------
  Personal Investment Class                             (146,499,731)        (146,499,731)        (77,460,475)         (77,460,475)
----------------------------------------------------------------------------------------------------------------------------------
  Cash Management Class                               (6,233,600,807)      (6,233,600,807)     (6,657,765,519)      (6,657,765,519)
----------------------------------------------------------------------------------------------------------------------------------
  Reserve Class                                          (41,655,857)         (41,655,857)       (102,568,566)        (102,568,566)
----------------------------------------------------------------------------------------------------------------------------------
  Resource Class                                      (1,829,209,987)      (1,829,209,987)     (3,072,331,505)      (3,072,331,505)
----------------------------------------------------------------------------------------------------------------------------------
  Corporate Class                                     (1,507,207,217)      (1,507,207,217)       (475,255,782)        (475,255,782)
==================================================================================================================================
                                                         415,673,107     $    415,673,107       1,178,243,364     $  1,178,243,364
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim, and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim, and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 8--SIGNIFICANT EVENT

The Board of Trustees of the Trust approved on December 13, 2007 and the shareholders approved on February 29, 2008, an Agreement and Plan of Reorganization (the "Plan"). The Plan provides for the restructuring of the Fund as a new series portfolio (the "New Fund") of Short-Term Investments Trust, an existing open-end management investment company organized as a Delaware statutory trust, the transfer of all the Fund's assets and liabilities to the New Fund and the termination of the Fund as a designated series of the Trust (the "Restructuring"). The Restructuring occurred on April 30, 2008. The operations of the New Fund following the Restructuring are substantially similar to those of the Fund.


36        TAX-FREE CASH RESERVE PORTFOLIO

NOTE 9--FINANCIAL HIGHLIGHTS



The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 RESOURCE CLASS
                                                          ------------------------------------------------------------
                                                                              YEAR ENDED MARCH 31,
                                                          ------------------------------------------------------------
                                                            2008         2007         2006         2005         2004
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.03         0.03         0.02         0.01         0.01
----------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                (0.03)       (0.03)       (0.02)       (0.01)       (0.01)
======================================================================================================================
Net asset value, end of period                            $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(a)                                               3.11%        3.24%        2.37%        1.08%        0.68%
______________________________________________________________________________________________________________________
======================================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $242,372     $381,047     $341,384     $289,621     $299,205
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              0.38%(b)     0.38%        0.38%        0.38%        0.38%
======================================================================================================================
  Without fee waivers and/or expense reimbursements           0.45%(b)     0.45%        0.47%        0.47%        0.47%
======================================================================================================================
Ratio of net investment income to average net assets          3.07%(b)     3.20%        2.33%        1.08%        0.67%
______________________________________________________________________________________________________________________
======================================================================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $261,720,679.


37        TAX-FREE CASH RESERVE PORTFOLIO

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and IADI (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and IADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and IADI violated the West Virginia securities laws. The WVASC orders Invesco Aim and IADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds; and

  - that certain AIM Funds inadequately employed fair value pricing. The parties settled this case and it was dismissed with prejudice on May 6, 2008.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the Invesco defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more Invesco Aim
Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim and/or related entities and individuals in the future.

  At the present time, management of Invesco Aim and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on Invesco Aim, IADI or the Fund.



38        TAX-FREE CASH RESERVE PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees of Tax-Free Investments Trust and Resource Class Shareholders of Tax-Free Cash Reserve Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Free Cash Reserve Portfolio (the "Fund") at March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the Resource Class financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and Resource Class financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The Resource Class financial highlights for each of the periods ended on or before March 31, 2005 were audited by another independent registered public accounting firm whose report dated May 18, 2005 expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

May 15, 2008
Houston, Texas




39        TAX-FREE CASH RESERVE PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007, through March 31, 2008.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL
                                                              (5% ANNUAL RETURN BEFORE
                                           ACTUAL                     EXPENSES)
                                 ------------------------------------------------------
                    BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                  ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      CLASS         (10/01/07)   (03/31/08)(1)   PERIOD(2)     (03/31/08)    PERIOD(2)      RATIO
---------------------------------------------------------------------------------------------------
    Resource        $1,000.00      $1,013.90       $1.91       $1,023.10       $1.92        0.38%
---------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Fund for the period October 1, 2007, through March 31, 2008, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half year.


40        TAX-FREE CASH RESERVE PORTFOLIO

APPROVAL OF SUB-ADVISORY AGREEMENT

At in-person meetings held on December          A. Nature, Extent and Quality of          relevant factors, the Board concluded that
12-13, 2007, the Board of Trustees of              Services to be Provided by the         the Fund's sub-advisory fees were fair and
Tax-Free Investments Trust (the "Board"),          Affiliated Sub-Advisors                reasonable.
including a majority of the independent
trustees, voting separately, approved the    The Board reviewed the services to be           D. Financial Resources of the
sub-advisory agreement for Tax-Free Cash     provided by the Affiliated Sub-Advisors            Affiliated Sub-Advisors
Reserve Portfolio (the "Fund"), effective    under the sub-advisory agreement and the
on or about May 1, 2008. In so doing, the    credentials and experience of the officers   The Board considered whether each
Board determined that the sub-advisory       and employees of the Affiliated              Affiliated Sub-Advisor is financially
agreement is in the best interests of the    Sub-Advisors who will provide these          sound and has the resources necessary to
Fund and its shareholders and that the       services. The Board concluded that the       perform its obligations under the
compensation to AIM Funds Management Inc.    nature, extent and quality of the services   sub-advisory agreement, and concluded that
(AIM Funds Management Inc. anticipates       to be provided by the Affiliated             each Affiliated Sub-Advisor has the
changing its name to Invesco Trimark         Sub-Advisors were appropriate. The Board     financial resources necessary to fulfill
Investment Management Inc. on or prior to    noted that the Affiliated Sub-Advisors,      these obligations.
December 31, 2008), Invesco Asset            which have offices and personnel that are
Management Deutschland, GmbH, Invesco        geographically dispersed in financial
Asset Management Ltd., Invesco Asset         centers around the world, have been formed
Management (Japan) Limited, Invesco          in part for the purpose of researching and
Australia Limited, Invesco Global Asset      compiling information and making
Management (N.A.), Inc., Invesco Hong Kong   recommendations on the markets and
Limited, Invesco Institutional (N.A.),       economies of various countries and
Inc., and Invesco Senior Secured             securities of companies located in such
Management, Inc. (collectively, the          countries or on various types of
"Affiliated Sub-Advisors") under the         investments and investment techniques, and
sub-advisory agreement is fair and           providing investment advisory services.
reasonable.                                  The Board concluded that the sub-advisory
                                             agreement will benefit the Fund and its
   The independent trustees met separately   shareholders by permitting Invesco Aim to
during their evaluation of the               utilize the additional resources and
sub-advisory agreement with independent      talent of the Affiliated Sub-Advisors in
legal counsel from whom they received        managing the Fund.
independent legal advice, and the
independent trustees also received              B. Fund Performance
assistance during their deliberations from
the independent Senior Officer, a            The Board did not view Fund performance as
full-time officer of the AIM Funds who       a relevant factor in considering whether
reports directly to the independent          to approve the sub-advisory agreement for
trustees. The sub-advisory agreement was     the Fund, as no Affiliated Sub-Advisor
considered separately for the Fund,          currently serves as sub-advisor to the
although the Board also considered the       Fund.
common interests of all of the AIM Funds
in their deliberations. The Board               C. Sub-Advisory Fees
comprehensively considered all of the
information provided to them and did not     The Board considered the services to be
identify any particular factor that was      provided by the Affiliated Sub-Advisors
controlling. Furthermore, each trustee may   pursuant to the sub-advisory agreement and
have evaluated the information provided      the services to be provided by Invesco Aim
differently from one another and             pursuant to the Fund's advisory agreement,
attributed different weight to the various   as well as the allocation of fees between
factors.                                     Invesco Aim and the Affiliated
                                             Sub-Advisors pursuant to the sub-advisory
   Set forth below is a discussion of the    agreement. The Board noted that the
material factors and related conclusions     sub-advisory fees have no direct effect on
that formed the basis for the Board's        the Fund or its shareholders, as they are
approval of the sub-advisory agreement for   paid by Invesco Aim to the Affiliated
the Fund.                                    Sub-Advisors, and that Invesco Aim and the
                                             Affiliated Sub-Advisors are affiliates.
                                             After taking account of the Fund's
                                             contractual sub-advisory fee rate, as well
                                             as other


41   TAX-FREE CASH RESERVE PORTFOLIO

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended March 31, 2008:

     FEDERAL INCOME TAX
     ------------------
     Tax-Exempt Interest Dividends*                         100%



     * The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended June 30, 2007, September 30, 2007 and December 31, 2007 were 100%, 100%, and 100%, respectively.


42        TAX-FREE CASH RESERVE PORTFOLIO

PROXY RESULTS

A Special Meeting ("Meeting") of Shareholders of Tax-Free Cash Reserve Portfolio, an investment portfolio of Tax-Free Investments Trust, a Delaware statutory trust ("Trust"), was held on February 29, 2008. The Meeting was held for the following purposes:

(1) Elect 13 trustees to the Board of Trustees of the Trust, each of whom will serve until his or her successor is elected and qualified.

(2) Approve an amendment to the Trust's Agreement and Declaration of Trust that would permit the Board of Trustees of the Trust to terminate the Trust, the Fund or a share class without a shareholder vote.

(3) Approve a new sub-advisory agreement between Invesco Aim Advisors, Inc. and each of AIM Funds Management, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Australia Limited; Invesco Global Asset Management (N.A.), Inc.; Invesco Hong Kong Limited; Invesco Institutional (N.A.), Inc.; and Invesco Senior Secured Management, Inc.

(4) Approve an Agreement and Plan of Reorganization that provides for the restructuring of the Fund as a new series portfolio of Short-Term Investments Trust, an existing open-end management investment company organized as a Delaware statutory trust, the transfer of all of the Fund's assets and liabilities to the new series portfolio and the termination of the Fund as a designated series of the Trust.

The results of the voting on the above matters were as follows:


                                                                                                 WITHHELD/
      MATTER                                                                VOTES FOR          ABSTENTIONS**
------------------------------------------------------------------------------------------------------------
(1)*  Bob R. Baker.....................................................   1,564,840,741          20,342,614
      Frank S. Bayley..................................................   1,564,840,741          20,342,614
      James T. Bunch...................................................   1,564,840,741          20,342,614
      Bruce L. Crockett................................................   1,564,840,741          20,342,614
      Albert R. Dowden.................................................   1,564,840,741          20,342,614
      Jack M. Fields...................................................   1,564,840,741          20,342,614
      Martin L. Flanagan...............................................   1,564,840,741          20,342,614
      Carl Frischling..................................................   1,564,840,741          20,342,614
      Prema Mathai-Davis...............................................   1,564,840,741          20,342,614
      Lewis F. Pennock.................................................   1,564,840,741          20,342,614
      Larry Soll, Ph.D.................................................   1,564,840,741          20,342,614
      Raymond Stickel, Jr..............................................   1,564,840,741          20,342,614
      Philip A. Taylor.................................................   1,564,840,741          20,342,614




                                                                                                WITHHELD/            BROKER
                                                     VOTES FOR            VOTES AGAINST        ABSTENTIONS         NON-VOTES
-----------------------------------------------------------------------------------------------------------------------------
(2)*  Approve an amendment to the Trust's
      Agreement and Declaration of Trust that
      would permit the Board of Trustees of the
      Trust to terminate the Trust, the Fund, and
      each other series portfolio of the Trust, or
      a share class without a shareholder vote....     645,077,342         639,466,348          28,667,670        271,971,995
(3)   Approve a new sub-advisory agreement between
      Invesco Aim Advisors, Inc. and each of AIM
      Funds Management, Inc.; Invesco Asset
      Management Deutschland, GmbH; Invesco Asset
      Management Limited; Invesco Asset Management
      (Japan) Limited; Invesco Australia Limited;
      Invesco Global Asset Management (N.A.),
      Inc.; Invesco Hong Kong Limited; Invesco
      Institutional (N.A.), Inc.; and Invesco
      Senior Secured Management, Inc..............   1,405,715,759          22,367,724          41,697,989        244,803,817
(4)   Approve an Agreement and Plan of
      Reorganization that provides for the
      restructuring of the Fund as a new series
      portfolio of Short-Term Investments Trust,
      an existing open-end management investment
      company organized as a Delaware statutory
      trust, the transfer of all of the Fund's
      assets and liabilities to the new series
      portfolio and the termination of the Fund as
      a designated series Trust...................   1,393,721,217          30,917,608          45,142,648        244,803,816



 * Proposals 1 and 2 required approval by a combined vote of all of the portfolios of Tax-Free Investments Trust.

** Includes Broker Non-Votes.


43        TAX-FREE CASH RESERVE PORTFOLIO

TRUSTEES AND OFFICERS


The address of each trustee and officer of Tax-Free Investments Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 104 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.


                                                                                                          OTHER TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND        TRUSTEE AND/                                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE      OR OFFICER    PRINCIPAL OCCUPATION(S)                                      HELD BY
TRUST                          SINCE         DURING PAST 5 YEARS                                          TRUSTEE/DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------

 INTERESTED PERSONS
----------------------------------------------------------------------------------------------------------------------------------

 Martin L.                     2007          Executive Director, Chief Executive Officer and President,   None
 Flanagan(1) -- 1960                         Invesco Ltd. (ultimate parent of Invesco Aim and a global
 Trustee                                     investment management firm); Chairman, Invesco Aim
                                             Advisors, Inc. (registered investment advisor); Director,
                                             Chairman, Chief Executive Officer and President, IVZ Inc.
                                             (holding company); INVESCO North American Holdings, Inc.
                                             (holding company); Chairman and President, INVESCO Group
                                             Services, Inc. (service provider); Trustee, The AIM Family of Funds(R); Vice Chairman, Investment Company Institute;
                                             and Member of Executive Board, SMU Cox School of Business

                                             Formerly: Director, Chief Executive Officer and President,
                                             Invesco Holdings Company Limited (parent of Invesco Aim and a global investment management firm) Director, Invesco Ltd;
                                             President, Co-Chief Executive Officer, Co-President, Chief
                                             Operating Officer and Chief Financial Officer, Franklin
                                             Resources, Inc. (global investment management organization)
----------------------------------------------------------------------------------------------------------------------------------

 Philip A. Taylor(2) -- 1954   2006          Director, Chief Executive Officer and President, AIM Mutual  None
 Trustee and Executive                       Fund Dealer Inc. (registered broker dealer), Invesco Aim
 Vice President                              Advisors, Inc., AIM Funds Management Inc. d/b/a INVESCO
                                             Enterprise Services (registered investment advisor and
                                             registered transfer agent), 1371 Preferred Inc. (holding
                                             company); Trimark Corporate Class Inc. (formerly AIM
                                             Trimark Global Fund Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc. (corporate mutual fund
                                             company): Director, Chairman, Chief Executive Officer and
                                             President, Invesco Aim Management Group, Inc. (financial
                                             services holding company) and Invesco Aim Capital
                                             Management, Inc. (registered investment advisor); Director and President, INVESCO Funds Group, Inc. (registered
                                             investment advisor and register transfer agent) and AIM GP
                                             Canada Inc. (general partner for a limited partnership);
                                             Director, Invesco Aim Distributors, Inc. (registered broker dealer); Director and Chairman, Invesco Aim Investment
                                             Services, Inc. (registered transfer agent), and INVESCO
                                             Distributors, Inc. (registered broker dealer); Director,
                                             President and Chairman, IVZ Callco Inc. (holding company);
                                             INVESCO Inc. (holding company) and AIM Canada Holdings Inc.
                                             (holding company); Trustee, President and Principal
                                             Executive Officer of The AIM Family of Funds--Registered
                                             Trademark-- (other than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and Tax-Free Investments
                                             Trust); Trustee and Executive Vice President, The AIM
                                             Family of Funds--Registered Trademark-- (AIM Treasurer's
                                             Series Trust, Short-Term Investments Trust and Tax-Free
                                             Investments Trust only); and Manager, Invesco PowerShares
                                             Capital Management LLC

                                             Formerly: Director and Chairman, Fund Management Company
                                             (former registered broker dealer); President and Principal
                                             Executive Officer, The AIM Family of Funds--Registered
                                             Trademark-- (AIM Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free Investments Trust only);
                                             Chairman, AIM Canada Holdings, Inc.; President, AIM Trimark
                                             Global Fund Inc. and AIM Trimark Canada Fund Inc.; and
                                             Director, Trimark Trust (federally regulated Canadian Trust
                                             Company)

----------------------------------------------------------------------------------------------------------------------------------

 INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------

 Bruce L. Crockett -- 1944     1992          Chairman, Crockett Technology Associates (technology         ACE Limited (insurance
 Trustee and Chair                           consulting company)                                          company); and Captaris,
                                                                                                          Inc. (unified messaging
                                                                                                          provider)

----------------------------------------------------------------------------------------------------------------------------------


 Bob R. Baker -- 1936          2003          Retired                                                      None
 Trustee

----------------------------------------------------------------------------------------------------------------------------------


 Frank S. Bayley -- 1939       2001          Retired                                                      None
 Trustee
                                             Formerly: Partner, law firm of Baker & McKenzie; and
                                             Director Badgley Funds, Inc. (registered investment
                                             company) (2 portfolios)

----------------------------------------------------------------------------------------------------------------------------------


 James T. Bunch -- 1942        2003          Founder, Green, Manning & Bunch Ltd., (investment banking    None
 Trustee                                     firm)

                                             Formerly: Director, Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation

----------------------------------------------------------------------------------------------------------------------------------


 Albert R. Dowden -- 1941      2000          Director of a number of public and private business          None
 Trustee                                     corporations, including the Boss Group Ltd. (private
                                             investment and management), Reich & Tang Funds (Chairman)
                                             (registered investment company) (7 portfolios), Daily
                                             Income Fund (4 portfolios), California Daily Tax Free
                                             Income Fund, Inc., Connecticut Daily Tax Free Income Fund,
                                             Inc. and New Jersey Daily Municipal Fund, Inc., Annuity and
                                             Life Re (Holdings), Ltd. (insurance company), and
                                             Homeowners of America Holding Corporation (property
                                             casualty company)

                                             Formerly: Director, CompuDyne Corporation (provider of
                                             product and services to the public security market);
                                             Director, President and Chief Executive Officer, Volvo
                                             Group North America, Inc.; Senior Vice President, AB Volvo;
                                             Director of various affiliated Volvo companies; and
                                             Director, Magellan Insurance Company

----------------------------------------------------------------------------------------------------------------------------------


 Jack M. Fields -- 1952        1997          Chief Executive Officer, Twenty First Century Group, Inc.
 Trustee                                     (government affairs company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P. (cattle, hunting,
                                             corporate entertainment)
                                             Formerly: Chief Executive Officer, Texana Timber LP          Administaff
                                             (sustainable forestry company); and Discovery Global
                                             Education Fund (non-profit)

----------------------------------------------------------------------------------------------------------------------------------


 Carl Frischling -- 1937       1992          Partner, law firm of Kramer Levin Naftalis and Frankel LLP   Director, Reich & Tang
 Trustee                                                                                                  Funds) (15 portfolios)

----------------------------------------------------------------------------------------------------------------------------------


 Prema Mathai-Davis -- 1950    1998          Formerly: Chief Executive Officer, YWCA of the USA           None
 Trustee

----------------------------------------------------------------------------------------------------------------------------------


 Lewis F. Pennock -- 1942      1992          Partner, law firm of Pennock & Cooper                        None
 Trustee

----------------------------------------------------------------------------------------------------------------------------------


 Larry Soll -- 1942            2003          Retired                                                      None
 Trustee

----------------------------------------------------------------------------------------------------------------------------------


 Raymond Stickel,              2005          Retired
 Jr. -- 1944
 Trustee
                                             Formerly: Partner, Deloitte & Touche; and Director,          None
                                             Mainstay VP Series Funds, Inc. (25 portfolios)

----------------------------------------------------------------------------------------------------------------------------------



(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.


44        TAX-FREE CASH RESERVE PORTFOLIO

                                                                                                            OTHER TRUSTEESHIP(S)/
                                 TRUSTEE AND/                                                               DIRECTORSHIP(S)
NAME, YEAR OF BIRTH AND          OR OFFICER    PRINCIPAL OCCUPATION(S)                                      HELD BY
POSITION(S) HELD WITH THE TRUST  SINCE         DURING PAST 5 YEARS                                          TRUSTEE/DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

 OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

 Karen Dunn Kelley -- 1960       1992          Head of Invesco's World Wide Fixed Income and Cash           N/A
 President and Principal                       Management Group; Director of Cash Management and Senior
 Executive Officer                             Vice President, Invesco Aim Advisors, Inc. and Invesco Aim
                                               Capital Management, Inc; Senior Vice President, Invesco Aim
                                               Management Group Inc. Vice President, The AIM Family of
                                               Funds--Registered Trademark-- (other than AIM Treasurer's
                                               Series Trust, Short-Term Investments Trust and Tax-Free
                                               Investments Trust); and President and Principal Executive
                                               Officer, The AIM Family of Funds--Registered Trademark--
                                               (AIM Treasurer's Series Trust, Short-Term Investments Trust
                                               and Tax-Free Investments Trust only)

                                               Formerly: Director and President, Fund Management Company;
                                               Chief Cash Management Officer and Managing Director,
                                               Invesco Aim Capital Management, Inc.; Vice President,
                                               Invesco Aimff Advisors, Inc. and The AIM Family of Funds--
                                               Registered Trademark-- (AIM Treasurer's Series Trust,
                                               Short-Term Investments Trust and Tax-Free Investments Trust
                                               only)

------------------------------------------------------------------------------------------------------------------------------------

 Russell C. Burk -- 1958         2005          Senior Vice President and Senior Officer of The AIM Family   N/A
 Senior Vice President and                     of Funds--Registered Trademark--
 Senior Officer
                                               Formerly: Director of Compliance and Assistant General
                                               Counsel, ICON Advisers, Inc.; Financial Consultant, Merrill
                                               Lynch; General Counsel and Director of Compliance, ALPS
                                               Mutual Funds, Inc.

------------------------------------------------------------------------------------------------------------------------------------


 John M. Zerr -- 1962            2006          Director, Senior Vice President, Secretary and General       N/A
 Senior Vice President, Chief                  Counsel, Invesco Aim Management Group, Inc., Invesco Aim
 Legal Officer and Secretary                   Advisors, Inc. and Invesco Aim Capital Management, Inc.;
                                               Senior Vice President and Secretary, Invesco Aim
                                               Distributors, Inc.; Director and Vice President, INVESCO
                                               Funds Group Inc.; Senior Vice President, Chief Legal
                                               Officer and Secretary of The AIM Family of Funds--
                                               Registered Trademark--; and Manager, Invesco PowerShares
                                               Capital Management LLC


                                               Formerly: Director, Vice President and Secretary, fund
                                               Management company; Vice President, Invesco Aim Capital
                                               Management, Inc.; Chief Operating Officer, Senior Vice
                                               President, General Counsel, and Secretary, Liberty Ridge
                                               Capital, Inc. (an investment adviser); Vice President and
                                               Secretary, PBHG Funds (an investment company); Vice
                                               President and Secretary, PBHG Insurance Series Fund (an
                                               investment company); General Counsel and Secretary, Pilgrim
                                               Baxter Value Investors (an investment adviser); Chief
                                               Operating Officer, General Counsel and Secretary, Old
                                               Mutual Investment Partners (a broker-dealer); General
                                               Counsel and Secretary, Old Mutual Fund Services (an
                                               administrator); General Counsel and Secretary, Old Mutual
                                               Shareholder Services (a shareholder servicing center);
                                               Executive Vice President, General Counsel and Secretary,
                                               Old Mutual Capital, Inc. (an investment adviser); and Vice
                                               President and Secretary, Old Mutual Advisors Funds (an
                                               investment company)

------------------------------------------------------------------------------------------------------------------------------------


 Lisa O. Brinkley -- 1959        2004          Global Compliance Director, Invesco Ltd.; and Vice           N/A
 Vice President                                President of The AIM Family of Funds--Registered
                                               Trademark--




                                               Formerly: Senior Vice President, A I M Management Group
                                               Inc. (financial services holding company); Senior Vice
                                               President and Chief Compliance Officer, A I M Advisors,
                                               Inc. and The AIM Family of Funds--Registered Trademark--;
                                               Vice President and Chief Compliance Officer, A I M Capital
                                               Management, Inc. and A I M Distributors, Inc.; Vice
                                               President, AIM Investment Services, Inc. and Fund
                                               Management Company; Senior Vice President and Chief
                                               Compliance Officer of The AIM Family of Funds--Registered
                                               Trademark--; and Senior Vice President and Compliance
                                               Director, Delaware Investments Family of Funds

------------------------------------------------------------------------------------------------------------------------------------


 Kevin M. Carome -- 1956         2003          Senior Vice President and General Counsel, Invesco Ltd.;
 Vice President                                Director, INVESCO Funds Group, Inc.; and Vice President of
                                               The AIM Family of Funds--Registered Trademark--


                                               Formerly: Director, Senior Vice President, Secretary and     N/A
                                               General Counsel, Invesco Aim Management Group, Inc. and
                                               Invesco Aim Advisors, Inc.; Senior Vice President, Invesco
                                               Aim Distributors, Inc.; Director, General Counsel and Vice
                                               President, Fund Management Company; Vice President, Invesco
                                               Aim Capital Management, Inc. and Invesco Investment
                                               Services, Inc.; Senior Vice President, Chief Legal Officer
                                               and Secretary of The AIM Family of Funds--Registered
                                               Trademark--;  Director and Vice President, INVESCO
                                               Distributors, Inc.; and Chief Executive Officer and
                                               President, INVESCO Funds Group, Inc.

------------------------------------------------------------------------------------------------------------------------------------


 Sidney M. Dilgren -- 1961       2004          Vice President, Invesco Aim Advisors, Inc. and Invesco Aim   N/A
 Vice President, Principal                     Capital Management, Inc.; and Vice President, Treasurer and
 Financial Officer and                         Principal Financial Officer of The AIM Family of Funds--
 Treasurer                                     Registered Trademark--


                                               Formerly: Fund Treasurer, Invesco Aim Advisors, Inc.;
                                               Senior Vice President, Invesco Aim Investment Services,
                                               Inc.; and Vice President, Invesco Aim Distributors, Inc.

------------------------------------------------------------------------------------------------------------------------------------


 Lance A. Rejsek -- 1967         2005          Anti-Money Laundering Compliance Officer, Invesco Aim        N/A
 Anti-Money Laundering                         Advisors, Inc., Invesco Aim Capital Management, Inc.,
 Compliance Officer                            Invesco Aim Distributors, Inc., Invesco Aim Investment
                                               Services, Inc., Invesco AIM Private Asset Management, Inc.,
                                               Fund Management Company and The AIM Family of Funds--
                                               Registered Trademark--

                                               Formerly: Anti-Money Laundering Compliance Officer, Fund
                                               Management Company; and Manager of the Fraud Prevention
                                               Department, Invesco Aim Investment Services, Inc.

------------------------------------------------------------------------------------------------------------------------------------

 Todd L. Spillane -- 1958        2006          Senior Vice President, Invesco Aim Management Group, Inc.;   N/A
 Chief Compliance Officer                      Senior Vice President and Chief Compliance Officer, Invesco
                                               Aim Advisors, Inc. and Invesco Aim Capital Management,
                                               Inc.; Chief Compliance Officer of The AIM Family of Funds--
                                               Registered Trademark--, Invesco Global Asset Management
                                               (N.A.), Inc., (registered investment advisor), Invesco
                                               Institutional (N.A.), Inc., (registered investment
                                               advisor), Invesco Private Capital Investments, Inc.
                                               (holding company), Invesco Private Capital, Inc.
                                               (registered investment advisor) and Invesco Senior Secured
                                               Management, Inc. (registered investment advisor); and Vice
                                               President, Invesco Aim Distributors, Inc., Invesco AIM
                                               Investment Services, Inc.

                                               Formerly: Vice President, Invesco Aim Capital Management,
                                               Inc.; and Fund Management Company; Global Head of Product
                                               Development, AIG-Global Investment Group, Inc.; and Chief
                                               Compliance Officer and Deputy General Counsel, AIG-
                                               SunAmerica Asset Management

------------------------------------------------------------------------------------------------------------------------------------



The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.659.1005.


OFFICE OF THE FUND        INVESTMENT ADVISOR         DISTRIBUTOR                AUDITORS
11 Greenway Plaza         Invesco Aim Advisors,      Invesco Aim Distributors,  PricewaterhouseCoopers
Suite 100                 Inc.                       Inc.                       LLP
Houston, TX 77046-1173    11 Greenway Plaza          11 Greenway Plaza          1201 Louisiana Street
                          Suite 100                  Suite 100                  Suite 2900
                          Houston, TX 77046-1173     Houston, TX 77046-1173     Houston, TX 77002-5678



COUNSEL TO THE FUND       COUNSEL TO THE             TRANSFER AGENT             CUSTODIAN
Stradely Ronon Stevens &  INDEPENDENT TRUSTEES       Invesco Aim Investment     The Bank of New York
Young, LLP                Kramer, Levin, Naftalis &  Services, Inc.             2 Hanson Place
2600 One Commerce Square  Frankel LLP                P.O. Box 4739              Brooklyn, NY 11217-1431
Philadelphia, PA 19103-   1177 Avenue of the         Houston, TX 77210-4739
7599                      Americas
                          New York, NY 10036-2714





45        TAX-FREE CASH RESERVE PORTFOLIO

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Funds provide a complete list of their holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Funds' semiannual and annual reports to shareholders. For the first and third quarters, the Funds file the list with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. Qualified persons, including beneficial owners of the Funds' shares and prospective investors, may obtain access to the Web site by calling the distributor at 800 659 1005 and selecting option 2. To locate each Fund's portfolio holdings information, access the Fund's overview page. Links to each Fund's complete quarterly holdings will be available on this Web page.
Shareholders can also look up each Fund's Form N-Q filings on the SEC Web site, sec.gov. Each Fund's Form N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference
Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-02729 and 002-58287.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim Web site,
invescoaim.com. On the home page, scroll down and click on "Proxy Policy." The information is also available on the SEC Web site,
sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web site. Go to invescoaim.com, access the "About Us" tab, click on "Required Notices" and then click on "Proxy
Voting Activity." Next, select the Fund from the drop-down menu. This information is also available on the SEC Web site, sec.gov.

Invesco Aim --service mark-- is a service mark of Invesco Aim Management Group,
Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco
Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management
LLC are the investment advisors for the products and services represented by
Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Invesco Institutional (N.A.),
Inc., Invesco Senior Secured Management, Inc., Invesco Global Asset Management
(N.A.), Inc., AIM Funds Management Inc. (DBA AIM Trimark Investments), Invesco
Asset Management (Japan) Ltd. and Invesco Hong Kong Ltd. are affiliated investment advisors that serve as the subadvisor for some of the products and services represented by Invesco Aim. AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. (DBA Invesco
Trimark) on or prior to Dec. 31, 2008. Invesco Aim Distributors, Inc. is the
distributor for the retail mutual funds, exchange-traded funds and U.S.
institutional money market funds represented by Invesco Aim. All entities are                                     [INVESCO AIM LOGO]
indirect, wholly owned subsidiaries of Invesco Ltd.                                                                --SERVICE MARK--

invescoaim.com   TFIT-AR-4   Invesco Aim Distributors, Inc.


ITEM 2. CODE OF ETHICS.

     As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

FEES BILLED BY PWC RELATED TO THE REGISTRANT

     PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

                                            Percentage of Fees
                                            Billed Applicable                            Percentage of Fees
                                               to Non-Audit                             Billed Applicable to
                                            Services Provided                            Non-Audit Services
                       Fees Billed for     for fiscal year end                           Provided for fiscal
                      Services Rendered      2008 Pursuant to       Fees Billed for         year end 2007
                      to the Registrant         Waiver of        Services Rendered to    Pursuant to Waiver
                     for fiscal year end       Pre-Approval       the Registrant for       of Pre-Approval
                             2008             Requirement(1)     fiscal year end 2007      Requirement(1)
                     -------------------   -------------------   --------------------   --------------------
Audit Fees                  $26,370                N/A                  $26,298                  N/A
Audit-Related Fees          $     0                  0%                 $     0                    0%
Tax Fees(2)                 $ 5,127                  0%                 $ 5,500                    0%
All Other Fees              $     0                  0%                 $     0                    0%
                            -------                                     -------
Total Fees                  $31,497                  0%                 $31,798                    0%

PWC billed the Registrant aggregate non-audit fees of $5,127 for the fiscal year ended 2008, and $5,500 for the fiscal year ended 2007, for non-audit services rendered to the Registrant.

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant's Audit Committee and approved by the Registrant's Audit Committee prior to the completion of the audit.

(2) Tax fees for the fiscal year end March 31, 2008 includes fees billed for reviewing tax returns and consultation services. Tax fees for the fiscal year end March 31, 2007 includes fees billed for reviewing tax returns and consultation services.

FEES BILLED BY PWC RELATED TO AIM AND AIM AFFILIATES

     PWC billed AIM Advisors, Inc. ("AIM"), the Registrant's adviser, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to the Registrant ("AIM Affiliates") aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates for the last two fiscal years as follows:

                        Fees Billed for                               Fees Billed for
                      Non-Audit Services     Percentage of Fees     Non-Audit Services      Percentage of Fees
                     Rendered to AIM and    Billed Applicable to    Rendered to AIM and    Billed Applicable to
                      AIM Affiliates for     Non-Audit Services     AIM Affiliates for      Non-Audit Services
                     fiscal year end 2008    Provided for fiscal   fiscal year end 2007    Provided for fiscal
                      That Were Required        year end 2008       That Were Required        year end 2007
                      to be Pre-Approved     Pursuant to Waiver     to be Pre-Approved    Pursuant to Waiver of
                     by the Registrant's       of Pre-Approval      by the Registrant's        Pre-Approval
                        Audit Committee        Requirement(1)         Audit Committee         Requirement(1)
                     --------------------   --------------------   --------------------   ---------------------
Audit-Related Fees            $0                       0%                   $0                      0%
Tax Fees                      $0                       0%                   $0                      0%
All Other Fees                $0                       0%                   $0                      0%
                             ---                                           ---
Total Fees(2)                 $0                       0%                   $0                      0%

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, AIM and AIM Affiliates to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant's Audit Committee and approved by the Registrant's Audit Committee prior to the completion of the audit.

(2) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2008, and $0 for the fiscal year ended 2007, for non-audit services rendered to AIM and AIM Affiliates.

     The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM and AIM Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC's independence. To the extent that such services were provided, the Audit Committee determined that the provision of such services is compatible with PWC maintaining independence with respect to the Registrant.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                           the AIM Funds (the "Funds")
                         Last Amended September 18, 2006

STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor's independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

AUDIT SERVICES

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

NON-AUDIT SERVICES

The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

     1. Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:

               a. The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

               b. Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

     2. Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

     3.   Document the substance of its discussion with the Audit Committees.

ALL OTHER AUDITOR SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

PROCEDURES

On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor's independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
PROCEDURES

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

     - Bookkeeping or other services related to the accounting records or financial statements of the audit client

     -    Financial information systems design and implementation

     - Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

     -    Actuarial services

     -    Internal audit outsourcing services

CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

     -    Management functions

     -    Human resources

     -    Broker-dealer, investment adviser, or investment banking services

     -    Legal services

     -    Expert services unrelated to the audit

     -    Any service or product provided for a contingent fee or a commission

     - Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

     - Tax services for persons in financial reporting oversight roles at the Fund

     - Any other service that the Public Company Oversight Board determines by regulation is impermissible.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of March 18, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 18, 2008, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a) (1)   Code of Ethics.

12(a) (2)   Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment
            Company Act of 1940.

12(a) (3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Tax-Free Investments Trust


By: /s/ KAREN DUNN KELLEY
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: June 6, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ KAREN DUNN KELLEY
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: June 6, 2008


By: /s/ SIDNEY M. DILGREN
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: June 6, 2008

                                  EXHIBIT INDEX

12(a) (1)   Code of Ethics.

12(a) (2)   Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment
            Company Act of 1940.

12(a) (3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment
            Company Act of 1940.